                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-07455

                           Virtus Opportunities Trust
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
               (Address of principal executive offices) (Zip code)

                               Kevin J. Carr, Esq.
    Vice President, Chief Legal Officer, Counsel and Secretary for Registrant
                                100 Pearl Street
                             Hartford, CT 06103-4506
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574

                      Date of fiscal year end: September 30

                    Date of reporting period: March 31, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                                                              SEMIANNUAL REPORT

                                 (VIRTUS LOGO)

                                Virtus Bond Fund
                         Virtus CA Tax-Exempt Bond Fund
                      Virtus Global Commodities Stock Fund
                        Virtus Global Infrastructure Fund
                        Virtus Global Opportunities Fund
                    Virtus Global Real Estate Securities Fund
                 Virtus Greater Asia ex Japan Opportunities Fund
                   Virtus Greater European Opportunities Fund
                             Virtus High Yield Fund
                        Virtus International Equity Fund
                Virtus International Real Estate Securities Fund
                           Virtus Market Neutral Fund
                      Virtus Multi-Sector Fixed Income Fund
                        Virtus Senior Floating Rate Fund*

*     SECTION 19(A) NOTICE APPEARS AT THE BACK OF THIS REPORT.

TRUST NAME:                                    March 31, 2011                                  (LOGO)
VIRTUS OPPORTUNITIES TRUST

NOT FDIC INSURED                               NO BANK GUARANTEE                               MAY LOSE VALUE

                               TABLE OF CONTENTS

Message to Shareholders ..................................................................         1
Disclosure of Fund Expenses ..............................................................         2
Key Investment Terms .....................................................................         4
Portfolio Holdings Summary Weightings ....................................................         5


                                                                                             SCHEDULE
                                                                                                OF
FUND                                                                                        INVESTMENTS
   Virtus Bond Fund ("Bond Fund") ........................................................         7
   Virtus CA Tax-Exempt Bond Fund ("CA Tax-Exempt Bond Fund") ............................        12
   Virtus Global Commodities Stock Fund ("Global Commodities Stock Fund") ................        15
   Virtus Global Infrastructure Fund ("Global Infrastructure Fund") ......................        17
   Virtus Global Opportunities Fund ("Global Opportunities Fund") ........................        19
   Virtus Global Real Estate Securities Fund ("Global Real Estate Securities Fund") ......        21
   Virtus Greater Asia ex Japan Opportunities Fund ("Greater Asia ex Japan
     Opportunities Fund") ...................................... .........................        23
   Virtus Greater European Opportunities Fund ("Greater European Opportunities Fund") ....        25
   Virtus High Yield Fund ("High Yield Fund") ............................................        27
   Virtus International Equity Fund ("International Equity Fund") ........................        31
   Virtus International Real Estate Securities Fund ("International Real Estate
     Securities Fund") ..................................... .............................        33
   Virtus Market Neutral Fund ("Market Neutral Fund")* ...................................        35
   Virtus Multi-Sector Fixed Income Fund ("Multi-Sector Fixed Income Fund") ..............        39
   Virtus Senior Floating Rate Fund ("Senior Floating Rate Fund") ........................        47
Statements of Assets and Liabilities .....................................................        53
Statements of Operations .................................................................        56
Statements of Changes in Net Assets ......................................................        60
Financial Highlights .....................................................................        66
Notes to Financial Statements ............................................................        75
Consideration of Advisory and Subadvisory Agreements by the Board of Trustees ............        90

*     Schedule of Investments and Securities Sold Short.

PROXY VOTING PROCEDURES AND VOTING RECORD (FORM N-PX)

      The adviser and subadvisers vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

FORM N-Q INFORMATION

      The Trust files a complete schedule of portfolio holdings for each Fund with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund's record and other pertinent information.

                             MESSAGE TO SHAREHOLDERS

Dear Fellow Shareholders of Virtus Mutual Funds:

The last six months -- especially the first quarter of this year -- provided a textbook lesson in the unpredictable nature of capital markets and the importance of maintaining a disciplined investment approach. Investors were reminded that it is impossible to predict the events that might influence market performance or how the market will react to such events.

The markets faced a number of unusual challenges around the world, including Japan's recent earthquake and social unrest in the critical oil regions of North Africa and the Middle East. At the same time, the equities markets benefited from the stabilizing effects of the second round of quantitative easing, the Federal Reserve's (the "Fed's") gradual purchase of $600 billion in U.S. Treasuries initiated last November. Confidence replaced concern, and investors started moving out of "safe haven" fixed income securities into equities.

Investors who stayed the course were rewarded for their perseverance. The S&P 500(R) Index, a broad measure of U.S. stock market performance, gained 17.3% for the six months ended March 31, 2011, and 5.92% in the first quarter alone -- its best opening quarter since 1998. Fixed income markets generated more modest returns as interest rates inched higher. The Barclays Capital U.S. Aggregate Bond Index, which measures the performance of the taxable bond market, had performance of (0.88)% for the six months ended March 31, 2011, and a gain of 0.42% in the first quarter of 2011.

It is clear the U.S. economic recovery is gathering speed. We are seeing signs of improvement in manufacturing, the labor market and consumer spending. GDP is growing and corporate earnings are on the rise. Certainly, this news is positive but challenges remain: higher oil prices, a depressed housing market, and some concern that interest rates may start to increase after the Fed's Treasury purchases end in June.

At times of uncertainty, diversification takes on greater importance. While diversification cannot guarantee a profit or prevent loss, owning a variety of asset classes can help cushion your portfolio against market volatility. Your financial adviser can help you ensure your portfolio is adequately diversified. You may also want to visit our website, www.virtus.com, to learn about the full range of Virtus Mutual Funds, including some new investment strategies that may be used to diversify a core portfolio.

As always, thank you for investing with Virtus. Our investment team is committed to your financial success.

Sincerely,

-s- George R. Aylward
George R. Aylward
President, Virtus Mutual Funds

MAY 2011

WHENEVER YOU HAVE QUESTIONS ABOUT YOUR ACCOUNT, OR REQUIRE ADDITIONAL INFORMATION, PLEASE VISIT US ON THE WEB AT WWW.VIRTUS.COM OR CALL OUR SHAREOWNER SERVICE GROUP TOLL-FREE AT 1-800-243-1574.

PERFORMANCE DATA QUOTED REPRESENTS PAST RESULTS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

                           VIRTUS OPPORTUNITIES TRUST
                           DISCLOSURE OF FUND EXPENSES
    FOR THE SIX-MONTH PERIOD OF OCTOBER 1, 2010 TO MARCH 31, 2011 (UNAUDITED)

      We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Virtus Opportunities Trust Fund (each, a "Fund") you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. Class I shares are sold without sales charges. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The following Expense Table illustrates your Fund's costs in two ways.

ACTUAL EXPENSES

      The first section of the accompanying table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second section of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

EXPENSE TABLE

                                          Beginning         Ending      Annualized  Expenses Paid
                                        Account Value   Account Value     Expense      During
                                       October 1, 2010  March 31, 2011     Ratio       Period*
                                       ---------------  --------------  ----------  -------------
BOND FUND
ACTUAL
Class A                                   $1,000.00       $1,007.90        0.85%      $ 4.26
Class B                                    1,000.00        1,005.10        1.60         8.00
Class C                                    1,000.00        1,005.00        1.60         8.00
Class I                                    1,000.00        1,009.70        0.60         3.01

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A                                    1,000.00        1,020.64        0.85         4.29
Class B                                    1,000.00        1,016.85        1.60         8.08
Class C                                    1,000.00        1,016.85        1.60         8.08
Class I                                    1,000.00        1,021.90        0.60         3.03

CA TAX-EXEMPT BOND FUND
ACTUAL
Class A                                   $1,000.00       $  953.40        0.85%      $ 4.14
Class I                                    1,000.00          954.50        0.60         2.92

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A                                    1,000.00        1,020.64        0.85         4.29
Class I                                    1,000.00        1,021.90        0.60         3.03

GLOBAL COMMODITIES STOCK FUND
ACTUAL
Class A                                   $1,000.00       $1,084.00        1.65%      $ 8.57
Class C                                    1,000.00        1,084.00        2.40        12.47
Class I                                    1,000.00        1,084.00        1.40         7.27

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A                                    1,000.00        1,016.60        1.65         8.33
Class C                                    1,000.00        1,012.81        2.40        12.12
Class I                                    1,000.00        1,017.86        1.40         7.07

HYPOTHETICAL (5% RETURN BEFORE EXPENSES SINCE INCEPTION)+
Class A                                    1,000.00        1,001.38        1.65         0.68
Class C                                    1,000.00        1,001.07        2.40         0.99
Class I                                    1,000.00        1,001.48        1.40         0.58

GLOBAL INFRASTRUCTURE FUND
ACTUAL
Class A                                   $1,000.00       $1,119.40        1.38%      $ 7.29
Class C                                    1,000.00        1,115.50        2.13        11.23
Class I                                    1,000.00        1,120.70        1.13         5.97

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A                                    1,000.00        1,017.96        1.38         6.97
Class C                                    1,000.00        1,014.18        2.13        10.75
Class I                                    1,000.00        1,019.23        1.13         5.70

GLOBAL OPPORTUNITIES FUND
ACTUAL
Class A                                   $1,000.00       $1,077.30        1.55%      $ 8.03
Class B                                    1,000.00        1,073.90        2.30        11.89
Class C                                    1,000.00        1,074.30        2.30        11.89

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A                                    1,000.00        1,017.10        1.55         7.83
Class B                                    1,000.00        1,013.32        2.30        11.61
Class C                                    1,000.00        1,013.32        2.30        11.61

                           VIRTUS OPPORTUNITIES TRUST
                     DISCLOSURE OF FUND EXPENSES (CONTINUED)
    FOR THE SIX-MONTH PERIOD OF OCTOBER 1, 2010 TO MARCH 31, 2011 (UNAUDITED)

EXPENSE TABLE

                                          Beginning         Ending      Annualized  Expenses Paid
                                        Account Value    Account Value    Expense      During
                                       October 1, 2010  March 31, 2011     Ratio       Period*
                                       ---------------  --------------  ----------  -------------
GLOBAL REAL ESTATE SECURITIES FUND
ACTUAL
Class A                                   $1,000.00       $1,121.70        1.40%       $ 7.41
Class C                                    1,000.00        1,117.70        2.15         11.35
Class I                                    1,000.00        1,123.60        1.15          6.09

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A                                    1,000.00        1,017.86        1.40          7.07
Class C                                    1,000.00        1,014.08        2.15         10.85
Class I                                    1,000.00        1,019.13        1.15          5.81

GREATER ASIA EX JAPAN OPPORTUNITIES FUND
ACTUAL
Class A                                   $1,000.00       $1,000.00        1.80%       $ 8.98
Class C                                    1,000.00          996.20        2.55         12.69
Class I                                    1,000.00        1,000.40        1.55          7.73

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A                                    1,000.00        1,015.84        1.80          9.09
Class C                                    1,000.00        1,012.06        2.55         12.87
Class I                                    1,000.00        1,016.50        1.55          7.83

GREATER EUROPEAN OPPORTUNITIES FUND
ACTUAL
Class A                                   $1,000.00       $1,063.70        1.45%       $ 7.46
Class C                                    1,000.00        1,060.40        2.20         11.30
Class I                                    1,000.00        1,065.40        1.20          6.18

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A                                    1,000.00        1,017.61        1.45          7.32
Class C                                    1,000.00        1,013.82        2.20         11.11
Class I                                    1,000.00        1,018.87        1.20          6.06

HIGH YIELD FUND
ACTUAL
Class A                                   $1,000.00       $1,050.80        1.26%       $ 6.44
Class B                                    1,000.00        1,045.00        2.01         10.25
Class C                                    1,000.00        1,044.60        2.01         10.25

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A                                    1,000.00        1,018.57        1.26          6.36
Class B                                    1,000.00        1,014.78        2.01         10.15
Class C                                    1,000.00        1,014.78        2.01         10.15

INTERNATIONAL EQUITY FUND
ACTUAL
Class A                                   $1,000.00       $1,089.70        1.50%       $ 7.81
Class C                                    1,000.00        1,086.60        2.25         11.70
Class I                                    1,000.00        1,091.50        1.25          6.52

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A                                    1,000.00        1,017.36        1.50          7.57
Class C                                    1,000.00        1,013.57        2.25         11.36
Class I                                    1,000.00        1,018.62        1.25          6.31

INTERNATIONAL REAL ESTATE SECURITIES FUND
ACTUAL
Class A                                   $1,000.00       $1,107.80        1.50%       $ 7.88
Class C                                    1,000.00        1,103.40        2.25         11.80
Class I                                    1,000.00        1,107.30        1.25          6.57

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A                                    1,000.00        1,017.36        1.50          7.57
Class C                                    1,000.00        1,013.57        2.25         11.36
Class I                                    1,000.00        1,018.62        1.25          6.31

MARKET NEUTRAL FUND**
ACTUAL
Class A                                   $1,000.00       $  963.90        3.77%       $18.46
Class B                                    1,000.00          959.90        4.46         21.79
Class C                                    1,000.00          959.80        4.49         21.94
Class I                                    1,000.00          964.90        3.48         17.05

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A                                    1,000.00        1,005.90        3.77         19.03
Class B                                    1,000.00        1,002.41        4.46         22.52
Class C                                    1,000.00        1,002.26        4.49         22.67
Class I                                    1,000.00        1,007.36        3.48         17.57

MULTI-SECTOR FIXED INCOME FUND
ACTUAL
Class A                                   $1,000.00       $1,053.50        1.16%       $ 5.94
Class B                                    1,000.00        1,050.70        1.91          9.77
Class C                                    1,000.00        1,050.20        1.91          9.76
Class I                                    1,000.00        1,055.80        0.92          4.72

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A                                    1,000.00        1,019.07        1.16          5.86
Class B                                    1,000.00        1,015.29        1.91          9.64
Class C                                    1,000.00        1,015.29        1.91          9.64
Class I                                    1,000.00        1,020.29        0.92          4.64

SENIOR FLOATING RATE FUND
ACTUAL
Class A                                   $1,000.00       $1,054.60        1.20%       $ 6.15
Class C                                    1,000.00        1,051.70        1.95          9.97
Class I                                    1,000.00        1,056.00        0.95          4.87

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A                                    1,000.00        1,018.87        1.20          6.06
Class C                                    1,000.00        1,015.09        1.95          9.84
Class I                                    1,000.00        1,020.13        0.95          4.80

+ Inception date is March 15, 2011. Expenses are equal to the Fund's annualized expense ratio, which includes waived fees and reimbursed fees, if applicable, multiplied by the average account value over the period, multiplied by the number of days (15) expenses were accrued, then divided by 365 days to reflect the period since inception.

* Expenses are equal to the relevant Funds' annualized expense ratio, which includes waived fees, reimbursed expenses, dividends and interest on short sales, if applicable, multiplied by the average account value over the period, multiplied by the number of days (182) expenses were accrued in the most recent fiscal half-year, then divided by 365 days to reflect the one-half year period.

** Market Neutral Fund annualized expense ratio includes dividends and interest on short sales.

      For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher.

      You can find more information about the Funds' expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the prospectus.

                              KEY INVESTMENT TERMS

ADR (AMERICAN DEPOSITARY RECEIPT)

Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

EXCHANGE-TRADED FUNDS (ETF)

Portfolios of stocks or bonds that track a specific market index.

ISHARES

Represents shares of an open-end Exchange-Traded Fund.

LONG POSITION ("LONG")

Ownership of a security, giving the investor the right to transfer ownership to someone else, the right to receive income paid by the security, and the right to any profits or losses as the security's value changes.

PIK (PAYMENT-IN-KIND SECURITY)

A bond which pays interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.

QUANTITATIVE EASING

A government monetary policy occasionally used to increase the money supply by buying government securities or other securities from the market. Quantitative easing increases the money supply by flooding financial institutions with capital in an effort to promote increased lending and liquidity.

REIT (REAL ESTATE INVESTMENT TRUST)

A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

SHORT POSITION ("SHORT")

Stock shares that an investor has sold without actually owning (by borrowing the certificates from a broker) in anticipation of a decline in the stock value by a certain date. If the price falls, the investor buys the shares at the lower rate and makes a profit on the difference. It the price rises, the investor must buy at the higher price and sustains a loss.

SPONSORED ADR (AMERICAN DEPOSITARY RECEIPT)

An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. Sponsored ADRs generally carry the same rights normally given to stockholders, such as voting rights. ADRs must be sponsored to be able to trade on a major U.S. exchange such as the NYSE.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date, ordinarily up to 90 days later. When-issued or forward commitments enable a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates.

                           VIRTUS OPPORTUNITIES TRUST
                     PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS
                           MARCH 31, 2011 (UNAUDITED)

For each Fund, the following tables present portfolio holdings within certain sectors or countries and as a percentage of total investments attributable to each sector.

                                    BOND FUND

Corporate Bonds                                          45%
   Financials                                            23%
   Consumer Discretionary                                 7
   Telecommunication Services                             3
   Materials                                              3
   All other sectors                                      9
Mortgage-Backed Securities                               33
U.S. Government Securities                                9
Municipal Securities                                      2
Other (includes short-term investments
   and securities lending collateral)                    11
                                                        ---
Total                                                   100%
                                                        ===

                          GLOBAL COMMODITIES STOCK FUND

Materials                                                50%
Energy                                                   23
Industrials                                              11
Consumer Staples                                          8
Consumer Discretionary                                    7
Other (includes short-term investments)                   1
                                                        ---
Total                                                   100%
                                                        ===

                            GLOBAL OPPORTUNITIES FUND

Consumer Staples                                         40%
Financials                                               14
Information Technology                                   14
Consumer Discretionary                                    8
Health Care                                               8
Energy                                                    6
Industrials                                               5
Other (includes short-term investments
   and securities lending collateral)                     5
                                                        ---
Total                                                   100%
                                                        ===

                             CA TAX-EXEMPT BOND FUND

Pre-Refunded                                             24%
General Obligation                                       17
General Revenue                                          14
Water & Sewer Revenue                                    11
Medical Revenue                                           8
Development Revenue                                       6
Higher Education Revenue                                  5
Other (includes short-term investments)                  15
                                                        ---
Total                                                   100%
                                                        ===

                           GLOBAL INFRASTRUCTURE FUND

Telecommunication Services                               28%
Utilities                                                28
Energy                                                   23
Industrials                                              18
Consumer Discretionary                                    2
Other (includes short-term investments)                   1
                                                        ---
Total                                                   100%
                                                        ===

                       GLOBAL REAL ESTATE SECURITIES FUND

Retail REIT's                                            32%
Office REIT's                                            15
Specialized REIT's                                       14
Residential REIT's                                       12
Diversified REIT's                                       11
Real Estate Operating Cos.                                8
Industrial REIT's                                         6
Other (includes short-term investments)                   2
                                                        ---
Total                                                   100%
                                                        ===

                    GREATER ASIA EX JAPAN OPPORTUNITIES FUND

Consumer Staples                                         32%
Financials                                               20
Consumer Discretionary                                    8
Industrials                                               8
Information Technology                                    8
Health Care                                               5
Utilities                                                 4
Other (includes short-term investments
   and securities lending collateral)                    15
                                                        ---
Total                                                   100%
                                                        ===

                           VIRTUS OPPORTUNITIES TRUST
                PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

                       GREATER EUROPEAN OPPORTUNITIES FUND

Consumer Staples                                         36%
Industrials                                              16
Health Care                                              14
Financials                                               10
Consumer Discretionary                                    7
Energy                                                    6
Information Technology                                    2
Other (includes short-term investments
   and securities lending collateral)                     9
                                                        ---
Total                                                   100%
                                                        ===

                            INTERNATIONAL EQUITY FUND

Consumer Staples                                         13%
Telecommunication Services                               13
Energy                                                   11
Health Care                                              11
Industrials                                              10
Information Technology                                   10
Financials                                                8
Other (includes short-term investments)                  24
                                                        ---
Total                                                   100%
                                                        ===

                       MARKET NEUTRAL FUND--LONG POSITIONS

Consumer Discretionary                                   19%
Consumer Staples                                         17
Information Technology                                   14
Financials                                               13
Health Care                                              13
Energy                                                    8
Industrials                                               8
Other (includes short-term investments)                   8
                                                        ---
Total                                                   100%
                                                        ===

                         MULTI-SECTOR FIXED INCOME FUND

Corporate Bonds and Notes                                52%
Loan Agreements                                          16
Mortgage-Backed Securities                               13
Foreign Government Securities                            12
Preferred Stock                                           2
Other (includes short-term investments)                   5
                                                        ---
Total                                                   100%
                                                        ===

                                 HIGH YIELD FUND

Consumer Discretionary                                   25%
Telecommunication Services                               14
Financials                                               10
Energy                                                    7
Industrials                                               7
Consumer Staples                                          6
Other (includes short-term investments
   and securities lending collateral)                    31
                                                        ---
Total                                                   100%
                                                        ===

                    INTERNATIONAL REAL ESTATE SECURITIES FUND

Retail REIT's                                            39%
Real Estate Operating Cos.                               19
Diversified REIT's                                       15
Office REIT's                                            13
Industrial REIT's                                         9
Other (includes short-term investments)                   5
                                                        ---
Total                                                   100%
                                                        ===

                      MARKET NEUTRAL FUND--SHORT POSITIONS

Consumer Discretionary                                   18%
Consumer Staples                                         16
Health Care                                              14
Information Technology                                   14
Financials                                               12
Industrials                                               9
Energy                                                    8
Other (includes short-term investments)                   9
                                                        ---
Total                                                   100%
                                                        ===

                            SENIOR FLOATING RATE FUND

Consumer Discretionary                                   26%
Information Technology                                   13
Health Care                                              11
Materials                                                 9
Industrials                                               9
Financials                                                8
Telecommunication Services                                5
Other (includes short-term investments)                  19
                                                        ---
Total                                                   100%
                                                        ===

                                VIRTUS BOND FUND
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

                                                                                  PAR
                                                                                 VALUE      VALUE
                                                                                --------   --------
U.S. GOVERNMENT SECURITIES--9.7%
U.S. Treasury Bond
   3.500%, 2/15/39                                                              $ 13,695   $ 11,483
U.S. Treasury Note
   2.625%, 6/30/14                                                                 2,760      2,868
   3.250%, 12/31/16                                                                   25         26
   2.625%, 8/15/20                                                                   305        286
                                                                                           --------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $14,676)                                                                    14,663
                                                                                           --------
MUNICIPAL BONDS--1.5%

CALIFORNIA--0.6%
Metropolitan Water
   District of Southern
   California Build America
   Bonds, Taxable Series A,
   6.947%, 7/1/40                                                                    140        147
State of California,
   Build America Bonds
   7.600%, 11/1/40                                                                   660        722
                                                                                           --------
                                                                                                869
                                                                                           --------
MICHIGAN--0.1%
City of Flat Rock Finance
   Authority, Taxable Series A,
   6.750%, 10/1/16                                                                    85         90
                                                                                           --------
NEW JERSEY--0.1%
State Turnpike Authority,
   Build America Bonds,
   Taxable Series A, 7.102%,
   1/1/41                                                                            165        177
                                                                                           --------
RHODE ISLAND--0.7%
City of Woonsocket
   Pension Funding
   Taxable (AGM Insured)
   5.660%, 7/15/13                                                                 1,000      1,062
                                                                                           --------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $2,081)                                                                      2,198
                                                                                           --------

MORTGAGE-BACKED SECURITIES--35.7%

AGENCY--27.8%
FHLMC
   7.500%, 4/1/14                                                                     14         15
   7.000%, 4/1/16                                                                     14         15
   6.500%, 4/1/31(9)                                                               3,065      3,463
   7.000%, 1/1/33                                                                    158        182
   5.000%, 1/1/35                                                                    105        111
   5.000%, 7/1/35                                                                  3,199      3,358
FHLMC REMICs
   JA-2777
   4.500%, 11/15/17                                                                  188        193
   CH-2904
   4.500%, 4/15/19                                                                   667        696
FNMA
   7.000%, 5/1/14                                                                      9         10
   6.000%, 10/1/14                                                                   147        160
   6.500%, 6/1/16                                                                    108        118
   6.000%, 7/1/17                                                                     53         58
   5.500%, 9/1/17                                                                    129        140
   4.500%, 12/1/18                                                                   884        936
   0.000%, 10/9/19                                                                   900        611
   4.500%, 3/1/20                                                                    133        141
   5.000%, 4/1/20                                                                    238        254
   4.500%, 5/1/20                                                                    382        404
   4.000%, 6/1/20                                                                    212        221
   4.500%, 11/1/20                                                                   753        796
   5.000%, 8/1/21                                                                     74         79
   6.000%, 5/1/29                                                                    128        141
   6.500%, 5/1/30                                                                      5          5
   7.500%, 3/1/31                                                                    102        118
   7.000%, 7/1/31                                                                     62         71
   7.000%, 9/1/31                                                                    105        122
   6.500%, 2/1/32                                                                    197        223
   6.500%, 3/1/32                                                                     94        106
   5.500%, 4/1/33                                                                    112        121
   5.000%, 5/1/33                                                                  1,464      1,543
   5.500%, 6/1/33                                                                    896        964
   5.500%, 7/1/33                                                                    840        905
   5.000%, 9/1/33                                                                    194        205
   6.000%, 11/1/34                                                                   382        420
   5.500%, 12/1/35                                                                   158        170
   5.500%, 3/1/36                                                                    393        422
   5.500%, 4/1/36                                                                    315        339
   5.500%, 9/1/36                                                                  1,259      1,354
   6.500%, 5/1/37                                                                    901      1,013
   6.000%, 9/1/37                                                                     47         52
   6.000%, 10/1/37                                                                   241        263
   6.000%, 1/1/38                                                                    116        129
   6.000%, 2/1/38                                                                     74         80
   6.000%, 2/1/38                                                                    119        129
   6.000%, 2/1/38                                                                    110        121
   6.000%, 3/1/38                                                                    641        709
   6.500%, 3/1/38                                                                  3,182      3,599
   5.500%, 4/1/38                                                                    401        435
   6.000%, 5/1/38                                                                    134        145
   6.000%, 7/1/38                                                                  3,073      3,363
   5.500%, 8/1/38                                                                    524        561
   6.000%, 8/1/38                                                                  1,451      1,588
   6.000%, 8/1/38                                                                    290        321
   6.000%, 8/1/38                                                                    459        508
   6.000%, 8/1/38                                                                    118        129
   6.000%, 8/1/39                                                                  1,928      2,116
   5.500%, 9/1/39                                                                  2,157      2,323
   4.500%, 9/1/40                                                                    863        884
FNMA 98-M7,
   Z 6.390%, 5/25/36                                                                  16         16
FNMA 99-M2,
   B 6.421%, 3/25/29(2)                                                            1,100      1,232
FNMA REMICs 03-42,
   HC 4.500%, 12/25/17                                                               256        267
GNMA
   8.500%, 11/15/22                                                                    1          1
   6.500%, 9/15/28                                                                   118        134
   7.500%, 9/15/29                                                                   136        159
GNMA 11-49,
   A 2.450%,
   11/16/16(9)                                                                     2,320      2,353
                                                                                           --------
                                                                                             41,820
                                                                                           --------
NON-AGENCY--7.9%
American Tower Trust 07-1A,
   AFX 144A 5.420%,
   4/15/37(3)                                                                        190        204
Banc of America
   Commercial Mortgage,
   Inc. 06-2, A3 5.713%,
   5/10/45(2)                                                                      2,285      2,374
Bear Stearns Commercial
   Mortgage Securities
   05-PWR9, A4B 4.943%,
   9/11/42                                                                           955        989
Citigroup/Deutsche Bank
   Commercial Mortgage
   Trust 05 CD1, AJ 5.222%,
   7/15/44(2)                                                                        795        775
Commercial Mortgage
   Pass-Through Certificates
   07-C9, A4 5.815%,
   12/10/49(2)                                                                       395        429
Credit Suisse Mortgage
   Capital Certificates
   06-C1, A3 5.441%, 2/15/39(2)                                                      100        105
   06-C5, A3 5.311%, 12/15/39                                                        650        682
Morgan Stanley Capital I
   07-T27, AJ 5.646%, 6/11/42(2)                                                     800        779
   07-T27, A4 5.646%, 6/11/42(2)                                                   1,050      1,153
   05-IQ10, A4B 5.284%, 9/15/42(2)                                                   700        732
   06-IQ11, A4 5.726%, 10/15/42(2)                                                   735        805
Wachovia Bank Commercial
   Mortgage Trust
   06-C26, A3 6.011%, 6/15/45(2)                                                   1,935      2,107
   06-C28, AM 5.603%, 10/15/48                                                       755        766
                                                                                           --------
                                                                                             11,900
                                                                                           --------
TOTAL MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $51,540)                                                                    53,720
                                                                                           --------
CORPORATE BONDS--48.1%

CONSUMER DISCRETIONARY--7.4%
AMC Entertainment
   Holdings, Inc. 144A
   9.750%, 12/1/20(3)                                                                365        392
Ameristar Casinos, Inc.
   9.250%, 6/1/14                                                                    905        999
   144A 7.500%, 4/15/21(3)                                                           135        134
Bon-Ton Stores, Inc. (The)
   10.250%, 3/15/14                                                                  605        623
Cequel Communications
   Holdings I LLC / Cequel
   Capital Corp. 144A 8.625%,
   11/15/17(3)                                                                       280        293
DineEquity, Inc.
   144A 9.500%, 10/30/18(3)                                                          135        147
Discovery Communications
   LLC 3.700%, 6/1/15                                                                265        274
Echostar DBS Corp.
   7.125%, 2/1/16                                                                    490        526
Fortune Brands, Inc.
   3.000%, 6/1/12                                                                    525        534
HOA Restaurant Group
   LLC / HOA Finance Corp.
   144A 11.250%, 4/1/17(3)                                                           165        169

        For information regarding the Key Investment Terms, see page 4.

                        See Notes to Financial Statements

                                VIRTUS BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

                                                                                  PAR
                                                                                 VALUE     VALUE
                                                                                -------   -------
CONSUMER DISCRETIONARY--CONTINUED
Home Depot, Inc.
   4.400%, 4/1/21                                                               $   310   $   309
Landry's Holdings, Inc.
   144A 11.500%, 6/1/14(3)                                                          545       542
NBC Universal, Inc.
   144A 2.100%, 4/1/14(3)                                                           470       468
   144A 4.375%, 4/1/21(3)                                                           415       397
Nebraska Book Co., Inc.
   10.000%, 12/1/11                                                                 930       953
   8.625%, 3/15/12(7)                                                               200       175
Peninsula Gaming
   LLC / Peninsula
   Gaming Corp. 10.750%,
   8/15/17                                                                          390       430
Rent-A-Center, Inc.
   144A 6.625%, 11/15/20(3)                                                         605       599
Scientific Games
   International, Inc.
   9.250%, 6/15/19                                                                  580       639
Time Warner Cable,
   Inc. 5.000%, 2/1/20                                                              500       506
United Artists Theatre
   Circuit, Inc. Series
   BD-1 9.300%,
   7/1/15(4)(5)                                                                      20        19
Unitymedia Hessen
   GmbH & Co.
   KG / Unitymedia
   NRW GmbH 144A
   8.125%, 12/1/17(3)                                                               420       444
Univision Communications,
   Inc. 144A 7.875%, 11/1/20(3)                                                     160       170
Valassis Communications,
   Inc. 144A 6.625%, 2/1/21(3)                                                      610       596
Visteon Corp. 144A 6.750%,
   4/15/19(3)                                                                       135       135
WMG Holdings Corp.
   9.500%, 12/15/14(2)(7)                                                           595       610
                                                                                          -------
                                                                                           11,083
                                                                                          -------
CONSUMER STAPLES--1.6%
Altria Group, Inc.
   9.250%, 8/6/19                                                                   335       437
Archer-Daniels Midland
   Co. 5.765%, 3/1/41                                                               290       297
Beverages & More, Inc.
   144A 9.625%, 10/1/14(3)                                                          690       728
C&S Group Enterprises LLC
   144A 8.375%, 5/1/17(3)(7)                                                        115       118
Kraft Foods, Inc.
   2.625%, 5/8/13                                                                   190       195
   6.125%, 2/1/18                                                                   315       352
Philip Morris International,
   Inc. 6.875%, 3/17/14                                                             185       212
Rite Aid Corp. 6.875%, 8/15/13                                                       90        87
                                                                                          -------
                                                                                            2,426
                                                                                          -------
ENERGY--2.0%
Chesapeake Energy
   Corp. 7.250%, 12/15/18                                                           240       269
Clayton Williams Energy,
   Inc. 144A 7.750%, 4/1/19(3)                                                      495       497
El Paso Pipeline
   Partners Operating
   Co. LLC 4.100%, 11/15/15                                                         605       620
Kinder Morgan Energy
   Partners LP
   5.850%, 9/15/12                                                                  305       324
   9.000%, 2/1/19                                                                   225       286
Linn Energy LLC / Linn Energy
   Finance Corp. 144A
   7.750%, 2/1/21(3)                                                                190       204
Petrobras International
   Finance Co. 5.375%, 1/27/21                                                      540       542
Petropower I Funding Trust
   144A 7.360%, 2/15/14(3)                                                           61        62
TransCanada Pipelines
   Ltd. 6.350%, 5/15/67(2)                                                          215       216
                                                                                          -------
                                                                                            3,020
                                                                                          -------

FINANCIALS--24.1%
AFLAC, Inc. 6.450%,
   8/15/40                                                                          650       652
Ally Financial, Inc.
   0.000%, 6/15/15                                                                  760       594
American Express Co.
   7.250%, 5/20/14                                                                  540       614
Aviv Healthcare Properties
   LP 144A 7.750%, 2/15/19(3)                                                       340       356
Bank of America Corp.
   5.750%, 8/15/16                                                                  705       744
   5.625%, 7/1/20                                                                   590       606
Barclays Bank plc
   2.375%, 1/13/14                                                                  595       598
   Series 1, 5.000%, 9/22/16                                                        670       710
Bear Stearns Cos., Inc.
   LLC (The) 7.250%, 2/1/18                                                         535       623
Capital One
   Financial Corp.
   7.375%, 5/23/14                                                                  250       287
   Financial Corp.
   6.150%, 9/1/16                                                                   420       460
   Capital IV Trust
   8.875%, 5/15/40                                                                  320       337
Chubb Corp. 6.375%, 3/29/67(2)                                                      300       316
Citigroup, Inc.
   5.000%, 9/15/14(6)                                                             1,185     1,237
   4.875%, 5/7/15                                                                   190       196
CNA Financial Corp.
   5.875%, 8/15/20(6)                                                               785       811
CNL Income Properties, Inc.
   144A 7.250%,
   4/15/19(3)                                                                       455       452
Credit Suisse
   6.000%, 2/15/18                                                                  425       451
   5.860%, 5/29/49(2)                                                               585       567
CVS Pass-Through Trust
   144A 7.507%, 1/10/32(3)                                                          313       359
Dai-Ichi Life Insurance Co.,
   Ltd. (The) 144A 7.250%,
   12/31/49(2)(3)(10)(11)                                                           530       524
Developers Diversified Realty
   Corp. 7.875%, 9/1/20                                                             750       861
Digital Realty Trust LP
   5.250%, 3/15/21                                                                  745       733
Duke Realty LP 5.950%,
   2/15/17                                                                          645       696
E*Trade Financial Corp.
   7.375%, 9/15/13                                                                  290       293
   7.875%, 12/1/15                                                                  215       219
Ford Motor Credit Co.,
   LLC 6.625%, 8/15/17                                                              580       620
General Electric Capital Corp.
   2.800%, 1/8/13(6)                                                                810       829
   4.375%, 9/16/20                                                                  655       637
   5.300%, 2/11/21                                                                  330       335
Genworth Global Funding
   Trusts 7.625%, 9/24/21                                                           160       161
Goldman Sachs Group, Inc. (The)
   3.700%, 8/1/15                                                                   205       207
   6.000%, 6/15/20                                                                  425       449
HSBC Holdings PLC
   5.100%, 4/5/21                                                                   480       482
Icahn Enterprises LP / Icahn
   Enterprises Finance Corp.
   8.000%, 1/15/18                                                                  575       594
International Lease Finance
   Corp. 144A 9.000%,
   3/15/17(3)                                                                       385       434
JPMorgan Chase & Co.
   5.125%, 9/15/14                                                                  585       628
   3.700%, 1/20/15                                                                  420       432
Kennedy-Wilson, Inc.
   144A 8.750%, 4/1/19(3)                                                           135       134
KeyCorp 5.100%, 3/24/21                                                             480       477
Lloyds TSB Bank plc
   4.875%, 1/21/16                                                                  320       330
   6.375%, 1/21/21                                                                  500       521
Macquarie Bank Ltd. 144A
   6.625%, 4/7/21(3)                                                                310       309
Macquarie Group Ltd. 144A
   6.250%, 1/14/21(3)(6)                                                            850       859
MetLife, Inc.
   2.375%, 2/6/14                                                                   295       295
   6.750%, 6/1/16                                                                   140       162
Metropolitan Life Global
   Funding I 144A 2.875%,
   9/17/12(3)                                                                       455       464
Morgan Stanley
   6.000%, 4/28/15                                                                  415       452
   6.625%, 4/1/18                                                                   605       665
Nomura Holdings, Inc.
   4.125%, 1/19/16                                                                  645       638
Protective Life Secured
   Trust 4.000%, 4/1/11(6)                                                        1,470     1,470
Prudential Financial, Inc.
   3.625%, 9/17/12                                                                  555       572
   6.200%, 1/15/15                                                                  345       381
   7.375%, 6/15/19                                                                  355       417
   8.875%, 6/15/68(2)                                                               430       507
Rabobank Nederland NV
   2.125%, 10/13/15                                                                 775       748
   144A 11.000%, 6/29/49(2)(3)                                                      395       515
Regions Financial Corp.
   0.479%, 6/26/12(2)(6)                                                            835       806
   4.875%, 4/26/13                                                                  520       528
   5.750%, 6/15/15                                                                  520       530

        For information regarding the Key Investment Terms, see page 4.

                        See Notes to Financial Statements

                                VIRTUS BOND FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

                                                                                  PAR
                                                                                 VALUE     VALUE
                                                                                -------  --------
FINANCIALS--CONTINUED
Resona Bank Ltd. 144A
   5.850%, 9/29/49(2)(3)(10)(11)                                                $   985  $    974
Royal Bank of Scotland plc (The)
   4.375%, 3/16/16                                                                  305       307
   5.625%, 8/24/20                                                                  605       604
Santander Issuances S.A
   Unipersonal 144A 5.911%,
   6/20/16(3)(6)(7)                                                               1,085     1,087
SunTrust Banks, Inc.
   5.250%, 11/5/12                                                                  210       221
   3.600%, 4/15/16                                                                  460       457
Wells Fargo & Co.
   3.676%, 6/15/16                                                                  470       473
   4.600%, 4/1/21                                                                   320       316
                                                                                         --------
                                                                                           36,323
                                                                                         --------
HEALTH CARE--1.0%
Boston Scientific Corp.
   6.000%, 1/15/20                                                                  365       383
Express Scripts, Inc.
   5.250%, 6/15/12                                                                  375       393
   7.250%, 6/15/19                                                                  110       131
Valeant Pharmaceuticals
   International, Inc. 144A
   7.250%, 7/15/22(3)                                                               600       584
                                                                                         --------
                                                                                            1,491
                                                                                         --------
INDUSTRIALS--1.8%
Avis Budget Car Rental
   LLC / Avis Budget Finance,
   Inc. 7.625%, 5/15/14                                                             265       272
Cenveo Corp. 7.875%,
   12/1/13(7)                                                                       845       826
DynCorp International, Inc.
   144A 10.375%, 7/1/17(3)                                                          175       190
Hutchison Whampoa
   International Ltd. 144A
   5.750%, 9/11/19(3)                                                               315       339
Sheridan Group, Inc.
   (The) 10.250%, 8/15/11                                                           705       707
Valmont Industries, Inc.
   6.625%, 4/20/20                                                                  415       428
                                                                                         --------
                                                                                            2,762
                                                                                         --------
INFORMATION TECHNOLOGY--1.7%
Dell, Inc. 4.625%, 4/1/21                                                           480       473
Freescale Semiconductor,
   Inc. 8.875%, 12/15/14                                                            575       599
Intuit, Inc. 5.750%, 3/15/17                                                        235       257
Lender Processing Services,
   Inc. 8.125%, 7/1/16                                                              775       811
Xerox Corp. 4.250%, 2/15/15                                                         370       390
                                                                                         --------
                                                                                            2,530
                                                                                         --------
MATERIALS--2.7%
AEP Industries, Inc.
   7.875%, 3/15/13                                                                  750       753
Ball Corp. 6.750%, 9/15/20                                                          190       199
Boise Paper Holdings
   LLC / Boise Finance Co.
   8.000%, 4/1/20                                                                   395       429
Corp Nacional del Cobre
   de Chile 144A 3.750%,
   11/4/20(3)                                                                       135       126
Dow Chemical Co. (The)
   6.000%, 10/1/12                                                                  555       594
   5.900%, 2/15/15                                                                  540       598
   4.250%, 11/15/20                                                                 255       244
Huntsman International LLC
   8.625%, 3/15/20                                                                   95       104
Pretium Packaging
   LLC / Pretium Finance,
   Inc. 144A 11.500%,
   4/1/16(3)                                                                        180       183
Reynolds Group Holdings,
   Inc. / Reynolds Group Issuer
   LLC 144A 8.250%, 2/15/21(3)                                                      650       647
Solutia, Inc. 7.875%, 3/15/20                                                       215       234
                                                                                         --------
                                                                                            4,111
                                                                                         --------
TELECOMMUNICATION SERVICES--3.3%
Cincinnati Bell, Inc.
   8.375%, 10/15/20                                                                 600       591
Clearwire Communications
   LLC / Clearwire Finance,
   Inc. 144A 12.000%,
   12/1/17(3)(7)                                                                    730       782
GCI, Inc. 8.625%, 11/15/19                                                          400       441
Global Crossing Ltd.
   12.000%, 9/15/15                                                                 425       487
NII Capital Corp.
   8.875%, 12/15/19                                                                 450       497
   7.625%, 4/1/21                                                                   150       154
Telcordia Technologies,
   Inc. 144A 11.000%, 5/1/18(3)                                                     835       933
Virgin Media Finance plc
   8.375%, 10/15/19                                                                 460       520
Windstream Corp.
   8.125%, 9/1/18                                                                   185       198
   7.000%, 3/15/19                                                                  335       339
                                                                                         --------
                                                                                            4,942
                                                                                         --------
UTILITIES--2.5%
Appalachian Power Co.
   5.550%, 4/1/11                                                                   555       555
Atmos Energy Corp.
   6.350%, 6/15/17                                                                  360       401
Calpine Corp.
   144A 7.875%, 7/31/20(3)                                                          145       155
   144A 7.500%, 2/15/21(3)                                                          375       390
CMS Energy Corp.
   6.250%, 2/1/20                                                                   645       677
Dominion Resources,
   Inc. 8.875%, 1/15/19                                                             120       153
Georgia Power Co.
   6.000%, 11/1/13                                                                  225       250
Nevada Power Co. Series O
   6.500%, 5/15/18                                                                  345       395
Virginia Electric & Power Co.
   Series A 5.400%, 1/15/16                                                         645       717
                                                                                         --------
                                                                                            3,693
                                                                                         --------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $69,089)                                                                  72,381
                                                                                         --------
CONVERTIBLE BONDS--0.2%
Wells Fargo Capital XIII
   7.700%, 12/29/49(2)                                                              355       366
                                                                                         --------
TOTAL CONVERTIBLE BONDS
(IDENTIFIED COST $346)                                                                        366
                                                                                         --------
LOAN AGREEMENTS(2)--3.1%

CONSUMER DISCRETIONARY--1.0%
KAR Holdings, Inc. Tranche
   B 2.750%, 10/21/13                                                               939       938
Playboy Enterprises
   6.500%, 3/6/17                                                                   250       247
Transtar Industries, Inc.
   8.500%, 12/21/17                                                                 250       256
                                                                                         --------
                                                                                            1,441
                                                                                         --------
CONSUMER STAPLES--0.7%
Roundy's Supermarkets, Inc.
   8.000%, 4/16/16                                                                1,050     1,066
                                                                                         --------
ENERGY--0.1%
Walter I Energy, Inc.
   4.000%, 2/3/18                                                                   200       202
                                                                                         --------
FINANCIALS--0.4%
American General (Springleaf)
   Financial Services 5.500%,
   4/21/15                                                                          575       577
                                                                                         --------
INDUSTRIALS--0.5%
Vertrue LLC 5.000%, 8/16/14                                                         799       715
                                                                                         --------
TELECOMMUNICATION SERVICES--0.4%
Level 3 Communications, Inc.
   Tranche A, 2.250%, 3/13/14                                                       600       584
                                                                                         --------
TOTAL LOAN AGREEMENTS
(IDENTIFIED COST $4,508)                                                                    4,585
                                                                                         --------

                                                                                SHARES
                                                                                -------
PREFERRED STOCK--1.9%

FINANCIALS--1.9%
Ally Financial, Inc.
   Series A, 8.50%                                                                7,400       184
Citigroup Capital XIII
   7.875%,                                                                       16,200       444
GMAC Capital Trust I
   8.125%                                                                        32,800       836
ING Capital Funding
   Trust III Series 9, 3.907%                                                     1,060     1,033
JPMorgan Chase & Co.
   Series 1, 7.90%                                                                  280       306
                                                                                         --------
TOTAL PREFERRED STOCK
(IDENTIFIED COST $2,647)                                                                    2,803
                                                                                         --------
TOTAL LONG-TERM INVESTMENTS--100.2%
(IDENTIFIED COST $144,887)                                                                150,716
                                                                                         --------

         For information regarding the Key Investment Terms, see page 4.

                        See Notes to Financial Statements

                                VIRTUS BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

                                                                                 SHARES       VALUE
                                                                                ---------   ---------
SHORT-TERM INVESTMENTS--4.3%

MONEY MARKET MUTUAL FUNDS--4.3%
BlackRock Liquidity Funds
   TempFund Portfolio -
   Institutional Shares
   (seven-day effective
   yield 0.150%)                                                                6,515,038   $   6,515
                                                                                            ---------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $6,515)                                                                        6,515
                                                                                            ---------
SECURITIES LENDING COLLATERAL--1.9%
BlackRock Institutional
   Money Market Trust
   (seven-day effective
   yield 0.252%)(8)                                                               195,834         196
BlackRock Liquidity Funds
   TempCash Portfolio --
   Institutional Shares
   (seven-day effective
   yield 0.160%)(8)                                                             2,709,065       2,709
                                                                                            ---------
TOTAL SECURITIES LENDING COLLATERAL
(IDENTIFIED COST $2,905)                                                                        2,905
                                                                                            ---------
TOTAL INVESTMENTS--106.4%
(IDENTIFIED COST $154,307)                                                                    160,136(1)

Other assets and liabilities, net--(6.4)%                                                      (9,665)
                                                                                            ---------
NET ASSETS--100.0%                                                                          $ 150,471
                                                                                            =========

ABBREVIATIONS:

AGM   Assured Guaranty Municipal Corp.
FHLMC Federal Home Loan Mortgage Corporation ("Freddie Mac")
FNMA  Federal National Mortgage Association ("Fannie Mae")
GNMA  Government National Mortgage Association ("Ginnie Mae")

COUNTRY WEIGHTINGS+
---------------------------------------------------
United States (includes short-term investments
   and securities lending collateral)                    91%
United Kingdom                                            2
Australia                                                 1
Japan                                                     1
Netherlands                                               1
Spain                                                     1
Switzerland                                               1
Other                                                     2
                                                        ---
Total                                                   100%
                                                        ---

+     % of total investments as of March 31, 2011

FOOTNOTE LEGEND:

(1)   Federal Income Tax Information: For tax information at March 31, 2011, see
      Note 11, Federal Income Tax Information in the Notes to Financial Statements.

(2) Variable or step coupon security; interest rate shown reflects the rate in effect at March 31, 2011.

(3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, these securities amounted to a value of $17,095 or 11.4% of net assets.

(4) Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a level 3 security in the disclosure table located after the Schedule of Investments.

(5)   Illiquid security.

(6)   All or a portion segregated as collateral.

(7)   All or a portion of security is on loan.

(8) Represents security purchased with cash collateral received for securities on loan.

(9)   This security has a delayed delivery settlement date.

(10)  No contractual maturity date.

(11)  Interest payments may be deferred.

The following table provides a summary of inputs used to value the Fund's investments as of March 31, 2011 (see Security Valuation Note 2A in the Notes to Financial Statements).

                                                                    Level 2 -    Level 3 -
                                           Total       Level 1 -   Significant   Significant
                                          Value at       Quoted    Observable   Unobservable
                                       March 31, 2011    Prices       Inputs       Inputs
                                       --------------  ----------  -----------  ------------
INVESTMENTS IN SECURITIES:
Debt Securities:
   Convertible Bonds                   $          366  $       --  $       366  $         --
   Corporate Bonds                             72,381          --       72,362            19
   Loan Agreements                              4,585          --        4,585            --
   Mortgage-Backed Securities                  53,720          --       51,367         2,353
   Municipal Bonds                              2,198          --        2,198            --
   U.S. Government Securities                  14,663          --       14,663            --
Equity Securities:
   Preferred Stock                              2,803          --        2,803            --
   Securities Lending Collateral                2,905       2,709          196            --
   Short-Term Investments                       6,515       6,515           --            --
                                       --------------  ----------  -----------  ------------
Total Investments                      $      160,136  $    9,224  $   148,540  $      2,372
                                       ==============  ==========  ===========  ============

        For information regarding the Key Investment Terms, see page 4.

                        See Notes to Financial Statements

                                VIRTUS BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

The following is a reconciliation of assets of the Fund, for Level 3 investments for which significant unobservable inputs were used to determine fair value:


                                                                         Mortgage-Backed
                                          Total      Corporate Bonds        Securities
                                       ---------     ---------------     ---------------
BALANCE AS OF SEPTEMBER 30, 2010:      $     546     $           546     $            --
Accrued discount (premium)(a)                 --(e)               --(e)               --
Realized gain (loss)(b)                        3                   3                  --
Change in unrealized appreciation
  (depreciation)(b)                           31                  31                  --
Net purchases (sales)(c)                   2,520                 167               2,353
Transfers in and/or out of Level 3(d)       (728)               (728)                 --
                                       ---------     ---------------     ---------------
BALANCE AS OF MARCH 31, 2011:          $   2,372     $            19     $         2,353
                                       =========     ===============     ===============

(A)   DISCLOSED IN THE STATEMENT OF OPERATIONS UNDER INTEREST INCOME.

(B) DISCLOSED IN THE STATEMENT OF OPERATIONS UNDER NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS.

(C)   INCLUDES PAYDOWNS, IF ANY.

(D) "TRANSFERS IN AND/OR OUT" REPRESENT THE ENDING VALUE AS OF MARCH 31, 2011, FOR ANY INVESTMENT SECURITY WHERE A CHANGE IN THE PRICING LEVEL OCCURRED FROM THE BEGINNING TO THE END OF THE PERIOD.

(E)   AMOUNT IS LESS THAN $500.

        For information regarding the Key Investment Terms, see page 4.

                        See Notes to Financial Statements

                         VIRTUS CA TAX-EXEMPT BOND FUND
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

                                        PAR
                                       VALUE    VALUE
                                      -------  -------
MUNICIPAL TAX-EXEMPT BONDS(2)--97.6%

DEVELOPMENT REVENUE--5.8%
Hercules Redevelopment
   Agency Tax-Allocation
   (AMBAC Insured)
   5.000%, 8/1/29                     $   500  $   350
Ontario Redevelopment
   Financing Authority
   (NATL Insured)
   5.250%, 8/1/13                         500      509
San Diego Redevelopment
   Agency (AMBAC Insured)
   Series B 5.350%, 9/1/24              1,000      921
   Series A 4.750%, 9/1/30                500      406
Santa Clara Redevelopment
   Agency Tax Allocation
   (NATL Insured)
   5.000%, 6/1/22                       1,000      932
                                               -------
                                                 3,118
                                               -------

EDUCATION REVENUE--3.6%
North City West School
   Facilities Financing Authority,
   Series B (AMBAC Insured)
   5.250%, 9/1/19                       1,000    1,034
Sweetwater Unified High
   School District, Public
   Financing Authority,
   Series A (AGM Insured)
   5.000%, 9/1/29                       1,000      912
                                               -------
                                                 1,946
                                               -------

GENERAL OBLIGATION--16.6%
Antelope Valley Union
   High School District,
   Series A (NATL Insured)
   5.000%, 2/1/27                       1,000    1,008
Brea Olinda Unified
   School District, Series A
   (NATL, FGIC Insured)
   6.000%, 8/1/15                         150      173
Butte-Glenn Community
   College District, Series A
   (NATL Insured)
   5.500%, 8/1/19                       1,000    1,048
California State
   5.250%, 6/1/16                          65       65
   5.500%, 3/1/26                         500      516
   5.000%, 6/1/32                         250      233
   5.000%, 11/1/32                        250      232
   5.000%, 12/1/37                        250      223
   6.000%, 4/1/38                         250      255
California State Veterans
   Bonds, Series CC
   4.500%, 12/1/37                        330      262
Gilroy Unified School
   District (NATL, FGIC
   Insured) 5.000%, 8/1/27                500      502
Los Angeles Unified
   School District Series C
   (AGM Insured)
   5.000%, 7/1/24                         500      509
Los Angeles Unified
   School District, Series A-1
   (NATL Insured)
   4.500%, 1/1/28                         500      437
New Haven Unified
   School District
   (AGM Insured)
   0.000%, 8/1/33                       1,500      324
Norwalk-La Mirada Unified
   School District Series D
   (AGM Insured)
   0.000%, 8/1/33                       1,500      300
Placer Union High School
   District (AGM Insured)
   0.000%, 8/1/32                       1,500      338
Rancho Santiago Community
   College District (AGM
   Insured) 0.000%, 9/1/27              1,200      415
San Rafael Elementary
   School District
   (NATL, FGIC Insured)
   0.000%, 8/1/26                       1,000      378
Walnut Valley Unified School
   District, Series A
   (NATL Insured)
   0.000%, 8/1/19                       3,095    1,764
                                               -------
                                                 8,982
                                               -------

GENERAL REVENUE--14.2%
Anaheim Public Financing
   Authority, Series C
   (AGM Insured)
   6.000%, 9/1/16                       1,600    1,754
City of Pomona, Certificates
   of Participation
   (AMBAC Insured) 5.500%,
   6/1/28                               1,365    1,366
Golden State Tobacco Securitization
   Corp., Series A-1
   5.125%, 6/1/47                       1,250      748
   5.750%, 6/1/47                       1,000      666
Los Angeles County Public
   Works Financing Authority,
   Series A (AGM Insured)
   5.500%, 10/1/18                        355      389
South Bay Regional Public
   Communications Authority
   (ACA Insured) 4.750%, 1/1/31           635      448
South Coast Air Quality
   Management District Building
   Corp. (AMBAC Insured)
   6.000%, 8/1/11                         380      384
State Public Works Board
   of the State of California
   Department of Health
   Services, Richmond
   Lab Series B
   (XLCA Insured)
   5.000%, 11/1/17                        460      482
   Department of General
   Services Buildings 8 & 9
   Series A 6.125%, 4/1/29                500      517
   Various Capital Projects
   Series G-1 5.750%, 10/1/30             500      490
   Department of Forestry &
   Fire Protection Series E
   5.000%, 11/1/32                        500      428
                                               -------
                                                 7,672
                                               -------

HIGHER EDUCATION REVENUE--4.7%
California Educational
   Facilities Authority Stanford
   University 5.250%, 4/1/40              500      548
California State University
   Series A 5.250%, 11/1/38               635      578
University of California
   Series D (NATL, FGIC Insured)
   5.000%, 5/15/28                        500      505
   Series G (NATL, FGIC Insured)
   4.750%, 5/15/35                        525      465
   Series B 4.750%, 5/15/38               500      435
                                               -------
                                                 2,531
                                               -------

MEDICAL REVENUE--8.2%
California Health Facilities
   Financing Authority,
   Stanford Hospital and
   Clinics Series A 5.000%,
   11/15/14                               250      269
   Cedars-Sinai Medical
   Center 5.000%, 11/15/34                500      438
   Providence Health &
   Services Series C 6.500%,
   10/1/38                                295      314
   Kaiser Permanente Series A
   5.250%, 4/1/39                         500      432
California State Public
   Works Board, Department
   of Mental Health Series A
   5.500%, 6/1/16                       1,000    1,063
California Statewide Communities
   Development Authority,
   Kaiser Permanente, Series B
   5.000%, 3/1/41                         500      413
   Sutter Health, Series B
   5.625%, 8/15/42                      1,000      939
   St. Joseph Health System
   (FGIC Insured) 5.750%, 7/1/47          500      463
San Joaquin General Hospital
   Project, Certificates of
   Participation (NATL Insured)
   5.250%, 9/1/12                         100      101
                                               -------
                                                 4,432
                                               -------

MUNICIPAL UTILITY DISTRICT REVENUE--1.7%
East Bay Municipal Utility
      District (NATL Insured)
   5.000%, 6/1/35                         500      494
Sacramento Municipal Utilities
   District Financing Authority
   (NATL Insured) 4.750%,
   7/1/26                                 500      453
                                               -------
                                                   947
                                               -------

        For information regarding the Key Investment Terms, see page 4.

                        See Notes to Financial Statements

                         VIRTUS CA TAX-EXEMPT BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

                                        PAR
                                       VALUE    VALUE
                                      -------  -------
NATURAL GAS REVENUE--1.3%
Roseville Natural Gas Financing
   Authority 5.000%, 2/15/24          $   750  $   698
                                               -------

POWER REVENUE--1.5%
Northern California Power Agency,
   Hydroelectric Project No.1
   Series A (NATL Insured)
   5.200%, 7/1/32                         330      303
Southern California Public
   Power Authority Windy
   Point/Windy Flats Project,
   Series 1, 5.000%, 7/1/28               500      502
                                               -------
                                                   805
                                               -------

PRE-REFUNDED--23.9%
California Health Facilities
   Financing Authority,
   Providence Health &
   Services Series C,
   Pre-refunded 10/1/18
   @100 6.500%, 10/1/38                     5        6
California Infrastructure &
   Economic Development
   Bank Pre-refunded 7/1/26
   @100 (AMBAC Insured)
   5.125%, 7/1/37                         500      572
Contra Costa County
   Home Mortgage
   (GNMA Collateralized)
   7.500%, 5/1/14(3)                      500      600
Cypress Single Family Residential
   Mortgage, Series B
   (Private Mortgage Insurance)
   7.250%, 1/1/12(3)                      200      210
Grossmont-Cuyamaca
   Community College District
   Election of 2002 Series A
   Pre-refunded 8/1/13 @100
   (NATL Insured)
   5.000%, 8/1/19                         210      230
Huntington Park Redevelopment
   Agency Single Family Residential
   Mortgage, Series A
   (FHA/VA/PRIV MTGS Insured)
   8.000%, 12/1/19(3)                   2,400    3,299
Los Angeles Harbor Department
   7.600%, 10/1/18(3)                     715      843
Northern California Power Agency,
   Hydroelectric Project No.1
   Series A Pre-refunded 7/1/21
   @100 (AMBAC Insured)
   7.500%, 7/1/23                         195      257
Riverside County Single Family
   Series B (GNMA Collateralized)
   8.625%, 5/1/16(3)                    1,000    1,297
   Series A (GNMA Collateralized)
   7.800%, 5/1/21(3)                    4,000    5,413
Stockton Housing Facility,
   Series A Pre-refunded
   9/20/17 @100
   (GNMA Collateralized)
   5.600%, 3/20/28                        185      186
                                               -------
                                                12,913
                                               -------

TRANSPORTATION REVENUE--5.1%
Alameda Corridor
   Transportation Authority,
   Series A (NATL Insured)
   5.125%, 10/1/16                        150      151
   Series A (NATL Insured)
   5.125%, 10/1/17                        125      126
Bay Area Toll Authority,
   San Fransisco Bay Area
   Series F-1 5.000%, 4/1/34              500      476
   Series F-1 5.125%, 4/1/39              500      478
City of Long Beach Airport,
   Series A 5.000%, 6/1/30                200      183
Los Angeles International Airport,
   Series A 5.000%, 5/15/40               500      462
   Series D 5.000%, 5/15/40               250      230
San Diego County Regional
   Airport Authority,
   Series A 5.000%, 7/1/40                250      218
   Series B 5.000%, 7/1/40                500      436
                                               -------
                                                 2,760
                                               -------

WATER & SEWER REVENUE--11.0%
California Statewide
   Communities Development
   Authority, Anheuser-Busch
   Project 4.800%, 9/1/46               1,000      839
Delta Diablo Sanitation District,
   Certificates of Participation
   (NATL Insured)
   0.000%, 12/1/16                      1,070      866
El Dorado Irrigation District,
   Certificates of Participation,
   Series A (NATL, FGIC Insured)
   5.250%, 3/1/16                         365      385
Irvine Ranch Water District,
   Certificates of Participation,
   5.000%, 3/1/24                         500      534
Metropolitan Water District of
   Southern California, Water
   Works, Series B-1
   (NATL, FGIC Insured)
   5.000%, 10/1/36                      1,000      980
Modesto Wastewater,
   Series A (AGM Insured)
   5.000%, 11/1/19                        245      262
Mountain View Shoreline
   Regional Park Community,
   Series A (NATL Insured)
   5.500%, 8/1/21                       1,000    1,001
Santa Margarita-Dana Point
   Authority, Water Improvement
   Districts 2-3-4-A
   5.125%, 8/1/38                         600      578
Westlands Water District,
   Certificates of Participation
   (NATL Insured) 5.250%,
   9/1/14                                 500      529
                                               -------
                                                 5,974
                                               -------

TOTAL MUNICIPAL TAX-EXEMPT BONDS
(IDENTIFIED COST $53,720)                       52,778
                                               -------
TOTAL LONG-TERM INVESTMENTS--97.6%
(IDENTIFIED COST $53,720)                       52,778
                                               -------


                                           SHARES     VALUE
                                           -------  -------
SHORT-TERM INVESTMENTS--1.2%

MONEY MARKET MUTUAL FUNDS--1.2%
Blackrock Liquidity Funds
   TempFund Portfolio -
   Institutional Shares
   (seven-day effective
   yield 0.15%)                            626,979  $   627
                                                    -------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $ 627)                                 627
                                                    -------

TOTAL INVESTMENTS--98.8%
(IDENTIFIED COST $ 54,347)                           53,405(1)
Other assets and liabilities, net--1.2%                 645
                                                    -------
NET ASSETS--100.0%                                  $54,050
                                                    =======

ABBREVIATIONS:

ACA   American Capital Access Financial Guarantee Corp.
AGM   Assured Guaranty Municipal Corp.
AMBAC American Municipal Bond Assurance Corp.
FGIC  Financial Guaranty Insurance Company
FHA   Federal Housing Authority
GNMA  Government National Mortgage Association ("Ginnie Mae")
NATL  National Public Finance Guarantee Corp.
VA    Department of Veterans Affairs
XLCA  XL Capital Assurance

FOOTNOTE LEGEND:

(1)   Federal Income Tax Information: For tax information at March 31, 2011, see
      Note 11, Federal Income Tax Information in the Notes to Financial Statements.

(2) At March 31, 2011, the concentration of the Fund's investments by state or territory determined as a percentage of net assets is as follows:
      California 97.6%. At March 31, 2011, 67.0% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. Insurers with a concentration greater than 10% of net assets are as follows: NATL 24.7%, and GNMA 13.9%.

(3)   Escrowed to maturity.

        For information regarding the Key Investment Terms, see page 4.

                        See Notes to Financial Statements

                         VIRTUS CA TAX-EXEMPT BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)


($ reported in thousands)


The following table provides a summary of inputs used to value the Fund's investments as of March 31, 2011 (see Security Valuation Note 2A in the Notes to Financial Statements).

                                                                 Level 2 -
                                      Total        Level 1 -    Significant
                                     Value at        Quoted     Observable
                                  March 31, 2011     Prices       Inputs
                                 ---------------   ----------   -----------
INVESTMENTS IN SECURITIES:
Debt Securities:
   Municipal Tax-Exempt Bonds    $        52,778   $       --   $    52,778
Equity Securities:
   Short-Term Investments                    627          627            --
                                 ---------------   ----------   -----------
Total Investments                $        53,405   $      627   $    52,778
                                 ===============   ==========   ===========

There are no Level 3 (significant unobservable inputs) priced securities.

        For information regarding the Key Investment Terms, see page 4.

                        See Notes to Financial Statements

                      VIRTUS GLOBAL COMMODITIES STOCK FUND
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

                                                                  SHARES       VALUE
                                                                ----------   ---------
COMMON STOCKS--91.5%

CONSUMER STAPLES--7.7%
Andersons, Inc. (The)
   (United States)                                                     900   $      44
Bunge Ltd. (Bermuda)                                                   200          15
Sanderson Farms, Inc.
   (United States)                                                     200           9
Tate & Lyle plc
   (United Kingdom)                                                  2,600          24
Tyson Foods, Inc. Class A
   (United States)                                                   1,100          21
Zhongpin, Inc. (China)(2)                                              800          12
                                                                             ---------
                                                                                   125
                                                                             ---------

ENERGY--22.6%
Alpha Natural Resources,
   Inc. (United States)(2)                                             300          18
Birchcliff Energy Ltd.
   (Canada)(2)                                                         800          10
Canadian Natural Resources
   Ltd. (Canada)                                                       200          10
Canadian Oil Sands Ltd.
   (Canada)                                                          1,200          40
Cenovus Energy, Inc. (Canada)                                        1,100          43
Core Laboratories N.V.
   (Netherlands)                                                       200          20
Forest Oil Corp.
   (United States)(2)                                                  200           8
FX Energy, Inc.
   (United States)(2)                                                1,000           8
Hess Corp. (United States)                                             300          26
Niko Resources Ltd. (Canada)                                           200          19
Occidental Petroleum Corp.
   (United States)                                                     200          21
Pacific Rubiales Energy
   Corp. (Canada)                                                      600          17
Penn West Petroleum Ltd.
   (Canada)                                                            600          17
Petrobakken Energy Ltd.
   (Canada)                                                            500           9
Petroleo Brasileiro S.A.
   ADR (Brazil)                                                        300          12
Petrominerales Ltd. (Canada)                                           600          23
Seadrill Ltd. (Bermuda)                                              1,100          40
Suncor Energy, Inc. (Canada)                                           600          27
                                                                             ---------
                                                                                   368
                                                                             ---------

INDUSTRIALS--10.7%
AGCO Corp. (United States)(2)                                          400          22
CNH Global N.V. (Netherlands)(2)                                     1,050          51
Deere & Co. (United States)                                            600          58
Kubota Corp. ADR (Japan)                                               500          24
Raven Industries, Inc.
   (United States)                                                     300          18
                                                                             ---------
                                                                                   173
                                                                             ---------

MATERIALS--50.5%
Agrium, Inc. (Canada)                                                  300          28
Alamos Gold, Inc. (Canada)                                             900          14
Allied Nevada Gold Corp.
   (United States)(2)                                                  500          18
Anglo American plc
   (United Kingdom)                                                    414          21
Barrick Gold Corp. (Canada)                                          1,100          57
BHP Billiton Ltd. Sponsored
   ADR (Australia)                                                     800          77
du Pont (E.I.) de Nemours &
   Co. (United States)                                                 400          22
Eldorado Gold Corp. (Canada)                                           700          12
Franco-Nevada Corp. (Canada)                                           800          30
Freeport-McMoRan Copper &
   Gold, Inc. (United States)                                          700          39
Goldcorp, Inc. (Canada)                                              1,100          55
Grupo Mexico S.A.B. de C.V.
   Series B (Mexico)                                                 6,750          25
Ivanhoe Mines Ltd./CA
   (Canada)(2)                                                       1,650          45
Major Drilling Group
   International (Canada)                                            3,200          54
Monsanto Co.
   (United States)                                                     400          29
Mosaic Co. (The)
   (United States)                                                     600          47
New Gold, Inc. (Canada)(2)                                           1,800          21
Perseus Mining Ltd.
   (Australia)(2)                                                    3,207          10
Potash Corp. of Saskatchewan,
   Inc. (Canada)                                                       750          44
Royal Gold, Inc.
   (United States)                                                     800          42
Silver Wheaton Corp.
   (Canada)                                                          1,500          65
Syngenta AG ADR
   (Switzerland)                                                       750          49
Tahoe Resources, Inc.
   (Canada)(2)                                                         850          17
                                                                             ---------
                                                                                   821
                                                                             ---------

TOTAL COMMON STOCKS
(Identified Cost $1,371)                                                         1,487
                                                                             ---------

EXCHANGE-TRADED FUNDS--7.4%
PowerShares DB Gold Fund
   (United States)(2)                                                2,400         121
                                                                             ---------

TOTAL EXCHANGE-TRADED FUNDS
(Identified Cost $119)                                                             121
                                                                             ---------

TOTAL LONG-TERM INVESTMENTS--98.9%
(Identified Cost $1,490)                                                         1,608
                                                                             ---------

SHORT-TERM INVESTMENTS--0.8%

MONEY MARKET MUTUAL FUNDS--0.8%
Dreyfus Cash Management
   Fund - Institutional Shares
   (seven-day effective
   yield 0.110%)                                                    13,239          13
                                                                             ---------

TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $13)                                                               13
                                                                             ---------
TOTAL INVESTMENTS--99.7%
(IDENTIFIED COST $1,503)                                                         1,621(1)

Other assets and liabilities, net--0.3%                                              5
                                                                             ---------
NET ASSETS--100.0%                                                           $   1,626
                                                                             =========

ABBREVIATION:

ADR   American Depositary Receipt

FOOTNOTE LEGEND:

(1)   Federal Income Tax Information: For tax information at March 31, 2011, see
      Note 11, Federal Income Tax Information in the Notes to Financial Statements.

(2)   Non-income producing.

COUNTRY WEIGHTINGS+
----------------------------------------------------------------
Canada                                                                              41%
United States (includes short-term investments)                                     36
Australia                                                                            5
Netherlands                                                                          4
Bermuda                                                                              3
Switzerland                                                                          3
United Kingdom                                                                       3
Other                                                                                5
                                                                                   ---
Total                                                                              100%
                                                                                   ---

+     % of total investments as of March 31, 2011

         For information regarding the Key Investment Terms, see page 4.

                        See Notes to Financial Statements

                      VIRTUS GLOBAL COMMODITIES STOCK FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund's investments as of March 31, 2011 (see Security Valuation Note 2A in the Notes to Financial Statements).

                                                                    Total         Level 1 -
                                                                   Value at        Quoted
                                                                March 31, 2011     Prices
                                                                --------------    ---------
INVESTMENTS IN SECURITIES:
Equity Securities:
   Common Stocks                                                $        1,487    $   1,487
   Exchange-Traded Funds                                                   121          121
   Short-Term Investments                                                   13           13
                                                                --------------    ---------
Total Investments                                               $        1,621    $   1,621
                                                                ==============    =========

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

         For information regarding the Key Investment Terms, see page 4.

                        See Notes to Financial Statements

                        VIRTUS GLOBAL INFRASTRUCTURE FUND
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

                                                                  SHARES       VALUE
                                                                ----------   ---------
COMMON STOCKS--99.0%

CONSUMER DISCRETIONARY--1.7%
SES SA (Luxembourg)                                                 45,260   $   1,167
                                                                             ---------
ENERGY--23.2%
Enbridge, Inc. (Canada)                                             75,700       4,652
Spectra Energy Corp.
   (United States)                                                 132,220       3,594
TransCanada Corp.
   (Canada)                                                         87,180       3,533
Williams Cos., Inc. (The)
   (United States)                                                  139,02       4,335
                                                                             ---------
                                                                                16,114
                                                                             ---------

INDUSTRIALS--17.9%
Abertis Infraestructuras
   S.A. (Spain)                                                     46,620       1,013
Atlantia S.p.A. (Italy)                                             89,640       2,054
Brisa Auto-Estradas
   de Portugal SA (Portugal)                                        64,580         437
Ferrovial SA (Spain)                                                65,170         817
Flughafen Zuerich AG
   (Switzerland)                                                     1,690         704
Fraport AG Frankfurt Airport
   Services Worldwide
   (Germany)                                                        21,310       1,562
Hamburger Hafen Und
   Logistik AG (Germany)                                            17,970         836
Koninklijke Vopak N.V.
   (Netherlands)                                                    39,660       1,908
Transurban Group (Australia)                                       379,180       2,106
Vinci SA (France)                                                   15,830         989
                                                                             ---------
                                                                                12,426
                                                                             ---------

TELECOMMUNICATION SERVICES--28.6%
American Tower Corp.
   Class A (United States)(2)                                       31,840       1,650
AT&T, Inc. (United States)                                         110,240       3,373
Crown Castle International
   Corp. (United States)(2)                                         33,680       1,433
France Telecom SA
   Sponsored ADR (France)                                           31,100         700
Frontier Communications
   Corp. (United States)                                            83,900         690
Koninklijke KPN N.V.
   (Netherlands)                                                    54,650         931
Nippon Telegraph & Telephone
   Corp. ADR (Japan)                                                30,280         681
Singapore Telecommunications
   Ltd. (Singapore)                                                355,400         852
Telefonica S.A. Sponsored
   ADR (Spain)                                                      74,920       1,889
TELUS Corp. (Canada)                                                26,820       1,371
Verizon Communications,
   Inc. (United States)                                             41,740       1,609
Vodafone Group plc Sponsored
   ADR (United Kingdom)                                            123,770       3,558
Windstream Corp.
   (United States)                                                  85,640       1,102
                                                                             ---------
                                                                                19,839
                                                                             ---------

UTILITIES--27.6%
CenterPoint Energy, Inc.
   (United States)                                                  45,570         800
Centrica plc (United Kingdom)                                      244,220       1,274
CMS Energy Corp.
   (United States)                                                  42,650         838
Dominion Resources, Inc.
   (United States)                                                   9,050         405
DTE Energy Co.
   (United States)                                                  12,440         609
E.ON AG (Germany)                                                   20,280         619
Entergy Corp. (United States)                                       14,060         945
GDF Suez (France)                                                   29,525       1,203
ITC Holdings Corp.
   (United States)                                                  14,710       1,028
National Grid plc
   (United Kingdom)                                                 87,750         836
NextEra Energy, Inc.
   (United States)                                                  20,140       1,110
Northeast Utilities
   (United States)                                                  19,210         665
Northwest Natural Gas
   Co. (United States)                                              14,070         649
NV Energy, Inc.
   (United States)                                                  47,880         713
ONEOK, Inc. (United States)                                         12,310         823
Public Service Enterprise
   Group, Inc. (United States)                                      27,170         856
Questar Corp. (United States)                                       23,050         402
Sempra Energy
   (United States)                                                  22,010       1,178
SevernTrent plc
   (United Kingdom)                                                 35,475         831
Southern Co. (The)
   (United States)                                                  23,550         897
United Utilities Group plc
   (United Kingdom)                                                 71,610         680
Wisconsin Energy Corp.
   (United States)                                                  34,120       1,041
Xcel Energy, Inc.
   (United States)                                                  32,550         778
                                                                             ---------
                                                                                19,180
                                                                             ---------

TOTAL COMMON STOCKS
(IDENTIFIED COST $55,931)                                                       68,726
                                                                             ---------

TOTAL LONG-TERM INVESTMENTS--99.0%
(IDENTIFIED COST $55,931)                                                       68,726
                                                                             ---------

SHORT-TERM INVESTMENTS--0.9%

MONEY MARKET MUTUAL FUNDS--0.9%
Dreyfus Cash Management
   Fund - Institutional Shares
   (seven-day effective
   yield 0.110%)                                                   628,122         628
                                                                             ---------

TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $628)                                                             628
                                                                             ---------

TOTAL INVESTMENTS--99.9%
(IDENTIFIED COST $56,559)                                                       69,354(1)


Other assets and liabilities, net--0.1%                                             81
                                                                             ---------
NET ASSETS--100.0%                                                           $  69,435
                                                                             =========

ABBREVIATION:

ADR   American Depositary Receipt

FOOTNOTE LEGEND:

(1)   Federal Income Tax Information: For tax information at March 31, 2011, see
      Note 11, Federal Income Tax Information in the Notes to Financial Statements.

(2)   Non-income producing.

COUNTRY WEIGHTINGS+
----------------------------------------------------------------
United States (includes short-term investments)                                     46%
Canada                                                                              14
United Kingdom                                                                      10
Spain                                                                                6
France                                                                               4
Germany                                                                              4
Netherlands                                                                          4
Other                                                                               12
                                                                                   ---
Total                                                                              100%
                                                                                   ---

+     % of total investments as of March 31, 2011

         For information regarding the Key Investment Terms, see page 4.

                        See Notes to Financial Statements

                        VIRTUS GLOBAL INFRASTRUCTURE FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund's investments as of March 31, 2011 (see Security Valuation Note 2A in the Notes to Financial Statements).

                                                                    Total         Level 1 -
                                                                   Value at         Quoted
                                                                March 31, 2011      Prices
                                                                --------------    ---------
INVESTMENTS IN SECURITIES:
Equity Securities:
   Common Stocks                                                $       68,726    $  68,726
   Short-Term Investments                                                  628          628
                                                                --------------    ---------
Total Investments                                               $       69,354    $  69,354
                                                                ==============    =========

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

         For information regarding the Key Investment Terms, see page 4.

                        See Notes to Financial Statements

                        VIRTUS GLOBAL OPPORTUNITIES FUND
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

                                                                  SHARES       VALUE
                                                                ----------   ---------
PREFERRED STOCK--0.7%

CONSUMER STAPLES
Companhia de Bebidas das
   Americas (Brazil)                                                17,000   $     473
                                                                             ---------
TOTAL PREFERRED STOCK
(IDENTIFIED COST $469)                                                             473
                                                                             ---------

COMMON STOCKS--99.1%

CONSUMER DISCRETIONARY--8.7%
Comcast Corp. Special
   Class A (United States)                                          58,500       1,358
Domino's Pizza plc
   (United Kingdom)                                                136,950         940
John Wiley & Sons, Inc.
   Class A (United States)                                          13,495         686
McDonald's Corp.
   (United States)                                                  31,844       2,423
Norstar Founders Group
   Ltd. (Cayman Islands)(2)(3)(7)                                  272,000           0
                                                                             ---------
                                                                                 5,407
                                                                             ---------

CONSUMER STAPLES--40.9%
Altria Group, Inc.
   (United States)                                                  36,990         963
Anheuser-InBev N.V.
   (Belgium)                                                        19,800       1,128
British American
   Tobacco (United
   Kingdom)(4)                                                     101,814       4,087
Coca-Cola Amatil Ltd.
   (Australia)                                                      79,383         964
Coca-Cola Co. (The)
   (United States)                                                  41,467       2,751
Imperial Tobacco Group
   plc (United Kingdom)                                             87,340       2,700
ITC Ltd. (India)                                                   247,685       1,011
Nestle India Ltd. (India)                                           11,890         986
Nestle S.A. Registered
   Shares (Switzerland)                                             41,223       2,363
Philip Morris International,
   Inc. (United States)                                             57,220       3,755
Reckitt Benckiser Group
   plc (United Kingdom)                                             22,172       1,139
Tesco plc (United Kingdom)                                         233,141       1,425
Wal-Mart Stores, Inc.
   (United States)                                                  21,674       1,128
Woolworths Ltd. (Australia)                                         37,441       1,041
                                                                             ---------
                                                                                25,441
                                                                             ---------

ENERGY--6.2%
Canadian Natural Resources
   Ltd. (Canada)                                                    43,325       2,142
Core Laboratories N.V.
   (Netherlands)(5)                                                 11,000       1,124
Royal Dutch Shell plc A
   Shares (United Kingdom)                                           16,90         614
                                                                             ---------
                                                                                 3,880
                                                                             ---------

FINANCIALS--14.8%
Berkshire Hathaway, Inc.
   Class B (United States)(2)                                       14,400       1,204
CETIP SA - Balcao
   Organizado de Ativos e
   Derivativos (Brazil)                                             57,292         935
Housing Development
   Finance Corp. Bank
   Ltd. (India)                                                    175,970       2,767
Housing Development
   Finance Corp. Bank
   Ltd. (India)                                                     59,535       3,132
Standard Chartered plc
   (United Kingdom)                                                 44,350       1,151
                                                                             ---------
                                                                                 9,189
                                                                             ---------

HEALTH CARE--8.4%
Abbott Laboratories
   (United States)                                                  21,072       1,034
Becton, Dickinson & Co.
   (United States)                                                  12,785       1,018
BioMerieux (France)                                                  8,010         840
Covidien plc (Ireland)                                              23,335       1,212
Novo Nordisk A/S
   Class B (Denmark)(5)                                              9,018       1,133
                                                                             ---------
                                                                                 5,237
                                                                             ---------

INDUSTRIALS--4.8%
Bharat Heavy Electricals
   Ltd. (India)(2)                                                  21,425         991
Bureau Veritas SA
   (France)                                                         12,750       1,001
Canadian National
   Railway Co. (Canada)                                             12,825         968
                                                                             ---------
                                                                                 2,960
                                                                             ---------

INFORMATION TECHNOLOGY--14.3%
Accenture plc Class A
   (Ireland)                                                        12,300         676
Baidu.com, Inc.
   Sponsored ADR
   (China)(2)                                                        4,680         645
Cognizant Technology
   Solutions Corp. Class A
   (United States)(2)                                               25,082       2,042
Dolby Laboratories, Inc.
   Class A (United States)(2)(5)                                    19,055         938
Google, Inc. Class A
   (United States)(2)                                                1,828       1,072
International Business
   Machines Corp.
   (United States)                                                   5,200         848
MasterCard, Inc. Class A
   (United States)                                                   5,785       1,457
Visa, Inc. Class A
   (United States)                                                  16,551       1,218
                                                                             ---------
                                                                                 8,896
                                                                             ---------

MATERIALS--1.0%
Praxair, Inc. (United States)                                        6,200         630
                                                                             ---------
TOTAL COMMON STOCKS
(IDENTIFIED COST $48,783)                                                       61,640
                                                                             ---------
TOTAL LONG-TERM INVESTMENTS--99.8%
(IDENTIFIED COST $49,252)                                                       62,113
                                                                             ---------

SHORT-TERM INVESTMENTS--0.5%

MONEY MARKET MUTUAL FUNDS--0.5%
Dreyfus Cash Management
   Fund - Institutional Shares (seven-day effective
   yield 0.110%)                                                   310,374         310
                                                                             ---------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $310)                                                             310
                                                                             ---------

SECURITIES LENDING COLLATERAL--3.2%
Dreyfus Institutional Cash
   Advantage Fund -
   Institutional Shares
   (seven-day effective
   yield 0.160%)(6)                                              2,010,184       2,010
                                                                             ---------
TOTAL SECURITIES LENDING COLLATERAL
(IDENTIFIED COST $2,010)                                                         2,010
                                                                             ---------

TOTAL INVESTMENTS--103.5%
(IDENTIFIED COST $51,572)                                                       64,433(1)

Other assets and liabilities, net--(3.5)%                                       (2,204)
                                                                             ---------
NET ASSETS--100.0%                                                           $  62,229
                                                                             =========

ABBREVIATION:

ADR      American Depositary Receipt

FOOTNOTE LEGEND:

(1)   Federal Income Tax Information: For tax information at March 31, 2011, see
      Note 11, Federal Income Tax Information in the Notes to Financial Statements.

(2)   Non-income producing.

(3)   Illiquid security.

(4)   All or a portion of the security is segregated as collateral.

(5)   All or a portion of security is on loan.

(6) Represents security purchased with cash collateral received for securities on loan.

(7) Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a level 3 Security in the disclosure table located after the Schedule of Investments.

COUNTRY WEIGHTINGS+
----------------------------------------------------------------
United States (includes short-term investments
   and securities lending collateral)                                               41%
United Kingdom                                                                      19
India                                                                               14
Canada                                                                               5
Switzerland                                                                          4
Australia                                                                            3
Ireland                                                                              3
Other                                                                               11
                                                                                ------
Total                                                                              100%
                                                                                ------

+ % of total investments as of March 31, 2011

         For information regarding the Key Investment Terms, see page 4.

                        See Notes to Financial Statements

                           VIRTUS GLOBAL OPPORTUNITIES FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

At March 31, 2011, the Fund had entered into forward currency contracts as follows (reported in 000's):

                                                             Unrealized
 Contracts  In Exchange                Settlement           Appreciation
to Receive      for      Counterparty     Date     Value   (Depreciation)
----------  -----------  ------------  ----------  ------  --------------
EUR    521  USD     734    Citibank     4/21/11    $  738     $  4
GBP  2,874  USD   4,645    Citibank     6/01/11     4,606      (39)
                                                             -----
                                                             $ (35)
                                                             =====


                                                            Unrealized
Contracts   In Exchange                Settlement          Appreciation
 to Sell       for       Counterparty    Date      Value   (Depreciation)
----------  -----------  ------------  ----------  ------  --------------
EUR    210  USD     292   Citibank      4/21/11    $  298     $  (6)
EUR    311  USD     428   Citibank      4/21/11       441       (13)
GBP  1,352  USD   2,110   Citibank      6/01/11     2,167       (57)
GBP  1,522  USD   2,407   Citibank      6/01/11     2,439       (32)
                                                               ----
                                                               (108)
                                                              -----
                                                              $(143)
                                                              =====

FOREIGN CURRENCIES:

EUR   European Currency Unit
GBP   United Kingdom Pound Sterling

The following table provides a summary of inputs used to value the Fund's investments as of March 31, 2011 (see Security Valuation Note 2A in the Notes to Financial Statements):

                                                              Level 2 -     Level 3 -
                                    Total Value   Level 1 -  Significant  Significant
                                        at         Quoted     Observable  Unobservable
                                  March 31, 2011   Prices      Inputs       Inputs
                                  --------------  --------   -----------  ------------
INVESTMENTS IN SECURITIES:
Equity Securities:
   Common Stocks(1)                 $ 61,640       $ 61,640     $  --          $  0
   Preferred Stock                       473            473        --            --
   Securities Lending Collateral       2,010          2,010        --            --
   Short-Term Investments                310            310        --            --
                                    --------       --------     -----          ----
Total Investments                   $ 64,433       $ 64,433     $  --          $  0
                                    ========       ========     =====          ====
Other Financial Instruments:
   Forward Currency Contracts(2)    $   (143)      $     --     $(143)         $ --
                                    ========       ========     =====          ====

(1)   LEVEL 3 COMMON STOCK VALUED AT ZERO AT THE BEGINNING AND END OF THE
      PERIOD.

(2)   VALUED AT THE UNREALIZED APPRECIATION (DEPRECIATION) ON THE INVESTMENT.

         For information regarding the Key Investment Terms, see page 4.

                        See Notes to Financial Statements

                    VIRTUS GLOBAL REAL ESTATE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

                                            SHARES    VALUE
                                            ------   -------
COMMON STOCKS--96.8%
AUSTRALIA--10.1%
BGP Holdings plc(2)(3)(4)                   13,566   $     0
CFS Retail Property Trust                   17,200        33
Commonwealth Property
   Office Fund                              15,000        13
Dexus Property Group                        52,140        46
Goodman Group                               93,800        66
GPT Group                                   10,700        35
ING Office Fund                             22,608        15
Westfield Group                             14,750       142
Westfield Retail Trust                      33,150        90
                                                     -------
                                                         440
                                                     -------

CANADA--5.5%
Allied Properties Real Estate
   Investment Trust                            260         6
Boardwalk Real Estate
   Investment Trust                            367        18
Brookfield Properties Corp.                  3,615        64
Canadian Real Estate
   Investment Trust                            890        32
Cominar Real Estate
   Investment Trust                            845        20
First Capital Realty, Inc.                   1,595        26
RioCan Real Estate
   Investment Trust                          2,737        72
                                                     -------
                                                         238
                                                     -------

FINLAND--0.1%
Citycon Oyj                                  1,275         6
                                                     -------

FRANCE--6.2%
Fonciere Des Regions                           184        20
Klepierre                                    1,540        63
Societe Immobiliere de
   Location Pour L'industrie
   Et Le Commerce                              145        20
Unibail-Rodamco                                773       167
                                                     -------
                                                         270
                                                     -------

HONG KONG--4.5%
Champion Reit                               58,418        34
Hongkong Land Holdings Ltd.                 13,900        97
Link (The)                                  20,504        64
                                                     -------
                                                         195
                                                     -------

ITALY--0.3%
Beni Stabili SpA                            14,078        15
                                                     -------

JAPAN--3.3%
AEON Mall Co., Ltd.                          2,270        49
Japan Prime Realty
   Investment Corp.                             10        27
Japan Real Estate
   Investment Corp.                              4        38
Nippon Building Fund, Inc.                       3        29
                                                     -------
                                                         143
                                                     -------

NETHERLANDS--1.8%
Corio N.V.                                     736        52
Eurocommercial
   Properties N.V.                             530        26
                                                     -------
                                                          78
                                                     -------

NORWAY--0.6%
Norwegian Property ASA(2)                   13,275        24

SINGAPORE--3.2%
Ascendas Real Estate
   Investment Trust(4)                      19,800        31
CapitaCommercial Trust                      18,000        20
CapitaMall Trust                            15,450        23
Global Logistic Properties
     Ltd.(2)                                17,500        26
Mapletree Logistics Trust                   55,545        40
                                                     -------
                                                         140
                                                     -------

SWEDEN--0.6%
Castellum AB                                 1,960        28
                                                     -------

SWITZERLAND--0.6%
PSP Swiss Property AG(2)                       290        24
                                                     -------

UNITED KINGDOM--7.0%
Big Yellow Group plc                         6,350        34
British Land Co. plc                         6,105        54
Derwent London plc                             585        15
Great Portland Estates plc                   2,221        14
Hammerson plc                                5,325        38
Land Securities Group plc                    6,571        77
Safestore Holdings plc                      15,676        39
SEGRO plc                                    6,790        35
                                                     -------
                                                         306
                                                     -------

UNITED STATES--53.0%
Alexandria Real Estate
   Equities, Inc.                              296        23
AMB Property Corp.                           1,266        46
Apartment Investment &
   Management Co. Class A                    2,280        58
AvalonBay Communities, Inc.                    875       105
BioMed Realty Trust, Inc.                    2,100        40
Boston Properties, Inc.                      1,278       121
BRE Properties, Inc.                           786        37
Campus Crest Communities, Inc.                 909        11
Corporate Office Properties Trust              573        21
Developers Diversified
   Realty Corp.                              2,179        31
Digital Realty Trust, Inc.                     973        57
Duke Realty Corp.                            3,060        43
Equity Lifestyle Properties, Inc.              519        30
Equity Residential                           3,166       179
Essex Property Trust, Inc.                     144        18
Extra Space Storage, Inc.                    2,578        53
Federal Realty Investment Trust                 60         5
General Growth Properties, Inc.              2,214        34
HCP, Inc.                                    1,814        69
Health Care REIT, Inc.                         863        45
Host Hotels & Resorts, Inc.                  6,308       111
Kilroy Realty Corp.                          1,677        65
Kimco Realty Corp.                           4,660        86
LaSalle Hotel Properties                     1,405        38
Liberty Property Trust                       1,133        37
Macerich Co. (The)                           1,483        73
Nationwide Health
   Properties, Inc.                          1,415        60
ProLogis                                     1,375        22
Public Storage                                 965       107
Regency Centers Corp.                        1,020        44
Simon Property Group, Inc.                   2,326       249
SL Green Realty Corp.                          736        55
Starwood Hotels & Resorts
   Worldwide, Inc.                             455        26
Taubman Centers, Inc.                          750        40
UDR, Inc.                                    1,684        41
Ventas, Inc.                                 1,228        67
Vornado Realty Trust                         1,395       122
Weingarten Realty Investors                  1,580        40
                                                     -------
                                                       2,309
                                                     -------
TOTAL COMMON STOCKS
(IDENTIFIED COST $ 2,891)                              4,216
                                                     -------
TOTAL LONG-TERM INVESTMENTS--96.8%
(IDENTIFIED COST $ 2,891)                              4,216
                                                     -------
SHORT-TERM INVESTMENTS--0.9%

MONEY MARKET MUTUAL FUNDS--0.9%
Dreyfus Cash Management
   Fund - Institutional Shares
   (seven-day effective yield 0.110%)       41,211        41
                                                     -------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $ 41)                                    41
                                                     -------
TOTAL INVESTMENTS--97.7%
(IDENTIFIED COST $ 2,932)                              4,257(1)

Other assets and liabilities, net--2.3%                  100
                                                     -------

NET ASSETS--100.0%                                   $ 4,357
                                                     =======

ABBREVIATION:

REIT Real Estate Investment Trust

FOOTNOTE LEGEND:

(1)   Federal Income Tax Information: For tax information at March 31, 2011, see
      Note 11, Federal Income Tax Information in the Notes to Financial Statements.

(2)   Non-income producing.

(3)   Illiquid security.

(4) Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a level 3 security in the disclosure table located after the Schedule of Investments.

        For information regarding the Key Investment Terms, see page 4.

                        See Notes to Financial Statements

                    VIRTUS GLOBAL REAL ESTATE SECURITIES FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

COUNTRY WEIGHTINGS+
-----------------------------------------------
United States (includes short-term investments)    55%
Australia                                          10
United Kingdom                                      7
Canada                                              6
France                                              6
Hong Kong                                           5
Japan                                               3
Other                                               8
                                                  ---
Total                                             100%
                                                  ---

+ % of total investments as of March 31, 2011

The following table provides a summary of inputs used to value the Fund's investments as of March 31, 2011 (see Security Valuation Note 2A in the Notes to Financial Statements).

                                                         Level 3 -
                               Total Value   Level 1 -  Significant
                                   at         Quoted    Unobservable
                             March 31, 2011   Prices       Inputs
                             --------------  ---------  ------------
INVESTMENTS IN SECURITIES:
Equity Securities:
   Common Stocks                 $  4,216      $ 4,185      $  31
   Short-Term Investments              41           41         --
                                 --------      -------      -----
Total Investments                $  4,257      $ 4,226      $  31
                                 ========      =======      =====

There are no Level 2 (significant observable inputs) priced securities.

The following is a reconciliation of the assets of the Fund, for Level 3 investments for which significant unobservable inputs were used to determine fair value:

                                              Common
                                               Stock
                                              ------
BALANCE AS OF SEPTEMBER 30, 2010               $  --
   Accrued discounts (premiums)                   --
   Realized gain (loss)                           --
   Change in appreciation (depreciation)          --
   Net purchases (sales)                          --
   Transfers in (out) of Level 3(a)               31
                                              ------
BALANCE AS OF MARCH 31, 2011                   $  31
                                              ======

(A) "TRANSFERS IN AND/OR OUT" REPRESENT THE ENDING VALUE AS OF MARCH 31, 2011, FOR ANY INVESTMENT WHERE A CHANGE IN THE PRICING LEVEL OCCURRED FROM THE BEGINNING TO THE END OF THE PERIOD.

        For information regarding the Key Investment Terms, see page 4.

                        See Notes to Financial Statements

                VIRTUS GREATER ASIA EX JAPAN OPPORTUNITIES FUND
                            SCHEDULE OF INVESTMENTS
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

                                                                                          SHARES       VALUE
                                                                                       -----------   --------
COMMON STOCKS--95.7%

CONSUMER DISCRETIONARY--8.8%
BEC World plc (Thailand)                                                                    63,100   $     70
Billabong International Ltd. (Australia)                                                     6,767         53
Cox & Kings India Ltd. (India)                                                               7,400         69
Genting Malaysia Bhd (Malaysia)                                                            114,700        139
Hero Honda Motors Ltd. (India)(2)(3)                                                         3,700        132
Jollibee Foods Corp. (Philippines)                                                          12,200         25
Jubilant Foodworks Ltd. (India)(2)                                                           3,900         47
Kangwon Land, Inc. (South Korea)                                                             9,060        210
Parkson Retail Group Ltd. (China)                                                           41,100         57
Super Cheap Auto Group Ltd. (Australia)                                                     20,092        146
Wynn Macau Ltd. (Hong Kong)                                                                 64,198        179
                                                                                                     --------
                                                                                                        1,127
                                                                                                     --------

CONSUMER STAPLES--33.3%
AmorePacific Corp. (South Korea)                                                               255        243
British American Tobacco (Bangladesh)                                                       12,300        113
British American Tobacco (Malaysia)                                                          5,700         90
Ceylon Tobacco Co., plc (Sri Lanka)                                                         32,700        106
Coca-Cola Amatil Ltd. (Australia)                                                           21,827        265
Colgate Palmolive India Ltd. (India)                                                         5,300         97
Dabur India Ltd. (India)                                                                    59,153        128
Dairy Farm International Holdings Ltd. (Hong Kong)                                          13,500        112
Gudang Garam Tbk PT (Indonesia)                                                             37,527        180
Guinness Anchor Bhd (Malaysia)                                                              42,135        134
Hengan International Group Co., Ltd. (China)                                                32,291        240
ITC Ltd. (India)                                                                           123,975        506
LG Household & Health Care Ltd. (South Korea)                                                  525        197
Marico Bangladesh Ltd. (Bangladesh)                                                         18,150        164
Nestle India Ltd. (India)                                                                    4,400        365
Nestle Malaysia Bhd (Malaysia)                                                               8,900        138
Nestle Pakistan Ltd. (Pakistan)                                                              3,500        141
Pakistan Tobacco Co., Ltd. (Pakistan)                                                      116,314        129
Tsingtao Brewery Co., Ltd. (China)                                                          41,583        198
Unilever Indonesia Tbk PT (Indonesia)                                                       93,097        164
Unilever Pakistan Ltd. (Pakistan)                                                            1,753        101
Want Want China Holdings Ltd. (China)                                                      152,665        120
Woolworths Ltd. (Australia)                                                                 12,056        335
                                                                                                     --------
                                                                                                        4,266
                                                                                                     --------

ENERGY--2.6%
CNOOC Ltd. (Hong Kong)                                                                      46,471        117
Oil & Gas Development Co., Ltd. (Pakistan)                                                  28,729         45
PTT Exploration & Production plc (Thailand)                                                 27,200        164
                                                                                                     --------
                                                                                                          326
                                                                                                     --------

FINANCIALS--20.8%
Axis Bank Ltd. (India)                                                                       7,800        245
Commercial Bank of Ceylon plc (Sri Lanka)                                                   23,492         57
Delta Brac Housing Finance Corp., Ltd. (Bangladesh)                                          2,850         70
Housing Development Finance Corp. Bank Ltd. (India)                                         40,257        633
Housing Development Finance Corp. Bank Ltd. (India)(5)                                      12,520        659
Jammu & Kashmir Bank Ltd. (India)                                                            5,500        108
Mahindra & Mahindra Financial Services (India)                                               6,514        113
Oversea-Chinese Banking Corp., Ltd. (Singapore)                                             17,800        135
Public Bank Bhd (Malaysia)                                                                  32,100        139
QBE Insurance Group Ltd. (Australia)                                                        13,626        249
Shriram Transport Finance Co., Ltd. (India)                                                  7,800        139
Standard Chartered plc (United Kingdom)                                                      4,600        122
                                                                                                     --------
                                                                                                        2,669
                                                                                                     --------

HEALTH CARE--5.3%
Glaxosmithkline Pharmaceuticals Ltd (India)                                                  1,200         55
Kalbe Farma Tbk PT (Indonesia)                                                             213,900         84
Lupin Ltd. (India)                                                                          10,900        102
ResMed, Inc. (United States)(2)                                                            112,691        339
Sun Pharmaceutical Industries Ltd. (India)                                                  10,200        101
                                                                                                     --------
                                                                                                          681
                                                                                                     --------

INDUSTRIALS--8.1%
Bharat Electronics Ltd. (India)                                                              3,371        127
Bharat Heavy Electricals Ltd. (India)(2)                                                     3,400        157
Jain Irrigation Systems Ltd. (India)                                                        26,435        106
Jardine Matheson Holdings Ltd. (Hong Kong)                                                   3,118        139
Jardine Strategic Holdings Ltd. (Bermuda)                                                    2,806         75
Keells (John) Holdings plc (Sri Lanka)                                                      38,900        101
Singapore Airport Terminal Servises Ltd. (Singapore)                                        33,900         67
Taiwan Secom Co., Ltd. (Taiwan)                                                             60,846        110
UGL Ltd. (Australia)                                                                         9,100        148
                                                                                                     --------
                                                                                                        1,030
                                                                                                     --------

INFORMATION TECHNOLOGY--8.1%
Baidu.com, Inc. Sponsored ADR (China)(2)                                                     3,185        439
Infosys Technologies Ltd. Sponsored ADR (India)(3)                                           2,000        143
NetEase.Com, Inc. ADR (China)(2)                                                             3,651        181
NHN Corp. (South Korea)(2)                                                                     771        135
Tencent Holdings Ltd. (China)                                                                5,700        139
                                                                                                     --------
                                                                                                        1,037
                                                                                                     --------

MATERIALS--4.3%
Asian Paints Ltd. (India)                                                                    2,100        119
Engro Corp., Ltd. (Pakistan)                                                                31,700         77
Fauji Fertilizer Co., Ltd. (Pakistan)                                                       67,450        109
Semen Gresik (Persero) Tbk PT (Indonesia)                                                  239,486        250
                                                                                                     --------
                                                                                                          555
                                                                                                     --------

UTILITIES--4.4%
China Resources Gas Group Ltd. (Bermuda)                                                    34,598         48
Gujarat Gas Co., Ltd. (India)                                                                5,700         49
HongKong Electric Holdings Ltd. (Hong Kong)                                                 70,481        471
                                                                                                     --------
                                                                                                          568
                                                                                                     --------

TOTAL COMMON STOCKS
(IDENTIFIED COST $10,091)                                                                              12,259
                                                                                                     --------

TOTAL LONG-TERM INVESTMENTS--95.7%
(IDENTIFIED COST $10,091)                                                                              12,259
                                                                                                     --------

SHORT-TERM INVESTMENTS--7.6%

MONEY MARKET MUTUAL FUNDS--7.6%
Dreyfus Cash Management Fund - Institutional Shares
   (seven-day effective yield 0.110%)                                                      973,237        973
                                                                                                     --------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $973)                                                                                    973
                                                                                                     --------

        For information regarding the Key Investment Terms, see page 4.

                       See Notes to Financial Statements

                 VIRTUS GREATER ASIA EX JAPAN OPPORTUNITIES FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

                                                                                          SHARES       VALUE
                                                                                       -----------   --------
SECURITIES LENDING COLLATERAL--1.0%
Dreyfus Institutional Cash
   Advantage Fund - Institutional Shares
   (seven-day effective yield 0.160%)(4)                                                   128,749   $    129
                                                                                                     --------
TOTAL SECURITIES LENDING COLLATERAL
(IDENTIFIED COST $129)                                                                                    129
                                                                                                     --------

TOTAL INVESTMENTS--104.3%
(IDENTIFIED COST $11,193)                                                                              13,361(1)
Other assets and liabilities, net -- (4.3)%                                                              (548)
                                                                                                     --------
NET ASSETS--100.0%                                                                                 $ 12,813
                                                                                                     ========

ABBREVIATION:

ADR   American Depositary Receipt

FOOTNOTE LEGEND:

(1)   Federal Income Tax Information: For tax information at March 31, 2011, see
      Note 11 Federal Income Tax Information in the Notes to Financial
      Statements.

(2)   Non-income producing.

(3)   All or a portion of security is on loan.

(4) Represents security purchased with cash collateral received for securities on loan.

(5)   All or a portion of the security is segregated as collateral.

COUNTRY WEIGHTINGS+
-------------------------------------------------------------------------------------------------------------
India                                                                                                      31%
United States (includes short-term investments and securities lending collateral)                          11
China                                                                                                      10
Australia                                                                                                   9
Hong Kong                                                                                                   8
South Korea                                                                                                 6
Indonesia                                                                                                   5
Other                                                                                                      20
                                                                                                     --------
Total                                                                                                     100%
                                                                                                     --------

+     % of total investments as of March 31, 2011

At March 31, 2011, the Fund had entered into forward currency contracts as follows (reported in 000's):

                                                                   Unrealized
 Contracts   In Exchange                  Settlement              Appreciation
to Receive       for       Counterparty      Date       Value    (Depreciation)
----------   -----------   ------------   ----------   -------   --------------
AUD    704   USD     696     Citibank      4/21/11     $   726   $           30

                                                                   Unrealized
 Contracts   In Exchange                  Settlement              Appreciation
  to Sell        for       Counterparty      Date       Value    (Depreciation)
----------   -----------   ------------   ----------   -------   --------------
AUD    704   USD     669     Citibank      4/21/11     $   726   $          (57)
                                                                 --------------
                                                                            (27)
                                                                 ==============

FOREIGN CURRENCIES:

AUD   Australian Dollar

The following table provides a summary of inputs used to value the Fund's investments as of March 31, 2011 (see Security Valuation Note 2A in the Notes to Financial Statements).

                                                                  Level 2 -      Level 3 -
                                      Total Value    Level 1 -   Significant    Significant
                                          at           Quoted     Observable   Unobservable
                                    March 31, 2011     Prices       Inputs         Inputs
                                    --------------   ---------   -----------   -------------
INVESTMENTS IN SECURITIES:
Equity Securities:
    Common Stocks                   $       12,259   $  12,259   $        --   $          --
    Securities Lending Collateral              129         129            --              --
    Short-Term Investments                     973         973            --              --
                                    --------------   ---------   -----------   -------------
Total Investments                   $       13,361   $  13,361   $        --   $          --
                                    ==============   =========   ===========   =============

Other Financial Instruments:
    Forward Currency Contracts(1)   $          (27)  $      --   $       (27)  $          --
                                    --------------   ---------   -----------   -------------
Total Liabilities                   $          (27)  $      --   $       (27)  $          --
                                    ==============   =========   ===========   =============

(1)   Valued at the unrealized appreciation (depreciation) on the investment.

The following is a reconciliation of assets of the Fund, for Level 3 investments for which significant unobservable inputs were used to determine fair value:

                                                                                                Common Stocks
                                                                                                -------------
BALANCE AS OF SEPTEMBER 30, 2010:                                                               $         254
    Accrued discounts (premiums)                                                                           --
    Realized gain (loss)                                                                                   --
    Change in unrealized appreciation (depreciation)                                                       --
    Net purchases (sales)                                                                                  --
    Transfers in and/or out of Level 3(a)                                                                (254)
                                                                                                -------------
BALANCE AS OF MARCH 31, 2011:                                                                   $          --
                                                                                                =============

(A) "TRANSFERS IN AND/OR OUT" REPRESENT THE ENDING VALUE AS OF MARCH 31, 2011, FOR ANY INVESTMENT SECURITY WHERE A CHANGE IN THE PRICING LEVEL OCCURRED FROM THE BEGINNING TO THE END OF THE PERIOD.

        For information regarding the Key Investment Terms, see page 4.

                        See Notes to Financial Statements

                   VIRTUS GREATER EUROPEAN OPPORTUNITIES FUND
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

                                                                                          SHARES       VALUE
                                                                                       -----------   --------
COMMON STOCKS--99.5%
CONSUMER DISCRETIONARY--7.5%
Domino's Pizza plc (United Kingdom)                                                         25,851   $    177
Fielmann AG (Germany)                                                                          536         51
Paddy Power PLC (Ireland)                                                                    1,290         57
Pearson plc (United Kingdom)                                                                 6,310        111
                                                                                                     --------
                                                                                                          396
                                                                                                     --------

CONSUMER STAPLES--38.1%
Anheuser-InBev N.V. (Belgium)                                                                2,791        159
British American Tobacco plc (United Kingdom)(5)                                             6,354        255
Colruyt SA (Belgium)                                                                         1,760         93
Diageo plc (United Kingdom)                                                                  7,468        142
Groupe Danone S.A. (France)                                                                    948         62
Imperial Tobacco Group plc (United Kingdom)                                                  4,273        132
L'Oreal SA (France)                                                                            550         64
Lindt & Spruengli AG (Switzerland)                                                              11         32
Nestle S.A. Registered Shares (Switzerland)                                                  4,109        236
Pernod-Ricard SA (France)                                                                      485         45
Philip Morris International, Inc. (United States)                                            3,644        239
Reckitt Benckiser Group plc (United Kingdom)                                                 2,602        134
SABMiller plc (United Kingdom)                                                               3,121        110
Tesco plc (United Kingdom)                                                                  23,746        145
Unilever N.V. (Netherlands)(3)                                                               5,191        163
                                                                                                     --------
                                                                                                        2,011
                                                                                                     --------

ENERGY--5.9%
BG Group plc (United Kingdom)                                                                2,367         59
Core Laboratories N.V. (Netherlands)(3)                                                      1,043        107
Royal Dutch Shell plc A Shares (United Kingdom)                                              2,125         77
Total SA (France)                                                                            1,093         66
                                                                                                     --------
                                                                                                          309
                                                                                                     --------

FINANCIALS--10.8%
Admiral Group plc (United Kingdom)                                                           2,202         55
Amlin plc (United Kingdom)                                                                  12,847         79
Deutsche Boerse AG (Germany)                                                                   916         69
Muenchener Rueckversicherungs-Gesellschaft AG Registered Shares (Germany)                      780        123
Reinet Investments SCA (Luxembourg)(2)                                                       4,750         84
Standard Chartered plc (United Kingdom)                                                      6,129        159
                                                                                                     --------
                                                                                                          569
                                                                                                     --------

HEALTH CARE--14.5%
BioMerieux (France)                                                                            896         94
Cie Generale D'optique Essilor International SA (France)                                     1,516        113
Covidien plc (Ireland)                                                                       3,030        157
Fresenius Medical Care AG & Co. KGaA (Germany)                                               1,639        110
Novartis AG Registered Shares (Switzerland)                                                  1,279         69
Novo Nordisk A/S Class B (Denmark)                                                           1,264        159
Synthes, Inc. (Switzerland)                                                                    476         64
                                                                                                     --------
                                                                                                          766
                                                                                                     --------

INDUSTRIALS--17.0%
Andritz AG (Austria)(3)                                                                      1,246        116
Bunzl plc (United Kingdom)                                                                   5,518         66
Bureau Veritas SA (France)                                                                   2,235        176
Capita Group plc (The) (United Kingdom)                                                      6,597         79
De La Rue plc (United Kingdom)                                                               5,285         67
G4S plc (United Kingdom)                                                                    15,501         63
Indutrade AB (Sweden)                                                                        2,043         67
Kuehne & Nagel International AG (Switzerland)                                                  432         60
Prosegur Cia de Seguridad SA (Spain)                                                         1,405         84
Rational AG (Germany)                                                                          250         60
Vossloh AG (Germany)                                                                           450         60
                                                                                                     --------
                                                                                                          898
                                                                                                     --------

INFORMATION TECHNOLOGY--2.4%
Accenture plc Class A (Ireland)                                                              2,337        128
                                                                                                     --------

MATERIALS--2.2%
Air Liquide SA (France)                                                                        883        117
                                                                                                     --------

UTILITIES--1.1%
Scottish & Southern Energy plc (United Kingdom)                                              2,852         58
                                                                                                     --------

TOTAL COMMON STOCKS
(IDENTIFIED COST $3,964)                                                                                5,252
                                                                                                     --------

TOTAL LONG-TERM INVESTMENTS--99.5%
(IDENTIFIED COST $3,964)                                                                                5,252
                                                                                                     --------
SHORT-TERM INVESTMENTS--2.3%

MONEY MARKET MUTUAL FUNDS--2.3%
Dreyfus Cash Management Fund - Institutional Shares
  (seven-day effective yield 0.11%)                                                        124,161        124
                                                                                                     --------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $124)                                                                                    124
                                                                                                     --------

SECURITIES LENDING COLLATERAL--4.4%
Dreyfus Institutional Cash Advantage Fund
  (seven-day effective yield 0.160%(4))                                                    233,919        234
                                                                                                     --------
TOTAL SECURITIES LENDING COLLATERAL
(IDENTIFIED COST $234)                                                                                    234
                                                                                                     --------

TOTAL INVESTMENTS--106.2%
(IDENTIFIED COST $4,322)                                                                                5,610(1)

Other assets and liabilities, net--(6.2)%                                                              (329)
                                                                                                     --------

NET ASSETS--100.0%                                                                                 $  5,281
                                                                                                     ========

FOOTNOTE LEGEND:

(1)   Federal Income Tax Information: For tax information at March 31, 2011, see
      Note 11, Federal Income Tax Information in the Notes to Financial Statements.

(2)   Non-income producing.

(3)   All or a portion of security is on loan.

(4)   Security purchased with cash collateral received for securities on loan.

(5)   All or a portion segregated as collateral.

COUNTRY WEIGHTINGS+
-------------------------------------------------------------------------------------------------------------
United Kingdom                                                                                             35%
France                                                                                                     13
United States (includes short-term investments and securities lending collateral)                          11
Germany                                                                                                     8
Switzerland                                                                                                 8
Ireland                                                                                                     6
Netherlands                                                                                                 5
Other                                                                                                      14
                                                                                                     --------
Total                                                                                                     100%
                                                                                                     --------

+     % of total investments as of March 31, 2011

        For information regarding the Key Investment Terms, see page 4.

                       See Notes to Financial Statements

                   VIRTUS GREATER EUROPEAN OPPORTUNITIES FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

At March 31, 2011, the Fund had entered into forward currency contracts as follows (reported in 000's):

                                                                   Unrealized
 Contracts   In Exchange                  Settlement              Appreciation
to Receive       for       Counterparty      Date       Value    (Depreciation)
----------   -----------   ------------   ----------   -------   --------------
EUR    790   USD   1,116     Citibank       6/01/11    $ 1,119   $            3
GBP    598   USD     967     Citibank       6/01/11        959               (8)
                                                                 --------------
                                                                 $           (5)
                                                                 ==============

                                                                   Unrealized
 Contracts   In Exchange                  Settlement              Appreciation
  to Sell        for       Counterparty      Date       Value    (Depreciation)
----------   -----------   ------------   ----------   -------   --------------
EUR    518   USD     677     Citibank       6/01/11    $   733   $          (56)
EUR    272   USD     371     Citibank       6/01/11        385              (14)
GBP    241   USD     374     Citibank       6/01/11        386              (12)
GBP    357   USD     565     Citibank       6/01/11        572               (7)
                                                                 --------------
                                                                            (89)
                                                                 --------------
                                                                 $          (94)
                                                                 ==============

FOREIGN CURRENCIES:

EUR   European Currency Unit
GBP   United Kingdom Pound Sterling

The following table provides a summary of inputs used to value the Fund's investments as of March 31, 2011 (see Security Valuation Note 2A in the Notes to Financial Statements).

                                                                  Level 2 -
                                      Total Value    Level 1 -   Significant
                                          at           Quoted     Observable
                                    March 31, 2011     Prices       Inputs
                                    --------------   ---------   -----------
INVESTMENTS IN SECURITIES:
Equity Securities:
    Common Stocks                   $        5,252   $   5,252   $        --
    Securities Lending Collateral              234         234            --
    Short-Term Investments                     124         124            --
                                    --------------   ---------   -----------
Total Investments                   $        5,610   $   5,610   $        --
                                    ==============   =========   ===========

Other Financial Instruments:
    Forward Currency Contracts(1)   $          (94)  $      --   $       (94)
                                    --------------   ---------   -----------
Total Liabilities                   $          (94)  $      --   $       (94)
                                    ==============   =========   ===========

(1)   VALUED AT THE UNREALIZED APPRECIATION (DEPRECIATION) ON THE INVESTMENT.

There are no Level 3 (significant unobservable inputs) priced securities.

        For information regarding the Key Investment Terms, see page 4.

                       See Notes to Financial Statements

                             VIRTUS HIGH YIELD FUND
                            SCHEDULE OF INVESTMENTS
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

                                                                                           PAR
                                                                                          VALUE        VALUE
                                                                                       -----------   --------
CORPORATE BONDS--92.8%

CONSUMER DISCRETIONARY--26.0%
Affinion Group, Inc. 11.500%, 10/15/15                                                 $     1,525   $  1,616
AMC Entertainment Holdings, Inc. 144A 9.750%, 12/1/20(4)                                       250        269
AMC Entertainment, Inc. 8.000%, 3/1/14                                                         660        671
American Standard Americas 144A 10.750%, 1/15/16 (4)                                           495        531
Ameristar Casinos, Inc. 144A 7.500%, 4/15/21(4)                                                250        248
AutoNation, Inc. 6.750%, 4/15/18                                                               105        110
Bon-Ton Stores, Inc. (The) 10.250%, 3/15/14                                                    800        824
Cablevision Systems Corp. 144A 8.000%, 4/15/20(4)                                              430        471
Cengage Learning Acquisitions, Inc. 144A 13.250%, 7/15/15(3)(4)                              1,020      1,076
Cequel Communications Holdings I LLC / Cequel Capital Corp. 144A 8.625%, 11/15/17 (4)        1,105      1,157
Cinemark USA, Inc. 8.625%, 6/15/19                                                             670        735
CSC Holdings LLC 8.625%, 2/15/19                                                             1,025      1,179
Dana Holding Corp. 6.750%, 2/15/21                                                             200        201
DineEquity, Inc. 144A 9.500%, 10/30/18 (4)                                                     245        267
Echostar DBS Corp. 6.625%, 10/1/14                                                             400        425
Education Management LLC / Education Management Finance Corp. 10.250%, 6/1/16                    2          2
Hanesbrands, Inc.
   8.000%, 12/15/16                                                                            300        327
   6.375%, 12/15/20                                                                            490        480
HOA Restaurant Group LLC / HOA Finance Corp. 144A 11.250%, 4/1/17(4)                           105        108
Intelsat Jackson Holdings SA 144A 7.250%, 10/15/20(4)                                          980        980
Jarden Corp. 7.500%, 5/1/17                                                                    415        445
Lamar Media Corp. Series C 6.625%, 8/15/15                                                     625        641
Landry's Holdings, Inc. 144A 11.500%, 6/1/14 (4)                                               980        975
Levi Strauss & Co. 8.875%, 4/1/16                                                              740        775
NAI Entertainment Holdings LLC 144A 8.250%, 12/15/17(4)                                        250        269
Nebraska Book Co., Inc. 8.625%, 3/15/12(9)                                                     740        647
Needle Merger Sub Corp. 144A 8.125%, 3/15/19(4)                                                500        508
Peninsula Gaming LLC / Peninsula Gaming Corp. 10.750%, 8/15/17                                 920      1,014
Rent-A-Center, Inc. 144A 6.625%, 11/15/20(4)                                                 1,000        990
Scientific Games International, Inc. 9.250%, 6/15/19                                           965      1,064
Seminole Indian Tribe of Florida 144A 7.750%, 10/1/17(4)                                       250        266
Service Corp. International 8.000%, 11/15/21                                                   305        334
Sirius XM Satellite Radio, Inc. 144A 7.625%, 11/1/18(4)                                        920        975
Uncle Acquisition 2010 Corp. 144A 8.625%, 2/15/19 (4)                                          500        528
United Artists Theatre Circuit, Inc.
   Series BD-1 9.300%, 7/1/15(5)(7)                                                            258        246
   Series 95-A 9.300%, 7/1/15(5)(7)                                                            239        228
   Series AW-0 9.300%, 7/1/15(5)(7)                                                              1          1
   Series BE-9 9.300%, 7/1/15(5)(7)                                                              9          9
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH 144A 8.125%, 12/1/17(4)                  720        761
Valassis Communications, Inc. 144A 6.625%, 2/1/21 (4)                                          965        942
Visteon Corp. 144A 6.750%, 4/15/19 (4)                                                         250        250
WMG Holdings Corp. 9.500%, 12/15/14(3)(9)                                                    1,765      1,809
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 7.750%, 8/15/20                              500        532
                                                                                                     --------
                                                                                                       25,886
                                                                                                     --------

CONSUMER STAPLES--5.5%
Ingles Markets, Inc. 8.875%, 5/15/17                                                           500        539
B&G Foods, Inc. 7.625%, 1/15/18                                                                300        325
Beverages & More, Inc. 144A 9.625%, 10/1/14(4)                                                 995      1,050
C&S Group Enterprises LLC 144A 8.375%, 5/1/17(4)(9)                                            640        658
Dole Food Co., Inc. 144A 8.000%, 10/1/16(4)                                                    335        357
Michael Foods, Inc. 144A 9.750%, 7/15/18(4)                                                    490        538
Pantry, Inc. (The) 7.750%, 2/15/14                                                             880        888
Rite Aid Corp. 6.875%, 8/15/13                                                                 480        462
Tops Holding Corp. / Tops Markets LLC 10.125%, 10/15/15                                        590        637
                                                                                                     --------
                                                                                                        5,454
                                                                                                     --------

ENERGY--7.8%
Aquilex Holdings LLC / Aquilex Finance Corp. 11.125%, 12/15/16                                 545        578
Atlas Pipeline Partners LP 8.125%, 12/15/15                                                  1,370      1,426
Clayton Williams Energy, Inc. 144A 7.750%, 4/1/19(4)                                           310        311
Comstock Resources,Inc. 7.750%, 4/1/19                                                         850        866
Copano Energy LLC / Copano Energy Finance Corp. 7.125%, 4/1/21                                 425        431
Crosstex Energy LP / Crosstex Energy Finance Corp. 8.875%, 2/15/18                             335        367
Inergy LP / Inergy Finance Corp. 144A 6.875%, 8/1/21(4)                                        535        558
Linn Energy LLC / Linn Energy Finance Corp. 144A 7.750%, 2/1/21(4)                             490        526
Plains Exploration & Production Co.
   7.000%, 3/15/17                                                                             700        726
   7.625%, 6/1/18                                                                              530        570
Precision Drilling Corp. 144A 6.625%, 11/15/20(4)                                              500        516
Sandridge Energy, Inc. 8.750%, 1/15/20                                                         840        920
                                                                                                     --------
                                                                                                        7,795
                                                                                                     --------

FINANCIALS--9.7%
Ally Financial, Inc. 0.000%, 6/15/15                                                         2,000      1,563
Aviv Healthcare Properties LP 144A 7.750%, 2/15/19(4)(11)                                      210        220
CIT Group, Inc. 7.000%, 5/1/17(9)                                                            1,225      1,230
CNL Income Properties, Inc. 144A 7.250%, 4/15/19(4)                                            500        496
Developers Diversified Realty Corp. 7.875%, 9/1/20                                             195        224
E*Trade Financial Corp.
    7.375%, 9/15/13                                                                            465        469
    7.875%, 12/1/15                                                                            350        356
Ford Motor Credit Co., LLC 6.625%, 8/15/17                                                   1,410      1,507
Host Hotels & Resorts LP Series O 6.375%, 3/15/15                                              195        200
Icahn Enterprises LP / Icahn Enterprises Finance Corp. 8.000%, 1/15/18                       1,200      1,239
International Lease Finance Corp. 144A
   9.000%, 3/15/17(4)                                                                          715        806
   8.250%, 12/15/20                                                                            265        291
Kennedy-Wilson, Inc. 144A 8.750%, 4/1/19(4)                                                    250        248
NBC Acquisition Corp. 11.000%, 3/15/13(3)(9)                                                   820        160

        For information regarding the Key Investment Terms, see page 4.

                       See Notes to Financial Statements

                             VIRTUS HIGH YIELD FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

                                                                                            PAR
                                                                                           VALUE        VALUE
                                                                                        -----------   --------
FINANCIALS--CONTINUED
Regions Financial Corp. 5.750%, 6/15/15(12)                                             $       545   $    555
Ventas Realty LP / Ventas Capital Corp. Series 1 6.500%, 6/1/16                                 155        160
                                                                                                      --------
                                                                                                         9,724
                                                                                                      --------

HEALTH CARE--7.0%
Biomet, Inc. 11.625%, 10/15/17 1,790                                                                     2,005
Community Health Systems, Inc. 8.875%, 7/15/15                                                1,180      1,248
Davita, Inc.
    6.375%, 11/1/18                                                                             195        197
    6.625%, 11/1/20                                                                             615        626
Giant Funding Corp. 144A 8.250%, 2/1/18(4)                                                      500        516
HCA, Inc.
    9.250%, 11/15/16                                                                            880        951
    8.500%, 4/15/19                                                                             285        318
Omnicare, Inc. 6.125%, 6/1/13                                                                   257        259
Valeant Pharmaceuticals International, Inc. 144A 7.250%, 7/15/22(4)                             905        880
                                                                                                      --------
                                                                                                         7,000
                                                                                                      --------

INDUSTRIALS--6.3%
ARAMARK Corp. 8.500%, 2/1/15                                                                    265        278
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 7.625%, 5/15/14                          479        492
Briggs & Stratton Corp. 6.875%, 12/15/20                                                        155        163
Cenveo Corp. 7.875%, 12/1/13(9)                                                               1,085      1,061
Dycom Investments, Inc. 144A 7.125%, 1/15/21(4)                                               1,000      1,022
DynCorp International, Inc. 144A 10.375%, 7/1/17(4)                                              95        103
GeoEye, Inc. 8.625%, 10/1/16                                                                    205        219
Gibraltar Industries, Inc. Series B 8.000%, 12/1/15                                             990      1,020
Kansas City Southern de Mexico SA de CV 144A 6.625%, 12/15/20(4)                                100        103
L-3 Communications Corp. Series B, 6.375%, 10/15/15                                              80         83
Polypore International, Inc. 144A 7.500%, 11/15/17(4)                                           500        527
RSC Equipment Rental, Inc. /RSC Holdings III LLC 144A 8.250%, 2/1/21(4)                         500        523
Valmont Industries, Inc. 6.625%, 4/20/20                                                        635        655
                                                                                                      --------
                                                                                                         6,249
                                                                                                      --------

INFORMATION TECHNOLOGY--4.7%
CommScope, Inc. 144A 8.250%, 1/15/19(4)                                                         500        525
Digicel Ltd. 144A 8.250%, 9/1/17(4)                                                             825        878
First Data Corp. 11.250%, 3/31/16                                                               855        856
Freescale Semiconductor, Inc. 8.875%, 12/15/14(9)                                               750        781
Lender Processing Services, Inc. 8.125%, 7/1/16                                               1,120      1,172
SunGard Data Systems, Inc. 10.250%, 8/15/15                                                     475        500
                                                                                                      --------
                                                                                                         4,712
                                                                                                      --------

MATERIALS--7.7%
AEP Industries, Inc. 7.875%, 3/15/13                                                          1,055      1,059
Ball Corp. 6.750%, 9/15/20                                                                      435        457
Boise Paper Holdings LLC / Boise Finance Co.
    9.000%, 11/1/17                                                                             345        385
    8.000%, 4/1/20                                                                              645        700
Cascades, Inc. 7.875%, 1/15/20                                                                  880        933
Celanese U.S. Holdings LLC 144A 6.625%, 10/15/18(4)                                             500        516
Freeport-McMoRan Copper & Gold, Inc. 8.375%, 4/1/17                                             615        679
Huntsman International LLC
    8.625%, 3/15/20                                                                             490        536
    144A 8.625%, 3/15/21(4)                                                                     490        536
JMC Steel Group, Inc. 144A 8.250%, 3/15/18 (4)                                                  100        103
Reynolds Group Holdings, Inc. / Reynolds Group Issuer LLC 144A 8.250%, 2/15/21(4)               825        821
Solutia, Inc. 7.875%, 3/15/20                                                                   920      1,003
                                                                                                      --------
                                                                                                         7,728
                                                                                                      --------

TELECOMMUNICATION SERVICES--14.5%
Cincinnati Bell, Inc. 8.750%, 3/15/18(9)                                                        875        830
Clearwire Communications LLC / Clearwire Finance, Inc. 144A 12.000%, 12/1/17(4)(9)              885        948
Crown Castle International Corp. 7.125%, 11/1/19                                                555        584
Frontier Communications Corp. 8.125%, 10/1/18                                                   585        633
GCI, Inc. 8.625%, 11/15/19                                                                    1,265      1,395
Global Crossing Ltd. 12.000%, 9/15/15                                                         1,175      1,345
ITC DeltaCom, Inc. 10.500%, 4/1/16                                                              845        936
MetroPCS Wireless, Inc. 6.625%, 11/15/20                                                        570        571
NII Capital Corp.
    8.875%, 12/15/19                                                                          1,715      1,895
    7.625%, 4/1/21                                                                               90         93
PAETEC Holding Corp. 144A 9.875%, 12/1/18(4)                                                  1,020      1,081
Poland Telecom Finance BV Series B 14.000%, 12/1/07(5)(7)(8)                                  4,942         62
Telcordia Technologies, Inc. 144A 11.000%, 5/1/18(4)                                          1,025      1,145
Virgin Media Finance plc 8.375%, 10/15/19                                                       695        785
West Corp. 144A 7.875%, 1/15/19 (4)                                                           1,000      1,021
Windstream Corp.
    8.125%, 9/1/18                                                                               95        102
    7.000%, 3/15/19                                                                             750        759
    7.750%, 10/15/20                                                                            250        258
                                                                                                      --------
                                                                                                        14,443
                                                                                                      --------

UTILITIES--3.6%
AmeriGas Partners LP/ AmeriGas Finance Corp. 6.500%, 5/20/21                                  1,055      1,084
Calpine Corp.
    144A 7.875%, 7/31/20(4)                                                                     245        261
    144A 7.500%, 2/15/21(4)                                                                     490        510
Ferrellgas Partners LP / Ferrellgas Partners Finance Corp.
    9.125%, 10/1/17                                                                             660        739
    8.625%, 6/15/20                                                                             218        238
NRG Energy, Inc. 7.375%, 1/15/17                                                                680        711
                                                                                                      --------
                                                                                                         3,543
                                                                                                      --------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $92,212)                                                                               92,534
                                                                                                      --------

LOAN AGREEMENTS(3)--4.0%

CONSUMER DISCRETIONARY--0.5%
Playboy Enterprises 8.250%, 3/6/17                                                              250        247
Transtar Industries, Inc. 10.250%, 12/21/17                                                     200        205
                                                                                                      --------
                                                                                                           452
                                                                                                      --------

CONSUMER STAPLES--1.0%
Roundy's Supermarkets, Inc. 10.000%, 4/16/16                                                  1,000      1,016
                                                                                                      --------

ENERGY--0.2%
Walter IEnergy, Inc. 0.000%, 2/3/18                                                             200        201
                                                                                                      --------

FINANCIALS--0.4%
American General (Springleaf) Financial Services 7.250%, 4/21/15                                410        411
                                                                                                      --------

        For information regarding the Key Investment Terms, see page 4.

                       See Notes to Financial Statements

                             VIRTUS HIGH YIELD FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

                                                                                           PAR
                                                                                          VALUE        VALUE
                                                                                       -----------   --------
INDUSTRIALS--1.0%
Vertrue LLC 5.310%, 8/16/14                                                            $     1,080   $    967
                                                                                                     --------

MATERIALS--0.5%
Rock Tenn 0.000%, 1/24/17                                                                      500        504
                                                                                                     --------

TELECOMMUNICATION SERVICES--0.4%
Level 3 Communications, Inc. Tranche A, 2.550%, 3/13/14                                        400        389
                                                                                                     --------
TOTAL LOAN AGREEMENTS
(IDENTIFIED COST $3,883)                                                                                3,940
                                                                                                     --------

                                                                                          SHARES
                                                                                       -----------
PREFERRED STOCK--0.9%

FINANCIALS--0.9%
GMAC Capital Trust I 8.125%                                                                 20,800        530
ING Capital Funding Trust IIl Series 9, 3.907%                                                 425        414
                                                                                                     --------
TOTAL PREFERRED STOCK
(IDENTIFIED COST $904)                                                                                    944
                                                                                                     --------

COMMON STOCKS--0.0%

INDUSTRIALS--0.0%
ACG Holdings, Inc.(2)(6)(7)                                                                     76          0
                                                                                                     --------
TOTAL COMMON STOCKS
(IDENTIFIED COST $358)                                                                                      0
                                                                                                     --------
TOTAL LONG-TERM INVESTMENTS--97.7%
(IDENTIFIED COST $97,357)                                                                              97,418
                                                                                                     --------

                                                                                          SHARES       VALUE
                                                                                       -----------   --------
SHORT-TERM INVESTMENTS--2.8%

MONEY MARKET MUTUAL FUNDS--2.8%
BlackRock Liquidity Funds TempFund Portfolio -- Institutional Shares
   (seven-day effective yield 0.150%)                                                    2,787,085   $  2,787
                                                                                                     --------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $2,787)                                                                                2,787
                                                                                                     --------

SECURITIES LENDING COLLATERAL--7.0%
BlackRock Institutional Money Market Trust
   (seven-day effective yield 0.252%)(10)                                                  471,951        472
BlackRock Liquidity Funds TempCash Portfolio -- Institutional Shares
   (seven-day effective yield 0.160%)(10)                                                6,528,710      6,529
                                                                                                     --------
TOTAL SECURITIES LENDING COLLATERAL
(IDENTIFIED COST $7,001)                                                                                7,001
                                                                                                     --------

TOTAL INVESTMENTS--107.5%
(IDENTIFIED COST $107,145)                                                                            107,206(1)

Other assets and liabilities, net--(7.5)%                                                              (7,467)
                                                                                                     --------
NET ASSETS--100.0%                                                                                   $ 99,739
                                                                                                     ========

FOOTNOTE LEGEND:

(1)   Federal Income Tax Information: For tax information at March 31, 2011, see
      Note 11, Federal Income Tax Information in the Notes to Financial Statements.

(2)   Non-income producing.

(3) Variable or step coupon security; interest rate shown reflects the rate in effect at March 31, 2011.

(4) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, these securities amounted to a value of $29,874 or 30.0% of net assets.

(5)   Illiquid security.

(6) Illiquid and restricted security. At March 31, 2011, this security amounted to a value of $62 or 0.0% of net assets. For acquisition information, see Note 7, "Illiquid and Restricted Securities" in the Notes to Financial Statements.

(7) Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.

(8)   Security in default.

(9)   All or a portion of security is on loan.

(10) Represents security purchased with cash collateral received for securities on loan.

(11) Security has a delayed delivery settlement date. (12) All or a portion segregated as collateral.


COUNTRY WEIGHTINGS+
-------------------------------------------------------------------------------------------------------------
United States (includes short-term investments and securities lending collateral)                          93%
Bermuda                                                                                                     2
Canada                                                                                                      1
Germany                                                                                                     1
Luxembourg                                                                                                  1
New Zealand                                                                                                 1
United Kingdom                                                                                              1
                                                                                                         ----
Total                                                                                                     100%
                                                                                                         ----

+     % of total investments as of March 31, 2011

The following table provides a summary of inputs used to value the Fund's investments as of March 31, 2011 (see Security Valuation Note 2A in the Notes to Financial Statements).

                                                                   Level 2 --      Level 3 --
                                      Total Value     Level 1 --   Significant    Significant
                                          at            Quoted      Observable   Unobservable
                                    March 31, 2011      Prices        Inputs         Inputs
                                    --------------    -----------  -----------   -------------
INVESTMENTS IN SECURITIES:
Debt Securities:
    Corporate Bonds                 $       92,534    $      --    $    91,988   $         546
    Loan Agreements                          3,940           --          3,940              --
Equity Securities:
    Common Stock(1)                             --           --             --               0
    Preferred Stock                            944           --            944              --
    Securities Lending Collateral            7,001        6,529            472              --
    Short-Term Investments                   2,787        2,787             --              --
                                    --------------    ---------    -----------   -------------
Total Investments                   $      107,206    $   9,316    $    97,344   $         546
                                    ==============    =========    ===========   =============

(1)   Level 3 Common Stock has a beginning and ending value of zero.

        For information regarding the Key Investment Terms, see page 4.

                       See Notes to Financial Statements

                             VIRTUS HIGH YIELD FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

The following is a reconciliation of assets of the Fund, for Level 3 investments for which significant unobservable inputs were used to determine fair value:

                                                                                              Corporate Bonds
                                                                                              ---------------
BALANCE AS OF SEPTEMBER 30, 2010:                                                             $         1,602
    Accrued discounts (premiums)(a)                                                                         2
    Realized gain (loss)(b)                                                                                --(e)
    Change in unrealized appreciation (depreciation)(b)                                                    40
    Net purchases (sales)(c)                                                                              (48)
    Transfers in and/or out of Level 3(d)                                                              (1,050)
                                                                                              ---------------
BALANCE AS OF MARCH 31, 2011:                                                                 $           546
                                                                                              ===============

(a)   Disclosed in the Statement of Operations under interest income.

(b) Disclosed in the Statement of Operations under Net realized and unrealized gain (loss) on investments.

(c)   Includes paydowns, if any.

(d) "Transfers in and/or out" represent the ending value as of March 31, 2011, for any investment security where a change in the pricing level occurred from the beginning to the end of the period. (e) Amount is less than $500.

        For information regarding the Key Investment Terms, see page 4.

                       See Notes to Financial Statements

                        VIRTUS INTERNATIONAL EQUITY FUND
                            SCHEDULE OF INVESTMENTS
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

                                                                                          SHARES       VALUE
                                                                                       -----------   --------
COMMON STOCKS--77.4%

CONSUMER DISCRETIONARY--4.9%
adidas AG (Germany)                                                                          2,120   $    134
British Sky Broadcasting Group plc (United Kingdom)                                         13,000        172
Casio Computer Co., Ltd. (Japan)                                                            19,700        156
Compass Group plc (United Kingdom)                                                           6,400         58
Reed Elsevier N.V. (Netherlands)                                                            21,400        275
Sumitomo Rubber Industries Ltd. (Japan)                                                     13,100        134
Swatch Group AG (The) (Switzerland)                                                            193         85
                                                                                                     --------
                                                                                                        1,014
                                                                                                     --------

CONSUMER STAPLES--10.4%
British American Tobacco plc (United Kingdom)                                                4,100        165
Colruyt SA (Belgium)                                                                         5,440        287
Foster's Group Ltd. (Australia)                                                             43,000        254
Nestle S.A. Registered Shares (Switzerland)(3)                                               9,310        534
President Chain Store Corp. (Taiwan)                                                        11,000         49
Swedish Match AB (Sweden)                                                                    4,940        164
Tesco plc (United Kingdom)                                                                  25,600        156
Unilever N.V. (Netherlands)                                                                  7,602        238
Woolworths Ltd. (Australia)                                                                 11,280        314
                                                                                                     --------
                                                                                                        2,161
                                                                                                     --------

ENERGY--8.8%
BP plc (United Kingdom)                                                                     22,000        160
CNOOC Ltd. (Hong Kong)                                                                      98,000        247
Royal Dutch Shell plc A Shares (United Kingdom)                                             10,490        381
Royal Dutch Shell plc B Shares (United Kingdom)                                              6,900        250
Straits Asia Resources Ltd. (Singapore)                                                     45,000         90
Total SA (France)                                                                            7,740        471
Woodside Petroleum Ltd. (Australia)                                                          4,770        231
                                                                                                     --------
                                                                                                        1,830
                                                                                                     --------

FINANCIALS--6.7%
Hang Seng Bank Ltd. (Hong Kong)                                                             19,000        307
Legal & General Group plc (United Kingdom)                                                  94,500        175
Malayan Banking Bhd (Malaysia)                                                              55,000        163
QBE Insurance Group Ltd. (Australia)                                                        16,250        297
Tokyu REIT, Inc. (Japan)                                                                        13         80
United Overseas Bank Ltd. (Singapore)                                                       10,200        152
Zurich Financial Services AG (Switzerland)                                                     830        232
                                                                                                     --------
                                                                                                        1,406
                                                                                                     --------

HEALTH CARE--8.4%
GlaxoSmithKline plc (United Kingdom)                                                        12,100        231
Novartis AG Registered Shares (Switzerland)                                                  7,720        419
Roche Holding AG (Switzerland)                                                               3,380        483
Sanofi-Aventis SA (France)                                                                   3,960        278
Teva Pharmaceutical Industries Ltd. (Israel)                                                 6,907        346
                                                                                                     --------
                                                                                                        1,757
                                                                                                     --------

INDUSTRIALS--8.2%
Asahi Holdings, Inc. (Japan)                                                                 3,300         67
Brambles Ltd. (Australia)                                                                   37,000        271
ComfortDelgro Corp., Ltd. (Singapore)                                                      131,000        162
Deutsche Post AG Registered Shares (Germany)                                                15,520        280
Legrand SA (France)                                                                          2,280         95
Makita Corp. (Japan)                                                                         4,300        200
Mitsubishi Electric Corp. (Japan)                                                           11,000        130
Panalpina Welttransport Holding AG Registered Shares (Switzerland)(2)                        1,040        130
PLUS Expressways Bhd (Malaysia)                                                            110,000        162
Rolls-Royce Group plc (United Kingdom)(2)                                                    9,500         94
Toyota Tsusho Corp. (Japan)                                                                  7,200        119
                                                                                                     --------
                                                                                                        1,710
                                                                                                     --------

INFORMATION TECHNOLOGY--8.0%
Advantech Co., Ltd (Taiwan)                                                                 42,000        130
ASM Pacific Technology Ltd. (Hong Kong)                                                     14,700        184
Keyence Corp. (Japan)                                                                          500        128
Media Tek, Inc. (Taiwan)                                                                     8,000         92
Nintendo Co., Ltd. (Japan)                                                                     500        135
Nippon Electric Glass Co., Ltd. (Japan)                                                      6,000         85
SAP AG (Germany)                                                                             6,210        380
Venture Corp., Ltd. (Singapore)                                                             13,000         99
VTech Holdings Ltd. (Hong Kong)                                                             19,000        216
Wincor Nixdorf AG (Germany)                                                                  2,702        219
                                                                                                     --------
                                                                                                        1,668
                                                                                                     --------

MATERIALS--6.1%
Air Liquide SA (France)                                                                      1,770        235
CRH plc (Ireland)                                                                            8,600        197
Fuchs Petrolub AG (Germany)                                                                  1,329        198
Givaudan SA Registered Shares (Switzerland)                                                    102        103
Lafarge Malayan Cement Bhd (Malaysia)                                                       65,100        159
Rio Tinto Ltd. (Australia)                                                                   1,630        143
Shin-Etsu Chemical Co., Ltd. (Japan)                                                         2,700        134
Syngenta AG Registered Shares (Switzerland)                                                    300         97
                                                                                                     --------
                                                                                                        1,266
                                                                                                     --------

TELECOMMUNICATION SERVICES--10.5%
Belgacom SA (Belgium)                                                                        4,930        191
Bezeq Israeli Telecommunication Corp., Ltd. (Israel)                                        55,276        164
Chunghwa Telecom Co., Ltd. (Taiwan)                                                         63,600        198
Koninklijke KPN N.V. (Netherlands)                                                          16,780        286
StarHub Ltd. (Singapore)                                                                    61,900        132
Telefonica S.A. (Spain)                                                                     12,900        323
Telekom Malaysia Bhd (Malaysia)                                                            122,000        163
Telenor ASA (Norway)                                                                         9,560        157
Telstra Corp., Ltd. (Australia)                                                             87,000        254
Vodafone Group plc (United Kingdom)                                                        111,000        314
                                                                                                     --------
                                                                                                        2,182
                                                                                                     --------

UTILITIES--5.4%
HongKong Electric Holdings Ltd. (Hong Kong)                                                 53,500        358
National Grid plc (United Kingdom)                                                          19,900        190
Scottish & Southern Energy plc (United Kingdom)                                              8,300        168
Snam Rete Gas S.p.A. (Italy)                                                                42,490        239
United Utilities Group plc (United Kingdom)                                                 18,400        174
                                                                                                     --------
                                                                                                        1,129
                                                                                                     --------

TOTAL COMMON STOCKS
(IDENTIFIED COST $15,110)                                                                              16,123
                                                                                                     --------
TOTAL LONG-TERM INVESTMENTS--77.4%
(IDENTIFIED COST $15,110)                                                                              16,123
                                                                                                     --------

SHORT-TERM INVESTMENTS--2.9%

MONEY MARKET MUTUAL FUNDS--2.9%
Dreyfus Cash Management Fund -- Institutional Shares
  (seven-day effective yield 0.110%)                                                       594,369        594
                                                                                                     --------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $594)                                                                                    594
                                                                                                     --------

TOTAL INVESTMENTS--80.3%
(IDENTIFIED COST $15,704)                                                                            $ 16,717(1)

Other assets and liabilities, net--19.7%                                                                4,110
                                                                                                     --------
NET ASSETS--100.0%                                                                                   $ 20,827
                                                                                                     ========

ABBREVIATION:

REIT  Real Estate Investment Trust

FOOTNOTE LEGEND:

(1)   Federal Income Tax Information: For tax information at March 31, 2011, see
      Note 11, Federal Income Tax Information in the Notes to Financial Statements.

(2)   Non-income producing.

(3)   All or a portion segregated as collateral.

        For information regarding the Key Investment Terms, see page 4.

                       See Notes to Financial Statements

                        VIRTUS INTERNATIONAL EQUITY FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

COUNTRY WEIGHTINGS+
-------------------------------------------------------------------------------------------------------------
United Kingdom                                                                                             16%
Switzerland                                                                                                13
Australia                                                                                                  11
Hong Kong                                                                                                   8
Japan                                                                                                       8
Germany                                                                                                     7
France                                                                                                      6
Other (includes short-term investments)                                                                    31
                                                                                                     --------
Total                                                                                                     100%
                                                                                                     --------

+     % of total investments as of March 31, 2011

At March 31, 2011, the Fund had entered into forward currency contracts as follows (reported in 000's):

                                                                                      Unrealized
 Contracts   In Exchange                                     Settlement              Appreciation
  to Sell        for                Counterparty                Date       Value    (Depreciation)
----------   -----------   -------------------------------   ----------   -------   --------------
AUD    470   USD     459   State Street Bank and Trust Co.     6/22/11    $   481   $          (22)
AUD    530   USD     515   State Street Bank and Trust Co.     6/22/11        543              (28)
AUD    720   USD     703   State Street Bank and Trust Co.     6/22/11        737              (34)
                                                                                    --------------
                                                                                    $          (84)
                                                                                    ==============

FOREIGN CURRENCY:

AUD   Australian Dollar

The following table provides a summary of inputs used to value the Fund's investments as of March 31, 2011 (see Security Valuation Note 2A in the Notes to Financial Statements).

                                                                  Level 2  -
                                      Total Value    Level 1 -   Significant
                                          at           Quoted     Observable
                                    March 31, 2011     Prices       Inputs
                                    --------------   ---------   -----------
INVESTMENTS IN SECURITIES:
Equity Securities:
    Common Stocks                   $       16,123   $  16,123   $        --
    Short-Term Investments                     594         594            --
                                    --------------   ---------   -----------
Total Investments                   $       16,717   $  16,717   $        --
                                    ==============   =========   ===========

Other Financial Instruments:
    Forward Currency Contracts(1)   $          (84)  $      --   $       (84)
                                    --------------   ---------   -----------
Total Liabilities                   $          (84)  $      --   $       (84)
                                    ==============   =========   ===========

(1)   Valued at the unrealized appreciation (depreciation) on the investment.

There are no Level 3 (significant unobservable inputs) priced securities.

        For information regarding the Key Investment Terms, see page 4.

                       See Notes to Financial Statements

                VIRTUS INTERNATIONAL REAL ESTATE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

                                              SHARES     VALUE
                                             ---------  -------
COMMON STOCKS--97.7%

AUSTRALIA--23.1%
BGP Holdings plc(2)(3)(4)                      588,920  $     0
CFS Retail Property Trust                      257,252      490
Commonwealth Property Office Fund              218,916      195
Dexus Property Group                           786,415      691
Goodman Group                                1,365,280      967
GPT Group                                      175,900      571
ING Office Fund                                339,950      218
Westfield Group                                224,673    2,171
Westfield Retail Trust                         486,173    1,317
                                                        -------
                                                          6,620
                                                        -------

CANADA--11.5%
Allied Properties Real Estate Investment
    Trust                                        3,015       68
Boardwalk Real Estate Investment Trust           1,983       98
Brookfield Properties Corp.                     48,950      866
Canadian Real Estate Investment Trust           14,820      530
Cominar Real Estate Investment Trust            13,740      322
First Capital Realty, Inc.                      23,185      384
RioCan Real Estate Investment Trust             39,650    1,041
                                                        -------
                                                          3,309
                                                        -------

FINLAND--0.3%
Citycon Oyj                                     18,266       84
                                                        -------
FRANCE--13.5%
Fonciere Des Regions                             2,050      218
Klepierre                                       23,074      937
Societe Immobiliere de
    Location Pour L'industrie
    Et Le Commerce                               3,387      475
Unibail-Rodamco                                 10,280    2,227
                                                        -------
                                                          3,857
                                                        -------

HONG KONG--10.4%
Champion Reit                                  880,576      511
Hongkong Land Holdings Ltd.                    210,100    1,471
Link (The)                                     315,441      987
                                                        -------
                                                          2,969
                                                        -------

ITALY--0.6%
Beni Stabili SpA                               154,257      160
                                                        -------
JAPAN--7.8%
AEON Mall Co., Ltd.                             35,430      760
Japan Prime Realty Investment Corp.                154      416
Japan Real Estate Investment Corp.                  56      530
Nippon Building Fund, Inc.                          54      526
                                                        -------
                                                          2,232
                                                        -------

NETHERLANDS--4.0%
Corio N.V.                                      11,290      790
Eurocommercial Properties N.V.                   7,072      350
                                                        -------
                                                          1,140
                                                        -------

NORWAY--1.3%
Norwegian Property ASA(2)                      198,500      364
                                                        -------
SINGAPORE--7.5%
Ascendas Real Estate Investment Trust(4)       308,200      484
CapitaCommercial Trust                         253,000      279
CapitaMall Trust                               244,650      365
Global Logistic Properties Ltd.(2)             272,500      404
Mapletree Logistics Trust                      878,544      631
                                                        -------
                                                          2,163
                                                        -------

SWEDEN--1.5%
Castellum AB                                    30,266      440
                                                        -------
SWITZERLAND--1.4%
PSP Swiss Property AG(2)                         4,741      391
                                                        -------
UNITED KINGDOM--14.8%
Big Yellow Group plc                            92,461      491
British Land Co. plc                            84,305      747
Derwent London plc                               8,546      225
Great Portland Estates plc                      27,618      171
Hammerson plc                                   72,909      523
Land Securities Group plc                       89,985    1,059
Safestore Holdings plc                         220,876      542
SEGRO plc                                       94,057      485
                                                        -------
                                                          4,243
                                                        -------

TOTAL COMMON STOCKS
(IDENTIFIED COST $20,928)                                27,972
                                                        -------
TOTAL LONG-TERM INVESTMENTS--97.7%
(IDENTIFIED COST $20,928)                                27,972
                                                        -------
SHORT-TERM INVESTMENTS--2.4%

MONEY MARKET MUTUAL FUNDS--2.4%
Dreyfus Cash Management
    Fund -- Institutional Shares
    (seven-day effective yield 0.110%)         694,878      695
                                                        -------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $695)                                      695
                                                        -------
TOTAL INVESTMENTS--100.1%
(IDENTIFIED COST $21,623)                                28,667(1)

Other assets and liabilities, net--(0.1)%                   (26)
                                                        -------
NET ASSETS--100.0%                                      $28,641
                                                        =======

ABBREVIATION:

REIT  Real Estate Investment Trust

FOOTNOTE LEGEND:

(1)   Federal Income Tax Information: For tax information at March 31, 2011, see
      Note 11, Federal Income Tax Information in the Notes to Financial Statements.

(2)   Non-income producing.

(3)   Illiquid security.

(4) Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a level 3 security in the disclosure table located after the Schedule of Investments.

COUNTRY WEIGHTINGS+
--------------------------------------------------
Australia                                       23%
United Kingdom                                  15
France                                          13
Canada                                          12
Hong Kong                                       10
Japan                                            8
Singapore                                        8
Other (includes short-term investments)         11
                                               ---
Total                                          100%
                                               ---

+     % of total investments as of March 31, 2011

         For information regarding the Key Investment Terms, see page 4.

                        See Notes to Financial Statements

                VIRTUS INTERNATIONAL REAL ESTATE SECURITIES FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund's investments as of March 31, 2011 (see Security Valuation Note 2A in the Notes to Financial Statements).

                                                          Level 3 --
                              Total Value    Level 1 --  Significant
                                  at           Quoted    Unobservable
                             March 31, 2011    Prices       Inputs
                             --------------  ----------  ------------
INVESTMENTS IN SECURITIES:
Equity Securities:
    Common Stocks            $       27,972  $   27,488  $        484
    Short-Term Investments              695         695            --
                             --------------  ----------  ------------
Total Investments            $       28,667  $   28,183  $        484
                             ==============  ==========  ============

There are no level 2 (significant observable inputs) priced securities.

The following is a reconciliation of assets of the Fund, for Level 3 investments for which significant unobservable inputs were used to determine fair value:

                                                                Common
                                                        Total    Stock   Rights
                                                       -------  ------  --------
BALANCE AS OF SEPTEMBER 30, 2010:                      $     1  $   --  $      1
    Accrued discounts (premiums)                            --      --        --
    Realized gain (loss)                                    --      --        --
    Change in unrealized appreciation (depreciation)        --      --        --
    Net purchases (sales)                                   (1)     --        (1)
    Transfers in and/or out of Level 3(1)                  484     484        --
                                                       -------  ------  --------
BALANCE AS OF MARCH 31, 2011:                          $   484  $  484  $     --
                                                       =======  ======  ========

(1) "Transfers in and/or out" represent the ending value as of March 31, 2011, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

        For information regarding the Key Investment Terms, see page 4.

                        See Notes to Financial Statements

                           VIRTUS MARKET NEUTRAL FUND
               SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

                                                      SHARES     VALUE
                                                     ---------  --------
COMMON STOCKS--100.5%

CONSUMER DISCRETIONARY--19.3%
Amazon.com, Inc.(2)(6)                                     980  $    177
Autoliv, Inc.(6)                                         2,810       209
Carnival Corp.                                           5,940       228
Daimler AG Registered Shares(2)                          4,670       330
Electrolux AB Series B                                  28,100       724
Esprit Holdings Ltd.                                    71,453       328
Ethan Allen Interiors, Inc.(6)                          17,910       392
Ford Motor Co.(2)                                       25,740       384
Great Wall Motor Co., Ltd.(5)                          178,500       330
Guess?, Inc.                                            20,330       800
Inchcape plc(2)                                         67,180       373
Jack in the Box, Inc.(2)                                15,430       350
Johnson Controls, Inc.(6)                                8,300       345
L'Occitane International SA(2)                          86,500       213
Limited Brands, Inc.                                    20,650       679
Liz Claiborne, Inc.(2)(6)                               70,360       379
LVMH Moet Hennessy Louis Vuitton S.A.                    2,130       337
Macy's, Inc.                                            32,940       799
Meritor, Inc.(2)                                        23,780       404
NetFlix, Inc.(2)(6)                                        840       199
Newell Rubbermaid, Inc.(6)                              17,960       344
Nordstrom, Inc.                                          9,420       423
OfficeMax, Inc.(2)(6)                                   70,460       912
Omnicom Group, Inc.                                      8,110       398
Pandora A/S(2)                                          12,924       660
Royal Caribbean Cruises Ltd.(2)                          4,610       190
Ryland Group, Inc. (The)                                14,620       232
Saks, Inc.(2)(6)                                        49,930       565
Sodexo                                                   4,550       332
Stanley Black & Decker, Inc.                             7,890       604
Staples, Inc.(6)                                        34,600       672
Toyoda Gosei Co., Ltd.                                  19,800       412
Walt Disney Co. (The)                                    8,320       358
Williams-Sonoma, Inc.(6)                                10,260       416
                                                                --------
                                                                  14,498
                                                                --------

CONSUMER STAPLES--17.1%
Amarin Corp. plc ADR                                    10,320        75
BJ's Wholesale Club, Inc.(2)(6)                         15,730       768
Carrefour S.A.                                           5,160       228
China Agri-Industries Holdings Ltd.                    589,000       660
Coca-Cola Amatil Ltd.                                   41,720       507
ConAgra Foods, Inc.                                     14,580       346
CVS Caremark Corp.                                       3,450       118
Energizer Holdings, Inc.(2)(6)                           7,500       534
Estee Lauder Cos., Inc. (The) Class A(6)                 3,440       332
Fomento Economico Mexicano
    S.A.B. de C.V. Sponsored ADR                        19,140     1,124
Kirin Brewery Co., Ltd.                                 30,000       394
Koninklijke Ahold N.V.                                  37,590       504
Kraft Foods, Inc. Class A                               17,690       555
Lorillard, Inc.                                          2,610       248
Metro AG                                                 4,860       332
Nestle S.A. Registered Shares                            9,500       545
PepsiCo, Inc.(6)                                        12,760       822
Philip Morris International, Inc.(6)                     5,980       393
Procter & Gamble Co. (The)(6)                           13,780       849
Toyo Suisan Kaisha Ltd.                                 20,000       434
Unilever N.V.                                           38,070     1,194
Unilever plc Sponsored ADR                              14,020       429
Walgreen Co.                                            25,890     1,039
Whole Foods Market, Inc.(6)                              6,360       419
                                                                --------
                                                                  12,849
                                                                --------

ENERGY--8.3%
AOC Holdings, Inc.(2)                                   37,100       249
Cabot Oil & Gas Corp.(6)                                14,000       742
China Coal Energy Co., Ltd.                            335,000       456
Ensco International plc Sponsored ADR                    6,600       382
Forest Oil Corp.(2)(6)                                  17,210       651
LUKOIL O.A.O Sponsored ADR(6)                            4,570       326
Occidental Petroleum Corp.                               4,060       424
PetroChina Co., Ltd. ADR                                 1,430       218
Pioneer Natural Resources Co.(6)                         5,980       609
QEP Resources, Inc.                                     10,630       431
Resolute Energy Corp.(2)                                18,490       335
Schlumberger Ltd.                                        4,670       436
Suncor Energy, Inc.                                      9,250       415
TGS Nopec Geophysical Co., ASA                          19,000       510
                                                                --------
                                                                   6,184
                                                                --------

FINANCIALS--12.9%
Ameriprise Financial, Inc.                               6,180       378
AON Corp.                                                7,270       385
Arch Capital Group Ltd.(2)(6)                            6,160       611
Charles Schwab Corp. (The)(6)                           30,582       551
E*Trade Financial Corp.(2)(6)                           21,680       339
Fidelity National Financial, Inc. Class A(6)            37,110       524
Fifth Third Bancorp                                     21,890       304
First American Financial Corp.(6)                       25,020       413
Hartford Financial Services Group, Inc. (The)(6)        20,070       541
Investment Technology Group, Inc.(2)(6)                 22,586       411
Janus Capital Group, Inc.                               48,950       610
Lincoln National Corp.(6)                                9,530       286
MFA Financial, Inc.(6)                                  53,010       435
MGIC Investment Corp.(2)                                54,480       484
Muenchener Rueckversicherungs-
    Gesellschaft AG Registered Shares                    2,600       409
Piper Jaffray Cos.(2)(6)                                 5,600       232
PrivateBancorp, Inc.                                    29,860       457
Resona Holdings, Inc.                                   41,000       195
SunTrust Banks, Inc.                                    10,430       301
TD Ameritrade Holding Corp.                             27,170       567
Torchmark Corp.                                          5,760       383
Willis Group Holdings plc                               10,710       432
Zions Bancorp                                           17,170       396
                                                                --------
                                                                   9,644
                                                                --------

HEALTH CARE--13.2%
Agilent Technologies, Inc.(2)                            3,010       135
Alexion Pharmaceuticals, Inc.(2)(6)                      2,960       292
Align Technology, Inc.(2)                               18,420       377
Allscripts-Misys Healthcare Solutions, Inc.(2)(6)       21,060       442
ArthroCare Corp.(2)                                      4,840       161
BioMarin Pharmaceutical, Inc.(2)                         3,950        99
Covidien plc(6)                                         11,810       613
Dendreon Corp.(2)(5)                                    18,390       688
Emergent Biosolutions, Inc.(2)(6)                       19,100       462
Global Bio-Chem Technology Group Co., Ltd.(2)        2,392,000       391
Hanger Orthopedic Group, Inc.(2)(6)                     14,640       381
HCA Holdings, Inc.(2)                                    5,080       172
Human Genome Sciences, Inc.(2)(5)(6)                     5,820       160
Incyte Corp., Ltd.(2)                                   10,850       172
InterMune, Inc.(2)                                       4,650       219
MAP Pharmaceuticals, Inc.(2)(6)                          5,680        78
McKesson Corp.                                           8,190       647
Mylan, Inc.(2)                                           6,680       151
Onyx Pharmaceuticals, Inc.(2)(6)                        10,360       365
PerkinElmer, Inc.(6)                                    14,770       388
Pfizer, Inc.(6)                                         10,720       218
Sanofi-Aventis SA                                        8,270       580
Sanofi-Aventis SA ADR                                    4,030       142
Smith & Nephew plc                                      44,730       505
St. Jude Medical, Inc.                                  21,520     1,103
Thermo Fisher Scientific, Inc.(2)(6)                     2,980       166
United Therapeutics Corp.(2)(6)                          1,270        85
UnitedHealth Group, Inc.                                 2,710       123
Universal Health Services, Inc. Class B(6)               3,040       150
Vertex Pharmaceuticals, Inc.(2)                          1,920        92
Warner Chilcott plc Class A                              5,860       136
Watson Pharmaceuticals, Inc.(2)                          2,120       119
Zimmer Holdings, Inc.(2)(6)                              1,850       112
                                                                --------
                                                                   9,924
                                                                --------

INDUSTRIALS--8.4%
Adecco SA Registered Shares                              9,140       601
BAE Systems plc                                         90,833       473
Dover Corp.                                              6,270       412
Finmeccanica S.p.A                                      14,270       180
FTI Consulting, Inc.(2)(6)                               9,020       346
ICF International, Inc.(2)                              16,160       332
IDEX Corp.(6)                                            6,060       265
Kennametal, Inc.(6)                                     17,690       690
Lennox International, Inc.                               7,170       377
Roper Industries, Inc.                                   3,670       317
RSC Holdings, Inc.(2)                                   27,410       394
Shaw Group, Inc. (The)(2)                                5,350       189
Spirit Aerosystems Holdings, Inc. Class A(2)            17,400       447
SPX Corp.                                                5,970       474

        For information regarding the Key Investment Terms, see page 4.

                        See Notes to Financial Statements

                           VIRTUS MARKET NEUTRAL FUND
         SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

                                                           SHARES     VALUE
                                                         ----------  --------
INDUSTRIALS--CONTINUED
TrueBlue, Inc.(2)                                            26,500  $    445
United Technologies Corp.                                     4,140       350
                                                                     --------
                                                                        6,292
                                                                     --------

INFORMATION TECHNOLOGY--13.6%
Akamai Technologies, Inc.(2)(6)                               3,220       122
Alcatel-Lucent S.A. Sponsored ADR(2)                        157,080       913
Apple, Inc.(2)(6)                                               490       171
AU Optronics Corp. Sponsored ADR(2)                          46,260       406
Autodesk, Inc.(2)                                             9,940       438
BMC Software, Inc.(2)(6)                                     10,740       534
Cognizant Technology Solutions Corp. Class A(2)               5,280       430
Corning, Inc.(6)                                             18,910       390
DealerTrack Holdings, Inc.(2)(6)                             15,560       357
Electronic Arts, Inc.(2)                                     20,990       410
Harris Corp.                                                  6,090       302
Informatica Corp.(2)(6)                                       3,580       187
International Business Machines Corp.                         1,390       227
Jabil Circuit, Inc.                                          14,640       299
Microsemi Corp.(2)(6)                                        21,490       445
Motorola Mobility Holdings, Inc.(2)                           9,887       241
NetApp, Inc.(2)                                              17,450       841
QUALCOMM, Inc.                                               12,350       677
Quest Software, Inc.(2)(6)                                    7,580       192
Ricoh Co. Ltd.                                               38,000       446
Rovi Corp.(2)(6)                                              4,690       252
Sanmina-SCI Corp.(2)                                         19,820       222
Siliconware Precision Industries Co.
     Sponsored ADR(6)                                        87,340       528
Synopsys, Inc.(2)(6)                                         16,190       448
Teradata Corp.(2)(6)                                         14,750       748
                                                                     --------
                                                                       10,226
                                                                     --------

MATERIALS--4.0%
Alcoa, Inc.(6)                                               24,010       424
AngloGold Ashanti Ltd. Sponsored ADR                          8,150       391
Atlas Iron Ltd.(2)                                          118,100       456
Impala Platinum Holdings Ltd. Sponsored ADR(6)               10,800       310
Mitsubishi Chemical Holdings Corp.                           63,000       396
Mongolian Mining Corp.(2)(5)                                171,000       218
Tokyo Ohka Kogyo Co., Ltd.                                   17,090       352
United States Steel Corp.                                     7,950       429
                                                                     --------
                                                                        2,976
                                                                     --------

TELECOMMUNICATION SERVICES--1.6%
Frontier Communications Corp.(6)                             62,030       510
MTN Group Ltd. Sponsored ADR                                 17,140       348
Telefonica Moviles S.A.(2)(4)(5)                              1,400         0
VimpelCom Ltd.                                               25,370       358
                                                                     --------
                                                                        1,216
                                                                     --------

UTILITIES--2.1%
Companhia Paranaense de Energia ADR(6)                       16,460       457
E.ON AG                                                      10,140       310
Enel S.p.A.                                                  26,500       167
GDF Suez                                                      3,890       159
Great Plains Energy, Inc.(6)                                 22,240       445
                                                                     --------
                                                                        1,538
                                                                     --------

TOTAL COMMON STOCKS
(IDENTIFIED COST $64,361)                                              75,347
                                                                     --------
TOTAL LONG-TERM INVESTMENTS--100.5%
(IDENTIFIED COST $64,361)                                              75,347
                                                                     --------

SHORT-TERM INVESTMENTS--0.8%

MONEY MARKET MUTUAL FUNDS--0.8%
Dreyfus Cash Management
    Fund -- Institutional Shares
    (seven-day effective yield 0.110%)                      620,748       621
                                                                     --------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $621)                                                    621
                                                                     --------

TOTAL INVESTMENTS--101.3%
(IDENTIFIED COST $64,982)                                              75,968(1)

SECURITIES SOLD SHORT--(99.1)%
(PROCEEDS ($66,811))                                                  (74,351)

Other assets and liabilities, net--97.8%                               73,375
                                                                     --------
NET ASSETS--100.0%                                                   $ 74,992
                                                                     ========

SECURITIES SOLD SHORT--99.1%

COMMON STOCKS SOLD SHORT--(99.1)%

CONSUMER DISCRETIONARY--(18.0)%
Advance Auto Parts, Inc.                                     (5,960)     (391)
Bayerische Motoren Werke AG                                  (3,930)     (327)
Carpetright plc                                             (62,370)     (681)
Chipotle Mexican Grill, Inc. Class A                           (920)     (251)
Compass Group plc                                           (35,370)     (318)
Darden Restaurants, Inc.                                     (8,140)     (400)
Dollar General Corp.                                        (20,210)     (634)
Dollar Tree, Inc.                                           (20,590)   (1,143)
Gap, Inc. (The)                                             (16,690)     (378)
Garmin Ltd.                                                  (6,440)     (218)
Genuine Parts Co.                                           (10,390)     (557)
Great Wall Motor Co., Ltd.                                 (178,500)     (330)
Hermes International                                         (2,400)     (526)
Husqvarna AB Class B                                       (107,260)     (919)
Li & Fung Ltd.                                              (60,000)     (307)
Li Ning Co., Ltd.                                          (152,500)     (257)
LKQ Corp.                                                   (31,829)     (767)
McDonald's Corp.                                            (10,320)     (785)
NGK Spark Plug Co., Ltd.                                    (29,000)     (396)
NIKE, Inc. Class B                                           (9,620)     (728)
O'Reilly Automotive, Inc.                                   (12,610)     (725)
Panera Bread Co. Class A                                     (4,650)     (591)
Penney (J.C.) Co., Inc.                                     (10,000)     (359)
Polo Ralph Lauren Corp.                                      (5,950)     (736)
Thomson Reuters Corp.                                        (8,700)     (342)
Warnaco Group, Inc. (The)                                    (7,840)     (448)
                                                                     --------
                                                                      (13,514)
                                                                     --------

CONSUMER STAPLES--(15.7)%
Altria Group, Inc.                                          (25,770)     (671)
Asahi Breweries Ltd.                                        (25,800)     (429)
Casino Guichard Perrachon S.A.                               (2,580)     (244)
Church & Dwight Co., Inc.                                    (4,050)     (321)
Coca-Cola Co. (The)                                          (6,250)     (415)
Constellation Brands, Inc. Class A                          (19,320)     (392)
Flowers Foods, Inc.                                         (39,840)   (1,085)
General Mills, Inc.                                         (10,820)     (396)
Heinz (H.J.) Co.                                            (17,420)     (850)
Hormel Foods Corp.                                          (36,930)   (1,028)
J & J Snack Foods Corp.                                      (7,060)     (332)
Kimberly-Clark de Mexico S.A.B. de C.V.                     (18,360)     (569)
L'Oreal SA                                                   (6,250)     (728)
Lindt & Spruengli AG                                           (310)     (895)
Metcash Ltd.                                                (68,620)     (295)
Pernod-Ricard SA                                             (7,497)     (700)
Seven & I Holdings Co., Ltd.                                (19,200)     (490)
Smucker (J.M.) Co. (The)                                     (5,686)     (406)
Tingyi Cayman Islands Holding Corp.                        (256,000)     (626)
Wal-Mart de Mexico S.A.B de C.V. Sponsored ADR              (19,200)     (574)
Woolworths Ltd.                                             (10,710)     (298)
                                                                     --------
                                                                      (11,744)
                                                                     --------

ENERGY--(7.8)%
AMEC plc                                                    (28,700)     (549)
Barrett (Bill) Corp.                                        (10,780)     (430)
BP plc                                                      (26,720)     (195)
Cenovus Energy, Inc.                                        (10,980)     (432)
Chevron Corp.                                                (8,010)     (861)
CNOOC Ltd. ADR                                                 (780)     (197)
Concho Resources, Inc.                                       (7,170)     (769)
Petrohawk Energy Corp.                                      (22,680)     (557)
Range Resources Corp.                                        (9,760)     (571)
Reliance Industries Ltd. GDR 144A(3)                         (7,380)     (347)
Seadrill Ltd.                                               (11,830)     (427)
Yanzhou Coal Mining Co., Ltd.                              (136,000)     (495)
                                                                     --------
                                                                       (5,830)
                                                                     --------

FINANCIALS--(12.0)%
Allstate Corp. (The)                                        (11,360)     (361)
Brown & Brown, Inc.                                         (16,440)     (424)
Cohen & Steers, Inc.                                        (12,810)     (380)
Eaton Vance Corp.                                           (28,710)     (926)
Federated Investors, Inc. Class B                           (16,530)     (442)
FirstMerit Corp.                                            (15,030)     (257)
Goldman Sachs Group, Inc. (The)                              (1,930)     (306)
Hannover Rueckversicherung AG Registered Shares              (8,480)     (463)
KeyCorp                                                     (33,830)     (300)
Legg Mason, Inc.                                            (23,230)     (838)
Northern Trust Corp.                                         (7,170)     (364)
Primerica, Inc.                                             (11,640)     (297)
Progressive Corp. (The)                                     (18,260)     (386)
Prosperity Bancshares, Inc.                                 (19,950)     (853)
Trustmark Corp.                                             (11,210)     (263)
Valley National Bancorp                                     (42,058)     (587)

        For information regarding the Key Investment Terms, see page 4.

                        See Notes to Financial Statements

                           VIRTUS MARKET NEUTRAL FUND
         SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

                                                        SHARES       VALUE
                                                      ----------   ---------
FINANCIALS--CONTINUED
Waddell & Reed Financial, Inc. Class A                   (11,490)  $    (467)
Washington Federal, Inc.                                 (13,100)       (227)
Westamerica Bancorp                                      (17,190)       (883)
                                                                   ---------
                                                                      (9,024)
                                                                   ---------

HEALTH CARE--(14.2)%
Ansell Ltd.                                              (30,510)       (427)
AstraZeneca plc Sponsored ADR                            (17,670)       (815)
Auxilium Pharmaceuticals, Inc.                            (5,220)       (112)
Bard (C.R.), Inc.                                         (3,100)       (308)
Becton, Dickinson & Co.                                   (6,470)       (515)
Biogen Idec, Inc.                                        (13,620)     (1,000)
CareFusion Corp.                                          (7,900)       (223)
Charles River Laboratories International, Inc.            (2,920)       (112)
Conceptus, Inc.                                           (8,660)       (125)
Covance, Inc.                                            (13,410)       (734)
DENTSPLY International, Inc.                             (17,310)       (640)
Eisai Co., Ltd.                                          (17,350)       (622)
Eli Lilly & Co.                                          (33,760)     (1,187)
Gen-Probe, Inc.                                           (1,230)        (82)
Genomic Health Inc                                       (15,420)       (379)
H Lundbeck A/S                                           (15,910)       (369)
Haemonetics Corp.                                         (5,890)       (386)
IDEXX Laboratories, Inc.                                  (3,720)       (287)
Integra LifeSciences Holdings Corp.                       (9,720)       (461)
Intuitive Surgical, Inc.                                  (1,110)       (370)
Johnson & Johnson                                         (3,070)       (182)
Life Technologies Corp.                                   (2,120)       (111)
Masimo Corp.                                              (8,750)       (290)
Neogen Corp.                                              (9,410)       (389)
Owens & Minor, Inc.                                       (9,300)       (302)
Regeneron Pharmaceuticals, Inc.                           (4,320)       (194)
                                                                   ---------
                                                                     (10,622)
                                                                   ---------

INDUSTRIALS--(9.0)%
AMR Corp.                                                (28,900)       (187)
Babcock & Wilcox Co. (The)                                (5,640)       (188)
BE Aerospace, Inc.                                       (13,480)       (479)
Donaldson Co., Inc.                                      (18,400)     (1,128)
Esterline Technologies Corp.                              (2,680)       (189)
GATX Corp.                                               (24,250)       (937)
Lockheed Martin Corp.                                     (9,590)       (771)
Rollins, Inc.                                            (19,230)       (390)
Rolls-Royce Group plc                                    (84,346)       (838)
Stericycle, Inc.                                          (1,400)       (124)
U.S. Airways Group, Inc.                                 (25,790)       (225)
UniFirst Corp.                                            (7,730)       (410)
United Rentals, Inc.                                     (17,640)       (587)
Watsco, Inc.                                              (4,860)       (339)
                                                                   ---------
                                                                      (6,792)
                                                                   ---------

INFORMATION TECHNOLOGY--(13.6)%
Acme Packet, Inc.                                         (6,080)       (432)
Adobe Systems, Inc.                                       (9,760)       (324)
Advanced Semiconductor Engineering, Inc. ADR            (116,534)       (639)
Altera Corp.                                              (8,410)       (370)
ANSYS, Inc.                                              (12,090)       (655)
CACI International, Inc. Class A                          (5,710)       (350)
Canon, Inc.                                              (11,100)       (483)
F5 Networks, Inc.                                         (3,660)       (375)
Finisar Corp.                                            (28,100)       (691)
Intel Corp.                                              (32,840)       (662)
JDS Uniphase Corp.                                       (25,460)       (531)
LG Display Co., Ltd. ADR                                 (24,970)       (393)
National Semiconductor Corp.                             (10,270)       (147)
Neopost SA                                                (6,897)       (604)
Nokia Oyj Sponsored ADR                                 (112,920)       (961)
Research In Motion Ltd.                                  (15,340)       (868)
Telefonaktiebolaget LM Ericsson Sponsored ADR            (37,130)       (478)
Texas Instruments, Inc.                                   (4,680)       (162)
VMware, Inc. Class A                                      (5,190)       (423)
Xilinx, Inc.                                              (6,900)       (226)
Zebra Technologies Corp. Class A                         (10,610)       (416)
                                                                   ---------
                                                                     (10,190)
                                                                   ---------

MATERIALS--(4.8)%
Aluminum Corp. of China Ltd.                            (256,000)       (244)
Anglo Platinum Ltd. ADR                                  (23,400)       (398)
Gold Fields Ltd.                                         (22,300)       (389)
Greif, Inc. Class A                                      (12,430)       (813)
Martin Marietta Materials, Inc.                           (4,930)       (442)
OJI Paper Co., Ltd.                                      (88,980)       (423)
OZ Minerals Ltd.                                        (267,320)       (441)
Shin-Etsu Chemical Co., Ltd.                              (7,600)       (378)
Sigma-Aldrich Corp.                                       (1,700)       (108)
                                                                   ---------
                                                                      (3,636)
                                                                   ---------

TELECOMMUNICATION SERVICES--(1.7)%
Indosat Tbk PT ADR                                       (10,010)       (303)
Mobile TeleSystems OJSC Sponsored ADR                    (14,690)       (312)
    tw telecom, inc.                                     (33,450)       (642)
                                                                   ---------
                                                                      (1,257)
                                                                   ---------

UTILITIES--(2.3)%
Centrica plc                                             (58,520)       (305)
DPL, Inc.                                                (16,430)       (450)
Exelon Corp.                                              (9,190)       (379)
RWE AG                                                    (4,670)       (298)
Tractebel Energia SA Sponsored ADR                       (18,960)       (310)
                                                                   ---------
                                                                      (1,742)
                                                                   ---------

TOTAL COMMON STOCKS SOLD SHORT--(99.1)%
(PROCEEDS ($66,811))                                                 (74,351)
                                                                   ---------

TOTAL SECURITIES SOLD SHORT--(99.1)%
(PROCEEDS ($66,811))                                                 (74,351)(1)
                                                                   ---------

ABBREVIATIONS:

ADR   American Depositary Receipt

GDR   Global Depositary Receipt

FOOTNOTE LEGEND:

(1)   Federal Income Tax Information: For tax information at March 31, 2011, see
      Note 11, Federal Income Tax Information in the Notes to Financial Statements.

(2)   Non-income producing.

(3) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, these securities amounted to a value of $(347) or -0.5% of net assets.

(4)   Illiquid security.

(5) Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.

(6)   All or a portion segregated as collateral.

COUNTRY WEIGHTINGS -- LONG POSITIONS+
------------------------------------------------------
United States (includes short-term investments)     68%
Japan                                                4
France                                               3
United Kingdom                                       3
China                                                2
Germany                                              2
Netherlands                                          2
Other                                               16
                                                  ----
Total                                              100%
                                                  ----

+     % of total investments as of March 31, 2011

COUNTRY WEIGHTINGS -- SHORT POSITIONS+
------------------------------------------------------
United States                                       67%
United Kingdom                                       5
France                                               4
Japan                                                4
Australia                                            2
Canada                                               2
Sweden                                               2
Other                                               14
                                                  ----
Total                                              100%
                                                  ----

+     % of total investments as of March 31, 2011

        For information regarding the Key Investment Terms, see page 4.

                        See Notes to Financial Statements

                           VIRTUS MARKET NEUTRAL FUND
         SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund's investments as of March 31, 2011 (see Security Valuation Note 2A in the Notes to Financial Statements).

                                                              Level 3 --
                                Total Value     Level 1 --   Significant
                                     at           Quoted     Unobservable
                               March 31, 2011     Prices       Inputs
                               --------------   ----------   ------------
INVESTMENTS IN SECURITIES:
Equity Securities:
    Common Stocks(1)           $       75,347   $   75,347   $          0
    Short-Term Investments                621          621             --
                               --------------   ----------   ------------
Total Investments              $       75,968   $   75,968   $          0(1)
                               ==============   ==========   ============
Liabilities:
    Common Stocks Sold Short   $      (74,351)  $  (74,351)  $         --
                               ==============   ==========   ============

(1) Level 3 Common Stock valued at zero at the beginning and end of the period.

There are no Level 2 (significant observable inputs) priced securities.

        For information regarding the Key Investment Terms, see page 4.

                        See Notes to Financial Statements

                     VIRTUS MULTI-SECTOR FIXED INCOME FUND
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

                                                          PAR
                                                         VALUE          VALUE
                                                       ----------      --------
MUNICIPAL BONDS--0.6%

KENTUCKY--0.2%
State of Kentucky General Fund Taxable
    3.165%, 4/1/18                                     $      505      $    490
                                                                       --------

MASSACHUSETTS--0.2%
State Development Finance Agency Harvard University
    Series B-1, 5.000%, 10/15/40                              525           531
                                                                       --------

MICHIGAN--0.1%
Tobacco Settlement Finance Authority Taxable Series
    06-A, 7.309%, 6/1/34                                      165           117
                                                                       --------

VIRGINIA--0.1%
Tobacco Settlement Financing Corp. Taxable
    Series 07-A1, 6.706%, 6/1/46                              345           217
                                                                       --------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $1,517)                                                  1,355
                                                                       --------

FOREIGN GOVERNMENT SECURITIES--12.7%
Bolivarian Republic of Venezuela
    8.500%, 10/8/14                                           560           513
    RegS 5.750%, 2/26/16(5)                                 1,165           868
    7.650%, 4/21/25                                         1,000           612
    9.250%, 9/15/27                                         1,035           768
    9.375%, 1/13/34                                           950           651
Bundesobligation Series 154,
    2.250%, 4/11/14                                           675 EUR       962
Commonwealth of Australia Series 123,
    5.750%, 4/15/12                                         2,912 AUD     3,041
Commonwealth of Canada
    2.000%, 9/1/12                                          1,644 CAD     1,705
Commonwealth of New Zealand Series 1111, 6.000%,
    11/15/11                                                  510 NZD       397
    Series 413,
    6.500%, 4/15/13                                           677 NZD       547
    6.000%, 4/15/15                                           855 NZD       692
Federative Republic of Brazil
    12.500%, 1/5/22                                         1,125 BRL       803
    10.250%, 1/10/28                                        2,530 BRL     1,550
Kingdom of Norway
    Series 469,
    6.000%, 5/16/11                                         5,690 NOK     1,033
    Series 470,
    6.500%, 5/15/13                                         7,663 NOK     1,488
Kingdom of Sweden Series 1046,
    5.500%, 10/8/12                                         6,550 SEK     1,086
Republic of Argentina Series GDP,
    10.875%, 1/26/21                                          500           466
    PIK Interest Capitalization
    8.280%, 12/31/33                                        3,708         3,324
    Series GDP 0.000%,
    12/15/35(3)                                             1,740           290
Republic of Colombia
    12.000%, 10/22/15                                     925,000 COP       633
    6.125%, 1/18/41                                         1,000         1,025
Republic of Hungary
    6.375%, 3/29/21                                           140           140
Republic of Indonesia
    Series FR-23,
    11.000%, 12/15/12                                   6,200,000 IDR       765
Republic of Korea
    Series 1112,
    4.750%, 12/10/11                                    1,427,500 KRW     1,313
Republic of Lithuania 144A
    7.375%, 2/11/20(4)                                        500           557
Republic of Poland
    Series 0414,
    5.750%, 4/25/14                                         4,405 PLZ     1,569
Republic of South Africa
    Series R-201,
    8.750%, 12/21/14                                        5,285 ZAR       814
Republic of Turkey
    0.000%, 4/25/12                                           880 TRY       521
    6.750%, 5/30/40                                           500           521
                                                                       --------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $25,751)                                                28,654
                                                                       --------

MORTGAGE-BACKED SECURITIES--13.1%

NON-AGENCY--13.1%
American Tower Trust
    07-1A, C 144A
    5.615%, 4/15/37(4)                                        750           793
Americold LLC Trust
    10-ARTA, B 144A
    6.031%, 1/14/29(4)                                        900           959
Banc of America Commercial Mortgage, Inc. 07-1,
    AMFX 5.482%, 1/15/49(3)                                   900           891
Bear Stearns Commercial Mortgage Securities, Inc.
    06-PW12,
    A4 5.723%, 9/11/38(3)                                     790           867
    06-PW12,
    AM 5.762%, 9/11/38(3)                                     650           670
    06-PW14,
    A4 5.201%, 12/11/38                                       350           369
    05-PW10,
    A4 5.405%, 12/11/40(3)                                    225           241
    05-PW10,
    AM 5.449%, 12/11/40(3)                                    725           747
    07-T28,
    A4 5.742%, 9/11/42(3)                                     800           869
    07-PW18,
    A4 5.700%, 6/13/50                                        750           799
    07-PW18,
    AM 6.084%, 6/13/50(3)                                     725           729
Citigroup/Deutsche Bank Commercial Mortgage Trust
    05-CD1,
    AM 5.222%, 7/15/44(3)                                     610           645
    07-CD4,
    A4 5.322%, 12/11/49                                       475           499
Credit Suisse First Boston Mortgage Securities Corp.
    04-C5,
    A3 4.499%, 11/15/37                                       825           834
Credit Suisse Mortgage Capital Certificates 06-C1,
    A3 5.441%, 2/15/39(3)                                     650           681
Extended Stay America Trust
    10-ESHA, D 144A
    5.498%, 11/5/27(4)                                        355           359
GE Capital Commercial Mortgage Corp. 03-C1,
    C 4.975%, 1/10/38(3)                                      595           617
GMAC Commercial Mortgage Securities, Inc. 04-C2, A3
    5.134%, 8/10/38                                           450           471
JPMorgan Chase Commercial Mortgage Securities Corp.
    10-CNTR, A2 144A
    4.311%, 8/5/32(4)                                         300           288
    05-LDP2, AM
    4.780%, 7/15/42                                           775           804
    06-CB17, AM
    5.464%, 12/12/43                                          600           604
    05-LDP5, AM
    5.244%, 12/15/44(3)                                       950           995
    06-LDP7, AM
    5.863%, 4/15/45(3)                                      1,000         1,033
    06-LDP9, A3
    5.336%, 5/15/47                                           700           733
    07-LD12, A4
    5.882%, 2/15/51                                           750           803
Lehman Brothers-UBS Commercial Mortgage Trust
    07-C2, A3
    5.430%, 2/15/40                                         1,100         1,159
    07-C2, H 144A
    6.010%, 2/15/40(3)(4)                                     850           119
    05-C3, AM
    4.794%, 7/15/40                                           350           365
    07-C6, A4
    5.858%, 7/15/40(3)                                        700           745
    07-C7, A3
    5.866%, 9/15/45(3)                                        600           642
Lehman Brothers Commercial Conduit Mortgage Trust 07-C3,
    A4 5.928%, 7/15/44(3)                                     500           535
Merrill Lynch Mortgage
    Trust 06-C1, AM
    5.669%, 5/12/39(3)                                        715           742
Merrill Lynch-Countrywide Commercial Mortgage
    Trust 06-4, A3
    5.172%, 12/12/49(3)                                       650           682
Morgan Stanley Capital I 05-HQ5, A3
    5.007%, 1/14/42                                           187           190
    06-IQ12, A4
    5.332%, 12/15/43                                        1,300         1,372
    07-IQ14, A4
    5.692%, 4/15/49(3)                                        820           864

        For information regarding the Key Investment Terms, see page 4.

                        See Notes to Financial Statements

                     VIRTUS MULTI-SECTOR FIXED INCOME FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

                                                            PAR
                                                           VALUE        VALUE
                                                          -------      --------
NON-AGENCY--CONTINUED
Salomon Brothers Mortgage
    Securities VII, Inc. 01-C1,
    D 6.831%, 12/18/35(3)                                 $   650      $    649
Timberstar Trust 06-1A,
    C 144A
    5.884%, 10/15/36(4)                                     1,000         1,037
Wachovia Bank Commercial Mortgage Trust
    04-C12, A4
    5.308%, 7/15/41(3)                                        450           483
    07-C30, A5
    5.342%, 12/15/43                                          410           425
    06-C29, A4
    5.308%, 11/15/48                                        1,000         1,071
    07-C33, A4
    5.900%, 2/15/51(3)                                        550           589
Wells Fargo Mortgage Backed Securities
    Trust 07-16, 1A7
    6.000%, 12/28/37                                          556           502
                                                                       --------
TOTAL MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $26,729)                                                29,471
                                                                       --------

ASSET-BACKED SECURITIES--1.2%
Bombardier Capital Mortgage Securitization Corp. 99-A,
    A3 5.980%, 1/15/18(3)                                     677           593
Conseco Finance Securitizations Corp. 01-3,
    A4 6.910%, 5/1/33(3)                                      624           647
Harley-Davidson Motorcycle
    Trust 07-2, C
    5.410%, 8/15/15                                           565           581
IndyMac Manufactured Housing Contract 98-1,
    A3 6.370%, 9/25/28                                        476           396
Popular ABS Mortgage Pass-Through Trust 05-5,
    AF3 5.086%, 11/25/35(3)                                   385           382
                                                                       --------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $2,614)                                                  2,599
                                                                       --------

CORPORATE BONDS AND NOTES--51.9%

CONSUMER DISCRETIONARY--7.5%
American Axle & Manufacturing Holdings, Inc.
    144A 9.250%, 1/15/17(4)                                   350           390
Ameristar Casinos, Inc.
    144A 7.500%, 4/15/21(4)                                   575           570
Arcos Dorados B.V.
    144A 7.500%, 10/1/19(4)                                   375           405
Boyd Gaming Corp.
    144A 9.125%, 12/1/18(4)                                   215           223
Caesar's Entertainment Operating Co., Inc.
    11.250%, 6/1/17                                           425           485
    144A 12.750%, 4/15/18(4)                                   90            91
    10.000%, 12/15/18                                         225           206
Cengage Learning Acquisitions, Inc. 144A
    10.500%, 1/15/15(4)                                       400           410
Cequel Communications Holdings I LLC / Cequel
    Capital Corp. 144A
    8.625%, 11/15/17(4)                                       170           178
Citadel Broadcasting Corp.
    144A 7.750%, 12/15/18(4)                                  105           114
CityCenter Holdings LLC / CityCenter Finance Corp.
    144A 7.625%, 1/15/16(4)                                   189           196
Clear Channel Communications, Inc.
    144A 9.000%, 3/1/21(4)                                    500           501
Dana Holding Corp.
    6.500%, 2/15/19                                            70            70
DigitalGlobe, Inc.
    10.500%, 5/1/14                                            65            74
Dunkin Finance Corp.
    144A 9.625%, 12/1/18(4)                                   418           428
Gateway Casinos & Entertainment Ltd. 144A
    8.875%, 11/15/17(4)                                       200 CAD       217
HOA Restaurant Group LLC / HOA Finance Corp.
    144A 11.250%, 4/1/17(4)                                   250           256
Hyatt Hotels Corp.
    144A 5.750%, 8/15/15(4)                                   100           104
International Game Technology
    7.500%, 6/15/19                                           580           658
inVentiv Health, Inc.
    144A 10.000%, 8/15/18(4)                                  400           417
Isle of Capri Casinos,
    Inc. 7.000%, 3/1/14                                       400           399
Landry's Holdings, Inc.
    144A 11.500%, 6/1/14(4)                                   275           274
Landry's Restaurants,
    Inc. 11.625%, 12/1/15                                     245           265
Libbey Glass, Inc.
    10.000%, 2/15/15                                           45            49
Marina District Finance Co.,
    Inc. 144A
    9.500%, 10/15/15(4)                                       325           342
McJunkin Red Man Corp.
    144A 9.500%, 12/15/16(4)                                  360           366
Mediacom LLC/Mediacom Capital Corp.
    9.125%, 8/15/19                                           750           806
MGM Resorts International, Inc.
    7.625%, 1/15/17                                           400           380
    11.125%, 11/15/17                                         225           259
Mobile Mini, Inc.
    6.875%, 5/1/15                                            350           362
NCLCorp., Ltd.
    11.750%, 11/15/16                                         500           580
Needle Merger Sub Corp.
    144A 8.125%, 3/15/19(4)                                   500           508
Ono Finance II plc 144A
    10.875%, 7/15/19(4)                                       150           161
Penn National Gaming, Inc.
    8.750%, 8/15/19                                           200           222
Pokagon Gaming Authority
    144A 10.375%, 6/15/14(4)                                  117           122
Polymer Group, Inc.
    144A 7.750%, 2/1/19(4)                                     92            95
QVC, Inc. 144A
    7.500%, 10/1/19(4)                                        820           865
River Rock Entertainment Authority (The)
    9.750%, 11/1/11                                           250           211
Royal Caribbean Cruises Ltd.
    6.875%, 12/1/13                                         1,250         1,341
Scientific Games International, Inc.
    9.250%, 6/15/19                                           170           187
Seminole Hard Rock Entertainment, Inc. /
    Seminole Hard Rock International LLC 144A
    2.810%, 3/15/14(3)(4)                                      75            74
Seneca Gaming Corp.
    144A 8.250%, 12/1/18(4)                                    70            72
Toys "R" Us Property Co.,
    LLC 8.500%, 12/1/17                                       600           648
TRW Automotive, Inc.
    144A 8.875%, 12/1/17(4)                                   140           158
United Rentals North America, Inc.
    10.875%, 6/15/16                                          198           230
Universal City Development Partners Ltd. / Universal
    City Development Partners Finance, Inc.
    8.875%, 11/15/15                                           60            66
    10.875%, 11/15/16                                         200           226
Univision Communications, Inc. 144A
    7.875%, 11/1/20(4)                                        125           133
Videotron Ltee
    6.375%, 12/15/15                                          180           186
    9.125%, 4/15/18                                            82            92
Wyndham Worldwide Corp.
    7.375%, 3/1/20                                            590           652
Wynn Las Vegas LLC / Wynn Las Vegas Capital
    Corp. 7.875%, 11/1/17                                     450           485
                                                                       --------
                                                                         16,809
                                                                       --------

CONSUMER STAPLES--1.3%
American Achievement Corp.
    144A 10.875%, 4/15/16(4)                                  365           360
BFF International Ltd. 144A
    7.250%, 1/28/20(4)                                        150           163
Bumble Bee Acquisition Corp.
    144A 9.000%, 12/15/17(4)                                   75            78
Bunge Ltd. Finance Corp.
    8.500%, 6/15/19                                           250           297
Cencosud SA 144A
    5.500%, 1/20/21(4)                                        400           396
Constellation Brands, Inc.
    8.375%, 12/15/14                                          165           188
Diversey, Inc.
    8.250%, 11/15/19                                           50            54

        For information regarding the Key Investment Terms, see page 4.

                        See Notes to Financial Statements

                     VIRTUS MULTI-SECTOR FIXED INCOME FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

                                                            PAR
                                                           VALUE     VALUE
                                                          --------  --------
CONSUMER STAPLES--CONTINUED
Michael Foods, Inc. 144A
    9.750%, 7/15/18(4)                                    $    275  $    302
Pilgrim's Pride Corp. 144A
    7.875%, 12/15/18(4)                                        500       487
Reynolds Group Issuer, Inc. / Reynolds Group
    Issuer LLC / Reynolds Group Issuer 144A
    9.000%, 4/15/19(4)                                         115       120
Rite Aid Corp.
    8.000%, 8/15/20                                            120       128
Yankey Candles Co. Holdings LLC / Yankee
    Finance, Inc. PIK 144A
    10.250%, 2/15/16(4)                                        440       445
                                                                    --------
                                                                       3,018
                                                                    --------

ENERGY--7.9%
Afren plc 144A
    11.500%, 2/1/16(4)                                         475       502
Alta Mesa Holdings LP / Alta
    Mesa Finance Services Corp.
    144A 9.625%, 10/15/18(4)                                   775       790
Antero Resources Finance Corp.
    9.375%, 12/1/17                                            250       274
Breitburn Energy Partners
    LP 8.625%, 10/15/20                                        240       253
Carrizo Oil & Gas, Inc. 144A
    8.625%, 10/15/18(4)                                        436       464
Coffeyville Resources Inc.
    LLC / Coffeyville Finance, Inc.,
    144A 10.875%, 4/1/17(4)                                    675       771
Energy Partners Ltd. 144A
    8.250%, 2/15/18(4)                                         500       498
Energy Transfer Equity LP
    7.500%, 10/15/20                                            75        82
Energy XXI Gulf Coast, Inc.
    144A 9.250%, 12/15/17(4)                                   500       536
Expro Finance Luxembourg SCA 144A
    8.500%, 12/15/16(4)                                        750       746
Frontier Oil Corp.
    6.875%, 11/15/18                                           210       220
Gazprom International SA
    144A 7.201%, 2/1/20(4)                                     518       563
Gazprom OAO (Gaz Capital SA)
    144A 6.212%, 11/22/16(4)                                   935     1,021
    144A 8.146%, 4/11/18(4)                                    100       118
    144A 6.510%, 3/7/22(4)                                     315       335
Helix Energy Solutions Group, Inc. 144A
    9.500%, 1/15/16(4)                                         200       212
Hercules Offshore, Inc.
    144A 10.500%, 10/15/17(4)                                  640       659
Hilcorp Energy I LP / Hilcorp Finance Co. 144A
    7.750%, 11/1/15(4)                                         600       624
Holly Corp. 9.875%, 6/15/17                                     88       100
Lukoil International Finance BV
    144A 7.250%, 11/5/19(4)                                    525       578
    144A 6.125%, 11/9/20(4)(11)                                500       510
OPTI Canada, Inc.
    7.875%, 12/15/14                                           600       320
Petrohawk Energy Corp.
    10.500%, 8/1/14                                            475       548
Petroleos de Venezuela
    SA 5.250%, 4/12/17                                         950       576
Petroleos Mexicanos
    6.000%, 3/5/20                                             270       287
Petroplus Finance Ltd. 144A
    6.750%, 5/1/14(4)                                          535       527
Petropower I Funding Trust
    144A 7.360%, 2/15/14(4)                                    354       360
Pioneer Drilling Co.
    9.875%, 3/15/18                                            110       119
Precision Drilling Corp. 144A
    6.625%, 11/15/20(4)                                        120       124
Pride International, Inc.
    8.500%, 6/15/19                                            330       408
QEP Resources, Inc.
    6.875%, 3/1/21                                             480       506
SEACOR Holdings, Inc.
    7.375%, 10/1/19                                            600       638
Swift Energy Co.
    8.875%, 1/15/20                                            500       549
Tesoro Corp. 6.500%, 6/1/17                                    480       497
TNK-BP Finance S.A. 144A
    7.250%, 2/2/20(4)                                          100       110
TNK-BP Finance SA 144A
    7.500%, 3/13/13(4)                                         325       357
Venoco, Inc.
    11.500%, 10/1/17                                           600       668
    144A 8.875%, 2/15/19(4)                                    225       225
Weatherford International Ltd.
    9.625%, 3/1/19                                             318       405
Western Refining, Inc. 144A
    11.250%, 6/15/17(4)                                        600       681
                                                                    --------
                                                                      17,761
                                                                    --------

FINANCIALS--19.6%
ABH Financial Ltd. (Alfa Markets Ltd.) 144A
    8.200%, 6/25/12(4)                                         150       160
ADCB Finance Cayman Ltd.
    144A 4.750%, 10/8/14(4)                                    560       571
Agile Property Holdings Ltd.
    144A 10.000%, 11/14/16(4)                                  240       250
Alfa Invest Ltd. 144A
    9.250%, 6/24/13(4)                                         350       383
Allstate Corp.
    6.125%, 5/15/67(3)                                         680       687
American General (Springleaf) Finance Corp.
    5.400%, 12/1/15                                            750       688
American International Group,
    Inc. 8.175%, 5/15/68(3)                                    650       700
AmSouth Bank N.A.
    4.850%, 4/1/13                                             825       839
Associated Banc Corp.
    5.125%, 3/28/16                                            355       356
Banco Bradesco SA 144A
    5.900%, 1/16/21(4)                                         750       742
Banco do Brasil SA 144A
    5.375%, 1/15/21(4)                                         600       582
Banco Santander SA Unipersonal 144A
    3.781%, 10/7/15(4)                                         800       773
Banco Votorantim SA 144A
    7.375%, 1/21/20(4)                                         550       578
Bank of America Corp.
    5.420%, 3/15/17                                            700       715
    Capital Trust XI
    6.625%, 5/23/36(7)                                         525       520
Barclays Bank plc
    144A 6.050%, 12/4/17(4)                                    435       453
    144A 5.926%(3)(4)(6)(7)                                    600       558
BBVA Bancomer SA 144A
    6.500%, 3/10/21(4)                                         425       420
Blackstone Holdings Finance Co., LLC 144A
    6.625%, 8/15/19(4)                                         385       404
Brandywine Operating Partnership LP
    7.500%, 5/15/15                                            500       565
Capital One Capital IV
    8.875%, 5/15/40                                          1,000     1,054
Chubb Corp.
    6.375%, 3/29/67(3)                                         680       716
CIT Group, Inc.
    7.000%, 5/1/13                                             315       322
Citigroup, Inc.
    4.875%, 5/7/15                                             845       871
    5.500%, 2/15/17                                            255       265
City National Corp.
    5.250%, 9/15/20                                            475       470
Discover Bank
    8.700%, 11/18/19                                           250       300
    7.000%, 4/15/20                                            700       770
DuPont Fabros Technology
    LP 8.500%, 12/15/17                                        700       774
Equity One, Inc.
    6.250%, 12/15/14                                           375       402
Fidelity National Financial Services, Inc.
    6.600%, 5/15/17                                            750       776
Fifth Third Capital Trust
    IV 6.500%, 4/15/67(3)                                      800       779
First Niagara Financial Group,
    Inc. 6.750%, 3/19/20                                       500       545
First Tennessee Bank
    N.A. 5.050%, 1/15/15                                     1,325     1,357
Ford Motor Credit Co., LLC
    8.000%, 6/1/14                                             400       445
    8.700%, 10/1/14                                            125       142
    6.625%, 8/15/17                                            255       273
    8.125%, 1/15/20                                            650       746
Genworth Financial, Inc.
    5.750%, 6/15/14                                            500       515
    6.515%, 5/22/18                                            700       693
Glen Meadow Pass-Through Trust 144A
    6.505%, 2/12/67(3)(4)                                      970       863
HBOS plc 144A
    6.750%, 5/21/18(4)                                         115       113
Host Hotels & Resorts
    LP 9.000%, 5/15/17                                         125       142
Huntington Bancshares,
    Inc. 7.000%, 12/15/20                                      500       552
ICICI Bank Ltd.
    144A 5.750%, 11/16/20(4)                                   450       443
    144A 6.375%, 4/30/22(3)(4)                                 375       373

        For information regarding the Key Investment Terms, see page 4.

                        See Notes to Financial Statements

                      VIRTUS MULTI-SECTOR FIXED INCOME FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

                                           PAR
                                          VALUE         VALUE
                                         --------      -------
FINANCIALS--CONTINUED
International Lease Finance Corp.
    5.300%, 5/1/12                       $    625      $   639
    5.650%, 6/1/14                            600          606
Jefferies Group, Inc.
    8.500%, 7/15/19                           500          590
JPMorgan Chase Capital
    XXVII Series AA
    7.000%, 11/1/39                           500          515
Kazkommerts Bank
    International BV
    RegS 8.500%, 4/16/13(5)                   500          523
    RegS 8.000%, 11/3/15(5)                   250          257
Lincoln National Corp.
    6.050%, 4/20/67(3)                        300          281
Lloyds Banking Group
    Capital No.1 plc 144A
    7.875%, 11/1/20(4)                        600          585
Lloyds TSB Bank plc 144A
    6.500%, 9/14/20(4)                        750          737
Macquarie Bank Ltd. 144A
    6.625%, 4/7/21(4)                         150          150
Macquarie Group Ltd. 144A
    7.625%, 8/13/19(4)                        500          554
Morgan Stanley
    10.090%, 5/3/17                         1,000 BRL      585
Pinnacle Foods Finance
    LLC / Pinnacle Foods
    Finance Corp.
    9.250%, 4/1/15                            175          184
ProLogis 7.625%, 8/15/14                      500          572
Prudential Financial, Inc.
    8.875%, 6/15/68(3)                        450          531
Realogy Corp. 144A
    7.875%, 2/15/19(4)                        500          499
Regions Financial Corp.
    7.750%, 11/10/14                          200          216
    5.750%, 6/15/15                           210          214
Resona Bank Ltd. 144A
    5.850%(3)(4)(6)(7)                        750          742
Royal Bank of Scotland
    Group plc (The)
    6.400%, 10/21/19                          370          381
    7.648%(3)(6)                              550          517
Royal Bank of Scotland plc (The)
    4.875%, 3/16/15                           285          296
    3.950%, 9/21/15                           205          205
    5.625%, 8/24/20                           750          748
Russian Agricultural Bank OJSC
    (RSHB Capital SA)
    144A 9.000%, 6/11/14(4)                   100          115
    144A 6.299%, 5/15/17(4)                   380          398
SLM Corp.
    5.450%, 4/25/11                           300          301
    6.250%, 1/25/16                           500          521
    8.450%, 6/15/18                         1,050        1,176
Societe Generale 144A
    5.922%(3)(4)(6)(8)                        650          614
Sovereign Bank
    8.750%, 5/30/18                           400          452
SunTrust Bank
    5.400%, 4/1/20                            250          254
SunTrust Capital Vlll
    6.100%, 12/1/66                           750          731
Vnesheconombank Via VEB
    Finance Ltd. 144A
    6.800%, 11/22/25(4)                       500          507
Webster Financial Corp.
    5.125%, 4/15/14                           205          199
Willis North America,
    Inc. 7.000%, 9/29/19                      500          541
Woori Bank 144A
    6.125%, 5/3/16(3)(4)                    1,000        1,003
Zions Bancorp
    5.650%, 5/15/14                           225          230
    7.750%, 9/23/14                           225          244
                                                       -------
                                                        44,058
                                                       -------

HEALTH CARE--1.2%
Healthsouth Corp.
    7.250%, 10/1/18                           410          426
Mylan, Inc. 144A
    7.625%, 7/15/17(4)                        113          122
Omnicare, Inc.
    7.750%, 6/1/20                            240          256
Patheon, Inc. 144A
    8.625%, 4/15/17(4)                        110          113
PharmaNet Development
    Group, Inc. 144A
    10.875%, 4/15/17(4)                       305          337
Rotech Healthcare, Inc.
    10.750%, 10/15/15                          75           82
    144A 10.500%, 3/15/18(4)                  350          348
Select Medical Corp.
    7.625%, 2/1/15                            425          435
Universal Health Services
    Escrow Corp. 144A
    7.000%, 10/1/18(4)                        140          145
U.S. Oncology, Inc. Escrow
    0.000%, 2/16/49(2)(10)                    300            0
Vanguard Health Holding
    Co. II LLC / Vanguard
    Holding Co. II, Inc. 144A
    7.750%, 2/1/19(4)                         466          474
                                                       -------
                                                         2,738
                                                       -------

INDUSTRIALS--3.7%
Acquisition Co. 144A
    10.000%, 6/1/17(4)                        625          692
ADS Tactical, Inc. 144A
    11.000%, 4/1/18(4)                        600          617
America West Airlines
    00-1G 8.057%, 7/2/20                      522          545
CHC Helicopter SA 144A
    9.250%, 10/15/20(4)                       325          336
Continental Airlines, Inc.
    98-1A, 6.648%, 3/15/19                    327          344
Deluxe Corp. 144A
    7.000%, 3/15/19(4)                        510          510
DRS Technologies, Inc.
    6.625%, 2/1/16                            500          516
General Cable Corp.
    7.125%, 4/1/17                            500          518
Global Aviation Holdings,
    Inc. 14.000%, 8/15/13                     800          942
Liberty Tire Recycling 144A
    11.000%, 10/1/16(4)                       170          191
Marquette Transportation
    Co. / Marquette
    Transportation Finance Corp.
    144A 10.875%, 1/15/17(4)                  125          131
Moog, Inc. 7.250%, 6/15/18                    100          107
Owens Corning, Inc.
    6.500%, 12/1/16                           595          648
Steelcase, Inc.
    6.375%, 2/15/21                           675          688
Teekay Corp.
    8.500%, 1/15/20                           300          327
Thermadyne Holdings Corp.
    144A 9.000%, 12/15/17(4)                  500          530
Voto-Votorantim Ltd. 144A
    6.750%, 4/5/21(4)                         750          799
                                                       -------
                                                         8,441
                                                       -------

INFORMATION TECHNOLOGY--2.1%
Broadridge Financial Solutions,
    Inc. 6.125%, 6/1/17                       525          530
CDW Escrow Corp. 144A
    8.500%, 4/1/19(4)                         575          577
CommScope, Inc. 144A
    8.250%, 1/15/19(4)                        520          546
Crown Castle Holdings
    GS V LLC / Crown Castle
    GS III Corp. 144A
    7.750%, 5/1/17(4)                         400          436
Freescale Semiconductor,
    Inc. 10.125%, 12/15/16                    350          374
Jabil Circuit, Inc.
    8.250%, 3/15/18                           600          684
Seagate HDD Cayman 144A
    7.750%, 12/15/18(4)                       600          624
Sorenson Communications,
    Inc. 144A 10.500%, 2/1/15(4)              500          375
Spansion LLC 144A
    7.875%, 11/15/17(4)                       350          358
SunGard Data Systems, Inc.
    144A 7.375%, 11/15/18(4)                  150          154
                                                       -------
                                                         4,658
                                                       -------

MATERIALS--5.3%
AbitibiBowater, Inc. 144A
    10.250%, 10/15/18(4)                      550          611
Allegheny Technologies, Inc.
    9.375%, 6/1/19                            590          747
APERAM 144A
    7.375%, 4/1/16(4)                         250          256
Berry Plastics Corp.
    9.500%, 5/15/18                           185          185
Catalyst Paper Corp.
    7.375%, 3/1/14                            750          579
Celanese U.S. Holdings
    LLC 144A
    6.625%, 10/15/18(4)                        45           46
Cemex Finance LLC
    144A 9.500%, 12/14/16(4)                  245          265
Commercial Metals Co.
    7.350%, 8/15/18                           730          761
Edgen Murray Corp.
    12.250%, 1/15/15                          650          641
Georgia-Pacific LLC 144A
    7.125%, 1/15/17(4)                        475          506
Gerdau Holdings, Inc. 144A
    7.000%, 1/20/20(4)                        250          277
Graham Packaging Co.,
    LP/GPC Capital Corp I
    8.250%, 10/1/18                           140          151

        For information regarding the Key Investment Terms, see page 4.

                        See Notes to Financial Statements

                     VIRTUS MULTI-SECTOR FIXED INCOME FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

                                           PAR
                                           VALUE         VALUE
                                         --------      ---------
MATERIALS--CONTINUED
Huntsman International LLC
    144A 8.625%, 3/15/21(4)              $    125      $     137
Ineos Group Holdings plc
    144A 8.500%, 2/15/16(4)                 1,550          1,571
JMC Steel Group, Inc. 144A
    8.250%, 3/15/18(4)                        195            200
Lyondell Chemical Co.
    11.000%, 5/1/18                           250            282
Nova Chemicals Corp.
    3.568%, 11/15/13(3)                     1,000          1,002
Owens-Brockway Glass
    Container, Inc.
    7.375%, 5/15/16                           475            523
Plastipak Holdings, Inc. 144A
    8.500%, 12/15/15(4)                       500            528
Ryerson, Inc.
    12.000%, 11/1/15                          600            654
Severstal OAO Via Steel
    Capital SA 144A
    6.700%, 10/25/17(4)(11)                   125            128
Solo Cup Co. / Solo Cup
    Operating Corp.
    8.500%, 2/15/14                           375            338
Steel Dynamics, Inc.
    7.375%, 11/1/12                           225            241
USG Corp. 144A
    9.750%, 8/1/14(4)                         100            110
Vedanta Resources plc 144A
    9.500%, 7/18/18(4)                        375            413
Verso Paper Holdings
    LLC / Verso Paper, Inc.
    Series B, 11.375%, 8/1/16                 750            799
                                                       ---------
                                                          11,951
                                                       ---------

TELECOMMUNICATION SERVICES--2.8%
Axtel SAB de C.V. 144A
    9.000%, 9/22/19(4)                        200            193
Cincinnati Bell, Inc.
    8.250%, 10/15/17                          180            182
Clearwire Communications
    LLC / Clearwire Finance, Inc.
    144A 12.000%, 12/1/15(4)                  100            109
    144A 12.000%, 12/1/15(4)                  100            109
Crown Castle Towers LLC 144A
    4.883%, 8/15/40(4)                        500            500
Frontier Communications Corp.
    7.875%, 4/15/15                           325            352
    8.125%, 10/1/18                           275            297
ITC DeltaCom, Inc.
    10.500%, 4/1/16                           400            443
Nextel Communications, Inc.
    Series E 6.875%, 10/31/13                 175            177
    Series D 7.375%, 8/1/15                   650            656
OJSC Vimpel Communications
    (VIP Finance Ireland Ltd.)
    144A 6.493%, 2/2/16(4)                    200            208
Qwest Corp.
    8.375%, 5/1/16                            200            238
    6.500%, 6/1/17                            215            237
Telemar Norte Leste SA 144A
    5.500%, 10/23/20(4)                       305            300
Virgin Media Finance plc
    Series 1, 9.500%, 8/15/16                 410            468
West Corp.
    144A 8.625%, 10/1/18(4)                   150            159
    144A 7.875%, 1/15/19(4)                   480            490
Wind Acquisition Escrow
    144A 0.000%, 7/15/17(4)(10)               350              0
Wind Acquisition Finance S.A.
    144A 11.750%, 7/15/17(4)                  350            404
Windstream Corp.
    7.000%, 3/15/19                           250            253
    144A 7.750%, 10/15/20(4)                  450            465
                                                       ---------
                                                           6,240
                                                       ---------

UTILITIES--0.5%
Calpine Corp. 144A
    7.875%, 1/15/23(4)                        250            260
Centrais Eletricas Brasileiras
    SA 144A 6.875%, 7/30/19 (4)               100            112
Israel Electric Corp., Ltd.
    144A 7.250%, 1/15/19(4)                   200            212
Midwest Generation LLC
    Series B 8.560%, 1/2/16                    91             93
NRG Energy, Inc. 144A
    7.625%, 1/15/18(4)                        105            109
Suburban Propane Partners
    LP / Suburban Energy
    Finance Corp.
    7.375%, 3/15/20                           180            194
Texas Competitive Electric
    Holdings Co. LLC Series A
    10.250%, 11/1/15                          200            118
                                                       ---------
                                                           1,098
                                                       ---------

TOTAL CORPORATE BONDS AND NOTES
(IDENTIFIED COST $109,572)                               116,772
                                                       ---------

CONVERTIBLE BONDS--0.2%
Transocean, Inc. Series C,
    1.500%, 12/15/37                          500            487
                                                       ---------

TOTAL CONVERTIBLE BONDS
(IDENTIFIED COST $460)                                       487
                                                       ---------

LOAN AGREEMENTS(3)--16.4%

CONSUMER DISCRETIONARY--5.1%
Advantage Sales & Marketing,
    Inc. 9.250%, 6/18/18                      385            393
AMF Bowling Worldwide, Inc.
    Tranche B, 2.750%, 6/7/13                 468            420
Atrium Cos., Inc.
    7.000%, 4/30/16                           498            495
Bourland & Leverich
    Supply Co. LLC
    11.080%, 8/19/15                          361            375
Brickman Group Holdings,
    Inc. Tranche B,
    7.250%, 10/14/16                          279            285
Caesars Entertainment
    Operating Co., Inc.
    Tranche B-2,
    3.300%, 1/28/15                           346            323
    Tranche B-4,
    9.500%, 10/31/16                          212            224
Cengage Learning Acquisitions,
    Inc. 2.500%, 7/3/14                       784            753
CityCenter Holdings LLC
    0.000%, 1/21/15                            70             71
Clear Channel Communications,
    Inc. Tranche B,
    3.900%, 1/29/16                           241            213
FIimyard Holdings LLC
    (Miramax) 7.750%, 6/22/16                 175            178
Focus Brands, Inc.
    5.750%, 11/5/16                           123            124
Gateway Casinos &
    Entertainment Ltd. Tranche
    B, 7.000%, 11/2/15                        497 CAD        517
Getty Images, Inc.
    5.250%, 11/7/16                           328            331
Guitar Center, Inc.
    5.560%, 4/9/17                            250            243
Herbst Gaming, Inc.
    10.000%, 12/31/15                         250            260
HHI Holdings LLC
    7.750%, 3/21/17                           250            250
Intelsat Jackson Holding
    Ltd. 3.300%, 2/1/14                       575            565
inVentiv Health, Inc.
    Tranche B, 4.750%, 8/4/16                 298            299
Kalispel Tribal Economic
    Authority 7.500%, 2/25/17                 500            493
Landry's Restaurants, Inc.
    6.630%, 12/1/14                           174            175
Las Vegas Sands LLC
    Tranche B,
    3.000%, 11/23/16                          297            290
    Tranche DD-I,
    3.000%, 11/23/16                           60             59
Metaldyne LLC
    7.750%, 10/22/16                          423            432
Michaels Stores,
    Inc. Tranche B-2,
    4.828%, 7/31/16                           509            512
Nielsen Finance
    LLC Tranche B,
    4.010%, 5/1/16                            204            205
Ozburn-Hessey Holding Co.,
    LLC 7.500%, 4/8/16                        396            400
Radio One, Inc.
    0.000%, 3/7/16                            225            228
Revel Entertainment Group LLC Tranche B
    9.000%, 2/17/17                           258            251
Sinclair Television Group, Inc.
    Tranche B 4.000%, 10/28/16                136            136
Sports Authority, Inc. (The)
    Tranche B, 7.500%, 11/16/17               324            322
Transtar Industries, Inc.
    10.250%, 12/21/17                         275            282
Universal City Development Partners Ltd.
    5.500%, 11/6/14                            67             67
Visant Corp. Tranche B
    6.125%, 12/22/16                          748            748
Vision Solutions, Inc.
    6.000%, 7/23/16                           465            467
    8.250%, 9/3/16                             --(9)          --(9)
                                                       ---------
                                                          11,386
                                                       ---------

        For information regarding the Key Investment Terms, see page 4.

                        See Notes to Financial Statements

                     VIRTUS MULTI-SECTOR FIXED INCOME FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

                                          PAR
                                         VALUE    VALUE
                                         ------  -------
CONSUMER STAPLES--0.7%
Del Monte Foods Co.
    4.500%, 3/8/18                       $  114  $   114
Revlon Consumer Products
    Corp. 6.000%, 3/11/15                   698      702
Spectrum Brands Holdings,
    Inc. 5.417%, 6/17/16                    700      707
                                                 -------
                                                   1,523
                                                 -------

ENERGY--0.2%
Big West Oil LLC
    7.375%, 3/31/16                         201      203
Hercules Offshore LLC
    7.500%, 7/11/13                         293      290
                                                 -------
                                                     493
                                                 -------

FINANCIALS--1.2%
Agile Property Holdings Ltd.
    3.000%, 1/25/13                         315      296
American General (Springleaf)
    Financial Services
    7.250%, 4/21/15                         420      421
Asurion, LLC Tranche B-2,
    6.750%, 3/31/15                         399      405
CNO Financial Group, Inc.
    7.500%, 9/30/16                         217      219
Fifth Third Processing
    Solutions LLC
    8.250%, 11/3/17                         550      561
iStar Financial, Inc.
    Tranche A-2 7.000%, 6/30/14             465      465
Synatech Technologies, Inc.
    (Synagro Technologies, Inc.)
    2.260%, 4/2/14                          447      417
                                                 -------
                                                   2,784
                                                 -------

HEALTH CARE--1.7%
Ardent Health Services LLC
    6.500%, 9/15/15                         495      497
Aveta, Inc.
    Tranche NAMM
    8.500%, 4/14/15                         237      239
    Tranche MMM
    8.500%, 4/14/15                         237      239
Axcan Intermediate Holdings,
    Inc. 5.500%, 2/10/17                    414      414
Medical Card Systems, Inc.
    12.000%, 9/17/15                        365      387
National Specialty Hospitals, Inc.
    Tranche DD 8.250%, 2/3/17                74       74
    8.250%, 2/3/17                          426      424
RehabCare Group, Inc.
    Tranche B, 6.000%, 11/24/15             176      177
Res-Care, Inc. Tranche B,
    7.250%, 12/22/16                        499      501
Select Medical Corp.
    Tranche B-1,
    5.030%, 8/22/14                         199      199
Sheridan Healthcare, Inc.
    Tranche B, 4.060%, 6/15/14              100       99
Smile Brands, Inc. Tranche
    B, 7.250%, 12/21/17                     374      376
Viking Acquisition, Inc.
    6.000%, 11/5/16                         110      110
                                                 -------
                                                   3,736
                                                 -------

INDUSTRIALS--1.9%
Alliance Laundry Holdings, Inc.
    6.500%, 9/30/16                         625      632
Brock Holdings Ill, Inc.
    10.000%, 3/16/18                        285      294
CHG Healthcare Services, Inc.
    7.250%, 10/7/16                         448      455
Goodman Global, Inc.
    9.000%, 10/30/17                        200      206
Harland Clarke Holdings Corp.
    Tranche B, 2.786%, 6/30/14              979      934
Hawker Beechcraft Acquisition Co., LLC
    Letter of Credit,
    2.100%, 3/26/14                          34       30
    2.280%, 3/26/14                         542      479
Holdings Gaming Borrower
    LP Tranche B-1,
    12.000%, 6/30/15                        159      167
Intelligrated, Inc.
    7.500%, 2/17/17                         500      498
Protection One, Inc.
    6.000%, 6/4/16                          215      215
Vertrue LLC 5.310%, 8/16/14                 169      151
Zuffa LLC 7.500%, 6/19/15                   209      212
                                                 -------
                                                   4,273
                                                 -------

INFORMATION TECHNOLOGY--2.9%
Applied Systems, Inc.
    9.250%, 6/8/17                          333      339
Attachmate Corp.
    0.000%, 2/3/17                          550      547
Avaya, Inc.
    Tranche B-1
    3.060%, 10/24/14                        245      238
    Tranche B-3
    4.810%, 10/26/17                        492      480
AVG Technologies N.V.
    7.500%, 3/15/16                         425      419
Data Device Corp. (ILC)
    7.250%, 12/23/16                        356      356
DynCorp International LLC
    6.250%, 7/7/16                          355      358
Fibertech Networks LLC
    6.750%, 11/30/16                        166      167
First Data Corp.
    Tranche B-3, 3.000%, 9/24/14            598      574
    Tranche B-1, 3.000%, 9/24/14            375      360
Freescale Semiconductor, Inc.
    4.510%, 12/1/16                         392      390
Infor Enterprise Solutions
    Holdings, Inc.
    Tranche DD, 6.500%, 3/2/14              174      162
    6.500%, 3/2/14                          301      279
Instant Web, Inc.
    3.630%, 8/7/14                          406      349
    Tranche DD 3.630%, 8/7/14                42       36
Reynolds & Reynolds Co.
    (The) 5.250%, 4/21/17                   122      122
SonicWALL, Inc.
    8.333%, 1/23/16                         403      407
Sorenson Communications, Inc.
    Tranche C
    0.000%, 8/16/13                         250      239
Spansion LLC 6.250%, 2/9/15                 301      303
Springboard Finance LLC
    7.000%, 2/23/15                         204      205
Transaction Network Services,
    Inc. 6.000%, 11/18/15                   219      220
                                                 -------
                                                   6,550
                                                 -------

MATERIALS--1.0%
Anchor Glass Container Corp.
    10.000%, 9/2/16                         760      778
CPG International, Inc.
    Tranche B
    6.000%, 2/18/17                         265      266
General Chemical Corp.
    Tranche B
    5.000%, 10/6/15                         343      345
Hoffmaster Group, Inc.
    7.063%, 6/2/16                          440      441
New Sunward Holding
    BV Tranche B,
    4.810%, 2/14/14                         286      269
Smurfit-Stone Container
    Enterprise 6.750%, 7/15/16              209      210
                                                 -------
                                                   2,309
                                                 -------

TELECOMMUNICATION SERVICES--1.4%
Level 3 Communications, Inc.
    Tranche B
    11.500%, 3/13/14                        130      139
Presidio, Inc. 0.000%, 3/31/17              250      250
RCN Corp. 0.000%, 8/26/16                   536      538
Securus Technologies
    Holdings, Inc.
    8.000%, 10/31/14                        485      493
U.S. TelePacific Corp.
    5.750%, 2/23/17                         546      548
Univision Communications, Inc.
    4.500%, 3/31/17                         948      927
Vonage America, Inc. / Vonage
    Holdings Corp.
    9.750%, 12/14/15                        278      278
                                                 -------
                                                   3,173
                                                 -------

UTILITIES--0.3%
NRG Energy, Inc.
    2.060%, 2/1/13                           19       19
    Letter of Credit 2.060%, 2/1/13         437      435
Texas Competitive Electric
    Holdings Co., LLC
    Tranche B-3, 3.770%, 10/10/14           136      114
    Tranche B-2, 3.770%, 10/10/14           256      216
                                                 -------
                                                     784
                                                 -------

TOTAL LOAN AGREEMENTS
(IDENTIFIED COST $35,992)                         37,011
                                                 -------

        For information regarding the Key Investment Terms, see page 4.

                        See Notes to Financial Statements

                     VIRTUS MULTI-SECTOR FIXED INCOME FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

                                           SHARES     VALUE
                                         ---------  ---------
PREFERRED STOCK--2.0%

FINANCIALS--1.8%
Ally Financial, Inc.
    Series A, 8.50%                         20,000  $     497
Ally Financial, Inc. Series G,
    144A 7.00%(4)                              321        299
Banco Bilbao Vizcaya
    Argentaria S.A. International
    Preferred S.A.
    Unipersonal 5.92%(3)                       675        571
Banco do Brasil S.A.
    144A 8.50%(3)(4)                           600        688
Bank of America Corp.
    Series K, 8.00%                            375        403
Citigroup Capital XIII 7.875%,              10,650        292
FNMA Series S, 8.250%(2)                    38,000         65
JPMorgan Chase & Co.
    Series 1, 7.90%                            247        270
PNC Financial Services Group,
    Inc. Series K, 8.25%                       350        370
UOB Cayman Ltd.
    144A 5.80%(4)                              500        507
                                                    ---------
                                                        3,962
                                                    ---------

INDUSTRIALS--0.2%
Seaspan Corp. Series C, 9.50%               20,000        538
                                                    ---------

TOTAL PREFERRED STOCK
(IDENTIFIED COST $4,621)                                4,500
                                                    ---------

COMMON STOCKS--0.0%

CONSUMER DISCRETIONARY--0.0%
Mark IV Industries(2)                          117          7
                                                    ---------
TOTAL COMMON STOCKS
(IDENTIFIED COST $1)                                        7
                                                    ---------
TOTAL LONG-TERM INVESTMENTS--98.1%
(IDENTIFIED COST $207,257)                            220,856
                                                    ---------

SHORT-TERM INVESTMENTS--1.6%

MONEY MARKET MUTUAL FUNDS--1.6%
BlackRock Liquidity Funds
    TempFund Portfolio --
    Institutional Shares
    (seven-day effective
    yield 0.150%)                        3,489,476      3,489
                                                    ---------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $3,489)                                3,489
                                                    ---------

TOTAL INVESTMENTS--99.7%
(IDENTIFIED COST $210,746)                            224,345(1)

Other assets and liabilities, net--0.3%                   636
                                                    ---------
NET ASSETS--100.0%                                  $ 224,981
                                                    =========

ABBREVIATIONS:

ADS   American Depositary Share

FNMA  Federal National Mortgage Association ("Fannie Mae")

PIK   Payment-in-Kind Security

FOOTNOTE LEGEND:

(1)   Federal Income Tax Information: For tax information at March 31, 2011, see
      Note 11, Federal Income Tax Information in the Notes to Financial Statements.

(2)   Non-income producing.

(3) Variable or step coupon security; interest rate shown reflects the rate in effect at March 31, 2011.

(4) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, these securities amounted to a value of $57,601 or 25.6% of net assets.

(5) Regulation S Security. Security is offered and sold outside of the United States.

(6)   No contractual maturity date.

(7)   Interest payments may be deferred.

(8) Issuer may elect not to pay interest causing the payment to be forfeited and no longer due. The issuer has not invoked this election since the fund purchased this security.

(9)   Amounts are less than $500 (not reported in 000s).

(10) Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security could be disclosed as a Level 3 security in the table located after the Schedule of Investments.

(11) This note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

FOREIGN CURRENCIES:

AUD   Australian Dollar

BRL   Brazilian Real

CAD   Canadian Dollar

COP   Colombian Peso

EUR   European Currency Unit

IDR   Indonesian Rupiah

KRW   Korean Won

NOK   Norwegian Krone

NZD   New Zealand Dollar

PLZ   Polish Zloty

SEK   Swedish Krona

TRY   New Turkish Lira

ZAR   South African Rand

COUNTRY WEIGHTINGS+
-----------------------------------------------------
United States (includes short-term investments)    71%
United Kingdom                                      4
Brazil                                              3
Argentina                                           2
Canada                                              2
Russia                                              2
Venezuela                                           2
Other                                              14
                                                  ---
Total                                             100%
                                                  ---

+     % of total investments as of March 31, 2011

        For information regarding the Key Investment Terms, see page 4.

                        See Notes to Financial Statements

                     VIRTUS MULTI-SECTOR FIXED INCOME FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund's investments as of March 31, 2011 (see Security Valuation Note 2A in the Notes to Financial Statements).

                                                                  Level 2       Level 3
                                         Total Value   Level 1  Significant   Significant
                                             at         Quoted   Observable  Unobservable
                                       March 31, 2011   Prices    Inputs        Inputs
                                       --------------  -------  -----------  ------------
INVESTMENTS IN SECURITIES:
Debt Securities:
    Asset-Backed Securities            $        2,599  $    --  $     2,599  $         --
    Convertible Bonds                             487       --          487            --
    Corporate Bonds and Notes(1)              116,772       --      116,772             0
    Foreign Government Securities              28,654       --       28,654            --
    Loan Agreements                            37,011       --       36,715           296
    Mortgage-Backed Securities                 29,471       --       29,471            --
    Municipal Bonds                             1,355       --        1,355            --
Equity Securities:
    Common Stocks                                   7       --           --             7
    Preferred Stock                             4,500       --        4,500            --
    Short-Term Investments                      3,489    3,489           --            --
                                       --------------  -------  -----------  ------------
Total Investments                      $      224,345  $ 3,489  $   220,553  $        303
                                       ==============  =======  ===========  ============

(1)   Level 3 Corporate Bonds and Notes valued at zero at the end of the period.

The following is a reconciliation of assets of the Fund, for Level 3 investments for which significant unobservable inputs were used to determine fair value:

                                                                   Loan     Common
                                                         Total  Agreements  Stocks
                                                         -----  ----------  ------
BALANCE AS OF SEPTEMBER 30, 2010:                        $ 294  $      290  $    4
    Accrued discounts (premiums)(a)                          1           1      --
    Realized gain (loss)(b)                                 --          --      --
    Change in unrealized appreciation (depreciation)(b)      8           5       3
    Net purchases (sales)(c)                                --          --      --
    Transfers in and/or out of level 3(d)                   --          --      --
                                                         -----  ----------  ------
BALANCE AS OF MARCH 31, 2011:                            $ 303  $      296  $    7
                                                         =====  ==========  ======

(a)   Disclosed in the Statement of Operations under interest income.

(b) Disclosed in the Statement of Operations under Net realized and unrealized gain (loss) on investments.

(c)   Includes paydowns, if any.

(d) "Transfers in and/or out" represent the ending value as of March 31, 2011, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

        For information regarding the Key Investment Terms, see page 4.

                        See Notes to Financial Statements

                        VIRTUS SENIOR FLOATING RATE FUND
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

                                                              PAR
                                                             VALUE        VALUE
                                                            -------      -------
FOREIGN GOVERNMENT SECURITIES--1.4%
Bolivarian Republic of Venezuela RegS
     5.750%, 2/26/16(4)                                     $ 3,610      $ 2,690
Republic of Argentina PIK
     Interest Capitalization
     8.280%, 12/31/33                                         2,732        2,449
                                                                         -------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $5,001)                                                   5,139
                                                                         -------

ASSET-BACKED SECURITIES--0.3%
Harley-Davidson Motorcycle
     Trust 07-2, C
     5.410%, 8/15/15                                            170          175
New Century Home Equity Loan
     Trust 05-A, A4W
     5.035%, 8/25/35(2)                                       1,090        1,020
                                                                         -------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $1,182)                                                   1,195
                                                                         -------

CORPORATE BONDS--10.0%

CONSUMER DISCRETIONARY--1.6%
American Axle & Manufacturing Holdings, Inc. 144A
     9.250%, 1/15/17(3)                                         350          390
Boyd Gaming Corp.144A
     9.125%, 12/1/18(3)                                         150          156
Caesar's Entertainment Operating Co., Inc.
     11.250%, 6/1/17                                            140          160
     144A 12.750%, 4/15/18 (3)                                   80           81
     10.000%, 12/15/18                                          375          344
Cengage Learning Acquisitions, Inc. 144A
     10.500%, 1/15/15(3)                                        450          461
Cequel Communications
     Holdings I LLC / Cequel
     Capital Corp. 144A
     8.625%, 11/15/17(3)                                        750          786
CityCenter Holdings LLC /
     CityCenter Finance Corp. 144A
     7.625%, 1/15/16(3)                                         462          479
Gateway Casinos & Entertainment Ltd. 144A
     8.875%, 11/15/17(3)                                        140 CAD      152
HOA Restaurant Group LLC /
     HOA Finance Corp. 144A
     11.250%, 4/1/17(3)                                         750          769
inVentiv Health, Inc. 144A
     10.000%, 8/15/18(3)                                        270          281
Isle of Capri Casinos, Inc.
     7.000%, 3/1/14                                             300          299
Landry's Holdings, Inc. 144A
     11.500%, 6/1/14(3)                                         200          199
Landry's Restaurants, Inc.
     11.625%, 12/1/15                                           166          180
Libbey Glass, Inc.
     10.000%, 2/15/15                                            68           74
Marina District Finance
     Co., Inc. 144A
     9.500%, 10/15/15(3)                                        500          526
MGM Resorts International, Inc.
     10.375%, 5/15/14                                            47           54
Ono Finance II plc 144A
     10.875%, 7/15/19(3)                                        315          339
Universal City Development
     Partners Ltd. / Universal City
     Development Partners Finance, Inc.
     8.875%, 11/15/15                                            45           49
     10.875%, 11/15/16                                          300          338
                                                                         -------
                                                                           6,117
                                                                         -------

CONSUMER STAPLES--0.2%
American Achievement Corp. 144A
     10.875%, 4/15/16(3)                                        300          296
Yankey Candles Co. Holdings LLC /
     Yankee Finance, Inc. PIK 144A
     10.250%, 2/15/16(3)                                        605          613
                                                                         -------
                                                                             909
                                                                         -------

ENERGY--2.0%
Afren plc 144A 11.500%, 2/1/16(3)                               760          804
Alta Mesa Holdings LP / Alta Mesa Finance
     Services Corp. 144A
     9.625%, 10/15/18(3)                                      1,300        1,326
Carrizo Oil & Gas, Inc. 144A
     8.625%, 10/15/18(3)                                        450          479
Coffeyville Resources Inc. LLC /
     Coffeyville Finance, Inc., 144A
     10.875%, 4/1/17(3)                                         700          800
Energy Partners Ltd. 144A
     8.250%, 2/15/18(3)                                         750          746
Hercules Offshore, Inc. 144A
     10.500%, 10/15/17(3)                                       685          705
Hilcorp Energy I LP / Hilcorp Finance Co. 144A
     7.750%, 11/1/15(3)                                         400          416
OPTI Canada, Inc. 144A
     9.000%, 12/15/12(3)                                        400          408
Petroplus Finance Ltd. 144A
     6.750%, 5/1/14(3)                                          350          345
Venoco, Inc. 144A
     8.875%, 2/15/19(3)                                         875          876
Western Refining, Inc. 144A
     10.750%, 6/15/14(2)(3)                                     325          353
                                                                         -------
                                                                           7,258
                                                                         -------

FINANCIALS--1.4%
Ally Financial, Inc.
     4.500%, 2/11/14                                            375          376
American General Finance Corp.
     5.850%, 6/1/13                                             500          491
CIT Group, Inc. 7.000%, 5/1/16                                1,825        1,832
Ford Motor Credit Co., LLC
     8.700%, 10/1/14                                            140          159
     6.625%, 8/15/17                                            205          219
International Lease Finance Corp.
     5.650%, 6/1/14                                             850          859
SLM Corp.6.250%, 1/25/16                                        750          782
     8.450%, 6/15/18                                            475          532
                                                                         -------
                                                                           5,250
                                                                         -------

HEALTH CARE--0.6%
PharmaNet Development Group, Inc. 144A
     10.875%, 4/15/17(3)                                        415          458
Rotech Healthcare, Inc.
     10.750%, 10/15/15                                          100          110
     144A 10.500%, 3/15/18(3)                                   600          597
Select Medical Corp.
     5.300%, 8/22/14                                            480          481
     7.625%, 2/1/15                                             450          460
                                                                         -------
                                                                           2,106
                                                                         -------

INDUSTRIALS--1.1%
Acquisition Co. 144A
     10.000%, 6/1/17(3)                                         825          914
ADS Tactical, Inc. 144A
     11.000%, 4/1/18(3)                                         875          900
AWAS Aviation Capital Ltd. 144A
     7.000%, 10/15/16(3)                                      1,000        1,005
Global Aviation Holdings, Inc.
     14.000%, 8/15/13                                           730          859
Kratos Defense & Security
     Solutions, Inc.
     10.000%, 6/1/17                                            350          388
Liberty Tire Recycling 144A
     11.000%, 10/1/16(3)                                        165          185
                                                                         -------
                                                                           4,251
                                                                         -------

INFORMATION TECHNOLOGY--0.8%
CDW Escrow Corp. 144A
     8.500%, 4/1/19(3)                                          725          728
CDW LLC / CDW Finance Corp.
     PIK Interest Capitalization
     11.500%, 10/12/15(2)                                       600          651
Freescale Semiconductor, Inc.
     10.125%, 12/15/16                                          450          480
Sorenson Communications, Inc.
     144A
     10.500%, 2/1/15(3)                                         750          563
Spansion LLC 144A
     7.875%, 11/15/17(3)                                        275          281
SunGard Data Systems, Inc. 144A
     7.375%, 11/15/18(3)                                         70           72
                                                                         -------
                                                                           2,775
                                                                         -------

MATERIALS--1.8%
AbitibiBowater, Inc. 144A
     10.250%, 10/15/18(3)                                       350          389
Appleton Papers, Inc. 144A
     10.500%, 6/15/15(3)                                        625          661
Ardagh Packaging Finance plc
     144A
     7.375%, 10/15/17(3)                                        250          269
Berry Plastics Corp.
     9.500%, 5/15/18                                            765          765
Catalyst Paper Corp.
     7.375%, 3/1/14                                             300          232
Cemex SAB de CV 144A
     5.301%, 9/30/15(2)(3)                                      750          746
Ineos Group Holdings plc 144A
     8.500%, 2/15/16(3)                                         750          760
Lyondell Chemical Co.
     11.000%, 5/1/18                                            499          563

        For information regarding the Key Investment Terms, see page 4.

                        See Notes to Financial Statements

                        VIRTUS SENIOR FLOATING RATE FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

                                                              PAR
                                                             VALUE        VALUE
                                                            -------      -------
MATERIALS--CONTINUED
Solo Cup Co. / Solo Cup Operating Corp.
     10.500%, 11/1/13                                       $   411      $   432
     8.500%, 2/15/14                                            550          495
Verso Paper Holdings LLC / Verso Paper, Inc.
     11.500%, 7/1/14                                            328          360
     Series B, 4.054%, 8/1/14(2)                                500          495
     Series B, 11.375%, 8/1/16                                  560          596
                                                                         -------
                                                                           6,763
                                                                         -------

TELECOMMUNICATION SERVICES--0.5%
Clearwire Communications LLC / Clearwire Finance, Inc.
     144A 12.000%, 12/1/15(3)                                   100          108
     144A 12.000%, 12/1/15(3)                                   375          407
ITC DeltaCom, Inc.
     10.500%, 4/1/16                                            700          775
Level 3 Financing, Inc.
     4.215%, 2/15/15(2)                                         200          184
Nextel Communications, Inc.
     Series D 7.375%, 8/1/15                                    300          303
                                                                         -------
                                                                           1,777
                                                                         -------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $35,543)                                                 37,206
                                                                         -------

LOAN AGREEMENTS(2)--85.0%

CONSUMER DISCRETIONARY--25.6%
24 Hour Fitness Worldwide, Inc. Tranche B,
     6.750%, 4/22/16                                            993          988
Acosta, Inc. 4.750%, 3/1/18                                   2,000        2,008
Advantage Sales & Marketing,Inc.
     5.250%, 12/17/17                                           257          258
     9.250%, 6/18/18                                            615          628
AMF Bowling Worldwide, Inc. Tranche B,
     2.750%, 6/7/13                                             553          496
Atlantic Broadband Finance
     4.000%, 3/8/16                                             973          977
Atrium Cos., Inc.
     7.000%, 4/30/16                                          1,495        1,488
Bass Pro Group LLC Tranche
     B 5.188%, 4/10/15                                        1,023        1,031
Bourland & Leverich Supply Co.
     LLC 11.000%, 8/19/15                                       322          335
Boyd Gaming Corp.
     0.000%, 12/17/15                                         2,500        2,456
Bresnan Broadband Holdings LLC Tranche B,
     4.500%, 12/14/17                                           998        1,005
Brickman Group Holdings, Inc. Tranche B,
     7.250%, 10/14/16                                         1,152        1,177
Burger King Holdings, Inc.
     Tranche B
     4.500%, 10/19/16                                         1,347        1,347
Caesars Entertainment Operating Co., Inc. Tranche B-2,
     3.300%, 1/28/15                                          1,630        1,518
     Tranche B-4, 9.500%, 10/31/16                              578          610
Carmike Cinemas, Inc.
     5.500%, 1/27/16                                            837          842
Cedar Fair LP Tranche
     1, 4.000%, 12/15/17                                        898          904
Cengage Learning Acquisitions,
     Inc. 2.500%, 7/3/14                                        892          857
Charter Communications Operating LLC
     Tranche B-1, 2.250%, 3/6/14                                 63           63
Tranche C, 3.560%, 9/6/16                                     3,262        3,270
Citadel Broadcasting Corp.
     4.250%, 12/30/16                                         1,683        1,686
CityCenter Holdings LLC
     0.000%, 1/21/15                                            200          203
Clear Channel Communications,
     Inc. Tranche B,
     3.900%, 1/29/16                                            983          868
Crew (J) Group
     4.750%, 3/7/18                                           1,000          999
CSC Holdings, LLC Tranche B-2,
     2.060%, 3/29/16                                            800          802
Cumulus Media, Inc. 4.000%,
     6/11/14                                                    707          702
Dave & Busters, Inc. 6.000%,
     6/1/16                                                     993          999
DineEquity, Inc. Tranche B-1
     4.250%, 10/19/17                                           814          821
Dunkin Brands, Inc. Tranche B-1
     4.250%, 11/23/17                                         1,197        1,206
Emmis Operating Co. Tranche B,
     4.295%, 11/1/13                                          1,159        1,105
FIimyard Holdings LLC (Miramax)
     7.750%, 6/22/16                                            435          443
Focus Brands, Inc. 5.750%, 11/5/16                            1,169        1,179
Ford Motor Co.
     3.010%, 12/15/13                                           498          498
Tranche B-1, 3.010%, 12/15/13                                 1,424        1,426
Gateway Casinos & Entertainment Ltd. Tranche B,
     7.000%, 11/2/15                                            688 CAD      715
General Nutrition Center 4.250%,
     3/2/18                                                   1,000        1,002
Getty Images, Inc.
     5.250%, 11/7/16                                          1,224        1,235
Guitar Center, Inc.
     5.560%, 4/9/17                                             525          510
Gymboree Corp.
     5.000%, 2/23/18                                          1,171        1,172
Herbst Gaming, Inc. 10.000%,
     12/31/15                                                   500          521
Hertz Corp.
     3.750%, 3/11/18                                          1,250        1,253
     3.750%, 3/11/18                                            250          246
HHI Holdings LLC
     7.750%, 3/21/17                                          1,500        1,500
Intelsat Jackson Holding Ltd.
     3.300%, 2/1/14                                           1,000          983
Tranche B, 5.250%, 4/2/18                                     2,000        2,017
Inventiv Health, Inc.
     0.000%, 8/4/16                                             667          671
inVentiv Health, Inc. Tranche B,
     4.750%, 8/4/16                                             274          275
Inventiv Health, Inc. Tranche B-1
     4.750%, 8/4/16                                             333          335
Jo-Ann Stores, Inc.
     4.750%, 3/19/18                                          1,000          992
Kalispel Tribal
     Economic Authority
     7.500%, 2/25/17                                          1,000          985
Lamar Media Corp. Tranche B,
     4.000%, 12/30/16                                         1,214        1,221
Landry's Restaurants, Inc.
     6.625%, 12/1/14                                            821          827
Las Vegas Sands LLC Tranche DD-I,
     2.000%, 5/23/14                                             76           75
     Tranche B, 2.000%, 5/23/14                                 372          366
     Tranche B, 3.000%, 11/23/16                              1,244        1,216
     Tranche DD-I,
     3.000%, 11/23/16                                           251          245
Leslie's Poolmart, Inc.
     Tranche B 4.500%, 11/21/16                               1,022        1,028
Live Nation Entertainment, Inc.
     Tranche B, 4.500%, 11/7/16                                 495          497
MCC LLC
     (Mediacom Broadband Group)
     Tranche F, 4.500%, 10/23/17                                993          988
Mediacom Illinois LLC
     Tranche D, 5.500%, 3/31/17                               1,340        1,342
Metaldyne LLC
     7.750%, 10/22/16                                           697          711
MGM Mirage Tranche E,
     7.000%, 2/21/14                                          1,989        1,960
Michaels Stores, Inc.
     Tranche B-2,
     4.828%, 7/31/16                                          1,317        1,324
Midcontinental Communications, Inc.
     Tranche B 4.000%, 12/31/16                               1,164        1,174
Neiman Marcus Group, Inc.
     (The) Tranche B-2,
     4.310%, 4/6/16                                           2,815        2,824
Nielsen Finance LLC
     Tranche A, 2.260%, 8/9/13                                  634          631
     Tranche B, 4.010%, 5/1/16                                1,596        1,600
OSI Restaurant Partners, LLC
     Tranche RC,
     2.315%, 6/14/13                                            138          135
     2.560%, 6/14/14                                          1,425        1,390
Ozburn-Hessey Holding Co.,
     LLC 7.500%, 4/8/16                                         891          901
Pelican Products, Inc.
     5.000%, 3/7/17                                             998        1,002
Petco Animal Supplies, Inc.
     4.500%, 11/24/17                                         1,485        1,492
Pilot Travel Centers LLC
     0.000%, 3/30/18                                            715          720
Playboy Enterprises
     8.250%, 3/6/17                                             500          494
Radio One, Inc.
     0.000%, 3/7/16                                             612          621
Remy International, Inc.
     Tranche B, 6.250%, 12/16/16                                499          506
Revel Entertainment Group
     LLC Tranche B
     9.000%, 2/17/17                                          1,014          988
Savers, Inc. 4.250%, 3/4/17                                   2,000        2,015

        For information regarding the Key Investment Terms, see page 4.

                        See Notes to Financial Statements

                        VIRTUS SENIOR FLOATING RATE FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

                                                              PAR
                                                             VALUE        VALUE
                                                            -------      -------
CONSUMER DISCRETIONARY--CONTINUED
Sinclair Television Group,
     Inc. Tranche B
     4.000%, 10/28/16                                       $   391      $   392
Six Flags Theme Parks,
     Inc. Tranche B,
     5.250%, 6/30/16                                          1,693        1,712
Sports Authority, Inc.
     (The) Tranche B,
     7.500%, 11/16/17                                         1,099        1,091
Tenneco, Inc. Tranche B,
     4.810%, 6/3/16                                             496          499
Toys "R" Us, Inc.
     6.000%, 9/1/16                                           1,116        1,124
Transtar Industries, Inc.
     5.500%, 12/21/16                                         1,995        1,989
     10.250%, 12/21/17                                          450          461
Travelport LLC
     Tranche DD-T
     4.960%, 8/21/15                                          2,083        2,065
UCI International, Inc.
     5.500%, 7/26/17                                          1,272        1,284
Universal City
     Development Partners Ltd.
     5.500%, 11/6/14                                            749          754
Visant Corp.
     Tranche B 5.250%, 12/22/16                               2,858        2,856
Vision Solutions, Inc.
     8.250%, 7/23/16                                            465          467
     0.000%, 9/3/16                                             355          355
VML U.S. Finance LLC
     Tranche DD-B,
     4.790%, 5/25/12                                            243          243
     Tranche B, 4.790%, 5/27/13                                 668          669
VWR Funding, Inc.
     2.750%, 6/30/14                                          1,238        1,218
                                                                         -------
                                                                          95,079
                                                                         -------

CONSUMER STAPLES--4.5%
Amscan Holdings, Inc.
     6.750%, 12/2/17                                            995        1,003
Dean Foods Co. Tranche B,
     3.560%, 4/2/16                                           1,591        1,580
Del Monte Foods Co.
     4.500%, 3/8/18                                           1,625        1,629
Green Mountain Coffee Roasters,
     Inc. Tranche B,
     5.500%, 12/16/16                                         1,496        1,510
Michael Foods, Inc.
     Tranche B 4.250%, 2/25/18                                1,600        1,612
Revlon Consumer Products
     Corp. 6.000%, 3/11/15                                    1,020        1,025
Reynolds Group Holdings Ltd.
     4.250%, 2/9/18                                           3,800        3,823
Rite Aid Corp. Tranche
     5 4.500%, 3/3/18                                           972          965
Spectrum Brands Holdings,
     Inc. 5.417%, 6/17/16                                     1,693        1,710
U.S. Foodservice
     2.755%, 7/3/14                                           1,496        1,460
Yankee Candle Co., Inc.
     2.250%, 2/6/14                                             378          378
                                                                         -------
                                                                          16,695
                                                                         -------

ENERGY--1.1%
Big West Oil LLC 7.000%,
     3/31/16                                                    575          583
CITGO Petroleum Corp.
     Tranche C, 9.000%, 6/24/17                                 233          246
Helix Energy Solutions Group,Inc.
     2.505%, 7/1/13                                             631          627
Hercules Offshore LLC
     7.500%, 7/11/13                                            805          797
Walter IEnergy, Inc.
     0.000%, 2/28/18                                          2,000        2,015
                                                                         -------
                                                                           4,268
                                                                         -------

FINANCIALS--7.0%
Agile Property Holdings Ltd.
     3.000%, 1/25/13                                            375          352
American General (Springleaf)
     Financial Services
     7.250%, 4/21/15                                          1,450        1,454
Asurion, LLC
     Tranche B-2 3.273%, 7/3/14                                 847          842
     Tranche B-2, 6.750%, 3/31/15                               524          531
Capital Automotive LP
     Tranche B 5.000%, 3/13/17                                1,499        1,487
CIT Group, Inc.
     Tranche 3, 6.250%, 8/11/15                               1,270        1,293
CNO Financial Group, Inc.
     7.500%, 9/30/16                                          1,300        1,311
Delos Aircraft, Inc.
     Tranche 2, 7.000%, 3/17/16                                 727          738
Fifth Third Processing
     Solutions LLC Tranche B,
     5.500%, 11/3/16                                            589          592
     8.250%, 11/3/17                                            475          485
First American Payment
     Systems LP 6.750%, 11/1/16                                 998        1,010
Fortress Invest Group LLC (FIG)
     5.750%, 10/7/15                                            152          154
Green Tree Credit Solutions LLC
     8.000%, 12/18/15                                           505          508
International Lease Finance Corp.
     (Delos Aircraft, Inc.)
     Tranche 1, 6.750%, 3/17/15                               1,838        1,851
iStar Financial, Inc.
     Tranche A-1 5.000%, 6/28/13                              1,000          992
     Tranche A-2 7.000%, 6/30/14                                846          846
Nuveen Investments, Inc.
     3.305%, 11/13/14                                         1,380        1,328
     5.806%, 5/13/17                                          2,045        2,054
Pinafore LLC (Tomkins, LLC)
     Tranche B-1, 4.250%, 9/29/16                               443          445
Pinnacle Foods Finance LLC
     2.760%, 4/2/14                                           1,730        1,726
Re/Max International, Inc.
     5.500%, 4/16/16                                            923          926
Realogy Corp.
     0.100%, 10/10/16                                           106          100
     4.560%, 10/10/16                                           625          589
Richard Ellis (CB) Group, Inc.
     Tranche B, 3.510%, 11/10/16                                995          997
Richard Ellis (CB) Services
     Tranche B, 3.510%, 9/4/19                                1,000        1,000
Synatech Technologies, Inc.
     (Synagro Technologies, Inc.)
     0.255%, 4/2/14                                             790          738
TransUnion LLC 4.750%, 2/10/18                                1,555        1,564
                                                                         -------
                                                                          25,913
                                                                         -------

HEALTH CARE--11.4%
Ardent Health Services LLC
     6.500%, 9/15/15                                            892          896
Aveta, Inc. Tranche NAMM
     8.500%, 4/14/15                                            450          453
     Tranche MMM 8.500%, 4/14/15                                450          453
Axcan Intermediate Holdings,
     Inc. 5.500%, 2/10/17                                     1,042        1,041
Bausch & Lomb, Inc.
     Tranche DD, 3.500%, 4/24/15                                289          289
     3.530%, 4/24/15                                          1,190        1,190
Biomet, Inc.
     Tranche B, 3.270%, 3/25/15                               2,489        2,490
Butler Animal Health Supply LLC
     5.500%, 12/31/15                                           741          743
Catalent Pharma Solutions, Inc.
     2.500%, 4/10/14                                            987          963
Community Health Systems, Inc.
     Tranche DD, 2.560%, 7/25/14                                 71           70
     2.560%, 7/25/14                                          1,380        1,367
     3.810%, 1/25/17                                            893          893
ConvaTec Ltd. 5.750%, 12/22/16                                  998        1,001
CRC Health Corp.
     Tranche B-2 4.810%, 11/16/15                             1,488        1,468
DaVita, Inc. Tranche B
     4.500%, 10/20/16                                           998        1,004
Generic Drug Holdings, Inc.
     6.500%, 4/8/16                                             835          826
     Tranche DD, 6.500%, 4/8/16                                 115          114
Grifols SA 0.000%, 10/10/16                                   1,000        1,009
HCA, Inc.
     Tranche A-1, 1.560%, 11/16/12                              826          822
     Tranche B-2, 3.560%, 3/31/17                             1,850        1,849
HCR Manorcare LLC
     0.000%, 2/28/18                                            833          821
Health Management Associates,
     Inc. Tranche B, 2.060%, 2/28/14                          1,808        1,792
Houghton International, Inc.
     Tranche B-1 6.750%, 1/29/16                              1,095        1,106
IM U.S. Holdings LLC (Alere, Inc.)
     2.250%, 6/26/14                                            997          986
     2.250%, 6/26/15                                          2,000        1,986
Kindred Healthcare, Inc.
     0.000%, 4/9/18                                           1,250        1,252
Medical Card Systems, Inc.
     12.000%, 9/17/15                                           257          272
MultiPlan, Inc.
     Tranche B-1 4.750%, 8/26/17                                961          964
National Mentor Holdings, Inc.
     Tranche B 7.000%, 2/9/17                                 1,000          982
National Specialty Hospitals, Inc.
     Tranche DD 7.500%, 2/3/17                                  223          222
     8.250%, 2/3/17                                           1,277        1,272
NBTY, Inc. Tranche B-1
     4.250%, 10/1/17                                            963          966
Onex Carestream Health,
     Finance LLP 5.000%, 2/25/17                                750          737
RehabCare Group, Inc.
     Tranche B, 6.000%, 11/24/15                                844          845
Renal Advantage Holdings, Inc.
     Tranche B, 5.750%, 12/17/16                                998        1,009
Res-Care, Inc.
     Tranche B, 7.250%, 12/22/16                              1,496        1,504

        For information regarding the Key Investment Terms, see page 4.

                        See Notes to Financial Statements

                        VIRTUS SENIOR FLOATING RATE FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

                                                              PAR
                                                             VALUE        VALUE
                                                            -------      -------
HEALTH CARE--CONTINUED
Select Medical Corp.
     Tranche B-1, 4.060%, 8/22/14                           $   733      $   735
Sheridan Healthcare, Inc.
     Tranche B, 4.060%, 6/15/14                                 299          298
Smile Brands, Inc.
Tranche B, 7.250%, 12/21/17                                     748          751
Universal Health Services, Inc.
     Tranche B 4.000%, 11/15/16                               1,670        1,682
Vanguard Health Holding Co., LLC
     5.000%, 1/29/16                                          1,462        1,469
Viking Acquisition, Inc.
     6.000%, 11/5/16                                          1,017        1,015
Warner Chilcott Corp.
     Tranche B-1 4.250%, 3/15/18                                457          461
     Tranche B-2 4.250%, 3/15/18                                229          230
     Tranche B-3 4.250%, 3/15/18                                314          317
                                                                         -------
                                                                          42,615
                                                                         -------

INDUSTRIALS--8.3%
Advanced Disposal Services, Inc.
     Tranche B, 6.000%, 1/14/15                               1,481        1,485
Alliance Laundry Holdings, Inc.
     6.250%, 9/30/16                                          1,106        1,119
Altegrity, Inc. (U.S. Investigations
     Services, Inc.) 3.060%, 2/21/15                          1,579        1,565
ARAMARK Corp. Letter of Credit 2,
     0.905%, 7/26/16                                             33           33
     Tranche B, 3.560%, 7/26/16                                 496          497
Brock Holdings Ill, Inc.
     6.000%, 3/16/17                                            385          386
     10.000%, 3/16/18                                           450          464
Bucyrus International, Inc.
     Tranche C, 4.250%, 2/19/16                                 794          796
Ceridian Corp. 3.250%, 11/9/14                                2,046        1,998
CHG Healthcare Services, Inc.
     7.250%, 10/7/16                                          1,362        1,380
Douglas Dynamics LLC
     0.000%, 3/8/18                                           1,000          997
Goodman Global, Inc.
     5.750%, 10/28/16                                         1,759        1,769
     9.000%, 10/30/17                                           542          559
Harland Clarke Holdings Corp.
     Tranche B, 2.786%, 6/30/14                               2,187        2,087
Hawker Beechcraft Acquisition Co.,
     LLC Letter of Credit,
     0.275%, 3/26/14                                            110           97
     2.280%, 3/26/14                                          1,782        1,576
Holdings Gaming Borrower LP
     Tranche B-1, 12.000%, 6/30/15                               80           84
Intelligrated, Inc. 7.500%, 2/17/17                           1,000          996
Manitowoc Co., Inc. (The)
     Tranche B, 8.000%, 11/6/14                                 347          350
Protection One, Inc.
     6.000%, 6/4/16                                           1,285        1,286
Quad/Graphics, Inc.
     Tranche B, 5.500%, 7/2/16                                  993          994
ServiceMaster Co. (The)
     Tranche DD, 2.750%, 7/24/14                                172          169
     2.777%, 7/24/14                                          1,730        1,701
SI Organization, Inc.
     4.500%, 11/22/16                                           998        1,003
Swift Transportation Co., Inc. (The)
     6.000%, 12/21/16                                         1,533        1,544
Transdigm Group, Inc.
     4.000%, 2/14/17                                          2,993        3,016
Vertrue LLC 5.310%, 8/16/14                                     939          841
Waste Industries USA, Inc.
     Tranche B 4.750%, 3/17/17                                1,000        1,004
Zuffa LLC 7.500%, 6/19/15                                     1,022        1,034
                                                                         -------
                                                                          30,830
                                                                         -------

INFORMATION TECHNOLOGY--12.8%
Applied Systems, Inc.
     5.500%, 12/8/16                                            998        1,003
     9.250%, 6/8/17                                             334          340
Aspect Software, Inc.
     Tranche B, 6.250%, 5/7/16                                  990        1,001
Attachmate Corp.
     0.000%, 2/3/17                                           2,000        1,989
Autotrader.com, Inc.
     Tranche B 4.750%, 12/15/16                               1,197        1,205
Avaya, Inc. Tranche B-1
     3.060%, 10/24/14                                         1,237        1,201
     Tranche B-3
     4.810%, 10/26/17                                         1,984        1,937
AVG Technologies N.V.
     7.500%, 3/15/16                                          1,150        1,133
BOC Edwards 0.000%, 5/31/16                                   1,000          998
CCC Information Services
     5.500%, 11/11/15                                           675          678
CDW LLC 4.010%, 10/10/14                                      1,835        1,832
     4.500%, 7/15/17                                          1,082        1,081
CommScope, Inc.
     5.000%, 1/14/18                                          1,530        1,544
Communications & Power
     Industries, Inc. (CPI)
     0.000%, 2/13/17                                          1,250        1,253
Data Device Corp. (ILC)
     7.250%, 12/23/16                                           632          633
DynCorp International LLC
     6.250%, 7/7/16                                             933          940
Fibertech Networks LLC
     6.750%, 11/30/16                                           192          193
Fidelity National Information Services, Inc.
     Tranche B, 5.250%, 7/18/16                               1,279        1,289
First Data Corp.
     Tranche B-3, 3.000%, 9/24/14                             3,174        3,046
Freescale Semiconductor, Inc.
     4.510%, 12/1/16                                          2,593        2,582
Infor Enterprise Solutions Holdings, Inc.
     Tranche DD, 6.500%, 3/2/14                                 202          187
     6.500%, 3/2/14                                             348          323
     0.250%, 7/28/15                                            973          966
     Tranche DD 6.000%, 7/28/15                                 508          504
Instant Web, Inc.
     3.630%, 8/7/14                                             677          581
     Tranche DD 3.630%, 8/7/14                                   71           61
Interactive Data Corp.
     Tranche B 4.750%, 2/11/18                                2,490        2,498
MedAssets, Inc.
     5.250%, 11/16/16                                           998        1,005
Microsemi Corp.
     4.000%, 11/2/17                                            998        1,004
MLM Holdings, Inc.
     7.000%, 12/1/16                                            995          998
MSCI, Inc. Tranche B-1
     3.750%, 3/14/17                                            165          166
NDS Finance Ltd.
     Tranche B 4.000%, 3/10/18                                1,225        1,224
NuSil Technology LLC
     Tranche B, 6.250%, 2/18/15                                 335          335
RedPrairie Corp.
     6.000%, 3/24/16                                          1,238        1,243
Reynolds & Reynolds Co.
     (The) 5.250%, 4/21/17                                    1,835        1,837
Rovi Corp.
     Tranche A 2.850%, 2/7/16                                   500          501
     Tranche A 4.000%, 2/7/18                                   500          504
Scitor Corp. 5.000%, 2/15/17                                    948          955
SonicWALL, Inc.
     8.375%, 1/23/16                                          1,003        1,012
Sorenson Communications, Inc.
     Tranche C 0.000%, 8/16/13                                  500          478
Spansion LLC 6.250%, 2/9/15                                     712          719
Springboard Finance LLC
     7.000%, 2/23/15                                            808          811
SSI Investments II Ltd.
     6.500%, 5/26/17                                            933          946
Sungard Data Systems, Inc.
     Tranche A, 2.005%, 2/28/14                                  22           22
     Tranche B, 3.920%, 2/28/16                               1,207        1,211
Transaction Network Services,
Inc. 6.000%, 11/18/15                                           296          297
Vertafore, Inc.
     5.250%, 7/29/16                                          1,496        1,502
                                                                         -------
                                                                          47,768
                                                                         -------

MATERIALS--7.8%
Anchor Glass Container Corp.
     6.000%, 3/2/16                                             551          557
     10.000%, 9/2/16                                            715          732
Armstrong World Industries,
     Inc. 4.000%, 3/10/18                                     1,500        1,510
AZ Chem U S, Inc.
     4.750%, 11/21/16                                           987          992
Baker (J.T.) Holdings, Inc.
     (Avantor) 6.250%, 10/7/16                                  209          211
Berry Plastics Group, Inc.
     Tranche C, 2.310%, 4/3/15                                1,235        1,187
Building Materials
     Holding Corp. of America
     3.000%, 2/22/14                                            131          131
Celanese Holdings LLC
     Tranche C, 3.300%, 10/31/16                              2,305        2,321
Chemtura Corp.
     5.500%, 8/29/16                                            500          506
CPG International, Inc.
     Tranche B 6.000%, 2/18/17                                  998        1,000
Diversey, Inc.
     Tanche B 4.000%, 11/24/15                                  214          215
General Chemical Corp.
     Tranche B 5.000%, 10/6/15                                1,579        1,586
Graham Packaging
     Tranche D, 6.000%, 9/23/16                                 498          503
Hoffmaster Group, Inc.
     7.000%, 6/2/16                                           1,472        1,476
Ineos Holdings Ltd.
     Tranche B-2,
     7.500%, 12/16/13                                           364          377

        For information regarding the Key Investment Terms, see page 4.

                        See Notes to Financial Statements

                        VIRTUS SENIOR FLOATING RATE FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

                                                              PAR
                                                             VALUE       VALUE
                                                            -------     --------
MATERIALS--CONTINUED
     Tranche C-2, 8.000%,
     12/16/14                                               $   416     $    433
JMC Steel Group
     4.750%, 4/1/17                                             340          342
Momentive Performance
     Materials
     Tranche B-1B 3.750%, 5/5/15                              1,987        1,971
Momentive Specialty
     Chemicals, Inc.
     Tranche C-1B,
     4.060%, 5/5/15                                           1,095        1,087
     Tranche C-2B,
     4.060%, 5/5/15                                             470          467
Nalco Co. Tranche B-1,
     4.500%, 10/5/17                                          1,496        1,512
New Sunward Holding BV
     Tranche B, 4.810%, 2/14/14                                 613          576
Noranda Aluminum
     Acquisition Corp.
     Tranche B, 2.000%, 5/18/14                                 238          237
Novelis, Inc.
     Tranche B 4.000%, 3/10/17                                  574          576
Omnova Solutions, Inc.
     5.750%, 5/31/17                                            998        1,006
PQ Corp. 3.520%, 7/30/14                                      1,985        1,939
Smurfit-Stone Container
     Enterprise 6.750%, 7/15/16                               1,411        1,417
Solutia, Inc.
     Tranche 1, 3.500%, 8/1/17                                  506          510
Styron S.A.R.L.
     6.000%, 8/2/17                                           1,579        1,591
Univar, Inc.
     Tranche B 5.000%, 6/30/17                                1,995        2,005
                                                                        --------
                                                                          28,973
                                                                        --------

TELECOMMUNICATION SERVICES--5.3%
Knology, Inc.
     Tranche B 4.000%, 8/18/17                                1,500        1,502
Level 3 Communications, Inc.
     Tranche A, 2.550%, 3/13/14                               2,450        2,383
     Tranche B 11.500%, 3/13/14                                  70           75
MetroPCS Wireless, Inc.
     Tranche B-1 4.100%, 11/3/13                                406          407
     Tranche B-3 4.030%, 3/19/18                                998          998
nTelos, Inc.
     Tranche B 4.000%, 8/7/15                                 1,461        1,467
Presidio, Inc. 0.000%, 3/31/17                                1,500        1,477
RCN Corp. 0.000%, 8/26/16                                     1,147        1,151
Securus Technologies
     Holdings, Inc.
     8.000%, 10/31/14                                           574          583
Syniverse Holdings, Inc.
     5.250%, 12/21/17                                         1,496        1,506
TowerCo Finance LLC
     5.250%, 2/2/17                                           2,500        2,519
tw Telecom Holdings, Inc.
     Tranche B-2,
     3.500%, 12/30/16                                           458          460
U.S. TelePacific Corp.
     5.750%, 2/23/17                                          1,000        1,003
Univision Communications, Inc.
     4.500%, 3/31/17                                          2,266        2,215
Vonage America, Inc. /
     Vonage Holdings Corp.
     9.750%, 12/14/15                                           370          370
West Corp.Tranche B-4
     4.620%, 7/15/16                                          1,479        1,487
                                                                        --------
                                                                          19,603
                                                                        --------

UTILITIES--1.2%
Equipower Resources Corp.
     Tranche B 5.750%, 1/26/18                                1,018        1,029
New Development Holdings
     LLC 4.500%, 4/1/18                                       2,000        2,011
NRG Energy, Inc.
     Letter of Credit
     2.060%, 2/1/13                                             306          305
     2.060%, 2/1/13                                             260          259
Texas Competitive Electric
     Holdings Co., LLC
     Tranche B-3,
     3.770%, 10/10/14                                           981          825
                                                                        --------
                                                                           4,429
                                                                        --------
TOTAL LOAN AGREEMENTS
(IDENTIFIED COST $310,815)                                               316,173
                                                                        --------

TOTAL LONG-TERM INVESTMENTS--96.7%
(IDENTIFIED COST $352,541)                                               359,713
                                                                        --------

                                                           SHARES
                                                         ----------
SHORT-TERM INVESTMENTS--9.6%

MONEY MARKET MUTUAL FUNDS--9.6%
BlackRock Liquidity Funds
     TempFund Portfolio --
     Institutional Shares
     (seven-day effective
     yield 0.150%)                                       35,551,187       35,551
                                                                       ---------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $35,551)                                                 35,551
                                                                       ---------
TOTAL INVESTMENTS--106.3%
(IDENTIFIED COST $388,092)                                               395,264(1)

Other Assets and Liabilities--(6.3)%                                     (23,344)
                                                                       ---------
NET ASSETS--100.0%                                                     $ 371,920
                                                                       =========

ABBREVIATION:

PIK   Payment-in-Kind Security

FOOTNOTE LEGEND:

(1)   Federal Income Tax Information: For tax information at March 31, 2011, see
      Note 11, Federal Income Tax Information in the Notes to Financial Statements.

(2) Variable or step coupon security; interest rate shown reflects the rate in effect at March 31, 2011.

(3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, these securities amounted to a value of $21,829 or 5.7% of net assets.

(4) Regulation S Security. Security is offered and sold outside of the United States.

COUNTRY WEIGHTINGS+
-------------------------------------------------------------------------------
United States (includes short-term investments)                              91%
Canada                                                                        1
Germany                                                                       1
Japan                                                                         1
Switzerland                                                                   1
United Kingdom                                                                1
Venezuela                                                                     1
Other                                                                         3
                                                                            ---
Total                                                                       100%
                                                                            ---

+     % of total investments as of March 31, 2011

FOREIGN CURRENCIES:

CAD   Canadian Dollar

        For information regarding the Key Investment Terms, see page 4.

                        See Notes to Financial Statements

                        VIRTUS SENIOR FLOATING RATE FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund's investments as of March 31, 2011 (See Security Valuation Note 2A in the Notes to Financial Statements).

                                                                 Level 2 --    Level 3 --
                                   Total Value     Level 1 --   Significant    Significant
                                        at           Quoted      Observable   Unobservable
                                  March 31, 2011     Prices        Inputs        Inputs
                                  --------------   ----------   -----------   ------------
INVESTMENTS IN SECURITIES:
Debt Securities:
  Asset-Backed Securities         $        1,195   $       --   $     1,195   $         --
  Corporate Bonds                         37,206           --        37,206             --
  Foreign Government Securities            5,139           --         5,139             --
  Loan Agreements                        316,173           --       315,827            352
Equity Securities:
  Short-Term Investments                  35,551       35,551            --             --
                                  --------------   ----------   -----------   ------------
Total Investments                 $      395,264   $   35,551   $   359,361   $        352
                                  ==============   ==========   ===========   ============

The following is a reconciliation of assets of the Fund, for Level 3 investments for which significant unobservable inputs were used to determine fair value:

                                                                 Loan Agreements
                                                                 ---------------
BALANCE AS OF SEPTEMBER 30, 2010:                                $           345
  Accrued discounts (premiums)(a)                                              5
  Realized gain (loss)(b)                                                     --
  Change in unrealized appreciation (depreciation)(b)                          2
  Net purchases (sales)(c)                                                    --
  Transfers in and/or out of Level 3(d)                                       --
                                                                 ---------------
BALANCE AS OF MARCH 31, 2011:                                    $           352
                                                                 ===============

(a)   Disclosed in the Statement of Operations under interest income.

(b) Disclosed in the Statement of Operations under Net realized and unrealized gain (loss) on investments.

(c)   Includes paydowns, if any.

(d) "Transfers in and/or out" represent the ending value as of March 31, 2011, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

        For information regarding the Key Investment Terms, see page 4.

                        See Notes to Financial Statements

                           VIRTUS OPPORTUNITIES TRUST
                      STATEMENTS OF ASSETS AND LIABILITIES
                                 MARCH 31, 2011
                                   (UNAUDITED)

(Amounts reported in thousands except shares and per share amounts)

                                                                                   GLOBAL           GLOBAL            GLOBAL
                                                    BOND        CA TAX-EXEMPT    COMMODITIES    INFRASTRUCTURE    OPPORTUNITIES
                                                    FUND          BOND FUND      STOCK FUND          FUND              FUND
                                                 -----------    -------------    -----------    --------------    -------------
ASSETS
Investment in securities at value(1) (2).....    $   160,136    $      53,405    $     1,621    $       69,354    $      64,433
Foreign currency at value(3) ................             --               --             --                --(4)            10
Receivables
  Investment securities sold ................          3,591               --              7                --               --(4)
  Fund shares sold ..........................            128                1             --               127                2
  Receivable from adviser ...................             --               --              4                --               --
  Dividends and interest receivable .........          1,370              806              1                91              314
  Tax reclaims ..............................             --               --             --                16               49
Trustee retainer ............................              1               --(4)          --                 1                1
Prepaid expenses ............................             25               14             --                20               18
Unrealized appreciation on forward
  currency contracts ........................             --               --             --                --                4
                                                 -----------    -------------    -----------    --------------    -------------
    Total assets ............................        165,251           54,226          1,633            69,609           64,831
                                                 -----------    -------------    -----------    --------------    -------------
LIABILITIES
Payables
  Fund shares repurchased ...................             82               19             --                71               34
  Investment securities purchased ...........         11,653               --              2                --              119
  Collateral on securities loaned ...........          2,905               --             --                --            2,010
  Foreign capital gain taxes payable ........             --               --             --                --              192
  Dividend distributions ....................             --              105             --                --               --
  Investment advisory fee ...................             32                9             --                38               32
  Distribution and service fees .............             22                6             --(4)             11               14
  Administration fee ........................             19                7             --(4)              9                8
  Transfer agent fees and expenses ..........             26                5             --(4)             17               22
  Trustees' fee and expenses ................             --               --             --(4)             --               --
  Professional fee ..........................             22               20              2                19               13
  Other accrued expenses ....................             19                5              3                 9               11
Unrealized depreciation on forward
  currency contracts ........................             --               --             --                --              147
                                                 -----------    -------------    -----------    --------------    -------------
    Total liabilities .......................         14,780              176              7               174            2,602
                                                 -----------    -------------    -----------    --------------    -------------
NET ASSETS ..................................    $   150,471    $      54,050    $     1,626    $       69,435    $      62,229
                                                 ===========    =============    ===========    ==============    =============
NET ASSETS CONSIST OF:
  Capital paid in on shares of
    beneficial interest .....................    $   159,529    $      55,014    $     1,500    $       71,319    $      73,896
  Accumulated undistributed net
    investment income (loss) ................             89               53             --(4)            (15)             738
  Accumulated undistributed net
    realized gain (loss) ....................        (14,976)             (75)             8           (14,665)         (24,933)
  Net unrealized appreciation
    (depreciation) on investments ...........          5,829             (942)           118            12,796           12,528
                                                 -----------    -------------    -----------    --------------    -------------
NET ASSETS ..................................    $   150,471    $      54,050    $     1,626    $       69,435    $      62,229
                                                 ===========    =============    ===========    ==============    =============
CLASS A
Net asset value (net assets/shares
  outstanding) per share ....................    $     11.03    $       11.53    $     10.84    $        11.86    $        8.31
Maximum offering price per share
  NAV/(1-4.75%) .............................    $     11.58    $       12.11    $        --    $           --    $          --
Maximum offering price per share
  NAV/(1-5.75%) .............................    $        --    $          --    $     11.50    $        12.58    $        8.82
Shares of beneficial interest
  outstanding, unlimited
  authorization(5) ..........................      5,745,558        2,458,635         10,000         2,061,154        7,248,296
Net Assets ..................................    $    63,394    $      28,347    $       109    $       24,455    $      60,221

CLASS B
Net asset value (net assets/shares
  outstanding) and offering price
  per share .................................    $     10.79    $          --    $        --    $           --    $        7.45
Shares of beneficial interest
  outstanding, unlimited
  authorization(5) ..........................        176,310               --             --                --          161,372
Net Assets ..................................    $     1,902    $          --    $        --    $           --    $       1,202

CLASS C
Net asset value (net assets/shares
  outstanding) and offering price
  per share .................................    $     10.82    $          --    $     10.84    $        11.84    $        7.41
Shares of beneficial interest
  outstanding, unlimited
  authorization(5) ..........................        763,317               --         10,000           580,199          108,817
Net Assets ..................................    $     8,259    $          --    $       108    $        6,870    $         806

CLASS I
Net asset value (net assets/shares
  outstanding) and offering price
  per share .................................    $     11.16    $       11.52    $     10.84    $        11.87    $          --
Shares of beneficial interest outstanding,
  unlimited authorization(5) ................      6,890,428        2,231,029        130,000         3,211,558               --
Net Assets ..................................    $    76,916    $      25,703    $     1,409    $       38,110    $          --

(1) Investment in securities at cost ........    $   154,307    $      54,347    $     1,503    $       56,559    $      51,572
(2) Market value of securities on loan ......          2,793               --             --                --            1,948
(3) Foreign currency at cost ................             --               --             --                --(4)            10
(4) Amount is less than $500 (not reported in thousands)
(5) All Funds except the Bond Fund have no par value. The Bond Fund has a par value of $1.00.

                       See Notes to Financial Statements

                           VIRTUS OPPORTUNITIES TRUST
                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
                                 MARCH 31, 2011
                                   (UNAUDITED)

(Amounts reported in thousands except shares and per share amounts)

                                             GLOBAL           GREATER ASIA            GREATER                       INTERNATIONAL
                                          REAL ESTATE           EX-JAPAN              EUROPEAN          HIGH YIELD     EQUITY
                                        SECURITIES FUND    OPPORTUNITIES FUND    OPPORTUNITIES FUND        FUND         FUND
                                        ---------------    ------------------    ------------------    -----------  -------------
ASSETS
Investment in securities at
  value(1) (2) ........................ $         4,257    $           13,361    $            5,610    $   107,206  $      16,717
Foreign currency at value(3) ..........              --(4)                118                     2             --              9
Receivables
  Investment securities sold ..........              10                     2                    31            606             --
  Fund shares sold ....................             154                   222                    --             32          4,109
  Receivable from adviser .............               4                     5                     2             --             --
  Dividends and interest receivable ...              12                    58                    25          1,912             65
  Tax reclaims ........................              --(4)                 --                    13             --             11
Trustee retainer ......................              --(4)                 --(4)                 --(4)           1             --(4)
Prepaid expenses ......................              27                    26                    26             23             27
Unrealized appreciation on
  forward currency contracts ..........              --                    30                     3             --             --
                                        ---------------    ------------------    ------------------    -----------  -------------
    Total assets ......................           4,464                13,822                 5,712        109,780         20,938
                                        ---------------    ------------------    ------------------    -----------  -------------
LIABILITIES
Payables
  Fund shares repurchased .............              --                    --(4)                 --             21             --
  Investment securities purchased .....              82                   698                    76          2,881             --
  Collateral on securities loaned .....              --                   129                   234          7,001             --
  Foreign capital gain taxes payable ..              --                    84                    --             --             --
  Investment advisory fee .............              --                    --                    --             36              1
  Distribution and service fees .......               1                     3                     1             23             --(4)
  Administration fee ..................               1                     2                     1             12              2
  Transfer agent fees and expenses ....               1                     1                    --(4)          32              1
  Professional fee ....................              17                    16                    18             24             14
  Other accrued expenses ..............               5                    19                     4             11              9
Unrealized depreciation on forward
  currency contracts ..................              --                    57                    97             --             84
                                        ---------------    ------------------    ------------------    -----------  -------------
    Total liabilities .................             107                 1,009                   431         10,041            111
                                        ---------------    ------------------    ------------------    -----------  -------------
NET ASSETS ............................ $         4,357    $           12,813    $            5,281    $    99,739  $      20,827
                                        ===============    ==================    ==================    ===========  =============
NET ASSETS CONSIST OF:
  Capital paid in on shares of
    beneficial interest ............... $         3,064    $           10,620    $            3,965    $   144,789  $      19,654
  Accumulated undistributed net
    investment income (loss) ..........            (174)                  125                   (19)           122            101
  Accumulated undistributed net
    realized gain (loss) ..............             142                     4                   140        (45,233)           143
  Net unrealized appreciation
    (depreciation) on investments .....           1,325                 2,064                 1,195             61            929
                                        ---------------    ------------------    ------------------    -----------  -------------
NET ASSETS ............................ $         4,357    $           12,813    $            5,281    $    99,739  $      20,827
                                        ===============    ==================    ==================    ===========  =============
CLASS A
Net asset value (net assets/shares
  outstanding) per share .............. $         20.47    $            14.95    $            12.82    $      4.22  $       11.08
Maximum offering price per share
  NAV/(1-4.75%) ....................... $            --    $               --    $               --    $      4.43  $          --
Maximum offering price per share
  NAV/(1-5.75%) ....................... $         21.72    $            15.86    $            13.60    $        --  $       11.76
Shares of beneficial interest
  outstanding, no par value,
  unlimited authorization .............         169,143               786,535               389,085     22,968,937         11,133
Net Assets ............................ $         3,462    $           11,762    $            4,989    $    96,840  $         123

CLASS B
Net asset value (net assets/shares
  outstanding) and offering price
  per share ........................... $            --    $               --    $               --    $      4.13  $          --
Shares of beneficial interest
  outstanding, no par value,
  unlimited authorization .............              --                    --                    --        145,490             --
Net Assets ............................ $            --    $               --    $               --    $       601  $          --

CLASS C
Net asset value (net assets/shares
  outstanding) and offering price
  per share ........................... $         20.39    $            14.86    $            12.76    $      4.16  $       11.04
Shares of beneficial interest
  outstanding, no par value,
  unlimited authorization .............          20,573                16,048                12,337        551,946         10,000
Net Assets ............................ $           419    $              239    $              158    $     2,298  $         111

CLASS I
Net asset value (net assets/shares
  outstanding) and offering price
  per share ........................... $         20.51    $            14.98    $            12.85    $        --  $       11.09
Shares of beneficial interest
  outstanding, no par value,
  unlimited authorization .............          23,185                54,200                10,461             --      1,856,661
Net Assets ............................ $           476    $              812    $              134    $        --  $      20,593

(1) Investment in securities at cost .. $         2,932    $           11,193    $            4,322    $   107,145  $      15,704
(2) Market value of securities
     on loan...........................              --                   128                   222          6,754             --
(3) Foreign currency at cost ..........              --(4)                112                     2             --              9
(4) Amount is less than $500 (not reported in thousands)

                       See Notes to Financial Statements

                           VIRTUS OPPORTUNITIES TRUST
                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
                                 MARCH 31, 2011
                                   (UNAUDITED)

(Amounts reported in thousands except shares and per share amounts)

                                                                 INTERNATIONAL                       MULTI-SECTOR       SENIOR
                                                                  REAL ESTATE      MARKET NEUTRAL    FIXED INCOME    FLOATING RATE
                                                                SECURITIES FUND         FUND             FUND            FUND
                                                                ---------------    --------------    ------------    -------------
ASSETS
Investment in securities at value(1) ...................        $        28,667    $       75,968    $    224,345    $     395,264
Foreign currency at value(2) ...........................                     --               266               9               12
Cash ...................................................                     --                25               7               27
Deposits with broker for securities sold short .........                     --            73,709              --               --
Receivables
  Investment securities sold ...........................                     --(4)          4,450           1,214            4,406
  Fund shares sold .....................................                     26                69             739            7,208
  Dividends and interest receivable ....................                    118                74           3,565            1,687
  Tax reclaims .........................................                     30                 2              --               --
Trustee retainer .......................................                     --(4)              1               2                3
Prepaid expenses .......................................                     17                25              36               60
                                                                ---------------    --------------    ------------    -------------
    Total assets .......................................                 28,858           154,589         229,917          408,667
                                                                ---------------    --------------    ------------    -------------
LIABILITIES
Securities sold short at value(3) ......................                     --            74,351              --               --
Payables
  Fund shares repurchased ..............................                      1               538             465              876
  Investment securities purchased ......................                    170             4,428           3,780           35,011
  Dividend distributions ...............................                     --                --             372              450
  Dividends on short sales .............................                     --               134              --               --
  Investment advisory fee ..............................                     18                78             104              171
  Distribution and service fees ........................                      1                 7              94              104
  Administration fee ...................................                      4                10              27               42
  Transfer agent fees and expenses .....................                      2                15              49               46
  Professional fee .....................................                     17                23              24               25
  Other accrued expenses ...............................                      4                13              21               22
                                                                ---------------    --------------    ------------    -------------
    Total liabilities ..................................                    217            79,597           4,936           36,747
                                                                ---------------    --------------    ------------    -------------
NET ASSETS .............................................        $        28,641    $       74,992    $    224,981    $     371,920
                                                                ===============    ==============    ============    =============
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest .....        $        48,412    $       93,821    $    213,206    $     365,573
  Accumulated undistributed net investment income
    (loss) .............................................                 (2,430)           (1,039)            586           (2,945)
  Accumulated undistributed net realized gain (loss) ...                (24,389)          (21,261)         (2,425)           2,120
  Net unrealized appreciation (depreciation)
    on investments .....................................                  7,048            11,011          13,614            7,172
  Net unrealized appreciation
   (depreciation) on securities sold short .............                     --            (7,540)             --               --
                                                                ---------------    --------------    ------------    -------------
NET ASSETS .............................................        $        28,641    $       74,992    $    224,981    $     371,920
                                                                ===============    ==============    ============    =============
CLASS A
Net asset value (net assets/shares
  outstanding) per share ...............................        $          6.24    $         9.91    $      10.98    $        9.91
Maximum offering price per share
  NAV/(1-4.75%) ........................................        $            --    $           --    $      11.53    $       10.40
Maximum offering price per share
  NAV/(1-5.75%) ........................................        $          6.62    $        10.51    $         --    $          --
Shares of beneficial interest outstanding,
  no par value, unlimited authorization ................                593,721         1,685,384      12,317,611       19,184,109
Net Assets .............................................        $         3,703    $       16,706    $    135,296    $     190,206

CLASS B
Net asset value (net assets/shares
  outstanding) and offering price per share ............        $            --    $         9.36    $      10.97    $          --
Shares of beneficial interest outstanding,
  no par value, unlimited authorization ................                     --            46,916       1,118,005               --
Net Assets .............................................        $            --    $          439    $     12,259    $          --

CLASS C
Net asset value (net assets/shares
  outstanding) and offering price per share ............        $          6.23    $         9.32    $      11.06    $        9.93
Shares of beneficial interest outstanding,
  no par value, unlimited authorization ................                114,272           360,191       5,947,289        8,335,555
Net Assets .............................................        $           712    $        3,358    $     65,753    $      82,736

CLASS I
Net asset value (net assets/shares
  outstanding) and offering price per share ............        $          6.23    $         9.94    $      10.98    $        9.91
Shares of beneficial interest outstanding,
  no par value, unlimited authorization ................              3,885,631         5,483,651       1,062,863        9,990,021
Net Assets .............................................        $        24,226    $       54,489    $     11,673    $      98,978

(1) Investment in securities at cost ...................        $        21,623    $       64,982    $    210,746    $     388,092
(2) Foreign currency at cost ...........................                     --               242               9               12
(3) Proceeds from securities sold short ................                     --            66,811              --               --
(4) Amount is less than $500 (not reported in thousands)

                       See Notes to Financial Statements

                           VIRTUS OPPORTUNITIES TRUST
                            STATEMENTS OF OPERATIONS
                         SIX MONTHS ENDED MARCH 31, 2011
                                   (UNAUDITED)

($ reported in thousands)

                                                                              GLOBAL
                                                                            COMMODITIES        GLOBAL           GLOBAL
                                                 BOND      CA TAX-EXEMPT       STOCK       INFRASTRUCTURE    OPPORTUNITIES
                                                 FUND        BOND FUND        FUND(2)           FUND             FUND
                                                -------    -------------    -----------    --------------    -------------
INVESTMENT INCOME
  Dividends ................................    $    13    $           1    $         1    $        1,140    $         615
  Interest .................................      4,281            1,368             --                --(1)            --
  Security lending .........................          9               --             --                --                1
  Foreign taxes withheld ...................         --               --             --(1)            (52)              (5)
                                                -------    -------------    -----------    --------------    -------------
    Total investment income ................      4,303            1,369              1             1,088              611
                                                -------    -------------    -----------    --------------    -------------
EXPENSES
  Investment advisory fees .................        391              127              1               224              261
  Service fees, Class A ....................         81               37             --(1)             31               74
  Distribution and service fees, Class B ...         12               --             --                --                6
  Distribution and service fees, Class C ...         42               --             --(1)             35                4
  Administration fees ......................        123               40             --(1)             49               44
  Transfer agent fee and expenses ..........         97               20             --(1)             48               69
  Custodian fees ...........................         10                1             --(1)             22               17
  Printing fees and expenses ...............         11                4              1                 7                6
  Professional fees ........................         16               18              2                15               19
  Registration fees ........................         25               12              2                18               20
  Trustees' fee and expenses ...............          6                2             --(1)              3                2
  Miscellaneous expenses ...................         11                3             --(1)              4                4
                                                -------    -------------    -----------    --------------    -------------
    Total expenses .........................        825              264              6               456              526
  Less expenses reimbursed and/or
    waived by investment adviser ...........       (169)             (58)            (5)               --              (43)
                                                -------    -------------    -----------    --------------    -------------
    Net expenses ...........................        656              206              1               456              483
                                                -------    -------------    -----------    --------------    -------------
  NET INVESTMENT INCOME (LOSS) .............      3,647            1,163             --               632              128
                                                -------    -------------    -----------    --------------    -------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
  Net realized gain (loss) on investments...      3,849              291              6              (432)           4,593
  Net realized gain (loss) on foreign
    currency transactions ..................         --               --              2                --(1)          (207)
  Net change in unrealized appreciation
    (depreciation) on investments ..........     (6,190)          (4,204)           118             7,650              149
  Net change in unrealized appreciation
    (depreciation) on foreign currency
    translation ............................         --               --             --(1)              5             (107)
  Net change in foreign taxes on
    unrealized capital gains ...............         --               --             --                --               15
                                                -------    -------------    -----------    --------------    -------------
NET GAIN (LOSS) ON INVESTMENTS .............     (2,341)          (3,913)           126             7,223            4,443
                                                -------    -------------    -----------    --------------    -------------
Net increase (decrease) in net assets
  resulting from operations ................    $ 1,306    $      (2,750)   $       126    $        7,855    $       4,571
                                                =======    =============    ===========    ==============    =============

(1)   Amount is less than $500 (not reported in thousands)

(2)   Inception date for the Fund is March 15, 2011.

                        See Notes to Financial Statements

                           VIRTUS OPPORTUNITIES TRUST
                      STATEMENTS OF OPERATIONS (CONTINUED)
                         SIX MONTHS ENDED MARCH 31, 2011
                                   (UNAUDITED)

($ reported in thousands)

                                                                    GREATER ASIA        GREATER
                                                     GLOBAL           EX-JAPAN          EUROPEAN                    INTERNATIONAL
                                                  REAL ESTATE       OPPORTUNITIES    OPPORTUNITIES    HIGH YIELD       EQUITY
                                                SECURITIES FUND         FUND              FUND           FUND           FUND
                                                ---------------     -------------    -------------    ----------    -------------
INVESTMENT INCOME
   Dividends ...............................    $            93     $         114    $          56    $        2         $    198
   Interest ................................                 --                --(1)            --(1)      4,250               --(1)
   Security lending ........................                 --                 3               --(1)         21               --
   Foreign taxes withheld ..................                 (2)               (5)              (2)           --              (13)
                                                ---------------     -------------    -------------    ----------    -------------
     Total investment income ...............                 91               112               54         4,273              185
                                                ---------------     -------------    -------------    ----------    -------------

EXPENSES
   Investment advisory fees ................                 15                62               22           336               53
   Service fees, Class A ...................                  4                15                6           126               --(1)
   Distribution and service fees, Class B ..                 --                --               --             3               --
   Distribution and service fees, Class C ..                  2                 1                1            11                1
   Administration fees .....................                  3                 9                4            73                9
   Transfer agent fee and expenses .........                  2                 5                1           103                3
   Custodian fees ..........................                 11                54               13             3               26
   Printing fees and expenses ..............                  1                 1                1             9                5
   Professional fees .......................                 15                20               15            18               26
   Registration fees .......................                 16                18               16            18               26
   Trustees' fee and expenses ..............                 --(1)              1               --(1)          4               --(1)
   Miscellaneous expenses ..................                  1                 2                1             7                2
                                                ---------------     -------------    -------------    ----------    -------------
     Total expenses ........................                 70               188               80           711              151
   Less expenses reimbursed and/or waived by
     investment adviser ....................                (43)              (76)             (42)          (51)             (73)
                                                ---------------     -------------    -------------    ----------    -------------
     Net expenses ..........................                 27               112               38           660               78
                                                ---------------     -------------    -------------    ----------    -------------
   NET INVESTMENT INCOME (LOSS) ............                 64                --(1)            16         3,613              107
                                                ---------------     -------------    -------------    ----------    -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
   Net realized gain (loss) on
    investments ............................                162               220              226         2,983              198
   Net realized gain (loss) on foreign
    currency transactions ..................                 (1)              (15)            (202)           --              (56)
   Net change in unrealized appreciation
    (depreciation) on investments ..........                216              (248)             207        (1,776)             969
   Net change in unrealized appreciation
    (depreciation) on foreign
      currency translation .................                 --(1)              4               69            --              (78)
                                                ---------------     -------------    -------------    ----------    -------------
NET GAIN (LOSS) ON INVESTMENTS .............                377               (39)             300         1,207            1,033
                                                ---------------     -------------    -------------    ----------    -------------
Net increase (decrease) in net assets
  resulting from operations ................    $           441     $         (39)   $         316    $    4,820    $       1,140
                                                ===============     =============    =============    ==========    =============

(1) Amount is less than $500 (not reported in thousands)

                       See Notes to Financial Statements

                           VIRTUS OPPORTUNITIES TRUST
                      STATEMENTS OF OPERATIONS (CONTINUED)
                         SIX MONTHS ENDED MARCH 31, 2011
                                   (UNAUDITED)

($ reported in thousands)

                                                          INTERNATIONAL
                                                           REAL ESTATE                      MULTI-SECTOR       SENIOR
                                                            SECURITIES     MARKET NEUTRAL    FIXED INCOME    FLOATING RATE
                                                               FUND             FUND             FUND            FUND
                                                          -------------    --------------    ------------    -------------
INVESTMENT INCOME
   Dividends ...........................................  $       1,300    $          567    $         --    $          25
   Interest ............................................             --(1)              1           7,903            6,688
   Foreign taxes withheld ..............................            (24)              (12)             (6)              --
                                                          -------------    --------------    ------------    -------------
     Total investment income ...........................          1,276               556           7,897            6,713
                                                          -------------    --------------    ------------    -------------
EXPENSES
   Investment advisory fees ............................            134               664             592              748
   Service fees, Class A ...............................              4                22             161              173
   Distribution and service fees, Class B ..............             --                 3              64               --
   Distribution and service fees, Class C ..............              3                19             322              253
   Administration fees .................................             19                63             152              175
   Transfer agent fee and expenses .....................              9                50             144              113
   Custodian fees ......................................              7                11               7                3
   Printing fees and expenses ..........................              2                 5              14               16
   Professional fees ...................................             15                18              19               19
   Registration fees ...................................             18                27              30               31
   Trustees' fee and expenses ..........................              1                 3               7                8
   Miscellaneous expenses ..............................              2                 6              17               28
                                                          -------------    --------------    ------------    -------------
     Total expenses ....................................            214               891           1,529            1,567
     Dividends on short sales ..........................             --               613              --               --
     Interest expense on short sales ...................             --               200              --               --
   Less expenses reimbursed and/or waived by
    investment adviser .................................            (40)             (116)             --               42
                                                          -------------    --------------    ------------    -------------
     Net expenses ......................................            174             1,588           1,529            1,609
                                                          -------------    --------------    ------------    -------------
   NET INVESTMENT INCOME (LOSS) ........................          1,102            (1,032)          6,368            5,104
                                                          -------------    --------------    ------------    -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on investments .............            933            13,387           4,223            2,309
   Net realized gain (loss) on securities sold short ...             --           (13,837)             --               --
   Net realized gain (loss) on foreign currency
    transactions .......................................             (5)               24             127                1
   Net change in unrealized appreciation (depreciation)
    on investments .....................................            747              (953)            337            4,036
   Net change in unrealized appreciation (depreciation)
    on securities sold short ...........................             --              (616)             --              --
   Net change in unrealized appreciation (depreciation)
    on foreign currency translation ....................              3                 7              --(1)            --(1)
                                                          -------------    --------------    ------------    -------------
NET GAIN (LOSS) ON INVESTMENTS .........................          1,678            (1,988)          4,687            6,346
                                                          -------------    --------------    ------------    -------------
Net increase (decrease) in net assets resulting from
  operations ...........................................  $       2,780    $       (3,020)   $     11,055    $      11,450
                                                          =============    ==============    ============    =============

(1)   Amount is less than $500 (not reported in thousands).

                       See Notes to Financial Statements

                         THIS PAGE INTENTIONALLY BLANK.

                           VIRTUS OPPORTUNITIES TRUST
                       STATEMENT OF CHANGES IN NET ASSETS

($ reported in thousands)

                                                         BOND FUND             CA TAX-EXEMPT BOND FUND
                                               ---------------------------   ---------------------------
                                               SIX MONTHS                    SIX MONTHS
                                                  ENDED                         ENDED
                                                MARCH 31,     YEAR ENDED      MARCH 31,     YEAR ENDED
                                                  2011       SEPTEMBER 30,      2011       SEPTEMBER 30,
                                               (UNAUDITED)       2010        (UNAUDITED)        2010
                                               -----------   -------------   -----------   -------------
INCREASE/(DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss) ...............   $     3,647   $       9,172   $     1,163   $       2,371
Net realized gain (loss) ...................         3,849           7,573           291            (137)
Net change in unrealized appreciation
 (depreciation) ............................        (6,190)          4,062        (4,204)            418
                                               -----------   -------------   -----------   -------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS .................         1,306          20,807        (2,750)          2,652
                                               -----------   -------------   -----------   -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income, Class A .............        (1,384)         (2,839)         (604)         (1,264)
Net investment income, Class B .............           (41)           (122)           --              --
Net investment income, Class C .............          (150)           (289)           --              --
Net investment income, Class I .............        (2,128)         (5,837)         (564)         (1,100)
                                               -----------   -------------   -----------   -------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS
 TO SHAREHOLDERS ...........................        (3,703)         (9,087)       (1,168)         (2,364)
                                               -----------   -------------   -----------   -------------
FROM SHARE TRANSACTIONS (SEE NOTE 5)
Change in net assets from share
 transactions, Class A .....................        (2,897)         (2,777)       (1,508)         (1,898)
Change in net assets from share
 transactions, Class B .....................          (877)         (1,582)           --              --
Change in net assets from share
 transactions, Class C .....................          (292)            164            --              --
Change in net assets from share
 transactions, Class I .....................       (42,147)        (31,771)         (638)          2,372
                                               -----------   -------------   -----------   -------------
INCREASE (DECREASE) IN NET ASSETS FROM
 SHARE TRANSACTIONS ........................       (46,213)        (35,966)       (2,146)            474
                                               -----------   -------------   -----------   -------------

NET INCREASE (DECREASE) IN NET ASSETS ......       (48,610)        (24,246)       (6,064)            762

NET ASSETS
Beginning of period ........................       199,081         223,327        60,114          59,352
                                               -----------   -------------   -----------   -------------
END OF PERIOD ..............................   $   150,471   $     199,081   $    54,050   $      60,114
                                               ===========   =============   ===========   =============
Accumulated undistributed net investment
 income (loss) at end of period ............            89             145            53              58

(1)   Amount is less than $500 (not reported in thousands)

                       See Notes to Financial Statements

          GLOBAL
   COMMODITIES STOCK FUND        GLOBAL INFRASTRUCTURE FUND     GLOBAL OPPORTUNITIES FUND
------------------------------   ---------------------------   ---------------------------
FROM INCEPTION                   SIX MONTHS                    SIX MONTHS
MARCH 15, 2011                      ENDED                         ENDED
 TO MARCH 31,     YEAR ENDED      MARCH 31,      YEAR ENDED     MARCH 31,     YEAR ENDED
     2011        SEPTEMBER 30,      2011       SEPTEMBER 30,       2011      SEPTEMBER 30,
 (UNAUDITED)        2010         (UNAUDITED)       2010        (UNAUDITED)       2010
--------------   -------------   -----------   -------------   -----------   -------------


$           --(1)$          --   $       632   $       2,155   $       128   $         688
             8              --          (432)         (3,922)        4,386           5,780

           118              --         7,655           9,501            57           3,161
--------------   -------------   -----------   -------------   -----------   -------------

           126              --         7,855           7,734         4,571           9,629
--------------   -------------   -----------   -------------   -----------   -------------

            --              --          (269)           (855)         (590)           (614)
            --              --            --              --            (6)            (11)
            --              --           (50)           (148)           (4)             (6)
            --              --          (444)         (1,200)           --              --
--------------   -------------   -----------   -------------   -----------   -------------

            --              --          (763)         (2,203)         (600)           (631)
--------------   -------------   -----------   -------------   -----------   -------------


           100              --        (2,889)        (53,591)       (2,702)         (3,220)
            --              --            --              --          (175)           (288)
           100              --        (1,011)            499           (53)            (91)
         1,300              --        (2,805)         33,028            --              --
--------------   -------------   -----------   -------------   -----------   -------------

         1,500              --        (6,705)        (20,064)       (2,930)         (3,599)
--------------   -------------   -----------   -------------   -----------   -------------

         1,626              --           387         (14,533)        1,041           5,399

            --              --        69,048          83,581        61,188          55,789
--------------   -------------   -----------   -------------   -----------   -------------
$        1,626   $          --   $    69,435   $      69,048   $    62,229   $      61,188
==============   =============   ===========   =============   ===========   =============

            --(1)           --           (15)            116           738           1,210


                       See Notes to Financial Statements

                           VIRTUS OPPORTUNITIES TRUST
                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

($ reported in thousands)

                                                     GLOBAL REAL ESTATE           GREATER ASIA EX JAPAN
                                                      SECURITIES FUND               OPPORTUNITIES FUND
                                                ---------------------------    ----------------------------
                                                SIX MONTHS                     SIX MONTHS
                                                  ENDED                           ENDED
                                                 MARCH 31,     YEAR ENDED        MARCH 31,     YEAR ENDED
                                                   2011       SEPTEMBER 30,        2011       SEPTEMBER 30,
                                                (UNAUDITED)       2010         (UNAUDITED)        2010
                                                -----------   -------------    -----------    -------------
INCREASE/(DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss) .................  $        64   $          58    $        --(1) $          78
Net realized gain (loss) .....................          161             112            205            1,429
Net change in unrealized appreciation
 (depreciation) ..............................          216             378           (244)             975
                                                -----------   -------------    -----------    -------------
INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS .............................          441             548            (39)           2,482
                                                -----------   -------------    -----------    -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income, Class A ...............         (132)           (136)           (77)             (66)
Net investment income, Class B ...............           --              --             --               --
Net investment income, Class C ...............          (12)            (16)            --               (1)
Net investment income, Class I ...............          (22)            (44)            (2)              (2)
Net realized short-term gains, Class A .......          (57)            (54)        (1,159)            (159)
Net realized short-term gains, Class C .......           (6)             (7)           (26)              (3)
Net realized short-term gains, Class I .......           (9)            (17)           (26)              (3)
Net realized long-term gains, Class A ........          (27)             (3)          (243)              --
Net realized long-term gains, Class C ........           (3)             --(1)          (5)              --
Net realized long-term gains, Class I ........           (5)             (1)            (5)              --
                                                -----------   -------------    -----------    -------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
 SHAREHOLDERS ................................         (273)           (278)        (1,543)            (234)
                                                -----------   -------------    -----------    -------------

FROM SHARE TRANSACTIONS (SEE NOTE 5)
Change in net assets from share transactions,
 Class A .....................................          864             717          2,986            1,746
Change in net assets from share transactions,
 Class B .....................................           --              --             --               --
Change in net assets from share transactions,
 Class C .....................................          144              47           (159)             224
Change in net assets from share transactions,
 Class I .....................................         (251)            435            635               24
                                                -----------   -------------    -----------    -------------
INCREASE (DECREASE) IN NET ASSETS FROM SHARE
 TRANSACTIONS ................................          757           1,199          3,462            1,994
                                                -----------   -------------    -----------    -------------

NET INCREASE (DECREASE) IN NET ASSETS ........          925           1,469          1,880            4,242

NET ASSETS
Beginning of period ..........................        3,432           1,963         10,933            6,691
                                                -----------   -------------    -----------    -------------
END OF PERIOD ................................  $     4,357   $       3,432    $    12,813    $      10,933
                                                ===========   =============    ===========    =============
Accumulated undistributed net investment
 income (loss) at end of period ..............         (174)            (72)           125              204

(1)   Amount is less than $500 (not reported in thousands)

                       See Notes to Financial Statements

    GREATER EUROPEAN
    OPPORTUNITIES FUND              HIGH YIELD FUND          INTERNATIONAL EQUITY FUND
---------------------------   ---------------------------   ---------------------------
SIX MONTHS                    SIX MONTHS                    SIX MONTHS
   ENDED                         ENDED                        ENDED
 MARCH 31,     YEAR ENDED      MARCH 31,     YEAR ENDED      MARCH 31,     YEAR ENDED
   2011       SEPTEMBER 30,      2011       SEPTEMBER 30,      2011       SEPTEMBER 30,
(UNAUDITED)       2010        (UNAUDITED)       2010        (UNAUDITED)      2010
-----------   -------------   -----------   -------------   -----------   -------------

$        16   $          97   $     3,613   $       7,136   $       107   $           2
         24             715         2,983           5,255           142               2

        276            (449)       (1,776)          1,031           891              38
-----------   -------------   -----------   -------------   -----------   -------------

        316             363         4,820          13,422         1,140              42
-----------   -------------   -----------   -------------   -----------   -------------

        (99)            (71)       (3,536)         (6,934)           --(1)           --
         --              --           (20)            (57)           --              --
         (2)             (2)          (70)           (131)           --              --
         (3)             (2)           --              --            (9)             --
        (96)           (203)           --              --            --              --
         (3)             (7)           --              --            --              --
         (3)             (4)           --              --            --              --
       (341)             --            --              --            --              --
        (11)             --            --              --            --              --
        (10)             --            --              --            --              --
-----------   -------------   -----------   -------------   -----------   -------------

       (568)           (289)       (3,626)         (7,122)           (9)             --
-----------   -------------   -----------   -------------   -----------   -------------

        598          (1,673)       (5,643)          4,645            12             100
         --              --           (71)           (410)           --              --
         22             (56)          151             409            --             100
         --(1)            6            --              --        12,412           7,030
-----------   -------------   -----------   -------------   -----------   -------------

        620          (1,723)       (5,563)          4,644        12,424           7,230
-----------   -------------   -----------   -------------   -----------   -------------

        368          (1,649)       (4,369)         10,944        13,555           7,272

      4,913           6,562       104,108          93,164         7,272              --
-----------   -------------   -----------   -------------   -----------   -------------
$     5,281   $       4,913   $    99,739   $     104,108   $    20,827   $       7,272
===========   =============   ===========   =============   ===========   =============

        (19)             69           122             135           101               3

                       See Notes to Financial Statements

                           VIRTUS OPPORTUNITIES TRUST
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

($ reported in thousands)

                                                                      INTERNATIONAL
                                                               REAL ESTATE SECURITIES FUND      MARKET NEUTRAL FUND
                                                               ---------------------------   ---------------------------
                                                               SIX MONTHS                    SIX MONTHS
                                                                  ENDED                        ENDED
                                                                MARCH 31,     YEAR ENDED      MARCH 31,     YEAR ENDED
                                                                  2011       SEPTEMBER 30,      2011       SEPTEMBER 30,
                                                               (UNAUDITED)       2010        (UNAUDITED)       2010
                                                               -----------   -------------   -----------   -------------
INCREASE/(DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss) ...............................   $     1,102   $         900   $    (1,032)  $      (2,047)
Net realized gain (loss) ...................................           928            (448)         (426)          8,443
Net change in unrealized appreciation (depreciation) .......           750           3,134        (1,562)         (5,768)
                                                               -----------   -------------   -----------   -------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS ................................................         2,780           3,586       (3,020)             628
                                                               -----------   -------------   -----------   -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income, Class A .............................          (282)           (145)           --              --
Net investment income, Class B .............................            --              --            --              --
Net investment income, Class C .............................           (56)            (35)           --              --
Net investment income, Class I .............................        (2,444)         (2,179)           --              --
Net realized short-term gains, Class A .....................            --              --            --              --
Net realized short-term gains, Class C .....................            --              --            --              --
Net realized short-term gains, Class I .....................            --              --            --              --
Net realized long-term gains, Class A ......................            --              --          (483)             --
Net realized long-term gains, Class B ......................            --              --           (16)             --
Net realized long-term gains, Class C ......................            --              --          (115)             --
Net realized long-term gains, Class I ......................            --              --        (1,925)             --
                                                               -----------   -------------   -----------   -------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
 SHAREHOLDERS ..............................................        (2,782)         (2,359)       (2,539)             --
                                                               -----------   -------------   -----------   -------------
FROM SHARE TRANSACTIONS (SEE NOTE 5)
Change in net assets from share transactions, Class A ......         1,221         (28,793)          291         (57,358)
Change in net assets from share transactions, Class B ......            --              --          (193)           (765)
Change in net assets from share transactions, Class C ......           215              64          (629)           (182)
Change in net assets from share transactions, Class I ......           187          21,860       (11,827)         69,968
                                                               -----------   -------------   -----------   -------------
INCREASE (DECREASE) IN NET ASSETS FROM SHARE
 TRANSACTIONS ..............................................         1,623         (6,869)       (12,358)         11,663
                                                               -----------   -------------   -----------   -------------
NET INCREASE (DECREASE) IN NET ASSETS ......................         1,621         (5,642)       (17,917)         12,291

NET ASSETS
Beginning of period ........................................        27,020          32,662        92,909          80,618
                                                               -----------   -------------   -----------   -------------
END OF PERIOD ..............................................   $    28,641   $      27,020   $    74,992   $      92,909
                                                               ===========   =============   ===========   =============
Accumulated undistributed net investment income
 (loss) at end of period ...................................        (2,430)           (750)       (1,039)             (7)

                       See Notes to Financial Statements

       MULTI-SECTOR
     FIXED INCOME FUND         SENIOR FLOATING RATE FUND
---------------------------   ---------------------------
SIX MONTHS                    SIX MONTHS
   ENDED                         ENDED
 MARCH 31,     YEAR ENDED      MARCH 31,     YEAR ENDED
   2011       SEPTEMBER 30,      2011       SEPTEMBER 30,
(UNAUDITED)       2010        (UNAUDITED)       2010
-----------   -------------   -----------   -------------

$     6,368   $      12,426   $     5,104   $       7,795
      4,350           4,738         2,310           2,075
        337          10,174         4,036          (1,224)
-----------   -------------   -----------   -------------

     11,055          27,338        11,450           8,646
-----------   -------------   -----------   -------------

     (4,259)         (7,296)       (4,704)         (4,573)
       (374)           (762)           --              --
     (1,873)         (2,891)       (1,519)           (897)
       (307)         (1,149)       (2,132)         (2,034)
         --              --          (983)           (551)
         --              --          (323)           (103)
         --              --          (350)           (552)
         --              --          (131)             --
         --              --            --              --
         --              --           (43)             --
         --              --           (47)             --
-----------   -------------   -----------   -------------

     (6,813)        (12,098)      (10,232)         (8,710)
-----------   -------------   -----------   -------------

      6,784          (4,905)       90,597          45,570
     (1,586)           (745)           --              --
      2,269          16,774        52,410          27,500
      3,873           6,417        66,110          32,458
-----------   -------------   -----------   -------------

     11,340          17,541       209,117         105,528
-----------   -------------   -----------   -------------
     15,582          32,781       210,335         105,464

    209,399         176,618       161,585          56,121
-----------   -------------   -----------   -------------
$   224,981   $     209,399   $   371,920   $     161,585
===========   =============   ===========   =============

        586           1,031        (2,945)            306

                       See Notes to Financial Statements

                           VIRTUS OPPORTUNITIES TRUST
                              FINANCIAL HIGHLIGHTS
           SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
                             THROUGHOUT EACH PERIOD

                          NET                   NET                                                                     NET
                         ASSET                REALIZED              DIVIDENDS                                 CHANGE   ASSET
                         VALUE,     NET        AND        TOTAL       FROM      DISTRIBUTIONS                   IN     VALUE,
                       BEGINNING INVESTMENT UNREALIZED     FROM        NET        FROM NET                      NET     END
                          OF       INCOME      GAIN     INVESTMENT  INVESTMENT    REALIZED         TOTAL       ASSET    OF
                        PERIOD   (LOSS)(2)    (LOSS)    OPERATIONS   INCOME         GAINS      DISTRIBUTIONS   VALUE  PERIOD
                       --------- ---------- ----------  ----------  ----------  -------------  -------------  ------  -------
BOND FUND
CLASS A
10/1/10 to 3/31/11(10) $   11.18       0.23      (0.14)       0.09       (0.24)            --          (0.24)  (0.15) $ 11.03
10/1/09 to 9/30/10         10.57       0.46       0.62        1.08       (0.47)            --          (0.47)   0.61    11.18
10/1/08 to 9/30/09          9.75       0.42       0.82        1.24       (0.42)            --          (0.42)   0.82    10.57
10/1/07 to 9/30/08         10.21       0.42      (0.45)      (0.03)      (0.43)            --          (0.43)  (0.46)    9.75
10/1/06 to 9/30/07         10.27       0.44      (0.05)       0.39       (0.45)            --          (0.45)  (0.06)   10.21
10/1/05 to 9/30/06         10.46       0.43      (0.06)       0.37       (0.41)         (0.15)         (0.56)  (0.19)   10.27

CLASS B
10/1/10 to 3/31/11(10) $   10.93       0.18      (0.13)       0.05       (0.19)            --          (0.19)  (0.14) $ 10.79
10/1/09 to 9/30/10         10.34       0.37       0.60        0.97       (0.38)            --          (0.38)   0.59    10.93
10/1/08 to 9/30/09          9.55       0.34       0.80        1.14       (0.35)            --          (0.35)   0.79    10.34
10/1/07 to 9/30/08         10.01       0.33      (0.43)      (0.10)      (0.36)            --          (0.36)  (0.46)    9.55
10/1/06 to 9/30/07         10.07       0.35      (0.04)       0.31       (0.37)            --          (0.37)  (0.06)   10.01
10/1/05 to 9/30/06         10.28       0.34      (0.06)       0.28       (0.34)         (0.15)         (0.49)  (0.21)   10.07

CLASS C
10/1/10 to 3/31/11(10) $   10.96       0.18      (0.13)       0.05       (0.19)            --          (0.19)  (0.14) $ 10.82
10/1/09 to 9/30/10         10.37       0.37       0.60        0.97       (0.38)            --          (0.38)   0.59    10.96
10/1/08 to 9/30/09          9.58       0.34       0.80        1.14       (0.35)            --          (0.35)   0.79    10.37
10/1/07 to 9/30/08         10.04       0.31      (0.41)      (0.10)      (0.36)            --          (0.36)  (0.46)    9.58
10/1/06 to 9/30/07         10.09       0.35      (0.03)       0.32       (0.37)            --          (0.37)  (0.05)   10.04
10/1/05 to 9/30/06         10.30       0.34      (0.06)       0.28       (0.34)         (0.15)         (0.49)  (0.21)   10.09

CLASS I
10/1/10 to 3/31/11(10) $   11.30       0.24      (0.13)       0.11       (0.25)            --          (0.25)  (0.14) $ 11.16
10/1/09 to 9/30/10         10.68       0.49       0.62        1.11       (0.49)            --          (0.49)   0.62    11.30
10/1/08 to 9/30/09          9.86       0.45       0.83        1.28       (0.46)            --          (0.46)   0.82    10.68
10/1/07 to 9/30/08         10.32       0.53      (0.54)      (0.01)      (0.45)            --          (0.45)  (0.46)    9.86
10/1/06 to 9/30/07         10.36       0.46      (0.02)       0.44       (0.48)            --          (0.48)  (0.04)   10.32
10/1/05 to 9/30/06         10.56       0.47      (0.08)       0.39       (0.44)         (0.15)         (0.59)  (0.20)   10.36

CA TAX-EXEMPT
BOND FUND
CLASS A
10/1/10 to 3/31/11(10) $   12.34       0.24      (0.81)      (0.57)      (0.24)            --          (0.24)  (0.81) $ 11.53
10/1/09 to 9/30/10         12.29       0.48       0.04        0.52       (0.47)            --          (0.47)   0.05    12.34
10/1/08 to 9/30/09         11.41       0.47       0.90        1.37       (0.48)         (0.01)         (0.49)   0.88    12.29
10/1/07 to 9/30/08         12.09       0.46      (0.68)      (0.22)      (0.46)            --          (0.46)  (0.68)   11.41
5/1/07 to 9/30/07          12.26       0.19      (0.17)       0.02       (0.18)         (0.01)         (0.19)  (0.17)   12.09
5/1/06 to 4/30/07          12.19       0.47       0.18        0.65       (0.48)         (0.10)         (0.58)   0.07    12.26
5/1/05 to 4/30/06          12.71       0.49      (0.39)       0.10       (0.49)         (0.13)         (0.62)  (0.52)   12.19

                                                                   RATIO OF
                                                                    GROSS
                                                RATIO OF           EXPENSES           RATIO OF
                                                   NET            TO AVERAGE            NET
                                                OPERATING            NET             INVESTMENT
                                        NET     EXPENSES            ASSETS             INCOME
                                      ASSETS,      TO              (BEFORE            (LOSS) TO
                                       END OF    AVERAGE           WAIVERS            AVERAGE       PORTFOLIO
                         TOTAL       PERIOD (IN    NET               AND                NET         TURNOVER
                       RETURN(1)     THOUSANDS) ASSETS(8)     REIMBURSEMENTS)(8)       ASSETS         RATE
                       ---------     ---------- ---------     ------------------     ----------     ---------
BOND FUND
CLASS A
10/1/10 to 3/31/11(10)      0.79%(4) $   63,394      0.85%(3)               1.05%(3)       4.12%(3)       108%(4)
10/1/09 to 9/30/10         10.42         67,147      0.84(11)               0.98           4.26           160%
10/1/08 to 9/30/09         13.12         66,232      0.85                   1.01           4.15           274
10/1/07 to 9/30/08         (0.49)        23,823      1.12 (7)               1.17           4.10           325
10/1/06 to 9/30/07          4.09         29,077      1.12                   1.12           4.25           266
10/1/05 to 9/30/06          3.51         28,022      1.11                   1.15           4.21           275

CLASS B
10/1/10 to 3/31/11(10)      0.51%(4) $    1,902      1.60%(3)               1.80%(3)       3.35%(3)       108%(4)
10/1/09 to 9/30/10          9.60          2,812      1.59(11)               1.72           3.50           160
10/1/08 to 9/30/09         12.23          4,212      1.59                   1.75           3.52           274
10/1/07 to 9/30/08         (1.23)         4,075      1.87 (7)               1.92           3.35           325
10/1/06 to 9/30/07          3.26          4,294      1.87                   1.87           3.49           266
10/1/05 to 9/30/06          2.80          5,459      1.88                   2.30           3.43           275

CLASS C
10/1/10 to 3/31/11(10)      0.50%(4) $    8,259      1.60%(3)               1.80%(3)       3.37%(3)       108%(4)
10/1/09 to 9/30/10          9.57          8,663      1.59(11)               1.73           3.50           160
10/1/08 to 9/30/09         12.19          8,048      1.59                   1.75           3.43           274
10/1/07 to 9/30/08         (1.14)         2,839      1.86 (7)               1.92           3.33           325
10/1/06 to 9/30/07          3.25          1,534      1.87                   1.87           3.50           266
10/1/05 to 9/30/06          2.79          1,401      1.88                   3.44           3.41           275

CLASS I
10/1/10 to 3/31/11(10)      0.97%(4) $   76,916      0.60%(3)               0.79%(3)       4.34%(3)       108%(4)
10/1/09 to 9/30/10         10.65        120,459      0.59(11)               0.73           4.51           160
10/1/08 to 9/30/09         13.34        144,835      0.59                   0.75           4.52           274
10/1/07 to 9/30/08         (0.16)       141,830      0.76 (7)               0.85           4.38           325
10/1/06 to 9/30/07          4.32         52,044      0.87                   0.87           4.49           266
10/1/05 to 9/30/06          3.84         63,156      0.82                   0.82           4.59           275

CA TAX-EXEMPT
BOND FUND

CLASS A
10/1/10 to 3/31/11(10)     (4.66)%(4) $  28,347      0.85%(3)               1.06%(3)       4.02%(3)          7%(4)
10/1/09 to 9/30/10          4.43         31,945      0.85                   1.03           3.94             10
10/1/08 to 9/30/09         12.31         33,728      0.85                   1.02           4.10              8
10/1/07 to 9/30/08         (1.94)        34,197      0.85                   1.01           3.82             10
5/1/07 to 9/30/07           0.18(4)      39,094      0.88 (3)               1.05(3)        3.74(3)           4(4)
5/1/06 to 4/30/07           5.40         42,243      0.87                   1.10           3.81             19
5/1/05 to 4/30/06           0.71         46,214      1.02 (7)               1.28           3.89              8

         The footnote legend is at the end of the financial highlights.

                        See Notes to Financial Statements

                           VIRTUS OPPORTUNITIES TRUST
                              FINANCIAL HIGHLIGHTS
           SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
                             THROUGHOUT EACH PERIOD

                             NET                      NET                                                                     NET
                            ASSET                  REALIZED              DIVIDENDS                                  CHANGE   ASSET
                            VALUE,     NET           AND        TOTAL       FROM      DISTRIBUTIONS                   IN     VALUE,
                          BEGINNING INVESTMENT    UNREALIZED     FROM        NET        FROM NET                      NET     END
                             OF       INCOME         GAIN     INVESTMENT  INVESTMENT    REALIZED         TOTAL       ASSET    OF
                           PERIOD   (LOSS)(2)       (LOSS)    OPERATIONS   INCOME         GAINS      DISTRIBUTIONS   VALUE   PERIOD
                          --------- ----------    ----------  ----------  ----------  -------------  -------------  ------  -------
CA TAX-EXEMPT BOND
 FUND (CONTINUED)

CLASS I
10/1/10 to 3/31/11(10)    $   12.33       0.25         (0.81)      (0.56)      (0.25)            --          (0.25)  (0.81) $ 11.52
10/1/09 to 9/30/10            12.28       0.51          0.04        0.55       (0.50)            --          (0.50)   0.05    12.33
10/1/08 to 9/30/09            11.41       0.50          0.88        1.38       (0.50)         (0.01)         (0.51)   0.87    12.28
10/1/07 to 9/30/08            12.08       0.49         (0.67)      (0.18)      (0.49)            --          (0.49)  (0.67)   11.41
5/1/07 to 9/30/07             12.25       0.20         (0.17)       0.03       (0.19)         (0.01)         (0.20)  (0.17)   12.08
9/29/06(6) to 4/30/07         12.43       0.28         (0.06)       0.22       (0.30)         (0.10)         (0.40)  (0.18)   12.25

GLOBAL COMMODITIES
 STOCK FUND

CLASS A
3/15/11(6) to 3/31/11(10) $   10.00         --(5)       0.84        0.84          --             --             --    0.84 $  10.84

CLASS C
3/15/11(6) to 3/31/11(10) $   10.00         --(5)       0.84        0.84          --             --             --    0.84 $  10.84

CLASS I
3/15/11(6) to 3/31/11(10) $   10.00         --(5)       0.84        0.84          --             --             --    0.84 $  10.84

GLOBAL INFRASTRUCTURE
 FUND

CLASS A
10/1/10 to 3/31/11(10)    $   10.71       0.10          1.17        1.27       (0.12)            --          (0.12)   1.15  $ 11.86
10/1/09 to 9/30/10             9.97       0.26          0.77        1.03       (0.29)            --          (0.29)   0.74    10.71
10/1/08 to 9/30/09            10.91       0.31         (0.87)      (0.56)      (0.30)         (0.08)         (0.38)  (0.94)    9.97
10/1/07 to 9/30/08            13.70       0.31         (2.31)      (2.00)      (0.28)         (0.51)         (0.79)  (2.79)   10.91
5/1/07 to 9/30/07             13.66       0.18          0.23        0.41       (0.23)         (0.14)         (0.37)   0.04    13.70
5/1/06 to 4/30/07             10.60       0.44          3.03        3.47       (0.41)            --          (0.41)   3.06    13.66
5/1/05 to 4/30/06             10.13       0.42          0.44        0.86       (0.39)            --          (0.39)   0.47    10.60

CLASS C
10/1/10 to 3/31/11(10)    $   10.69       0.06          1.17        1.23       (0.08)            --          (0.08)   1.15  $ 11.84
10/1/09 to 9/30/10             9.95       0.20          0.75        0.95       (0.21)            --          (0.21)   0.74    10.69
10/1/08 to 9/30/09            10.89       0.26         (0.89)      (0.63)      (0.23)         (0.08)         (0.31)  (0.94)    9.95
10/1/07 to 9/30/08            13.66       0.23         (2.31)      (2.08)      (0.18)         (0.51)         (0.69)  (2.77)   10.89
5/1/07 to 9/30/07             13.62       0.14          0.22        0.36       (0.18)         (0.14)         (0.32)   0.04    13.66
5/1/06 to 4/30/07             10.57       0.37          3.01        3.38       (0.33)            --          (0.33)   3.05    13.62
5/1/05 to 4/30/06             10.12       0.35          0.43        0.78       (0.33)            --          (0.33)   0.45    10.57

                                                                      RATIO OF
                                                                       GROSS
                                                    RATIO OF          EXPENSES            RATIO OF
                                                       NET           TO AVERAGE              NET
                                                    OPERATING            NET             INVESTMENT
                                           NET      EXPENSES           ASSETS              INCOME
                                          ASSETS,      TO             (BEFORE             (LOSS) TO
                                           END OF    AVERAGE           WAIVERS             AVERAGE      PORTFOLIO
                            TOTAL        PERIOD (IN    NET               AND                 NET        TURNOVER
                          RETURN(1)      THOUSANDS) ASSETS(8)     REIMBURSEMENTS)(8)       ASSETS         RATE
                          ---------      ---------- ---------     ------------------     ----------     ---------
CA TAX-EXEMPT BOND
 FUND (CONTINUED)

CLASS I
10/1/10 to 3/31/11(10)        (4.55)%(4) $   25,703      0.60%(3)               0.81%(3)       4.27%(3)         7%(4)
10/1/09 to 9/30/10             4.69          28,169      0.60                   0.78           4.19            10
10/1/08 to 9/30/09            12.50          25,624      0.60                   0.77           4.35             8
10/1/07 to 9/30/08             1.61)         27,893      0.60                   0.76           4.07            10
5/1/07 to 9/30/07              0.30(4)       28,277      0.64(3)                0.80(3)        3.99(3)          4(4)
9/29/06(6) to 4/30/07          1.79(4)       28,952      0.64(3)                0.79(3)        3.90(3)         19(4)

GLOBAL COMMODITIES
 STOCK FUND

CLASS A
3/15/11(6) to 3/31/11(10)      8.40%(4)  $      109      1.65%(3)              10.09%(3)       0.19%(3)         8%(4)

CLASS C
3/15/11(6) to 3/31/11(10)      8.40%(4)  $      108      2.40%(3)              10.84%(3)     (0.56)%(3)         8%(4)

CLASS I
3/15/11(6) to 3/31/11(10)      8.40%(4)  $    1,409      1.40%(3)               9.84%(3)       0.43%(3)         8%(4)

GLOBAL INFRASTRUCTURE
 FUND

CLASS A
10/1/10 to 3/31/11(10)        11.94%(4)  $   24,455      1.38%(3)               1.38%(3)       1.78%(3)         4%(4)
10/1/09 to 9/30/10            10.48          24,794      1.33                   1.33           2.51            22
10/1/08 to 9/30/09            (4.76)         77,049      1.31                   1.33           3.50            46
10/1/07 to 9/30/08            15.63)         75,664      1.15                   1.22           2.39            60
5/1/07 to 9/30/07              3.02(4)       57,938      1.19(3)                1.25(3)        3.23(3)         29(4)
5/1/06 to 4/30/07             33.74          51,190      1.17                   1.40           3.64            21
5/1/05 to 4/30/06              8.66          14,298      1.15                   2.72           4.06            40

CLASS C
10/1/10 to 3/31/11(10)        11.55%(4)  $    6,870      2.13%(3)               2.13%(3)       1.02%(3)         4%(4)
10/1/09 to 9/30/10             9.70           7,160      2.10                   2.10           1.98            22
10/1/08 to 9/30/09            (5.49)          6,188      2.09                   2.10           2.85            46
10/1/07 to 9/30/08           (16.18)          1,856      1.90                   1.97           1.72            60
5/1/07 to 9/30/07              2.72(4)        1,964      1.95(3)                2.00(3)        2.47(3)         29(4)
5/1/06 to 4/30/07             32.55           1,769      1.91                   2.19           3.11            21
5/1/05 to 4/30/06              7.87           1,108      1.90                   3.54           3.38            40

         The footnote legend is at the end of the financial highlights.

                        See Notes to Financial Statements

                           VIRTUS OPPORTUNITIES TRUST
                              FINANCIAL HIGHLIGHTS
           SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
                             THROUGHOUT EACH PERIOD

                          NET                      NET                                                                     NET
                         ASSET                  REALIZED              DIVIDENDS                                  CHANGE   ASSET
                         VALUE,     NET           AND        TOTAL       FROM      DISTRIBUTIONS                   IN     VALUE,
                       BEGINNING INVESTMENT    UNREALIZED     FROM        NET        FROM NET                      NET     END
                          OF       INCOME         GAIN     INVESTMENT  INVESTMENT    REALIZED         TOTAL       ASSET    OF
                        PERIOD   (LOSS)(2)       (LOSS)    OPERATIONS   INCOME         GAINS      DISTRIBUTIONS   VALUE   PERIOD
                       --------- ----------    ----------  ----------  ----------  -------------  -------------  ------  -------
GLOBAL INFRASTRUCTURE
 FUND (CONTINUED)

CLASS I
10/1/10 to 3/31/11(10) $   10.72       0.11          1.18        1.29       (0.14)            --          (0.14)   1.15  $  11.87
10/1/09 to 9/30/10          9.96       0.31          0.76        1.07       (0.31)            --          (0.31)   0.76     10.72
10/1/08 to 9/30/09         10.90       0.34         (0.87)      (0.53)      (0.33)         (0.08)         (0.41)  (0.94)     9.96
6/6/08(6) to 9/30/08       13.41       0.07         (2.40)      (2.33)      (0.18)            --          (0.18)  (2.51)    10.90

GLOBAL OPPORTUNITIES
 FUND

CLASS A
10/1/10 to 3/31/11(10) $    7.79       0.02          0.58        0.60       (0.08)            --          (0.08)   0.52  $   8.31
10/1/09 to 9/30/10          6.67       0.09          1.11        1.20       (0.08)            --          (0.08)   1.12      7.79
10/1/08 to 9/30/09          7.82       0.07         (1.14)      (1.07)      (0.08)            --          (0.08)  (1.15)     6.67
10/1/07 to 9/30/08         11.59       0.13         (3.59)      (3.46)      (0.09)         (0.22)         (0.31)  (3.77)     7.82
7/1/07 to 9/30/07          12.15       0.02          0.20        0.22       (0.08)         (0.70)         (0.78)  (0.56)    11.59
7/1/06 to 6/30/07           9.86       0.11          2.30        2.41       (0.12)            --          (0.12)   2.29     12.15
7/1/05 to 6/30/06           8.38       0.07          1.51        1.58       (0.10)            --          (0.10)   1.48      9.86

CLASS B
10/1/10 to 3/31/11(10) $    6.97      (0.01)         0.52        0.51       (0.03)            --          (0.03)   0.48  $   7.45
10/1/09 to 9/30/10          6.00       0.03          0.99        1.02       (0.05)            --          (0.05)   0.97      6.97
10/1/08 to 9/30/09          7.06       0.02         (1.02)      (1.00)      (0.06)            --          (0.06)  (1.06)     6.00
10/1/07 to 9/30/08         10.48       0.04         (3.22)      (3.18)      (0.02)         (0.22)         (0.24)  (3.42)     7.06
7/1/07 to 9/30/07          11.04         --(5)       0.18        0.18       (0.04)         (0.70)         (0.74)  (0.56)    10.48
7/1/06 to 6/30/07           8.98       0.02          2.10        2.12       (0.06)            --          (0.06)   2.06     11.04
7/1/05 to 6/30/06           7.65         --(5)       1.37        1.37       (0.04)            --          (0.04)   1.33      8.98

CLASS C
10/1/10 to 3/31/11(10) $    6.93      (0.01)         0.52        0.51       (0.03)            --          (0.03)   0.48  $   7.41
10/1/09 to 9/30/10          5.97       0.03          0.98        1.01       (0.05)            --          (0.05)   0.96      6.93
10/1/08 to 9/30/09          7.03       0.02         (1.02)      (1.00)      (0.06)            --          (0.06)  (1.06)     5.97
10/1/07 to 9/30/08         10.44       0.05         (3.22)      (3.17)      (0.02)         (0.22)         (0.24)  (3.41)     7.03
7/1/07 to 9/30/07          11.01         --(5)       0.17        0.17       (0.04)         (0.70)         (0.74)  (0.57)    10.44
7/1/06 to 6/30/07           8.95       0.02          2.10        2.12       (0.06)            --          (0.06)   2.06     11.01
7/1/05 to 6/30/06           7.62         --(5)       1.37        1.37       (0.04)            --          (0.04)   1.33      8.95

GLOBAL REAL ESTATE
 SECURITIES FUND

CLASS A
10/1/10 to 3/31/11(10) $   19.84       0.36          1.93        2.29       (1.01)         (0.65)          1.66)   0.63  $  20.47
10/1/09 to 9/30/10         18.33       0.40          3.31        3.71       (1.55)         (0.65)          2.20)   1.51     19.84
3/2/09(6) to 9/30/09       10.00       0.30          8.03        8.33          --             --             --    8.33     18.33

                                                                  RATIO OF
                                                                   GROSS
                                                RATIO OF          EXPENSES            RATIO OF
                                                   NET           TO AVERAGE              NET
                                                OPERATING            NET             INVESTMENT
                                       NET      EXPENSES           ASSETS              INCOME
                                      ASSETS,      TO             (BEFORE             (LOSS) TO
                                       END OF    AVERAGE           WAIVERS             AVERAGE      PORTFOLIO
                         TOTAL       PERIOD (IN    NET               AND                 NET        TURNOVER
                       RETURN(1)     THOUSANDS) ASSETS(8)     REIMBURSEMENTS)(8)       ASSETS         RATE
                       ---------     ---------- ---------     ------------------     ----------     ---------
GLOBAL INFRASTRUCTURE
 FUND (CONTINUED)

CLASS I
10/1/10 to 3/31/11(10)     12.07%(4) $   38,110      1.13%(3)               1.13%(3)       2.01%(3)         4%(4)
10/1/09 to 9/30/10         10.96         37,094      1.10                   1.10           3.04            22
10/1/08 to 9/30/09         (4.54)           344      1.09                   1.10           3.80            46
6/6/08(6) to 9/30/08      (17.51)(4)         82      0.90(3)                1.01(3)        1.83(3)         60(4)

GLOBAL OPPORTUNITIES
 FUND

CLASS A
10/1/10 to 3/31/11(10)      7.73%(4) $   60,221      1.55%(3)               1.69%(3)       0.44%(3)        35%
10/1/09 to 9/30/10         18.09         59,088      1.57(7)                1.66           1.21            78
10/1/08 to 9/30/09        (13.53)        53,644      1.86                   1.86           1.16           168
10/1/07 to 9/30/08        (30.50)        73,003      1.65                   1.65           1.31            62
7/1/07 to 9/30/07           1.93(4)     116,983      1.60(3)                1.60(3)        0.59(3)         15(4)
7/1/06 to 6/30/07          24.61        117,709      1.61                   1.64           1.01            74
7/1/05 to 6/30/06          18.90        102,783      1.60                   1.70           0.76           124

CLASS B
10/1/10 to 3/31/11(10)      7.39%(4) $    1,202      2.30%(3)               2.44%(3)      (0.34)%(3)       35%
10/1/09 to 9/30/10         17.09          1,294      2.32(7)                2.41           0.43            78
10/1/08 to 9/30/09        (14.10)         1,369      2.61                   2.61           0.35           168
10/1/07 to 9/30/08        (30.93)         2,379      2.39                   2.39           0.49            62
7/1/07 to 9/30/07           1.65(4)       4,945      2.35(3)                2.35(3)       (0.15)(3)        15(4)
7/1/06 to 6/30/07          23.76          5,074      2.36                   2.39           0.22            74
7/1/05 to 6/30/06          17.92          5,395      2.35                   2.45           0.01           124

CLASS C
10/1/10 to 3/31/11(10)      7.43%(4) $      806      2.30%(3)               2.44%(3)      (0.31)%(3)       35%(4)
10/1/09 to 9/30/10         17.01            806      2.32(7)                2.41           0.48            78
10/1/08 to 9/30/09        (14.16)           776      2.62                   2.62           0.37           168
10/1/07 to 9/30/08        (30.95)         1,149      2.40                   2.40           0.55            62
7/1/07 to 9/30/07           1.67(4)       1,857      2.35(3)                2.35(3)       (0.15)(3)        15(4)
7/1/06 to 6/30/07          23.74          1,838      2.36                   2.38           0.23            74
7/1/05 to 6/30/06          17.99          2,826      2.35                   2.45          (0.03)          124

GLOBAL REAL ESTATE
 SECURITIES FUND

CLASS A
10/1/10 to 3/31/11(10)     12.17%(4) $    3,462      1.40%(3)              3 .79%(3)       3.56%(3)        34%
10/1/09 to 9/30/10         22.42          2,492      1.40                  4 .07           2.21            28
3/2/09(6) to 9/30/09       83.30(4)       1,586      1.40(3)               9 .62(3)        3.68(3)         29(4)

         The footnote legend is at the end of the financial highlights.

                        See Notes to Financial Statements

                           VIRTUS OPPORTUNITIES TRUST
                              FINANCIAL HIGHLIGHTS
           SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
                             THROUGHOUT EACH PERIOD

                          NET                    NET                                                                     NET
                         ASSET                REALIZED               DIVIDENDS                                 CHANGE   ASSET
                         VALUE,     NET         AND        TOTAL       FROM      DISTRIBUTIONS                   IN     VALUE,
                       BEGINNING INVESTMENT  UNREALIZED     FROM        NET        FROM NET                      NET     END
                          OF       INCOME       GAIN     INVESTMENT  INVESTMENT    REALIZED         TOTAL       ASSET    OF
                        PERIOD   (LOSS)(2)     (LOSS)    OPERATIONS   INCOME         GAINS      DISTRIBUTIONS   VALUE   PERIOD
                       --------- ----------  ----------  ----------  ----------  -------------  -------------  ------  -------
GLOBAL REAL ESTATE
 SECURITIES FUND
 (CONTINUED)

CLASS C
10/1/10 to 3/31/11(10) $   19.67       0.26        1.95        2.21       (0.84)         (0.65)         (1.49)   0.72  $ 20.39
10/1/09 to 9/30/10         18.25       0.27        3.29        3.56       (1.49)         (0.65)         (2.14)   1.42    19.67
3/2/09(6) to 9/30/09       10.00       0.24        8.01        8.25          --             --             --    8.25    18.25

CLASS I
10/1/10 to 3/31/11(10) $   19.91       0.43        1.89        2.32       (1.07)         (0.65)         (1.72)   0.60  $ 20.51
10/1/09 to 9/30/10         18.36       0.47        3.30        3.77       (1.57)         (0.65)         (2.22)   1.55    19.91
3/2/09(6) to 9/30/09       10.00       0.32        8.04        8.36          --             --             --    8.36    18.36

GREATER ASIA EX JAPAN
 OPPORTUNITIES FUND

CLASS A
10/1/10 to 3/31/11(10) $   16.89         --       (0.01)      (0.01)      (0.10)         (1.83)         (1.93)  (1.94) $ 14.95
10/1/09 to 9/30/10         13.01       0.14        4.19        4.33       (0.13)         (0.32)         (0.45)   3.88    16.89
4/21/09(6) to 9/30/09      10.00       0.10        2.91        3.01          --             --             --    3.01    13.01

CLASS C
10/1/10 to 3/31/11(10) $   16.77      (0.07)      (0.01)      (0.08)         --          (1.83)         (1.83)  (1.91) $ 14.86
10/1/09 to 9/30/10         12.96       0.07        4.16        4.23       (0.10)         (0.32)         (0.42)   3.81    16.77
4/21/09(6) to 9/30/09      10.00       0.06        2.90        2.96          --             --             --    2.96    12.96

CLASS I
10/1/10 to 3/31/11(10) $   16.94       0.02       (0.01)       0.01       (0.14)         (1.83)         (1.97)  (1.96) $ 14.98
10/1/09 to 9/30/10         13.02       0.18        4.21        4.39       (0.15)         (0.32)         (0.47)   3.92    16.94
4/21/09(6) to 9/30/09      10.00       0.11        2.91        3.02          --             --             --    3.02    13.02

GREATER EUROPEAN
 OPPORTUNITIES FUND

CLASS A
10/1/10 to 3/31/11(10) $   13.56       0.05        0.78        0.83       (0.29)         (1.28)         (1.57)  (0.74) $ 12.82
10/1/09 to 9/30/10         12.97       0.21        0.95        1.16       (0.15)         (0.42)         (0.57)   0.59    13.56
4/21/09(6) to 9/30/09      10.00       0.12        2.85        2.97          --             --             --    2.97    12.97

CLASS C
10/1/10 to 3/31/11(10) $   13.45         --        0.78        0.78       (0.19)         (1.28)         (1.47)  (0.69) $ 12.76
10/1/09 to 9/30/10         12.93       0.07        0.98        1.05       (0.11)         (0.42)         (0.53)   0.52    13.45
4/21/09(6) to 9/30/09      10.00       0.07        2.86        2.93          --             --             --    2.93    12.93

                                                                       RATIO OF
                                                                        GROSS
                                                    RATIO OF           EXPENSES           RATIO OF
                                                       NET            TO AVERAGE             NET
                                                    OPERATING            NET             INVESTMENT
                                         NET        EXPENSES            ASSETS             INCOME
                                       ASSETS,         TO              (BEFORE            (LOSS) TO
                                        END OF       AVERAGE           WAIVERS             AVERAGE       PORTFOLIO
                         TOTAL        PERIOD (IN       NET               AND                 NET         TURNOVER
                       RETURN(1)      THOUSANDS)    ASSETS(8)     REIMBURSEMENTS)(8)       ASSETS          RATE
                       ---------      ----------    ---------     ------------------     ----------      ---------
GLOBAL REAL ESTATE
 SECURITIES FUND
 (CONTINUED)

CLASS C
10/1/10 to 3/31/11(10)     11.77%(4)  $      419         2.15%(3)               4.54%(3)       2.66%(3)         34%(4)
10/1/09 to 9/30/10         21.55             262         2.15                   4.83           1.50             28
3/2/09(6) to 9/30/09       82.50(4)          194         2.15(3)               10.45(3)        2.94(3)          29(4)

CLASS I
10/1/10 to 3/31/11(10)     12.36%(4)  $      476         1.15%(3)               3.43%(3)       4.31%(3)         34%(4)
10/1/09 to 9/30/10         22.77             678         1.15                   3.90           2.63             28
3/2/09(6) to 9/30/09       83.60(4)          183         1.15(3)                6.04(3)        3.93(3)          29(4)

GREATER ASIA EX JAPAN
 OPPORTUNITIES FUND

CLASS A
10/1/10 to 3/31/11(10)      0.00%(4)  $   11,762         1.80%(3)               3.02%(3)       0.02%(3)         28%(4)
10/1/09 to 9/30/10         34.27          10,305         1.80                   3.05           1.00             78
4/21/09(6) to 9/30/09      30.10(4)        6,431         1.80(3)                3.78(3)        1.88(3)          26(4)

CLASS C
10/1/10 to 3/31/11(10)     (0.38)%(4) $      239         2.55%(3)               3.77%(3)      (0.95)%(3)        28%(4)
10/1/09 to 9/30/10         33.39             430         2.55                   3.83           0.46             78
4/21/09(6) to 9/30/09      29.60(4)          130         2.55(3)                4.54(3)        1.12(3)          26(4)

CLASS I
10/1/10 to 3/31/11(10)      0.04%(4)  $      812         1.55%(3)               2.93%(3)       0.25%(3)         28%(4)
10/1/09 to 9/30/10         34.69             198         1.55                   2.80           1.25             78
4/21/09(6) to 9/30/09      30.20(4)          130         1.55(3)                3.54(3)        2.11(3)          26(4)

GREATER EUROPEAN
 OPPORTUNITIES FUND

CLASS A
10/1/10 to 3/31/11(10)      6.37%(4)  $    4,989         1.45%(3)               3.10%(3)       0.69%(3)         26%
10/1/09 to 9/30/10          9.14           4,629         1.45                   2.75           1.60             48
4/21/09(6) to 9/30/09      29.70(4)        6,236         1.45(3)                3.60(3)        2.38(3)          14(4)

CLASS C
10/1/10 to 3/31/11(10)      6.04%(4)  $      158(3)      2.20%(3)               3.85%(3)      (0.03)%(3)        26%
10/1/09 to 9/30/10          8.28             142         2.20                   3.50           0.56             48
4/21/09(6) to 9/30/09      29.30(4)          196         2.20(3)                4.27(3)        1.31(3)          14(4)

         The footnote legend is at the end of the financial highlights.

                        See Notes to Financial Statements

                           VIRTUS OPPORTUNITIES TRUST
                              FINANCIAL HIGHLIGHTS
           SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
                             THROUGHOUT EACH PERIOD

                          NET                   NET                                                                     NET
                         ASSET               REALIZED               DIVIDENDS                                 CHANGE   ASSET
                         VALUE,     NET        AND        TOTAL       FROM      DISTRIBUTIONS                   IN     VALUE,
                       BEGINNING INVESTMENT UNREALIZED     FROM        NET        FROM NET                      NET     END
                          OF       INCOME      GAIN     INVESTMENT  INVESTMENT    REALIZED         TOTAL       ASSET    OF
                        PERIOD   (LOSS)(2)    (LOSS)    OPERATIONS    INCOME       GAINS       DISTRIBUTIONS   VALUE  PERIOD
                       --------- ---------- ----------  ----------  ----------  -------------  -------------  ------  -------
GREATER EUROPEAN
 OPPORTUNITIES
 FUND (CONTINUED)

CLASS I
10/1/10 to 3/31/11(10) $   13.60       0.06       0.79        0.85       (0.32)         (1.28)         (1.60)  (0.75) $ 12.85
10/1/09 to 9/30/10         12.98       0.24       0.96        1.20       (0.16)         (0.42)         (0.58)   0.62    13.60
4/21/09(6) to 9/30/09      10.00       0.14       2.84        2.98          --             --             --    2.98    12.98

HIGH YIELD FUND

CLASS A
10/1/10 to 3/31/11(10) $    4.17       0.15       0.05        0.20       (0.15)            --          (0.15)   0.05  $  4.22
10/1/09 to 9/30/10          3.89       0.31       0.28        0.59       (0.31)            --          (0.31)   0.28     4.17
10/1/08 to 9/30/09          3.98       0.31      (0.08)       0.23       (0.32)            --          (0.32)  (0.09)    3.89
10/1/07 to 9/30/08          4.89       0.34      (0.90)      (0.56)      (0.35)            --          (0.35)  (0.91)    3.98
11/1/06 to 9/30/07          4.91       0.30      (0.01)       0.29       (0.31)            --          (0.31)  (0.02)    4.89
11/1/05 to 10/31/06         4.88       0.31       0.05        0.36       (0.33)            --          (0.33)   0.03     4.91
11/1/04 to 10/31/05         5.11       0.31      (0.19)       0.12       (0.35)            --          (0.35)  (0.23)    4.88

CLASS B
10/1/10 to 3/31/11(10) $    4.08       0.13       0.05        0.18       (0.13)            --          (0.13)   0.05  $  4.13
10/1/09 to 9/30/10          3.82       0.27       0.27        0.54       (0.28)            --          (0.28)   0.26     4.08
10/1/08 to 9/30/09          3.92       0.28      (0.09)       0.19       (0.29)            --          (0.29)  (0.10)    3.82
10/1/07 to 9/30/08          4.81       0.30      (0.88)      (0.58)      (0.31)            --          (0.31)  (0.89)    3.92
11/1/06 to 9/30/07          4.84       0.26      (0.01)       0.25       (0.28)            --          (0.28)  (0.03)    4.81
11/1/05 to 10/31/06         4.81       0.26       0.06        0.32       (0.29)            --          (0.29)   0.03     4.84
11/1/04 to 10/31/05         5.05       0.27      (0.20)       0.07       (0.31)            --          (0.31)  (0.24)    4.81

CLASS C
10/1/10 to 3/31/11(10) $    4.11       0.13       0.05        0.18       (0.13)            --          (0.13)   0.05  $  4.16
10/1/09 to 9/30/10          3.85       0.27       0.27        0.54       (0.28)            --          (0.28)   0.26     4.11
10/1/08 to 9/30/09          3.94       0.28      (0.08)       0.20       (0.29)            --          (0.29)  (0.09)    3.85
10/1/07 to 9/30/08          4.84       0.30      (0.89)      (0.59)      (0.31)            --          (0.31)  (0.90)    3.94
11/1/06 to 9/30/07          4.87       0.26      (0.01)       0.25       (0.28)            --          (0.28)  (0.03)    4.84
11/1/05 to 10/31/06         4.84       0.27       0.05        0.32       (0.29)            --          (0.29)   0.03     4.87
11/1/04 to 10/31/05         5.07       0.27      (0.19)       0.08       (0.31)            --          (0.31)  (0.23)    4.84

                                                                  RATIO OF
                                                                   GROSS
                                                RATIO OF          EXPENSES            RATIO OF
                                                   NET           TO AVERAGE              NET
                                                OPERATING            NET             INVESTMENT
                                       NET      EXPENSES           ASSETS              INCOME
                                      ASSETS,      TO             (BEFORE             (LOSS) TO
                                       END OF    AVERAGE           WAIVERS             AVERAGE      PORTFOLIO
                         TOTAL       PERIOD (IN    NET               AND                 NET        TURNOVER
                       RETURN(1)     THOUSANDS) ASSETS(8)     REIMBURSEMENTS)(8)       ASSETS         RATE
                       ---------     ---------- ---------     ------------------     ----------     ---------
GREATER EUROPEAN
 OPPORTUNITIES
 FUND (CONTINUED)

CLASS I
10/1/10 to 3/31/11(10)      6.54%(4) $      134      1.20%(3)               2.85%(3)       0.88%(3)        26%(4)
10/1/09 to 9/30/10          9.48            142      1.20                   2.56           1.83            48
4/21/09(6) to 9/30/09      29.80(4)         130      1.20(3)                3.34(3)        2.63(3)         14(4)

HIGH YIELD FUND

CLASS A
10/1/10 to 3/31/11(10)      5.08%(4) $   96,840      1.26%(3)               1.36%(3)       7.01%(3)        69%(4)
10/1/09 to 9/30/10         15.43        101,326      1.35                   1.35(3)        7.69            92
10/1/08 to 9/30/09          7.02         90,560      1.37                   1.37           8.88           134
10/1/07 to 9/30/08        (12.10)        92,907      1.34                   1.34           7.41           100
11/1/06 to 9/30/07          6.06(4)     125,200      1.39(3)                1.39(3)        6.59(3)        102(4)
11/1/05 to 10/31/06         7.52        132,408      1.37                   1.37           6.25           161
11/1/04 to 10/31/05         2.37        144,060      1.36                   1.36           6.23            59

CLASS B
10/1/10 to 3/31/11(10)      4.50%(4) $      601      2.01%(3)               2.11%(3)       6.26%(3)        69%(4)
10/1/09 to 9/30/10         14.65            663      2.10                   2.10(3)        6.95            92
10/1/08 to 9/30/09          6.13          1,019      2.12                   2.12           8.21           134
10/1/07 to 9/30/08        (12.59)         1,366      2.08                   2.08           6.63           100
11/1/06 to 9/30/07          5.22(4)       2,597      2.13(3)                2.13(3)        5.78(3)        102(4)
11/1/05 to 10/31/06         6.83          4,595      2.12                   2.12           5.46           161
11/1/04 to 10/31/05         1.46          7,791      2.11                   2.11           5.47            59

CLASS C
10/1/10 to 3/31/11(10)      4.46%(4) $    2,298      2.01%(3)               2.11%(3)       6.26%(3)        69%(4)
10/1/09 to 9/30/10         14.53          2,119      2.10                   2.10(3)        6.93            92
10/1/08 to 9/30/09          6.36          1,585      2.12                   2.12           8.06           134
10/1/07 to 9/30/08        (12.72)         1,465      2.09                   2.09           6.66           100
11/1/06 to 9/30/07          5.20(4)       2,081      2.14(3)                2.14(3)        5.89(3)        102(4)
11/1/05 to 10/31/06         6.80          1,585      2.12                   2.12           5.48           161
11/1/04 to 10/31/05         1.66          1,758      2.11                   2.11           5.48            59

         The footnote legend is at the end of the financial highlights.

                        See Notes to Financial Statements

                           VIRTUS OPPORTUNITIES TRUST
                              FINANCIAL HIGHLIGHTS
           SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
                             THROUGHOUT EACH PERIOD

                          NET                      NET                                                                     NET
                         ASSET                  REALIZED               DIVIDENDS                                 CHANGE   ASSET
                         VALUE,     NET           AND        TOTAL       FROM       DISTRIBUTIONS                  IN     VALUE,
                       BEGINNING INVESTMENT    UNREALIZED     FROM        NET         FROM NET                     NET     END
                          OF       INCOME         GAIN     INVESTMENT  INVESTMENT     REALIZED        TOTAL       ASSET    OF
                        PERIOD   (LOSS)(2)       (LOSS)    OPERATIONS    INCOME        GAINS      DISTRIBUTIONS   VALUE  PERIOD
                       --------- ----------    ----------  ----------  ----------   ------------- -------------  ------  -------
INTERNATIONAL EQUITY
 FUND

CLASS A
10/1/10 to 3/31/11(10) $   10.17       0.06          0.85        0.91         --(5)            --            --    0.91  $ 11.08
9/16/10(6) to 9/30/10      10.00         --(5)       0.17        0.17         --               --            --    0.17    10.17

CLASS C
10/1/10 to 3/31/11(10) $   10.16       0.02          0.86        0.88         --               --            --    0.88  $ 11.04
9/16/10(6) to 9/30/10      10.00         --(5)       0.16        0.16         --               --            --    0.16    10.16

CLASS I
10/1/10 to 3/31/11(10) $   10.18       0.09          0.83        0.92      (0.01)              --         (0.01)   0.91  $ 11.09
9/16/10(6) to 9/30/10      10.00       0.01          0.17        0.18         --               --            --    0.18    10.18

INTERNATIONAL REAL
 ESTATE
 SECURITIES FUND

CLASS A
10/1/10 to 3/31/11(10) $    6.30       0.24          0.39        0.63      (0.69)              --         (0.69)  (0.06) $  6.24
10/1/09 to 9/30/10          6.00       0.13          0.65        0.78      (0.48)              --         (0.48)   0.30     6.30
10/1/08 to 9/30/09          6.72       0.21         (0.66)      (0.45)     (0.27)              --         (0.27)  (0.72)    6.00
10/1/07(6) to 9/30/08      10.00       0.21         (3.32)      (3.11)     (0.17)              --         (0.17)  (3.28)    6.72

CLASS C
10/1/10 to 3/31/11(10) $    6.26       0.21          0.39        0.60      (0.63)              --         (0.63)  (0.03) $  6.23
10/1/09 to 9/30/10          6.00       0.13          0.61        0.74      (0.48)              --         (0.48)   0.26     6.26
10/1/08 to 9/30/09          6.70       0.19         (0.67)      (0.48)     (0.22)              --         (0.22)  (0.70)    6.00
10/1/07(6) to 9/30/08      10.00       0.20         (3.38)      (3.18)     (0.12)              --         (0.12)  (3.30)    6.70

CLASS I
10/1/10 to 3/31/11(10) $    6.31       0.26          0.37        0.63      (0.71)              --         (0.71)  (0.08) $  6.23
10/1/09 to 9/30/10          5.99       0.19          0.61        0.80      (0.48)              --         (0.48)   0.32     6.31
10/1/08 to 9/30/09          6.72       0.23         (0.67)      (0.44)     (0.29)              --         (0.29)  (0.73)    5.99
10/1/07(6) to 9/30/08      10.00       0.25         (3.35)      (3.10)     (0.18)              --         (0.18)  (3.28)    6.72

                                                                             RATIO OF
                                                                              GROSS
                                                           RATIO OF          EXPENSES            RATIO OF
                                                              NET           TO AVERAGE              NET
                                                           OPERATING            NET             INVESTMENT
                                                  NET      EXPENSES           ASSETS              INCOME
                                                 ASSETS,      TO             (BEFORE             (LOSS) TO
                                                  END OF    AVERAGE           WAIVERS             AVERAGE      PORTFOLIO
                                    TOTAL       PERIOD (IN    NET               AND                 NET        TURNOVER
                                  RETURN(1)     THOUSANDS) ASSETS(8)     REIMBURSEMENTS)(8)       ASSETS         RATE
                                  ---------     ---------- ---------     ------------------     ----------     ---------
INTERNATIONAL EQUITY
 FUND

CLASS A
10/1/10 to 3/31/11(10)                 8.97%(4) $      123      1.50%(3)               2.97%(3)       1.12%(3)        61%(4)
9/16/10(6) to 9/30/10                  1.70(4)         102      1.50(3)               19.64(3)        1.36(3)         --(4)

CLASS C
10/1/10 to 3/31/11(10)                 8.66%(4) $      111      2.25%(3)               3.76%(3)       0.35%(3)        61%(4)
9/16/10(6) to 9/30/10                  1.60(4)         102      2.25(3)               20.39(3)        0.61(3)         --(4)

CLASS I
10/1/10 to 3/31/11(10)                 9.15%(4) $   20,593      1.25%(3)               2.42%(3)       1.73%(3)        61%(4)
9/16/10(6) to 9/30/10                  1.70(4)       7,068      1.25(3)               19.39(3)        1.62(3)         --(4)

INTERNATIONAL REAL
 ESTATE SECURITIES FUND

CLASS A
10/1/10 to 3/31/11(10)                10.78%(4) $    3,703      1.50%(3)               1.80%(3)       7.64%(3)        21%(4)
10/1/09 to 9/30/10                    14.44          2,474      1.50                   1.70           2.21            20
10/1/08 to 9/30/09                    (5.59)        32,178      1.50                   1.66           4.71            54
10/1/07(6) to 9/30/08                (31.46)        60,907      1.50                   2.11           2.74             8

CLASS C
10/1/10 to 3/31/11(10)                10.34%(4) $      712      2.25%(3)               2.55%(3)       6.95%(3)        21%(4)
10/1/09 to 9/30/10                    13.73            494      2.25                   2.51           2.28            20
10/1/08 to 9/30/09                    (6.30)           413      2.25                   2.40           4.21            54
10/1/07(6) to 9/30/08                (32.09)           141      2.23                   3.00           2.52             8

CLASS I
10/1/10 to 3/31/11(10)                10.73%(4) $   24,226      1.25%(3)               1.55%(3)       8.36%(3)        21%(4)
10/1/09 to 9/30/10                    14.83         24,052      1.25                   1.51(3)        3.31            20
10/1/08 to 9/30/09                    (5.43)            71      1.25                   1.41           4.87            54
10/1/07(6) to 9/30/08                (31.32)            69      1.24                   2.16           3.00             8

         The footnote legend is at the end of the financial highlights.

                        See Notes to Financial Statements

                           VIRTUS OPPORTUNITIES TRUST
                              FINANCIAL HIGHLIGHTS
           SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
                             THROUGHOUT EACH PERIOD

                                                NET
                          NET                 REALIZED                                          CHANGE   NET
                         ASSET      NET         AND        TOTAL     DIVIDENDS                    IN    ASSET
                         VALUE,  INVESTMENT  UNREALIZED    FROM       FROM NET                    NET   VALUE,
                       BEGINNING   INCOME       GAIN     INVESTMENT  INVESTMENT      TOTAL       ASSET  END OF   TOTAL
                       OF PERIOD (LOSS)(2)     (LOSS)    OPERATIONS    INCOME    DISTRIBUTIONS   VALUE  PERIOD  RETURN(1)
                       --------- ----------  ----------  ----------  ----------  -------------  ------  ------- ---------
MARKET NEUTRAL FUND

CLASS A
10/1/10 to 3/31/11(10) $   10.57      (0.13)      (0.24)      (0.37)      (0.29)         (0.29)  (0.66) $  9.91     (3.61)%
10/1/09 to 9/30/10         10.50      (0.25)       0.32        0.07          --             --    0.07    10.57      0.67
10/1/08 to 9/30/09          9.81      (0.01)       0.70        0.69          --             --    0.69    10.50      7.03
10/1/07 to 9/30/08         10.53      (0.09)      (0.47)      (0.56)      (0.16)         (0.16)  (0.72)    9.81     (5.36)
11/1/06 to 9/30/07         11.19       0.14       (0.58)      (0.44)      (0.22)         (0.22)  (0.66)   10.53     (3.86)(4)
11/1/05 to 10/31/06        11.87       0.12       (0.80)      (0.68)         --             --   (0.68)   11.19     (5.81)
11/1/04 to 10/31/05        11.51      (0.03)       0.39        0.36          --             --    0.36    11.87      3.13

CLASS B
10/1/10 to 3/31/11(110 $   10.04      (0.16)      (0.23)      (0.39)      (0.29)         (0.29)  (0.68) $  9.36     (4.01)%
10/1/09 to 9/30/10         10.06      (0.32)       0.30       (0.02)         --             --   (0.02)   10.04     (0.20)
10/1/08 to 9/30/09          9.47      (0.08)       0.67        0.59          --             --    0.59    10.06      6.23
10/1/07 to 9/30/08         10.17      (0.12)      (0.49)      (0.61)      (0.09)         (0.09)  (0.70)    9.47     (6.04)
11/1/06 to 9/30/07         10.80       0.08       (0.57)      (0.49)      (0.14)         (0.14)  (0.63)   10.17     (4.64)(4)
11/1/05 to 10/31/06        11.55       0.02       (0.77)      (0.75)         --             --   (0.75)   10.80     (6.41)
11/1/04 to 10/31/05        11.28      (0.13)       0.40        0.27          --             --    0.27    11.55      2.39

CLASS C
10/1/10 to 3/31/11(10) $   10.00      (0.16)      (0.23)      (0.39)      (0.29)         (0.29)  (0.68) $  9.32     (4.02)%
10/1/09 to 9/30/10         10.02      (0.32)       0.30       (0.02)         --             --   (0.02)   10.00     (0.20)
10/1/08 to 9/30/09          9.43      (0.07)       0.66        0.59          --             --    0.59    10.02      6.26
10/1/07 to 9/30/08         10.12      (0.12)      (0.49)      (0.61)      (0.08)         (0.08)  (0.69)    9.43     (6.04)
11/1/06 to 9/30/07         10.75       0.07       (0.56)      (0.49)      (0.14)         (0.14)  (0.63)   10.12     (4.57)(4)
11/1/05 to 10/31/06        11.49       0.02       (0.76)      (0.74)         --             --   (0.74)   10.75     (6.44)
11/1/04 to 10/31/05        11.22      (0.11)       0.38        0.27          --             --    0.27    11.49      2.41

CLASS I
10/1/10 to 3/31/11(10) $   10.58      (0.12)      (0.23)      (0.35)      (0.29)         (0.29)  (0.64) $  9.94     (3.51)%
10/1/09(6) to 9/30/10      10.49      (0.23)       0.32        0.09          --             --    0.09    10.58      0.95(4)

                                   RATIO OF
                                   EXPENSES
                                  (EXCLUDING                                        RATIO OF
                                   DIVIDENDS                RATIO OF                EXPENSES
                                     AND                    EXPENSES               (INCLUDING
                                   INTEREST                (INCLUDING             DIVIDENDS AND
                                   ON SHORT               DIVIDENDS AND            INTEREST ON
                                  SALES AFTER             INTEREST ON              SHORT SALES         RATIO OF
                                    EXPENSE                SHORT SALES               BEFORE               NET
                       NET          WAIVERS               AFTER EXPENSE              EXPENSE           INVESTMENT
                      ASSETS,         AND                  WAIVERS AND             WAIVERS AND          INCOME
                      END OF   REIMBURSEMENTS)(8)       REIMBURSEMENTS)(8)      REIMBURSEMENTS)(8)     (LOSS) TO       PORTFOLIO
                    PERIOD (IN     TO AVERAGE               TO AVERAGE              TO AVERAGE          AVERAGE        TURNOVER
                    THOUSANDS)     NET ASSETS               NET ASSETS              NET ASSETS         NET ASSETS        RATE
                    ---------- ------------------       ------------------      ------------------     ----------      ---------
MARKET NEUTRAL FUND

CLASS A
10/1/10 to
 3/31/11(10)        $   16,706               1.90%(3)                 3.77%(3)                4.03%(3)      (2.52)%(3)        84%(3)
10/1/09 to 9/30/10      17,556               1.82(7)                  3.76(7)                 4.04          (2.33)           155
10/1/08 to 9/30/09      74,749               1.77                     4.04                    4.23          (0.08)           253
10/1/07 to 9/30/08     119,387               1.81                     3.49                    3.84          (0.85)           285
11/1/06 to 9/30/07      54,630               1.91(3)                  3.56(3)                 3.95(3)        1.45(3)         394(4)
11/1/05 to 10/31/06     89,054               2.19                     3.63                    3.63           1.04            285
11/1/04 to 10/31/05    111,133               2.20                     3.65                    3.65          (0.26)           177

CLASS B
10/1/10 to
 3/31/11(110        $      439               2.65%(3)                 4.46%(3)                4.72%(3)      (3.23)%(3)        84%(3)
10/1/09 to 9/30/10         670               2.60(7)                  4.55(7)                 4.83          (3.15)           155
10/1/08 to 9/30/09       1,435               2.52                     4.83                    5.02          (0.79)           253
10/1/07 to 9/30/08       1,678               2.55                     4.19                    4.55          (1.19)           285
11/1/06 to 9/30/07       2,651               2.67(3)                  4.22(3)                 4.63(3)        0.82(3)         394(4)
11/1/05 to 10/31/06      4,338               2.91                     4.39                    4.39           0.22            285
11/1/04 to 10/31/05      7,859               2.90                     4.36                    4.36          (1.14)           177

CLASS C
10/1/10 to
 3/31/11(10)        $    3,358               2.65%(3)                 4.49%(3)                4.75%(3)      (3.24)%(3)        84%(3)
10/1/09 to 9/30/10       4,249               2.62(7)                  4.62(7)                 4.90          (3.17)           155
10/1/08 to 9/30/09       4,434               2.52                     4.84                    5.03          (0.77)           253
10/1/07 to 9/30/08       4,983               2.55                     4.19                    4.55          (1.21)           285
11/1/06 to 9/30/07       7,187               2.68(3)                  4.27(3)                 4.68(3)        0.76(3)         394(4)
11/1/05 to 10/31/06     18,377               2.92                     4.41                    4.41           0.19            285
11/1/04 to 10/31/05     40,584               2.90                     4.35                    4.35          (0.97)           177

CLASS I
10/1/10 to
 3/31/11(10)        $   54,489               1.65%(3)                 3.48%(3)                3.74%(3)      (2.22)%(3)        84%(3)
10/1/09(6) to
9/30/10                 70,434               1.64(3)(7)               3.69(3)(7)              3.97(3)       (2.20)(3)        155

         The footnote legend is at the end of the financial highlights.

                       See Notes to Financial Statements

                           VIRTUS OPPORTUNITIES TRUST
                              FINANCIAL HIGHLIGHTS
           SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
                             THROUGHOUT EACH PERIOD

                           NET                     NET                                                                        NET
                          ASSET        NET       REALIZED               DIVIDENDS   DISTRIBUTIONS                 CHANGE IN  ASSET
                         VALUE,    INVESTMENT      AND      TOTAL FROM   FROM NET     FROM NET                       NET     VALUE,
                        BEGINNING    INCOME     UNREALIZED  INVESTMENT  INVESTMENT    REALIZED         TOTAL        ASSET    END OF
                        OF PERIOD   (LOSS)(2)  GAIN (LOSS)  OPERATIONS    INCOME        GAINS      DISTRIBUTIONS    VALUE    PERIOD
                        ---------  ----------  -----------  ----------  ----------  -------------  -------------  ---------  -------
MULTI-SECTOR FIXED
 INCOME FUND

CLASS A
10/1/10 to 3/31/11(10)  $   10.77        0.34         0.23        0.57       (0.36)            --          (0.36)      0.21  $ 10.98
10/1/09 to 9/30/10           9.96        0.67         0.79        1.46       (0.65)            --          (0.65)      0.81    10.77
10/1/08 to 9/30/09           9.23        0.59         0.85        1.44       (0.71)            --          (0.71)      0.73     9.96
10/1/07 to 9/30/08          10.89        0.68        (1.66)      (0.98)      (0.68)            --          (0.68)     (1.66)    9.23
11/1/06 to 9/30/07          10.88        0.56        (0.03)       0.53       (0.52)            --          (0.52)      0.01    10.89
11/1/05 to 10/31/06         10.63        0.59         0.21        0.80       (0.55)            --          (0.55)      0.25    10.88
11/1/04 to 10/31/05         11.16        0.59        (0.40)       0.19       (0.72)            --          (0.72)     (0.53)   10.63

CLASS B
10/1/10 to 3/31/11(10)  $   10.75        0.29         0.25        0.54       (0.32)            --          (0.32)      0.22  $ 10.97
10/1/09 to 9/30/10           9.95        0.59         0.79        1.38       (0.58)            --          (0.58)      0.80    10.75
10/1/08 to 9/30/09           9.22        0.53         0.84        1.37       (0.64)            --          (0.64)      0.73     9.95
10/1/07 to 9/30/08          10.88        0.60        (1.66)      (1.06)      (0.60)            --          (0.60)     (1.66)    9.22
11/1/06 to 9/30/07          10.87        0.48        (0.02)       0.46       (0.45)            --          (0.45)      0.01    10.88
11/1/05 to 10/31/06         10.61        0.51         0.22        0.73       (0.47)            --          (0.47)      0.26    10.87
11/1/04 to 10/31/05         11.13        0.50        (0.40)       0.10       (0.62)            --          (0.62)     (0.52)   10.61

CLASS C
10/1/10 to 3/31/11(10)  $   10.84        0.30         0.24        0.54       (0.32)            --          (0.32)      0.22  $ 11.06
10/1/09 to 9/30/10          10.02        0.59         0.80        1.39       (0.57)            --          (0.57)      0.82    10.84
10/1/08 to 9/30/09           9.27        0.52         0.87        1.39       (0.64)            --          (0.64)      0.75    10.02
10/1/07 to 9/30/08          10.94        0.61        (1.68)      (1.07)      (0.60)            --          (0.60)     (1.67)    9.27
11/1/06 to 9/30/07          10.93        0.48        (0.02)       0.46       (0.45)            --          (0.45)      0.01    10.94
11/1/05 to 10/31/06         10.67        0.51         0.22        0.73       (0.47)            --          (0.47)      0.26    10.93
11/1/04 to 10/31/05         11.18        0.51        (0.40)       0.11       (0.62)            --          (0.62)     (0.51)   10.67

CLASS I
10/1/10 to 3/31/11(10)  $   10.76        0.35         0.24        0.59       (0.37)            --          (0.37)      0.22  $ 10.98
10/1/09(6) to 9/30/10        9.95        0.70         0.79        1.49       (0.68)            --          (0.68)      0.81    10.76

                                                                                     RATIO OF
                                                       RATIO OF       RATIO OF          NET
                                            NET          NET           GROSS        INVESTMENT
                                          ASSETS,      EXPENSES       EXPENSES       INCOME TO
                                          END OF      TO AVERAGE     TO AVERAGE      AVERAGE       PORTFOLIO
                          TOTAL           PERIOD         NET             NET            NET         TURNOVER
                        RETURN(1)     (IN THOUSANDS)  ASSETS(8)       ASSETS(8)       ASSETS         RATE
                        ---------     --------------  ----------     ----------     ----------     ---------
MULTI-SECTOR FIXED
 INCOME FUND

CLASS A
10/1/10 to 3/31/11(10)       5.35%(4) $      135,296        1.16%(3)       1.16%(3)       6.18%(3)        30%(4)
10/1/09 to 9/30/10          15.14            125,962        1.16           1.16           6.46            74
10/1/08 to 9/30/09          17.34            121,968        1.16           1.16           6.90            85
10/1/07 to 9/30/08          (9.46)            88,744        1.15           1.15           6.54            91
11/1/06 to 9/30/07           4.95(4)         113,458        1.19(3)        1.19(3)        5.55(3)         92(4)
11/1/05 to 10/31/06          7.74            113,362        1.17           1.17           5.52            96
11/1/04 to 10/31/05          1.73            113,885        1.20           1.20           5.36           136

CLASS B
10/1/10 to 3/31/11(10)       5.07%(4) $       12,259        1.91%(3)       1.91%(3)       5.41%(3)        30%(4)
10/1/09 to 9/30/10          14.20             13,590        1.91           1.91           5.72            74
10/1/08 to 9/30/09          16.47             13,276        1.91           1.91           6.18            85
10/1/07 to 9/30/08         (10.16)            11,969        1.90           1.90           5.80            91
11/1/06 to 9/30/07           4.25(4)          14,205        1.94(3)        1.94(3)        4.80(3)         92(4)
11/1/05 to 10/31/06          7.05             14,147        1.92           1.92           4.78            96
11/1/04 to 10/31/05          0.91             16,879        1.95           1.95           4.61           136

CLASS C
10/1/10 to 3/31/11(10)       5.02%(4) $       65,753        1.91%(3)       1.91%(3)       5.42%(3)        30%(4)
10/1/09 to 9/30/10          14.29             62,214        1.91           1.91           5.71            74
10/1/08 to 9/30/09          16.59             41,374        1.90           1.90           5.93            85
10/1/07 to 9/30/08         (10.20)            16,828        1.90           1.90           5.80            91
11/1/06 to 9/30/07           4.22(4)          20,677        1.94(3)        1.94(3)        4.81(3)         92(4)
11/1/05 to 10/31/06          7.00             17,222        1.91           1.91           4.77            96
11/1/04 to 10/31/05          0.99             15,175        1.95           1.95           4.62           136

CLASS I
10/1/10 to 3/31/11(10)       5.58%(4) $       11,673        0.92%(3)       0.92%(3)       6.46%(3)        30%(4)
10/1/09(6) to 9/30/10       15.41(4)           7,633        0.91(3)        0.91(3)        6.78(3)         74

         The footnote legend is at the end of the financial highlights.

                        See Notes to Financial Statements

                           VIRTUS OPPORTUNITIES TRUST
                              FINANCIAL HIGHLIGHTS
           SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
                             THROUGHOUT EACH PERIOD

                           NET                     NET                                                                        NET
                          ASSET        NET       REALIZED               DIVIDENDS   DISTRIBUTIONS                 CHANGE IN  ASSET
                         VALUE,    INVESTMENT      AND      TOTAL FROM   FROM NET     FROM NET                       NET     VALUE,
                        BEGINNING    INCOME     UNREALIZED  INVESTMENT  INVESTMENT    REALIZED         TOTAL        ASSET    END OF
                        OF PERIOD   (LOSS)(2)  GAIN (LOSS)  OPERATIONS    INCOME        GAINS      DISTRIBUTIONS    VALUE    PERIOD
                        ---------  ----------  -----------  ----------  ----------  -------------  -------------  ---------  -------
SENIOR FLOATING
 RATE FUND

CLASS A
10/1/10 to 3/31/11(10)  $    9.80        0.22         0.31        0.53       (0.34)         (0.08)         (0.42)      0.11  $  9.91
10/1/09 to 9/30/10           9.87        0.67         0.09        0.76       (0.64)         (0.19)         (0.83)     (0.07)    9.80
10/1/08 to 9/30/09           9.41        0.54         0.47        1.01       (0.55)            --(5)       (0.55)      0.46     9.87
1/31/08(6) to 9/30/08       10.00        0.41        (0.61)      (0.20)      (0.39)            --          (0.39)     (0.59)    9.41

CLASS C
10/1/10 to 3/31/11(10)  $    9.81        0.16         0.34        0.50       (0.30)         (0.08)         (0.38)      0.12  $  9.93
10/1/09 to 9/30/10           9.87        0.59         0.10        0.69       (0.56)         (0.19)         (0.75)     (0.06)    9.81
10/1/08 to 9/30/09           9.41        0.44         0.51        0.95       (0.49)            --(5)       (0.49)      0.46     9.87
1/31/08(6) to 9/30/08       10.00        0.37        (0.61)      (0.24)      (0.35)            --          (0.35)     (0.59)    9.41

CLASS I
10/1/10 to 3/31/11(10)  $    9.80        0.21         0.33        0.54       (0.35)         (0.08)         (0.43)      0.11  $  9.91
10/1/09 to 9/30/10           9.86        0.64         0.15        0.79       (0.66)         (0.19)         (0.85)     (0.06)    9.80
10/1/08 to 9/30/09           9.41        0.58         0.45        1.03       (0.58)            --(5)       (0.58)      0.45     9.86
1/31/08(6) to 9/30/08       10.00        0.43        (0.61)      (0.18)      (0.41)            --          (0.41)     (0.59)    9.41

                                                                                     RATIO OF
                                                       RATIO OF       RATIO OF          NET
                                            NET           NET          GROSS        INVESTMENT
                                          ASSETS,      EXPENSES       EXPENSES       INCOME TO
                                          END OF      TO AVERAGE     TO AVERAGE      AVERAGE       PORTFOLIO
                          TOTAL           PERIOD          NET            NET            NET         TURNOVER
                        RETURN(1)     (IN THOUSANDS)   ASSETS(8)      ASSETS(8)       ASSETS         RATE
                        ---------     --------------  ----------     ----------     ----------     ---------
SENIOR FLOATING
 RATE FUND

CLASS A
10/1/10 to 3/31/11(10)       5.46%(4) $      190,206        1.20%(3)       1.16%(3)       4.58%(3)        35%(4)
10/1/09 to 9/30/10           8.05             98,790        1.20(9)        1.15(10)       6.86            41
10/1/08 to 9/30/09          11.74             52,987        1.20           1.33           6.00            63
1/31/08(6) to 9/30/08       (2.12)(4)         14,349        1.20(3)        1.80(3)        6.25(3)         27(4)

CLASS C
10/1/10 to 3/31/11(10)       5.17%(4) $       82,736        1.95%(3)       1.92%(3)       3.42%(3)        35%(4)
10/1/09 to 9/30/10           7.35             30,116        1.95(9)        1.92(10)       6.02            41
10/1/08 to 9/30/09          10.94              2,740        1.95           2.05           4.82            63
1/31/08(6) to 9/30/08       (2.59)(4)            359        1.95(3)        2.57(3)        5.58(3)         27(4)

CLASS I
10/1/10 to 3/31/11(10)       5.60%(4) $       98,978        0.95%(3)       0.92%(3)       4.41%(3)        35%(4)
10/1/09 to 9/30/10           8.44             32,679        0.95(9)        0.89(10)       6.56            41
10/1/08 to 9/30/09          11.94                394        0.95           1.13           6.54            63
1/31/08(6) to 9/30/08       (1.96)(4)            232        0.95(3)        1.56(3)        6.51(3)         27(4)

FOOTNOTE LEGEND

(1) Sales charges, where applicable, are not reflected in the total return calculation.

(2)   Computed using average shares outstanding.

(3)   Annualized.

(4)   Not annualized.

(5)   Amount is less than $0.005.

(6)   Inception date.

(7) Due to a change in expense ratio, the ratio shown is a blended expense ratio.

(8) The Funds will also indirectly bear their prorated share of expenses of the underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.

(9) See Note 3C in the Notes to Financial Statements for information on recapture of expenses previously waived.

(10)  Unaudited.

                        See Notes to Financial Statements

                           VIRTUS OPPORTUNITIES TRUST
                          NOTES TO FINANCIAL STATEMENTS
                           MARCH 31, 2011 (UNAUDITED)

1.   ORGANIZATION

     Virtus Opportunities Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940 ("1940 Act"), as amended, as an open-end management investment company.

     As of the date of this report, 22 funds are offered for sale (each a "Fund"), of which 14 are reported in this semiannual report.

     Each Fund has a distinct investment objective and 11 Funds are diversified. The Global Commodities Stock Fund, Global Real Estate Securities Fund and the International Real Estate Securities Fund are nondiversified Funds.

     The Funds have the following investment objectives.

                                             INVESTMENT OBJECTIVE
                                             -----------------------------------
Bond Fund                                    High total return from both current
                                             income and capital appreciation.

CA Tax-Exempt Bond Fund                      A high level of current income
                                             exempt from California state and
                                             local income taxes, as well as
                                             federal income tax, consistent with
                                             the preservation of capital.

Global Commodities Stock Fund                Long-term capital appreciation.

Global Infrastructure Fund                   Capital appreciation and current
                                             income.

Global Opportunities Fund                    Capital appreciation.

Global Real Estate Securities Fund           Primary investment objective of
                                             long-term capital appreciation,
                                             with a secondary investment
                                             objective of income.

Greater Asia ex Japan Opportunities Fund     Long-term capital appreciation.

Greater European Opportunities Fund          Long-term capital appreciation.

High Yield Fund                              High current income and a secondary
                                             objective of capital growth.

International Equity Fund                    Long-term capital appreciation.

International Real Estate Securities Fund    Primary investment objective of
                                             long-term capital appreciation,
                                             with a secondary investment
                                             objective of income.

Market Neutral Fund                          Long-term capital appreciation
                                             while maintaining minimal portfolio
                                             exposure to general equity market
                                             risk.

Multi-Sector Fixed Income Fund               Maximize current income while
                                             preserving capital.

Senior Floating Rate Fund                    High total return from both current
                                             income and capital appreciation.

     There is no guarantee that a Fund will achieve its objective.

     All the Funds offer Class A and Class C shares with the exception of the CA Tax-Exempt Bond Fund which does not offer Class C shares. All Funds with the exception of the Global Opportunities Fund and the High Yield Fund, offer Class I shares. Class B shares are no longer available for purchase by new or existing shareholders, except for existing shareholders through Qualifying Transactions (for more information regarding Qualifying Transactions, refer to the prospectus).

     Class A shares of the Bond Fund, CA Tax-Exempt Bond Fund, High Yield Fund, Multi-Sector Fixed Income Fund and Senior Floating Rate Fund are sold with a front-end sales charge of up to 4.75% with some exceptions. Class A shares of the remaining Funds are sold with a front-end sales charge of up to 5.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 0.50% -- 1% contingent deferred sales charge ("CDSC") may be imposed on certain redemptions made within a certain period following purchases on which a finder's fee has been paid. The period for which such CDSC applies for the Funds is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.

     Class B shares were generally sold with a CDSC, which declines from 5% to zero depending on the period of time the shares are held. Class C shares are generally sold with a 1% (1.25% for the Market Neutral Fund) CDSC if redeemed within one year of purchase. Class I shares are sold without a front-end sales charge or CDSC.

     Effective January 1, 2011, Virtus Mutual Funds impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statements of additional information. The fees collected will be used to offset certain expenses of the Funds.

     Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service fees under a Board-approved 12b-1 and shareholder servicing plan and has exclusive voting rights with respect to this plan. Class I shares are not subject to a 12b-1 plan. Income and other expenses and realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.

                           VIRTUS OPPORTUNITIES TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

A.   SECURITY VALUATION:

     Security valuation procedures for the Funds have been approved by the Board of Trustees. All internally fair valued securities, referred to below, are approved by a valuation committee appointed under the direction of the Board of Trustees.

     The Funds utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

          -    Level 1 -- quoted prices in active markets for identical
                          securities

          -    Level 2 -- prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

          -    Level 3 -- prices determined using significant unobservable inputs (including the valuation committee's own assumptions in determining the fair value of investments)

     A description of the valuation techniques applied to the Funds' major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

     Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the valuation committee, are generally categorized as Level 3 in the hierarchy.

     Certain foreign securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the New York Stock Exchange ("NYSE")) that may impact the value of securities traded in these foreign markets. In such cases the Funds fair value foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, Financial Futures, Exchange Traded Funds, and certain Indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain Foreign Common Stocks may occur on a frequent basis.

     Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments such as Mortgage-Backed and Asset-Backed Securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the valuation committee are generally categorized as Level 3 in the hierarchy.

     Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over the counter (OTC) derivative contracts, which include Forward Currency Contracts and Equity Linked Instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

     Investments in open-end mutual funds are valued at their closing net asset value determined as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) each business day and are categorized as Level 1 in the hierarchy.

     The Funds value their investments in the BlackRock Institutional Money Market Trust ("IMM Trust") at fair value, which is based upon the net asset value of the IMM Trust, calculated each day that the NYSE is open for business. Investments held by the IMM Trust are valued using amortized cost and the IMM Trust intends to comply with relevant maturity, portfolio quality and diversification requirements set forth in Rule 2a-7 ("2a-7"), as well as monitoring procedures called for by 2a-7. The IMM Trust is not registered under the 1940 Act, and is categorized as Level 2 in the hierarchy.

     Short-term Notes having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market and are generally categorized as Level 2 in the hierarchy.

     A summary of the inputs used to value the Funds' major categories of assets and liabilities, which primarily includes investments of the Fund, by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B.   SECURITY TRANSACTIONS AND RELATED INCOME:

     Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

     Dividend income is recorded using management's estimate of the income included in distributions received from the REIT investments.
     Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

                           VIRTUS OPPORTUNITIES TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

C.   INCOME TAXES:

     Each Fund is treated as a separate taxable entity. It is the policy of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

     The Trust may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

     The Funds have adopted the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds have determined that there was no effect on the financial statements from the adoption of this authoritative guidance. The Funds do not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months. The Funds file tax returns as prescribed by the tax laws of the jurisdictions in which they operate. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable. As of March 31, 2011, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations is from the year 2007 forward (with limited exceptions).

D.   DISTRIBUTIONS TO SHAREHOLDERS:

     Distributions are recorded by each Fund on the ex-dividend date. For the CA Tax-Exempt Fund and the Multi-Sector Fixed Income Fund income distributions are declared and recorded daily and distributed monthly. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E.   EXPENSES:

     Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more appropriately made.

     In addition to the Net Annual Operating Expenses that the Funds bear directly, the shareholders of the Funds indirectly bear the pro-rata expenses of the underlying mutual funds in which certain funds invest.

F.   FOREIGN CURRENCY TRANSLATION:

     Foreign securities and other foreign assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not isolate that portion of the results of operations arising from changes in exchange rates or from fluctuations which arise due to changes in the market prices of securities.

G.   DERIVATIVE FINANCIAL INSTRUMENTS:

     Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enhanced disclosure that enables the investors to understand how and why a fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a fund's results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Funds.

     FORWARD CURRENCY CONTRACTS: A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as an unrealized gain or loss in the Statement of Operations. When the contract is closed or offset with the same counterparty, on settlement date, the Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as net realized gain (loss) from foreign currency transactions.

     Funds enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. The Funds also, from time to time, hedge the currency exposure of foreign denominated securities, held in the portfolio, back to U.S. dollars during perceived times of U.S. dollar strength. This is done in order to protect U.S. dollar value of the portfolio. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

     WARRANTS AND RIGHTS: Certain Funds hold warrants and rights acquired either through a direct purchase, including as part of private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Fund until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board of Trustees' approved fair valuation procedures.

     EQUITY-LINKED INSTRUMENTS: Equity-linked instruments are investments of various types issued by financial institutions or special purpose entities located in foreign countries. They provide investors with the synthetic economic performance of a referenced equity security including benefits from dividends and other corporate actions, but they do not have certain rights of direct investment in the referenced securities, e.g., voting rights. In addition to the market and other risks of the referenced equity security, investments in equity-linked instruments expose the Funds to counterparty

                           VIRTUS OPPORTUNITIES TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

risk, which includes the risk that the issuing entity may not be able to honor its financial commitment to the Fund. Equity-linked instruments have no guaranteed return of principal and may experience a return different from the referenced equity security. Typically, when the Funds invest in equity-linked instruments they do so in order to obtain exposure to certain countries in which the Funds do not have local accounts. At March 31, 2011, the Funds did not hold any Equity-Linked instruments.

The following is a summary of the Funds' derivative instrument holdings categorized by primary risk exposure as of March 31, 2011 ($ reported in thousands):

                                           LOCATION ON THE STATEMENTS OF ASSETS AND LIABILITIES
                               --------------------------------------------------------------------------
DERIVATIVE TYPE                        ASSET DERIVATIVES                      LIABILITY DERIVATIVES
--------------------------     ----------------------------------      ----------------------------------
EQUITY CONTRACTS               INVESTMENT IN SECURITIES AT VALUE                       --

FOREIGN EXCHANGE CONTRACTS     UNREALIZED APPRECIATION ON FORWARD      UNREALIZED DEPRECIATION ON FORWARD
                               CURRENCY CONTRACTS                      CURRENCY CONTRACTS

                                                          ASSET DERIVATIVE FAIR VALUE
                                             ----------------------------------------------------
                                             TOTAL VALUE AT                      FOREIGN EXCHANGE
                                             MARCH 31, 2011   EQUITY CONTRACTS      CONTRACTS
                                             --------------   ----------------   ----------------
Global Opportunities Fund                         $ 4               --                  $ 4
Greater Asia ex Japan Opportunities Fund           30               --                   30
Greater European Opportunities Fund                 3               --                    3

                                                       LIABILITY DERIVATIVE FAIR VALUE
                                             --------------------------------------------------
                                             TOTAL VALUE AT                    FOREIGN EXCHANGE
                                             MARCH 31, 2011  EQUITY CONTRACTS     CONTRACTS
                                             --------------  ----------------  ----------------
Global Opportunities Fund                        $(147)             --              $(147)
Greater Asia ex Japan Opportunities Fund           (57)             --                (57)
Greater European Opportunities Fund                (97)             --                (97)
International Equity Fund                          (84)             --                (84)

For the period ended March 31, 2011, the Funds' average volume of derivative activities is as follows:

                                                 FORWARD CURRENCY        FORWARD CURRENCY
                                             CONTRACTS -- PURCHASED(1)  CONTRACTS -- SOLD(2)
                                             -------------------------  --------------------
Global Opportunities Fund                              $4,329                 $(6,961)
Greater Asia ex Japan Opportunities Fund                  803                    (837)
Greater European Opportunities Fund                     2,130                  (3,121)
International Equity Fund                                  --                  (1,134)

(1) Value at Settlement Date Payable.

(2) Value at Settlement Date Receivable.

DERIVATIVE TYPE                LOCATION ON THE STATEMENTS OF OPERATIONS
--------------------------     ----------------------------------------
FOREIGN EXCHANGE CONTRACTS     NET REALIZED GAIN (LOSS) ON FOREIGN CURRENCY TRANSACTIONS
                               NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
                                ON FOREIGN CURRENCY TRANSLATION

                                           REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN RESULTS FROM OPERATIONS
                                           -------------------------------------------------------------------------
                                           TOTAL VALUE AT                                           FOREIGN EXCHANGE
                                           MARCH 31, 2011             EQUITY CONTRACTS                  CONTRACTS
                                           --------------             ----------------              ----------------
Global Opportunities Fund                      $(200)                        10                           $(210)
Greater Asia ex Japan Opportunities Fund         (11)                        --                             (11)
Greater European Opportunities Fund             (148)                        --                            (148)
International Equity Fund                        (41)                        --                             (41)

                                              CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
                                                                     IN RESULTS FROM OPERATIONS
                                           --------------------------------------------------------------------------------
                                           TOTAL VALUE AT                      EQUITY                      FOREIGN EXCHANGE
                                           MARCH 31, 2011                    CONTRACTS                         CONTRACTS
                                           --------------                    ---------                     ----------------
Global Opportunities Fund                       $(101)                           --                              $(101)
Greater Asia ex Japan Opportunities Fund          (16)                           --                                (16)
Greater European Opportunities Fund                69                            --                                 69
International Equity Fund                         (78)                           --                                (78)
International Real Estate Fund                     (1)                           (1)                                --

                           VIRTUS OPPORTUNITIES TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

H.   WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS:

     Certain Funds may engage in when-issued or delayed delivery transactions. Each Fund records when-issued and delayed delivery securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

I.   LOAN AGREEMENTS:

     Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due. The funds currently hold assignment loans.

J.   SHORT SALES:
     ($ REPORTED IN THOUSANDS)

     Certain funds may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, the Fund must borrow the security. The Fund's obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Fund's custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs. On ex-dividend date, dividends on short sales are recorded as an expense to the Fund.

     At March 31, 2011, the value of securities sold short in the Market Neutral Fund amounted to $(74,021) against which collateral of $100,181 was provided. The collateral includes the deposits with broker for securities sold short and the market value of segregated investments held long, as footnoted in the Schedule of Investments and Securities Sold Short. Short selling used in the management of the Fund may accelerate the velocity of potential losses if the prices of securities sold short appreciate quickly. Stocks purchased may decline in value at the same time stocks sold short appreciate in value, thereby increasing potential losses.

     In accordance with the terms of its prime brokerage agreements, the Market Neutral Fund may receive rebate income or be charged a fee on borrowed securities. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The Fund records these prime broker charges on a net basis as interest income or interest expense. For the six months ended March 31, 2011, the Fund had net charges of $200 on borrowed securities. Such amounts are included in Interest expense on short sales on the statement of operations.

K.   SECURITIES LENDING:

     Certain Funds may loan securities to qualified brokers through an agreement with Bank of New York Mellon ("BNY Mellon") or PFPC Trust Company ("PFPC"). Under the terms of agreement, each such Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged by BNY Mellon or PFPC for their services as securities lending agents and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.

     At March 31, 2011, the following Funds had securities on loan (reported in thousands):

                                           MARKET VALUE  CASH COLLATERAL
                                           ------------  ---------------
Bond Fund                                     $2,793          $2,905
Global Opportunities Fund                      1,948           2,010
Greater Asia ex Japan Opportunities Fund         128             129
Greater European Opportunities Fund              222             234
High Yield Fund                                6,754           7,001

L.   REPURCHASE AGREEMENTS:

     Certain Funds may invest in repurchase agreements. A repurchase agreement is a transaction where a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. Each Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. If the seller defaults and the value of the collateral declines, or if the seller enters insolvency proceedings, realization of collateral may be delayed or limited.

     At March 31, 2011, the Funds had no open repurchase agreements.

                           VIRTUS OPPORTUNITIES TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

3.   INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS
     ($ REPORTED IN THOUSANDS EXCEPT AS NOTED)

     A.   ADVISER:

          Virtus Investment Advisers, Inc. ("VIA," the "Adviser"), an indirect wholly-owned subsidiary of Virtus Investment Partners, Inc. ("Virtus"), is the Adviser to the Trust.

          For managing, or directing the management of, the investments of each Fund, the Adviser is entitled to a fee based upon the following annual rates:

                                           1ST $1 BILLION   OVER $1 BILLION
                                           --------------   ---------------
Bond Fund.................................      0.45%             0.40%
Greater Asia ex Japan Opportunities Fund..      1.00              0.95
Greater European Opportunities Fund.......      0.85              0.80
Market Neutral Fund.......................      1.50              1.40

                                           1ST $1 BILLION  $1+ BILLION -- $2 BILLION  $2+ BILLION
                                           --------------  -------------------------  -----------
CA Tax-Exempt Bond Fund...................       0.45%               0.40%                0.35%
Global Commodities Stock Fund.............       1.00                0.95                 0.90
Global Infrastructure Fund................       0.65                0.60                 0.55
Global Opportunities Fund.................       0.85                0.80                 0.75
Global Real Estate Securities
 Fund.....................................       0.85                0.80                 0.75
High Yield Fund...........................       0.65                0.60                 0.55
International Real Estate Securities Fund.       1.00                0.95                 0.90
Multi-Sector Fixed Income Fund............       0.55                0.50                 0.45
Senior Floating Rate Fund.................       0.60                0.55                 0.50

                                           1ST $2 BILLION  $2+ BILLION -- $4 BILLION  $4+ BILLION
                                           --------------  -------------------------  -----------
International Equity Fund................        0.85%               0.80%                0.75%

          The Adviser manages the Funds' investment programs and general operations of the Funds, including oversight of the Funds' subadvisers.

     B.   SUBADVISER:

          The subadvisers manage the investments of the Funds for which they are paid a fee by the Adviser. The subadvisers with respect to the Funds they serve are as follows:

FUND                                                  SUBADVISER
-----------------------------------------             ----------
Bond Fund                                             SCM(5)(8)
Global Commodities Stock Fund                         HIM(7)
Global Infrastructure Fund                            DPIM(2)(8)
Global Opportunities Fund                             Vontobel(6)
Global Real Estate Securities Fund                    DPIM(2)(8)
Greater Asia ex Japan Opportunities Fund              Vontobel(6)
Greater European Opportunities Fund                   Vontobel(6)
High Yield Fund                                       SCM(5)(8)
International Equity Fund                             Pyrford(4)
International Real Estate Securities Fund             DPIM(2)(8)
Market Neutral Fund                                   TBCAM(1)
Multi-Sector Fixed Income Fund                        Goodwin(3)
Senior Floating Rate Fund                             Goodwin(3)

(1)  The Boston Company Asset Management LLC

(2)  Duff & Phelps Investment Management Co.

(3)  Goodwin Capital Advisers, Inc.

(4) Pyrford International Ltd. (An indirect wholly-owned subsidiary of the Bank of Montreal ("BoM"). BoM is a minority investor of Virtus.)

(5)  SCM Advisors, LLC

(6)  Vontobel Asset Management, Inc.

(7) Harris Investment Management, Inc., an indirect, wholly-owned subsidiary of BoM.

(8)  DPIM and SCM are indirect, wholly-owned subsidiaries of Virtus.

     C.   EXPENSE LIMITS AND FEE WAIVERS:

          The Adviser has voluntarily agreed to limit each Fund's total operating expenses (excluding taxes, extraordinary expenses and acquired fund fees and expenses), so that such expenses do not exceed the below percentages of the average daily net asset values for the following funds. The Adviser may discontinue these voluntary expense caps at any time.

                                                                            CLASS A  CLASS B  CLASS C  CLASS I
                                                                            -------  -------  -------  -------
Bond Fund.........................................................           0.85%    1.60%    1.60%    0.60%
CA Tax-Exempt Bond Fund...........................................           0.85       --       --     0.60
Global Opportunities Fund.........................................           1.55     2.30     2.30       --
Global Real Estate Securities Fund................................           1.40       --     2.15     1.15
Greater Asia ex Japan Opportunities Fund..........................           1.80       --     2.55     1.55
Greater European Opportunities Fund...............................           1.45       --     2.20     1.20
High Yield Fund...................................................           1.15     1.90     1.90       --
International Real Estate Securities Fund.........................           1.50       --     2.25     1.25
Market Neutral Fund(1)............................................           1.90     2.65     2.65     1.65
Senior Floating Rate Fund(2)......................................           1.20       --     1.95     0.95

                           VIRTUS OPPORTUNITIES TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

The Adviser has contractually agreed to limit the following Funds' total operating expenses (excluding interest, taxes, acquired fund fees and expenses, and extraordinary expenses).

                                                           THROUGH
                                CLASS A  CLASS C  CLASS I   DATE
                                -------  -------  -------  -------
Global Commodities Stock Fund..  1.65%    2.40%    1.40%   3/31/12
International Equity Fund......  1.50     2.25     1.25    9/30/11

(1) Excluding dividends on short sales and prime brokerage interest expenses. Effective January 1, 2010, the Fund's expense ratios were increased.

(2)  Excluding leverage expenses, if any.

The Adviser may recapture operating expenses waived or reimbursed under this arrangement, within three fiscal years following the end of the fiscal year in which such waiver or reimbursement occurred. Each Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with applicable expense limitations. All or a portion of the following Adviser reimbursed expenses may be recaptured by the end of the fiscal year shown below.

                                                            EXPIRATION DATE
                                                        -----------------------
                                                        2011  2012  2013  TOTAL
                                                        ----  ----  ----  -----
Bond Fund...........................................    $ 95  $281  $293  $ 669
CA Tax-Exempt Bond Fund.............................     109    96   106    311
Global Infrastructure Fund..........................      51    13    --     64
Global Opportunities Fund...........................      --    --    48     48
Global Real Estate Securities Fund..................      --    66    91    157
Greater Asia ex Japan Opportunities Fund............      --    51    99    150
Greater European Opportunities Fund.................      --    55    79    134
International Equity Fund...........................      --    --    16     16
International Real Estate Securities Fund...........     126    57    73    256
Market Neutral Fund.................................     191   164   195    550
Senior Floating Rate Fund*..........................       3    42    --     45

* Adviser is currently recapturing previously waived or reimbursed expenses. The amounts in the above table reflect the amounts currently available for recapture.

D.   DISTRIBUTOR:

     As the distributor of each Fund's shares, VP Distributors, Inc. ("VP Distributors"), an indirect wholly-owned subsidiary of Virtus, has advised the Funds that for the fiscal year (the "period") ended March 31, 2011, it retained Class A net commissions of $180 and deferred sales charges of $43; Class B deferred sales charges of $19; and Class C deferred sales charges of $34.

     In addition, each Fund pays VP Distributors distribution and/or service fees under Board-approved 12b-1 and shareholder service plans as a percentage of the average daily net assets of each respective class at the annual rates as follows: Class A shares 0.25%; Class B shares 1.00%; Class C shares 1.00%; Class I shares are not subject to a 12b-1 plan.

     Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a CDSC fee, the CDSC schedule of the original shares purchased continues to apply.

E.   ADMINISTRATION AND TRANSFER AGENT SERVICES:

     VP Distributors serves as the Administrator to the Trust. For the period ended March 31, 2011, VP Distributors received administration fees totaling $530 which are included in the Statement of Operations. A portion of these fees is paid to outside entities that also provide services to the Funds.

     VP Distributors also serves as the Trust's transfer agent. For the period ended March 31, 2011, VP Distributors received transfer agent fees totaling $526 which are included in the Statements of Operations. A portion of these fees is paid to outside entities that also provide services to the Funds.

                           VIRTUS OPPORTUNITIES TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

F.   AFFILIATED SHAREHOLDERS:

     At March 31, 2011, Virtus, its affiliates, BoM (a minority investor in Virtus) and its affiliates, and the retirement plans of Virtus and its affiliates held shares of the Funds which may be redeemed at any time that aggregated the following:

                                                          AGGREGATE SHARES    NET ASSET VALUE
                                                          ----------------    ---------------
Bond Fund,
    Class I ........................................            208,550          $   2,327
Global Commodities Stock Fund
    Class A ........................................             10,000                108
    Class C ........................................             10,000                108
    Class I ........................................            130,000              1,409
Global Infrastructure Fund,
    Class I ........................................          2,921,200             34,675
Global Real Estate Securities Fund,
    Class A ........................................             98,368              2,014
    Class C ........................................             12,160                248
    Class I ........................................             12,342                253
Greater Asian ex Japan Opportunities Fund,
    Class A ........................................                 12                 -- *
    Class C ........................................                 12                 -- *
    Class I ........................................                 12                 -- *
Greater European Opportunities Fund,
    Class A ........................................                 12                 -- *
    Class C ........................................                 12                 -- *
    Class I ........................................                 12                 -- *
International Equity Fund,
    Class A ........................................             10,002                111
    Class C ........................................             10,000                110
    Class I ........................................          1,060,208             11,758
International Real Estate Securities Fund,
    Class A ........................................            258,789              1,615
    Class C ........................................             12,818                 80
    Class I ........................................          3,667,954             22,851
Market Neutral Fund,
    Class I ........................................          3,859,678             38,365
Senior Floating Rate Fund,
    Class I ........................................          2,122,693             21,036

*    Amount is less than $500 (not reported in thousands).

4.   PURCHASES AND SALES OF SECURITIES
     ($ REPORTED IN THOUSANDS)

     Purchases and sales of investment securities (excluding U.S. Government securities and agency securities, forward currency contracts, futures and short-term securities) during the period ended March 31, 2011, were as follows:

                                                        PURCHASES        SALES
                                                        ---------       --------
Bond Fund ........................................       $ 91,299       $121,100
CA Tax-Exempt Bond Fund ..........................          4,137          6,570
Global Commodities Stock Fund ....................          1,605            121
Global Infrastructure Fund .......................          3,055          9,776
Global Opportunities Fund ........................         21,018         24,663
Global Real Estate Securities Fund ...............          1,767          1,263
Greater Asia ex Japan Opportunities Fund .........          5,034          3,377
Greater European Opportunities Fund ..............          1,342          1,515
High Yield Fund ..................................         68,353         71,900
International Equity Fund ........................         19,047          6,568
International Real Estate Securities Fund ........          5,554          6,514
Market Neutral Fund ..............................         56,717         76,198
Multi-Sector Fixed Income Fund ...................         70,642         60,848
Senior Floating Rate Fund ........................        283,891         86,087

                                                                    PURCHASES
                                                SHORT SALES      TO COVER SHORTS
                                                -----------      ---------------
Market Neutral Fund...........................  $    61,822      $        84,583

Purchases and sales of long term U.S. Government and agency securities for the Funds during the period ended March 31, 2011, were as follows:

                                                      PURCHASES         SALES
                                                      ---------      -----------
Bond Fund ..................................          $ 92,991       $   107,006
Multi-Sector Fixed Income Fund .............             1,030             2,464

                           VIRTUS OPPORTUNITIES TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 MARCH 31, 2011

5.   CAPITAL SHARE TRANSACTIONS
     (REPORTED IN THOUSANDS)

Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:

                                                  BOND FUND                                CA TAX-EXEMPT BOND FUND
                                  ------------------------------------------      ------------------------------------------
                                   SIX MONTHS ENDED                                SIX MONTHS ENDED
                                    MARCH 31, 2011            YEAR ENDED            MARCH 31, 2011            YEAR ENDED
                                      (UNAUDITED)         SEPTEMBER 30, 2010         (UNAUDITED)          SEPTEMBER 30, 2010
                                  ------------------      ------------------      ------------------      -------------------
                                   SHARES     AMOUNT        SHARES    AMOUNT       SHARES    AMOUNT        SHARES     AMOUNT
                                  -------  ---------      --------  --------      -------   --------      -------   ---------
CLASS A
Sale of shares .................      166  $   1,833           499  $  5,402           19   $    226           21   $     249
Reinvestment of distributions...       91      1,007           189     2,042           32        382           61         732
Shares repurchased .............     (520)    (5,737)         (948)  (10,221)        (181)    (2,116)        (239)     (2,879)
                                  -------  ---------      --------  --------      -------   --------      -------   ---------
Net Increase / (Decrease) ......     (263) $  (2,897)         (260) $ (2,777)        (130)  $ (1,508)        (157)  $  (1,898)
                                  =======  =========      ========  ========      =======   ========      =======   =========

CLASS B
Sale of shares .................        7  $      80            13  $    141           --   $     --                $      --
Reinvestment of distributions...        3         28             7        74           --         --           --          --
Shares repurchased .............      (91)      (985)         (171)   (1,797)          --         --           --          --
                                  -------  ---------      --------  --------      -------   --------      -------   ---------
Net Increase / (Decrease) ......      (81) $    (877)         (151) $ (1,582)          --   $     --           --   $      --
                                  =======  =========      ========  ========      =======   ========      =======   =========

CLASS C
Sale of shares .................       51  $     553           256  $  2,721           --   $     --                $      --
Reinvestment of distributions...       11        116            20       216           --         --           --          --
Shares repurchased .............      (89)      (961)         (262)   (2,773)          --         --           --          --
                                  -------  ---------      --------  --------      -------   --------      -------   ---------
Net Increase / (Decrease) ......      (27) $    (292)           14  $    164           --   $     --           --   $      --
                                  =======  =========      ========  ========      =======   ========      =======   =========

CLASS I
Sale of shares .................      241  $   2,692           930  $ 10,188           52   $    606          325   $   3,912
Reinvestment of distributions...      180      2,017           498     5,440           12        145           26         316
Shares repurchased .............   (4,189)   (46,856)       (4,335)  (47,399)        (117)    (1,389)        (154)     (1,856)
                                  -------  ---------      --------  --------      -------   --------      -------   ---------
Net Increase / (Decrease) ......   (3,768) $ (42,147)       (2,907) $(31,771)         (53)  $   (638)         197   $   2,372
                                  =======  =========      ========  ========      =======   ========      =======   =========

                                          GLOBAL COMMODITIES STOCK FUND
                                   ------------------------------------------               GLOBAL INFRASTRUCTURE FUND
                                     FROM INCEPTION                                --------------------------------------------
                                    MARCH 15, 2011 TO                              SIX MONTHS ENDED
                                     MARCH 31, 2011           YEAR ENDED            MARCH 31, 2011              YEAR ENDED
                                       (UNAUDITED)         SEPTEMBER 30, 2010         (UNAUDITED)           SEPTEMBER 30, 2010
                                   ------------------      ------------------      -----------------       --------------------
                                    SHARES     AMOUNT      SHARES     AMOUNT       SHARES    AMOUNT         SHARES     AMOUNT
                                   -------  ---------      --------  --------      -------   -------       --------   ---------
CLASS A
Sale of shares ..................       10  $     100            --  $     --          194   $ 2,215          1,285   $  13,099
Reinvestment of distributions....       --         --            --        --           22       245             76         783
Shares repurchased ..............       --         --            --        --         (469)   (5,349)        (6,776)    (67,473)
                                   -------  ---------      --------  --------      -------   -------        -------   ---------
Net Increase / (Decrease) .......       10  $     100            --  $     --         (253)  $(2,889)        (5,415)  $ (53,591)
                                   =======  =========      ========  ========      =======   =======        =======   =========

CLASS C
Sale of shares ..................       10  $     100            --  $     --           53   $   595            200   $   2,042
Reinvestment of distributions....       --         --            --        --            3        29              8          80
Shares repurchased ..............       --         --            --        --         (145)   (1,635)          (160)     (1,623)
                                   -------  ---------      --------  --------      -------   -------        -------   ---------
Net Increase / (Decrease) .......       10  $     100            --  $     --          (89)  $(1,011)            48   $     499
                                   =======  =========      ========  ========      =======   =======        =======   =========

CLASS I
Sale of shares ..................      130  $   1,300            --  $     --           82   $   936          4,422   $  43,104
Reinvestment of distributions....       --         --            --        --           38       426            114       1,166
Shares repurchased ..............       --         --            --        --         (370)   (4,167)        (1,108)    (11,242)
                                   -------  ---------      --------  --------      -------   -------        -------   ---------
Net Increase / (Decrease) .......      130  $   1,300            --  $     --         (250)  $(2,805)         3,428   $  33,028
                                   =======  =========      ========  ========      =======   =======        =======   =========

                           VIRTUS OPPORTUNITIES TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 MARCH 31, 2011

                                                    GLOBAL OPPORTUNITIES FUND                 GLOBAL REAL ESTATE SECURITIES FUND
                                           ------------------------------------------      ----------------------------------------
                                            SIX MONTHS ENDED                               SIX MONTHS ENDED
                                             MARCH 31, 2011            YEAR ENDED           MARCH 31, 2011          YEAR ENDED
                                              (UNAUDITED)          SEPTEMBER 30, 2010        (UNAUDITED)        SEPTEMBER 30, 2010
                                           -------------------     ------------------      ----------------     -------------------
                                           SHARES      AMOUNT       SHARES     AMOUNT      SHARES    AMOUNT     SHARES      AMOUNT
                                           ------     --------     -------    -------      ------   -------     ------     --------
CLASS A
Sale of shares .........................       79     $    637         455    $ 3,222          51   $ 1,026         31     $    588
Reinvestment of distributions...........       65          524          78        547          11       207         11          193
Shares repurchased .....................     (482)      (3,863)       (989)    (6,989)        (19)     (369)        (4)         (64)
                                           ------     --------     -------    -------      ------   -------     ------     --------
Net Increase / (Decrease) ..............     (338)    $ (2,702)       (456)   $(3,220)         43   $   864         38     $    717
                                           ======     ========     =======    =======      ======   =======     ======     ========
CLASS B
Sale of shares .........................        5     $     38          43    $   263          --   $    --         --     $     --
Reinvestment of distributions...........        1            6           2         10          --        --         --           --
Shares repurchased .....................      (30)        (219)        (87)      (561)         --        --         --           --
                                           ------     --------     -------    -------      ------   -------     ------     --------
Net Increase / (Decrease) ..............      (24)    $   (175)        (42)   $  (288)         --   $    --         --     $     --
                                           ======     ========     =======    =======      ======   =======     ======     ========
CLASS C
Sale of shares .........................        2     $     16          17    $   107           7   $   132          1     $     24
Reinvestment of distributions...........       --            3           1          5           1        21          1           23
Shares repurchased .....................      (10)         (72)        (32)      (203)         --(1)     (9)        --(1)        --
                                           ------     --------     -------    -------      ------   -------     ------     --------
Net Increase / (Decrease) ..............       (8)    $    (53)        (14)   $   (91)          8   $  (144)         2     $     47
                                           ======     ========     =======    =======      ======   =======     ======     ========
CLASS I
Sale of shares .........................       --     $     --          --    $    --          22   $   433         26     $    477
Reinvestment of distributions...........       --           --          --         --           2        36          4           62
Shares repurchased .....................       --           --          --         --         (34)     (720)        (6)        (104)
                                           ------     --------     -------    -------      ------   -------     ------     --------
Net Increase / (Decrease) ..............       --     $     --          --    $    --         (10)  $  (251)        24     $    435
                                           ======     ========     =======    =======      ======   =======     ======     ========

(1) Amount is less than $500.

                                            GREATER ASIA EX JAPAN OPPORTUNITIES FUND         GREATER EUROPEAN OPPORTUNITIES FUND
                                           -------------------------------------------    ------------------------------------------
                                             SIX MONTHS ENDED                              SIX MONTHS ENDED
                                              MARCH 31, 2011           YEAR ENDED           MARCH 31, 2011           YEAR ENDED
                                               (UNAUDITED)          SEPTEMBER 30, 2010       (UNAUDITED)         SEPTEMBER 30, 2010
                                           --------------------    -------------------    ------------------     -------------------
                                            SHARES      AMOUNT      SHARES      AMOUNT    SHARES      AMOUNT     SHARES      AMOUNT
                                           --------    --------    --------    -------    -------     ------     -------    --------
CLASS A
Sale of shares...........................       279    $  4,431         276    $ 3,920          6     $   83          20    $   258
Reinvestment of distributions............        99       1,475          17        225         43        537          21        274
Shares repurchased.......................      (201)     (2,920)       (177)    (2,399)        (2)       (22)       (181)    (2,205)
                                           --------    --------    --------    -------    -------     ------     -------    -------
Net Increase / (Decrease)................       177    $  2,986         116    $ 1,746         47     $  598        (140)   $(1,673)
                                           ========    ========    ========    =======    =======     ======     =======    =======
CLASS C
Sale of shares...........................         4    $     59          15    $   220          1     $    7          --(1) $     2
Reinvestment of distributions............         2          30          --(1)       4          1         16           1          8
Shares repurchased.......................       (15)       (248)         --         --         --(1)      (1)         (5)       (66)
                                           --------    --------    --------    -------    -------     ------     -------    -------
Net Increase / (Decrease)................        (9)   $   (159)         15    $   224          2     $   22          (4)   $   (56)
                                           ========    ========    ========    =======    =======     ======     =======    =======
CLASS I
Sale of shares...........................        43    $    636           1    $    19         --(1)  $   --(1)       --    $    --
Reinvestment of distributions............         2          32          --(1)       5         --         --          --(1)       6
Shares repurchased.......................       (2)        (33)          --         --         --         --          --         --
                                           --------    --------    --------    -------    -------     ------     -------    -------
Net Increase / (Decrease)................        43    $    635           1    $    24         --(1)  $   --(1)       --(1) $     6
                                           ========    ========    ========    =======    =======     ======     =======    =======

                           VIRTUS OPPORTUNITIES TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 MARCH 31, 2011

                                                       HIGH YIELD FUND                            INTERNATIONAL EQUITY FUND
                                           --------------------------------------------    -----------------------------------------
                                            SIX MONTHS ENDED                                SIX MONTHS ENDED      FROM INCEPTION
                                             MARCH 31, 2011             YEAR ENDED           MARCH 31, 2011    SEPTEMBER 15, 2010 TO
                                               (UNAUDITED)          SEPTEMBER 30, 2010        (UNAUDITED)       SEPTEMBER 30, 2010
                                           --------    --------    -------    ---------    ------    -------    -------   ----------
                                            SHARES      AMOUNT      SHARES     AMOUNT      SHARES     AMOUNT    SHARES      AMOUNT
                                           --------    --------    -------    ---------    ------    -------    -------   ----------
CLASS A
Sale of shares                                1,626    $  6,848      4,666    $  19,037         2    $    20         10   $      100
Reinvestment of distributions                   617       2,586      1,190        4,767        --(1)      --(1)      --           --
Shares repurchased                           (3,602)    (15,077)    (4,790)     (19,159)       (1)        (8)        --           --
                                           --------    --------     ------    ---------    ------    -------    -------   ----------
Net Increase / (Decrease)                    (1,359)   $ (5,643)     1,066    $   4,645         1    $    12         10   $      100
                                           ========    ========     ======    =========    ======    =======    =======   ==========
CLASS B
Sale of shares                                    1    $      4         12    $      47        --    $    --         --   $       --
Reinvestment of distributions                     4          14          9           35        --         --         --           --
Shares repurchased                              (22)        (89)      (125)        (492)       --         --         --           --
                                           --------    --------     ------    ---------    ------    -------    -------   ----------
Net Increase / (Decrease)                       (17)   $    (71)      (104)   $    (410)       --    $    --         --   $       --
                                           ========    ========     ======    =========    ======    =======    =======   ==========
CLASS C
Sale of shares                                   59    $    245        148    $     586        --    $    --         10   $      100
Reinvestment of distributions                    10          43         18           71        --         --         --           --
Shares repurchased                              (33)       (137)       (62)        (248)       --         --         --           --
                                           --------    --------     ------    ---------    ------    -------    -------   ----------
Net Increase / (Decrease)                        36    $    151        104    $     409        --    $    --         10   $      100
                                           ========    ========     ======    =========    ======    =======    =======   ==========
CLASS I
Sale of shares                                   --    $     --         --    $      --     1,699    $18,109        694   $    7,030
Reinvestment of distributions                    --          --         --           --         1          8         --           --
Shares repurchased                               --          --         --           --      (537)    (5,705)        --           --
                                           --------    --------     ------    ---------    ------    -------    -------   ----------
Net Increase / (Decrease)                        --    $     --         --    $      --     1,163    $12,412        694   $    7,030
                                           ========    ========     ======    =========    ======    =======    =======   ==========

(1) Amount is less than $500.

                                             INTERNATIONAL REAL ESTATE SECURITIES FUND                MARKET NEUTRAL FUND
                                           ---------------------------------------------   -----------------------------------------
                                             SIX MONTHS ENDED                               SIX MONTHS ENDED
                                              MARCH 31, 2011            YEAR ENDED           MARCH 31, 2011          YEAR ENDED
                                               (UNAUDITED)          SEPTEMBER 30, 2010        (UNAUDITED)         SEPTEMBER 30, 2010
                                           -------     -------     --------     --------   ------   ---------    -------   ---------
                                            SHARES     AMOUNT       SHARES       AMOUNT    SHARES     AMOUNT     SHARES     AMOUNT
                                           -------     -------     --------     --------   ------   ---------    -------   ---------
CLASS A
Sale of shares                                 185     $ 1,140          110     $    588      403   $   4,139      1,029   $ 10,853
Reinvestment of distributions                   47         275           27          145       41         418         --         --
Shares repurchased                             (31)       (194)      (5,108)     (29,526)    (419)     (4,266)    (6,485)   (68,211)
                                           -------     -------     --------     --------   ------   ---------    -------   --------
Net Increase / (Decrease)                      201     $ 1,221       (4,971)    $(28,793)      25   $     291     (5,456)  $(57,358)
                                           =======     =======     ========     ========   ======   =========    =======   ========
CLASS B
Sale of shares                                  --     $    --           --     $     --        9   $      87         10   $    104
Reinvestment of distributions                   --          --           --           --        1          10         --         --
Shares repurchased                              --          --           --           --      (29)       (290)       (86)      (869)
                                           -------     -------     --------     --------   ------   ---------    -------   --------
Net Increase / (Decrease)                       --     $    --           --     $     --      (19)  $    (193)       (76)  $   (765)
                                           =======     =======     ========     ========   ======   =========    =======   ========
CLASS C
Sale of shares                                  34     $   210           16     $     91        8   $      77        110   $  1,099
Reinvestment of distributions                    9          52            5           29        8          79         --         --
Shares repurchased                              (8)        (47)         (11)         (56)     (81)       (785)      (128)    (1,281)
                                           -------     -------     --------     --------   ------   ---------    -------   --------
Net Increase / (Decrease)                       35     $   215           10     $     64     (65)   $    (629)       (18)  $   (182)
                                           =======     =======     ========     ========   ======   =========    =======   ========
CLASS I

Sale of shares                                 198     $ 1,230        4,901     $ 28,283      654   $   6,699      7,462   $ 78,497
Reinvestment of distributions                  421       2,444          407        2,177      121       1,241         --         --
Shares repurchased                            (545)     (3,487)      (1,507)      (8,600)  (1,946)    (19,767)      (808)    (8,529)
                                           -------     -------     --------     --------   ------   ---------    -------   --------
Net Increase / (Decrease)                       74     $   187        3,801     $ 21,860   (1,171)  $ (11,827)     6,654   $ 69,968
                                           =======     =======     ========     ========   ======   =========    =======   ========

                           VIRTUS OPPORTUNITIES TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 MARCH 31, 2011

                                                  MULTI-SECTOR FIXED INCOME FUND                 SENIOR FLOATING RATE FUND
                                          ---------------------------------------------    ----------------------------------------
                                             SIX MONTHS ENDED                               SIX MONTHS ENDED
                                              MARCH 31, 2011            YEAR ENDED            MARCH 31, 2011         YEAR ENDED
                                               (UNAUDITED)         SEPTEMBER 30, 2010          (UNAUDITED)       SEPTEMBER 30, 2010
                                          ---------------------    --------------------    -------------------   ------------------
                                           SHARES       AMOUNT     SHARES       AMOUNT     SHARES     AMOUNT      SHARES    AMOUNT
                                          -------     ---------    -------     --------    ------    ---------   -------   --------
CLASS A
Sale of shares                              2,382     $  25,921      4,402     $ 45,541    12,309    $ 122,339     9,581   $ 93,658
Reinvestment of distributions                 295         3,208        517        5,368       518        5,134       287      2,805
Shares repurchased                         (2,056)      (22,345)    (5,467)     (55,814)   (3,719)     (36,876)   (5,162)   (50,893)
                                          -------     ---------    -------     --------    ------    ---------   -------   --------
Net Increase / (Decrease)                     621     $   6,784       (548)    $ (4,905)    9,108    $  90,597     4,706   $ 45,570
                                          =======     =========    =======     ========    ======    =========   =======   ========
CLASS B
Sale of shares                                  6     $      70         78     $    791        --    $      --        --   $     --
Reinvestment of distributions                  18           201         39          405        --           --        --         --
Shares repurchased                           (171)       (1,857)      (188)      (1,941)       --           --        --         --
                                          -------     ---------    -------     --------    ------    ---------   -------   --------
Net Increase / (Decrease)                    (147)    $  (1,586)       (71)    $   (745)       --    $      --        --   $     --
                                          =======     =========    =======     ========    ======    =========   =======   ========
CLASS C
Sale of shares                                841     $   9,218      2,420     $ 25,154     5,451    $  54,243     2,849   $ 28,061
Reinvestment of distributions                  98         1,074        134        1,408       136        1,347        65        631
Shares repurchased                           (733)       (8,023)      (944)      (9,788)     (320)      (3,180)     (122)    (1,192)
                                          -------     ---------    -------     --------    ------    ---------   -------   --------
Net Increase / (Decrease)                     206     $   2,269      1,610     $ 16,774     5,267    $  52,410     2,792   $ 27,500
                                          =======     =========    =======     ========    ======    =========   =======   ========
CLASS I
Sale of shares                                607     $   6,633      3,199     $ 32,392     7,427    $  73,775     3,981   $ 39,129
Reinvestment of distributions                   8            91          4           45       164        1,630       245      2,393
Shares repurchased                           (262)       (2,851)    (2,494)     (26,020)     (936)      (9,295)     (932)    (9,064)
                                          -------     ---------    -------     --------    ------    ---------   -------   --------
Net Increase / (Decrease)                     353     $   3,873        709     $  6,417     6,655    $  66,110     3,294   $ 32,458
                                          =======     =========    =======     ========    ======    =========   =======   ========

                           VIRTUS OPPORTUNITIES TRUST
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

6.    10% SHAREHOLDERS

      As of March 31, 2011, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprised of a group of individual shareholders), which in each case individually amounted to more than 10% of the total shares outstanding of the Fund as detailed below.

                                                 % OF SHARES   NUMBER OF
                                                 OUTSTANDING   ACCOUNTS
                                                 -----------   ---------
Bond Fund.....................................         33%         2
CA Tax-Exempt Bond Fund ......................         34          2
Global Commodities Stock Fund ................         87          1*
Global Infrastructure Fund+ ..................         50          1*
Global Real Estate Securities Fund ...........         46          1*
Greater Asia ex Japan Opportunities Fund .....         80          4*
Greater European Opportunities Fund ..........         88          1
International Equity Fund ....................         63          3*
International Real Estate Securities Fund+ ...         80          1*
Market Neutral Fund+ .........................         72          2*
Senior Floating Rate Fund ....................         29          1

*     Includes affiliated shareholder accounts.

+ The Alternatives Diversifier Fund does not invest in the underlying funds for the purpose of exercising management or control; however, investments made by the Fund within each of its principal investment strategies may represent a significant portion of an underlying fund's net assets. At March 31, 2011, the Fund was the owner of record of approximately 80% of the International Real Estate Securities Fund, 51% of the Market Neutral Fund and 50% of the Global Infrastructure Fund.

7.    ILLIQUID AND RESTRICTED SECURITIES
      ($ REPORTED IN THOUSANDS)

      Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of each Fund's Schedule of Investments where applicable.

      Restricted securities are not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid.

      At March 31, 2011, the Funds held the following illiquid and restricted securities:

                                                     MARKET VALUE     % OF
                             ACQUISITION ACQUISITION     AT       NET ASSETS AT
                                DATE        COST       3/31/11       3/31/11
                             ----------- ----------- ------------ -------------
High Yield Fund
Poland Telecom Finance BV
 Series B
 14%, 12/1/07 ..............   11/24/97    $5,000        $62           0.0%
ACG Holdings, Inc ..........    12/4/93       358          0           0.0%

Market Neutral Fund
Telefonica Moviles S.A. ....   12/20/01         0          0           0.0%

      The Funds will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.

8.    CREDIT RISK AND ASSET CONCENTRATION

      In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

      High yield/high risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the adviser and/or subadviser to accurately predict risk.

      Since the Market Neutral Fund does not clear its own short selling transactions, it has established accounts with its broker for this purpose. This results in concentration of credit risk with the brokerage firm. Such risk, however, is mitigated by the broker's obligation to comply with rules and regulations governing their business activities. These rules and regulations generally require maintenance of net capital and segregation of customer's funds and securities from holdings of the firm. In the event that the clearing broker becomes insolvent, recovery of segregated funds may be limited to a pro rata share of all customer-segregated funds available. In such an instance, the Fund could incur losses to the extent that the recovery amount is less than the total cash and other securities deposited with the clearing broker.

                           VIRTUS OPPORTUNITIES TRUST
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

      Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

      At March 31, 2011, certain Funds held securities issued by various companies in specific sectors or countries as detailed below:

                                                                               PERCENTAGE OF TOTAL
FUND                                                   SECTOR                      INVESTMENTS
----------------------------------------- ------------------------------------ -------------------
Global Commodities Stock Fund                         Materials                          50%
Global Infrastructure Fund                Telecommunication Services Utilities           28
Global Opportunities Fund                         Consumer Staples                       40
Greater Asia ex Japan Opportunities Fund          Consumer Staples                       32
Greater European Opportunities Fund               Consumer Staples                       36

9.    INDEMNIFICATIONS

      Under the Funds' organizational documents, their trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, the Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these arrangements.

10.   EXEMPTIVE ORDER

      On June 5, 2006, the SEC issued an order under Section 12(d) (1) (J) of the Investment Company Act ("1940 Act") granting an exemption from Sections 12(d) (1) (A) and (B) of the 1940 Act and under Sections 6(c) and 17(b) of the 1940 Act granting an exemption from Section 17(a) of the 1940 Act, which permits the Trust to invest in other affiliated and unaffiliated funds, including exchange-traded funds.

11.   FEDERAL INCOME TAX INFORMATION
      ($ REPORTED IN THOUSANDS)

      At March 31, 2011, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Funds were as follows:

                                                                                    NET UNREALIZED
                                               FEDERAL   UNREALIZED    UNREALIZED    APPRECIATION
FUND                                          TAX COST  APPRECIATION (DEPRECIATION) (DEPRECIATION)
--------------------------------------------- --------- ------------ -------------- --------------
Bond Fund ................................... $ 154,856   $ 6,126        $  (846)     $  5,280
CA Tax-Exempt Bond Fund .....................    54,347     2,181         (3,123)         (942)
Global Commodities Stock Fund ...............     1,503       121             (3)          118
Global Infrastructure Fund ..................    57,124    13,443         (1,213)       12,230
Global Opportunities Fund ...................    51,727    13,501           (796)       12,705
Global Real Estate Securities Fund ..........     3,099     1,328           (170)        1,158
Greater Asia ex Japan Opportunities Fund ....    11,119     2,334           (213)        2,121
Greater European Opportunities Fund .........     4,371     1,291            (52)        1,239
High Yield Fund .............................   107,196     5,858         (5,848)           10
International Equity Fund ...................    15,706     1,111            (97)        1,014
International Real Estate Securities Fund ...    27,910     7,112         (6,355)          757
Market Neutral Fund (Long positions) ........    66,018    12,731         (2,781)        9,950
Market Neutral Fund (Short positions) .......    67,427     1,927         (8,851)       (6,924)
Multi-Sector Fixed Income Fund ..............   210,871    15,935         (2,461)       13,474
Senior Floating Rate Fund ...................   390,181     6,694         (1,611)        5,083

      The Funds have capital loss carryovers which may be used to offset future capital gains, as follows:

                                                                        EXPIRATION YEAR
                                      2011    2012    2013    2014     2015     2016     2017      2018      TOTAL
                                    -------  ------  ------  ------  -------  -------  --------  --------  ---------
Bond Fund ........................  $ 2,634   $273   $6,243  $   41  $ 4,355  $ 1,080  $  3,798  $     --  $  18,424
CA Tax-Exempt Bond ...............       --     --       --      --       --       --        --       280        280
Global Infrastructure Fund .......       --     --       --      --       --       --     1,264     8,762     10,026
Global Opportunities Fund ........       --     --       --      --       --       --     8,384    20,795     29,179
High Yield Fund ..................   21,888     --       --     143       --       --    17,034     9,151     48,216
International Equity Fund ........       --     --       --      --       --       --        --         5          5
International Real Estate
      Securities Fund ............       --     --       --      --       --       --       231    19,858     20,089
Market Neutral Fund ..............    3,612     --       --   7,527    6,744       24        --        --     17,907
Multi-Sector Fixed Income Fund ...       --     --       --      --       --       --     1,961     4,689      6,650

      The Trust may not realize the benefit of these losses to the extent each Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.

                           VIRTUS OPPORTUNITIES TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

12.   RECENT ACCOUNTING PRONOUNCEMENT

      In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2010-06, "Improving Disclosures about Fair Value Measurements." ASU No. 2010-06 will require reporting entities to make new disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2010. At this time, management is evaluating the implications of ASU No. 2010-06 and its impact on the financial statements has not been determined.

13.   SUBSEQUENT EVENT EVALUATIONS

      Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that the following subsequent event requires recognition or disclosure in the financial statements.

      Effective April 18, 2011, BNY Mellon Investment Servicing (US), Inc. became sub-transfer agent for the Virtus Mutual Funds, replacing the prior sub-transfer agent.

              CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS
                            BY THE BOARD OF TRUSTEES
                                   (UNAUDITED)

The Board of Trustees of the Trust, along with the Boards of Trustees of the other trusts in the Virtus Mutual Funds family of funds (collectively, the "Board"), is responsible for determining whether to approve the establishment and continuation of each investment advisory and sub-advisory agreement (each, an "Agreement") applicable to the Virtus Mutual Funds (collectively, the "Funds"). At meetings held on November 17-18, 2010, the Board, including a majority of the Trustees who are not interested persons as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, considered and approved the continuation of each Agreement, as further discussed below. In approving each Agreement, the Board determined that the continued retention of the applicable adviser or subadviser was in the best interests of the Funds and their shareholders. The Trustees considered each Fund separately, though they also collectively took into account those interests that all the Funds had in common.

In reaching their decisions, the Board considered information furnished throughout the year at regular Board meetings as well as information prepared specifically in connection with the annual review process. During the review process, the Board received assistance and advice from, and met separately with, independent legal counsel. The Board's determination contemplated a number of factors that the Trustees believed, in light of the legal advice furnished to them as well as their own business judgment, to be relevant. Some of the factors that the Board considered are described below, although the Trustees did not identify any particular information or factor as controlling but instead considered the Agreements in the totality of the circumstances. Each individual Trustee may have evaluated the information presented differently, giving different weights to different factors.

NATURE, EXTENT AND QUALITY OF SERVICES

The majority of the Funds(1) are managed using a "manager of managers" structure that generally involves the use of one or more subadvisers to manage some or all of a Fund's portfolio. Under this structure, Virtus Investment Advisers, Inc. ("VIA") is responsible for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Agreement with VIA, therefore, the Trustees considered VIA's process for supervising and managing the Funds' subadvisers, including (a) VIA's ability to select and monitor the subadvisers;
(b) VIA's ability to provide the services necessary to monitor the subadvisers' compliance with the Funds' respective investment objectives, policies and restrictions as well as provide other oversight activities; and (c) VIA's ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered:
(d) the experience, capability and integrity of VIA's management and other personnel; (e) the financial position of VIA; (f) the quality of VIA's own regulatory and legal compliance policies, procedures and systems; (g) the nature, extent and quality of administrative and other services provided by VIA to the Funds; and (h) VIA's supervision of the Funds' other service providers. Finally, the Board also noted the extent of benefits that are provided to Fund shareholders as a result of being part of the family of Virtus Mutual Funds, including the right to exchange investments between Funds within the same class without a sales charge, the ability to reinvest Fund dividends into other Funds and the right to combine holdings in other Funds to obtain a reduced sales charge.

With respect to the sub-advisory Agreements, the Board noted that each full-service subadviser(2) provided portfolio management, compliance with the respective Fund's investment policies and procedures, compliance with applicable securities laws and assurances thereof. In considering the renewal of the sub-advisory Agreements, therefore, the Board considered each subadviser's investment management process, including (a) the experience, capability and integrity of the subadviser's management and other personnel committed by the subadviser to its respective Fund(s); (b) the financial position of the subadviser; (c) the quality and commitment of the subadviser's regulatory and legal compliance policies, procedures and systems; and (d) the subadviser's brokerage and trading practices.

After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and each subadviser were reasonable and beneficial to the Funds and their shareholders.

INVESTMENT PERFORMANCE

The Board placed significant emphasis on its consideration of the investment performance of the Funds, in view of its importance to shareholders, and evaluated Fund performance in the context of the special considerations that a manager-of-managers structure requires. The Board also considered that VIA continued to be proactive in seeking to replace and/or add subadvisers as necessary, with a view toward improving Fund performance over the long term.

While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing such performance was given to a report (the "Lipper Report") for the Funds prepared by Lipper Inc. ("Lipper") and furnished specifically for the contract renewal process. (Lipper is an independent provider of investment company data retained by the Funds for this purpose.) The Lipper Report presented each Fund's short-term and long-term performance relative to a peer group of other mutual funds and relevant benchmarks, as selected by Lipper. The Board considered the composition of each peer group, selection criteria and the appropriateness of the benchmark used for each Fund. The Board also assessed each Fund's performance in the context of its review of the fees and expenses of each Fund as well as VIA's profitability.

The Board noted that while many of the Funds had generally performed in line with their respective benchmarks and peer groups during the periods measured, some of the Funds had underperformed in comparison with their respective benchmarks and/or peer groups. Where significant, the Board extensively considered the performance of the underperforming Funds and the reasons for the performance issues. The Board discussed the possible reasons for the underperformance with VIA, and spoke with representatives from VIA regarding plans to monitor and address performance issues during the coming year.

----------

(1) During the period being reported, the only Funds that did not employ a manager of managers structure were Virtus Growth & Income Fund, which is a series of Virtus Equity Trust; and Virtus Alternatives Diversifier Fund and Virtus CA Tax-Exempt Bond Fund, each of which is a series of Virtus Opportunities Trust. VIA acted as the adviser for these Funds without employing a subadviser, and the Board considered the VIA Agreement with respect to these Funds in that context.

(2) F-Squared Investments, Inc. is the subadviser to Virtus AlphaSector(SM) Rotation Fund but provides limited services in this role. The Board considered both the VIA Agreement and the applicable sub-advisory Agreement in this context. (F-Squared Institutional Advisors, LLC provides limited services as the subadviser to Virtus Premium AlphaSector(SM) Fund, Virtus Allocator Premium AlphaSector(SM) Fund and Virtus Global Premium AlphaSector(SM) Fund, but because those Funds are new, the Board did not consider their Agreements at the same time as the other Agreements.)

              CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS
                      BY THE BOARD OF TRUSTEES (CONTINUED)
                                   (UNAUDITED)

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Funds' overall investment performance was reasonable, and concluded that VIA's and each subadviser's performance record and process in managing the Funds merited approval of the continuation of the Agreements. However, the Board noted that certain Funds' performance would continue to be closely monitored and it expected that if performance over a longer period of time did not improve, the adviser would recommend that the subadviser be replaced in a timely manner.

PROFITABILITY

The Board also considered the level of profits realized by VIA and its affiliates in connection with the operation of the Funds. In this regard, the Board reviewed the analysis presented regarding the overall profitability of VIA for its management of the Virtus Mutual Funds, as well as its profits and those of its affiliates for managing and providing other services to each Fund. In addition to the fees paid to VIA and its affiliates, the Trustees considered any other benefits derived by VIA or its affiliates from their relationship with the Funds. Specific attention was paid to the methodology used to allocate costs to each Fund, in recognition of the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this regard, the Board noted that the allocations appeared reasonable, and concluded that the profitability to VIA from each Fund was reasonable in light of the quality of all services rendered to the Funds by VIA and its affiliates.

The Board did not separately review profitability information for each subadviser, noting that the sub-advisory fees are paid by VIA rather than the Funds, so that Fund shareholders are not directly impacted by those fees.

MANAGEMENT FEES AND TOTAL EXPENSES

In evaluating the management fees and total expenses of each Fund, the Board reviewed information provided by VIA and comparisons to other funds in each Fund's peer group as presented in the Lipper Report. The Board noted that certain Funds had higher gross expenses when expressed as a percentage of net assets than those of such Funds' larger peers, which the Trustees considered in the context of these Funds' expectations for future growth. With respect to Virtus Alternatives Diversifier Fund, the Board also noted that as part of the contract renewal process VIA had agreed to eliminate its management fee. The Board also noted that several of the Funds had fee waivers and/or expense caps in place to limit the total expenses incurred by the Funds and their shareholders and that in connection with the contract renewal process VIA had agreed to institute such an arrangement with respect to Virtus High Yield Fund. Based upon the information presented by VIA and Lipper, the Trustees then determined, in the exercise of their business judgment, that the management fees charged by VIA and the total expenses of the Funds were reasonable, both on an absolute basis and in comparison with the fees and expenses of other funds in each Fund's peer group and the industry at large.

The Board did not receive comparative fee information relating specifically to sub-advisory fees, in light of the fact that the sub-advisory fees are paid by VIA and not by the Funds, so that Fund shareholders are not directly impacted by those fees.

ECONOMIES OF SCALE

The Board noted that the management fees for several of the Funds included breakpoints based on assets under management, and that fee waivers and/or expense caps were also in place for several of the Funds. The Board determined that VIA and the Funds likely would achieve certain economies of scale, particularly in relationship to certain fixed costs, and that shareholders of the Funds would have an opportunity to benefit from these economies of scale.

In considering the sub-advisory Agreements, the Board also considered the existence of any economies of scale and whether they would be passed along to the Funds' shareholders, but noted that any such economies would likely be generated at the Fund level rather than at the subadviser level.

            CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS FOR
                VIRTUS GLOBAL COMMODITIES STOCK FUND (THE "FUND")
                            BY THE BOARD OF TRUSTEES
                                   (UNAUDITED)

The Board of Trustees of Virtus Opportunities Trust (the "Trust"), along with the Boards of Trustees of the other trusts in the Virtus Mutual Funds family of funds (collectively, the "Board"), is responsible for determining whether to approve the establishment and continuation of each investment advisory and subadvisory agreement (each, an "Agreement") for the Virtus Mutual Funds. At a meeting held on February 23-25, 2011, the Board, including a majority of the Trustees who are not interested persons as defined in Section 2(a)(19) of the Investment Company Act of 1940, considered and approved each Agreement for the Fund, as further discussed below. In approving each Agreement, the Board determined that the retention of the adviser and subadvisers was in the best interests of the Fund and its shareholders.

In reaching their decisions, the Board considered information for other Virtus Mutual Funds furnished throughout the year at regular Board meetings as well as information prepared specifically in connection with the approval review process. During the approval review process, the Board received assistance and advice from and met separately with independent legal counsel. The Board's determination contemplated a number of factors that the Trustees in light of the legal advice furnished to them as well as their own business judgment, believed to be relevant. Some of the factors that the Board considered are described below, although the Trustees did not identify any particular information or factor as controlling, but, instead considered the Agreements in the totality of the circumstances. Each individual Trustee may have evaluated the information presented differently, giving different weights to different factors.

NATURE, EXTENT AND QUALITY OF SERVICES

The Fund would be managed using a "manager of managers" structure that generally involves the use of one or more subadvisers to manage some or all of the Fund's portfolio. Under this structure, Virtus Investment Advisers, Inc. ("VIA") is responsible for evaluating and selecting subadvisers on an ongoing basis and for making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. Therefore, in considering the Agreement with VIA as adviser, the Trustees considered VIA's existing process for supervising and managing the other Virtus Mutual Fund subadvisers, including (a) VIA's ability to select and monitor the subadvisers; (b) VIA's ability to provide the services necessary to monitor the subadvisers' compliance with the Funds' respective investment objectives, policies and restrictions as well as provide other oversight activities; and (c) VIA's ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (d) the experience, capability and integrity of VIA's management and other personnel; (e) the financial position of VIA; (f) the quality of VIA's own regulatory and legal compliance policies, procedures and systems; (g) the nature, extent and quality of administrative and other services provided by VIA to the Virtus Mutual Funds; and (h) VIA's supervision of the Virtus Mutual Funds' other service providers. Finally, the Board also noted the extent of benefits that are provided to Virtus Mutual Fund shareholders as a result of being part of the Virtus Mutual Funds family of funds, including the right to exchange investments between Virtus Mutual Funds within the same class without a sales charge, the ability to reinvest Virtus Mutual Fund dividends into other Virtus Mutual Funds and the right to combine holdings in other Virtus Mutual Funds to obtain a reduced sales charge.

With respect to the sub-advisory services, the Board noted that VIA proposed to have Harris Investment Management, Inc. ("Harris") as sub-adviser which in turn would have Coxe Advisors, LLP as sub-subadviser, (the "Subadvisers"). The Board noted that the Subadvisers provided information with respect to portfolio management, compliance with the Fund's investment policies and procedures, and compliance with applicable securities laws and assurances thereof. In considering the approval of the subadvisory Agreements, the Board considered the Subadvisers' investment management process, including (a) the experience, capability and integrity of the Subadvisers' management and other personnel committed by the Subadvisers to manage the Fund; (b) the quality and commitment of the Subadvisers' regulatory and legal compliance policies, procedures and systems and (c) Harris' brokerage and trading practices.

After considering all of the information provided to them and after full discussions, the Trustees concluded that the nature, extent and quality of the services provided by VIA and the Subadvisers were reasonable and beneficial to the Fund and its shareholders.

INVESTMENT PERFORMANCE

Because the Fund had not commenced operations, the Board could not evaluate prior investment performance for the Fund. The Board reviewed and was satisfied with the Subadvisers' investment approach and the investment performance of the historical investment returns of a composite made up of comparable accounts as compared to an appropriate index.

PROFITABILITY

The Board also considered certain information relating to profitability that had been provided by VIA, noting VIA's and the Subadvisers' intentions to cap the Fund's total expenses during the startup phase. The Board noted that the profitability appeared reasonable and concluded that the profitability to VIA was reasonable in light of the quality of all services rendered to the Fund by VIA and its affiliates and the expense caps to be implemented.

The Board did not separately review profitability information for the Subadvisers, noting that the subadvisory fees are paid by VIA rather than by the Fund.

MANAGEMENT FEES AND TOTAL EXPENSES

In evaluating the management fees and total expenses of the Fund, the Board reviewed information provided by VIA and comparisons to other funds in the Fund's peer group. As noted above, the Board also noted the fee waivers and/or expense caps that would be provided to the Fund in order to limit the total expenses incurred by the Fund and its shareholders. Based upon the information presented by VIA, the Trustees determined that the management fees charged by VIA and the total expenses of the Fund were reasonable.

The Board acknowledged that the subadvisory fees to be paid would be paid by VIA and not by the Fund. The Board noted that the subadvisory fee appeared to be reasonable in light of the quality of services to be rendered by the Subadvisers.

            CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS FOR
                VIRTUS GLOBAL COMMODITIES STOCK FUND (THE "FUND")
                      BY THE BOARD OF TRUSTEES (CONTINUED)
                                   (UNAUDITED)

ECONOMIES OF SCALE

The Board noted that the proposed management fees for the Fund included breakpoints based on assets under management, and that fee waivers and/or expense caps would be in place for the Fund. The Board determined that VIA and the Fund likely would achieve certain economies of scale, particularly in relationship to certain fixed costs, and shareholders of the Fund would have an opportunity to benefit from these economies of scale.

In considering the subadvisory Agreements, the Board also considered the existence of any economies of scale and whether they would be passed along to the Fund's shareholders, but noted that any such economies would likely be generated at the Fund level rather than at the Subadviser level.

After considering the information presented, the Board ultimately concluded that it should approve the Agreements.

VIRTUS OPPORTUNITIES TRUST
101 Munson Street
Greenfield, MA 01301-9668

TRUSTEES                                        INVESTMENT ADVISER
George R. Aylward                               Virtus Investment Advisers, Inc.
Leroy Keith, Jr.                                100 Pearl Street
Philip R. McLoughlin, Chairman                  Hartford, CT 06103-4506
Geraldine M. McNamara
James M. Oates                                  PRINCIPAL UNDERWRITER
Richard E. Segerson                             VP Distributors, Inc.
Ferdinand L.J. Verdonck                         100 Pearl Street
                                                Hartford, CT 06103-4506
OFFICERS
George R. Aylward, President                    TRANSFER AGENT
Francis G. Waltman, Senior Vice President       VP Distributors, Inc.
Nancy J. Engberg, Vice President and            100 Pearl Street
      Chief Compliance Officer                  Hartford, CT 06103-4506
W. Patrick Bradley, Chief Financial Officer
      and Treasurer                             CUSTODIANS
Kevin J. Carr, Vice President, Chief Legal      The Bank of New York Mellon
      Officer, Counsel and Secretary            One Wall Street
                                                New York, NY 10005-2588

                                                PFPC Trust Company
                                                (A Bank of New York Mellon Company)
                                                8800 Tinicum Boulevard
                                                Philadelphia, PA 19153-3111

                                                HOW TO CONTACT US
                                                Mutual Fund Services      1-800-243-1574
                                                Adviser Consulting Group  1-800-243-4361
                                                Telephone Orders          1-800-367-5877
                                                Text Telephone            1-800-243-1926
                                                Web site                      VIRTUS.COM


IMPORTANT NOTICE TO SHAREHOLDERS

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

                         THIS PAGE INTENTIONALLY BLANK.

                        VIRTUS SENIOR FLOATING RATE FUND

                              Section 19(a) Notice

Virtus Senior Floating Rate Fund (the "Fund") declared a distribution of $0.059, $0.057, and $0.051 to Class I, A, and C shareholders of record for April 2011, payable April 29, 2011. Of this distribution, 64% is estimated to be derived from net investment income and 36% from return of capital. These amounts are based on U.S. generally accepted accounting principles which may differ from federal income tax regulations.

For federal income tax purposes, a portion of the distribution may also be from capital gains which are treated as ordinary income for shareholders and a portion from return of capital. A return of capital may occur when some or all of the money that you invested in the Fund is paid back to you. A return of capital distribution does not necessarily reflect the Fund's investment performance and should not be confused with "yield" or "income." Please note, the amounts and sources of distributions reported in the Notice are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the Fund's investment experience during the remainder of the fiscal year and may be subject to changes based on tax regulations. The Fund will send you a Form 1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes.

(LOGO)
                                                               PRSRT STD
                                                             U.S. POSTAGE
                                                                 PAID
                                                              LANCASTER,
                                                                  PA
                                                             PERMIT 1793

        P.O. Box 9874
Providence, RI 02940-8074

For more information about Virtus mutual funds, please call your financial representative, contact us at 1-800-243-1574 or VIRTUS.COM.

8022                                                                       4-11

                                                                      SEMIANNUAL
                                                                          REPORT

                                   [VIRTUS LOGO]

                       Virtus Foreign Opportunities Fund

TRUST NAME:                   March 31, 2011               [eDELIVERY LOGO]
VIRTUS
OPPORTUNITIES
TRUST

NO BANK GUARANTEE             NOT FDIC INSURED             MAY LOSE VALUE

                               TABLE OF CONTENTS

VIRTUS FOREIGN OPPORTUNITIES FUND
("Foreign Opportunities Fund")

Message to Shareholders ....................................  1
Disclosure of Fund Expenses ................................  2
Schedule of Investments ....................................  4
Statement of Assets and Liabilities ........................  9
Statement of Operations .................................... 10
Statement of Changes in Net Assets ......................... 11
Financial Highlights ....................................... 12
Notes to Financial Statements .............................. 14
Consideration of Advisory and Sub-advisory Agreements
  by the Board of Trustees ................................. 22

PROXY VOTING PROCEDURES (FORM N-PX)

The adviser and subadviser vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

FORM N-Q INFORMATION

The Trust files a complete schedule of portfolio holdings for the Fund with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

This report is not authorized for distribution to prospective investors in the Virtus Foreign Opportunities Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

                             MESSAGE TO SHAREHOLDERS

Dear Fellow Shareholders of Virtus Mutual Funds:

The last six months -- especially the first quarter of this year -- provided a textbook lesson in the unpredictable nature of capital markets and the importance of maintaining a disciplined investment approach. Investors were reminded that it is impossible to predict the events that might influence market performance or how the market will react to such events.

The markets faced a number of unusual challenges around the world, including Japan's recent earthquake and social unrest in the critical oil regions of North Africa and the Middle East. At the same time, the equities markets benefited from the stabilizing effects of the second round of quantitative easing, the Federal Reserve's (the "Fed's") gradual purchase of $600 billion in U.S. Treasuries initiated last November. Confidence replaced concern, and investors started moving out of "safe haven" fixed income securities into equities.

Investors who stayed the course were rewarded for their perseverance. The S&P 500(R) Index, a broad measure of U.S. stock market performance, gained 17.3% for the six months ended March 31, 2011, and 5.92% in the first quarter alone -- its best opening quarter since 1998. Fixed income markets generated more modest returns as interest rates inched higher. The Barclays Capital U.S. Aggregate Bond Index, which measures the performance of the taxable bond market, had performance of (0.88)% for the six months ended March 31, 2011, and a gain of 0.42% in the first quarter of 2011.

It is clear the U.S. economic recovery is gathering speed. We are seeing signs of improvement in manufacturing, the labor market and consumer spending. GDP is growing and corporate earnings are on the rise. Certainly, this news is positive but challenges remain: higher oil prices, a depressed housing market, and some concern that interest rates may start to increase after the Fed's Treasury purchases end in June.

At times of uncertainty, diversification takes on greater importance. While diversification cannot guarantee a profit or prevent loss, owning a variety of asset classes can help cushion your portfolio against market volatility. Your financial adviser can help you ensure your portfolio is adequately diversified. You may also want to visit our website, www.virtus.com, to learn about the full range of Virtus Mutual Funds, including some new investment strategies that may be used to diversify a core portfolio.

As always, thank you for investing with Virtus. Our investment team is committed to your financial success.

Sincerely,

-s- George R. Aylward

George R. Aylward
President, Virtus Mutual Funds

MAY 2011

WHENEVER YOU HAVE QUESTIONS ABOUT YOUR ACCOUNT, OR REQUIRE ADDITIONAL INFORMATION, PLEASE VISIT US ON THE WEB AT WWW.VIRTUS.COM OR CALL OUR SHAREOWNER SERVICE GROUP TOLL-FREE AT 1-800-243-1574.

PERFORMANCE DATA QUOTED REPRESENTS PAST RESULTS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN PERFORMANCE SHOWN ABOVE.

                        VIRTUS FOREIGN OPPORTUNITIES FUND
                     DISCLOSURE OF FUND EXPENSES (UNAUDITED)
          FOR THE SIX-MONTH PERIOD OF OCTOBER 1, 2010 TO MARCH 31, 2011

     We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Virtus Foreign Opportunities Fund (the "Fund") you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. Class I shares are sold without a sales charge and do not incur distribution and service fees. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The following Expense Table illustrates your Fund's costs in two ways.

ACTUAL EXPENSES

      The first section of the accompanying table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The second section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second section of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

                        VIRTUS FOREIGN OPPORTUNITIES FUND
               DISCLOSURE OF FUND EXPENSES (UNAUDITED) (CONTINUED)
          FOR THE SIX-MONTH PERIOD OF OCTOBER 1, 2010 TO MARCH 31, 2011

EXPENSE TABLE

                       Beginning          Ending                     Expenses
                        Account           Account      Annualized      Paid
                         Value             Value        Expense       During
                    October 1, 2010   March 31, 2011     Ratio        Period*
                    ---------------   --------------   ----------   ----------
ACTUAL
Class A                  $ 1,000.00       $ 1,047.70         1.49%     $  7.61
Class C                    1,000.00         1,044.50         2.24        11.42
Class I                    1,000.00         1,049.50         1.24         6.34

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A                    1,000.00         1,017.41         1.49         7.52
Class C                    1,000.00         1,013.62         2.24        11.31
Class I                    1,000.00         1,018.67         1.24         6.26

* Expenses are equal to the Fund's annualized expense ratio which includes waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days
     (182) expenses were accrued in the most recent fiscal half-year, then divided by 365 days to reflect the one-half year period.

     The Fund may invest in other funds, and the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses were included, the expenses would have been higher.

     You can find more information about the Fund's expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the prospectus.

                        VIRTUS FOREIGN OPPORTUNITIES FUND
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2011 (UNAUDITED)

                                ASSET ALLOCATIONS

The following table presents the portfolio holdings within certain sectors as a percentage of total investments at March 31, 2011.

Consumer Staples                                     42%
Financials                                           18
Health Care                                          10
Industrials                                           8
Energy                                                6
Consumer Discretionary                                3
Utilities                                             3
Other (includes short-term investments
   and securities lending collateral)                10
                                                 ------
Total                                               100%
                                                 ======

($ reported in thousands)

                                          SHARES            VALUE
                                      --------------   --------------
PREFERRED STOCK--2.8%

CONSUMER STAPLES--1.5%
Companhia de Bebidas
   das Americas ADR
   2.94% (Brazil)                            624,310   $       17,675
                                                       --------------
UTILITIES--1.3%
AES Tiete SA 10.59%
   (Brazil)                                  983,415           14,920
                                                       --------------

TOTAL PREFERRED STOCK
(IDENTIFIED COST $14,044)                                      32,595
                                                       --------------
COMMON STOCKS--97.5%

CONSUMER DISCRETIONARY--3.7%
Domino's Pizza plc
   (United Kingdom)                        2,015,707           13,837
Hero Honda Motors
   Ltd. (India)(2)                           153,900            5,485
Nitori Co., Ltd. (Japan)                     255,750           22,476
                                                       --------------
                                                               41,798
                                                       --------------

CONSUMER STAPLES--43.8%
Anheuser-InBev N.V.
   (Belgium)                                 393,915           22,439
British American
   Tobacco plc
   (United Kingdom)                        1,536,790           61,683
Coca-Cola Amatil Ltd.
   (Australia)                             1,568,329           19,045
Colruyt SA (Belgium)                         307,925           16,216
Diageo plc
   (United Kingdom)                        1,240,526           23,582
Imperial Tobacco
   Group plc
   (United Kingdom)                        1,375,274           42,514
ITC Ltd. (India)                           7,157,078           29,225
Nestle India Ltd.
   (India)                                   128,988           10,692
Nestle S.A. Registered
   Shares (Switzerland)                      884,600           50,707
Pernod-Ricard SA
   (France)                                  141,775           13,241
Philip Morris
   International, Inc.
   (United States)                           995,572           65,339
Reckitt Benckiser
   Group plc
   (United Kingdom)                          560,232           28,777
SABMiller plc
   (United Kingdom)                          647,514           22,930
Souza Cruz SA (Brazil)                     1,949,425           20,299
Tesco plc
   (United Kingdom)                        4,899,184           29,944
Unilever N.V.
   (Netherlands)                             338,005           10,598

                        See Notes to Financial Statements

                        VIRTUS FOREIGN OPPORTUNITIES FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

                                          SHARES            VALUE
                                      --------------   --------------
CONSUMER STAPLES--CONTINUED
Wal-Mart de Mexico
   S.A.B. de C.V.
   (Mexico)                                2,677,660   $        8,037
Woolworths Ltd.
   (Australia)                               967,437           26,898
                                                       --------------
                                                              502,166
                                                       --------------

ENERGY--6.5%
Canadian Natural
   Resources Ltd.
   (Canada)                                  729,562           36,075
Core Laboratories N.V.
   (Netherlands)(3)                          290,640           29,695
Royal Dutch Shell plc
   A Shares
   (United Kingdom)                          245,686            8,929
                                                       --------------
                                                               74,699
                                                       --------------

FINANCIALS--19.6%
Admiral Group plc
   (United Kingdom)                          508,293           12,671
Amlin plc
   (United Kingdom)                        2,695,421           16,505
CETIP SA -- Balcao
   Organizado de Ativos
   e Derivativos (Brazil)                    835,165           13,633
Housing Development
   Finance Corp. (India)                   3,269,670           51,411
Housing Development
   Finance Corp.
   Bank Ltd. (India)(5)                    1,009,001           53,077
Muenchener
   Rueckversicherungs-
   Gesellschaft AG
   Registered Shares
   (Germany)                                 108,757           17,108
Oversea-Chinese
   Banking Corp., Ltd.
   (Singapore)                             1,470,000           11,172
QBE Insurance Group
   Ltd. (Australia)                          943,521           17,245
Standard Chartered plc
   (United Kingdom)                        1,221,196           31,678
                                                       --------------
                                                              224,500
                                                       --------------

HEALTH CARE--11.2%
BioMerieux (France)                          161,992           16,991
Cie Generale D'optique
   Essilor International
   SA (France)                               282,754           20,997
Covidien plc (Ireland)                       656,130           34,079
Novartis AG Registered
   Shares (Switzerland)                      428,697           23,253
Novo Nordisk A/S
   Class B (Denmark)(3)                      267,173           33,567
                                                       --------------
                                                              128,887
                                                       --------------

INDUSTRIALS--8.5%
Bharat Heavy Electricals
   Ltd. (India)(2)                           249,140           11,524
Bunzl plc
   (United Kingdom)                          678,200            8,100
Bureau Veritas SA
   (France)                                  193,403           15,190
Canadian National
   Railway Co. (Canada)                      236,675           17,857
Capita Group plc (The)
   (United Kingdom)                          758,007            9,035
Jain Irrigation Systems
   Ltd. (India)                              648,455            2,601
Kuehne & Nagel
   International AG
   (Switzerland)                              63,210            8,843
Prosegur Cia de
   Seguridad SA (Spain)                      137,558            8,188
Secom Co., Ltd.
   (Japan)(3)                                349,700           16,249
                                                       --------------
                                                               97,587
                                                       --------------

INFORMATION TECHNOLOGY--2.3%
Baidu.com, Inc.
   Sponsored ADR
   (China)(2)                                 74,229           10,230
Redecard SA (Brazil)                       1,109,060           16,269
                                                       --------------
                                                               26,499
                                                       --------------

                       See Notes to Financial Statements

                        VIRTUS FOREIGN OPPORTUNITIES FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

                                          SHARES            VALUE
                                      --------------   --------------
UTILITIES--1.9%
CPFL Energia SA
   (Brazil)                                  417,200   $       11,962
Scottish & Southern
   Energy plc
   (United Kingdom)                          463,384            9,374
                                                       --------------
                                                               21,336
                                                       --------------

TOTAL COMMON STOCKS
(IDENTIFIED COST $819,092)                                  1,117,472
                                                       --------------
TOTAL LONG-TERM INVESTMENTS--100.3%
(IDENTIFIED COST $833,136)                                  1,150,067
                                                       --------------

SHORT-TERM INVESTMENTS--0.8%
MONEY MARKET MUTUAL FUNDS--0.8%
Dreyfus Cash Management
   Fund - Institutional Shares
   (seven-day effective
   yield 0.110%)                           8,735,400            8,735
                                                       --------------

TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $8,735)                                        8,735
                                                       --------------

SECURITIES LENDING COLLATERAL--7.1%
Dreyfus Institutional Cash
   Advantage Fund -
   Institutional Shares
   (seven-day effective
   yield 0.060%)(4)                       81,396,184           81,396
                                                       --------------

TOTAL SECURITIES LENDING COLLATERAL
(IDENTIFIED COST $81,396)                                      81,396
                                                       --------------

TOTAL INVESTMENTS--108.2%
(IDENTIFIED COST $923,267)                             $    1,240,198(1)

Other assets and liabilities,
   net--(8.2)%
                                                              (93,632)
                                                       --------------

NET ASSETS--100.0%                                     $    1,146,566
                                                       ==============

FOOTNOTE LEGEND

(1)  Federal Income Tax Information: For tax information at March 31, 2011, see
     Note 8, Federal Income Tax Information in the Notes to Financial
     Statements.

(2)  Non-income producing.

(3)  All or a portion of security is on loan.

(4) Represents security purchased with cash collateral received for securities on loan.

(5)  All or a portion segregated as collateral.



COUNTRY WEIGHTINGS+
United Kingdom                                       26%
India                                                13
United States                                        12
Brazil                                                8
Switzerland                                           7
Australia                                             5
France                                                5
Other                                                24
                                                 ------
Total                                               100%
                                                 ======

+    % of total investments as of March 31, 2011.

KEY INVESTMENT TERMS

ADR (AMERICAN DEPOSITARY RECEIPT)

Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

QUANTITATIVE EASING

A government monetary policy occasionally used to increase the money supply by buying government securities or other securities from the market. Quantitative easing increases the money supply by flooding financial institutions with capital in an effort to promote increased lending and liquidity.

SPONSORED ADR (AMERICAN DEPOSITARY RECEIPT)

An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. Sponsored ADRs generally carry the same rights normally given to stockholders, such as voting rights. ADRs must be sponsored to be able to trade on a major U.S. exchange such as the NYSE.

                        VIRTUS FOREIGN OPPORTUNITIES FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

(Reported in thousands)

At March 31, 2011, the Fund had entered into forward currency contracts as follows:

                                                                                                 Unrealized
    Contracts        In Exchange                           Settlement                           Appreciation
   to Receive            for           Counterparty           Date               Value         (Depreciation)
---------------    ---------------    ---------------    ---------------    ---------------    ---------------
EUR      33,716    USD      47,525       Citibank            4/21/11        $        47,764    $           239
EUR      32,255    USD      45,551       Citibank            6/01/11                 45,656                105
GBP     107,750    USD     167,213       Citibank            6/01/11                165,815             (1,398)
                                                                                               ---------------
                                                                                               $        (1,054)
                                                                                               ===============

                                                                                                 Unrealized
    Contracts        In Exchange                           Settlement                           Appreciation
   to Sell               for           Counterparty           Date               Value         (Depreciation)
---------------    ---------------    ---------------    ---------------    ---------------    ---------------
EUR      33,716    USD      46,413       Citibank            4/21/11        $        47,763    $        (1,350)
EUR      26,755    USD      34,981       Citibank            6/01/11                 37,871             (2,890)
EUR       5,500    USD       7,527       Citibank            6/01/11                  7,785               (258)
GBP      45,125    USD      70,028       Citibank            6/01/11                 72,328             (2,300)
GBP      58,326    USD      92,253       Citibank            6/01/11                 93,487             (1,234)
                                                                                               ---------------
                                                                                                        (8,032)
                                                                                               ---------------
                                                                                               $        (9,086)
                                                                                               ===============

FOREIGN CURRENCIES:

EUR  European Currency Unit
GBP  United Kingdom Pound Sterling
USD  United States Dollar

                        See Notes to Financial Statements

                        VIRTUS FOREIGN OPPORTUNITIES FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund's investments as of March 31, 2011 (see Security Valuation Note 2A in the Notes to Financial Statements):

                                        Total Value                            Level 2 --
                                            at              Level 1 --        Significant
                                         March 31,           Quoted            Observable
                                           2011              Prices              Inputs
                                      ---------------    ---------------    ---------------
INVESTMENTS IN SECURITIES:
Equity Securities:
   Common Stocks                      $     1,117,472    $     1,117,472    $            --
   Preferred Stocks                            32,595             17,675             14,920
   Securities Lending Collateral               81,396             81,396                 --
   Short-Term Investments                       8,735              8,735                 --
                                      ---------------    ---------------    ---------------
Total Investments                     $     1,240,198    $     1,225,278    $        14,920
                                      ===============    ===============    ===============

Other Financial Instruments:
   Forward Currency Contracts(1)      $        (9,086)    $           --    $        (9,086)
                                      ===============    ===============    ===============

There are no Level 3 (significant unobservable inputs) priced securities.

(1)  Valued at the unrealized appreciation (depreciation) on the investment.

                        See Notes to Financial Statements

                        VIRTUS FOREIGN OPPORTUNITIES FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                           MARCH 31, 2011 (UNAUDITED)

(Reported in thousands except shares and per share amounts)

ASSETS
Investment in securities at value(1)(2) ..............................................    $    1,240,198
Receivables
     Investment securities sold ......................................................            14,108
     Fund shares sold ................................................................             1,095
     Dividends and interest receivable ...............................................             7,875
     Tax reclaims ....................................................................             2,152
Trustee retainer .....................................................................                 9
Prepaid expenses .....................................................................                53
Unrealized appreciation on forward currency contracts ................................               344
                                                                                          --------------
        Total assets .................................................................         1,265,834
                                                                                          --------------

LIABILITIES
Payables
     Fund shares repurchased .........................................................             5,788
     Investment securities purchased .................................................            21,065
     Collateral on securities loaned .................................................            81,396
     Investment advisory fee .........................................................               816
     Distribution and service fees ...................................................               147
     Administration fee ..............................................................               132
     Transfer agent fees and expenses ................................................               328
     Professional fee ................................................................                19
     Other accrued expenses ..........................................................               147
Unrealized depreciation on forward currency contracts ................................             9,430
                                                                                          --------------
        Total liabilities ............................................................           119,268
                                                                                          --------------
NET ASSETS ...........................................................................    $    1,146,566
                                                                                          ==============

NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest .....................................    $    1,216,073
Accumulated undistributed net investment income (loss) ...............................             4,187
Accumulated undistributed net realized gain (loss) ...................................          (381,789)
Net unrealized appreciation (depreciation) on investments ............................           308,095
                                                                                          --------------
NET ASSETS ...........................................................................    $    1,146,566
                                                                                          ==============
CLASS A
Net asset value (net assets/shares outstanding) per share ............................    $        22.77
Maximum offering price per share NAV/(1-5.75%) .......................................    $        24.16
Shares of beneficial interest outstanding, $0.001 par value, unlimited authorization .        19,895,817
Net Assets ...........................................................................    $      453,094

CLASS C
Net asset value (net assets/shares outstanding) and offering price per share .........    $        22.58
Shares of beneficial interest outstanding, $0.001 value, unlimited authorization .....         2,567,749
Net Assets ...........................................................................    $       57,970

CLASS I
Net asset value (net assets/shares outstanding) and offering price per share .........    $        22.81
Shares of beneficial interest outstanding, $0.001 value, unlimited authorization .....        27,862,308
Net Assets ...........................................................................    $      635,502

(1) Investment in securities at cost .................................................    $      923,267
(2) Market value of securities on loan ...............................................            78,303

                       See Notes to Financial Statements

                        VIRTUS FOREIGN OPPORTUNITIES FUND
                             STATEMENT OF OPERATIONS
                  SIX MONTHS ENDED MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

INVESTMENT INCOME
   Dividends ............................................................................   $    14,055
   Security lending .....................................................................            60
   Interest .............................................................................             1
   Foreign taxes withheld ...............................................................          (312)
                                                                                            -----------
     Total investment income ............................................................        13,804
                                                                                            -----------

EXPENSES
   Investment advisory fees .............................................................         4,906
   Service fees, Class A ................................................................           594
   Distribution and service fees, Class C ...............................................           306
   Administration fees ..................................................................           813
   Transfer agent fee and expenses ......................................................           940
   Custodian fees .......................................................................           248
   Printing fees and expenses ...........................................................            57
   Professional fees ....................................................................            29
   Registration fees ....................................................................            44
   Trustees' fee and expenses ...........................................................            42
   Miscellaneous expenses ...............................................................            58
                                                                                            -----------
     Total expenses .....................................................................         8,037
                                                                                            -----------
NET INVESTMENT INCOME (LOSS) ............................................................         5,767
                                                                                            -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on investments ..............................................        35,071
   Net realized gain (loss) on foreign currency transactions ............................       (13,048)
   Net change in unrealized appreciation (depreciation) on investments ..................        28,568
   Net change in unrealized appreciation (depreciation) on foreign currency
      translation .......................................................................        (2,890)
                                                                                            -----------
NET GAIN (LOSS) ON INVESTMENTS ..........................................................        47,701
                                                                                            -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........................   $    53,468
                                                                                            ===========

                       See Notes to Financial Statements

                       VIRTUS FOREIGN OPPORTUNITIES FUND
                       STATEMENT OF CHANGES IN NET ASSETS

(Reported in thousands)



                                                                                        Six Months Ended
                                                                                         March 31, 2011              Year Ended
                                                                                          (Unaudited)            September 30, 2010
                                                                                        ----------------         ------------------
FROM OPERATIONS
   Net investment income (loss) .....................................................   $          5,767         $           22,111
   Net realized gain (loss) .........................................................             22,023                    (10,019)
   Net change in unrealized appreciation (depreciation) .............................             25,678                    150,758
                                                                                        ----------------         ------------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........................             53,468                    162,850
                                                                                        ----------------         ------------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A ...................................................             (7,322)                    (6,262)
   Net investment income, Class C ...................................................               (526)                      (470)
   Net investment income, Class I ...................................................            (10,694)                    (8,996)
                                                                                        ----------------         ------------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ...........................            (18,542)                   (15,728)
                                                                                        ----------------         ------------------
FROM SHARE TRANSACTIONS
SALE OF SHARES
   Class A (2,003 and 6,955 shares, respectively) ...................................             44,332                    139,306
   Class C (128 and 389 shares, respectively) .......................................              2,811                      7,732
   Class I (2,094 and 6,263 shares, respectively) ...................................             46,479                    125,220
REINVESTMENT OF DISTRIBUTIONS
   Class A (299 and 286 shares, respectively) .......................................              6,670                      5,659
   Class C (17 and 17 shares, respectively) .........................................                366                        341
   Class I (435 and 402 shares, respectively) .......................................              9,694                      7,956
SHARES REPURCHASED
   Class A (4,760 and 10,912 shares, respectively) ..................................           (104,997)                  (218,783)
   Class C (533 and 1,104 shares, respectively) .....................................            (11,647)                   (21,975)
   Class I (2,841 and 7,031 shares, respectively) ...................................            (62,984)                  (141,846)
                                                                                        ----------------         ------------------
INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ...........................            (69,276)                   (96,390)
                                                                                        ----------------         ------------------
NET INCREASE (DECREASE) IN NET ASSETS ...............................................            (34,350)                    50,732

NET ASSETS
Beginning of period .................................................................          1,180,916                  1,130,184
                                                                                        ----------------         ------------------
END OF PERIOD .......................................................................   $      1,146,566         $        1,180,916
                                                                                        ================         ==================

Accumulated undistributed net investment income (loss) at end of period .............              4,187                     16,962

                       See Notes to Financial Statements

                        VIRTUS FOREIGN OPPORTUNITIES FUND
                              FINANCIAL HIGHLIGHTS
                 SELECTED PER SHARE DATA AND RATIOS FOR A SHARE
                       OUTSTANDING THROUGHOUT EACH PERIOD

                  NET
                 ASSETS                   NET REALIZED              DIVIDENDS   DISTRIBUTIONS
                 VALUE,                       AND         TOTAL       FROM          FROM                                      NET
               BEGINNING  NET INVESTMENT   UNREALIZED      FROM        NET           NET                       CHANGE IN     ASSET
                   OF         INCOME          GAIN      INVESTMENT  INVESTMENT    REALIZED          TOTAL      NET ASSET  VALUE, END
                 PERIOD    (LOSS)(1)(4)      (LOSS)     OPERATIONS    INCOME        GAINS       DISTRIBUTIONS    VALUE     OF PERIOD
              ---------   --------------  ------------  ----------  ----------  -------------   -------------  ---------  ----------
CLASS A
10/1/10 to
  3/31/11(8)  $    22.06            0.09          0.96        1.05       (0.34)            --           (0.34)      0.71  $    22.77
10/1/09 to
  9/30/10          19.40            0.37          2.54        2.91       (0.25)            --           (0.25)      2.66       22.06
10/1/08 to
  9/30/09          20.54            0.34         (1.29)      (0.95)      (0.18)         (0.01)          (0.19)     (1.14)      19.40
10/1/07 to
  9/30/08          28.58            0.20         (7.59)      (7.39)      (0.17)         (0.48)          (0.65)     (8.04)      20.54
3/1/07 to
  9/30/07          25.00            0.22          3.46        3.68       (0.06)         (0.04)          (0.10)      3.58       28.58
3/1/06 to
  2/28/07          21.47            0.21          4.08        4.29       (0.17)         (0.59)          (0.76)      3.53       25.00
3/1/05 to
  2/28/06          19.02            0.17          3.85        4.02       (0.22)         (1.35)          (1.57)      2.45       21.47

CLASS C
10/1/10 to
  3/31/11(8)  $    21.81            0.01          0.95        0.96       (0.19)            --           (0.19)      0.77  $    22.58
10/1/09 to
  9/30/10          19.21            0.21          2.52        2.73       (0.13)            --           (0.13)      2.60       21.81
10/1/08 to
  9/30/09          20.27            0.22         (1.27)      (1.05)         --          (0.01)          (0.01)     (1.06)      19.21
10/1/07 to
  9/30/08          28.31            0.01         (7.52)      (7.51)      (0.05)         (0.48)          (0.53)     (8.04)      20.27
3/1/07 to
  9/30/07          24.85            0.10          3.44        3.54       (0.04)         (0.04)          (0.08)      3.46       28.31
3/1/06 to
  2/28/07          21.41           (0.01)         4.11        4.10       (0.07)         (0.59)          (0.66)      3.44       24.85
3/1/05 to
  2/28/06          19.11           (0.06)         3.92        3.86       (0.21)         (1.35)          (1.56)      2.30       21.41

                                                                     RATIO OF
                                                                      GROSS
                                               RATIO                EXPENSES TO               RATIO OF
                                   NET           OF                   AVERAGE                   NET
                                 ASSETS,    NET EXPENSES             NET ASSETS              INVESTMENT
                                  END OF         TO                   (BEFORE              INCOME (LOSS)      PORTFOLIO
                   TOTAL          PERIOD       AVERAGE                WAIVERS                TO AVERAGE       TURNOVER
                 RETURN(1)       (000'S)    NET ASSETS(7)      AND REIMBURSEMENTS)(7)        NET ASSETS         RATE
                 ---------      ----------  -------------      ----------------------      -------------      ---------
CLASS A
10/1/10 to
  3/31/11(8)          4.77%(3)  $  453,094           1.49%(2)                    1.49%(2)           0.85%(2)         18%(3)
10/1/09 to
  9/30/10            15.34         493,214           1.47                        1.47               1.82             34
10/1/08 to
  9/30/09            (4.41)        505,009           1.48                        1.48               2.09             63
10/1/07 to
  9/30/08           (26.48)        620,952           1.37(5)                     1.39               0.78            129
3/1/07 to
  9/30/07            14.72(3)      667,719           1.36(2)                     1.40(2)            1.44(2)          49(3)
3/1/06 to
  2/28/07            20.39         360,822           1.37                        1.43               0.88             57
3/1/05 to
  2/28/06            21.82         128,991           1.25                        1.62               0.85             52

CLASS C
10/1/10 to
  3/31/11(8)          4.45%(3)   $  57,970           2.24%(2)                    2.24%(2)           0.10%(2)         18%(3)
10/1/09 to
  9/30/10            14.42          64,480           2.22                        2.21               1.04             34
10/1/08 to
  9/30/09            (5.18)         70,201           2.23                        2.23               1.33             63
10/1/07 to
  9/30/08           (27.04)         95,523           2.12(5)                     2.15               0.03            129
3/1/07 to
  9/30/07            14.24(3)      106,847           2.11(2)                     2.16(2)            0.64(2)          49(3)
3/1/06 to
  2/28/07            19.46          45,154           2.13                        2.17              (0.06)            57
3/1/05 to
  2/28/06            20.96           6,019           2.00                        2.35              (0.29)            52

                       See Notes to Financial Statements

                        VIRTUS FOREIGN OPPORTUNITIES FUND
                              FINANCIAL HIGHLIGHTS
                 SELECTED PER SHARE DATA AND RATIOS FOR A SHARE
                       OUTSTANDING THROUGHOUT EACH PERIOD

                   NET
                  ASSETS                  NET REALIZED              DIVIDENDS   DISTRIBUTIONS
                  VALUE,                      AND         TOTAL       FROM          FROM                                     NET
                BEGINNING NET INVESTMENT   UNREALIZED      FROM        NET           NET                      CHANGE IN     ASSET
                    OF        INCOME          GAIN      INVESTMENT  INVESTMENT    REALIZED         TOTAL      NET ASSET  VALUE, END
                  PERIOD   (LOSS)(1)(4)      (LOSS)     OPERATIONS    INCOME        GAINS      DISTRIBUTIONS    VALUE     OF PERIOD
               ---------  --------------  ------------  ----------  ----------  -------------  -------------  ---------  ----------
CLASS I
10/1/10 to
  3/31/11(8)   $    22.12           0.13          0.95        1.08       (0.39)            --          (0.39)      0.69  $    22.81
10/1/09 to
  9/30/10           19.45           0.42          2.54        2.96       (0.29)            --          (0.29)      2.67       22.12
10/1/08 to
  9/30/09           20.58           0.40         (1.28)      (0.88)      (0.24)         (0.01)         (0.25)     (1.13)      19.45
10/1/07 to
  9/30/08           28.61           0.27         (7.61)      (7.34)      (0.21)         (0.48)         (0.69)     (8.03)      20.58
3/1/07 to
  9/30/07           25.00           0.25          3.47        3.72       (0.07)         (0.04)         (0.11)      3.61       28.61
5/15/06(6) to
  2/28/07           22.54           0.13          3.14        3.27       (0.22)         (0.59)         (0.81)      2.46       25.00

                                                                     RATIO OF
                                                                      GROSS
                                               RATIO                EXPENSES TO               RATIO OF
                                   NET           OF                   AVERAGE                   NET
                                 ASSETS,    NET EXPENSES             NET ASSETS              INVESTMENT
                                  END OF         TO                   (BEFORE              INCOME (LOSS)      PORTFOLIO
                   TOTAL          PERIOD       AVERAGE                WAIVERS                TO AVERAGE       TURNOVER
                 RETURN(1)       (000'S)    NET ASSETS(7)      AND REIMBURSEMENTS)(7)        NET ASSETS         RATE
                 ---------      ----------  -------------      ----------------------      -------------      ---------
CLASS I
10/1/10 to
  3/31/11(8)          4.95%(3)  $  635,502           1.24%(2)                    1.24%(2)           1.20%(2)         18%(3)
10/1/09 to
  9/30/10            15.60         623,222           1.22                        1.22               2.08             34
10/1/08 to
  9/30/09            (4.03)        554,974           1.23                        1.23               2.42             63
10/1/07 to
  9/30/08           (26.31)        399,898           1.12(5)                     1.15               1.01            129
3/1/07 to
  9/30/07            14.88(3)      431,985           1.11(2)                     1.15(2)            1.59(2)          49(3)
5/15/06(6) to
  2/28/07            14.84(3)       83,938           1.13(2)                     1.17(2)            0.71(2)          57(3)

(1) Sales charges, where applicable, are not reflected in the total return calculation.

(2)   Annualized.

(3)   Not annualized.

(4)   Computed using average shares outstanding.

(5)   Blended net expense ratio.

(6)   Inception date.

(7) The Fund may invest in other funds, and the annualized expense ratios do not reflect fees and expenses associated with the underlying funds.

(8)   Unaudited. See Notes to Financial Statements

                       See Notes to Financial Statements

                        VIRTUS FOREIGN OPPORTUNITIES FUND
                          NOTES TO FINANCIAL STATEMENTS
                           MARCH 31, 2011 (UNAUDITED)

1.    ORGANIZATION

      Virtus Opportunities Trust, (the "Trust"), is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940 ("1940 Act"), as amended, as an open-end management investment company.

      As of the date of this report, 22 funds are offered for sale, of which the Foreign Opportunities Fund is reported in this semiannual report. The Fund is diversified and has an investment objective to seek long-term capital appreciation. THERE IS NO GUARANTEE THE FUND WILL ACHIEVE ITS OBJECTIVE.

      The Fund offers Class A shares, Class C shares and Class I shares.

      Class A shares are sold with a front-end sales charge of up to 5.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Fund when redeemed; however, a 1% contingent deferred sales charge ("CDSC") may be imposed on certain redemptions made within 18 months following purchases on which a finder's fee has been paid. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.

      Class C shares are generally sold with a 1% CDSC, if applicable, if redeemed within one year of purchase. Class I shares are sold without a front-end sales charge or CDSC.

      Effective January 1, 2011, Virtus Mutual Funds impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statements of additional information. The fees collected will be used to offset certain expenses of the Funds.

      Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service fees under a Board-approved 12b-1 and shareholder service plan and has exclusive voting rights with respect to this plan. Class I shares are not subject to a 12b-1 plan. Income and other expenses and realized and unrealized gains and losses of the Fund are borne pro rata by the holders of each class of shares.

2.    SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.

   A. SECURITY VALUATION:

      Security Valuation procedures for the Fund have been approved by the Board of Trustees. All internally fair valued securities, referred to below, are approved by a valuation committee appointed under the direction of the Board of Trustees.

      The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

      -     Level 1 -  quoted prices in active markets for identical
                       securities

      -     Level 2 -  prices determined using other significant
                       observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

                        VIRTUS FOREIGN OPPORTUNITIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

            -     Level 3 -  prices determined using significant unobservable inputs (including the valuation committee's own assumptions in determining the fair value of investments)

      A description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

      Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the valuation committee, are generally categorized as Level 3 in the hierarchy.

      Certain foreign securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the New York Stock Exchange ("NYSE")) that may impact the value of securities traded in these foreign markets. In such cases the Fund fair values foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, Financial Futures, Exchange Traded Funds, and certain Indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain Foreign Common stocks may occur on a frequent basis.

      Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over the counter (OTC) derivative contracts, which include Forward Currency Contracts and Equity Linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

      Investments in open-end mutual funds are valued at their closing net asset value determined as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) each business day and are categorized as Level 1 in the hierarchy.

      Short-term Notes having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market and are generally categorized as Level 2 in the hierarchy.

      A summary of the inputs used to value the Fund's major categories of assets and liabilities, which primarily include investments of the Fund by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B.    SECURITY TRANSACTIONS AND RELATED INCOME:

      Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

                        VIRTUS FOREIGN OPPORTUNITIES FUND
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

C.    INCOME TAXES:

      The Fund is treated as a separate taxable entity. It is the policy of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

      The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

      The Fund has adopted the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from the adoption of this authoritative guidance. The Fund does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months. The Fund files tax returns as prescribed by the tax laws of the jurisdictions in which they operate. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable. As of March 31, 2011, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations is from the year 2007 forward (with limited exceptions).

D.    DISTRIBUTIONS TO SHAREHOLDERS:

      Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E.    EXPENSES:

      Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more appropriately made.

F.    FOREIGN CURRENCY TRANSLATION:

      Foreign securities and other foreign assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Trust does not isolate that portion of the results of operations arising from changes in exchange rates or from fluctuations which arise due to changes in the market prices of securities.

                        VIRTUS FOREIGN OPPORTUNITIES FUND
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

G.    DERIVATIVE FINANCIAL INSTRUMENTS:
      ($ REPORTED IN THOUSANDS)

      Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enhanced disclosure that enables the investors to understand how and why a fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a fund's results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Fund.

      Forward Currency Contracts: A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss in the Statement of Operations. When the contract is closed or offset with the same counterparty, on settlement date, the Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as net realized gain (loss) from foreign currency transactions.

      The Fund enters into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. The Fund also from time to time hedges the currency exposure of foreign denominated securities held in the portfolio, back to U.S. dollars during perceived times of U.S. dollar strength. This is done in order to protect U.S. dollar value of the portfolio. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

      The following is a summary of the Fund's derivative instrument holdings categorized by primary risk exposure as of March 31, 2011:

                     ASSET DERIVATIVES        LIABILITY DERIVATIVES
                 -------------------------  --------------------------
                  BALANCE SHEET     FAIR     BALANCE SHEET     FAIR
                    LOCATION        VALUE      LOCATION        VALUE
                 -------------------------  --------------------------
      Foreign    Unrealized                 Unrealized
      exchange   appreciation on            depreciation on
      contracts  forward currency           forward currency
                 contracts         $ 344    contracts         $ 9,430

            For the period ended March 31, 2011, the Fund's average volume of derivative activities is as follows:

                                  FORWARD CURRENCY          FORWARD CURRENCY
                              CONTRACTS - PURCHASED(1)     CONTRACTS - SOLD(2)
                              --------------------------   -------------------
                                     $252,116                   $(368,552)

      (1)   Value at Settlement Date Payable.

      (2)   Value at Settlement Date Receivable.

                        VIRTUS FOREIGN OPPORTUNITIES FUND
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

                                            REALIZED GAIN (LOSS) ON
                               DERIVATIVES RECOGNIZED IN RESULTS FROM OPERATIONS
                               -------------------------------------------------
Foreign exchange contracts(1)                       $(12,611)

                               CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON
                                DERIVATIVES RECOGNIZED IN RESULTS FROM OPERATIONS
                               ---------------------------------------------------
Foreign exchange contracts(2)                       $(2,860)

(1) Located within Net realized gain (loss) on foreign currency transactions on the Statement of Operations.

(2) Located within Net change in unrealized appreciation (depreciation) on foreign currency translation on the Statement of Operations.

H.    SECURITIES LENDING ($ REPORTED IN THOUSANDS):

      The Fund may loan securities to qualified brokers through an agreement with The Bank of New York Mellon ("BNY Mellon"). Under the terms of the agreement, the Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash, or securities issued or guaranteed by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged by BNY Mellon for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral.

      At March 31, 2011, the Fund had securities on loan with a market value of $78,303 and received cash collateral of $81,396.

3.    INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS
      ($ REPORTED IN THOUSANDS EXCEPT AS NOTED)

      A.    ADVISER:

            Virtus Investment Advisers, Inc. ("VIA," the "Adviser"), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. ("Virtus"), is the Adviser to the Fund.

            For managing, or directing the management of, the investments of the Fund, the Adviser is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of the
            Fund: 0.85% of 1st $2 billion; 0.80% $2+ billion through $4 billion; and 0.75% $4+ billion.

            The Adviser manages the Fund's investment program and general operations of the Fund, including oversight of the Fund's subadviser.

      B.    SUBADVISER:

            The subadviser manages the investments of the Fund for which it is paid a fee by the Adviser. Vontobel Asset Management, Inc. ("Vontobel") serves as the Fund's subadviser.

                        VIRTUS FOREIGN OPPORTUNITIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

      C.    EXPENSE RECAPTURE:

            The Adviser may recapture operating expenses waived or reimbursed under arrangements previously in effect, within three fiscal years following the end of the fiscal year in which such waiver or reimbursement occurred. The Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations. All or a portion of reimbursed expenses may be recaptured by the end of the fiscal year shown below:

                               2011      TOTAL
                               ----      -----
                               $341       $341

      D.    DISTRIBUTOR:

            As the distributor of the Fund's shares, VP Distributors, Inc. ("VP Distributors"), an indirect wholly-owned subsidiary of Virtus, has advised the Fund that for the six months (the "period") ended March 31, 2011, it retained Class A net commissions of $9 and Class C deferred sales charges of $1.

            In addition, the Fund pays VP Distributors distribution and/or service fees under Board-approved 12b-1 and shareholder service plans, at the annual rate of 0.25% for Class A shares, and 1.00% for Class C shares applied to the average daily net assets of each respective class. Class I shares are not subject to a 12b-1 plan.

            Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.

      E.    ADMINISTRATION AND TRANSFER AGENT SERVICES:

            VP Distributors serves as the Administrator to the Fund. For the period ended March 31, 2011, VP Distributors received administration fees totaling $575 which are included in the Statement of Operations. A portion of these fees is paid to outside entities that also provide services to the Fund.

            VP Distributors also serves as the Trust's transfer agent. For the period ended March 31, 2011, VP Distributors received transfer agent fees totaling $828 which are included in the Statement of Operations. A portion of these fees is paid to outside entities that also provide services to the Fund.

      F.    AFFILIATED SHAREHOLDERS:

            At March 31, 2011, Virtus, its affiliates, Bank of Montreal (a minority investor in Virtus) and its affiliates, and the retirement plans of Virtus and its affiliates, held shares of the Fund which may be redeemed at any time that aggregated the following:

                                AGGREGATE  NET ASSET
                                 SHARES      VALUE
                                ---------  ---------
            Class A shares....     5,742    $   131
            Class I shares....   756,160     17,248

                        VIRTUS FOREIGN OPPORTUNITIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

4.    PURCHASES AND SALES OF SECURITIES
      ($ REPORTED IN THOUSANDS)

      Purchases and sales of investment securities for the Fund (excluding U.S. Government securities and agency securities, forward currency contracts and short-term securities) during the period ended March 31, 2011, were as follows:

                        PURCHASES           SALES
                        ---------          --------
                         $201,637          $284,936

      There were no purchases or sales of long-term U.S. Government and agency securities.

 5.   10% SHAREHOLDERS

      As of March 31, 2011, the Fund had individual shareholder accounts and/or omnibus shareholder accounts (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of the Fund as detailed below. The shareholder is not affiliated with Virtus.

                           % OF             NUMBER
                          SHARES              OF
                        OUTSTANDING        ACCOUNTS
                        -----------        --------
                            29%               1

6.    CREDIT RISK AND ASSET CONCENTRATIONS

      In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

      The Fund may invest a high percentage of its assets in specific sectors of the market in its pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

      At March 31, 2011, the Fund held securities issued by various companies in the consumer staples sector, representing 42% of the total investments of the Fund.

7.    INDEMNIFICATIONS

      Under the Fund's organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these arrangements.

                        VIRTUS FOREIGN OPPORTUNITIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

8.    FEDERAL INCOME TAX INFORMATION
      ($ REPORTED IN THOUSANDS)

      At March 31, 2011, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows:

                                                            NET UNREALIZED
      FEDERAL           UNREALIZED         UNREALIZED        APPRECIATION
      TAX COST         APPRECIATION       DEPRECIATION      (DEPRECIATION)
      --------         ------------       ------------      --------------
      $935,819           $307,876           $(3,497)          $304,379

      The Fund has capital loss carryovers which may be used to offset future capital gains, as follows:

                           EXPIRATION YEAR
                   --------------------------------
                     2017        2018        TOTAL
                   --------    --------    --------
                   $153,055    $224,240    $377,295

      The Fund may not realize the benefit of these losses to the extent the Fund does not realize gains on investments prior to the expiration of the capital loss carryovers. The Fund's capital loss carryover may include losses acquired in connection with prior year mergers. Utilization of these capital loss carryovers is subject to annual limitations.

9.    RECENT ACCOUNTING PRONOUNCEMENT

      In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2010-06, "Improving Disclosures about Fair Value Measurements." ASU No. 2010-06 will require reporting entities to make new disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2010. At this time, management is evaluating the implications of ASU No. 2010-06 and its impact on the financial statements has not been determined.

10.   SUBSEQUENT EVENT EVALUATIONS

      Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available for issuance, and has determined that the following subsequent event requires recognition or disclosure in the financial statements.

      Effective April 18, 2011, BNY Mellon Investment Servicing (US), Inc. became sub-transfer agent for the Virtus Mutual Funds, replacing the prior sub-transfer agent.

             CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS
                            BY THE BOARD OF TRUSTEES
                                   (UNAUDITED)

      The Board of Trustees of the Trust, along with the Boards of Trustees of the other trusts in the Virtus Mutual Funds family of funds (collectively, the "Board"), is responsible for determining whether to approve the establishment and continuation of each investment advisory and sub-advisory agreement (each, an "Agreement") applicable to the Virtus Mutual Funds (collectively, the "Funds"). At meetings held on November 17-18, 2010, the Board, including a majority of the Trustees who are not interested persons as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, considered and approved the continuation of each Agreement, as further discussed below. In approving each Agreement, the Board determined that the continued retention of the applicable adviser or subadviser was in the best interests of the Funds and their shareholders. The Trustees considered each Fund separately, though they also collectively took into account those interests that all the Funds had in common.

      In reaching their decisions, the Board considered information furnished throughout the year at regular Board meetings as well as information prepared specifically in connection with the annual review process. During the review process, the Board received assistance and advice from, and met separately with, independent legal counsel. The Board's determination contemplated a number of factors that the Trustees believed, in light of the legal advice furnished to them as well as their own business judgment, to be relevant. Some of the factors that the Board considered are described below, although the Trustees did not identify any particular information or factor as controlling but instead considered the Agreements in the totality of the circumstances. Each individual Trustee may have evaluated the information presented differently, giving different weights to different factors.

      NATURE, EXTENT AND QUALITY OF SERVICES

      The majority of the Funds(1) are managed using a "manager of managers" structure that generally involves the use of one or more subadvisers to manage some or all of a Fund's portfolio. Under this structure, Virtus Investment Advisers, Inc. ("VIA") is responsible for evaluating and selecting subadvisers on an ongoing basis and for making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Agreement with VIA, therefore, the Trustees considered VIA's process for supervising and managing the Funds' subadvisers, including (a) VIA's ability to select and monitor the subadvisers; (b) VIA's ability to provide the services necessary to monitor the subadvisers' compliance with the Funds' respective investment objectives, policies and restrictions as well as provide other oversight activities; and (c) VIA's ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (d) the experience, capability and integrity of VIA's management and other personnel; (e) the financial position of VIA; (f) the quality of VIA's own regulatory and legal compliance policies, procedures and systems; (g) the nature, extent and quality of administrative and other services provided by VIA to the Funds; and (h) VIA's supervision of the Funds' other service providers. Finally, the Board also noted the extent of benefits that are provided to Fund shareholders as a result of being part of the family of Virtus Mutual Funds, including the right to exchange investments between Funds within the same class without a sales charge, the ability to reinvest Fund dividends into other Funds and the right to combine holdings in other Funds to obtain a reduced sales charge.

----------
(1) During the period being reported, the only Funds that did not employ a manager of managers structure were Virtus Growth & Income Fund, which is a series of Virtus Equity Trust; and Virtus Alternatives Diversifier Fund and Virtus CA Tax-Exempt Bond Fund, each of which is a series of Virtus Opportunities Trust. VIA acted as the adviser for these Funds without employing a subadviser, and the Board considered the VIA Agreement with respect to these Funds in that context.

              CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS
                      BY THE BOARD OF TRUSTEES (CONTINUED)
                                   (UNAUDITED)

      With respect to the sub-advisory Agreements, the Board noted that each full-service subadviser(2) provided portfolio management, compliance with the respective Fund's investment policies and procedures, compliance with applicable securities laws and assurances thereof. In considering the renewal of the sub-advisory Agreements, therefore, the Board considered each subadviser's investment management process, including (a) the experience, capability and integrity of the subadviser's management and other personnel committed by the subadviser to its respective Fund(s); (b) the financial position of the subadviser; (c) the quality and commitment of the subadviser's regulatory and legal compliance policies, procedures and systems; and (d) the subadviser's brokerage and trading practices.

      After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and each subadviser were reasonable and beneficial to the Funds and their shareholders.

      INVESTMENT PERFORMANCE

      The Board placed significant emphasis on its consideration of the investment performance of the Funds, in view of its importance to shareholders, and evaluated Fund performance in the context of the special considerations that a manager-of-managers structure requires. The Board also considered that VIA continued to be proactive in seeking to replace and/or add subadvisers as necessary, with a view toward improving Fund performance over the long term.

      While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing such performance was given to a report (the "Lipper Report") for the Funds prepared by Lipper Inc. ("Lipper") and furnished specifically for the contract renewal process. (Lipper is an independent provider of investment company data retained by the Funds for this purpose.) The Lipper Report presented each Fund's short-term and long-term performance relative to a peer group of other mutual funds and relevant benchmarks, as selected by Lipper. The Board considered the composition of each peer group, selection criteria and the appropriateness of the benchmark used for each Fund. The Board also assessed each Fund's performance in the context of its review of the fees and expenses of each Fund as well as VIA's profitability.

      The Board noted that while many of the Funds had generally performed in line with their respective benchmarks and peer groups during the periods measured, some of the Funds had underperformed in comparison with their respective benchmarks and/or peer groups. Where significant, the Board extensively considered the performance of the underperforming Funds and the reasons for the performance issues. The Board discussed the possible reasons for the underperformance with VIA, and spoke with representatives from VIA regarding plans to monitor and address performance issues during the coming year.

      The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Funds' overall investment performance was reasonable, and concluded that VIA's and each subadviser's performance record and process in managing the Funds merited approval of the continuation of the Agreements. However, the Board noted that certain Funds' performance would continue to be closely monitored and it expected that if performance over a longer period of time did not improve, the adviser would recommend that the subadviser be replaced in a timely manner.

----------
(2) F-Squared Investments, Inc. is the subadviser to Virtus AlphaSector(SM) Rotation Fund but provides limited services in this role. The Board considered both the VIA Agreement and the applicable sub-advisory Agreement in this context. (F-Squared Institutional Advisors, LLC provides limited services as the subadviser to Virtus Premium AlphaSector(SM) Fund, Virtus Allocator Premium AlphaSector(SM) Fund and Virtus Global Premium AlphaSector(SM) Fund, but because those Funds are new, the Board did not consider their Agreements at the same time as the other Agreements.)

              CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS
                      BY THE BOARD OF TRUSTEES (CONTINUED)
                                   (UNAUDITED)

      PROFITABILITY

      The Board also considered the level of profits realized by VIA and its affiliates in connection with the operation of the Funds. In this regard, the Board reviewed the analysis presented regarding the overall profitability of VIA for its management of the Virtus Mutual Funds, as well as its profits and those of its affiliates for managing and providing other services to each Fund. In addition to the fees paid to VIA and its affiliates, the Trustees considered any other benefits derived by VIA or its affiliates from their relationship with the Funds. Specific attention was paid to the methodology used to allocate costs to each Fund, in recognition of the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this regard, the Board noted that the allocations appeared reasonable, and concluded that the profitability to VIA from each Fund was reasonable in light of the quality of all services rendered to the Funds by VIA and its affiliates.

      The Board did not separately review profitability information for each subadviser, noting that the sub-advisory fees are paid by VIA rather than the Funds, so that Fund shareholders are not directly impacted by those fees.

      MANAGEMENT FEES AND TOTAL EXPENSES

      In evaluating the management fees and total expenses of each Fund, the Board reviewed information provided by VIA and comparisons to other funds in each Fund's peer group as presented in the Lipper Report. The Board noted that certain Funds had higher gross expenses when expressed as a percentage of net assets than those of such Funds' larger peers, which the Trustees considered in the context of these Funds' expectations for future growth. With respect to Virtus Alternatives Diversifier Fund, the Board also noted that as part of the contract renewal process VIA had agreed to eliminate its management fee. The Board also noted that several of the Funds had fee waivers and/or expense caps in place to limit the total expenses incurred by the Funds and their shareholders, and in connection with the contract renewal process VIA had agreed to institute such an arrangement with respect to Virtus High Yield Fund. Based upon the information presented by VIA and Lipper, the Trustees then determined, in the exercise of their business judgment, that the management fees charged by VIA and the total expenses of the Funds were reasonable, both on an absolute basis and in comparison with the fees and expenses of other funds in each Fund's peer group and the industry at large.

      The Board did not receive comparative fee information relating specifically to sub-advisory fees, in light of the fact that the sub-advisory fees are paid by VIA and not by the Funds, so that Fund shareholders are not directly impacted by those fees.

      ECONOMIES OF SCALE

      The Board noted that the management fees for several of the Funds included breakpoints based on assets under management, and that fee waivers and/or expense caps were also in place for several of the Funds. The Board determined that VIA and the Funds likely would achieve certain economies of scale, particularly in relationship to certain fixed costs, and that shareholders of the Funds would have an opportunity to benefit from these economies of scale.

      In considering the sub-advisory Agreements, the Board also considered the existence of any economies of scale and whether they would be passed along to the Funds' shareholders, but noted that any such economies would likely be generated at the Fund level rather than at the subadviser level.

VIRTUS OPPORTUNITIES TRUST
101 Munson Street
Greenfield, MA 01301-9668

TRUSTEES
George R. Aylward
Leroy Keith, Jr.
Philip R. McLoughlin, Chairman
Geraldine M. McNamara
James M. Oates
Richard E. Segerson
Ferdinand L.J. Verdonck

OFFICERS
George R. Aylward, President
Francis G. Waltman, Senior Vice President
Nancy J. Engberg, Vice President and
   Chief Compliance Officer
W. Patrick Bradley, Chief Financial Officer and Treasurer
Kevin J. Carr, Vice President, Chief Legal
   Officer, Counsel and Secretary

INVESTMENT ADVISER
Virtus Investment Advisers, Inc.
100 Pearl Street
Hartford, CT 06103-4506

PRINCIPAL UNDERWRITER
VP Distributors, Inc.
100 Pearl Street
Hartford, CT 06103-4506

TRANSFER AGENT
VP Distributors, Inc.
100 Pearl Street
Hartford, CT 06103-4506

CUSTODIAN
The Bank of New York Mellon
One Wall Street
New York, NY 10005-2588

HOW TO CONTACT US
Mutual Fund Services          1-800-243-1574
Adviser Consulting Group      1-800-243-4361
Telephone Orders              1-800-367-5877
Text Telephone                1-800-243-1926
Web site                          VIRTUS.COM

IMPORTANT NOTICE TO SHAREHOLDERS

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

                         THIS PAGE INTENTIONALLY BLANK.

                         THIS PAGE INTENTIONALLY BLANK.

                         THIS PAGE INTENTIONALLY BLANK.

For more information about Virtus mutual funds, please call your financial representative, contact us at 1-800-243-1574 or VIRTUS.COM.

8025                                                                        4-11

(VIRTUS LOGO)                                                      PRSRT STD
                                                                 U.S. POSTAGE
                                                                     PAID
                                                                  LANCASTER,
                                                                      PA
                                                                 PERMIT 1793

      P.O. Box 9874
Providence, RI 02940-8074

                     [VIRTUS LOGO]       SEMIANNUAL REPORT

           Virtus Multi-Sector Short Term Bond Fund

TRUST NAME:          March 31, 2011          [SIGN LOGO]
VIRTUS
OPPORTUNITIES
TRUST

NO BANK GUARANTEE     NOT FDIC INSURED      MAY LOSE VALUE

                                 TABLE OF CONTENTS

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
("Multi-Sector Short Term Bond Fund")
Message to Shareholders ..............................................................................   1
Disclosure of Fund Expenses ..........................................................................   2
Schedule of Investments ..............................................................................   4
Statement of Assets and Liabilities ..................................................................  29
Statement of Operations ..............................................................................  30
Statement of Changes in Net Assets ...................................................................  31
Financial Highlights .................................................................................  32
Notes to Financial Statements ........................................................................  34
Consideration of Advisory and Sub-advisory Agreements by the Board of Trustees .......................  42

PROXY VOTING PROCEDURES (FORM N-PX)

The adviser and subadviser vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

FORM N-Q INFORMATION

The Trust files a complete schedule of portfolio holdings for the Fund with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

This report is not authorized for distribution to prospective investors in the Virtus Multi-Sector Short Term Bond Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund's record and other pertinent information.

                            MESSAGE TO SHAREHOLDERS

Dear Fellow Shareholders of Virtus Mutual Funds:

The last six months - especially the first quarter of this year - provided a textbook lesson in the unpredictable nature of capital markets and the importance of maintaining a disciplined investment approach. Investors were reminded that it is impossible to predict the events that might influence market performance or how the market will react to such events.

The markets faced a number of unusual challenges around the world, including Japan's recent earthquake and social unrest in the critical oil regions of North Africa and the Middle East. At the same time, the equities markets benefited from the stabilizing effects of the second round of quantitative easing, the Federal Reserve's (the "Fed's") gradual purchase of $600 billion in U.S. Treasuries initiated last November. Confidence replaced concern, and investors started moving out of "safe haven" fixed income securities into equities.

Investors who stayed the course were rewarded for their perseverance. The S&P 500(R) Index, a broad measure of U.S. stock market performance, gained 17.3% for the six months ended March 31, 2011, and 5.92% in the first quarter alone - its best opening quarter since 1998. Fixed income markets generated more modest returns as interest rates inched higher. The Barclays Capital U.S. Aggregate Bond Index, which measures the performance of the taxable bond market, had performance of (0.88)% for the six months ended March 31, 2011, and a gain of 0.42% in the first quarter of 2011.

It is clear the U.S. economic recovery is gathering speed. We are seeing signs of improvement in manufacturing, the labor market and consumer spending. GDP is growing and corporate earnings are on the rise. Certainly, this news is positive but challenges remain: higher oil prices, a depressed housing market, and some concern that interest rates may start to increase after the Fed's Treasury purchases end in June.

At times of uncertainty, diversification takes on greater importance. While diversification cannot guarantee a profit or prevent loss, owning a variety of asset classes can help cushion your portfolio against market volatility. Your financial adviser can help you ensure your portfolio is adequately diversified. You may also want to visit our website, www.virtus.com, to learn about the full range of Virtus Mutual Funds, including some new investment strategies that may be used to diversify a core portfolio.

As always, thank you for investing with Virtus. Our investment team is committed to your financial success.

Sincerely,

/S/ George R. Aylward
George R. Aylward
President, Virtus Mutual Funds

MAY 2011

WHENEVER YOU HAVE QUESTIONS ABOUT YOUR ACCOUNT, OR REQUIRE ADDITIONAL INFORMATION, PLEASE VISIT US ON THE WEB AT WWW.VIRTUS.COM OR CALL OUR SHAREOWNER SERVICE GROUP TOLL-FREE AT 1-800-243-1574.

PERFORMANCE DATA QUOTED REPRESENTS PAST RESULTS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN PERFORMANCE SHOWN ABOVE.

                   VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                    DISCLOSURE OF FUND EXPENSES (UNAUDITED)
         FOR THE SIX-MONTH PERIOD OF OCTOBER 1, 2010 TO MARCH 31, 2011

     We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Virtus Multi-Sector Short Term Bond Fund (the "Fund") you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class T shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. Class C shares are sold without a sales charge. Class I shares are sold without a sales charge and do not incur distribution and service fees. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The following Expense Table illustrates your Fund's costs in two ways.

ACTUAL EXPENSES

     The first section of the accompanying table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The second section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second section of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if those transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

                     VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                 DISCLOSURE OF FUND EXPENSES (UNAUDITED) (CONTINUED) FOR THE SIX-MONTH PERIOD OF OCTOBER 1, 2010 TO MARCH 31, 2011

EXPENSE TABLE
--------------------------------------------------------------------------------------------------------------------------------
                                                             Beginning           Ending                             Expenses
                                                             Account             Account           Annualized         Paid
                                                              Value               Value             Expense         During
                                                           October 1, 2010      March 31, 2011       Ratio          Period*
--------------------------------------------------------------------------------------------------------------------------------
MULTI-SECTOR SHORT TERM BOND FUND
--------------------------------------------------------------------------------------------------------------------------------
ACTUAL
Class A                                                        $  1,000.00         $ 1,034.70        1.06%          $5.38
Class B                                                           1,000.00           1,030.10        1.56            7.90
Class C                                                           1,000.00           1,033.00        1.31            6.64
Class T                                                           1,000.00           1,030.50        1.81            9.16
Class I                                                           1,000.00           1,033.80        0.81            4.11

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A                                                           1,000.00           1,019.58        1.06            5.35
Class B                                                           1,000.00           1,017.05        1.56            7.88
Class C                                                           1,000.00           1,018.32        1.31            6.61
Class T                                                           1,000.00           1,015.79        1.81            9.14
Class I                                                           1,000.00           1,020.84        0.81            4.09

----------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (182) expenses were accrued in the most recent fiscal half-year, then divided by 365 days to reflect the one-half year period.

     The Fund may invest in other funds, and the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses were included, the expenses would have been higher.

     You can find more information about the Fund's expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the prospectus.

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                            SCHEDULE OF INVESTMENTS
                          MARCH 31, 2011  (UNAUDITED)

                               ASSET ALLOCATIONS
                               -----------------

The following table presents the portfolio holdings within certain sectors as a percentage of total investments as of March 31, 2011.

Corporate Bonds and Notes                      36%
Mortgage-Backed Securities                     28
Asset-Backed Securities                        12
Foreign Government Securities                  12
Loan Agreements                                11
Other (includes short-term investments)         1
                                          -------
Total                                         100%
                                          =======

($ reported in thousands)

                                                             PAR VALUE        VALUE
                                                            ------------     ---------
MUNICIPAL BONDS-0.3%

CONNECTICUT-0.0%
Mashantucket Western
 Pequot Tribe Taxable
 Series A, 144A
 (NATL Insured)
 6.910%, 9/1/12(4)                                         $ 1,715           $  1,527
                                                                             --------
KENTUCKY-0.2%
State of Kentucky General
 Fund Taxable
 3.165%, 4/1/18                                              7,100              6,889
                                                                               ------
VIRGINIA-0.1%
Tobacco Settlement
 Financing Corp. Taxable
 Series 07-A1,
 6.706%, 6/1/46                                              4,850              3,050
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $13,277)                                                      11,466
-------------------------------------------------------------------------------------
FOREIGN GOVERNMENT SECURITIES-11.5%
Bolivarian Republic of Venezuela
 8.500%, 10/8/14                                            22,580             20,706
 RegS
 5.750%, 2/26/16(5)                                         26,205             19,523
 RegS
 7.000%, 12/1/18(5)                                          3,230              2,237
Bundesobligation
 Series 154,
 2.250%, 4/11/14                                            12,083 (EUR)     $ 17,216
Commonwealth of Australia
 Series 123,
 5.750%, 4/15/12                                            57,272 (AUD)       59,803
Commonwealth of Canada
 2.000%, 9/1/12                                             47,418 (CAD)       49,188
Commonwealth of New
 Zealand Series 1111,
 6.000%, 11/15/11                                           42,370 (NZD)       33,005
 Series 413,
 6.500%, 4/15/13                                            11,084 (NZD)        8,959
Federative Republic of Brazil
 12.500%, 1/5/16                                            44,484 (BRL)       31,061
 10.250%, 1/10/28                                            4,275 (BRL)        2,618
Kingdom of Norway
 Series 469,
 6.000%, 5/16/11                                           159,065 (NOK)       28,882
 Series 470,
 6.500%, 5/15/13                                           125,782 (NOK)       24,431
Kingdom of Sweden
 Series 1046,
 5.500%, 10/8/12                                           111,305 (SEK)       18,456
Republic of Argentina
 PIK Interest Capitalization
 8.280%, 12/31/33                                         $ 43,491             38,989
 Series GDP
 3.169%, 12/15/35(3)                                        24,420              4,066

                       See Notes to Financial Statements

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                      SCHEDULE OF INVESTMENTS (Continued)
                           MARCH 31, 2011 (Unaudited)

($ reported in thousands)

                                                         PAR VALUE                 VALUE
                                                       -------------             ----------
Republic of Colombia
 12.000%, 10/22/15                                         9,935,000 (COP)       $    6,798
Republic of Indonesia
 Series
 FR-23,
 11.000%, 12/15/12                                        26,600,000 (IDR)            3,280
 Series  FR-30,
 10.750%, 5/15/16                                         40,550,000 (IDR)            5,259
Republic of Korea
 Series  1112,
 4.750%, 12/10/11                                         23,141,000 (KRW)           21,293
Republic of Lithuania
 144A
 6.750%, 1/15/15(4)                                      $     4,000                  4,354
Republic of Poland
 Series  0414,
 5.750%, 4/25/14                                              67,160 (PLZ)           23,916
 3.875%, 7/16/15                                               1,950                  1,971
Republic of South Africa
 Series R- 201,
 8.750%, 12/21/14                                             55,865 (ZAR)            8,602
Republic of Turkey
 0.000%, 4/25/12                                              13,190 (TRY)            7,804
Russian Federation RegS
 7.500%, 3/31/30(3)(5)                                         1,730                  2,023

-------------------------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $415,389)                                                          444,440
-------------------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES-27.9%

AGENCY-1.5%
FHLMC
 6.000%, 8/1/34                                                1,219                  1,338
FNMA
 5.500%, 1/1/17                                                  316                    343
 6.000%, 5/1/17                                                  100                    109
 5.500%, 8/1/17                                                   76                     82
 4.500%, 4/1/18                                                  621                    658
 5.000%, 10/1/19                                               1,462                  1,565
 5.500%, 2/1/20                                                  697                    756
 5.500%, 3/1/20                                                  189                    205
 5.500%, 3/1/20                                                  347                    377
 5.500%, 3/1/20                                                  710                    770
 5.500%, 3/1/20                                                  991                  1,076
 5.500%, 4/1/20                                                  875                    950
 5.000%, 6/1/20                                                2,404                  2,572
 6.000%, 12/1/32                                                 167                    184
 5.500%, 2/1/33                                                  408                    439
 5.500%, 5/1/34                                                1,634                  1,758
 6.000%, 8/1/34                                                1,076                  1,184
 6.000%, 10/1/34                                                 596                    655
 6.000%, 10/1/34                                               1,025                  1,126
 5.500%, 11/1/34                                               1,525                  1,640
 5.500%, 11/1/34                                               1,728                  1,858
 6.000%, 11/1/34                                               1,458                  1,602
 5.500%, 12/1/34                                                 912                    981
 5.500%, 1/1/35                                                2,040                  2,194
 6.000%, 1/1/37                                                1,980                  2,163
 6.000%, 1/1/37                                                1,316                  1,438
 5.500%, 7/1/37                                                   11                     12
 6.000%, 7/1/37                                                  526                    573
 6.000%, 12/1/37                                               2,494                  2,717
 6.000%, 4/1/38                                                1,757                  1,914
 5.500%, 9/1/38                                                1,788                  1,914
 5.500%, 12/1/38                                               1,835                  1,964
 5.000%, 7/1/40                                                8,000                  8,384
 5.000%, 7/1/40                                                9,948                 10,426
GNMA
 6.500%, 7/15/31                                                  28                     32
 6.500%, 8/15/31                                                  62                     70
 6.500%, 11/15/31                                                 59                     67
 6.500%, 2/15/32                                                  27                     30
 6.500%, 4/15/32                                                 106                    121
 6.500%, 4/15/32                                                  97
                                                                                        110
                                                                                     ------
                                                                                     56,357
                                                                                     ------
NON-AGENCY-26.4%
ABN AMRO Mortgage
 Corp. 02-9, M
 5.750%, 12/25/32                                              2,897                  2,896
American General
 Mortgage Loan   Trust
 06-1, A2 144A
 5.750%,  12/25/35(3)(4)                                         285                    284
 09-1, A6 144A
 5.750%, 9/25/48(3)(4)                                        13,850                 14,079
American Tower Trust
 07-1A, C 144A
 5.615%, 4/15/37(4)                                            3,685                  3,897
Americold LLC Trust
 10-ARTA, A1 144A
 3.847%, 1/14/29(4)                                           14,115                 14,304
Banc of America Alternative
 Loan Trust
 03-10, 2A1
 6.000%, 12/25/33                                              7,228                  7,560

                       See Notes to Financial Statements

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

                                              PAR VALUE            VALUE
                                           -------------       ----------
NON-AGENCY-CONTINUED
Banc of America Commercial
 Mortgage,  Inc.
 05-2, B
 5.038%,  7/10/43(3)                       $ 5,000           $ 5,150
 05-6, AM
 5.196%,  9/10/47(3)                         1,630             1,701
 07-1, AMFX
 5.482%,  1/15/49(3)                         8,700             8,617
Banc of America
 Funding  Corp.
 06-5, 4A4
 6.000%,  9/25/36                            6,801             6,796
Banc of America Mortgage
 Securities,  Inc.
 05-1, 1A22
 5.250%,  2/25/35                            5,037             5,034
Bear Stearns Commercial
 Mortgage  Securities, Inc.
 06-PW12, A4
 5.723%,  9/11/38(3)                        10,025            10,997
 06-PW12, AM
 5.762%,  9/11/38(3)                         8,600             8,866
 06-PW14, A4
 5.201%,  12/11/38                           7,400             7,804
 06-PW14,  AM
 5.243%,  12/11/38                          10,000            10,063
 05-PW10, A4
 5.405%,  12/11/40(3)                        1,720             1,840
 05-PW10, AM
 5.449%,  12/11/40(3)                       11,550            11,894
 04-PWR3,  A4
 4.715%,  2/11/41                            6,500             6,820
 05-PWR8,  A4
 4.674%,  6/11/41                            7,100             7,460
 04-PWR5,  A5
 4.978%,  7/11/42(3)                         3,925             4,162
 07-T28, A4
 5.742%,  9/11/42(3)                         3,360             3,648
 07-PW18, A4
 5.700%,  6/13/50                            6,500             6,929
Chase Mortgage
 Finance  Corp.
 05-S1, A10
 5.500%,  5/25/35                            6,065             6,004
Citicorp Mortgage
 Securities, Inc.
 03-11, 2A10
 5.500%, 12/25/33                           13,131            13,198
 04-4, A6
 5.500%, 6/25/34                            13,637            14,041
Citigroup/Deutsche
 Bank Commercial
 Mortgage Trust
 05-CD1, AM
 5.222%, 7/15/44(3)                          6,410             6,779
 05-CD1, A4
 5.222%, 7/15/44(3)                          5,000             5,375
 07-CD4, A4
 5.322%, 12/11/49                            6,465             6,795
Commercial Mortgage
 Pass-Through
 Certificates 01-J2A,
 A2 144A
 6.096%, 7/16/34(4)                          5,202             5,197
Countrywide Alternative
 Loan Trust
 04-24CB, 1A1
 6.000%, 11/25/34                            5,782             5,778
Countrywide Home
 Loan Mortgage
 Pass-Through Trust
 02-35, 1A2
 5.000%, 2/25/18                             6,261             6,270
 04-9, A6
 5.250%, 6/25/34                             2,828             2,851
Credit Suisse First
 Boston Mortgage
 Securities Corp.
 04-8, 7A1
 6.000%, 12/25/34                           14,090            14,077
 03-CPN1, C
 4.763%, 3/15/35                             7,964             8,116
 02-CKS4, B
 5.333%, 11/15/36                            5,000             5,148
 02-CKS4, C
 5.394%, 11/15/36                            5,000             5,113
 04-C5, A3
 4.499%, 11/15/37                            3,560             3,598

                       See Notes to Financial Statements

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

                                              PAR VALUE            VALUE
                                           ---------------        --------
NON-AGENCY-CONTINUED
Credit Suisse Mortgage
 Capital  Certificates
 06-C1, A3
 5.441%,  2/15/39(3)                              $ 9,977          $ 10,460
 06-C1, AM
 5.441%,  2/15/39(3)                                4,745             4,894
Deutsche Bank/UBS
 Mortgage  Trust
 11-LC1A, A3,  144A
 5.002%,  11/10/46(4)                               3,500             3,629
Entertainment Properties
 Trust 03- EPR,
 A2 144A
 5.244%,  2/15/18(4)                                7,854             8,195
Extended Stay America
 Trust
 10-ESHA, A  144A
 2.951%,  11/5/27(4)                                5,961             5,864
 10-ESHA, D  144A
 5.498%, 11/5/27(4)                                 9,310             9,416
First Horizon Asset
 Securities, Inc.
 06-1, 1A8
 6.000%, 5/25/36                                    8,891             8,945
First Union National Bank
 Commercial Mortgage
 01-C3, F 144A
 7.201%, 8/15/33(3)(4)                              3,000             3,023
 01-C3, G 144A
 7.299%, 8/15/33(3)(4)                             10,282            10,348
GE Capital Commercial
 Mortgage Corp.
 03-C1, C
 4.975%, 1/10/38(3)                                 4,332             4,491
 04-C3, A4
 5.189%, 7/10/39(3)                                13,500            14,491
GMAC Commercial
 Mortgage Securities, Inc.
 03-C1, D
 4.283%, 5/10/36                                   10,000            10,270
 04-C2, A3
 5.134%, 8/10/38                                    1,200             1,256
 04-C2, A4
 5.301%, 8/10/38(3)                                 8,178             8,723
 04-C3, A4
 4.547%, 12/10/41                                   4,820             4,882
Goldman Sachs Mortgage
 Securities Corp. II
 07-EOP, G 144A
 3.018%, 3/6/20(3)(4)                               5,840             5,842
 07-EOP, H 144A
 3.585%, 3/6/20(3)(4)                               1,850             1,850
 11-ALF, B
 3.215%, 2/10/21(4)                                 8,000             7,962
 04-GG2, A4
 4.964%, 8/10/38                                    6,900             6,974
 07-GG10, A4
 5.808%, 8/10/45(3)                                10,550            11,201
Greenwich Capital
 Commercial Funding
 Corp. 04-GG1, A7
 5.317%, 6/10/36(3)                                 7,950             8,511
GSR Mortgage Loan Trust
 04-6F, 1A1
 5.000%, 5/25/34                                    2,512             2,508
 05-5F, 2A8
 5.500%, 6/25/35                                    9,820            10,216
 05-AR6, 3A1
 2.772%, 9/25/35(3)                                 8,149             7,459
Heller Financial Commercial
 Mortgage Asset
 00-PH1, G 144A
 6.750%, 1/17/34(4)                                 2,925             2,923
JPMorgan Chase
 Commercial Mortgage
 Securities Corp.
 09-IWST, A1 144A
 4.314%, 12/5/27(4)                                 9,020             9,321
 04-C1, A3
 4.719%, 1/15/38                                    5,565             5,883
 05-LDP2, AM
 4.780%, 7/15/42                                    9,240             9,592
 06-CB17, AM
 5.464%, 12/12/43                                  11,905            11,992
 05-LDP5, AM
 5.244%, 12/15/44(3)                               14,822            15,525
 06-LDP7, A4
 5.863%, 4/15/45(3)                                 9,997            10,985
 06-LDP7, AM
 5.863%, 4/15/45(3)                                11,125            11,496
 06-LDP9, A3
 5.336%, 5/15/47                                   12,175            12,747
 07-LD12, A4
 5.882%, 2/15/51                                    8,029             8,596

                       See Notes to Financial Statements

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

                                              PAR VALUE        VALUE
                                            -------------    ---------
NON-AGENCY-CONTINUED
JPMorgan Mortgage Trust
 03-A2, 3A1
 2.162%, 11/25/33(3)                        $ 14,405          $ 14,463
 05-A1, 4A1
 4.783%, 2/25/35(3)                            4,109             4,141
 05-A4, 3A1
 5.162%, 7/25/35(3)                            7,446             7,221
 06-A1, B1
 3.919%, 2/25/36(3)                            7,577               370
Lehman Brothers-UBS
 Commercial Mortgage Trust
 01-C3, A2
 6.365%, 12/15/28                              4,167             4,178
 04-C7, A6
 4.786%, 10/15/29(3)                          10,536            11,138
 01-C2, C
 6.975%, 9/15/34                               5,378             5,383
 06-C3, AM
 5.712%, 3/15/39(3)                              960               982
 06-C6, A4
 5.372%, 9/15/39                              11,830            12,627
 06-06, AM
 5.413%, 9/15/39                              10,000            10,295
 07-C2, A2
 5.303%, 2/15/40                              10,018            10,223
 07-C2, A3
 5.430%, 2/15/40                               6,830             7,197
 05-C3, AM
 4.794%, 7/15/40                               7,460             7,773
 07-C6, A2
 5.845%, 7/15/40                              11,025            11,421
 07-C6, A4
 5.858%, 7/15/40(3)                            4,950             5,269
 07-C7, A3
 5.866%, 9/15/45(3)                           10,300            11,025
MASTR Alternative Loans
 Trust
 04-7, 4A1
 4.500%, 7/25/19                              12,586            12,912
MASTR Asset Securitization
 Trust
 05-1, 1A1
 5.000%, 5/25/20                               3,135             3,165
 06-1, 1A2
 5.750%, 5/25/36                              10,000             9,994
Merrill Lynch Floating Trust
 08-LAQA,
 A1 144A
 0.797%, 7/9/21(3)(4)                         14,897            14,165
Merrill Lynch Mortgage
 Investors, Inc.
 98-C1, B
 6.750%, 11/15/26(3)                          10,000            10,458
Merrill Lynch Mortgage
 Trust
 06-C1, AM
 5.669%, 5/12/39(3)                            7,520             7,800
 04-KEY2, A3
 4.615%, 8/12/39                              12,250            12,665
Merrill Lynch-Countrywide
 Commercial Mortgage
 Trust
 06-3, A4
 5.414%, 7/12/46(3)                            4,700             4,978
 06-4, A3
 5.172%, 12/12/49(3)                           9,500             9,970
Morgan Stanley Capital I
 04-IQ7, C
 5.409%, 6/15/38(3)                            6,654             6,664
 04-HQ4, A6
 4.830%, 4/14/40                               6,000             6,220
 06-T23, A4
 5.806%, 8/12/41(3)                           11,115            12,322
 06-T23, AM
 5.806%, 8/12/41(3)                           10,000            10,601
 06-IQ12, A4
 5.332%, 12/15/43                             14,500            15,299
 07-IQ14, A4
 5.692%, 4/15/49(3)                            9,720            10,241
Morgan Stanley Mortgage
 Loan Trust
 04-2AR, 3A
 2.388%, 2/25/34(3)                            3,497             3,529
 04-2AR, 4A
 4.753%, 2/25/34(3)                            8,974             9,114
 05-5AR, 4A1
 5.401%, 9/25/35(3)                            1,675             1,307
Prudential Commercial
 Mortgage Trust
 03-PWR1, D 144A
 4.775%, 2/11/36(4)                            4,950             4,896

                       See Notes to Financial Statements

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)


($ reported in thousands)

                                         PAR VALUE           VALUE
                                         ---------        ----------
NON-AGENCY-CONTINUED
RAAC
   05-SP1, 2A2
   5.250%, 9/25/34                       $   3,044        $   3,041
Residential Accredit
   Loans, Inc.
   03-QS6, A4
   4.250%, 3/25/33                           8,296            8,513
Residential Asset Mortgage
   Products, Inc.
   04-SL2, A3
   7.000%, 10/25/31                          6,190            6,490
   04-SL1, A8
   6.500%, 11/25/31                          6,599            6,679
   04-RS6, AI4
   5.457%, 5/25/32(3)                        4,245            4,304
   04-SL4, A3
   6.500%, 7/25/32                           3,444            3,503
Residential Asset
   Securitization Trust
   04-A4, A5
   5.500%, 8/25/34                           3,292            3,291
Residential Funding Mortgage
   Securities I, Inc.
   06-S12, 1A1
   5.500%, 12/25/21                          7,242            7,601
   06-S4, A2
   6.000%, 4/25/36                           3,238            3,220
Salomon Brothers Mortgage
   Securities VII, Inc.
   01-C1, C
   6.729%, 12/18/35(3)                       2,189            2,186
   01-C1, D
   6.831%, 12/18/35(3)                       3,290            3,284
Structured Asset
   Securities Corp.
   03-21, 2A2
   5.250%, 8/25/33                           5,224            5,438
Timberstar Trust
   06-1A, A 144A
   5.668%, 10/15/36(4)                      10,240           10,946
Wachovia Bank Commercial
   Mortgage Trust
   03-C8, 5
   4.951%, 11/15/35(3)                       5,500            5,563
   04-C12, A2
   5.001%, 7/15/41                           4,828            4,837
   04-C12, A4
   5.308%, 7/15/41(3)                        10,145          10,89
   04-C15, B
   4.892%, 10/15/41                           4,875           4,945
   05-C20, AMFX
   5.179%, 7/15/42(3)                         6,000           6,312
   07-C30, A5
   5.342%, 12/15/43                           6,935           7,181
   05-C22, AM
   5.320%, 12/15/44(3)                        8,310           8,738
   07-C33, A4
   5.900%, 2/15/51(3)                         8,940           9,573
   Wachovia Mortgage Loan
   Trust LLC
   06-A, B1
   5.470%, 5/20/36(3)                             1               -(12)
Washington Mutual Commercial
Mortgage Securities Trust
   07-SL3, A 144A
   5.940%, 3/23/45(3)(4)                      8,083           8,204
Washington Mutual Mortgage
   Pass-Through Certificates
   04-CB1, 5A
   5.000%, 6/25/19                            5,094           5,313
Wells Fargo Mortgage-Backed
   Securities Trust
   03-6, 1A1
   5.000%, 6/25/18                            2,282           2,360
   06-17, A1
   5.500%, 11/25/21                           1,065           1,072
   04-CC, A1
   4.910%, 1/25/35(3)                         5,477           5,499
   05-9, 2A11
   5.250%, 10/25/35                             163             162
   05-9,1A6
   5.500%, 10/25/35                             252             252
   05-14, 2A1
   5.500%, 12/25/35                           7,936           8,058
   06-AR1, 2A3
   5.413%, 3/25/36(3)                        10,000           9,987
   06-4, 2A2
   5.500%, 4/25/36                            1,152           1,089
   06-6, 1A15
   5.750%, 5/25/36                            3,737           3,687
   06-9, 1A15
   6.000%, 8/25/36                            3,273           3,298

                       See Notes to Financial Statements

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)


($ reported in thousands)

                                  PAR VALUE                VALUE
                                  -----------           -----------
NON-AGENCY-CONTINUED
  07-16, 1A7
  6.000%, 12/28/37                $     8,731            $    7,888
  07-AR10, 2A1
  6.382%, 1/25/38(3)                   12,210                12,331
                                                         ----------
                                                          1,015,352
-------------------------------------------------------------------
TOTAL MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $1,017,118)                              1,071,709
-------------------------------------------------------------------
ASSET-BACKED SECURITIES-11.6%
1st Financial Bank USA
   10-B, A 144A
   3.000%, 7/17/17(4)                          5,000          4,977
   10-C, B 144A
   5.190%, 9/17/18(4)                          5,000          4,943
   10-D, C 144A
   5.920%, 6/17/19(4)                          3,000          2,993
Aircraft Certificate Owner
   Trust 03-1A, D, 144A
   6.455%, 9/20/22(4)                          2,111          2,090
American General
   Mortgage Loan Trust
   10-1A, A1 144A
   5.150%, 3/25/58(3)(4)                      14,289         14,762
AmeriCredit Automobile
   Receivables Trust
   10-1, B
   3.720%, 11/17/14                            9,825         10,130
   10-1, C
   5.190%, 8/17/15                             3,925          4,199
Ameriquest Mortgage
   Securities, Inc.
   03-10, AF6
   4.710%, 11/25/33(3)                         6,939          6,991
Asset Backed Funding
   Certificates
   05-AQ1, A6
   4.780%, 6/25/35(3)                          8,312          8,124
Avis Budget Rental Car
   Funding/AESOP LLC
   09-2A, A 144A
   5.680%, 2/20/14(4)                          9,825         10,496
Bayview Financial
   Acquisition Trust
   06-B, 1A2
   5.800%, 4/28/36(3)                          2,198          2,191
   06-A, 1A2
   5.483%, 2/28/41(3)                            478            480
Bombardier Capital
   Mortgage Securitization
   Corp. 99-A, A3
   5.980%, 1/15/18(3)                          2,570          2,251
Bosphorus Financial
   Services Ltd. 144A
   2.113%, 2/15/12(3)(4)                         500            494
Bush Truck Leasing
   LLC 11-44, A, 144A
   5.000%, 9/25/18(4)                          5,500          5,487
BXG Receivables Note
   Trust 10-A, A 144A
   5.100%, 3/2/26(4)                           6,466          6,415
Capital Auto Receivables
   Asset Trust 07-1, C
   5.380%, 11/15/12                            6,080          6,280
Carmax Auto Owner
   Trust 09-2, A4
   2.820%, 12/15/14                           11,750         12,080
Chase Funding Mortgage
   Loan Asset-Backed
   Certificates 04-1,1A4
   4.111%, 8/25/30                               953            923
Chrysler Financial Auto
   Securitization Trust
   10-A, D
   3.520%, 8/8/16                              7,000          6,968
CIT Group, Inc.
   10-VT1A, B 144A
   3.880%, 9/16/13(4)                          5,900          6,081
Citicorp Residential
   Mortgage Securities, Inc.
   07-1, A3
   5.667%, 3/25/37(3)                          2,382          2,381
   07-2, A4
   6.538%, 6/25/37(3)                          7,000          6,249
Conseco Finance
   Securitizations Corp.
   01-3, A4
   6.910%, 5/1/33(3)                          12,628         13,102

                       See Notes to Financial Statements

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

                                   PAR VALUE               VALUE
                                  -----------           -----------
Conseco Financial Corp.
   94-1, A5
   7.650%, 4/15/19                $     1,034           $     1,072
Countrywide Asset-
   Backed Certificates
   04-10, AF6
   4.485%, 12/25/34(3)                  8,914                 8,791
Credit-Based Asset
   Servicing &
   Securitization LLC
   05-CB6, A3
   5.120%, 7/25/35(3)                    1,540                1,407
Daimler Chrysler Auto
   Trust 08-B, A4A
   5.320%, 11/10/14                      9,620                9,897
Dominos Pizza Master
   Issuer LLC
   07-1, A2 144A
   5.261%, 4/25/37(4)                   25,000               25,438
DSC Floorplan Master
   Owner Trust
   11-1, A, 144A
   3.910%, 3/15/16(4)                    8,500                8,500
DT Auto Owner Trust
   10-1A, C, 144A
   3.460%, 1/15/14(4)                    3,500                3,501
   09-1, B, 144A
   5.920%, 10/15/15(4)                   2,591                2,599
First Franklin Mortgage
   Loan Asset-Backed
   Certificates
   06-FF13, A2B
   0.350%, 10/25/36(3)                   9,146                8,827
Ford Credit Auto Owner
   Trust 09-E, D 144A
   5.530%, 5/15/16(4)                   17,750               18,907
Ford Credit Floorplan
   Master Owner Trust
   10-3, A1 144A
   4.200%, 2/15/17(4)                   11,800               12,480
GMAC Mortgage Corp.
   Loan Trust
   06-HE2, A3
   6.320%, 5/25/36(3)                    9,875                6,559
   07-HE1-, A2
   5.621%, 8/25/37(3)                    6,664                6,541
Great America Leasing
   Receivables
   09-1, B 144A
   4.520%, 11/15/14(4)                    3,000               3,143
Harley-Davidson
   Motorcycle Trust
   09-4, B
   3.190%, 9/15/14                         9,000              9,116
   07-2, C
   5.410%, 8/15/15                         6,750              6,943
Hertz Vehicle Financing
   LLC 09-2A, A1, 144A
   4.260%, 3/25/14(4)                      5,000              5,239
Hyundai Auto Receivables
   Trust 11-A, C
   3.000%, 6/15/17                         7,500              7,462
IndyMac Manufactured
   Housing Contract
   98-1, A3
   6.370%, 9/25/28                         1,643              1,365
Long Grove Collateral
   Loan Obligation Ltd.
   04-1A, C 144A
   2.712%, 5/25/16(3)(4)(7)                1,600              1,428
   04-1A, D 144A
   7.062%, 5/25/16(3)(4)(7)                 422                 405
Marriott Vacation Club
   Owner Trust
   10-1A, A 144A
   3.540%, 10/20/32(4)                     1,840              1,843
   10-1A, B 144A
   4.520%, 10/20/32(4)                     3,587              3,560
Merrill Auto Trust
   Securitization
   07-1, B
   5.790%, 12/15/13                         715                 718
MMCA Automobile
   Trust
   11-A, B, 144A
   2.720%, 10/17/16(4)                     3,500              3,482
Navistar Financial Corp.
   Owner Trust
   10-A, B 144A
   4.170%, 10/20/14(4)                     7,000              7,181
New Century Home
   Equity Loan Trust
   05-A, A4W
   5.035%, 8/25/35(3)                      17,069             15,988

                       See Notes to Financial Statements

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

                                                PAR VALUE           VALUE
                                                ---------          --------
Popular ABS Mortgage
  Pass-Through Trust
  05-5, AF3
  5.086%, 11/25/35(3)                           $ 17,369           $ 17,212
Renaissance Home
  Equity Loan Trust
  05-3, AF4
  5.140%, 11/25/35(3)                              5,380              4,714
Residential Funding Mortgage
  Securities II, Inc.
  04-HI3, A5
  5.480%, 6/25/34(3)                               4,705              3,655
  06-HI2, A3
  5.790%, 2/25/36                                  5,020              4,731
  07-HI1, A2
  5.640%, 3/25/37                                  7,459              7,292
Santander Drive Auto
  Receivables Trust
  10-B, C 144A
  3.020%, 10/17/16(4)                              5,000              4,998
  10-3, C
  3.060%, 11/15/17                                10,000              9,896
Saxon Asset Securities Trust
  06-3 A2
  0.360%, 10/25/46(3)                             15,533             14,530
Sierra Receivables Funding
  Co., LLC
  11-1A, B, 144A
  4.230%, 6/20/18(4)                               9,000              9,000
  10-3A, B 144A
  4.440%, 11/20/25(4)                              5,284              5,247
SVO MOI Mortgage Corp.
  10-AA, A 144A
  3.650%, 7/20/27(4)                               7,550              7,487
TAL Advantage LLC
  1-1A, A, 144A
  4.600%, 1/20/26(4)                               9,833              9,937
Tidewater Auto Receivables Trust
  10-A, A 144A
  5.920%, 5/15/17(4)                               3,150              3,184
U-Haul S Fleet LLC
  10-BT1A, 1 144A
  4.899%, 10/25/23(4)                              8,775              8,863
Wachovia Auto Loan
  Owner Trust
  07-1, D
  5.650%, 2/20/13                                 11,083             11,133
----------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $442,485)                                          445,358
----------------------------------------------------------------------------
CORPORATE BONDS AND NOTES-36.1%
CONSUMER DISCRETIONARY-2.3%
AutoZone, Inc.
  5.750%, 1/15/15                                  4,420              4,875
Boyd Gaming Corp. 144A
  9.125%, 12/1/18(4)                               2,425              2,516
Caesar's Entertainment
  Operating Co., Inc.
  10.000%, 12/15/18                                3,800              3,486
Cequel Communications
  Holdings I LLC/Cequel
  Capital Corp. 144A
  8.625%, 11/15/17(4)                              5,790              6,065
Citadel Broadcasting
  Corp. 144A
  7.750%, 12/15/18(4)                              1,270              1,383
CityCenter Holdings
  LLC/CityCenter
  Finance Corp. 144A
  7.625%, 1/15/16(4)                               1,218              1,264
Dana Holding Corp.
  6.500%, 2/15/19                                    855                855
DigitalGlobe, Inc.
  10.500%, 5/1/14                                    700                797
Hyatt Hotels Corp. 144A
  5.750%, 8/15/15(4)                                 900                932
Hyundai Capital America 144A
  3.750%, 4/6/16(4)                                  500                493
International Game Technology
  7.500%, 6/15/19                                  1,115              1,266
Isle of Capri Casinos, Inc.
  7.000%, 3/1/14                                   2,750              2,743
Korea Expressway Corp. 144A
  4.500%, 3/23/15(4)                               2,670              2,770
Landry's Restaurants, Inc.
  11.625%, 12/1/15                                 2,851              3,086
Libbey Glass, Inc.
  10.000%, 2/15/15                                   337                369
McJunkin Red Man Corp. 144A
  9.500%, 12/15/16(4)                              2,590              2,635
MGM Resorts International, Inc.
  10.375%, 5/15/14                                   160                184
  144A
  10.000%, 11/1/16(4)                              3,065              3,234
Mobile Mini, Inc.
  6.875%, 5/1/15                                     540                559

                       See Notes to Financial Statements

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)


($ reported in thousands)


                                              PAR VALUE              VALUE
                                              ---------             -------
CONSUMER DISCRETIONARY-CONTINUED
Nissan Motor Acceptance
  Corp. 144A
  4.500%, 1/30/15(4)                          $   8,620             $ 9,010
Ono Finance II plc 144A
  10.875%, 7/15/19(4)                             1,035               1,113
Penn National Gaming,
  Inc.
  8.750%, 8/15/19                                   800                 887
QVC, Inc.
  144A
  7.125%, 4/15/17(4)                              4,550               4,800
  144A
  7.500%, 10/1/19(4)                              2,710               2,859
Royal Caribbean Cruises Ltd.
  7.000%, 6/15/13                                 4,550               4,868
Scientific Games
  International, Inc.
  9.250%, 6/15/19                                 1,570               1,731
Seminole Hard Rock
  Entertainment, Inc./
  Seminole Hard Rock
  International LLC 144A
  2.810%, 3/15/14(3)(4)                             767                 752
Starwood Hotels & Resort
  Worldwide, Inc.
  6.250%, 2/15/13                                 2,815               3,023
TRW Automotive, Inc. 144A
  8.875%, 12/1/17(4)                                780                 877
United Rentals North
  America, Inc.
  10.875%, 6/15/16                                1,772               2,056
Universal City Development
  Partners Ltd./Universal City
  Development Partners
  Finance, Inc.
  8.875%, 11/15/15                                  820                 897
Videotron Ltee
  6.375%, 12/15/15                                3,500               3,622
Wyndham Worldwide Corp.
  6.000%, 12/1/16                                 3,905               4,143
  5.750%, 2/1/18                                  1,660               1,722
Wynn Las Vegas LLC/Wynn
  Las Vegas Capital Corp.
  7.875%, 11/1/17                                 7,000               7,542
                                                                    -------
                                                                     89,414
                                                                    -------
CONSUMER STAPLES-0.8%
Altria Group, Inc.
  8.500%, 11/10/13                                2,775               3,236
BAT International
  Finance plc 144A
  9.500%, 11/15/18(4)                             1,410               1,865
Bumble Bee
  Acquisition Corp. 144A
  9.000%, 12/15/17(4)                               740                 773
Bunge Ltd. Finance Corp.
  5.100%, 7/15/15                                 6,000               6,260
Diversey, Inc.
  8.250%, 11/15/19                                  435                 469
Pilgrim's Pride Corp. 144A
  7.875%, 12/15/18 (4)                           10,500              10,238
Reynolds Group Issuer,
  Inc./Reynolds Group
  Issuer LLC/Reynolds
  Group Issuer 144A
  7.125%, 4/15/19(4)                                875                 901
Tyson Foods, Inc.
  10.500%, 3/1/14                                   940               1,133
Yankee Acquisition Corp.
  Series B,
  8.500%, 2/15/15                                 5,320               5,546
                                                                    -------
                                                                     30,421
                                                                    -------
ENERGY-4.3%
Afren plc 144A
  11.500%, 2/1/16(4)                              4,790               5,065
Alta Mesa Holdings
  LP/Alta Mesa Finance
  Services Corp. 144A
  9.625%, 10/15/18(4)                             8,150               8,313
Anadarko Petroleum Corp.
  6.375%, 9/15/17                                12,050              13,263
  8.700%, 3/15/19                                 2,925               3,583
Buckeye Partners LP
  6.050%, 1/15/18                                   854                 935
Carrizo Oil & Gas, Inc. 144A
  8.625%, 10/15/18(4)                             3,399               3,620
Cloud Peak Energy
  Resources LLC/Cloud
  Peak Energy Finance
  Corp.
  8.250%, 12/15/17                                2,920               3,197

                       See Notes to Financial Statements

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)


($ reported in thousands)

                                                  PAR VALUE            VALUE
                                                  ---------         ----------
ENERGY-CONTINUED
EV Energy Partners LP/EV
  Energy Finance Corp.
  144A
  8.000%, 4/15/19(4)                              $   250           $      255
Expro Finance Luxembourg
  SCA 144A
  8.500%, 12/15/16(4)                               3,395                3,378
Frontier Oil Corp.
  6.875%, 11/15/18                                  2,550                2,671
Gaz Capital SA 144A
  7.343%, 4/11/13(4)                                2,000                2,200
Gazprom International
  SA 144A
  7.201%, 2/1/20(4)                                 1,553                1,688
Gazprom OAO
  (Gaz Capital SA)
  144A
  6.212%, 11/22/16(4)                              10,405               11,362
  144A
  6.510%, 3/7/22(4)                                 3,235                3,437
Helix Energy Solutions
  Group, Inc. 144A
  9.500%, 1/15/16(4)                                  692                  734
Hilcorp Energy I LP/Hilcorp
  Finance Co. 144A
  7.750%, 11/1/15(4)                                7,675                7,982
Holly Corp.
  9.875%, 6/15/17                                   3,000                3,405
KazMunaiGaz Finance
  Sub BV 144A
  8.375%, 7/2/13(4)                                 3,900                4,324
Kinder Morgan Energy
  Partners LP
  6.850%, 2/15/20                                   2,545                2,916
Korea National Oil Corp.
  144A
  5.375%, 7/30/14(4)                                4,345                4,661
  144A
  2.875%, 11/9/15(4)                                5,000                4,841
Lukoil International Finance
  BV 144A
  6.375%, 11/5/14(4)                                4,900                5,347
NAK Naftogaz Ukraine
  9.500%, 9/30/14                                   2,900                3,205
OPTI Canada, Inc. 144A
  9.000%, 12/15/12(4)                               6,525                6,664
Petrobras International
  Finance Co.
  3.875%, 1/27/16                                   4,930                4,963
Petroplus Finance Ltd.
  144A
  6.750%, 5/1/14(4)                                 5,455                5,373
Pioneer Drilling Co.
  9.875%, 3/15/18                                   1,245                1,345
Pride International, Inc.
  8.500%, 6/15/19                                   4,065                5,020
Rowan Cos., Inc.
  5.000%, 9/1/17                                    6,195                6,410
SEACOR Holdings, Inc.
  7.375%, 10/1/19                                   2,200                2,340
Tesoro Corp.
  6.250%, 11/1/12                                   4,340                4,600
TNK-BP Finance SA
  RegS
  6.125%, 3/20/12(5)                                4,210                4,405
  144A
  7.500%, 3/13/13(4)                                1,750                1,923
  144A
  6.250%, 2/2/15(4)                                   500                  537
Transocean, Inc.
  4.950%, 11/15/15                                  3,955                4,180
Valero Energy Corp.
  4.500%, 2/1/15                                      800                  842
Venoco, Inc. 144A
  8.875%, 2/15/19 (4)                               5,675                5,682
Weatherford International Ltd.
  9.625%, 3/1/19                                    4,110                5,234
Western Refining, Inc.
  144A
  10.750%, 6/15/14(3)(4)                            3,285                3,564
  144A
  11.250%, 6/15/17(4)                               2,465                2,798
                                                                    ----------
                                                                       166,262
                                                                    ----------
FINANCIALS-17.5%
ABN Amro Bank NV 144A
  3.000%, 1/31/14(4)                                9,000                8,984
ADCB Finance Cayman
  Ltd. 144A
  4.750%, 10/8/14(4)                                5,290                5,396
AFLAC, Inc.
  8.500%, 5/15/19                                   1,059                1,280

                       See Notes to Financial Statements

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)


($ reported in thousands)

                                                      PAR VALUE    VALUE
                                                      ---------   -------
FINANCIALS-CONTINUED
Agile Property Holdings
  Ltd. 144A
  10.000%, 11/14/16(4)                                $1,660      $ 1,726
Akbank TAS 144A
  5.125%, 7/22/15(4)                                   4,000        4,035
Alfa Invest Ltd. 144A
  9.250%, 6/24/13(4)                                   4,940        5,409
Allstate Corp.
  6.125%, 5/15/67(3)                                   4,730        4,777
Ally Financial, Inc.
  4.500%, 2/11/14                                      2,625        2,632
  Series 8,
  6.750%, 12/1/14                                        552          584
American Express Credit Corp.
  5.875%, 5/2/13                                       4,805        5,188
  Series C,
  7.300%, 8/20/13                                      2,600        2,907
American General (Springleaf)
  Finance Corp.
  5.400%, 12/1/15                                      3,000        2,753
American Honda Finance
  Corp. 144A
  6.700%, 10/1/13(4)                                   4,850        5,412
AmSouth Bank N.A.
  4.850%, 4/1/13                                       7,275        7,402
AON Corp.
  3.500%, 9/30/15                                      1,980        1,987
Associated Banc Corp.
  5.125%, 3/28/16                                      4,590        4,607
Assurant, Inc.
  5.625%, 2/15/14                                      4,060        4,294
Avalonbay Communities, Inc.
  5.700%, 3/15/17                                      2,950        3,280
Banco Bilbao Vizcaya
  Argentaria Bancomer
  SA 144A
  4.500%, 3/10/16(4)                                   5,000        5,011
Banco de Credito del
  Per 144A
  4.750%, 3/16/16(4)                                  10,850       10,769
Banco Industrial e Comercial
  SA 144A
  5.250%, 10/25/15(4)                                  5,000        5,010
Banco Santander SA
  144A
  4.500%, 4/6/15(4)                                    7,000        7,120
  144A
  3.750%, 9/22/15(4)                                     800          798
  Unipersonal 144A
  3.781%, 10/7/15(4)                                   8,100        7,829
Banco Votorantim SA 144A
  5.250%, 2/11/16(4)                                   4,500        4,624
Bank of America Corp.
  5.420%, 3/15/17                                      3,700        3,777
Barclays Bank plc
  5.200%, 7/10/14                                      1,610        1,740
  144A
  6.050%, 12/4/17(4)                                   4,130        4,303
  144A
  7.375%(3)(4)(8)(9)                                   6,900        6,900
  144A
  5.926%(3)(4)(8)(9)                                   3,773        3,509
Bear Stearns Cos., Inc.
  LLC (The)
  7.250%, 2/1/18                                       4,365        5,086
BioMed Realty LP
  3.850%, 4/15/16                                      9,375        9,274
Brandywine Operating
  Partnership LP
  7.500%, 5/15/15                                      4,305        4,864
Capital One Financial Corp.
  6.150%, 9/1/16                                       4,300        4,709
Chubb Corp.
  6.375%, 3/29/67(3)                                   4,730        4,978
CIT Group, Inc.
  7.000%, 5/1/13                                       2,444        2,496
  7.000%, 5/1/14                                         459          469
  7.000%, 5/1/15                                         459          464
  7.000%, 5/1/16                                       3,290        3,302
Citigroup, Inc.
  5.000%, 9/15/14                                      3,200        3,341
  4.875%, 5/7/15                                      12,075       12,453
  5.500%, 2/15/17                                      3,635        3,776
CNA Financial Corp.
  5.850%, 12/15/14                                     7,575        8,167
Colonial Realty LP
  4.800%, 4/1/11                                       1,442        1,442
Comerica Bank
  5.700%, 6/1/14                                       1,900        2,068
  5.750%, 11/21/16                                     5,940        6,539

                       See Notes to Financial Statements

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

                                              PAR VALUE          VALUE
                                              ---------         -------
FINANCIALS-CONTINUED
Comerica, Inc.
  4.800%, 5/1/15                              $ 1,828           $ 1,919
Corporacion Andina
  de Fomento
  5.200%, 5/21/13                               1,000             1,066
Countrywide Financial Corp.
  6.250%, 5/15/16                              12,000            12,811
Credit Suisse
  6.000%, 2/15/18                               4,875             5,178
Deutsche Bank
  Financial LLC
  5.375%, 3/2/15                                2,933             3,123
Discover Bank
  8.700%, 11/18/19                              1,750             2,097
DuPont Fabros Technology LP
  8.500%, 12/15/17                              5,025             5,559
Equity One, Inc.
  6.250%, 12/15/14                              2,485             2,666
Export-Import Bank of Korea
  8.125%, 1/21/14                               1,480             1,697
  5.875%, 1/14/15                               4,625             5,065
  4.125%, 9/9/15                                4,000             4,105
Fidelity National Financial
  Services, Inc.
  6.600%, 5/15/17                               6,475             6,698
Fifth Third Bancorp
  6.250%, 5/1/13                                1,770             1,920
  4.750%, 2/1/15                                  750               787
  4.500%, 6/1/18                                6,745             6,566
First Horizon National Corp.
  4.500%, 5/15/13                               1,950             2,005
First Tennessee Bank N.A.
  5.050%, 1/15/15                               7,875             8,067
  5.650%, 4/1/16                                2,220             2,277
Ford Motor Credit Co., LLC
  9.875%, 8/10/11                               3,480             3,579
  3.053%, 1/13/12(3)                            2,000             2,020
  8.000%, 6/1/14                                4,865             5,415
  8.700%, 10/1/14                                 735               835
  6.625%, 8/15/17                               2,335             2,495
General Electric Capital Corp.
  3.750%, 11/14/14                              3,940             4,105
  0.691%, 5/5/26(3)                             8,000             6,918
Genworth Financial, Inc.
  5.750%, 6/15/14                               6,890             7,098
  6.515%, 5/22/18                               3,275             3,240
Glen Meadow Pass-Through
  Trust 144A
  6.505%, 2/12/67(3)(4)                        10,345             9,207
Goldman Sachs Group,
  Inc. (The)
  5.350%, 1/15/16                               3,225             3,442
  5.625%, 1/15/17                               2,800             2,951
  7.500%, 2/15/19                               2,451             2,847
Hana Bank 144A
  4.500%, 10/30/15(4)                           6,000             6,179
HBOS plc 144A
  6.750%, 5/21/18(4)                              685               670
HCP, Inc.
  3.750%, 2/1/16                                8,000             8,040
Health Care REIT, Inc.
  4.700%, 9/15/17                               8,565             8,590
Healthcare Realty Trust, Inc.
  6.500%, 1/17/17                               3,000             3,306
Host Hotels & Resorts LP
  9.000%, 5/15/17                                 875               991
Huntington Bancshares, Inc.
  7.000%, 12/15/20                              1,025             1,132
Huntington National
  Bank (The)
  4.900%, 1/15/14                               1,400             1,405
Hyundai Capital Services,
  Inc. 144A
  6.000%, 5/5/15(4)                             4,975             5,340
  144A
  4.375%, 7/27/16(4)                            1,500             1,508
ICICI Bank Ltd. 144A
  5.500%, 3/25/15(4)                            3,000             3,128
ING Bank NV 144A
  4.000%, 3/15/16(4)                            9,000             8,987
International Lease Finance
  Corp.
  5.300%, 5/1/12                                5,375             5,496
  5.650%, 6/1/14                                5,820             5,878
IPIC GMTN Ltd. 144A
  3.125%, 11/15/15(4)                           2,000             1,950
JPMorgan Chase & Co.
  6.125%, 6/27/17                               3,550             3,863
Kazkommerts Bank
  International BV RegS
  8.000%, 11/3/15(5)                            1,000             1,028

                       See Notes to Financial Statements

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)


($ reported in thousands)

                                                PAR VALUE            VALUE
                                                ---------          ---------
FINANCIAL-CONTINUED
KeyBank NA
 5.700%, 8/15/12                                $  1,800           $  1,903
 5.800%, 7/1/14                                    1,450              1,584
 4.950%, 9/15/15                                   1,295              1,361
 7.413%, 10/15/27                                  3,000              3,398
KeyCorp
 6.500%, 5/14/13                                   2,925              3,188
Kimco Realty Corp.
 4.820%, 8/15/11                                   1,945              1,968
Kookmin Bank 144A
 7.250%, 5/14/14 (4)                               5,700              6,431
Korea Development Bank
 5.300%, 1/17/13                                   1,113              1,175
 4.375%, 8/10/15                                   2,525              2,621
Lincoln National Corp.
 8.750%, 7/1/19                                    2,340              2,963
 6.050%, 4/20/67(3)                                2,885              2,697
Lloyds TSB Bank plc 144A
 4.375%, 1/12/15(4)                                2,900              2,954
 4.875%, 1/21/16                                   9,000              9,280
Manufacturers & Traders Trust Co.
 1.805%, 4/1/13(3)                                 3,175              3,172
 5.629%, 12/1/21(3)                                5,000              4,837
Marshall & Ilsley Bank
 5.000%, 1/17/17                                   3,500              3,619
Mercantile Bankshares Corp. Series B,
 4.625%, 4/15/13                                   4,708              4,977
MetLife, Inc.
 6.750%, 6/1/16                                      910              1,052
Metropolitan Life Global Funding I 144A
 5.125%, 6/10/14(4)                                1,160              1,257
Morgan Stanley
 6.000%, 5/13/14                                   1,970              2,143
 5.750%, 10/18/16                                  3,455              3,699
 144A
 10.090%, 5/3/17(4)                               10,525(BRL)         6,157
Nationwide Health Properties, Inc.
 6.250%, 2/1/13                                    4,825              5,155
Nordea Bank AB 144A
 2.125%, 1/14/14(4)                                5,000              4,988
OJSC AK Transneft
(TransCapitalInvest Ltd.) 144A
 5.670%, 3/5/14(4)                                 5,715              6,103
PNC Funding Corp.
 5.625%, 2/1/17                                    3,130              3,395
Principal Financial Group, Inc.
 7.875%, 5/15/14                                   2,595              2,998
ProLogis
 7.625%, 8/15/14                                   5,275              6,035
 6.625%, 5/15/18                                   1,110              1,202
Prudential Financial, Inc.
 4.750%, 9/17/15                                   4,770              5,079
 8.875%, 6/15/68(3)                                4,200              4,956
Regions Financial Corp.
 7.750%, 11/10/14                                  2,525              2,727
 5.750%, 6/15/15                                   2,535              2,583
Royal Bank of Scotland
Group plc (The)
 6.400%, 10/21/19                                  3,130              3,222
Royal Bank of Scotland
plc (The)
 3.400%, 8/23/13                                   7,000              7,160
 4.875%, 3/16/15                                   3,230              3,357
 3.950%, 9/21/15                                   3,860              3,863
Russian Agricultural Bank
OJSC (RSHB Capital SA)
 144A 9.000%, 6/11/14(4)                             780                896
 144A 6.299%, 5/15/17(4)                           2,905              3,043
Senior Housing Properties Trust
 4.300%, 1/15/16                                   6,875              6,825
Simon Property Group LP
 4.200%, 2/1/15                                      700                736
SLM Corp.
 6.250%, 1/25/16                                  17,900             18,661
Societe Generale
 144A
 3.100%, 9/14/15(4)                                2,900              2,855
 144A
 3.500%, 1/15/16(4)                                6,895              6,805
 144A
 5.922%(3)(4)(8)(10)                               6,800              6,426
Sovereign Bank
 5.125%, 3/15/13                                   7,000              7,217
State Street Corp.
 4.956%(8)(9)                                      5,000              5,152
SunTrust Banks, Inc.
 6.000%, 9/11/17                                   4,925              5,422
Unum Group
 7.125%, 9/30/16                                   6,620              7,463

                       See Notes to Financial Statements

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)


($ reported in thousands)

                                                    PAR VALUE         VALUE
                                                    ----------       --------
FINANCIALS-CONTINUED
Vnesheconombank
 (VEB Finance Ltd.)
 144A
 5.450%,11/22/17(4)(14)                             $   1,500        $   1,523
 144A
 6.902%, 7/9/20(4)                                      7,345            7,905
VTB Capital SA 144A
 6.465%, 3/4/15(4)                                      6,000            6,427
Wachovia Bank NA
 5.000%, 8/15/15                                        2,600            2,773
Wachovia Corp.
 5.250%, 8/1/14                                         5,000            5,347
WEA Finance LLC/WT
Finance Australia 144A
 5.750%, 9/2/15(4)                                      5,425            5,952
Webster Financial Corp.
 5.125%, 4/15/14                                        2,500            2,425
Westpac Banking Corp.
 4.200%, 2/27/15                                        4,920            5,148
Willis Group Holdings plc
 4.125%, 3/15/16                                        6,000            5,969
Woori Bank
 144A 7.000%, 2/2/15(4)                                 4,000            4,469
 144A 4.750%, 1/20/16(4)                                4,725            4,871
XL Capital Ltd.
 5.250%, 9/15/14                                        4,335            4,567
Yapi Ve Kredi Bankasi
 (Unicredit Luxembourg SA)
 144A
 5.188%, 10/13/15(4)(14)                                2,000            2,002
Zions Bancorp
 5.650%, 5/15/14                                        1,775            1,811
 7.750%, 9/23/14                                        1,880            2,042
                                                                      --------
                                                                       672,711
                                                                      --------
HEALTH CARE-0.9%
CareFusion Corp.
 5.125%, 8/1/14                                         2,940            3,160
Giant Funding Corp. 144A
 8.250%, 2/1/18(4)                                        250              258
Life Technologies Corp.
 3.500%, 1/15/16                                        3,000            2,991
Medco Health Solutions, Inc.
 7.250%, 8/15/13                                        1,000            1,120
Mylan, Inc. 144A
 6.000%, 11/15/18(4)                                    6,900            6,934
Patheon, Inc. 144A
 8.625%, 4/15/17(4)                                       720              741
Rotech Healthcare, Inc. 144A
 10.500%, 3/15/18(4)                                    3,700            3,682
Select Medical Corp.
 7.625%, 2/1/15                                         4,270            4,366
U.S. Oncology, Inc. Escrow
 0.000%, 2/16/49(2)(13)                                 1,263                0
Valeant Pharmaceuticals
 International, Inc.
 144A
 6.500%, 7/15/16(4)                                     6,900            6,848
Vanguard Health Holding
 Co. II LLC/Vanguard
Holding Co. II, Inc. 144A
 7.750%, 2/1/19(4)                                      3,212            3,268
                                                                      --------
                                                                        33,368
                                                                      --------

INDUSTRIALS-3.8%
Acquisition Co. 144A
 10.000%, 6/1/17(4)                                     1,550            1,717
ADS Tactical, Inc. 144A
 11.000%, 4/1/18(4)                                     5,200            5,346
America West Airlines
 98-1A,
 6.870%, 7/2/18                                         2,715            2,701
 99-1G,
 7.930%, 1/2/19                                        10,794           11,172
 00-1G,
 8.057%, 7/2/20                                         8,299            8,672
AWAS Aviation Capital Ltd.
 144A
 7.000%, 10/15/16(4)                                   10,750           10,804
Continental Airlines, Inc.
 6.900%, 7/2/19                                         5,523            5,868
Continental Airlines, Inc.
 Pass-Through Trust 98-1A,
 6.648%, 3/15/19                                        4,036            4,248
Delta Air Lines
 Pass-Through Trust
 11-1, A
 5.300%, 4/15/19                                        6,675            6,675
 10-2A, 2A
 4.950%, 5/23/19                                       15,500           15,500
Deluxe Corp. 144A
 7.000%, 3/15/19(4)                                     4,970            4,970

                       See Notes to Financial Statements

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

                                          PAR VALUE        VALUE
                                         -----------     ---------
INDUSTRIALS-CONTINUED
GATX Corp.
   4.750%, 5/15/15                        $ 4,940       $    5,157
General Cable Corp.
   2.680%, 4/1/15(3)                        3,375            3,333
Griffon Corp. 144A
   7.125%, 4/1/18(4)                        6,900            7,055
Hutchison Whampoa
   International Ltd. 144A
   4.625%, 9/11/15(4)                       3,900            4,139
Kratos Defense & Security
   Solutions, Inc.
   10.000%, 6/1/17                          7,020            7,775
Marquette Transportation
   Co./Marquette
   Transportation Finance
   Corp. 144A
   10.875%, 1/15/17(4)                        750              786
Northwest Airlines 01-1
   Class B
   Pass-Through Trust
   7.691%, 10/1/18                          5,547            5,602
Owens Corning, Inc.
   6.500%, 12/1/16                          3,150            3,430
Ryder System, Inc.
   3.600%, 3/1/16                           3,120            3,152
Smiths Group plc 144A
   7.200%, 5/15/19(4)                       1,700            1,892
Steelcase, Inc.
   6.500%, 8/15/11                          2,825            2,876
Toledo Edison Co. (The)
   7.250%, 5/1/20                           1,360            1,608
Transnet Ltd. 144A
   4.500%, 2/10/16(4)                       9,000            9,188
U.S. Airways 99-1A
   Pass-Through Trust
   8.360%, 7/20/20                          1,062            1,115
UAL 07-1
   Pass-Through Trust
   6.636%, 1/2/24                          12,104           12,225
                                                         ---------
                                                           147,006
                                                         ---------
INFORMATION TECHNOLOGY-1.4%
Agilent Technologies, Inc.
   5.500%, 9/14/15                          2,185            2,376
CDW LLC/CDW Finance Corp.
   PIK Interest Capitalization
   11.500%, 10/12/15(3)                     4,785            5,192
CommScope, Inc. 144A
   8.250%, 1/15/19(4)                       7,135            7,492
Crown Castle Holdings
   GS V LLC/Crown Castle
   GS III Corp. 144A
   7.750%, 5/1/17(4)                        4,375            4,769
eAccess Ltd. 144A
   8.250%, 4/1/18(4)                        1,635            1,669
Intuit, Inc.
   5.750%, 3/15/17                          1,334            1,461
Jabil Circuit, Inc.
   7.750%, 7/15/16                          2,952            3,365
National Semiconductor Corp.
   6.600%, 6/15/17                          3,330            3,664
Seagate HDD Cayman 144A
   7.750%, 12/15/18(4)                      6,700            6,968
Sorenson Communications,
   Inc. 144A
   10.500%, 2/1/15(4)                       3,400            2,550
Spansion LLC 144A
   7.875%, 11/15/17(4)                      2,955            3,021
STATS ChipPAC Ltd. 144A
   7.500%, 8/12/15(4)                         875              958
SunGard Data Systems, Inc.
   144A
   7.375%, 11/15/18(4)                      1,650            1,695
Xerox Corp.
   5.650%, 5/15/13                          4,345            4,680
   4.250%, 2/15/15                          4,000            4,211
                                                           -------
                                                            54,071
                                                           -------
MATERIALS-2.8%
Allegheny Technologies, Inc.
   9.375%, 6/1/19                           7,245            9,179
Anglo American Capital plc
   144A
   9.375%, 4/8/19(4)                        1,950            2,598
ArcelorMittal
   5.375%, 6/1/13                           4,825            5,131
   9.000%, 2/15/15                          2,560            3,064
Bemis Co., Inc.
   5.650%, 8/1/14                             980            1,066
Berry Plastics Corp.
   9.500%, 5/15/18                          1,480            1,480

                       See Notes to Financial Statements

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

                                          PAR VALUE       VALUE
                                         -----------     --------
MATERIALS-CONTINUED
Catalyst Paper Corp.
   7.375%, 3/1/14                           $1,055       $  815
   144A
   11.000%, 12/15/16(4)                      3,520        3,555
Cemex Finance LLC 144A
   9.500%, 12/14/16(4)                       1,430        1,548
Cemex SAB de CV 144A
   5.301%, 9/30/15(3)(4)                     3,100        3,084
Commercial Metals Co.
   7.350%, 8/15/18                           7,760        8,090
CRH America, Inc.
   4.125%, 1/15/16                           4,000        4,004
   8.125%, 7/15/18                           4,770        5,614
Domtar Corp.
   7.125%, 8/15/15                             547          602
Dow Chemical Co. (The)
   7.600%, 5/15/14                           2,950        3,409
   5.900%, 2/15/15                           3,950        4,378
Georgia-Pacific LLC
   7.700%, 6/15/15                           4,820        5,483
   144A
   7.125%, 1/15/17(4)                        3,525        3,759
Gerdau Holdings, Inc. 144A
   7.000%, 1/20/20(4)                        1,950        2,160
Ineos Finance plc 144A
   9.000%, 5/15/15(4)                        4,200        4,604
International Paper Co.
   9.375%, 5/15/19                           5,330        6,861
JMC Steel Group, Inc. 144A
   8.250%, 3/15/18(4)                        2,610        2,682
Metinvest BV 144A
   8.750%, 2/14/18(4)                        1,500        1,553
Omnova Solutions, Inc. 144A
   7.875%, 11/1/18(4)                          250          254
Oxea Finance/Cy SCA 144A
   9.500%, 7/15/17(4)                        1,645        1,801
Sappi Pappier Holding AG
   144A
   6.750%, 6/15/12(4)                        3,000        3,122
Severstal OAO Via Steel
   Capital SA 144A
   6.700%, 10/25/17(4)(14)                   1,775        1,819
Solo Cup Co./Solo Cup
   Operating Corp.
   10.500%, 11/1/13                          3,279        3,443
Steel Dynamics, Inc.
   7.375%, 11/1/12                           1,528        1,635
USG Corp. 144A
   9.750%, 8/1/14(4)                           701          771
Vedanta Resources plc 144A
   8.750%, 1/15/14(4)                        3,400        3,642
Verso Paper Holdings
   LLC/Verso Paper, Inc.
   11.500%, 7/1/14                           3,285        3,605
   Series B,
   4.054%, 8/1/14(3)                         2,570        2,544
   144A
   8.750%, 2/1/19(4)                           225          235
                                                     ----------
                                                        107,590
                                                     ----------
TELECOMMUNICATION SERVICES-1.7%
Axtel SAB de C.V. 144A
   9.000%, 9/22/19(4)                          750          724
Cincinnati Bell, Inc.
   8.250%, 10/15/17                          3,760        3,807
Clearwire Communications
   LLC/Clearwire Finance,
   Inc. 144A
   12.000%, 12/1/15(4)                       1,395        1,514
   12.000%, 12/1/15(4)                       2,000        2,170
Crown Castle Towers LLC
   144A
   4.523%, 1/15/35(4)                        4,925        5,101
   144A
   3.214%, 8/15/35(4)                        4,950        4,936
   144A
   5.495%, 1/15/37(4)                        5,915        6,260
Embarq Corp.
   6.738%, 6/1/13                            2,385        2,588
Nextel Communications, Inc.
   Series E
   6.875%, 10/31/13                          5,590        5,660
   Series D
   7.375%, 8/1/15                            2,095        2,113
OJSC Vimpel Communications
   (VIP Finance Ireland Ltd.)
   144A
   8.375%, 4/30/13(4)                        1,400        1,534
   144A
   6.493%, 2/2/16(4)                         1,300        1,352

                       See Notes to Financial Statements

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

                                                       PAR VALUE          VALUE
                                                      ----------       ---------
TELECOMMUNICATION SERVICES-CONTINUED
SBA Tower Trust 144A
4.254%, 4/15/40(4)                                       $8,660        $   9,024
Telecom Italia Capital SA
   6.175%, 6/18/14                                        4,900            5,261
Telefonica Emisiones SAU
   3.992%, 2/16/16                                        8,000            8,039
Wind Acquisition Escrow 144A
   0.000%, 7/15/17(4)                                     2,450                0
Wind Acquisition Finance S.A.
   144A
   11.750%, 7/15/17(4)(13)                                2,450            2,830
Windstream Corp.
   7.875%, 11/1/17                                        2,000            2,155
                                                                       ---------
                                                                          65,068
                                                                       ---------
UTILITIES-0.6%
Allegheny Energy Supply Co.
   LLC 144A
   8.250%, 4/15/12(4)                                     1,860            1,972
Enel Finance International NV
   144A
   3.875%, 10/7/14(4)                                     2,000            2,067
Israel Electric Corp., Ltd. 144A
   7.250%, 1/15/19(4)                                     2,285            2,428
Korea Electric Power Corp.
   144A
   5.500%, 7/21/14(4)                                     3,420            3,691
Korea Gas Corp. 144A
   6.000%, 7/15/14(4)                                     2,000            2,182
Korea Hydro & Nuclear
   Power Co., Ltd. 144A
   3.125%, 9/16/15(4)                                     1,000              973
Midwest Generation LLC
   Series B
   8.560%, 1/2/16                                         1,205            1,229
NRG Energy, Inc. 144A
   7.625%, 1/15/18(4)                                     1,485            1,543
ONEOK Partners LP
   5.900%, 4/1/12                                           980            1,026
Sempra Energy
   6.500%, 6/1/16                                         1,760            2,009
TransAlta Corp.
   4.750%, 1/15/15                                        2,220
                                                                           2,359
                                                                        --------
                                                                          21,479
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS AND NOTES
(IDENTIFIED COST $1,308,256)                                           1,387,390
--------------------------------------------------------------------------------
CREDIT LINKED NOTES-0.2%
Helios Finance LP
   07-S1, B2 144A
   2.604%, 10/20/14(3)(4)                                 9,337            9,233
--------------------------------------------------------------------------------
TOTAL CREDIT LINKED NOTES
(IDENTIFIED COST $9,043)                                                   9,233
--------------------------------------------------------------------------------
LOAN AGREEMENTS-10.7%

CONSUMER DISCRETIONARY-3.0%
Advantage Sales & Marketing, Inc.
   5.250%, 12/17/17                                         723              726
AMF Bowling Worldwide, Inc.
   Tranche B,
   2.750%, 6/7/13                                         2,048            1,840
Brickman Group Holdings,
   Inc. Tranche B,
   7.250%, 10/14/16                                       3,007            3,072
Building Materials
   Holdings Corp.
   3.000%, 1/5/15(6)                                      1,289            1,147
Burger King Holdings,
   Inc. Tranche B
   4.500%, 10/19/16                                       1,646            1,646
Caesars Entertainment
   Operating Co., Inc.
   Tranche B-2,
   3.300%, 1/28/15                                        1,577            1,469
   Tranche B-4,
   9.500%, 10/31/16                                       2,143            2,263
Cedar Fair LP Tranche 1,
   4.000%, 12/15/17                                       1,596            1,607
Cengage Learning
   Acquisitions, Inc.
   2.500%, 7/3/14                                         6,995            6,715
Charter Communications
   Operating LLC
   Tranche B-1,
   2.250%, 3/6/14                                           213              213
   Tranche C,
   3.560%, 9/6/16                                         4,257            4,267
CityCenter Holdings LLC
   0.000%, 1/21/15                                          660              669
CSC Holdings, LLC
   Tranche B-2,
   2.060%, 3/29/16                                           10               10
DineEquity, Inc. Tranche B-1
   4.250%, 10/19/17                                       3,691            3,724

                       See Notes to Financial Statements

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)



($ reported in thousands)

                                      PAR VALUE             VALUE
                                     -----------           --------
CONSUMER DISCRETIONARY-CONTINUED
Dunkin Brands, Inc.
 Tranche B-1
 4.250%, 11/23/17                      $     3,978          $ 4,007
Filmyard Holdings LLC
 (Miramax)
  7.750%, 6/22/16                            1,107            1,126
Focus Brands, Inc.
 5.750%, 11/5/16                             1,553            1,566
Ford Motor Co. Tranche B-1,
 3.010%, 12/15/13                            3,440            3,443
Gateway Casinos &
Entertainment Ltd.
Tranche B,
 7.000%, 11/2/15                         2,460(CAD)           2,557
Getty Images, Inc.
 5.250%, 11/7/16                             2,667            2,691
Gymboree Corp.
 5.000%, 2/23/18                             2,819            2,822
Intelsat Jackson Holding Ltd.
 3.300%, 2/1/14                              2,335            2,296
Tranche B,
 5.250%, 4/2/18                              4,000            4,034
inVentiv Health, Inc.
Tranche B,
 4.750%, 8/4/16                              3,150            3,165
Landry's Restaurants, Inc.
 6.625%, 12/1/14                             2,617            2,635
Las Vegas Sands LLC
Tranche B,
 3.000%, 11/23/16                            1,752            1,714
Tranche DD-I,
 3.000%, 11/23/16                              354              346
Leslie's Poolmart, Inc.
Tranche B
 4.500%, 11/21/16                            3,367            3,384
Mediacom Illinois LLC
Tranche D,
 5.500%, 3/31/17                             4,705            4,713
MGM Mirage Tranche E,
 7.000%, 2/21/14                             1,500            1,478
Neiman Marcus Group,
Inc. (The) Tranche B-2,
 4.310%, 4/6/16                              8,102            8,128
Nielsen Finance LLC
Tranche A,
 2.260%, 8/9/13                              1,969            1,961
Tranche B,
 4.010%, 5/1/16                              3,324            3,331
Ozburn-Hessey Holding
Co., LLC
 7.500%, 4/8/16                              1,362            1,376
Pilot Travel Centers LLC
 0.000%, 3/30/18                             3,285            3,307
Radio One, Inc.
 0.000%, 3/7/16                              1,938            1,966
Revel Entertainment Group
LLC Tranche B
 9.000%, 2/17/17                             2,470            2,407
Sinclair Television Group, Inc.
Tranche B
 4.000%, 10/28/16                            1,036            1,039
Sports Authority, Inc. (The)
Tranche B,
 7.500%, 11/16/17                            2,294            2,278
Toys "R" Us, Inc.
 6.000%, 9/1/16                              4,408            4,441
UCI International, Inc.
 5.500%, 7/26/17                               723              730
Universal City Development
Partners Ltd.
 5.500%, 11/6/14                               662              667
Visant Corp. Tranche B
 5.250%, 12/22/16                            9,590            9,585
VWR Funding, Inc.
 2.750%, 6/30/14                             3,245            3,192
                                                           --------
                                                            115,753
                                                           --------

CONSUMER STAPLES-0.6%
Del Monte Foods Co.
 4.500%, 3/8/18                              1,625           1,630
Green Mountain Coffee
Roasters, Inc. Tranche B,
 5.500%, 12/16/16                            6,733           6,796
Michael Foods, Inc.
Tranche B
 4.250%, 2/25/18                             3,400           3,425
Revlon Consumer Products
Corp.
 6.000%, 3/11/15                             5,955           5,984
Reynolds Group Holdings Ltd.
 4.250%, 2/9/18                              7,100           7,143
                                                          --------
                                                            24,978
                                                          --------



                      See Notes to Financial Statements

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)


($ reported in thousands)

                                            PAR VALUE     VALUE
                                           -----------   --------
ENERGY-0.1%
CITGO Petroleum Corp.
 Tranche C,
 9.000%, 6/24/17                           $    2,206    $  2,323
                                                         --------

FINANCIALS-1.0%
 Agile Property Holdings Ltd.
 3.000%, 1/25/13                                3,750       3,525
American General (Springleaf)
 Financial Services
 7.250%, 4/21/15                                5,525       5,541
Asurion, LLC Tranche B-2,
 6.750%, 3/31/15                                3,217       3,261
CIT Group, Inc.
 Tranche 3,
 6.250%, 8/11/15                                  580         590
Delos Aircraft, Inc.
 Tranche 2,
 7.000%, 3/17/16                                  243         247
Fifth Third Processing
 Solutions LLC Tranche B,
 5.500%, 11/3/16                                1,756       1,766
Fortress Invest Group LLC (FIG)
 5.750%, 10/7/15                                3,251       3,290
Green Tree Credit
 Solutions LLC
 8.000%, 12/18/15                               1,389       1,398
International Lease Finance
 Corp. (Delos Aircraft, Inc.)
 Tranche 1,
 6.750%, 3/17/15                                  332         334
iStar Financial, Inc.
 Tranche A-1
 5.000%, 6/28/13                                4,400       4,365
 Tranche A-2
 7.000%, 6/30/14                                3,724       3,726
Nuveen Investments, Inc.
 5.810%, 11/13/14                               1,245       1,198
 3.310%, 5/13/17                                1,455       1,461
Pinafore LLC (Tomkins, LLC)
 Tranche B-1,
 4.250%, 9/29/16                                  837         841
Pinnacle Foods Finance LLC
 2.760%, 4/2/14                                 2,402       2,396
TransUnion LLC
 4.750%, 2/10/18                                2,889       2,906
                                                         --------
                                                           36,845
                                                         --------

HEALTH CARE-0.8%
Axcan Intermediate
 Holdings, Inc.
 5.500%, 2/10/17                                 3,117      3,113
Butler Animal Health
 Supply LLC
 5.500%, 12/31/15                                1,234      1,238
HCA, Inc.
 Tranche B-1,
 2.560%, 11/18/13                                  537        535
Tranche B-2,
 3.560%, 3/31/17                                 1,287      1,287
HCR Manorcare LLC
 0.000%, 2/28/18                                   667        658
Health Management
 Associates, Inc. Tranche B,
 2.060%, 2/28/14                                 1,127      1,117
Houghton International, Inc.
 Tranche B-1
 6.750%, 1/29/16                                 3,385      3,417
MultiPlan, Inc. Tranche B-1
 4.750%, 8/26/17                                 2,885      2,895
NBTY, Inc. Tranche B-1
 4.250%, 10/1/17                                 2,703      2,712
Onex Carestream Health,
 Finance LLP
 5.000%, 2/25/17                                 2,075      2,040
RehabCare Group, Inc.
 Tranche B,
 6.000%, 11/24/15                                3,906      3,913
Select Medical Corp.
 Tranche B-1,
 5.030%, 8/22/14                                 1,471      1,475
Universal Health Services, Inc.
 Tranche B
 4.000%, 11/15/16                                3,815      3,840
Vanguard Health Holding
 Co., LLC
 5.000%, 1/29/16                                 2,069      2,079
Viking Acquisition, Inc.
 6.000%, 11/5/16                                   748        746
                                                          -------
                                                           31,065
                                                          -------





                       See Notes to Financial Statements

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)




($ reported in thousands)

                                        PAR VALUE        VALUE
                                       -----------     ----------
INDUSTRIALS-1.0%
Advanced Disposal Services,
  Inc. Tranche B,
  6.000%, 1/14/15                        $  494         $     495
Altegrity, Inc.
  (U.S. Investigations
  Services, Inc.)
  3.060%, 2/21/15                         1,458             1,445
Brock Holdings Ill, Inc.
  6.000%, 3/16/17                         1,595             1,600
Bucyrus International, Inc.
  Tranche C,
  4.250%, 2/19/16                         2,819             2,827
Ceridian Corp.
  3.250%, 11/9/14                         6,575             6,420
Goodman Global, Inc.
  5.750%, 10/28/16                        2,718             2,734
Harland Clarke Holdings
  Corp. Tranche B,
  2.786%, 6/30/14                         8,435             8,050
Holdings Gaming Borrower
  LP Tranche B-1,
  12.000%, 6/30/15                        1,428             1,499
Protection One, Inc.
  6.000%, 6/4/16                          2,847             2,849
ServiceMaster Co. (The)
  Tranche DD,
  2.750%, 7/24/14                           784               770

  2.777%, 7/24/14                         7,870             7,738
Swift Transportation Co.,
  Inc. (The)
  6.000%, 12/21/16                        1,769             1,782
                                                       ----------

                                                           38,209
                                                       ----------

INFORMATION TECHNOLOGY-2.2%
Attachmate Corp.
  0.000%, 2/3/17                          6,800             6,763
Avaya, Inc.
  Tranche B-1
  3.060%, 10/24/14                        5,547             5,381
Tranche B-3
  4.810%, 10/26/17                        3,108             3,034
BOC Edwards
  0.000%, 5/31/16                         3,500             3,493
CCC Information Services
  5.500%, 11/11/15                          425               427
CDW LLC
  4.010%, 10/10/14                        1,704             1,701
  4.500%, 7/15/17                         6,105             6,096

CommScope, Inc.
  5.000%, 1/14/18                        $1,720             1,736
DynCorp International LLC
  6.250%, 7/7/16                          4,058             4,088
Fidelity National Information
  Services, Inc. Tranche B,
  5.250%, 7/18/16                         1,214             1,224
First Data Corp.
  Tranche B-3,
  3.000%, 9/24/14                         6,526             6,265
  Tranche B-2,
  3.000%, 9/24/14                           466               447
  Tranche B-1,
  3.000%, 9/24/14                         1,873             1,798
Freescale Semiconductor, Inc.
  4.510%, 12/1/16                         7,294             7,265
Infor Enterprise Solutions
  Holdings, Inc.
  6.000%, 7/28/15                         4,541             4,508
Tranche DD
  6.000%, 7/28/15                         2,369             2,352
Instant Web, Inc.
  3.630%, 8/7/14                          3,034             2,601
Tranche DD
  3.630%, 8/7/14                            316               271
Interactive Data Corp.
  Tranche B
  4.750%, 2/11/18                         5,510             5,527
MedAssets, Inc.
  5.250%, 11/16/16                        1,247             1,256
MSCI, Inc. Tranche B-1
  3.750%, 3/14/17                           726               730
NDS Finance Ltd. Tranche B
  4.000%, 3/10/18                         1,275             1,274
NuSil Technology LLC
  Tranche B,
  6.250%, 2/18/15                         2,175             2,178
Reynolds & Reynolds
  Co. (The)
  5.250%, 4/21/17                         1,193             1,195
Scitor Corp.
  5.000%, 2/15/17                           798               804
Spansion LLC
  6.250%, 2/9/15                          3,705             3,741
Springboard Finance LLC
  7.000%, 2/23/15                         3,738             3,755



                       See Notes to Financial Statements

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)




($ reported in thousands)

                                            PAR VALUE         VALUE
                                            ---------        ---------
INFORMATION TECHNOLOGY-CONTINUED
SSI Investments II Ltd.
 6.500%, 5/26/17                              $3,037         $   3,081
Transaction Network
Services, Inc.
 6.000%, 11/18/15                              2,529
                                                                 2,540
                                                             ---------
                                                                85,531
                                                             ---------
MATERIALS-1.1%
Anchor Glass Container Corp.
 6.000%, 3/2/16                                3,556             3,596
 10.000%, 9/2/16                               3,975             4,071
Baker (J.T.) Holdings, Inc.
 (Avantor)
 6.250%, 10/7/16                               1,270             1,282
Berry Plastics Group, Inc.
 Tranche C,
 2.310%, 4/3/15                                3,625             3,486
Building Materials Holding
 Corp. of America
 3.000%, 2/22/14(6)                              392               393
CPG International, Inc.
 Tranche B
 6.000%, 2/18/17                               2,418             2,425
Diversey, Inc. Tranche B
 4.000%, 11/24/15                                599               603
General Chemical Corp.
 Tranche B
 5.000%, 10/6/15                               5,689             5,714
Huntsman International LLC
 Tranche B,
 1.800%, 4/19/14                                 565               557
Extended Tranche B
 2.775%, 4/19/17                               1,541             1,532
Ineos Holdings Ltd.
 Tranche B-2,
 7.500%, 12/16/13                              1,163             1,203
 Tranche C-2,
 8.000%, 12/16/14                              1,330             1,382
JMC Steel Group
 4.750%, 4/1/17                                  640               643
Momentive Performance
 Materials Tranche B-1B
 3.750%, 5/5/15                                3,959             3,927
Nalco Co. Tranche B-1,
 4.500%, 10/5/17                               1,217             1,229
New Sunward Holding BV
 Tranche B,
 4.810%, 2/14/14                               3,069             2,885
Novelis, Inc. Tranche B
4.000%, 3/10/17                                2,419             2,428
Smurfit-Stone Container
Enterprise
6.750%, 7/15/16                                1,582             1,588
Solutia, Inc. Tranche 1,
3.500%, 8/1/17                                 1,634             1,646
Styron S.A.R.L.
6.000%, 8/2/17                                 2,411             2,430
                                                            ----------
                                                                43,020
                                                            ----------

TELECOMMUNICATION SERVICES-0.6%
Level 3 Communications, Inc.
 Tranche A,
 2.550%, 3/13/14                               8,362             8,133
Tranche B
 11.500%, 3/13/14                              1,044             1,119
nTelos, Inc. Tranche B
 4.000%, 8/7/15                                5,244             5,264
U.S. TelePacific Corp.
 5.750%, 2/23/17                               3,181             3,191
Univision Communications,
 Inc.
 4.500%, 3/31/17                               5,359             5,239
                                                            ----------
                                                                22,946
                                                            ----------
UTILITIES-0.3%
Equipower Resources Corp.
Tranche B
 5.750%, 1/26/18                                 682               689
NRG Energy, Inc.
 2.060%, 2/1/13                                3,244             3,235
Letter of Credit
 2.060%, 2/1/13                                2,863             2,855
Texas Competitive Electric
Holdings Co., LLC
Tranche B-2,
 3.770%, 10/10/14                              2,221             1,875
Tranche B-3,
 3.770%, 10/10/14                              3,944
                                                                 3,321
                                                            ----------
                                                                11,975
----------------------------------------------------------------------
TOTAL LOAN AGREEMENTS
(IDENTIFIED COST $402,986)                                     412,645
----------------------------------------------------------------------




                       See Notes to Financial Statements

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

                                            SHARES                 VALUE
                                          ----------          --------------
PREFERRED STOCK-0.3%

FINANCIALS-0.3%
Ally Financial, Inc.
Series G, 144A
7.00%(4)                                         702          $          653
Banco Bilbao Vizcaya
Argentaria S.A.
International Preferred
S.A. Unipersonal
5.92%(3)                                       5,835                   4,939
Banco do Brasil S.A.
144A 8.50%(3)(4)                                 700                     802
JPMorgan Chase & Co.
Series 1, 7.90%                                3,360                   3,676
----------------------------------------------------------------------------
TOTAL PREFERRED STOCK
(IDENTIFIED COST $9,038)                                              10,070
----------------------------------------------------------------------------

COMMON STOCKS-0.0%

FINANCIALS-0.0%
CIT Group, Inc.(2)                            26,344                  1,121
                                                                  ---------
INDUSTRIALS-0.0%
Building Materials
Holding Corp.(2)(6)                          677,817                    722
---------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $1,987)                                              1,843
---------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS-98.6%
(IDENTIFIED COST $3,619,579)                                      3,794,154
---------------------------------------------------------------------------

SHORT-TERM INVESTMENTS-1.0%

MONEY MARKET MUTUAL FUNDS-1.0%
BlackRock Liquidity Funds
TempFund Portfolio -
Institutional Shares
(seven-day effective
yield 0.150%)                             37,004,949                37,005
--------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $37,005)                                           37,005
--------------------------------------------------------------------------
TOTAL INVESTMENTS-99.6%
(IDENTIFIED COST $3,656,584)                                     3,831,159(1)
Other assets and liabilities, net-0.4%                              15,982
                                                              ------------
NET ASSETS-100.0%                                             $  3,847,141
                                                              ============








COUNTRY WEIGHTINGS+
-------------------------------------------
United States                           77%
Australia                                2
Brazil                                   2
Canada                                   2
South Korea                              2
United Kingdom                           2
Norway                                   1
Other                                   12
-------------------------------------------
Total                                  100%
-------------------------------------------

----------
+   % of total investments as of March 31, 2011.

ABBREVIATIONS:
FHLMC                Federal Home Loan Mortgage
                     Corporation ("Freddie Mac")
FNMA                 Federal National Mortgage Association
                     ("Fannie Mae")
GNMA                 Government National Mortgage
                     Association ("Ginnie Mae")
NATL                 National Public Finance Guarantee Corp.
PIK                  Payment-in-Kind Security
REIT                 Real Estate Investment Trust

FOREIGN CURRENCIES:
AUD                  Australian Dollar
BRL                  Brazilian Real
CAD                  Canadian Dollar
COP                  Colombian Peso
EUR                  European Currency Unit
IDR                  Indonesian Rupiah
KRW                  Korean Won
NOK                  Norwegian Krone
NZD                  New Zealand Dollar
PLZ                  Polish Zloty
SEK                  Swedish Krona
TRY                  New Turkish Lira
ZAR                  South African Rand


                       See Notes to Financial Statements

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

KEY INVESTMENT TERMS

PIK (PAYMENT-IN-KIND SECURITY)

A bond which pays some or all interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.

QUANTITATIVE EASING

A government monetary policy occasionally used to increase the money supply by buying government securities or other securities from the market. Quantitative easing increases the money supply by flooding financial institutions with capital in an effort to promote increased lending and liquidity.

REIT (REAL ESTATE INVESTMENT TRUST)

A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

FOOTNOTE LEGEND

($ REPORTED IN THOUSANDS)

(1)  Federal Income Tax Information: For tax information at March 31, 2011, see
     Note 9, Federal Income Tax Information in the Notes to Financial
     Statements.

(2)  Non-income producing.

(3) Variable or step coupon security; interest rate shown reflects the rate in effect at March 31, 2011.

(4) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, these securities amounted to a value of $903,408 or 23.5% of net assets.

(5) Regulation S Security. Security is offered and sold outside of the United States.

(6)  Illiquid security.

(7) Illiquid and restricted security. At March 31, 2011, these securities amounted to a value of $1,833 or 0.01% of net assets. For acquisition information, see Note 7, "Illiquid and Restricted Securities" in the Notes to Financial Statements.

(8)  No contractual maturity date.

(9)  Interest payments may be deferred.

(10) Issuer may elect not to pay interest, causing the payment to be forfeited and no longer due. The issuer has not invoked this election since the Fund purchased this security.

(11) Security in default.

(12) Amounts are less than $500 (not reported in 000s).

(13) Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security could be disclosed as a Level 3 security in the table located after the Schedule of Investments.

(14) This note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

                       See Notes to Financial Statements

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund's investments as of March 31, 2011 (see Security Valuation Note 2A in the Notes to Financial Statements):

                                            Total                             Level 2 -         Level 3 -
                                           Value at          Level 1 -      Significant        Significant
                                           March 31,          Quoted        Observable        Unobservable
                                             2011             Prices          Inputs             Inputs
                                          ----------         ---------     -------------      ------------
INVESTMENT IN SECURITIES:
Debt Securities:
 Asset-Backed Securities                  $  445,358         $      --     $     439,965      $     5,393
 Corporate Bonds and Notes                 1,387,390                --         1,387,390               --(1)
 Credit Linked Notes                           9,233                --             9,233               --
 Foreign Government Securities               444,440                --           444,440               --
 Loan Agreements                             412,645                --           409,120            3,525
 Mortgage-Backed Securities                1,071,709                --         1,055,543           16,166
 Municipal Bonds                              11,466                --            11,466               --
Equity Securities:
 Common Stocks                                 1,843             1,121                --              722
 Preferred Stocks                             10,070                --            10,070
 Short-Term Investments                       37,005            37,005                --               --
                                          ----------         ---------     -------------      -----------
 Total Investments                        $3,831,159         $  38,126     $   3,767,227      $    25,806
                                          ==========         =========     =============      ===========

----------
(1)  Level 3 Corporate Bonds and Notes valued at zero at end of period.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value:

                                                                Asset-       Credit                      Mortgage-
                                                                Backed       Linked         Loan           Backed        Common
                                                 Total        Securities      Notes      Agreements      Securities      Stocks
                                                ---------     ----------    --------     -----------     -----------     ------
INVESTMENT IN SECURITIES:
BALANCE AS OF SEPTEMBER 30, 2010                $ 15,353      $    1,166    $ 9,236      $    4,456        $    --        $495
Accrued discounts/(premiums)(a)                       47               3         36               8             --          --
Realized gain (loss)(b)                              320              --        253              67             --          --
Change in unrealized appreciation
 (depreciation)(b)                                   303             327       (213)             --            (38)        227
Net purchases/(sales)(c)                          11,818           3,897        (79)             --          8,000          --
Transfers in and/or (out) of level 3(d)           (2,035)             --     (9,233)         (1,006)         8,204          --
                                                --------      ----------    -------      ----------        -------        ----
BALANCE AS OF MARCH 31, 2011                    $ 25,806      $    5,393    $    --      $    3,525        $16,166        $722
                                                ========      ==========    =======      ==========        =======        ====

------------
(a)  Disclosed in the Statement of Operations under interest income.

(b) Disclosed in the Statement of Operations under Net realized and unrealized gain (loss) on investments.

(c)  Includes paydowns, if any.

(d) "Transfers in and/or out" represent the ending value as of March 31, 2011, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

                       See Notes to Financial Statements

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                           MARCH 31, 2011 (UNAUDITED)


(Reported in thousands except shares and per share amounts)

ASSETS
Investment in securities at value(1)                                                         $  3,831,159
Foreign currency at value(2)                                                                           23
Cash                                                                                                   79
Receivables
 Investment securities sold                                                                         6,202
 Fund shares sold                                                                                  41,745
 Dividends and interest receivable                                                                 39,815
Trustee retainer                                                                                       31
Prepaid expenses                                                                                      186
                                                                                             ------------
 Total assets                                                                                   3,919,240
                                                                                             ------------
LIABILITIES
Payables
 Fund shares repurchased                                                                           17,049
 Investment securities purchased                                                                   48,209
 Dividend distributions                                                                             2,501
 Investment advisory fee                                                                            1,560
 Distribution and service fees                                                                      1,068
 Administration fee                                                                                   437
 Transfer agent fees and expenses                                                                   1,022
 Professional fee                                                                                      39
 Other accrued expenses                                                                               214
                                                                                             ------------
  Total liabilities                                                                                72,099
                                                                                             ------------
NET ASSETS                                                                                   $  3,847,141
                                                                                             ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                                             $  3,769,526
Accumulated undistributed net investment income (loss)                                              1,694
Accumulated undistributed net realized gain (loss)                                                (98,941)
Net unrealized appreciation (depreciation) on investments                                         174,862
                                                                                             ------------
NET ASSETS                                                                                   $  3,847,141
                                                                                             ============
CLASS A
Net asset value (net assets/shares outstanding) per share                                    $       4.85
Maximum offering price per share NAV/(1-2.25%)                                               $       4.96
Shares of beneficial interest outstanding, no par value, unlimited authorization              460,338,394
Net Assets                                                                                   $  2,232,126
CLASS B
Net asset value (net assets/shares outstanding) and offering price per share                 $       4.82
Shares of beneficial interest outstanding, no par value, unlimited authorization                1,699,410
Net Assets                                                                                   $      8,200
CLASS C
Net asset value (net assets/shares outstanding) and offering price per share                 $       4.90
Shares of beneficial interest outstanding, no par value, unlimited authorization              110,160,229
Net Assets                                                                                   $    539,531
CLASS T
Net asset value (net assets/shares outstanding) and offering price per share                 $       4.89
Shares of beneficial interest outstanding, no par value, unlimited authorization               93,746,090
Net Assets                                                                                   $    458,255
CLASS I
Net asset value (net assets/shares outstanding) and offering price per share                 $       4.85
Shares of beneficial interest outstanding, no par value, unlimited authorization              125,449,370
Net Assets                                                                                   $    609,029

-----------
(1)Investment in securities at cost                                                          $  3,656,584
(2)Foreign currency at cost                                                                            23


                       See Notes to Financial Statements

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                            STATEMENT OF OPERATIONS
                    SIX MONTHS ENDED MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

INVESTMENT INCOME
  Interest...............................................................................  $ 99,274
  Dividends..............................................................................        24
  Foreign taxes withheld.................................................................       (42)
                                                                                           --------
     Total investment income.............................................................    99,256
                                                                                           --------

EXPENSES
  Investment advisory fees ..............................................................     8,515
  Service fees, Class A..................................................................     2,505
  Distribution and service fees, Class B.................................................        32
  Distribution and service fees, Class C.................................................     1,247
  Distribution and service fees, Class T ................................................     2,089
  Administration fees....................................................................     2,431
  Transfer agent fee and expenses........................................................     2,331
  Custodian fees.........................................................................        89
  Printing fees and expenses ............................................................       119
  Professional fees......................................................................        38
  Registration fees......................................................................       134
  Trustees' fee and expenses.............................................................       120
  Miscellaneous expenses.................................................................       232
                                                                                           --------
    Total expenses.......................................................................    19,882
                                                                                           --------
NET INVESTMENT INCOME (LOSS).............................................................    79,374
                                                                                           --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on investments................................................    14,373
  Net realized gain (loss) on foreign currency transactions..............................     1,300
  Net change in unrealized appreciation (depreciation) on investments....................    20,131
  Net change in unrealized appreciation (depreciation) on foreign currency translation...        93
                                                                                           --------
NET GAIN (LOSS) ON INVESTMENTS...........................................................    35,897
                                                                                           --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS..........................  $115,271
                                                                                           ========

                       See Notes to Financial Statements

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                       STATEMENT OF CHANGES IN NET ASSETS

(Reported in thousands)

                                                                              Six Months Ended
                                                                               March 31, 2011          Year Ended
                                                                                (Unaudited)        September 30, 2010
                                                                             -----------------     ------------------
INCREASE/DECREASE IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)..............................................    $    79,374             $  134,886
  Net realized gain (loss)..................................................         15,673                 24,250
  Net change in unrealized appreciation (depreciation)......................         20,224                126,948
                                                                                -----------             ----------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.................        115,271                286,084
                                                                                -----------             ----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class A............................................        (47,664)               (88,301)
  Net investment income, Class B............................................           (186)                  (561)
  Net investment income, Class C............................................        (11,107)               (18,460)
  Net investment income, Class T............................................         (8,285)               (14,085)
  Net investment income, Class I............................................        (13,076)               (16,037)
                                                                                -----------             ----------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS...................        (80,318)              (137,444)
                                                                                -----------             ----------
FROM SHARE TRANSACTIONS
SALE OF SHARES
  Class A (125,274 and 205,603 shares, respectively)........................        605,031                956,348
  Class B (177 and 227 shares, respectively)................................            852                  1,045
  Class C (28,809 and 65,468 shares, respectively)..........................        140,544                307,830
  Class T (20,431 and 42,955 shares, respectively)..........................         99,478                201,526
  Class I (51,530 and 109,379 shares, respectively).........................        249,066                508,675
REINVESTMENT OF DISTRIBUTIONS
  Class A (9,065 and 15,453 shares, respectively)...........................         43,782                 72,115
  Class B (32 and 91 shares, respectively)..................................            153                    422
  Class C (1,939 and 2,882 shares, respectively)............................          9,460                 13,586
  Class T (1,014 and 1,499 shares, respectively)............................          4,936                  7,054
  Class I (1,371 and 1,119 shares, respectively)............................          6,628                  5,252
SHARES REPURCHASED
  Class A (69,316 and 141,888 shares, respectively).........................       (334,594)              (658,236)
  Class B (484 and 1,167 shares, respectively)..............................         (2,328)                (5,400)
  Class C (17,824 and 23,847 shares, respectively)..........................        (86,839)              (112,249)
  Class T (9,175 and 11,024 shares, respectively)...........................        (44,612)               (51,787)
  Class I (24,892 and 17,582 shares, respectively)..........................       (120,074)               (82,189)
                                                                                -----------             ----------
INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS...................        571,483              1,163,992
                                                                                -----------             ----------
NET INCREASE (DECREASE) IN NET ASSETS.......................................        606,436              1,312,632
NET ASSETS
Beginning of period ........................................................      3,240,705              1,928,073
                                                                                -----------             ----------
END OF PERIOD...............................................................    $ 3,847,141             $3,240,705
                                                                                ===========             ==========
Accumulated undistributed net investment income (loss) at end of period.....    $     1,694             $    2,638

                       See Notes to Financial Statements

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                              FINANCIAL HIGHLIGHTS
           SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
                             THROUGHOUT EACH PERIOD

                                                                                                                         RATIO OF
               NET                   NET                                                 NET                 NET         EXPENSES
              ASSET      NET      REALIZED     TOTAL    DIVIDENDS                CHANGE ASSET               ASSETS,         TO
              VALUE,   INVESTMENT   AND        FROM      FROM NET                IN NET VALUE,   TOTAL       END OF      AVERAGE
            BEGINNING   INCOME   UNREALIZED  INVESTMENT INVESTMENT     TOTAL     ASSET  END OF  RETURN       PERIOD        NET
            OF PERIOD (LOSS)-(2) GAIN (LOSS) OPERATIONS   INCOME   DISTRIBUTIONS VALUE  PERIOD    (1)       (000'S)    ASSETS (6)(7)
------------------------------------------------------------------------------------------------------------------------------------
CLASS A
10/1/10 to
 3/31/11(8)   $4.80      0.11       0.05        0.16       (0.11)     (0.11)      0.05  $ 4.85    3.47%(4) $ 2,232,126     1.06%(3)
10/1/09 to
 9/30/10       4.54      0.25       0.26        0.51       (0.25)     (0.25)      0.26    4.80   11.65       1,897,491     1.07
10/1/08 to
 9/30/09       4.21      0.24       0.35        0.59       (0.26)     (0.26)      0.33    4.54   14.91       1,433,927     1.12
10/1/07 to
 9/30/08       4.70      0.25      (0.48)      (0.23)      (0.26)     (0.26)     (0.49)   4.21   (5.07)      1,377,371     1.08
11/1/06 to
 9/30/07       4.74      0.21      (0.03)       0.18       (0.22)     (0.22)     (0.04)   4.70  3.84(4)      1,435,415     1.11(3)
11/1/05 to
 10/31/06      4.70      0.22       0.03        0.25       (0.21)     (0.21)      0.04    4.74    5.37       1,062,479     1.04
CLASS B
10/1/10 to
 3/31/11(8)   $4.78      0.10       0.04        0.14       (0.10)     (0.10)      0.04  $ 4.82    3.01%(4)   $   8,200     1.56%(3)
10/1/09 to
 9/30/10       4.52      0.23       0.26        0.49       (0.23)     (0.23)      0.26    4.78   11.16           9,435     1.56
10/1/08 to
 9/30/09       4.19      0.22       0.35        0.57       (0.24)     (0.24)      0.33    4.52   14.41          12,753     1.62
10/1/07 to
 9/30/08       4.68      0.23      (0.48)      (0.25)      (0.24)     (0.24)     (0.49)   4.19   (5.57)         15,919     1.57
11/1/06 to
 9/30/07       4.72      0.19      (0.03)       0.16       (0.20)     (0.20)     (0.04)   4.68    3.38(4)       21,487     1.61(3)
11/1/05 to
 10/31/06      4.68      0.20       0.02        0.22       (0.18)     (0.18)      0.04    4.72    4.64          27,845     1.54
CLASS C
10/1/10 to
 3/31/11(8)   $4.85      0.11       0.05        0.16       (0.11)     (0.11)      0.05  $ 4.90    3.30%(4)   $ 539,531     1.31%(3)
10/1/09 to
 9/30/10       4.58      0.24       0.27        0.51       (0.24)     (0.24)      0.27    4.85   11.49         471,332     1.32
10/1/08 to
 9/30/09       4.24      0.23       0.36        0.59       (0.25)     (0.25)      0.34    4.58   14.75         241,339     1.36
10/1/07 to
 9/30/08       4.73      0.24      (0.48)      (0.24)      (0.25)     (0.25)     (0.49)   4.24   (5.28)        161,770     1.33
11/1/06 to
 9/30/07       4.77      0.20      (0.03)       0.17       (0.21)     (0.21)     (0.04)   4.73    3.57(4)      179,222     1.36(3)
11/1/05 to
 10/31/06      4.73      0.21       0.02        0.23       (0.19)     (0.19)      0.04    4.77    5.07         205,385     1.28


              RATIO OF
                NET
             INVESTMENT
             INCOME TO
              AVERAGE        PORTFOLIO
               NET           TURNOVER
              ASSETS           RATE
             -------------------------
CLASS A
10/1/10 to   4.69%(3)        23%(4)
 3/31/11(8)
10/1/09 to       5.31            49
 9/30/10
10/1/08 to       5.93            88
 9/30/09
10/1/07 to       5.54            83
 9/30/08
11/1/06 to       4.93(3)         57(4)
 9/30/07
11/1/05 to       4.75            93
 10/31/06
CLASS B
10/1/10 to       4.18%(3)        23%(4)
 3/31/11(8)
10/1/09 to       4.86            49
 9/30/10
10/1/08 to       5.47            88
 9/30/09
10/1/07 to       5.03            83
 9/30/08
11/1/06 to       4.40(3)         57(4)
 9/30/07
11/1/05 to       4.24            93
 10/31/06
CLASS C
10/1/10 to       4.43%(3)        23%(4)
 3/31/11(8)
10/1/09 to       5.04            49
 9/30/10
10/1/08 to       5.63            88
 9/30/09
10/1/07 to       5.28            83
 9/30/08
11/1/06 to       4.66(3)         57(4)
 9/30/07
11/1/05 to       4.48            93
 10/31/06


                       See Notes to Financial Statements

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                              FINANCIAL HIGHLIGHTS
           SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
                             THROUGHOUT EACH PERIOD


                                                                                                                         RATIO OF
               NET                   NET                                                 NET                  NET        EXPENSES
              ASSET      NET      REALIZED     TOTAL    DIVIDENDS                CHANGE ASSET               ASSETS,         TO
              VALUE,    INCOME       AND        FROM     FROM NET                IN NET VALUE,   TOTAL       END OF       AVERAGE
            BEGINNING INVESTMENT UNREALIZED  INVESTMENT INVESTMENT     TOTAL     ASSET  END OF  RETURN       PERIOD         NET
            OF PERIOD  (LOSS)-2  GAIN (LOSS) OPERATIONS   INCOME   DISTRIBUTIONS VALUE  PERIOD    (1)       (000'S)    ASSETS(6)(7)
-----------------------------------------------------------------------------------------------------------------------------------
CLASS T
10/1/10 to
 3/31/11(8)  $ 4.84     0.10        0.05        0.15      (0.10)      (0.10)      0.05  $ 4.89     3.05%(4)  $458,255      1.81%(3)
10/1/09 to
 9/30/10       4.57     0.21        0.28        0.49      (0.22)      (0.22)      0.27    4.84    10.96       394,183      1.82
10/1/08 to
 9/30/09       4.23     0.21        0.36        0.57      (0.23)      (0.23)      0.34    4.57    14.21       219,501      1.86
10/1/07 to
 9/30/08       4.72     0.22       (0.48)      (0.26)     (0.23)      (0.23)     (0.49)   4.23    (5.78)      141,131      1.83
11/1/06 to
 9/30/07       4.76     0.18       (0.03)       0.15      (0.19)      (0.19)     (0.04)   4.72     3.11(4)    155,450      1.86(3)
11/1/05 to
 10/31/06      4.73     0.19        0.01        0.20      (0.17)      (0.17)      0.03    4.76     4.34       153,395      1.79
CLASS I
10/1/10 to
 3/31/11(8)  $ 4.81     0.12        0.04        0.16      (0.12)      (0.12)      0.04  $ 4.85      3.38%(4) $609,029      0.81%(3)
10/1/09 to
 9/30/10       4.54     0.26        0.28        0.54      (0.27)      (0.27)      0.27    4.81     12.16      468,264      0.83
10/1/08 to
 9/30/09       4.21     0.28        0.32        0.60      (0.27)      (0.27)      0.33    4.54     15.20        20,553     1.03
6/6/08(5) to
 9/30/08       4.53     0.08       (0.31)      (0.23)     (0.09)      (0.09)     (0.32)   4.21     (5.11)(4)       95      0.89(3)

                 RATIO OF
                   NET
                INVESTMENT
                INCOME TO
                 AVERAGE       PORTFOLIO
                  NET          TURNOVER
                 ASSETS          RATE
                ------------------------
CLASS T
10/1/10 to      3.93%(3)        23%(4)
 3/31/11(8)
10/1/09 to       4.54            49
 9/30/10
10/1/08 to       5.11            88
 9/30/09
10/1/07 to       4.79            83
 9/30/08
11/1/06 to       4.17(3)         57(4)
 9/30/07
11/1/05 to       3.98            93
 10/31/06
CLASS I
10/1/10 to       4.94%(3)        23%(4)
 3/31/11(8)
10/1/09 to       5.51            49
 9/30/10
10/1/08 to       6.47            88
 9/30/09
6/6/08(5)to      5.85(3)         83(4)
 9/30/08

----------
(1) Sales charges, where applicable, are not reflected in the total return calculation.

(2)  Computed using average shares outstanding.

(3)  Annualized.

(4)  Not annualized.

(5)  Inception date.

(6) The Fund may invest in other funds and the annualized expense ratios do not reflect fees and expenses associated with the underlying funds.

(7) For more information regarding expenses, see Note 3C in the Notes to Financial Statements.

(8)  Unaudited.

                       See Notes to Financial Statements

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                         NOTES TO FINANCIAL STATEMENTS
                           MARCH 31, 2011 (UNAUDITED)
1.   ORGANIZATION

     Virtus Opportunities Trust, (the "Trust"), is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940 ("1940 Act"), as amended, as an open-end management investment company.

     As of the date of this report, 22 funds are offered for sale, of which the Virtus MultiSector Short Term Bond Fund (the "Fund") is reported in this semiannual report. The Fund is diversified and has an investment objective to provide high current income while attempting to limit changes in the Fund's net asset value per share caused by interest rate changes. There is NO GUARANTEE THAT THE FUND WILL ACHIEVE ITS OBJECTIVE.

     The Fund offers Class A shares, Class C shares, Class T shares and Class I shares. Class B shares are no longer available for purchase by new or existing shareholders, except by existing shareholders through Qualifying Transactions (for information regarding Qualifying Transactions refer to the Trust's prospectus).

     Class A shares are sold with a front-end sales charge of up to 2.25%. Generally, Class A shares are not subject to any charges by the Fund when redeemed; however, a 0.50% contingent deferred sales charge ("CDSC") may be imposed on certain redemptions made within 18 months following purchases on which a finder's fee has been paid. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.

     Class B shares were sold with a CDSC which declines from 2% to zero depending on the period of time the shares are held. Class C shares are sold without a sales charge. Class T shares of the Fund are sold with a 1% contingent deferred sales charge, if applicable, if redeemed within one year of purchase. Class I shares are sold without a front-end sales charge or CDSC.

     Effective January 1, 2011, Virtus Mutual Funds impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statements of additional information. The fees collected will be used to offset certain expenses of the Funds.

     Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service fees under a Board-approved 12b-1 and shareholder service plan and has exclusive voting rights with respect to this plan. Class I shares are not subject to a 12b-1 plan. Income and other expenses and realized and unrealized gains and losses of the Fund are borne pro rata by the holders of each class of shares.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.

     A.   SECURITY VALUATION:

          Security Valuation procedures for the Fund have been approved by the Board of Trustees. All internally fair valued securities referred to below, are approved by a valuation committee appointed under the direction of the Board of Trustees.

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

          The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

          -   Level 1 - quoted prices in active markets for identical securities

          -   Level 2 - prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

          -   Level 3 - prices determined using significant unobservable inputs
                        (including the valuation committee's own assumptions in determining the fair value of investments)

          A description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

          Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the valuation committee, are generally categorized as Level 3 in the hierarchy.

          Certain foreign securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the New York Stock Exchange ("NYSE")) that may impact the value of securities traded in these foreign markets. In such cases the Fund fair values foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, Financial Futures, Exchange Traded Funds, and certain Indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain Foreign Common Stocks may occur on a frequent basis.

          Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured Debt Instruments such as Mortgage-Backed and Asset-Backed Securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the valuation committee are generally categorized as Level 3 in the hierarchy.

          Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over the counter (OTC) derivative contracts, which include forward currency contracts and equity linked

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

          instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

          Investments in open-end mutual funds are valued at their closing net asset value determined as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) each business day and are categorized as Level 1 in the hierarchy.

          Short-term Notes having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market and are generally categorized as Level 2 in the hierarchy.

          A summary of the inputs used to value the Fund's major categories of assets and liabilities, which primarily include investments of the Fund, by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

     B.   SECURITY TRANSACTIONS AND RELATED INCOME:

          Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

     C.   INCOME TAXES:

          The Fund is treated as a separate taxable entity. It is the policy of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

          The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

          The Fund has adopted the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from the adoption of this authoritative guidance. The Fund does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months. The Fund files tax returns as prescribed by the tax laws of the jurisdictions in which they operate. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable. As of March 31, 2011, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations is from the year 2007 forward (with limited exceptions).

     D.   DISTRIBUTIONS TO SHAREHOLDERS:

          Distributions are recorded by the Fund on the ex-dividend date. Income distributions are recorded daily. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses,

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

          expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

     E.   EXPENSES:

          Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more appropriately made.

     F.   FOREIGN CURRENCY TRANSLATION:

          Foreign securities and other foreign assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Trust does not isolate that portion of the results of operations arising from changes in exchange rates or from fluctuations which arise due to changes in the market prices of securities.

     G.   WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS:

          The Fund may engage in when-issued or delayed delivery transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date, ordinarily up to 90 days later. When-issued or forward commitments enable a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. The Fund records when-issued and delayed delivery securities on the trade date. The Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

     H.   LOAN AGREEMENTS:

          The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due. Currently, the Fund only holds assignment loans.

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

     I.   CREDIT LINKED NOTES:

          The Fund may invest in credit linked notes which are usually issued by a special purpose vehicle that is selling credit protection through a credit default swap. The performance of the notes is linked to the performance of the underlying reference obligation. The special purpose vehicle invests the proceeds from the notes to cover its contingent obligation. Credit linked notes may also have risks with default by the referenced obligation, currency and/or interest rates.

3.   INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS
     ($ REPORTED IN THOUSANDS EXCEPT AS NOTED)

     A.   ADVISER:

          Virtus Investment Advisers, Inc. ("VIA," the "Adviser"), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. ("Virtus") is the Adviser to the Fund.

          For managing, or directing the management of, the investments of the Fund, the Adviser is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of the Fund:
          0.55% of the first $1 billion; 0.50%of $1 billion to $2 billion; 0.45% of $2+ billion.

          The Adviser manages the Fund's investment program and general operations of the Fund, including oversight of the Fund's subadviser.

     B.   SUBADVISER:

          The subadviser manages the investments of the Fund for which it is paid a fee by the Adviser. Goodwin Capital Advisers, Inc. ("Goodwin") serves as the Fund's subadviser.

     C.   EXPENSE LIMITATIONS:

          The Adviser agreed to voluntarily limit the Fund's total operating expenses (excluding interest, taxes and extraordinary expenses) to 1.10% for Class A shares, 1.60% for Class B shares, 1.35% for Class C shares, 1.85% for Class T shares and 0.85% for Class I shares. This voluntary expense limitation may be modified or discontinued at any time.

     D.   DISTRIBUTOR:

          As the distributor of each Fund's shares, VP Distributors, Inc. ("VP Distributors"), an indirect wholly-owned subsidiary of Virtus, has advised the Funds for the six months (the "period") ended March 31, 2011, it retained Class A net commissions of $54 and deferred sales charges of $39; Class B deferred sales charges of $2; Class C deferred sales charges of $2; and Class T deferred sales charges of $73.

          In addition, the Fund pays VP Distributors distribution and/or service fees under Board-approved 12b-1 and shareholder service plans, at the annual rate of 0.25% for Class A shares, 0.75% for Class B shares, 0.50% for Class C shares, and 1.00% for Class T shares applied to the average daily net assets of each respective class. Class I shares are not subject to a 12b-1 plan.

          Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry CDSC, the CDSC schedule of the original shares purchased continues to apply.

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

     E.   ADMINISTRATION AND TRANSFER AGENT SERVICES:

          VP Distributors serves as the Administrator to the Fund. For the period ended March 31, 2011, VP Distributors received administration fees totaling $1,721 which are included in the Statement of Operations. A portion of these fees is paid to outside entities that also provide services to the Fund.

          VP Distributors also serves as the Trust's transfer agent. For the period ended March 31, 2011, VP Distributors received transfer agent fees totaling $2,052 which are included in the Statement of Operations. A portion of these fees is paid to outside entities that also provide services to the Fund.

4.   PURCHASES AND SALES OF SECURITIES
     ($ REPORTED IN THOUSANDS)

     Purchases and sales of investment securities for the Fund (excluding U.S. Government securities and agency securities, forward currency contracts, and short-term securities) during the period ended March 31, 2011, were as follows:

                                 PURCHASES            SALES
                                -----------        -----------
                                $ 1,316,295        $   705,812

     Purchases and sales of long-term U.S. Government and agency securities for the Fund during the period ended March 31, 2011, were as follows:

                                 PURCHASES            SALES
                                -----------        -----------
                                $    39,669        $    99,896

5.   10% SHAREHOLDERS

     As of March 31, 2011, the Fund had individual shareholder accounts and/or omnibus shareholder accounts (comprised of a group of individual shareholders), which in each case individually amounted to more than 10% of the total shares outstanding of the Fund as detailed below. The shareholders are not affiliated with Virtus.

                                % OF SHARES         NUMBER OF
                                OUTSTANDING         ACCOUNTS
                                -----------        -----------
                                         38%                 2

6.   CREDIT RISK AND ASSET CONCENTRATIONS

     In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

     High yield/high risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the adviser and/or subadviser to accurately predict risk.

     The Fund may invest a high percentage of its assets in specific sectors of the market in its pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

7.   ILLIQUID AND RESTRICTED SECURITIES
     ($ REPORTED IN THOUSANDS)

     Investments generally are considered illiquid if they cannot be disposed of in seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining illiquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of the Fund's Schedule of Investments where applicable.

     Restricted securities are not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid.

     At March 31, 2011, the Fund held the following illiquid and restricted securities:

                                                                         % OF
                           ACQUISITION  ACQUISITION   MARKET VALUE    NET ASSETS
                              DATE          COST       AT 3/31/11     AT 3/31/11
                           -----------  ------------  -------------   ----------
    Long Grove Collateral
    Loan Obligation Ltd.
    04-1A, C 144A
    2.712%, 5/25/16            5/12/04  $      1,589  $       1,428         0.1%
    04-1A, D 144A
    7.062%, 5/25/16            5/12/04           418            405         0.0%

     The Fund will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.

8.   INDEMNIFICATIONS

     Under the Fund's organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these arrangements.

9.   FEDERAL INCOME TAX INFORMATION
     ($ REPORTED IN THOUSANDS)

     At March 31, 2011, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows:

                                                     NET UNREALIZED
         FEDERAL      UNREALIZED      UNREALIZED      APPRECIATION
         TAX COST    APPRECIATION   (DEPRECIATION)   (DEPRECIATION)
         ---------   -------------  --------------   ---------------
         3,657,714   $     197,971  $      (24,526)  $       173,445

     The Fund has capital loss carryovers which may be used to offset future capital gains, as follows:

                              EXPIRATION YEAR
        ------------------------------------------------------------
        2014         2016         2017          2018         TOTAL
        ------       -----       -------       -------       -------
         5,307       $ 575       $32,373       $75,397       $113,652

     The Fund may not realize the benefit of these losses to the extent the Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

10.  RECENT ACCOUNTING PRONOUNCEMENT

     In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2010-06, "Improving Disclosures about Fair Value Measurements." ASU No. 2010-06 will require reporting entities to make new disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2010. At this time, management is evaluating the implications of ASU No. 2010-06 and its impact on the financial statements has not been determined.

11.  SUBSEQUENT EVENT EVALUATIONS

     Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available for issuance, and has determined that the following subsequent event requires recognition or disclosure in the financial statements.

     Effective April 18, 2011, BNY Mellon Investment Servicing (US), Inc. became sub-transfer agent for the Virtus Mutual Funds, replacing the prior sub-transfer agent.

             CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS
                            BY THE BOARD OF TRUSTEES
                                  (UNAUDITED)

     The Board of Trustees of the Trust, along with the Boards of Trustees of the other trusts in the Virtus Mutual Funds family of funds (collectively, the "Board"), is responsible for determining whether to approve the establishment and continuation of each investment advisory and sub-advisory agreement (each, an "Agreement") applicable to the Virtus Mutual Funds (collectively, the "Funds"). At meetings held on November 17-18, 2010, the Board, including a majority of the Trustees who are not interested persons as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, considered and approved the continuation of each Agreement, as further discussed below. In approving each Agreement, the Board determined that the continued retention of the applicable adviser or subadviser was in the best interests of the Funds and their shareholders. The Trustees considered each Fund separately, though they also collectively took into account those interests that all the Funds had in common.

     In reaching their decisions, the Board considered information furnished throughout the year at regular Board meetings as well as information prepared specifically in connection with the annual review process. During the review process, the Board received assistance and advice from, and met separately with, independent legal counsel. The Board's determination contemplated a number of factors that the Trustees believed, in light of the legal advice furnished to them as well as their own business judgment, to be relevant. Some of the factors that the Board considered are described below, although the Trustees did not identify any particular information or factor as controlling but instead considered the Agreements in the totality of the circumstances. Each individual Trustee may have evaluated the information presented differently, giving different weights to different factors.

     NATURE, EXTENT AND QUALITY OF SERVICES

     The majority of the Funds(1) are managed using a "manager of managers" structure that generally involves the use of one or more subadvisers to manage some or all of a Fund's portfolio. Under this structure, Virtus Investment Advisers, Inc. ("VIA") is responsible for evaluating and selecting subadvisers on an ongoing basis and for making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Agreement with VIA, therefore, the Trustees considered VIA's process for supervising and managing the Funds' subadvisers, including (a) VIA's ability to select and monitor the subadvisers; (b) VIA's ability to provide the services necessary to monitor the subadvisers' compliance with the Funds' respective investment objectives, policies and restrictions as well as provide other oversight activities; and (c) VIA's ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (d) the experience, capability and integrity of VIA's management and other personnel; (e) the financial position of VIA; (f) the quality of VIA's own regulatory and legal compliance policies, procedures and systems; (g) the nature, extent and quality of administrative and other services provided by VIA to the Funds; and (h) VIA's supervision of the Funds' other service providers. Finally, the Board also noted the extent of benefits that are provided to Fund shareholders as a result of being part of the family of Virtus Mutual Funds, including the right to exchange investments between Funds within the same class without a sales charge, the ability to reinvest Fund dividends into other Funds and the right to combine holdings in other Funds to obtain a reduced sales charge.

--------------
(1) During the period being reported, the only Funds that did not employ a manager of managers structure were Virtus Growth & Income Fund, which is a series of Virtus Equity Trust; and Virtus Alternatives Diversifier Fund and Virtus CA Tax-Exempt Bond Fund, each of which is a series of Virtus Opportunities Trust. VIA acted as the adviser for these Funds without employing a subadviser, and the Board considered the VIA Agreement with respect to these Funds in that context.

             CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS
                      BY THE BOARD OF TRUSTEES (CONTINUED)
                                  (UNAUDITED)

     With respect to the sub-advisory Agreements, the Board noted that each full-service subadviser(2) provided portfolio management, compliance with the respective Fund's investment policies and procedures, compliance with applicable securities laws and assurances thereof. In considering the renewal of the sub-advisory Agreements, therefore, the Board considered each subadviser's investment management process, including (a) the experience, capability and integrity of the subadviser's management and other personnel committed by the subadviser to its respective Fund(s); (b) the financial position of the subadviser; (c) the quality and commitment of the subadviser's regulatory and legal compliance policies, procedures and systems; and (d) the subadviser's brokerage and trading practices.

     After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and each subadviser were reasonable and beneficial to the Funds and their shareholders.

     INVESTMENT PERFORMANCE

     The Board placed significant emphasis on its consideration of the investment performance of the Funds, in view of its importance to shareholders, and evaluated Fund performance in the context of the special considerations that a manager-of-managers structure requires. The Board also considered that VIA continued to be proactive in seeking to replace and/or add subadvisers as necessary, with a view toward improving Fund performance over the long term.

     While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing such performance was given to a report (the "Lipper Report") for the Funds prepared by Lipper Inc. ("Lipper") and furnished specifically for the contract renewal process. (Lipper is an independent provider of investment company data retained by the Funds for this purpose.) The Lipper Report presented each Fund's short-term and long-term performance relative to a peer group of other mutual funds and relevant benchmarks, as selected by Lipper. The Board considered the composition of each peer group, selection criteria and the appropriateness of the benchmark used for each Fund. The Board also assessed each Fund's performance in the context of its review of the fees and expenses of each Fund as well as VIA's profitability.

     The Board noted that while many of the Funds had generally performed in line with their respective benchmarks and peer groups during the periods measured, some of the Funds had underperformed in comparison with their respective benchmarks and/or peer groups. Where significant, the Board extensively considered the performance of the underperforming Funds and the reasons for the performance issues. The Board discussed the possible reasons for the underperformance with VIA, and spoke with representatives from VIA regarding plans to monitor and address performance issues during the coming year.

     The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Funds' overall investment performance was reasonable, and concluded that VIA's and each subadviser's performance record and process in managing the Funds merited approval of the continuation of the Agreements. However, the Board noted that certain Funds' performance would continue to be closely monitored and it expected that if performance over a longer period of time did not improve, the adviser would recommend that the subadviser be replaced in a timely manner.

--------------
(2) F-Squared Investments, Inc. is the subadviser to Virtus AlphaSector(SM) Rotation Fund but provides limited services in this role. The Board considered both the VIA Agreement and the applicable sub-advisory Agreement in this context. (F-Squared Institutional Advisors, LLC provides limited services as the subadviser to Virtus Premium AlphaSector(SM) Fund, Virtus Allocator Premium AlphaSector(SM) Fund and Virtus Global Premium AlphaSector(SM) Fund, but because those Funds are new, the Board did not consider their Agreements at the same time as the other Agreements.)

             CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS
                      BY THE BOARD OF TRUSTEES (CONTINUED)
                                  (UNAUDITED)

     PROFITABILITY

     The Board also considered the level of profits realized by VIA and its affiliates in connection with the operation of the Funds. In this regard, the Board reviewed the analysis presented regarding the overall profitability of VIA for its management of the Virtus Mutual Funds, as well as its profits and those of its affiliates for managing and providing other services to each Fund. In addition to the fees paid to VIA and its affiliates, the Trustees considered any other benefits derived by VIA or its affiliates from their relationship with the Funds. Specific attention was paid to the methodology used to allocate costs to each Fund, in recognition of the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this regard, the Board noted that the allocations appeared reasonable, and concluded that the profitability to VIA from each Fund was reasonable in light of the quality of all services rendered to the Funds by VIA and its affiliates.

     The Board did not separately review profitability information for each subadviser, noting that the sub-advisory fees are paid by VIA rather than the Funds, so that Fund shareholders are not directly impacted by those fees.

     MANAGEMENT FEES AND TOTAL EXPENSES

     In evaluating the management fees and total expenses of each Fund, the Board reviewed information provided by VIA and comparisons to other funds in each Fund's peer group as presented in the Lipper Report. The Board noted that certain Funds had higher gross expenses when expressed as a percentage of net assets than those of such Funds' larger peers, which the Trustees considered in the context of these Funds' expectations for future growth. With respect to Virtus Alternatives Diversifier Fund, the Board also noted that as part of the contract renewal process VIA had agreed to eliminate its management fee. The Board also noted that several of the Funds had fee waivers and/or expense caps in place to limit the total expenses incurred by the Funds and their shareholders, and in connection with the contract renewal process VIA had agreed to institute such an arrangement with respect to Virtus High Yield Fund. Based upon the information presented by VIA and Lipper, the Trustees then determined, in the exercise of their business judgment, that the management fees charged by VIA and the total expenses of the Funds were reasonable, both on an absolute basis and in comparison with the fees and expenses of other funds in each Fund's peer group and the industry at large.

     The Board did not receive comparative fee information relating specifically to sub-advisory fees, in light of the fact that the sub-advisory fees are paid by VIA and not by the Funds, so that Fund shareholders are not directly impacted by those fees.

     ECONOMIES OF SCALE

     The Board noted that the management fees for several of the Funds included breakpoints based on assets under management, and that fee waivers and/or expense caps were also in place for several of the Funds. The Board determined that VIA and the Funds likely would achieve certain economies of scale, particularly in relationship to certain fixed costs, and that shareholders of the Funds would have an opportunity to benefit from these economies of scale.

     In considering the sub-advisory Agreements, the Board also considered the existence of any economies of scale and whether they would be passed along to the Funds' shareholders, but noted that any such economies would likely be generated at the Fund level rather than at the subadviser level.

VIRTUS OPPORTUNITIES TRUST
101 Munson Street
Greenfield, MA 01301-9668

TRUSTEES
George R. Aylward
Leroy Keith, Jr.
Philip R. McLoughlin, Chairman
Geraldine M. McNamara
James M. Oates
Richard E. Segerson
Ferdinand L.J. erdonck

OFFICERS
George R. Aylward, President
Francis G. Waltman, Senior Vice resident
Nancy J. Engberg, Vice President and
 Chief Compliance Officer
W. Patrick Bradley, Chief Financial Officer and Treasurer
Kevin J. Carr, Vice President,
 Chief Legal Officer, Counsel and Secretary

INVESTMENT ADVISER
Virtus Investment Advisers, Inc.
100 Pearl Street
Hartford, CT 06103-4506

PRINCIPAL UNDERWRITER
VP Distributors, Inc.
100 Pearl Street
Hartford, CT 06103-4506

TRANSFER AGENT
VP Distributors, Inc.
100 Pearl Street
Hartford, CT 06103-4506

CUSTODIAN
PFPC Trust Company
(A Bank of New York Mellon Company)
8800 Tinicum Boulevard
Philadelphia, PA 19153-3111

HOW TO CONTACT US

Mutual Fund Services      1-800-243-1574
Adviser Consulting Group  1-800-243-4361
Telephone Orders          1-800-367-5877
Text Telephone            1-800-243-1926
Web site                      VIRTUS.COM

--------------------------------------------------------------------------------

IMPORTANT NOTICE TO SHAREHOLDERS

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

--------------------------------------------------------------------------------

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

For more information about               (VIRTUS LOGO)           PRSRT STD
Virtus mutual funds, please call         P.O. Box 9874          U.S. POSTAGE
your financial representative,     Providence, Rl 02940-8074        PAID
contact us at 1-800-243-1574                                     LANCASTER
or virtus.com                                                        PA
                                                                 PERMIT 1793
8024                     4-11

                                   (VIRTUS LOGO)                      SEMIANNUAL
                                                                          REPORT

                       Virtus Real Estate Securities Fund

TRUST NAME:                             March 31, 2011                   (LOGO)
VIRTUS
OPPORTUNITIES
TRUST

NO BANK GUARANTEE                       NOT FDIC INSURED         MAY LOSE VALUE

                                TABLE OF CONTENTS

VIRTUS REAL ESTATE SECURITIES FUND
("Real Estate Securities Fund")

Message to Shareholders ..................................................    1
Disclosure of Fund Expenses ..............................................    2
Schedule of Investments ..................................................    4
Statement of Assets and Liabilities ......................................    7
Statement of Operations ..................................................    8
Statement of Changes in Net Assets .......................................    9
Financial Highlights .....................................................   10
Notes to Financial Statements ............................................   12
Consideration of Advisory and Sub-advisory Agreements
   by the Board of Trustees ..............................................   18

PROXY VOTING PROCEDURES (FORM N-PX)

The adviser and subadviser vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

FORM N-Q INFORMATION

The Trust files a complete schedule of portfolio holdings for the fund with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

This report is not authorized for distribution to prospective investors in the Virtus Real Estate Securities Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund's record and other pertinent information.

                       MESSAGE TO SHAREHOLDERS

Dear Fellow Shareholders of Virtus Mutual Funds:

The last six months -- especially the first quarter of this year -- provided a textbook lesson in the unpredictable nature of capital markets and the importance of maintaining a disciplined investment approach. Investors were reminded that it is impossible to predict the events that might influence market performance or how the market will react to such events.

The markets faced a number of unusual challenges around the world, including Japan's recent earthquake and social unrest in the critical oil regions of North Africa and the Middle East. At the same time, the equities markets benefited from the stabilizing effects of the second round of quantitative easing, the Federal Reserve's (the "Fed's") gradual purchase of $600 billion in U.S. Treasuries initiated last November. Confidence replaced concern, and investors started moving out of "safe haven" fixed income securities into equities.

Investors who stayed the course were rewarded for their perseverance. The S&P 500(R) Index, a broad measure of U.S. stock market performance, gained 17.3% for the six months ended March 31, 2011, and 5.92% in the first quarter alone -- its best opening quarter since 1998. Fixed income markets generated more modest returns as interest rates inched higher. The Barclays Capital U.S. Aggregate Bond Index, which measures the performance of the taxable bond market, had performance of (0.88)% for the six months ended March 31, 2011, and a gain of 0.42% in the first quarter of 2011.

It is clear the U.S. economic recovery is gathering speed. We are seeing signs of improvement in manufacturing, the labor market and consumer spending. GDP is growing and corporate earnings are on the rise. Certainly, this news is positive but challenges remain: higher oil prices, a depressed housing market, and some concern that interest rates may start to increase after the Fed's Treasury purchases end in June.

At times of uncertainty, diversification takes on greater importance. While diversification cannot guarantee a profit or prevent loss, owning a variety of asset classes can help cushion your portfolio against market volatility. Your financial adviser can help you ensure your portfolio is adequately diversified. You may also want to visit our website, www.virtus.com, to learn about the full range of Virtus Mutual Funds, including some new investment strategies that may be used to diversify a core portfolio.

As always, thank you for investing with Virtus. Our investment team is committed to your financial success.

Sincerely,

(-S- SIGNATURE)

George R. Aylward
President, Virtus Mutual Funds

MAY 2011

WHENEVER YOU HAVE QUESTIONS ABOUT YOUR ACCOUNT, OR REQUIRE ADDITIONAL INFORMATION, PLEASE VISIT US ON THE WEB AT WWW.VIRTUS.COM OR CALL OUR SHAREOWNER SERVICE GROUP TOLL-FREE AT 1-800-243-1574.

PERFORMANCE DATA QUOTED REPRESENTS PAST RESULTS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN PERFORMANCE SHOWN ABOVE.

                       VIRTUS REAL ESTATE SECURITIES FUND
                     DISCLOSURE OF FUND EXPENSES (UNAUDITED)
         FOR THE SIX-MONTH PERIOD OF OCTOBER 1, 2010 TO MARCH 31, 2011

     We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Virtus Real Estate Securities Fund (the "Fund"), you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and
(2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. Class I shares are sold without a sales charge and do not incur distribution and service fees. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The following Expense Table illustrates your Fund's costs in two ways.

ACTUAL EXPENSES

     The first section of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The second section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower depending on the amount of your investments and timing of any purchases or redemptions.

                       VIRTUS REAL ESTATE SECURITIES FUND
              DISCLOSURE OF FUND EXPENSES (UNAUDITED) (CONTINUED)
          FOR THE SIX-MONTH PERIOD OF OCTOBER 1, 2010 TO MARCH 31, 2011

EXPENSE TABLE

                          Beginning         Ending                    Expenses
                           Account         Account      Annualized      Paid
                            Value           Value        Expense       During
                       October 1, 2010  March 31, 2011    Ratio       Period*
                       ---------------  --------------  ----------   ----------
ACTUAL
Class A                      $1,000.00       $1,142.40        1.49%      $ 7.96
Class B                       1,000.00        1,137.70        2.24        11.94
Class C                       1,000.00        1,138.30        2.24        11.94
Class I                       1,000.00        1,143.90        1.24         6.63

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A                       1,000.00        1,017.41        1.49         7.52
Class B                       1,000.00        1,013.62        2.24        11.31
Class C                       1,000.00        1,013.62        2.24        11.31
Class I                       1,000.00        1,018.67        1.24         6.26

* Expenses are equal to the Fund's annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days
      (182) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.

      The Fund may invest in other funds, and the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses were included, the expenses would have been higher.

      You can find more information about the Fund's expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the prospectus.

                       VIRTUS REAL ESTATE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2011 (UNAUDITED)

                                ASSET ALLOCATIONS

The following table presents asset allocations within certain sectors as a percentage of total investments at March 31, 2011.

Apartments                                                                   17%
Regional Malls                                                               16
Office                                                                       15
Health Care                                                                  10
Shopping Centers                                                              9
Lodging/Resorts                                                               7
Self Storage                                                                  7
Other (includes short-term investments)                                      19
                                                                            ----
Total                                                                       100%
                                                                            ----

($ reported in thousands)

                                                  SHARES        VALUE
                                                 ---------   -----------
COMMON STOCKS--98.8%

REAL ESTATE INVESTMENT TRUSTS--98.8%

DIVERSIFIED--7.5%
Digital Realty Trust, Inc.                         462,249   $    26,875
Vornado Realty Trust                               638,967        55,910
                                                 ---------   -----------
TOTAL DIVERSIFIED                                                 82,785
                                                             -----------
HEALTH CARE--9.8%
HCP, Inc.                                          825,471        31,318
Health Care REIT, Inc.                             388,429        20,369
Nationwide Health Properties, Inc.                 745,306        31,698
Ventas, Inc.                                       444,824        24,154
                                                 ---------   -----------
TOTAL HEALTH CARE                                                107,539
                                                             -----------

INDUSTRIAL/OFFICE--24.1%
INDUSTRIAL--5.6%
AMB Property Corp.                                 574,650        20,670
ProLogis                                         2,555,545        40,838
                                                             -----------
                                                                  61,508
                                                             -----------

MIXED--3.1%
Duke Realty Corp.                                1,195,891        16,754
Liberty Property Trust                             526,530        17,323
                                                             -----------
                                                                  34,077
                                                             -----------


OFFICE--15.4%
Alexandria Real Estate Equities, Inc.              204,475        15,943
BioMed Realty Trust, Inc.                          975,181        18,548
Boston Properties, Inc.                            542,183        51,426
Corporate Office Properties Trust                  384,445        13,894
Kilroy Realty Corp.                                764,737        29,695
Mack-Cali Realty Corp.                             398,287        13,502
SL Green Realty Corp.                              351,291        26,417
                                                             -----------
                                                                 169,425
                                                             -----------
TOTAL INDUSTRIAL/OFFICE                                          265,010
                                                             -----------

LODGING/RESORTS--6.9%
Host Hotels & Resorts, Inc.                      2,810,752        49,497
LaSalle Hotel Properties                           640,511        17,294
Starwood Hotels & Resorts Worldwide, Inc.          156,760         9,111
                                                             -----------
TOTAL LODGING/RESORTS                                             75,902
                                                             -----------

RESIDENTIAL--18.6%

APARTMENTS--17.3%
American Campus Communities, Inc.                   96,319        3,179
Apartment Investment & Management Co. Class A      820,057        20,887

                       See Notes to Financial Statements

                       VIRTUS REAL ESTATE SECURITIES FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

                                                  SHARES        VALUE
                                                 ---------   -----------
APARTMENTS--CONTINUED
AvalonBay Communities, Inc.                        355,001   $    42,628
BRE Properties, Inc.                               335,703        15,838
Campus Crest Communities, Inc.                     363,366         4,299
Equity Residential                               1,377,179        77,687
Essex Property Trust, Inc.                          58,852         7,298
UDR, Inc.                                          768,464        18,727
                                                             -----------
                                                                 190,543
                                                             -----------

MANUFACTURED HOMES--1.3%
Equity Lifestyle Properties, Inc.                  242,331        13,970
                                                             -----------
TOTAL RESIDENTIAL                                                204,513
                                                             -----------

RETAIL--25.1%

REGIONAL MALLS--16.1%
General Growth Properties, Inc.(2)               1,043,275        16,150
Macerich Co. (The)                                 636,475        31,525
Simon Property Group, Inc.                       1,059,906       113,579
Taubman Centers, Inc.                              279,480        14,974
                                                             -----------
                                                                 176,228
                                                             -----------
SHOPPING CENTERS--9.0%
Developers Diversified Realty Corp.                983,217        13,765
Federal Realty Investment Trust                     23,671         1,931
Kimco Realty Corp.                               2,244,775        41,169
Regency Centers Corp.                              483,940        21,042
Weingarten Realty Investors                        848,100        21,253
                                                             -----------
                                                                  99,160
                                                             -----------
TOTAL RETAIL                                                     275,388
                                                             -----------

SELF STORAGE--6.8%
Extra Space Storage, Inc.                        1,193,230        24,712
Public Storage                                     453,723        50,322
                                                 ---------   -----------
TOTAL SELF STORAGE                                                75,034
                                                             -----------
TOTAL COMMON STOCKS
(IDENTIFIED COST $ 678,869)                                    1,086,171
                                                             -----------
TOTAL LONG-TERM INVESTMENTS--98.8%
(IDENTIFIED COST $ 678,869)                                    1,086,171
                                                             -----------
SHORT-TERM INVESTMENTS--0.8%

MONEY MARKET MUTUAL FUNDS--0.8%
BlackRock Liquidity Funds
   TempFund Portfolio --
   Institutional Shares
   (seven-day effective
   yield 0.150%)                                 9,561,725         9,562
                                                 ---------   -----------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $ 9,562)                                          9,562
                                                             -----------

TOTAL INVESTMENTS--99.6%
(IDENTIFIED COST $ 688,431)                                    1,095,733(1)

Other assets and liabilities, net--0.4%                            3,948
                                                             -----------
NET ASSETS--100.0%                                           $ 1,099,681
                                                             ===========

ABBREVIATION:

REIT         Real Estate Investment Trust

KEY INVESTMENT TERM

QUANTITATIVE EASING

A government monetary policy occasionally used to increase the money supply by buying government securities or other securities from the market. Quantitative easing increases the money supply by flooding financial institutions with capital in an effort to promote increased lending and liquidity.

FOOTNOTE LEGEND

(1)   Federal Income Tax Information: For tax information at March 31, 2011, see
      Note 8, Federal Income Tax Information in the Notes to Financial
      Statements.

(2)   Non-income producing.

                        See Notes to Financial Statements

                       VIRTUS REAL ESTATE SECURITIES FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund's investments as of March 31, 2011 (see Security Valuation Note 2A in the Notes to Financial Statements):

                                                         Total Value at    Level 1 --
                                                         --------------   -------------
                                                         March 31, 2011   Quoted Prices
INVESTMENT IN SECURITIES:
Common Stocks:
   Real Estate Investment Trusts                         $    1,086,171   $   1,086,171
   Short-Term Investments                                         9,562           9,562
                                                         --------------   -------------
Total Investments                                        $    1,095,733   $   1,095,733
                                                         ==============   =============

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

                        See Notes to Financial Statements

                       VIRTUS REAL ESTATE SECURITIES FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                           MARCH 31, 2011 (UNAUDITED)

(Reported in thousands except shares and per share amounts)


ASSETS
Investment in securities at value(1) .................................   $  1,095,733
Receivables
   Investment securities sold ........................................          7,848
   Fund shares sold ..................................................          2,452
   Dividends and interest receivable .................................          2,473
Trustee retainer .....................................................              9
Prepaid expenses .....................................................             95
                                                                         ------------
     Total assets ....................................................      1,108,610
                                                                         ------------
LIABILITIES
Payables
   Fund shares repurchased ...........................................          2,842
   Investment securities purchased ...................................          4,367
   Investment advisory fee ...........................................            680
   Distribution and service fees .....................................            195
   Administration fee ................................................            125
   Transfer agent fees and expenses ..................................            628
   Professional fee ..................................................             24
   Other accrued expenses ............................................             68
                                                                         ------------
     Total liabilities ...............................................          8,929
                                                                         ------------
NET ASSETS ...........................................................   $  1,099,681
                                                                         ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest .....................   $    829,126
Accumulated undistributed net investment income (loss) ...............          (1,426)
Accumulated undistributed net realized gain (loss) ...................        (135,321)
Net unrealized appreciation (depreciation) on investments ............        407,302
                                                                         ------------
NET ASSETS ...........................................................   $  1,099,681
                                                                         ------------
CLASS A
Net asset value (net assets/shares outstanding) per share ............   $      29.66
Maximum offering price per share NAV/(1--5.75%) ......................   $      31.47
Shares of beneficial interest outstanding, no par value, unlimited
authorization.........................................................     22,658,742
Net Assets ...........................................................   $    671,986
CLASS B
Net asset value (net assets/shares outstanding) and offering price
per share ............................................................   $      29.26
Shares of beneficial interest outstanding, no par value, unlimited
authorization ........................................................        511,137
Net Assets ...........................................................   $     14,957
CLASS C
Net asset value (net assets/shares outstanding) and offering price
per share ...........................................................    $      29.62
Shares of beneficial interest outstanding, no par value, unlimited
authorization ........................................................      1,763,141
Net Assets ...........................................................   $     52,216
CLASS I
Net asset value (net assets/shares outstanding) and offering price
per share ............................................................   $      29.64
Shares of beneficial interest outstanding, no par value, unlimited
authorization ........................................................     12,164,277
Net Assets ...........................................................   $    360,522

(1) Investment in securities at cost .................................   $    688,431

                                         See Notes to Financial Statements

                       VIRTUS REAL ESTATE SECURITIES FUND
                             STATEMENT OF OPERATIONS
                   SIX MONTHS ENDED MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

INVESTMENT INCOME
   Dividends ............................................................   $ 11,417
                                                                            --------
     Total investment income ............................................     11,417
                                                                            --------
EXPENSES
   Investment advisory fees .............................................      3,796
   Service fees, Class A ................................................        771
   Distribution and service fees, Class B ...............................         79
   Distribution and service fees, Class C ...............................        245
   Administration fees ..................................................        715
   Transfer agent fee and expenses ......................................      1,513
   Custodian fees .......................................................         13
   Printing fees and expenses ...........................................         72
   Professional fees ....................................................         20
   Registration fees ....................................................         60
   Trustees' fee and expenses ...........................................         36
   Miscellaneous expenses ...............................................         47
                                                                            --------
     Total expenses .....................................................      7,367
                                                                            --------
NET INVESTMENT INCOME (LOSS) ............................................      4,050
                                                                            --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on investments ..............................     51,972
   Net change in unrealized appreciation (depreciation) on investments ..     79,325
                                                                            --------
NET GAIN (LOSS) ON INVESTMENTS ..........................................    131,297
                                                                            --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........   $135,347
                                                                            ========

                        See Notes to Financial Statements

                       VIRTUS REAL ESTATE SECURITIES FUND
                       STATEMENT OF CHANGES IN NET ASSETS

(Reported in thousands)


                                                               Six Months Ended
                                                                March 31, 2011         Year Ended
                                                                (Unaudited)        September 30, 2010
                                                                ---------------- --------------------

INCREASE/DECREASE IN NET ASSETS FROM OPERATIONS
     Net investment income (loss) ..........................   $          4,050   $       12,507
     Net realized gain (loss) ..............................             51,972           39,494
     Net change in unrealized appreciation (depreciation) ..             79,325          185,836
                                                                                  --------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS..           135,347          237,837

                                                                                  --------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
     Net investment income, Class A ........................             (3,228)          (7,668)
     Net investment income, Class B ........................                (25)            (121)
     Net investment income, Class C ........................                (74)            (311)
     Net investment income, Class I ........................             (2,172)          (4,625)
                                                                                  --------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ..             (5,499)         (12,725)
                                                                                  --------------
FROM SHARE TRANSACTIONS
SALE OF SHARES
     Class A (4,480 and 8,024 shares, respectively) ........            125,683          189,394
     Class B (2 and 5 shares, respectively) ................                 66              112
     Class C (197 and 261 shares, respectively) ............              5,507            6,044
     Class I (1,636 and 5,484 shares, respectively) ........             45,799          117,414

REINVESTMENT OF DISTRIBUTIONS
     Class A (104 and 283 shares, respectively) ............              2,891            6,776
     Class B (1 and 4 shares, respectively) ................                 20               99
     Class C (2 and 11 shares, respectively) ...............                 59              252
     Class I (68 and 171 shares, respectively) .............              1,892            4,098

SHARES REPURCHASED
     Class A (4,021 and 13,553 shares, respectively) .......           (112,317)        (305,363)
     Class B (136 and 249 shares, respectively) ............             (3,754)          (5,597)
     Class C (228 and 550 shares, respectively) ............             (6,390)         (12,723)
     Class I (1,299 and 4,122 shares, respectively) ........            (36,440)         (97,259)
                                                                                  --------------
INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ..             23,016          (96,753)
                                                                                  --------------
NET INCREASE (DECREASE) IN NET ASSETS ......................            152,864          128,359

NET ASSETS
Beginning of period ........................................            946,817          818,458
                                                               ----------------   --------------
END OF PERIOD ..............................................  $       1,099,681   $      946,817
                                                               ================   ==============
Accumulated undistributed net investment income (loss) at
 end of period .............................................  $          (1,426)  $           23

                        See Notes to Financial Statements

                       VIRTUS REAL ESTATE SECURITIES FUND
                              FINANCIAL HIGHLIGHTS
           SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
                             THROUGHOUT EACH PERIOD

                NET                   NET
               ASSET      NET        REALIZED                    DIVIDENDS      DISTRIBUTIONS                      CHANGE
              VALUE,    INVESTMENT    AND           TOTAL         FROM             FROM                             IN
             BEGINNING   INCOME      UNREALIZED      FROM          NET             NET                              NET
               OF        (LOSS)       GAIN        INVESTMENT      INVESTMENT      REALIZED          TOTAL          ASSET
              PERIOD     (2)         (LOSS)       OPERATIONS      INCOME           GAINS        DISTRIBUTIONS      VALUE
             ---------  ----------  ---------- --------------  ------------     -------------  ---------------  ---------

CLASS A
10/1/10 to
 3/31/11(8)  $   26.10        0.11        3.60           3.71         (0.15)               --            (0.15)      3.56
10/1/09 to
 9/30/10         20.21        0.32        5.90           6.22         (0.33)               --            (0.33)      5.89
10/1/08 to
 9/30/09         29.19        0.47       (8.99)         (8.52)        (0.46)               --            (0.46)     (8.98)
10/1/07 to
 9/30/08         34.10        0.45       (3.88)         (3.43)        (0.47)            (1.01)           (1.48)     (4.91)
12/1/06 to
 9/30/07         38.18        0.32       (2.59)         (2.27)        (0.32)            (1.49)           (1.81)     (4.08)
12/1/05 to
 11/30/06        28.15        0.30       10.73          11.03         (0.37)            (0.63)           (1.00)     10.03
12/1/04 to
 11/30/05        25.46        0.43        4.08           4.51         (0.42)            (1.40)           (1.82)      2.69
CLASS B
10/1/10 to
 3/31/11(8)  $   25.76        0.05        3.50           3.55         (0.05)               --            (0.05)      3.50
10/1/09 to
 9/30/10         19.95        0.16        5.81           5.97         (0.16)               --            (0.16)      5.81
10/1/08 to
 9/30/09         28.85        0.35       (8.91)         (8.56)        (0.34)               --            (0.34)     (8.90)
10/1/07 to
 9/30/08         33.72        0.22       (3.83)         (3.61)        (0.25)            (1.01)           (1.26)     (4.87)
12/1/06 to
 9/30/07         37.74        0.10       (2.56)         (2.46)        (0.07)            (1.49)           (1.56)     (4.02)
12/1/05 to
 11/30/06        27.86        0.07       10.59          10.66         (0.15)            (0.63)           (0.78)      9.88
12/1/04 to
 11/30/05        25.21        0.23        4.05           4.28         (0.23)            (1.40)           (1.63)      2.65
CLASS C
10/1/10 to
 3/31/11(8)  $   26.06        0.01        3.59           3.60         (0.04)               --            (0.04)      3.56
10/1/09 to
 9/30/10         20.19        0.15        5.88           6.03         (0.16)               --            (0.16)      5.87
10/1/08 to
 9/30/09         29.17        0.35       (8.99)         (8.64)        (0.34)               --            (0.34)     (8.98)
10/1/07 to
 9/30/08         34.07        0.23       (3.88)         (3.65)        (0.24)            (1.01)           (1.25)     (4.90)
12/1/06 to
 9/30/07         38.11        0.10       (2.59)         (2.49)        (0.06)            (1.49)           (1.55)     (4.04)
12/1/05 to
 11/30/06        28.12        0.06       10.71          10.77         (0.15)            (0.63)           (0.78)      9.99
12/1/04 to
 11/30/05        25.43        0.25        4.07           4.32         (0.23)            (1.40)           (1.63)      2.69

                                                                            RATIO
                                                                            OF
                                                                           GROSS
                                                                         EXPENSES              RATIO
                                                          RATIO             TO                  OF
                                                           OF             AVERAGE               NET
                                                          NET               NET              INVESTMENT
               NET                            NET        EXPENSES           ASSETS             INCOME
              ASSET                         ASSETS,        TO            (BEFORE              (LOSS)
              VALUE,                         END         AVERAGE           WAIVERS              TO
               END         TOTAL              OF          NET              AND                 AVERAGE           PORTFOLIO
                OF       RETURN             PERIOD        ASSETS         REIMBURSEMENTS)        NET              TURNOVER
              PERIOD       (1)             (000'S)        (7)             (7)                 ASSETS              RATE
             ---------  ----------       ------------  -----------      ---------------      -----------------  -----------

CLASS A
10/1/10 to
 3/31/11(8)  $   29.66       14.24%(4)   ($)  671,986         1.49%(3)     1.49%(3)                 0.76%(3)           23%(4)
10/1/09 to
 9/30/10         26.10       30.93            576,760         1.48         1.48                     1.39               35
10/1/08 to
 9/30/09         20.21      (28.61)           552,518         1.59         1.59                     2.88               48
10/1/07 to
 9/30/08         29.19       (9.94)           862,062        1.37(5)       1.45                     1.51               32
12/1/06 to
 9/30/07         34.10       (6.14)(4)      1,136,923        1.32(3)       1.39(3)                1.06(3)             25(4)
12/1/05 to
 11/30/06        38.18       40.37          1,289,007         1.30         1.30                   0.9424
12/1/04 to
 11/30/05        28.15       18.67            737,744         1.30         1.30                   1.6822
CLASS B
10/1/10 to
 3/31/11(8)  $   29.26       13.77%(4)   ($)   14,957         2.24%(3)     2.24%(3)                 0.33%(3)           23%(4)
10/1/09 to
 9/30/10         25.76       30.01             16,595         2.23         2.23                     0.70               35
10/1/08 to
 9/30/09         19.95      (29.20)            17,648         2.34         2.34                     2.16               48
10/1/07 to
 9/30/08         28.85      (10.65)            35,376        2.12(5)       2.20                      0.7              632
12/1/06 to
 9/30/07         33.72       (6.72)(4)         49,964        2.07(3)       2.13(3)                  0.32(3)           25(4)
12/1/05 to
 11/30/06        37.74       39.29             71,240         2.05         2.05                     0.2424
12/1/04 to
 11/30/05        27.86       17.81             59,042         2.05         2.05                     0.9322
CLASS C
10/1/10 to
 3/31/11(8)  $   29.62       13.83%      ($)   52,216         2.24%(3)     2.24%(3)                 0.09%(3)           23%(4)
10/1/09 to
 9/30/10         26.06       29.95             46,722         2.23         2.23                     0.65               35
10/1/08 to
 9/30/09         20.19      (29.17)            41,818         2.34         2.34                     2.12               48
10/1/07 to
 9/30/08         29.17      (10.63)            71,278        2.12(5)       2.20                     0.7632
12/1/06 to
 9/30/07         34.07       (6.71)(4)        100,321        2.07(3)       2.14(3)                  0.32 (3)          25(4)
12/1/05 to
 11/30/06        38.11       39.32            112,794         2.05         2.05                     0.19               24
12/1/04 to
 11/30/05        28.12       17.80             67,764         2.05         2.05                     0.97               22


                        See Notes to Financial Statements

                       VIRTUS REAL ESTATE SECURITIES FUND
                              FINANCIAL HIGHLIGHTS
           SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
                             THROUGHOUT EACH PERIOD


                    NET                     NET
                   ASSET      NET         REALIZED                 DIVIDENDS    DISTRIBUTIONS                  CHANGE
                  VALUE,    INVESTMENT      AND        TOTAL         FROM           FROM                         IN
                 BEGINNING   INCOME      UNREALIZED    FROM          NET           NET                           NET
                    OF        (LOSS)       GAIN       INVESTMENT   INVESTMENT     REALIZED          TOTAL       ASSET
                  PERIOD     (2)          (LOSS)      OPERATIONS  INCOME          GAINS        DISTRIBUTIONS    VALUE
                ---------  ----------  ---------- --------------  ---------     -------------  -------------  ---------

CLASS I
10/1/10 to
 3/31/11(8)     $  26.08      0.14             3.60        3.74       (0.18)               --          (0.18)     3.56
10/1/09 to
 9/30/10           20.19      0.38             5.90        6.28       (0.39)               --          (0.39)     5.89
10/1/08 to
 9/30/09           29.17      0.49            (8.97)      (8.48)      (0.50)               --          (0.50)    (8.98)
10/1/07 to
 9/30/08           34.08      0.62            (3.98)      (3.36)      (0.54)            (1.01)         (1.55)    (4.91)
12/29/06(6) to
 9/30/07           35.99      0.28            (1.87)      (1.59)      (0.31)            (0.01)         (0.32)    (1.91)


                                                                   RATIO
                                                                    OF
                                                                   GROSS
                                                                   EXPENSES        RATIO
                                                       RATIO         TO             OF
                                                         OF        AVERAGE          NET
                                                        NET          NET          INVESTMENT
                   NET                       NET      EXPENSES     ASSETS        INCOME
                  ASSET                     ASSETS,      TO        (BEFORE         (LOSS)
                  VALUE,                     END       AVERAGE     WAIVERS          TO
                   END         TOTAL          OF        NET         AND            AVERAGE      PORTFOLIO
                    OF       RETURN         PERIOD      ASSETS   REIMBURSEMENTS)   NET         TURNOVER
                  PERIOD       (1)         (000'S)      (7)        (7)             ASSETS         RATE
                 ---------  ----------    ---------  ---------  -----------     ---------     -----------

CLASS I
10/1/10 to
 3/31/11(8)     $    29.64    14.39%(4)  $  360,522      1.24%(3) 1.24%(3)           0.99%(3)           23%(4)
10/1/09 to
 9/30/10             26.08    31.27         306,740      1.23      1.23              1.63               35
10/1/08 to
 9/30/09             20.19   (28.45)        206,474      1.32      1.32              3.00               48
10/1/07 to
 9/30/08             29.17    (9.71)        106,159     1.12(5)    1.20              2.11               32
12/29/06(6) to
 9/30/07             34.08    (4.44)(4)      32,887     1.11(3)    1.23  (3)         1.09 (3)          25(4)


(1) Sales charges, where applicable, are not reflected in the total return calculation.

(2)  Computed using average shares outstanding.

(3)  Annualized.

(4)  Not annualized.

(5) Blended net expense ratio.

(6)  Inception date.

(7) The Fund may invest in other funds, and the annualized expense ratios do not reflect fees and expenses associated with the underlying funds.

(8)  Unaudited.


                        See Notes to Financial Statements

                       VIRTUS REAL ESTATE SECURITIES FUND
                          NOTES TO FINANCIAL STATEMENTS
                           MARCH 31, 2011 (UNAUDITED)

1.    ORGANIZATION

      Virtus Opportunities Trust (the "Trust"), is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940 ("1940 Act"), as amended, as an open-end management investment company.

      As of the date of this report, 22 funds are offered for sale, of which the Real Estate Securities Fund (the "Fund") is reported in this semiannual report. The Fund is non-diversified and has an investment objective of capital appreciation and income with approximately equal emphasis. There is no guarantee that the Fund will achieve its objective.

      The Fund offers Class A shares, Class C shares and Class I shares for sale. Class B shares are no longer available for by new or existing shareholders, except by existing shareholders through Qualifying Transactions (for information regarding Qualifying Transactions, refer to the Trust's prospectus).

      Class A shares are sold with a front-end sales charge of up to 5.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Fund when redeemed; however, a 1% contingent deferred sales charge ("CDSC") may be imposed on certain redemptions made within 18 months following purchases on which a finder's fee has been paid. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.

      Class B shares were sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held.

      Class C shares are generally sold with a 1% CDSC, if applicable, if redeemed within one year of purchase. Class I shares are sold without a front-end sales charge or CDSC.

      Effective January 1, 2011, Virtus Mutual Funds impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statements of additional information. The fees collected will be used to offset certain expenses of the Funds.

      Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service fees under a Board-approved 12b-1 and shareholder service plan and has exclusive voting rights with respect to this plan. Class I shares are not subject to a 12b-1 plan. Income and other expenses and realized and unrealized gains and losses of the Fund are borne pro rata by the holders of each class of shares.

2.    SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.

      A.    SECURITY VALUATION:

            Security Valuation procedures for the Fund have been approved by the Board of Trustees. All internally fair valued securities, referred to below, are approved by a valuation committee approved under the direction of the Board of Trustees.

                       VIRTUS REAL ESTATE SECURITIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

-     Level 1 -- quoted prices in active markets for identical securities

-     Level 2 -- prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

-     Level 3 -- prices determined using significant unobservable inputs
                 (including the valuation committee's own assumptions in determining the fair value of investments)

A description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the valuation committee, are generally categorized as Level 3 in the hierarchy.

Certain foreign securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the New York Stock Exchange ("NYSE")) that may impact the value of securities traded in these foreign markets. In such cases the Fund fair values foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, Financial Futures, Exchange Traded Funds, and certain Indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain Foreign Common Stocks may occur on a frequent basis.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over the counter (OTC) derivative contracts, which include forward currency contracts and equity linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value determined as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) each business day and are categorized as Level 1 in the hierarchy.

Short-term Notes having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market and are generally categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Fund's major categories of assets and liabilities which primarily include investments of the Fund by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs

                       VIRTUS REAL ESTATE SECURITIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

      or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B.    SECURITY TRANSACTIONS AND RELATED INCOME:

      Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

      Dividend income is recorded using management's estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

C.    INCOME TAXES:

      The Fund is treated as a separate taxable entity. It is the policy of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

      The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

      The Fund has adopted the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from the adoption of this authoritative guidance. The Fund does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months. The Fund files tax returns as prescribed by the tax laws of the jurisdictions in which they operate. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable. As of March 31, 2011, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations is from the year 2007 forward (with limited exceptions).

D.    DISTRIBUTIONS TO SHAREHOLDERS:

      Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

                       VIRTUS REAL ESTATE SECURITIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

      E.    EXPENSES:

            Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more appropriately made.

3. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS ($ REPORTED IN THOUSANDS EXCEPT AS NOTED)

      A.    ADVISER:

            Virtus Investment Advisers, Inc. ("VIA," the "Adviser"), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. ("Virtus"), is the Adviser to the Fund.

            For managing, or directing the management of, the investments of each Fund, the Adviser is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of the
            Fund: 0.75% of 1st $1 billion; 0.70% $1+ billion through $2 billion and 0.65% $2+ billion.

            The Adviser manages the Fund's investment program and general operations of the Fund, including oversight of the Fund's subadviser.

      B.    SUBADVISER:

            The subadviser manages the investments of the Fund for which it is paid a fee by the Adviser. Duff & Phelps Investment Management Co. ("Duff & Phelps") serves as the Fund's subadviser. Duff & Phelps is an indirect, wholly-owned subsidiary of Virtus.

      C.    EXPENSE RECAPTURE:

            The Adviser may recapture operating expenses waived or reimbursed under arrangements previously in effect, within three fiscal years following the end of the fiscal year in which such waiver or reimbursement occurred. The Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations at the time the fees were waived. All or a portion of the following Adviser reimbursed expenses may be recaptured by the end of the fiscal year shown below:

                                  EXPIRATION DATE
                              ------------------------
                                  2011        TOTAL
                              -----------   ----------
                                  $832         $832

      D.    DISTRIBUTOR:

            As the distributor of the Fund's shares, VP Distributors, Inc. ("VP Distributors"), an indirect wholly-owned subsidiary of Virtus, has advised the Fund that for the six months (the "period") ended March 31, 2011, it retained Class A net commissions of $29; Class B deferred sales charges of $8; and Class C deferred sales charges of $2.

            In addition, the Fund pays VP Distributors distribution and/or service fees under Board-approved 12b-1 and shareholder service plans, at the annual rate of 0.25% for Class A shares, 1.00% for Class B shares, and 1.00% for Class C shares applied to the average daily net assets of each respective class. Class I shares are not subject to a 12b-1 plan.

            Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on

                          VIRTUS REAL ESTATE SECURITIES
                 FUND NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

            the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.

      E.    ADMINISTRATION AND TRANSFER AGENT SERVICES:

            VP Distributors serves as the Administrator to the Fund. For the period ended March 31, 2011, VP Distributors received administration fees totaling $505 which are included in the Statement of Operations. A portion of these fees is paid to outside entities that also provide services to the Fund.

            VP Distributors also serves as the Trust's transfer agent. For the period ended March 31, 2011, VP Distributors received transfer agent fees totaling $1,338 which are included in the Statement of Operations. A portion of these fees is paid to outside entities that also provide services to the Fund.

      F.    AFFILIATED SHAREHOLDERS:

            At March 31, 2011, Virtus, its affiliates, Bank of Montreal (a minority investor in Virtus) and its affiliates, and the retirement plans of Virtus and its affiliates, held shares of the Fund which may be redeemed at any time that aggregated the following:

                                            AGGREGATE       NET ASSET
                                              SHARES          VALUE
                                          -------------   -------------
                  Class I shares             794,541         $23,550


      4.    PURCHASES AND SALES OF SECURITIES ($ REPORTED IN THOUSANDS)


            Purchases and sales of investment securities for the Fund (excluding U.S. Government securities or agency securities and short-term securities) during the period ended March 31, 2011, were as follows:

                                        LONG-TERM
                          ---------------------------------
                              PURCHASES            SALES
                          -----------------   -------------
                               $263,426         $ 236,625

            There were no purchases or sales of long-term U.S. Government or agency securities.

      5.    10% SHAREHOLDERS

            As of March 31, 2011, the Fund had individual shareholder accounts and/or omnibus shareholder accounts (comprised of a group of individual shareholders), which in each case individually amounted to more than 10% of the total shares outstanding of the Fund as detailed below. The shareholders are not affiliated with Virtus.

                                % OF             NUMBER
                               SHARES              OF
                             OUTSTANDING        ACCOUNTS
                          ------------------  -------------
                                 26%               2

      6.    CREDIT RISK AND ASSET CONCENTRATIONS

            The Fund may invest a high percentage of its assets in specific sectors of the market in its pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

                          VIRTUS REAL ESTATE SECURITIES
                 FUND NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

7.    INDEMNIFICATIONS

      Under the Fund's organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these arrangements.

8.    FEDERAL INCOME TAX INFORMATION ($ REPORTED IN THOUSANDS)

      At March 31, 2011, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows:

                                                          NET UNREALIZED
            FEDERAL        UNREALIZED      UNREALIZED      APPRECIATION
           TAX COST       APPRECIATION   (DEPRECIATION)   (DEPRECIATION)
          -------------  --------------  --------------  ----------------
            $730,411        $407,547        $(42,225)        $365,322

      The Fund has capital loss carryovers which may be used to offset future capital gains as follows:

                    2017             2018            TOTAL
                 -------------  --------------  --------------
                  $ 34,344        $ 107,534        $ 141,878

      The Fund may not realize the benefit of these losses to the extent the Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.

9.    RECENT ACCOUNTING PRONOUNCEMENT

      In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2010-06, "Improving Disclosures about Fair Value Measurements." ASU No. 2010-06 will require reporting entities to make new disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2010. At this time, management is evaluating the implications of ASU No. 2010-06 and its impact on the financial statements has not been determined.

10.   SUBSEQUENT EVENT EVALUATIONS

      Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available for issuance, and has determined that the following subsequent event requires recognition or disclosure in the financial statements.

      Effective April 18, 2011, BNY Mellon Investment Servicing (US), Inc. became sub-transfer agent for the Virtus Mutual Funds, replacing the prior sub-transfer agent.

              CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS
                            BY THE BOARD OF TRUSTEES
                                   (UNAUDITED)

      The Board of Trustees of the Trust, along with the Boards of Trustees of the other trusts in the Virtus Mutual Funds family of funds (collectively, the "Board"), is responsible for determining whether to approve the establishment and continuation of each investment advisory and sub-advisory agreement (each, an "Agreement") applicable to the Virtus Mutual Funds (collectively, the "Funds"). At meetings held on November 17-18, 2010, the Board, including a majority of the Trustees who are not interested persons as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, considered and approved the continuation of each Agreement, as further discussed below. In approving each Agreement, the Board determined that the continued retention of the applicable adviser or subadviser was in the best interests of the Funds and their shareholders. The Trustees considered each Fund separately, though they also collectively took into account those interests that all the Funds had in common.

      In reaching their decisions, the Board considered information furnished throughout the year at regular Board meetings as well as information prepared specifically in connection with the annual review process. During the review process, the Board received assistance and advice from, and met separately with, independent legal counsel. The Board's determination contemplated a number of factors that the Trustees believed, in light of the legal advice furnished to them as well as their own business judgment, to be relevant. Some of the factors that the Board considered are described below, although the Trustees did not identify any particular information or factor as controlling but instead considered the Agreements in the totality of the circumstances. Each individual Trustee may have evaluated the information presented differently, giving different weights to different factors.

      NATURE, EXTENT AND QUALITY OF SERVICES

      The majority of the Funds(1) are managed using a "manager of managers" structure that generally involves the use of one or more subadvisers to manage some or all of a Fund's portfolio. Under this structure, Virtus Investment Advisers, Inc. ("VIA") is responsible for evaluating and selecting subadvisers on an ongoing basis and for making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Agreement with VIA, therefore, the Trustees considered VIA's process for supervising and managing the Funds' subadvisers, including (a) VIA's ability to select and monitor the subadvisers; (b) VIA's ability to provide the services necessary to monitor the subadvisers' compliance with the Funds' respective investment objectives, policies and restrictions as well as provide other oversight activities; and (c) VIA's ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (d) the experience, capability and integrity of VIA's management and other personnel; (e) the financial position of VIA; (f) the quality of VIA's own regulatory and legal compliance policies, procedures and systems; (g) the nature, extent and quality of administrative and other services provided by VIA to the Funds; and (h) VIA's supervision of the Funds' other service providers. Finally, the Board also noted the extent of benefits that are provided to Fund shareholders as a result of being part of the family of Virtus Mutual Funds, including the right to exchange investments between Funds within the same class without a sales charge, the ability to reinvest Fund dividends into other Funds and the right to combine holdings in other Funds to obtain a reduced sales charge.

1 During the period being reported, the only Funds that did not employ a manager of managers structure were Virtus Growth & Income Fund, which is a series of Virtus Equity Trust; and Virtus Alternatives Diversifier Fund and Virtus CA Tax-Exempt Bond Fund, each of which is a series of Virtus Opportunities Trust. VIA acted as the adviser for these Funds without employing a subadviser, and the Board considered the VIA Agreement with respect to these Funds in that context.

              CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS
                      BY THE BOARD OF TRUSTEES (CONTINUED)
                                  (UNAUDITED)

      With respect to the sub-advisory Agreements, the Board noted that each full-service subadviser(2) provided portfolio management, compliance with the respective Fund's investment policies and procedures, compliance with applicable securities laws and assurances thereof. In considering the renewal of the sub-advisory Agreements, therefore, the Board considered each subadviser's investment management process, including (a) the experience, capability and integrity of the subadviser's management and other personnel committed by the subadviser to its respective Fund(s); (b) the financial position of the subadviser; (c) the quality and commitment of the subadviser's regulatory and legal compliance policies, procedures and systems; and (d) the subadviser's brokerage and trading practices.

      After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and each subadviser were reasonable and beneficial to the Funds and their shareholders.

      INVESTMENT PERFORMANCE

      The Board placed significant emphasis on its consideration of the investment performance of the Funds, in view of its importance to shareholders, and evaluated Fund performance in the context of the special considerations that a manager-of-managers structure requires. The Board also considered that VIA continued to be proactive in seeking to replace and/or add subadvisers as necessary, with a view toward improving Fund performance over the long term.

      While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing such performance was given to a report (the "Lipper Report") for the Funds prepared by Lipper Inc. ("Lipper") and furnished specifically for the contract renewal process. (Lipper is an independent provider of investment company data retained by the Funds for this purpose.) The Lipper Report presented each Fund's short-term and long-term performance relative to a peer group of other mutual funds and relevant benchmarks, as selected by Lipper. The Board considered the composition of each peer group, selection criteria and the appropriateness of the benchmark used for each Fund. The Board also assessed each Fund's performance in the context of its review of the fees and expenses of each Fund as well as VIA's profitability.

      The Board noted that while many of the Funds had generally performed in line with their respective benchmarks and peer groups during the periods measured, some of the Funds had underperformed in comparison with their respective benchmarks and/or peer groups. Where significant, the Board extensively considered the performance of the underperforming Funds and the reasons for the performance issues. The Board discussed the possible reasons for the underperformance with VIA, and spoke with representatives from VIA regarding plans to monitor and address performance issues during the coming year.

      The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Funds' overall investment performance was reasonable, and concluded that VIA's and each subadviser's performance record and process in managing the Funds merited approval of the continuation of the Agreements. However, the Board noted that certain Funds' performance would continue to be closely monitored and it expected that if performance over a longer period of time did not improve, the adviser would recommend that the subadviser be replaced in a timely manner.

2 F-Squared Investments, Inc. is the subadviser to Virtus AlphaSectorSM Rotation Fund but provides limited services in this role. The Board considered both the VIA Agreement and the applicable sub-advisory Agreement in this context. (F-Squared Institutional Advisors, LLC provides limited services as the subadviser to Virtus Premium AlphaSectorSM Fund, Virtus Allocator Premium AlphaSectorSM Fund and Virtus Global Premium AlphaSectorSM Fund, but because those Funds are new, the Board did not consider their Agreements at the same time as the other Agreements.)

             CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS
                      BY THE BOARD OF TRUSTEES (CONTINUED)
                                  (UNAUDITED)

      PROFITABILITY

      The Board also considered the level of profits realized by VIA and its affiliates in connection with the operation of the Funds. In this regard, the Board reviewed the analysis presented regarding the overall profitability of VIA for its management of the Virtus Mutual Funds, as well as its profits and those of its affiliates for managing and providing other services to each Fund. In addition to the fees paid to VIA and its affiliates, the Trustees considered any other benefits derived by VIA or its affiliates from their relationship with the Funds. Specific attention was paid to the methodology used to allocate costs to each Fund, in recognition of the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this regard, the Board noted that the allocations appeared reasonable, and concluded that the profitability to VIA from each Fund was reasonable in light of the quality of all services rendered to the Funds by VIA and its affiliates.

      The Board did not separately review profitability information for each subadviser, noting that the sub-advisory fees are paid by VIA rather than the Funds, so that Fund shareholders are not directly impacted by those fees.

      MANAGEMENT FEES AND TOTAL EXPENSES

      In evaluating the management fees and total expenses of each Fund, the Board reviewed information provided by VIA and comparisons to other funds in each Fund's peer group as presented in the Lipper Report. The Board noted that certain Funds had higher gross expenses when expressed as a percentage of net assets than those of such Funds' larger peers, which the Trustees considered in the context of these Funds' expectations for future growth. With respect to Virtus Alternatives Diversifier Fund, the Board also noted that as part of the contract renewal process VIA had agreed to eliminate its management fee. The Board also noted that several of the Funds had fee waivers and/or expense caps in place to limit the total expenses incurred by the Funds and their shareholders, and in connection with the contract renewal process VIA had agreed to institute such an arrangement with respect to Virtus High Yield Fund. Based upon the information presented by VIA and Lipper, the Trustees then determined, in the exercise of their business judgment, that the management fees charged by VIA and the total expenses of the Funds were reasonable, both on an absolute basis and in comparison with the fees and expenses of other funds in each Fund's peer group and the industry at large.

      The Board did not receive comparative fee information relating specifically to sub-advisory fees, in light of the fact that the sub-advisory fees are paid by VIA and not by the Funds, so that Fund shareholders are not directly impacted by those fees.

      ECONOMIES OF SCALE

      The Board noted that the management fees for several of the Funds included breakpoints based on assets under management, and that fee waivers and/or expense caps were also in place for several of the Funds. The Board determined that VIA and the Funds likely would achieve certain economies of scale, particularly in relationship to certain fixed costs, and that shareholders of the Funds would have an opportunity to benefit from these economies of scale.

      In considering the sub-advisory Agreements, the Board also considered the existence of any economies of scale and whether they would be passed along to the Funds' shareholders, but noted that any such economies would likely be generated at the Fund level rather than at the subadviser level.

VIRTUS OPPORTUNITIES TRUST
101 Munson Street
Greenfield, MA 01301-9668

TRUSTEES                                      INVESTMENT ADVISER
George R. Aylward                             Virtus Investment Advisers, Inc.
Leroy Keith, Jr.                              100 Pearl Street
Philip R. McLoughlin, Chairman                Hartford, CT 06103-4506
Geraldine M. McNamara
James M. Oates                                PRINCIPAL UNDERWRITER
Richard E. Segerson                           VP Distributors, Inc.
Ferdinand L.J. Verdonck                       100 Pearl Street
                                              Hartford, CT 06103-4506
OFFICERS
George R. Aylward, President                  TRANSFER AGENT
Francis G. Waltman, Senior Vice President     VP Distributors, Inc.
Nancy J. Engberg, Vice President and          100 Pearl Street
   Chief Compliance Officer                   Hartford, CT 06103-4506
W. Patrick Bradley, Chief Financial Officer
   and Treasurer                              CUSTODIAN
Kevin J. Carr, Vice President, Chief Legal    PFPC Trust Company
   Officer, Counsel and Secretary             (A Bank of New York Mellon Company)
                                              8800 Tinicum Boulevard
                                              Philadelphia, PA 19153-3111

                                              HOW TO CONTACT US
                                              Mutual Fund Services                 1-800-243-1574
                                              Adviser Consulting Group             1-800-243-4361
                                              Telephone Orders                     1-800-367-5877
                                              Text Telephone                       1-800-243-1926
                                              Web site                                 VIRTUS.COM


IMPORTANT NOTICE TO SHAREHOLDERS

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

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
                                                                      PRSRT STD
                                                                    U.S. POSTAGE
                                                                        PAID
                                                                      LANCASTER
                                                                         PA
                                                                     PERMIT1793

                           [VIRTUS MUTUAL FUNDS LOGO]

                                 P.O. Box 9874
                            Providence RI 02940-8074

For more information about
Virtus mutual funds, please call
your financial  representative,
contact us at 1-800-243-2574
or VIRTUS.COM

                                 (VIRTUS LOGO)                       Semiannual
                                                                          Report

                  Virtus Allocator Premium AlphaSector(SM) Fund
                       Virtus AlphaSector(SM) Rotation Fund
                   Virtus Global Premium AlphaSector(SM) Fund
                       Virtus Premium AlphaSector(SM) Fund
                      Virtus Alternatives Diversifier Fund

TRUST NAME:                      March 31, 2011              (SINGN UP LOGO)
VIRTUS
OPPORTUNITIES
TRUST

NO BANK GUARANTEE                NOT FDIC INSURED            MAY LOSE VALUE

                               TABLE OF CONTENTS

Message to Shareholders...................................................................1
Disclosure of Fund Expenses...............................................................2
Key Investment Terms......................................................................5
Portfolio Holdings Summary Weightings.....................................................6

                                                                                  SCHEDULE
                                                                                     OF
FUND                                                                            INVESTMENTS
  Virtus Allocator Premium AlphaSector(SM) Fund
    ("Allocator Premium AlphaSector(SM) Fund")............................................7
  Virtus AlphaSector(SM) Rotation Fund
    ("AlphaSector(SM) Rotation Fund").....................................................8
  Virtus Global Premium AlphaSector(SM) Fund
    ("Global Premium AlphaSector(SM) Fund")...............................................9
  Virtus Premium AlphaSector(SM) Fund
    ("Premium AlphaSector(SM) Fund").....................................................10
  Virtus Alternatives Diversifier Fund
    ("Alternatives Diversifier Fund")....................................................11
Statement of Assets and Liabilities......................................................12
Statement of Operations..................................................................14
Statement of Changes in Net Assets.......................................................16
Financial Highlights.....................................................................20
Notes to Financial Statements............................................................24
Consideration of Advisory and Subadvisory Agreements by the Board of Trustees............37

--------------------------------------------------------------------------------

PROXY VOTING PROCEDURES AND VOTING RECORD (FORM N-PX)
The adviser and subadvisers vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

FORM N-Q INFORMATION
The Trust files a complete schedule of portfolio holdings for each Fund with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

--------------------------------------------------------------------------------

This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund's record and other pertinent information.

                            MESSAGE TO SHAREHOLDERS

Dear Fellow Shareholders of Virtus Mutual Funds:

The last six months - especially the first quarter of this year - provided a textbook lesson in the unpredictable nature of capital markets and the importance of maintaining a disciplined investment approach. Investors were reminded that it is impossible to predict the events that might influence market performance or how the market will react to such events.

The markets faced a number of unusual challenges around the world, including Japan's recent earthquake and social unrest in the critical oil regions of North Africa and the Middle East. At the same time, the equities markets benefited from the stabilizing effects of the second round of quantitative easing, the Federal Reserve's (the "Fed's") gradual purchase of $600 billion in U.S. Treasuries initiated last November. Confidence replaced concern, and investors started moving out of "safe haven" fixed income securities into equities.

Investors who stayed the course were rewarded for their perseverance. The S&P 500(R) Index, a broad measure of U.S. stock market performance, gained 17.3% for the six months ended March 31, 2011, and 5.92% in the first quarter alone - its best opening quarter since 1998. Fixed income markets generated more modest returns as interest rates inched higher. The Barclays Capital U.S. Aggregate Bond Index, which measures the performance of the taxable bond market, had performance of (0.88)% for the six months ended March 31, 2011, and a gain of 0.42% in the first quarter of 2011.

It is clear the U.S. economic recovery is gathering speed. We are seeing signs of improvement in manufacturing, the labor market and consumer spending. GDP is growing and corporate earnings are on the rise. Certainly, this news is positive but challenges remain: higher oil prices, a depressed housing market, and some concern that interest rates may start to increase after the Fed's Treasury purchases end in June.

At times of uncertainty, diversification takes on greater importance. While diversification cannot guarantee a profit or prevent loss, owning a variety of asset classes can help cushion your portfolio against market volatility. Your financial adviser can help you ensure your portfolio is adequately diversified. You may also want to visit our website, www.virtus.com, to learn about the full range of Virtus Mutual Funds, including some new investment strategies that may be used to diversify a core portfolio.

As always, thank you for investing with Virtus. Our investment team is committed to your financial success.

Sincerely,

-S- George R. Aylward
George R. Aylward
President, Virtus Mutual Funds

MAY 2011

WHENEVER YOU HAVE QUESTIONS ABOUT YOUR ACCOUNT, OR REQUIRE ADDITIONAL INFORMATION, PLEASE VISIT US ON THE WEB AT WWW.VIRTUS.COM OR CALL OUR SHAREOWNER SERVICE GROUP TOLL-FREE AT 1-800-243-1574.

PERFORMANCE DATA QUOTED REPRESENTS PAST RESULTS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN PERFORMANCE SHOWN ABOVE.

                           VIRTUS OPPORTUNITIES TRUST
                          DISCLOSURE OF FUND EXPENSES
   FOR THE SIX-MONTH PERIOD OF OCTOBER 1, 2010 TO MARCH 31, 2011 (UNAUDITED)

     We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Virtus Opportunities Trust Fund (each, a "Fund") you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. Class I shares are sold without sales charges. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The following Expense Table illustrates your Fund's costs in two ways.

ACTUAL EXPENSES

     The first section of the accompanying table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The second section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second section of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

                           VIRTUS OPPORTUNITIES TRUST
                    DISCLOSURE OF FUND EXPENSES (CONTINUED)
   FOR THE SIX-MONTH PERIOD OF OCTOBER 1, 2010 TO MARCH 31, 2011 (UNAUDITED)

EXPENSE TABLE
---------------------------------------------------------------------------------------------------------------------------
                                                                 Beginning      Ending                            Expenses
                                                                  Account       Account         Annualized          Paid
                                                                   Value         Value           Expense           During
                                                              October 1, 2010  March 31, 2011     Ratio           Period*
---------------------------------------------------------------------------------------------------------------------------
ALLOCATOR PREMIUM ALPHASECTOR(SM) FUND
---------------------------------------------------------------------------------------------------------------------------
ACTUAL
Class A                                                            $1,000.00     $1,032.00        1.75%             $ 8.87
Class C                                                             1,000.00      1,032.00        2.50               12.67
Class I                                                             1,000.00      1,032.00        1.50                7.60
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A                                                             1,000.00      1,016.09        1.75                8.84
Class C                                                             1,000.00      1,012.31        2.50               12.62
Class I                                                             1,000.00      1,017.36        1.50                7.57
HYPOTHETICAL (5% RETURN BEFORE EXPENSES SINCE INCEPTION)+
Class A                                                             1,000.00      1,001.33        1.75                0.72
Class C                                                             1,000.00      1,001.03        2.50                1.03
Class I                                                             1,000.00      1,001.44        1.50                0.62
---------------------------------------------------------------------------------------------------------------------------
ALPHASECTOR(SM) ROTATION FUND
---------------------------------------------------------------------------------------------------------------------------
ACTUAL
Class A                                                            $1,000.00     $1,159.80        1.05%             $ 5.65
Class C                                                             1,000.00      1,155.30        1.80                9.67
Class I                                                             1,000.00      1,161.30        0.80                4.31
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A                                                             1,000.00      1,019.63        1.05                5.30
Class C                                                             1,000.00      1,015.85        1.80                9.09
Class I                                                             1,000.00      1,020.89        0.80                4.04
---------------------------------------------------------------------------------------------------------------------------
GLOBAL PREMIUM ALPHASECTOR(SM) FUND
---------------------------------------------------------------------------------------------------------------------------
ACTUAL
Class A                                                            $1,000.00     $1,050.00        1.75%             $ 8.94
Class C                                                             1,000.00      1,050.00        2.50               12.78
Class I                                                             1,000.00      1,051.00        1.50                7.67
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A                                                             1,000.00      1,016.10        1.75                8.83
Class C                                                             1,000.00      1,012.31        2.50               12.62
Class I                                                             1,000.00      1,017.36        1.50                7.57
HYPOTHETICAL (5% RETURN BEFORE EXPENSES SINCE INCEPTION)+
Class A                                                             1,000.00      1,001.33        1.75                0.72
Class C                                                             1,000.00      1,001.03        2.50                1.03
Class I                                                             1,000.00      1,001.44        1.50                0.62
---------------------------------------------------------------------------------------------------------------------------

                           VIRTUS OPPORTUNITIES TRUST
                    DISCLOSURE OF FUND EXPENSES (CONTINUED)
   FOR THE SIX-MONTH PERIOD OF OCTOBER 1, 2010 TO MARCH 31, 2011 (UNAUDITED)

EXPENSE TABLE
-----------------------------------------------------------------------------------------------------------------
                                                    Beginning           Ending                           Expenses
                                                     Account            Account       Annualized          Paid
                                                      Value              Value         Expense           During
                                                October 1, 2010      March 31, 2011      Ratio           Period*
-----------------------------------------------------------------------------------------------------------------
PREMIUM ALPHASECTOR(SM) FUND
-----------------------------------------------------------------------------------------------------------------
ACTUAL
Class A                                              $1,000.00         $1,159.50        1.67%            $ 8.99
Class C                                               1,000.00          1,154.50        2.42              13.00
Class I                                               1,000.00          1,160.90        1.42               7.65
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A                                               1,000.00          1,016.50        1.67               8.43
Class C                                               1,000.00          1,012.71        2.42              12.22
Class I                                               1,000.00          1,017.76        1.42               7.17
-----------------------------------------------------------------------------------------------------------------
ALTERNATIVES DIVERSIFIER FUND
-----------------------------------------------------------------------------------------------------------------
ACTUAL
Class A                                              $1,000.00         $1,117.30        0.45%            $ 2.38
Class C                                               1,000.00          1,113.20        1.20               6.32
Class I                                               1,000.00          1,118.70        0.20               1.06
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A                                               1,000.00          1,022.66        0.45               2.27
Class C                                               1,000.00          1,018.87        1.20               6.06
Class I                                               1,000.00          1,023.92        0.20               1.01
-----------------------------------------------------------------------------------------------------------------

----------

+ Inception date is March 15, 2011. Expenses are equal to the Fund's annualized expense ratio, which includes waived fees and reimbursed fees, if applicable, multiplied by the average account value over the period, multiplied by the number of days (15) expenses were accrued, then divided by 365 days to reflect the period since inception.

* Expenses are equal to the relevant Funds' annualized expense ratio, which includes waived fees, reimbursed expenses, dividends and interest on short sales, if applicable, multiplied by the average account value over the period, multiplied by the number of days (182) expenses were accrued in the most recent fiscal half-year, then divided by 365 days to reflect the one-half year period.

     For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher.

     You can find more information about the Funds' expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the prospectus.

                              KEY INVESTMENT TERMS

EXCHANGE-TRADED FUNDS (ETF)

Portfolios of stocks or bonds that track a specific market index.

FUND OF FUNDS

A mutual fund that invests in the shares of other open-end mutual funds according to an established asset allocation model, resulting in a diversified portfolio of asset classes and investment strategies appropriate for pursuit of the overall investment objective.

ISHARES

Represents shares of an open-end Exchange-Traded Fund.

QUANTITATIVE EASING
A government monetary policy occasionally used to increase the money supply by buying government securities or other securities from the market. Quantitative easing increases the money supply by flooding financial institutions with capital in an effort to promote increased lending and liquidity.

                           VIRTUS OPPORTUNITIES TRUST
                     PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS
                            MARCH 31, 2011 (UNAUDITED)

For each Fund, the following tables present portfolio holdings within certain sectors or countries and as a percentage of total investments attributable to each sector.

---------------------------------------------------------------------
                      ALLOCATOR PREMIUM ALPHASECTOR(SM) FUND
                      --------------------------------------

Exchange-Traded Funds                                              98%
Other (includes short-term investments)                             2
                                                                -----
Total                                                             100%
                                                                =====

---------------------------------------------------------------------

---------------------------------------------------------------------
                          ALPHASECTOR(SM) ROTATION FUND
                          -----------------------------

Exchange-Traded Funds                                              77%
Other (includes short-term investments and
securities lending collateral)                                     23
                                                                -----
Total                                                             100%
                                                                =====

---------------------------------------------------------------------

---------------------------------------------------------------------
                       GLOBAL PREMIUM ALPHASECTOR(SM) FUND

Exchange-Traded Funds                                              95%
Other (includes short-term investments)                             5
                                                                -----
Total                                                             100%
                                                                =====

---------------------------------------------------------------------

---------------------------------------------------------------------
                           PREMIUM ALPHASECTOR(SM) FUND
                           ----------------------------

Exchange-Traded Funds                                              83%
Other (includes short-term investments and
securities lending collateral)                                     17
                                                                -----
Total                                                             100%
                                                                =====

---------------------------------------------------------------------

---------------------------------------------------------------------
                         ALTERNATIVES DIVERSIFIER FUND
                         -----------------------------

Equity Mutual Funds                                                53%
Exchange-Traded Funds                                              38
Fixed Income Mutual Funds                                           9
                                                                -----
Total                                                             100%
                                                                =====

---------------------------------------------------------------------

                  VIRTUS ALLOCATOR PREMIUM ALPHASECTOR(SM) FUND
                            SCHEDULE OF INVESTMENTS
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

                                          SHARES      VALUE
                                         --------    --------
EXCHANGE-TRADED FUNDS-93.8%
Consumer Discretionary
  Select Sector SPDR Fund                1,780       $     69
Consumer Staples Select
  Sector SPDR Fund                       2,300             69
Energy Select Sector
  SPDR Fund                                865             69
Financial Select Sector
  SPDR Fund                              4,120             68
Health Care Select Sector
  SPDR Fund                              2,080             69
Industrial Select Sector
  SPDR Fund                              1,810             68
iShares Barclays MBS
  Bond Fund                              1,165            123
iShares Dow Jones US Real
  Estate Index Fund                      1,450             86
iShares iBoxx $High Yield
  Corporate Bond Fund                    1,310            120
iShares Lehman 7-10 Year
  Treasury Bond Fund                     1,325            123
iShares MSCI EAFE(R)
  Index Fund                             3,545            213
iShares MSCI Emerging
  Markets Index Fund                     4,325            211
iShares S&P National
  Municipal Bond Fund                    1,205            120
Materials Select Sector
  SPDR Fund                              1,660             66
SPDR S&P 500 ETF
  Trust Series 1                           630             84
Technology Select Sector
  SPDR Fund                              2,530             66
Utilities Select Sector
  SPDR Fund                              2,200             70
-------------------------------------------------------------
TOTAL EXCHANGE-TRADED FUNDS
(IDENTIFIED COST $1,657)                                1,694
-------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS-93.8%
(IDENTIFIED COST $1,657)                                1,694
-------------------------------------------------------------
SHORT-TERM INVESTMENTS-2.3%
MONEY MARKET MUTUAL FUNDS-2.3%
Dreyfus Cash Management
  Fund - Institutional Shares
  (seven-day effective yield 0.110%)    40,535             41
-------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $41)                                      41
-------------------------------------------------------------
TOTAL INVESTMENTS-96.1%
(IDENTIFIED COST $1,698)                                1,735(1)
Other assets and liabilities, net-3.9%                     71
                                                    ---------
NET ASSETS-100.0%                                   $   1,806
                                                    =========

---------
ABBREVIATIONS:

ETF   Exchange-Traded Fund

SPDR  S&P Depositary Receipt

FOOTNOTE LEGEND:

(1)  Federal Income Tax Information: For tax information at March 31, 2011, see
     Note 11, Federal Income Tax Information in the Notes to Financial
     Statements.

The following table provides a summary of inputs used to value the Fund's investments as of March 31, 2011 (see Security Valuation Note 2A in the Notes to Financial Statements).

                                                    Total Value                 Level 1 -
                                                        at                       Quoted
                                                   March 31,2011                 Prices
                                                   -------------                ---------
INVESTMENTS IN SECURITIES:
Equity Securities:
  Exchange-Traded Funds                            $       1,694                $   1,694
  Short-Term Investments                                      41                       41
                                                   -------------                ---------
Total Investments                                  $       1,735                $   1,735
                                                   =============                =========

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

        For information regarding the Key Investment Terms, see page 5.

                       See Notes to Financial Statements

                       VIRTUS ALPHASECTOR(SM) ROTATION FUND
                            SCHEDULE OF INVESTMENTS
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

                                             SHARES             VALUE
                                            ---------          --------
EXCHANGE-TRADED FUNDS-99.8%
Consumer Discretionary
  Select Sector
  SPDR Fund(2)                              1,399,960          $ 54,613
Consumer Staples Select
  Sector SPDR Fund(2)                       1,811,950            54,250
Energy Select Sector
  SPDR Fund(2)                                697,880            55,698
Financial Select Sector
  SPDR Fund(2)                              3,232,750            53,049
Health Care Select Sector
  SPDR Fund(2)                              1,646,670            54,554
Industrial Select Sector
  SPDR Fund(2)                              1,463,170            55,132
Materials Select Sector
  SPDR Fund(2)                              1,394,900            55,838
Technology Select Sector
  SPDR Fund(2)                              2,112,560            55,074
Utilities Select Sector
  SPDR Fund(2)                              1,704,520            54,374
-----------------------------------------------------------------------
TOTAL EXCHANGE-TRADED FUNDS
(IDENTIFIED COST $418,543)                                      492,582
-----------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS-99.8%
(IDENTIFIED COST $418,543)                                      492,582
-----------------------------------------------------------------------
SHORT-TERM INVESTMENTS-0.4%
MONEY MARKET MUTUAL FUNDS-0.4%
BlackRock Liquidity Funds
  TempFund Portfolio -
  Institutional Shares
  (seven-day effective
  yield 0.150%)                             1,972,646             1,973
-----------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,973)                                          1,973
-----------------------------------------------------------------------
SECURITIES LENDING COLLATERAL-29.8%
BlackRock Institutional
  Money Market Trust
  (seven-day effective
  yield 0.252%)(3)                          9,903,216            9,903
BlackRock Liquidity Funds
  TempCash Portfolio -
  Institutional Shares
  (seven-day effective
  yield 0.160%)(3)                        136,995,653           136,996
-----------------------------------------------------------------------
TOTAL SECURITIES LENDING COLLATERAL
(IDENTIFIED COST $146,899)                                      146,899
-----------------------------------------------------------------------
TOTAL INVESTMENTS-130.0%
(IDENTIFIED COST $567,415)                                     641,454(1)
Other assets and liabilities,
net-(30.0)%                                                    (147,941)
                                                             ----------
NET ASSETS-100.0%                                              $493,513
                                                             ==========

----------
ABBREVIATION:
SPDR   S&P Depositary Receipt

FOOTNOTE LEGEND:

(1)  Federal Income Tax Information: For tax information at March 31, 2011, see
     Note 11, Federal Income Tax Information in the Notes to Financial
     Statements.

(2)  All or a portion of security is on loan.

(3) Represents security purchased with cash collateral received for securities on loan.

The following table provides a summary of inputs used to value the Fund's investments as of March 31, 2011 (see Security Valuation Note 2A in the Notes to Financial Statements).

                                          Total Value            Level 1 -         Level 2 -
                                              at                 Quoted           Significant
                                         March 31, 2011          Prices         Observable Inputs
                                         --------------        -----------      ------------------
INVESTMENTS IN SECURITIES:
Equity Securities:
  Exchange-Traded Funds                  $      492,582        $   492,582      $               --
  Securities Lending Collateral                 146,899            136,996                   9,903
  Short-Term Investments                          1,973              1,973                      --
                                         --------------        -----------      ------------------
Total Investments                        $      641,454        $   631,551      $            9,903
                                         ==============        ===========      ==================

There are no Level 3 (significant unobservable inputs) priced securities.

        For information regarding the Key Investment Terms, see page 5.

                       See Notes to Financial Statements

                    VIRTUS GLOBAL PREMIUM ALPHASECTOR(SM) FUND
                            SCHEDULE OF INVESTMENTS
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

                                               SHARES             VALUE
                                              -------          ----------
EXCHANGE-TRADED FUNDS-93.2%
Consumer Discretionary
  Select Sector SPDR Fund                       1,620          $       63
Consumer Staples Select
  Sector SPDR Fund                              2,100                  63
Energy Select Sector
  SPDR Fund                                       810                  65
Financial Select Sector
  SPDR Fund                                     3,720                  61
Health Care Select Sector
  SPDR Fund                                     1,900                  63
Industrial Select Sector
  SPDR Fund                                     1,680                  63
iShares MSCI EAFE(R)
  Index Fund                                    3,490                 210
iShares MSCI Emerging
  Markets Index Fund                            4,740                 231
Materials Select Sector
  SPDR Fund                                     1,550                  62
Technology Select Sector
  SPDR Fund                                     2,310                  60
Utilities Select Sector
  SPDR Fund                                     1,950                  62
-------------------------------------------------------------------------
TOTAL EXCHANGE-TRADED FUNDS
(IDENTIFIED COST $955)                                              1,003
-------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS-93.2%
(IDENTIFIED COST $955)                                              1,003
-------------------------------------------------------------------------
SHORT-TERM INVESTMENTS-4.5%
MONEY MARKET MUTUAL FUNDS-4.5%
Dreyfus Cash Management
  Fund - Institutional Shares
  (seven-day effective
  yield 0.110%)                                48,196                  48
-------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $48)                                                  48
-------------------------------------------------------------------------
TOTAL INVESTMENTS-97.7%
(IDENTIFIED COST $1,003)                                            1,051(1)
Other assets and liabilities, net-2.3%                                 25
                                                               ----------
NET ASSETS-100.0%                                              $    1,076
                                                               ==========

----------
ABBREVIATION:
SPDR   S&P Depositary Receipt

FOOTNOTE LEGEND:
(1)  Federal Income Tax Information: For tax information at March 31, 2011, see
     Note 11, Federal Income Tax Information in the Notes to Financial
     Statements.

The following table provides a summary of inputs used to value the Fund's investments as of March 31, 2011 (see Security Valuation Note 2A in the Notes to Financial Statements).

                                       Total Value            Level 1 -
                                           at                  Quoted
                                      March 31, 2011           Prices
                                     ----------------       ------------
INVESTMENTS IN SECURITIES:
Equity Securities:
  Exchange-Traded Funds              $          1,003        $     1,003
  Short-Term Investments                           48                 48
                                     ----------------        -----------
Total Investments                    $          1,051        $     1,051
                                     =================       ===========

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

        For information regarding the Key Investment Terms, see page 5.

                       See Notes to Financial Statements

                       VIRTUS PREMIUM ALPHASECTOR(SM) FUND
                            SCHEDULE OF INVESTMENTS
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

                                               SHARES             VALUE
                                              ---------        ----------
EXCHANGE-TRADED FUNDS-98.8%
Consumer Discretionary
  Select Sector
  SPDR Fund(2)                                3,139,000        $  122,452
Consumer Staples Select
  Sector SPDR Fund(2)                         4,106,600           122,952
Energy Select Sector
  SPDR Fund(2)                                1,611,600           128,622
Financial Select Sector
  SPDR Fund(2)                                7,259,400           119,127
Health Care Select Sector
  SPDR Fund(2)                                3,728,300           123,518
Industrial Select Sector
  SPDR Fund(2)                                3,277,400           123,492
Materials Select Sector
  SPDR Fund(2)                                3,067,700           122,800
Technology Select Sector
  SPDR Fund                                   4,558,700           118,845
Utilities Select Sector
  SPDR Fund(2)                                3,798,300           121,166
-------------------------------------------------------------------------
TOTAL EXCHANGE-TRADED FUNDS
(IDENTIFIED COST $1,040,257)                                    1,102,974
-------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS-98.8%
(IDENTIFIED COST $1,040,257)                                    1,102,974
-------------------------------------------------------------------------
SHORT-TERM INVESTMENTS-0.7%
MONEY MARKET MUTUAL FUNDS-0.7%
BlackRock Liquidity Funds
  TempFund Portfolio -
  Institutional Shares
  (seven-day effective
  yield 0.150%)                               8,368,313             8,368
-------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $8,368)                                            8,368
-------------------------------------------------------------------------
SECURITIES LENDING COLLATERAL-19.5%
BlackRock Institutional
  Money Market Trust
  (seven-day effective
  yield 0.252%)(3)                           14,729,989         $  14,730
BlackRock Liquidity Funds
  TempCash Portfolio -
  Institutional Shares
  (seven-day effective
  yield 0.160%)(3)                          203,766,572           203,767
-------------------------------------------------------------------------
TOTAL SECURITIES LENDING COLLATERAL
(IDENTIFIED COST $218,497)                                        218,497
-------------------------------------------------------------------------
TOTAL INVESTMENTS-119.0%
(IDENTIFIED COST $1,267,122)                                 1,329,839(1)
Other assets and liabilities,
net-(19.0)%                                                     (212,197)
                                                             ------------
NET ASSETS-100.0%                                            $  1,117,642
                                                             ============

----------
ABBREVIATION:
SPDR  S&P Depositary Receipt

FOOTNOTE LEGEND:
(1) Federal Income Tax Information: For tax information at March 31, 2011, see Note 11, Federal Income Tax Information in the Notes to Financial Statements.

(2)  All or a portion of security is on loan.

(3) Represents security purchased with cash collateral received for securities on loan.

The following table provides a summary of inputs used to value the Fund's investments as of March 31, 2011 (see Security Valuation Note 2A in the Notes to Financial Statements).


                                          Total Value          Level 1 -          Level 2 -
                                               at              Quoted            Significant
                                         March 31, 2011        Prices         Observable Inputs
                                         -------------      -------------       ---------------
INVESTMENTS IN SECURITIES:
Equity Securities:
  Exchange-Traded Funds                  $   1,102,974      $   1,102,974       $       --
  Securities Lending Collateral                218,497            203,767           14,730
  Short-Term Investments                         8,368              8,368               --
                                         -------------      -------------       ----------
Total Investments                        $   1,329,839      $   1,315,109       $   14,730
                                         =============      =============       ==========

There are no Level 3 (significant unobservable inputs) priced securities.

        For information regarding the Key Investment Terms, see page 5.

                       See Notes to Financial Statements

                      VIRTUS ALTERNATIVES DIVERSIFIER FUND
                            SCHEDULE OF INVESTMENTS
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

                                                  SHARES              VALUE
                                                 ---------           --------
MUTUAL FUNDS(3)-62.3%
EQUITY FUNDS-53.0%
Virtus Global Infrastructure
 Fund Class I                                    2,921,200           $ 34,675
Virtus International Real
 Estate Securities Fund
 Class I                                         3,667,954             22,851
Virtus Market Neutral
 Fund Class I                                    3,859,678             38,365
Virtus Real Estate
 Securities Class I                                794,541             23,550
                                                                     --------
                                                                      119,441
                                                                     --------
FIXED INCOME FUNDS-9.3%
Virtus Senior Floating
 Rate Fund Class I                               2,122,693             21,036
-----------------------------------------------------------------------------
TOTAL MUTUAL FUNDS
(IDENTIFIED COST $127,936)                                            140,477
-----------------------------------------------------------------------------

EXCHANGE-TRADED FUNDS-37.5%
iShares S&P North American
 Natural Resources Sector
 Index Fund                                        537,700             25,191
PowerShares DB
 Commodity Index
 Tracking Fund(2)                                1,209,600             36,905
PowerShares DB G10
 Currency Harvest Fund(2)                          922,870             22,481
-----------------------------------------------------------------------------
TOTAL EXCHANGE-TRADED FUNDS
(IDENTIFIED COST $69,683)                                              84,577
-----------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS-99.8%
(IDENTIFIED COST $197,619)                                            225,054
-----------------------------------------------------------------------------
SHORT-TERM INVESTMENTS-0.1%
MONEY MARKET MUTUAL FUNDS-0.1%
BlackRock Liquidity Funds
 TempFund Portfolio -
 Institutional Shares
 (seven-day effective
 yield 0.150%)                                     331,522                332
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $332)                                                    332
-----------------------------------------------------------------------------
TOTAL INVESTMENTS-99.9%
(IDENTIFIED COST $197,951)                                            225,386(1)
Other assets and liabilities,
net-0.1%                                                                  211
                                                                   ----------
NET ASSETS-100.0%                                                  $  225,597
                                                                   ==========

----------
FOOTNOTE LEGEND:

(1) Federal Income Tax Information: For tax information at March 31, 2011, see
    Note 11, Federal Income Tax Information in the Notes to Financial
    Statements.

(2) Non-income producing.

(3) Affiliated Fund.

The following table provides a summary of inputs used to value the Fund's investments as of March 31, 2011 (see Security Valuation Note 2A in the Notes to Financial Statements).

                                             Total Value       Level 1 -
                                                 at             Quoted
                                            March 31, 2011      Prices
                                            --------------    ----------
INVESTMENTS IN SECURITIES:
Equity Securities:
 Exchange-Traded Funds                       $   84,577       $  84,577
 Mutual Funds                                   140,477         140,477
 Short-Term Investments                             332             332
                                             ----------       ---------
Total Investments                            $  225,386       $ 225,386
                                             ==========       =========

  There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

        For information regarding the Key Investment Terms, see page 5.

                       See Notes to Financial Statements

                           VIRTUS OPPORTUNITIES TRUST
                      STATEMENT OF ASSETS AND LIABILITIES
                           MARCH 31, 2011 (UNAUDITED)

(Reported in thousands except shares and per share amounts)

                                                                                          ALLOCATOR PREMIUM
                                                                                            ALPHASECTOR(SM)
                                                                                                FUND
                                                                                          -----------------
ASSETS
Investment in securities at value(1)(2).........................................          $     1,735
Investment in affiliated funds at value(3).......................................                  --
Receivables
 Investment securities sold......................................................                 179
 Fund shares sold ...............................................................                 172
 Receivable from adviser.........................................................                   4
 Dividends and interest receivable...............................................                  --(4)
Trustee retainer ................................................................                  --
Prepaid expenses ................................................................                  --
                                                                                          -----------
   Total assets .................................................................               2,090
                                                                                          -----------
LIABILITIES
Cash overdraft ..................................................................                  --
Payables
 Fund shares repurchased.........................................................                  --
 Investment securities purchased.................................................                 280
 Collateral on securities loaned.................................................                  --
 Dividend distributions .........................................................                  --
 Investment advisory fee.........................................................                  --
 Distribution and service fees...................................................                  --(4)
 Administration fee .............................................................                  --(4)
 Transfer agent fees and expenses................................................                  --(4)
 Trustees' fee and expenses......................................................                  --(4)
 Professional fee ...............................................................                   2
 Other accrued expenses..........................................................                   2
                                                                                          -----------
   Total liabilities.............................................................                 284
                                                                                          -----------
NET ASSETS ......................................................................         $     1,806
                                                                                          ===========
NET ASSETS CONSIST OF:
 Capital paid in on shares of beneficial interest................................         $     1,767
 Accumulated undistributed net investment income (loss)..........................                   2
 Accumulated undistributed net realized gain (loss)..............................                  --(4)
 Net unrealized appreciation (depreciation) on investments.......................                  37
                                                                                          -----------
NET ASSETS ......................................................................         $     1,806
                                                                                          ===========
CLASS A
Net asset value (net assets/shares outstanding) per share........................         $     10.32
Maximum offering price per share NAV/(1-5.75%)...................................         $     10.95
Shares of beneficial interest outstanding, no par value, unlimited
 authorization...................................................................              32,613
Net Assets ......................................................................         $       337
CLASS C
Net asset value (net assets/shares outstanding) and offering price per share.....         $     10.32
Shares of beneficial interest outstanding, no par value, unlimited
 authorization...................................................................              10,000
Net Assets ......................................................................         $       103
CLASS I
Net asset value (net assets/shares outstanding) and offering price per share.....         $     10.32
Shares of beneficial interest outstanding, no par value, unlimited
 authorization...................................................................             132,297
Net Assets ......................................................................         $     1,366

---------
(1) Investment in securities at cost.............................................         $     1,698
(2) Market value of securities on loan...........................................                  --
(3) Investments in affiliated funds at cost......................................                  --
(4) Amount is less than $500 (not reported in thousands).

                       See Notes to Financial Statements

                           VIRTUS OPPORTUNITIES TRUST
                STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

 ALPHASECTOR(SM)               GLOBAL PREMIUM                 PREMIUM              ALTERNATIVES
   ROTATION                    ALPHASECTOR(SM)             ALPHASECTOR(SM)         DIVERSIFIER
     FUND                           FUND                        FUND                    FUND
-----------------             -----------------            ---------------         -------------
$       641,454                 $       1,051                $ 1,329,839            $    84,909

             --                            --                         --                140,477

             --                            --                         --                    500
          2,001                            25                     37,309                    674
             --                             4                         --                     28
             30                            --(4)                      57                     --(4)
              4                            --                          6                      2
             42                            --                         93                     25
---------------                 -------------                -----------             ----------
        643,531                         1,080                  1,367,304                226,615
---------------                 -------------                -----------             ----------

            645                            --                         --                     --(4)

          1,817                            --                        880                    781
             --                            --                     28,857                     --
        146,899                            --                    218,497                     --
             --(4)                         --                         --                     --
            185                            --                        868                     --
            172                            --(4)                     252                     92
             58                            --(4)                     108                     26
            147                            --(4)                     145                     86
             --                            --(4)                      --                     --
             55                             2                         15                     17
             40                             2                         40                     16
---------------                 -------------                -----------             ----------
        150,018                             4                    249,662                  1,018
---------------                 -------------                -----------             ----------
$       493,513                 $       1,076                $ 1,117,642             $  225,597
===============                 =============                ===========             ==========

$       432,621                 $       1,025                $ 1,052,303             $  285,864
            735                             2                      1,112                    729
        (13,882)                            1                      1,510                (88,431)
         74,039                            48                     62,717                 27,435
---------------                 -------------                -----------             ----------
$       493,513                 $       1,076                $ 1,117,642             $  225,597
===============                 =============                ===========             ==========

$         11.69                 $       10.50                $     12.88             $    11.05
$         12.40                 $       11.14                $     13.67             $    11.72
     19,169,155                        10,000                 41,592,172              9,541,608
$       224,101                 $         105                $   535,635             $  105,410

$         11.58                 $       10.50                $     12.82             $    10.94
     14,289,307                        12,381                 17,714,241              7,589,368
$       165,523                 $         130                $   227,092             $   82,990

$         11.69                 $       10.51                $     12.89             $    11.06
      8,885,916                        80,000                 27,534,496              3,363,817
$       103,889                 $         841                $   354,915             $   37,197
$       567,415                 $       1,003                $ 1,267,122             $   70,015
        142,894                            --                    212,317                     --
             --                            --                         --                127,936

                       See Notes to Financial Statements

                           VIRTUS OPPORTUNITIES TRUST
                            STATEMENT OF OPERATIONS
                  SIX MONTHS ENDED MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

                                                                                ALLOCATOR PREMIUM
                                                                                  ALPHASECTOR(SM)
                                                                                     FUND(2)
                                                                                -----------------
INVESTMENT INCOME
  Dividends ...........................................................               $  2
  Dividend income from affiliated funds................................                 --
  Security lending ....................................................                 --
                                                                                      ----
   Total investment income ............................................                  2
                                                                                      ----
EXPENSES
  Investment advisory fees ............................................                  1
  Service fees, Class A ...............................................                 --(1)
  Distribution and service fees, Class C...............................                 --(1)
  Administration fees .................................................                 --(1)
  Transfer agent fee and expenses .....................................                 --(1)
  Custodian fees ......................................................                 --(1)
  Printing fees and expenses ..........................................                 --(1)
  Professional fees ...................................................                  2
  Registration fees ...................................................                  2
  Trustees' fee and expenses ..........................................                 --(1)
  Miscellaneous expenses ..............................................                 --(1)
                                                                                      ----
   Total expenses .....................................................                  5
  Less expenses reimbursed and/or waived by investment adviser
   and/or distributor..................................................                 (5)
                                                                                      ----
    Net expenses ......................................................                 --
                                                                                      ----
  NET INVESTMENT INCOME (LOSS) ........................................                  2
                                                                                      ----
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on investments .............................                 --(1)
  Net realized gain (loss) on affiliated funds ........................                 --
  Capital gain distributions from affiliated funds ....................                 --
  Capital gain distributions from non-affiliated funds ................                 --
  Net change in unrealized appreciation (depreciation) on
   investments.........................................................                 37
                                                                                      ----
  NET GAIN (LOSS) ON INVESTMENTS ......................................                 37
                                                                                      ----
Net increase (decrease) in net assets resulting from operations .......               $ 39
                                                                                      ====

----------
(1) Amount is less than $500 (not reported in thousands).

(2) Inception date for the Fund is March 15, 2011.

                       See Notes to Financial Statements

                           VIRTUS OPPORTUNITIES TRUST
                      STATEMENT OF OPERATIONS (CONTINUED)
                  SIX MONTHS ENDED MARCH 31, 2011 (UNAUDITED)

  ALPHASECTOR(SM)        GLOBAL PREMIUM      PREMIUM          ALTERNATIVES
    ROTATION             ALPHASECTOR(SM)  ALPHASECTOR(SM)     DIVERSIFIER
      FUND                  FUND(2)            FUND               FUND
---------------         --------------    --------------     --------------
    $     4,918             $   2           $  6,531              $   257
             --                --                 --                3,751
            115                --                123                   --
    -----------             -----           --------              -------
          5,033                 2              6,654                4,008
    -----------             -----           --------              -------

          1,011                 1              2,706                   39
            248                --(1)             324                  135
            717                --(1)             520                  419
            317                --(1)             346                  160
            367                --(1)             317                  208
              5                --(1)               7                    3
             37                --(1)              41                   18
             58                 2                 14                   11
             45                 2                 40                   23
             16                --(1)              12                    8
             20                --(1)               7                   12
    -----------             -----           --------             --------
          2,841                 5              4,334                1,036

            (83)               (5)                (1)                (255)
    -----------             -----           --------             --------
          2,758                --              4,333                  781
    -----------             -----           --------             --------
          2,275                 2              2,321                3,227
    -----------             -----           --------             --------

         20,875                 1              2,290               (1,195)
             --                --                 --                 (650)
             --                --                 --                1,404
              1                --                  1                   --
         43,165                48             58,515               22,152
    -----------             -----           --------             --------
         64,041                49             60,806               21,711
    -----------             -----           --------             --------
    $    66,316             $  51           $ 63,127             $ 24,938
    ===========             =====           ========             ========

                       See Notes to Financial Statements

                           VIRTUS OPPORTUNITIES TRUST
                       STATEMENT OF CHANGES IN NET ASSETS

($ reported in thousands)

                                                                                          --------------------------------------
                                                                                          ALLOCATOR PREMIUM ALPHASECTOR(SM) FUND
                                                                                          --------------------------------------
                                                                                                 FROM INCEPTION MARCH 15,
                                                                                                  2011 TO MARCH 31, 2011
                                                                                                      (UNAUDITED)
                                                                                          --------------------------------------
INCREASE/(DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)........................................................                       $     2
Net realized gain (loss)............................................................                            --(1)
                                                                                                           -------
Net change in unrealized appreciation (depreciation)................................                            37
                                                                                                           -------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.........................                            39
                                                                                                           -------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income, Class A......................................................                            --
Net investment income, Class C......................................................                            --
Net investment income, Class I......................................................                            --
                                                                                                           -------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS...........................                            --
                                                                                                           -------
FROM SHARE TRANSACTIONS (SEE NOTE 5)
Change in net assets from share transactions, Class A...............................                           332
Change in net assets from share transactions, Class C...............................                           100
Change in net assets from share transactions, Class I...............................                         1,335
                                                                                                           -------
INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS...........................                         1,767
                                                                                                           -------
NET INCREASE (DECREASE) IN NET ASSETS...............................................                         1,806

NET ASSETS
Beginning of period.................................................................                            --
                                                                                                           -------
END OF PERIOD.......................................................................                         1,806
                                                                                                           =======
Accumulated undistributed net investment income (loss) at end of period.............                       $     2

------------
(1) Amount is less than $500 (not reported in thousands).

                       See Notes to Financial Statements

                           VIRTUS OPPORTUNITIES TRUST
                       STATEMENT OF CHANGES IN NET ASSETS(CONTINUED)

      ALPHASECTOR(SM) ROTATION FUND                    GLOBAL PREMIUM ALPHASECTOR(SM) FUND
------------------------------------------             -----------------------------------
  SIX MONTHS
    ENDED                                                       FROM INCEPTION
   MARCH 31,                   YEAR ENDED                      MARCH 15, 2011 TO
     2011                     SEPTEMBER 30,                      MARCH 31, 2011
  (UNAUDITED)                     2010                            (UNAUDITED)
  ----------                  ------------            ---------------------------------

$     2,275                   $     3,659                        $         2
     20,876                       (16,759)                                 1
     43,165                        26,684                                 48
-----------                   -----------                        -----------
     66,316                        13,584                                 51
-----------                   -----------                        -----------
     (1,955)                         (805)                                --
       (943)                          (97)                                --
     (1,207)                         (520)                                --
-----------                   -----------                        -----------
     (4,105)                       (1,422)                                --
-----------                   -----------                        -----------
      4,371                       149,521                                100
     12,477                        88,764                                125
    (23,506)                      109,673                                800
-----------                   -----------                        -----------
     (6,658)                      347,958                              1,025
-----------                   -----------                        -----------
     55,553                       360,120                              1,076

    437,960                        77,840                                 --
----- -----                   -----------                        -----------
$   493,513                   $   437,960                        $     1,076
===========                   ===========                        ===========
$       735                   $     2,565                        $         2

                       See Notes to Financial Statements

                           VIRTUS OPPORTUNITIES TRUST
                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

($ reported in thousands)

                                                                                     PREMIUM ALPHASECTOR(SM) FUND
                                                                           --------------------------------------------
                                                                           SIX MONTHS
                                                                              ENDED
                                                                            MARCH 31,                         YEAR ENDED
                                                                               2011                         SEPTEMBER 30,
                                                                           (UNAUDITED)                           2010
                                                                           ----------                       ------------
INCREASE/(DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)........................................      $     2,321                       $        604
Net realized gain (loss)............................................            2,291                               (217)
Net change in unrealized appreciation (depreciation)................           58,515                              4,202
                                                                          -----------                       ------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.........           63,127                              4,589
                                                                          -----------                       ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income, Class A......................................           (1,040)                                --
Net investment income, Class C......................................             (274)                                --
Net investment income, Class I......................................             (499)                                --
Net realized short-term gains, Class A..............................             (310)                                --
Net realized short-term gains, Class C..............................             (121)                                --
Net realized short-term gains, Class I..............................             (133)                                --
                                                                          -----------                       ------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS...........           (2,377)                                --
                                                                          -----------                       ------------
FROM SHARE TRANSACTIONS (SEE NOTE 5)
Change in net assets from share transactions, Class A...............          414,516                             86,114
Change in net assets from share transactions, Class C...............          184,623                             28,722
Change in net assets from share transactions, Class I...............          314,424                             23,904
                                                                          -----------                       ------------
INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS...........          913,563                            138,740
                                                                          -----------                       ------------
NET INCREASE (DECREASE) IN NET ASSETS...............................          974,313                            143,329
NET ASSETS
Beginning of period.................................................          143,329                                 --
                                                                          -----------                       ------------
END OF PERIOD.......................................................      $ 1,117,642                       $    143,329
                                                                          ===========                       ============
Accumulated undistributed net investment income (loss) at end of
 period.............................................................      $     1,112                       $        604

                       See Notes to Financial Statements

                           VIRTUS OPPORTUNITIES TRUST
                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

 ALTERNATIVES DIVERSIFIER FUND
 -----------------------------
  SIX MONTHS
     ENDED
   MARCH 31,       YEAR ENDED
     2011         SEPTEMBER 30,
 (UNAUDITED)          2010
--------------    ------------
$        3,227    $   3,976
          (441)     (13,282)
        22,152       29,546
--------------    ---------
        24,938       20,240
--------------    ---------
        (1,588)      (3,206)
          (949)      (1,519)
          (599)        (561)
            --           --
            --           --
            --           --
--------------    ---------
        (3,136)      (5,286)
--------------    ---------
       (20,127)     (59,963)
       (10,345)     (21,365)
         2,124       29,962
--------------    ---------
       (28,348)     (51,366)
--------------    ---------
        (6,546)     (36,412)


       232,143      268,555
--------------    ---------
$      225,597    $ 232,143
==============    =========

$          729    $     638

                       See Notes to Financial Statements

                           VIRTUS OPPORTUNITIES TRUST
                              FINANCIAL HIGHLIGHTS
           SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
                             THROUGHOUT EACH PERIOD


                                                     CAPITAL
                              NET                     GAINS          NET
                             ASSET                DISTRIBUTIONS   REALIZED             DIVIDENDS DISTRIBUTIONS               CHANGE
                            VALUE,       NET         RECEIVED        AND      TOTAL       FROM       FROM                      IN
                           BEGINNING  INVESTMENT       FROM      UNREALIZED    FROM       NET         NET                      NET
                              OF        INCOME      AFFILIATED      GAIN    INVESTMENT INVESTMENT  REALIZED        TOTAL      ASSET
                            PERIOD    (LOSS)(2)      FUNDS(2)      (LOSS)   OPERATIONS   INCOME      GAINS     DISTRIBUTIONS  VALUE
                           ---------------------------------------------------------------------------------------------------------
-------------------------
ALLOCATOR PREMIUM
ALPHASECTOR(SM) FUND
-------------------------
CLASS A
3/15/11(6) to 3/31/11(11)  $  10.00       0.01           --         0.31         0.32        --        --            --        0.32

CLASS C
3/15/11(6) to 3/31/11(11)  $  10.00       0.01           --         0.31         0.32        --        --            --        0.32

CLASS I
3/15/11(6) to 3/31/11(11)  $  10.00       0.01           --         0.31         0.32        --        --            --        0.32
-------------------------
ALPHASECTOR(SM)
ROTATION FUND
-------------------------
CLASS A
10/1/10 to 3/31/11(11)     $  10.18       0.06           --         1.56         1.62     (0.11)       --         (0.11)       1.51
10/1/09 to 9/30/10             9.34       0.14           --         0.76         0.90     (0.06)       --         (0.06)       0.84
10/1/08 to 9/30/09             9.95       0.15           --        (0.48)       (0.33)    (0.15)    (0.13)        (0.28)      (0.61)
10/1/07 to 9/30/08            12.81       0.18         0.29        (2.92)       (2.45)    (0.24)    (0.17)        (0.41)      (2.86)
8/1/07 to 9/30/07             12.91       0.02           --         0.53         0.55     (0.03)    (0.62)        (0.65)      (0.10)
8/1/06 to 7/31/07             11.89       0.20         0.60         0.86         1.66     (0.42)    (0.22)        (0.64)       1.02
8/1/05 to 7/31/06             12.07       0.15         0.12         0.40         0.67     (0.16)    (0.69)        (0.85)      (0.18)

CLASS C
10/1/10 to 3/31/11(11)     $  10.09       0.03           --         1.53         1.56     (0.07)       --         (0.07)       1.49
10/1/09 to 9/30/10             9.29       0.07           --         0.75         0.82     (0.02)       --         (0.02)       0.80
10/1/08 to 9/30/09             9.88       0.08           --        (0.45)       (0.37)    (0.09)    (0.13)        (0.22)      (0.59)
10/1/07 to 9/30/08            12.74       0.09         0.30        (2.92)       (2.53)    (0.16)    (0.17)        (0.33)      (2.86)
8/1/07 to 9/30/07             12.85         --(5)        --         0.54         0.54     (0.03)    (0.62)        (0.65)      (0.11)
8/1/06 to 7/31/07             11.84       0.10         0.60         0.86         1.56     (0.33)    (0.22)        (0.55)       1.01
8/1/05 to 7/31/06             12.02       0.06         0.12         0.40         0.58     (0.07)    (0.69)        (0.76)      (0.18)

CLASS I
10/1/10 to 3/31/11(11)     $  10.18       0.08           --         1.55         1.63     (0.12)       --         (0.12)       1.51
10/1/09(6) to 9/30/10          9.11       0.20           --         0.94         1.14     (0.07)       --         (0.07)       1.07
------------------------
GLOBAL PREMIUM
ALPHASECTOR(SM) FUND
------------------------
CLASS A
3/15/11(6) to 3/31/11(11)  $  10.00       0.02           --         0.48         0.50        --        --            --        0.50

CLASS C
3/15/11(6) to 3/31/11(11)  $  10.00       0.01           --         0.49         0.50        --        --            --        0.50

CLASS I
3/15/11(6) to 3/31/11(11)  $  10.00       0.02           --         0.49         0.51        --        --            --        0.51

                       See Notes to Financial Statements

                           VIRTUS OPPORTUNITIES TRUST
                        FINANCIAL HIGHLIGHTS (CONTINUED)
           SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
                             THROUGHOUT EACH PERIOD

                                                                   RATIO OF           RATIO OF
                                                 RATIO OF           GROSS               NET
                                                   NET            EXPENSES          INVESTMENT
       NET                         NET          OPERATING        TO AVERAGE           INCOME
      ASSET                       ASSETS,        EXPENSES            NET              (LOSS)
      VALUE,                       END              TO              ASSETS              TO
       END                         OF            AVERAGE       (BEFORE WAIVERS        AVERAGE        PORTFOLIO
       OF        TOTAL            PERIOD           NET                AND                NET         TURNOVER
     PERIOD     RETURN(1)     (IN THOUSANDS)    ASSETS(8)     REIMBURSEMENTS)(8)       ASSETS          RATE
 --------------------------------------------------------------------------------------------------------------
  $    10.32       3.20%(4)    $        337       1.75%(3)         12.54%(3)          2.88%(3)        16%(4)

  $    10.32       3.20%(4)    $        103       2.50%(3)         12.20%(3)          2.69%(3)        16%(4)

  $    10.32       3.20%(4)    $      1,366       1.50%(3)         11.13%(3)          3.09%(3)        16%(4)

  $    11.69      15.98%(4)    $    224,101       1.05%(3)          1.05%(3)          1.16%(3)        58%(4)
       10.18       9.63             192,375       1.06              1.06              1.41           245
        9.34      (2.81)             37,722       0.64              0.64              1.80           131
        9.95     (19.66)             41,396       0.21(7)           0.45              1.57            23
       12.81       4.23(4)           58,663       0.26(3)           0.49(3)           0.72(3)          2(4)
       12.91      14.16              56,857       0.06              0.45              1.54            43
       11.89       5.76              51,755       0.20(7)           0.45              1.25            74

  $    11.58      15.53%(4)    $    165,523       1.80%(3)          1.91%(3)          0.53%(3)        58%(4)
       10.09       8.79             133,453       1.81              1.81              0.68           245
        9.29      (3.41)             40,118       1.38              1.38              1.03           131
        9.88     (20.35)             50,007       0.96(7)           1.20              0.81            23
       12.74       4.17(4)           77,181       1.01(3)           1.24(3)          (0.03)(3)         2(4)
       12.85      13.29              76,049       0.80              1.20              0.79            43
       11.84       4.99              75,168       0.96(7)           1.19              0.48            74

  $    11.69      16.13%(4)    $    103,889       0.80%(3)          0.80%(3)          1.38%(3)        58%(4)
       10.18      12.63(4)          112,132       0.83(3)           0.83(3)           2.04(3)          245

  $    10.50       5.00%(4)    $        105       1.75%(3)         12.72%(3)          4.07%(3)         3%(4)

  $    10.50       5.00%(4)    $        130       2.50%(3)         13.46%(3)          3.32%(3)         3%(4)

  $    10.51       5.10%(4)    $        841       1.50%(3)         12.47%(3)          4.32%(3)         3%(4)

                       See Notes to Financial Statements

                           VIRTUS OPPORTUNITIES TRUST
                        FINANCIAL HIGHLIGHTS (CONTINUED)
           SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
                             THROUGHOUT EACH PERIOD



                                                     CAPITAL
                              NET                     GAINS          NET
                             ASSET                DISTRIBUTIONS   REALIZED             DIVIDENDS DISTRIBUTIONS               CHANGE
                            VALUE,       NET         RECEIVED        AND      TOTAL       FROM       FROM                     IN
                           BEGINNING  INVESTMENT       FROM      UNREALIZED    FROM       NET         NET                     NET
                              OF        INCOME      AFFILIATED      GAIN    INVESTMENT  INVESTMENT REALIZED        TOTAL     ASSET
                            PERIOD    (LOSS)(2)      FUNDS(2)      (LOSS)   OPERATIONS    INCOME     GAINS     DISTRIBUTIONS VALUE

                           --------------------------------------------------------------------------------------------------------
----------------------
PREMIUM
ALPHASECTOR(SM) FUND
---------------------
CLASS A
10/1/10 to 3/31/11(11)    $  11.17       0.06           --            1.72      1.78      (0.05)     (0.02)       (0.07)      1.71
7/1/10(6) to 9/30/10         10.00       0.12           --            1.05      1.17         --         --           --       1.17

CLASS C
10/1/10 to 3/31/11(11)    $  11.15       0.02           --            1.71      1.73      (0.04)     (0.02)       (0.06)      1.67
7/1/10(6) to 9/30/10         10.00       0.09           --            1.06      1.15         --         --           --       1.15

CLASS I
10/1/10 to 3/31/11(11)    $  11.17       0.09           --            1.71      1.80      (0.06)     (0.02)       (0.08)      1.72
7/1/10(6) to 9/30/10         10.00       0.11           --            1.06      1.17         --         --           --       1.17
----------------------
ALTERNATIVES
DIVERSIFIER FUND
----------------------
CLASS A
10/1/10 to 3/31/11(11)    $  10.05       0.16         0.06            0.94      1.16      (0.16)        --        (0.16)      1.00
10/1/09 to 9/30/10            9.43       0.18         0.02            0.64      0.84      (0.22)        --        (0.22)      0.62
10/1/08 to 9/30/09           10.62       0.13         0.01           (1.22)    (1.08)     (0.11)        --        (0.11)     (1.19)
10/1/07 to 9/30/08           11.80       0.10         0.11           (1.25)    (1.04)     (0.14)        --        (0.14)     (1.18)
8/1/07 to 9/30/07            11.15       0.03           --            0.69      0.72      (0.01)     (0.06)       (0.07)      0.65
8/1/06 to 7/31/07            10.63       0.18         0.13            0.41(9)   0.72      (0.20)        --(5)     (0.20)      0.52
11/30/05(6) to 7/31/06       10.00       0.08         0.02            0.57      0.67      (0.04)        --        (0.04)      0.63

CLASS C
10/1/10 to 3/31/11(11)    $   9.95       0.12         0.06            0.93      1.11      (0.12)        --        (0.12)      0.99
10/1/09 to 9/30/10            9.34       0.10         0.02            0.64      0.76      (0.15)        --        (0.15)      0.61
10/1/08 to 9/30/09           10.50       0.07         0.01           (1.19)    (1.11)     (0.05)        --        (0.05)     (1.16)
10/1/07 to 9/30/08           11.70       0.02         0.12           (1.27)    (1.13)     (0.07)        --        (0.07)     (1.20)
8/1/07 to 9/30/07            11.07       0.02           --            0.68      0.70      (0.01)     (0.06)       (0.07)      0.63
8/1/06 to 7/31/07            10.58       0.11         0.14            0.38(9)   0.63      (0.14)        --(5)     (0.14)      0.49
11/30/05(6) to 7/31/06       10.00       0.03         0.04            0.54      0.61      (0.03)        --        (0.03)      0.58

CLASS I
10/1/10 to 3/31/11(11)    $  10.06       0.18         0.07            0.92      1.17      (0.17)        --        (0.17)      1.00
10/1/09(6) to 9/30/10         9.27       0.18         0.01            0.84      1.03      (0.24)        --        (0.24)      0.79

------------
FOOTNOTE LEGEND

(1) Sales charges, where applicable, are not reflected in the total return calculation.

(2)  Computed using average shares outstanding.

(3)  Annualized.

(4)  Not annualized.

(5)  Amount is less than $0.005.

(6)  Inception date.

(7) Due to a change in expense ratio, the ratio shown is a blended expense ratio.

                       See Notes to Financial Statements

                           VIRTUS OPPORTUNITIES TRUST
                        FINANCIAL HIGHLIGHTS (CONTINUED)
           SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
                             THROUGHOUT EACH PERIOD

                                                                   RATIO OF           RATIO OF
                                                 RATIO OF           GROSS               NET
                                                   NET            EXPENSES           INVESTMENT
       NET                         NET          OPERATING        TO AVERAGE           INCOME
      ASSET                       ASSETS,        EXPENSES            NET              (LOSS)
      VALUE,                       END              TO              ASSETS              TO
       END                         OF            AVERAGE       (BEFORE WAIVERS        AVERAGE        PORTFOLIO
       OF        TOTAL            PERIOD           NET                AND                NET         TURNOVER
      PERIOD    RETURN(1)     (IN THOUSANDS)    ASSETS(8)     REIMBURSEMENTS)(8)       ASSETS          RATE
--------------------------------------------------------------------------------------------------------------
   $   12.88       15.95%(4)   $  535,635     1.67%(3)(10)     1.66%(3)              0.97%(3)          64%(4)
       11.17       11.70(4)        88,916     1.70(3)          1.83(3)               4.64(3)           47(4)

   $   12.82       15.45%(4)   $  227,092     2.42%(3)(10)     2.46%(3)              0.30%(3)          64%(4)
       11.15       11.50(4)        29,864     2.45(3)          2.67(3)               3.51(3)           47(4)

   $   12.89       16.09%(4)   $  354,915     1.42%(3)(10)     1.41%(3)              1.41%(3)          64%(4)
       11.17       11.70(4)        24,549     1.45(3)          1.75(3)               4.02(3)           47(4)

   $   11.05       11.73%(4)   $  105,410     0.45%(3)         0.68%(3)              3.04%(3)           3%(4)
       10.05        8.91          115,081     0.45             0.75                  1.87               4
        9.43      (10.00)         167,472     0.29             0.58                  1.62              20
       10.62       (8.94)         267,294     0.31             0.52                  0.89              32
       11.80        6.45(4)       109,620     0.34(3)          0.54(3)               1.74(3)           18(4)
       11.15        6.76           95,230     0.26             0.51                  1.61              11
       10.63        6.72(4)         1,231     0.20(3)         31.52(3)               1.11(3)           81(4)

   $   10.94       11.32%(4)   $   82,990     1.20%(3)         1.42%(3)              2.32%(3)           3%(4)
        9.95        8.06           85,330     1.20             1.50                  1.07               4
        9.34      (10.55)         101,083     1.04             1.33                  0.91              20
       10.50       (9.71)         137,964     1.06             1.27                  0.14              32
       11.70        6.32(4)        68,343     1.09(3)          1.29(3)               0.99(3)           18(4)
       11.07        6.01           60,669     1.01             1.26                  0.93              11
       10.58        6.16(4)           581     0.95(3)         46.88(3)               0.38(3)           81(4)

   $   11.06       11.87%(4)   $   37,197     0.20%(3)         0.42%(3)              3.40%(3)           3%(4)
       10.06       11.11(4)        31,732     0.20(3)          0.51(3)               1.83(3)            4

------------
(8) The Funds will also indirectly bear their prorated share of expenses of the underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.

(9) The amount shown for a share outstanding throughout the period does not accord with the aggregate net loss on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

(10) See Note 3C in the Notes to Financial Statements for information on recapture of expense previously waived.

(11) Unaudited.

                       See Notes to Financial Statements

                           VIRTUS OPPORTUNITIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           MARCH 31, 2011 (UNAUDITED)

1. ORGANIZATION Virtus Opportunities Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940 ("1940 Act"), as amended, as an open-end management investment company.

     As of the date of this report, 22 funds are offered for sale (each a "Fund"), of which five are reported in this semiannual report.

     Each Fund is diversified and has a distinct investment objective. The Funds have the following investment objectives.

                                                     INVESTMENT OBJECTIVE
                                               -------------------------------
     Allocator Premium AlphaSector(SM) Fund    Capital appreciation.
     AlphaSector(SM) Rotation Fund             Long-term capital appreciation.
     Global Premium AlphaSector(SM) Fund       Capital appreciation.
     Premium AlphaSector(SM) Fund              Long-term capital appreciation.
     Alternatives Diversifier Fund             Long-term capital appreciation.

     There is no guarantee that a Fund will achieve its objective.

     All the Funds offer Class A, Class C, and Class I shares. Class A shares of the Funds are sold with a front-end sales charge of up to 5.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 0.50% - 1% contingent deferred sales charge ("CDSC") may be imposed on certain redemptions made within a certain period following purchases on which a finder's fee has been paid. The period for which such CDSC applies for the Funds is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.

     Class C shares are generally sold with a 1% CDSC if redeemed within one year of purchase. Class I shares are sold without a front-end sales charge or CDSC.

     Effective January 1, 2011, Virtus Mutual Funds impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statements of additional information. The fees collected will be used to offset certain expenses of the Funds.

     Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service fees under a Board-approved 12b-1 and shareholder servicing plan and has exclusive voting rights with respect to this plan. Class I shares are not subject to a 12b-1 plan. Income and other expenses and realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.

                           VIRTUS OPPORTUNITIES TRUST
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

     A.   SECURITY VALUATION:

          Security valuation procedures for the Funds have been approved by the Board of Trustees. All internally fair valued securities, referred to below, are approved by a valuation committee appointed under the direction of the Board of Trustees.

          The Funds utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

          -    Level 1 - quoted  prices in active markets for identical
                         securities

          -    Level 2 - prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

          -    Level 3 - prices determined using significant unobservable inputs
                         (including the valuation committee's own assumptions in determining the fair value of investments)

          A description of the valuation techniques applied to the Funds' major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

          Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the valuation committee, are generally categorized as Level 3 in the hierarchy.

          Certain foreign securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the New York Stock Exchange ("NYSE")) that may impact the value of securities traded in these foreign markets. In such cases the Funds fair value foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, Financial Futures, Exchange Traded Funds, and certain Indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain Foreign Common Stocks may occur on a frequent basis.

          Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments such as Mortgage-Backed and Asset-Backed Securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally

                           VIRTUS OPPORTUNITIES TRUST
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

          fair valued by the valuation committee are generally categorized as Level 3 in the hierarchy.

          Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over the counter (OTC) derivative contracts, which include Forward Currency Contracts and Equity Linked Instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

          Investments in open-end mutual funds are valued at their closing net asset value determined as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) each business day and are categorized as Level 1 in the hierarchy.

          The Funds value their investments in the BlackRock Institutional Money Market Trust ("IMM Trust") at fair value, which is based upon the net asset value of the IMM Trust, calculated each day that the NYSE is open for business. Investments held by the IMM Trust are valued using amortized cost and the IMM Trust intends to comply with relevant maturity, portfolio quality and diversification requirements set forth in Rule 2a-7 ("2a-7"), as well as monitoring procedures called for by 2a-7. The IMM Trust is not registered under the 1940 Act, and is categorized as Level 2 in the hierarchy.

          Short-term Notes having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market and are generally categorized as Level 2 in the hierarchy.

          A summary of the inputs used to value the Funds' major categories of assets and liabilities, which primarily includes investments of the Fund, by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

     B.   SECURITY TRANSACTIONS AND RELATED INCOME:

          Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

          Dividend income is recorded using management's estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

     C.   INCOME TAXES:

          Each Fund is treated as a separate taxable entity. It is the policy of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

          The Trust may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

                           VIRTUS OPPORTUNITIES TRUST
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

          The Funds have adopted the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds have determined that there was no effect on the financial statements from the adoption of this authoritative guidance. The Funds do not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months. The Funds file tax returns as prescribed by the tax laws of the jurisdictions in which they operate. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable. As of March 31, 2011, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations is from the year 2007 forward (with limited exceptions).

     D.   DISTRIBUTIONS TO SHAREHOLDERS:

          Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

     E.   EXPENSES:

          Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more appropriately made.

          In addition to the Net Annual Operating Expenses that the Funds bear directly, the shareholders of the Funds indirectly bear the pro-rata expenses of the underlying mutual funds in which certain funds invest.

     F.   SECURITIES LENDING:

          Certain Funds may loan securities to qualified brokers through an agreement with Bank of New York Mellon ("BNY Mellon") or PFPC Trust Company ("PFPC"). Under the terms of agreement, each such Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged by BNY Mellon or PFPC for their services as securities lending agents and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.

                           VIRTUS OPPORTUNITIES TRUST
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

          At March 31, 2011, the following Funds had securities on loan (reported in thousands):

                                      MARKET VALUE    CASH COLLATERAL
                                      ------------    ---------------
AlphaSector(SM) Rotation Fund         $    142,894    $       146,899
Premium AlphaSector(SM) Fund               212,317            218,497

3.   INVESTMENT  ADVISORY  FEE  AND  RELATED  PARTY  TRANSACTIONS
     ($ REPORTED IN THOUSANDS  EXCEPT  AS  NOTED)

     A.   ADVISER:

          Virtus Investment Advisers, Inc. ("VIA," the "Adviser"), an indirect wholly-owned subsidiary of Virtus Investment Partners, Inc. ("Virtus"), is the Adviser to the Trust.

          For managing, or directing the management of, the investments of each Fund, the Adviser is entitled to a fee based upon the following annual rates:

               ALPHASECTOR(SM) ROTATION FUND - 0.45% of the first $1 billion of the average daily net assets and 0.40% of average daily net assets over one billion.

               ALLOCATOR PREMIUM ALPHASECTOR(SM) FUND AND THE GLOBAL PREMIUM ALPHASECTOR(SM) FUND - 1.10% for the first $2 billion, 1.05% for over $2 billion up to $4 billion and 1.00% for average daily net assets over $4 billion.

               PREMIUM ALPHASECTOR(SM) FUND - 1.10% of the average daily net assets.

               ALTERNATIVES DIVERSIFIER FUND - for the period of October 1, 2010 through November 30, 2010, the rate was 0.10% of the average daily net assets. Effective December 1, 2010, the adviser has discontinued this fee.

          The Adviser manages the Funds' investment programs and general operations of the Funds, including oversight of the Funds' subadvisers.

     B.   SUBADVISER:

          The subadvisers manage the investments of the Funds for which they are paid a fee by the Adviser. The subadvisers with respect to the Funds they serve are as follows:

                                                              SUBADVISER
                                                         --------------------
          Allocator Premium AlphaSector(SM) Fund         F-Squared LLC(1)(3)
          AlphaSector(SM) Rotation Fund                  F-Squared Inc.(2)(3)
          Global Premium AlphaSector(SM) Fund            F-Squared LLC(1)(3)
          Premium AlphaSector(SM) Fund                   F-Squared LLC(1)(3)

          ----------
          (1)  F-Squared  Institutional  Advisors,  LLC  ("F-Squared  LLC")

          (2)  F-Squared  Investments,  Inc.  ("F-Squared  Inc.")

          (3) F-Squared Inc. and/or F-Squared LLC (collectively "F-Squared") provides VIA with a proposed asset allocation among ETFs. Final allocations and trading for each Fund is conducted by VIA based on F-Squared's recommendations.

     C.   EXPENSE LIMITS AND FEE WAIVERS:

          The Adviser has voluntarily agreed to limit each Fund's total operating expenses (excluding taxes and extraordinary expenses), so that such expenses do not exceed the below percentages of the average daily net asset values for the following Funds. The Adviser may discontinue these voluntary expense caps at any time.

                                    CLASS A    CLASS C    CLASS I
                                    -------    -------    --------
Alternatives Diversifier Fund(1)     0.20%      0.20%       0.20%

                           VIRTUS OPPORTUNITIES TRUST
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

          The Adviser has contractually agreed to limit the following Funds' total operating expenses (excluding interest, taxes, and extraordinary expenses).

                                                                     THROUGH
                                          CLASS A  CLASS C  CLASS I   DATE
                                          -------  -------  -------  --------
          Allocator Premium
           AlphaSector(SM) Fund(2)           1.75%    2.50%    1.50% 3/31/12
          Global Premium
           AlphaSector(SM) Fund(2)           1.75     2.50     1.50  3/31/12
          Premium AlphaSector(SM) Fund(2)    1.70     2.45     1.45  6/30/11

          ----------
          (1)  Excluding 12b-1 fees and acquired Fund fees and expenses.

          (2)  Excluding acquired Fund fees and expenses.

          The Adviser may recapture operating expenses waived or reimbursed under this arrangement, within three fiscal years following the end of the fiscal year in which such waiver or reimbursement occurred. Each Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with applicable expense limitations. All or a portion of the following Adviser reimbursed expenses may be recaptured by the end of the fiscal year shown below.


                                                 EXPIRATION DATE
                                       -------------------------------------
                                        2011      2012      2013       TOTAL
                                       -----      ----      ----       -----
     AlphaSector(SM) Rotation Fund     $ 274      $ --      $ --       $274
     Premium AlphaSector(SM) Fund*        --        --        24         24
     Alternatives Diversifier Fund       571       775       770      2,116

     ----------

     *     ADVISER IS CURRENTLY RECAPTURING PREVIOUSLY WAIVED OR REIMBURSED
           EXPENSES.

     D.   DISTRIBUTOR:

          As the distributor of each Fund's shares, VP Distributors, Inc. ("VP Distributors"), an indirect wholly-owned subsidiary of Virtus, has advised the Funds that for the six months (the "period") ended March 31, 2011, it retained Class A net commissions of $348 and deferred sales charges of $2; and Class C deferred sales charges of $23.

          In addition, each Fund pays VP Distributors distribution and/or service fees under Board-approved 12b-1 and shareholder service plans as a percentage of the average daily net assets of each respective class at the annual rates as follows: Class A shares 0.25%(1); Class C shares 1.00%(2); Class I shares are not subject to a 12b-1 plan.

          Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a CDSC fee, the CDSC schedule of the original shares purchased continues to apply.

          (1) The Funds invest in ETFs. The Funds bear their proportionate share of any distribution and shareholder servicing fees of the ETFs.

          (2) The Funds' distributor has contractually agreed to waive its 12b-1 fees applicable to Class C Shares to the extent that the Funds' investments in underlying ETFs with their own 12b-1 fees would otherwise cause the total 12b-1 fees paid directly or indirectly by the Fund to exceed the limits set forth in applicable law or regulation.

                           VIRTUS OPPORTUNITIES TRUST
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

     E.   ADMINISTRATION AND TRANSFER AGENT SERVICES:

          VP Distributors serves as the Administrator to the Trust. For the period ended March 31, 2011, VP Distributors received administration fees totaling $582 which are included in the Statement of Operations. A portion of these fees is paid to outside entities that also provide services to the Funds.

          VP Distributors also serves as the Trust's transfer agent. For the period ended March 31, 2011, VP Distributors received transfer agent fees totaling $786 which are included in the Statements of Operations. A portion of these fees is paid to outside entities that also provide services to the Funds.

     F.   AFFILIATED SHAREHOLDERS:

          At March 31, 2011, Virtus, its affiliates, Bank of Montreal ("BoM") (a minority investor in Virtus) and its affiliates, and the retirement plans of Virtus and its affiliates, held shares of the Funds which may be redeemed at any time that aggregated the following:

                                                  AGGREGATE    NET ASSET
                                                   SHARES        VALUE
                                                  ---------    ----------
          Allocator Premium AlphaSector(SM) Fund
             Class A                                 10,000         $103
             Class C                                 10,000          103
             Class I                                 80,000          826
          Global Premium AlphaSector(SM) Fund
             Class A                                 10,000          105
             Class C                                 10,000          105
             Class I                                 80,000          841

     G.   INVESTMENTS IN AFFILIATES:
          ($ REPORTED IN THOUSANDS)

          A summary of the Fund of Fund's total long-term and short-term purchases and sales of the shares of the underlying Funds during the period ended March 31, 2011 is as follows:

                                           BALANCE
                                             AT
                                           9/30/10       PURCHASES(1)   SALES PROCEEDS
                                          ---------      -----------    --------------
     ALTERNATIVES DIVERSIFIER FUND.....
     Global Infrastructure Fund           $ 34,692       $   409             $   3,960
     International Real Estate
      Securities Fund..................     23,845         2,393                 3,350

     Market Neutral Fund...............     45,358         1,226                 5,500
     Real Estate Securities Fund.......     22,889           147                 2,450
     Senior Floating Rate Fund.........     22,789           980                 3,000
                                          --------       -------             ---------
                                          $149,573       $ 5,155             $  18,260
                                          ========       =======             =========

                           VIRTUS OPPORTUNITIES TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            MARCH 31, 2011 (UNAUDITED)

                                            BALANCE                      DISTRIBUTIONS
                                               AT          DIVIDEND       OF REALIZED
                                            3/31/11         INCOME           GAINS
                                         -----------     -----------    ---------------
ALTERNATIVES DIVERSIFIER FUND
Global Infrastructure Fund.............    $ 34,675        $  409           $   --
International Real Estate
 Securities Fund.......................      22,851         2,393               --
Market Neutral Fund....................      38,265            --            1,226
Real Estate Securities Fund............      23,550           147               --
Senior Floating Rate Fund..............      21,036           802              178
                                           --------        ------           ------
                                           $140,377        $3,751           $1,404
                                           ========        ======           ======

------------
(1) Includes reinvested dividends from income and capital gain distributions.

4.   PURCHASES AND SALES OF SECURITIES
     ($ REPORTED IN THOUSANDS)

     Purchases and sales of investment securities (excluding U.S. Government securities and agency securities, forward currency contracts, futures and short-term securities) during the period ended March 31, 2011, were as follows:

                                                 PURCHASES            SALES
                                                -----------         --------
Allocator Premium AlphaSector(SM) Fund           $    1,872         $    214
AlphaSector(SM) Rotation Fund                       260,010          310,186
Global Premium AlphaSector(SM) Fund                       979               25
Premium AlphaSector(SM) Fund                      1,234,276          330,739
Alternatives Diversifier Fund                         6,983           33,869

5.   CAPITAL SHARE TRANSACTIONS
     (REPORTED IN THOUSANDS)

     Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:

                                                ALLOCATOR PREMIUM ALPHASECTOR(SM) FUND
                                                --------------------------------------
                                                           FROM INCEPTION
                                                          MARCH 15, 2011 TO
                                                            MARCH 31, 2011
                                                              (UNAUDITED)
                                                        ------------------------
                                                         SHARES          AMOUNT
                                                        --------        --------
CLASS A
Sale of shares                                                33        $    332
                                                        --------        --------
Net Increase / (Decrease)                                     33        $    332
                                                        ========        ========

CLASS C
Sale of shares                                                10        $    100
                                                        --------        --------
Net Increase / (Decrease)                                     10        $    100
                                                        ========        ========

CLASS I
Sale of shares                                               132        $  1,335
                                                        --------        --------
Net Increase / (Decrease)                                    132        $  1,335
                                                        ========        ========

                           VIRTUS OPPORTUNITIES TRUST
                         NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 MARCH 31, 2011

                                                         ALPHASECTORSM(SM) ROTATION FUND
                                   ------------------------------------------------------------------------
                                            SIX MONTHS ENDED
                                             MARCH 31, 2011                            YEAR ENDED
                                              (UNAUDITED)                         SEPTEMBER 30, 2010
                                   ---------------------------------       --------------------------------
                                     SHARES               AMOUNT            SHARES                AMOUNT
                                   -------------       -------------       -------------       ------------
CLASS A
Sale of shares                             4,181       $      46,279              23,021       $    229,246
Reinvestment of distributions                161               1,784                  78                733
Plan of Reorganization
(See Note 9)                               1,740              20,108                  --                 --
Shares repurchased                        (5,803)            (63,800)             (8,246)           (80,458)
                                   -------------       -------------       -------------       ------------
Net Increase / (Decrease)                    279       $       4,371              14,853       $    149,521
                                   =============       =============       =============       ============

CLASS C
Sale of shares                             2,395       $      26,232              11,903       $    117,490
Reinvestment of distributions                 56                 612                   5                 54
Plan of Reorganization
(See Note 9)                               1,628              18,644                  --                 --
Shares repurchased                        (3,017)            (33,011)             (3,000)           (28,780)
                                   -------------       -------------       -------------       ------------
Net Increase / (Decrease)                  1,062        $     12,477               8,908       $     88,764
                                   =============       =============       =============       ============
CLASS I
Sale of shares                             2,842        $     31,272              12,711       $    126,049
Reinvestment of distributions                 44                 482                  19                176
Plan of Reorganization
(See Note 9)                                 216               2,500                  --                 --
Shares repurchased                        (5,226)            (57,760)             (1,720)           (16,552)
                                   -------------       -------------       -------------       ------------
Net Increase / (Decrease)                 (2,124)       $    (23,506)             11,010       $    109,673
                                   =============       =============       =============       ============

                                                GLOBAL PREMIUM ALPHASECTOR(SM) FUND
                                            -----------------------------------------
                                                         FROM INCEPTION
                                                        MARCH 15, 2011 TO
                                                          MARCH 31, 2011
                                                            (UNAUDITED)
                                                       ---------------------
                                                       SHARES         AMOUNT
                                                       ------         ------
CLASS A
Sale of shares                                             10          $ 100
                                                       ------         ------
Net Increase / (Decrease)                                  10          $ 100
                                                       ======         ======

CLASS C
Sale of shares                                             12          $ 125
                                                       ------         ------
Net Increase / (Decrease)                                  12          $ 125
                                                       ======         ======

CLASS I
Sale of shares                                             80          $ 800
                                                       ------         ------
Net Increase / (Decrease)                                  80          $ 800
                                                       ======         ======

                           VIRTUS OPPORTUNITIES TRUST
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 MARCH 31, 2011

                                                              PREMIUM ALPHASECTOR(SM) FUND
                                -------------------------------------------------------------------------------------------
                                          SIX MONTHS ENDED                                    FROM INCEPTION
                                           MARCH 31, 2011                                     JULY 1, 2010 TO
                                            (UNAUDITED)                                     SEPTEMBER 30, 2010
                                -----------------------------------            --------------------------------------------
                                     SHARES             AMOUNT                      SHARES                     AMOUNT
                                ----------------   ----------------            ----------------            ----------------
CLASS A
Sale of shares                            36,376   $        448,279                       8,409            $         90,954
Reinvestment of distributions                102              1,249                          --                          --
Shares repurchased                        (2,844)           (35,012)                       (451)                     (4,840)
                                ----------------   ----------------            ----------------            ----------------
Net Increase / (Decrease)                 33,634   $        414,516                       7,958            $         86,114
                                ================   ================            ================            ================

CLASS C
Sale of shares                            15,327   $        188,236                       2,697            $         28,909
Reinvestment of distributions                 26                321                          --                          --
Shares repurchased                          (318)            (3,934)                        (17)                       (187)
                                ----------------   ----------------            ----------------            ----------------
Net Increase / (Decrease)                 15,035   $        184,623                       2,680            $         28,722
                                ================   ================            ================            ================

CLASS I
Sale of shares                            25,987   $        322,420                       2,291            $         24,912
Reinvestment of distributions                 34                419                          --                          --
Shares repurchased                          (684)            (8,415)                        (94)                     (1,008)
                                ----------------   ----------------            ----------------            ----------------
Net Increase / (Decrease)                 25,337   $        314,424                       2,197            $         23,904
                                ================   ================            ================            ================

                                                          ALTERNATIVES DIVERSIFIER FUND
                                -------------------------------------------------------------------------------------------
                                          SIX MONTHS ENDED
                                           MARCH 31, 2011                                      YEAR ENDED
                                            (UNAUDITED)                                    SEPTEMBER 30, 2010
                                -----------------------------------            --------------------------------------------
                                     SHARES              AMOUNT                     SHARES                      AMOUNT
                                ----------------   ----------------            ----------------            ----------------
CLASS A
Sale of shares                               961   $         10,200                       4,042            $         39,056
Reinvestment of distributions                134              1,411                         295                       2,845
Shares repurchased                        (3,008)           (31,738)                    (10,636)                   (101,864)
                                ----------------   ----------------            ----------------            ----------------
Net Increase / (Decrease)                 (1,913)  $        (20,127)                     (6,299)           $        (59,963)
                                ================   ================            ================            ================

CLASS C
Sale of shares                               399   $          4,180                       1,406            $         13,424
Reinvestment of distributions                 57                593                          96                         927
Shares repurchased                        (1,446)           (15,118)                     (3,747)                    (35,716)
                                ----------------   ----------------            ----------------            ----------------
Net Increase / (Decrease)                   (990)  $        (10,345)                     (2,245)           $        (21,365)
                                ================   ================            ================            ================

CLASS I
Sale of shares                             1,223   $         12,903                       4,673            $         44,596
Reinvestment of distributions                 25                261                           9                          84
Shares repurchased                        (1,040)           (11,040)                     (1,527)                    (14,718)
                                ----------------   ----------------            ----------------            ----------------
Net Increase / (Decrease)                    208   $          2,124                       3,155            $         29,962
                                ================   ================            ================            ================

                           VIRTUS OPPORTUNITIES TRUST
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

6.   10% SHAREHOLDERS

     As of March 31, 2011, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprised of a group of individual shareholders), which in each case individually amounted to more than 10% of the total shares outstanding of the Fund as detailed below.

                                           % OF SHARES   NUMBER OF
                                           OUTSTANDING   ACCOUNTS
                                           -----------   ---------
     Allocator Premium AlphaSector(SM) Fund     46%         1*
     AlphaSector(SM) Rotation Fund              27          2
     Global Premium AlphaSector(SM) Fund        70          1*
     Premium AlphaSector(SM) Fund               23          2
     Alternatives Diversifier Fund+             13          1

     ----------

     *    Includes affiliated shareholder accounts.

     + The Alternatives Diversifier Fund does not invest in the underlying funds for the purpose of exercising management or control; however, investments made by the Fund within each of its principal investment strategies may represent a significant portion of an underlying fund's net assets. At March 31, 2011, the Fund was the owner of record of approximately 80% of the International Real Estate Securities Fund, 51% of the Market Neutral Fund and 50% of the Global Infrastructure Fund.

7.   CREDIT RISK AND ASSET CONCENTRATION

     Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

8.   PLAN OF REORGANIZATION
     (ALL AMOUNTS EXCEPT FOR THE PER SHARE AMOUNTS ARE REPORTED IN THOUSANDS)

     At the Board Meeting held on November 17, 2010, all of the Trustees of the Virtus Opportunities Trust on behalf of Virtus AlphaSector(SM) Allocation Fund ("AlphaSector(SM) Allocation," the "Merging Fund") including the Disinterested Trustees, considered and approved The Agreement and Plan of Reorganization (the "Plan") as set forth. In the reorganization, all of the assets of Merging Fund were acquired by AlphaSector(SM) Rotation (the "Acquiring Fund") in exchange for Class A, Class C and Class I shares of AlphaSector(SM) Rotation and the assumption of the liabilities of Merging Fund (the "Reorganization"). Class A, Class C and Class I shares of the Acquiring Fund were distributed to each shareholder in liquidation of Merging Fund. The purpose of the transaction was to eliminate the offering of overlapping Funds with similar investment objectives and similar investment strategies within the Trust, while simultaneously creating economies of scale for the surviving Fund that were intended to lower Fund expenses. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Merging Fund was carried forward to align ongoing reporting of the Acquiring Fund with respect to realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The acquisitions were accomplished by a tax-free exchange of shares on March 25, 2011.

                           VIRTUS OPPORTUNITIES TRUST
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

                                                                                       NET ASSET
                                                                                       VALUE OF
     MERGING                  SHARES            ACQUIRING             SHARES           CONVERTED
     FUND                     OUTSTANDING       FUND                  CONVERTED        SHARES
     ---------------------------------------------------------------------------------------------
     AlphaSector(SM)                            AlphaSector(SM)
     Allocation     Class A         1,780       Rotation   Class A       1,740             $20,108
                    Class C         1,653                  Class C       1,628              18,644
                    Class I           221                  Class I         216               2,500

     The net assets and net unrealized appreciation (depreciation) immediately before the acquisition were as follows:

                                                UNREALIZED
     MERGING                                    APPRECIATION          ACQUIRING
     FUND                     NET ASSETS        (DEPRECIATION)        FUND             NET ASSETS
     ---------------------------------------------------------------------------------------------
     AlphaSector(SM)                                                  AlphaSector(SM)
     Allocation               $   41,252        $       4,809         Rotation         $   447,106

     Assuming the acquisition had been completed on October 1, 2010, AlphaSector(SM) Rotation's results of operations for the period ended March 31, 2011, would have been as follows:

     Net investment income (loss)                              $ 2,569(a)
     Net gain (loss) on investments                            $70,821(b)
     Net increase (decrease) in assets from operations         $73,390

     ----------
     (a) $2,275, as reported in the Statement of Operations, plus $294 Net Investment Income from AlphaSector(SM) Allocation pre-merger.

     (b) $64,041, as reported in the Statement of Operations, plus $6,780 Net Realized and Unrealized Gain (Loss) on Investments from
          AlphaSector(SM) Allocation pre-merger.

          Because both AlphaSector(SM) Allocation and AlphaSector(SM) Rotation sold and redeemed shares throughout the period, providing pro-forma information on a per-share basis is not feasible. Because the combined Funds have been managed as an integrated single Fund since the completion date it is also not feasible to separate the income/(losses) and gains/(losses) of the merged AlphaSector(SM) Allocation Fund that have been included in the acquiring AlphaSector(SM) Rotation Fund's Statement of Operations since March 25, 2011.

9.   INDEMNIFICATIONS

     Under the Funds' organizational documents, their trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, the Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these arrangements.

10.  EXEMPTIVE ORDER

     On June 5, 2006, the SEC issued an order under Section 12(d) (1) (J) of the Investment Company Act ("1940 Act") granting an exemption from Sections 12(d) (1) (A) and (B) of the 1940 Act and under Sections 6(c) and 17(b) of the 1940 Act granting an exemption from Section 17(a) of the 1940 Act, which permits the Trust to invest in other affiliated and unaffiliated funds, including exchange-traded funds.

                           VIRTUS OPPORTUNITIES TRUST
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

11.  FEDERAL  INCOME  TAX  INFORMATION
    ($  REPORTED  IN THOUSANDS)

    At March 31, 2011, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Funds were as follows:

                                                                                          NET UNREALIZED
                                               FEDERAL    UNREALIZED       UNREALIZED      APPRECIATION
    FUND                                      TAX COST   APPRECIATION    (DEPRECIATION)   (DEPRECIATION)
    -------------------                       ---------  ------------    --------------   --------------
    Allocator Premium
      AlphaSector(SM) Fund                    $   1,698  $         39    $          (2)   $           37
    AlphaSector(SM) Rotation Fund               573,891        74,039           (6,476)           67,563
    Global Premium
      AlphaSector(SM) Fund                        1,003            48               --                48
    Premium AlphaSector(SM) Fund              1,267,929        62,716             (806)           61,910
    Alternatives Diversifier Fund               215,863        48,420          (38,897)            9,523

     The Funds have capital loss carryovers which may be used to offset future capital gains, as follows:

                                                                EXPIRATION YEAR
                                    ---------------------------------------------------------------------
                                     2015              2016           2017            2018             TOTAL
                                    ------            ------         -------         --------         --------
     ALPHASECTORSM ROTATION FUND    $  --             $   --         $   687          $17,328          $18,015
     ALTERNATIVES DIVERSIFIER FUND    443              1,961           2,258           63,092           67,754

     The Trust may not realize the benefit of these losses to the extent each Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.

12.  RECENT ACCOUNTING PRONOUNCEMENT

     In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2010-06, "Improving Disclosures about Fair Value Measurements." ASU No. 2010-06 will require reporting entities to make new disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2010. At this time, management is evaluating the implications of ASU No. 2010-06 and its impact on the financial statements has not been determined.

13.  SUBSEQUENT EVENT EVALUATIONS

     Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that the following subsequent event requires recognition or disclosure in the financial statements.

     Effective April 18, 2011, BNY Mellon Investment Servicing (US), Inc. became sub-transfer agent for the Virtus Mutual Funds, replacing the prior sub-transfer agent.

             CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS
                            BY THE BOARD OF TRUSTEES
                                  (UNAUDITED)

     The Board of Trustees of the Trust, along with the Boards of Trustees of the other trusts in the Virtus Mutual Funds family of funds (collectively, the "Board"), is responsible for determining whether to approve the establishment and continuation of each investment advisory and sub-advisory agreement (each, an "Agreement") applicable to the Virtus Mutual Funds (collectively, the "Funds"). At meetings held on November 17-18, 2010, the Board, including a majority of the Trustees who are not interested persons as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, considered and approved the continuation of each Agreement, as further discussed below. In approving each Agreement, the Board determined that the continued retention of the applicable adviser or subadviser was in the best interests of the Funds and their shareholders. The Trustees considered each Fund separately, though they also collectively took into account those interests that all the Funds had in common.

     In reaching their decisions, the Board considered information furnished throughout the year at regular Board meetings as well as information prepared specifically in connection with the annual review process. During the review process, the Board received assistance and advice from, and met separately with, independent legal counsel. The Board's determination contemplated a number of factors that the Trustees believed, in light of the legal advice furnished to them as well as their own business judgment, to be relevant. Some of the factors that the Board considered are described below, although the Trustees did not identify any particular information or factor as controlling but instead considered the Agreements in the totality of the circumstances. Each individual Trustee may have evaluated the information presented differently, giving different weights to different factors.

     NATURE, EXTENT AND QUALITY OF SERVICES

     The majority of the Funds1 are managed using a "manager of managers" structure that generally involves the use of one or more subadvisers to manage some or all of a Fund's portfolio. Under this structure, Virtus Investment Advisers, Inc. ("VIA") is responsible for evaluating and selecting subadvisers on an ongoing basis and for making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Agreement with VIA, therefore, the Trustees considered VIA's process for supervising and managing the Funds' subadvisers, including (a) VIA's ability to select and monitor the subadvisers; (b) VIA's ability to provide the services necessary to monitor the subadvisers' compliance with the Funds' respective investment objectives, policies and restrictions as well as provide other oversight activities; and (c) VIA's ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (d) the experience, capability and integrity of VIA's management and other personnel; (e) the financial position of VIA; (f) the quality of VIA's own regulatory and legal compliance policies, procedures and systems; (g) the nature, extent and quality of administrative and other services provided by VIA to the Funds; and (h) VIA's supervision of the Funds' other service providers. Finally, the Board also noted the extent of benefits that are provided to Fund shareholders as a result of being part of the family of Virtus Mutual Funds, including the right to exchange investments between Funds within the same class without a sales charge, the ability to reinvest Fund dividends into other Funds and the right to combine holdings in other Funds to obtain a reduced sales charge.

----------
1 During the period being reported, the only Funds that did not employ a manager of managers structure were Virtus Growth & Income Fund, which is a series of Virtus Equity Trust; and Virtus Alternatives Diversifier Fund and Virtus CA Tax-Exempt Bond Fund, each of which is a series of Virtus Opportunities Trust. VIA acted as the adviser for these Funds without employing a subadviser, and the Board considered the VIA Agreement with respect to these Funds in that context.

             CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS
                      BY THE BOARD OF TRUSTEES (CONTINUED)
                                  (UNAUDITED)

     With respect to the sub-advisory Agreements, the Board noted that each full-service subadviser2 provided portfolio management, compliance with the respective Fund's investment policies and procedures, compliance with applicable securities laws and assurances thereof. In considering the renewal of the sub-advisory Agreements, therefore, the Board considered each subadviser's investment management process, including (a) the experience, capability and integrity of the subadviser's management and other personnel committed by the subadviser to its respective Fund(s); (b) the financial position of the subadviser; (c) the quality and commitment of the subadviser's regulatory and legal compliance policies, procedures and systems; and (d) the subadviser's brokerage and trading practices.

     After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and each subadviser were reasonable and beneficial to the Funds and their shareholders.

     INVESTMENT PERFORMANCE

     The Board placed significant emphasis on its consideration of the investment performance of the Funds, in view of its importance to shareholders, and evaluated Fund performance in the context of the special considerations that a manager-of-managers structure requires. The Board also considered that VIA continued to be proactive in seeking to replace and/or add subadvisers as necessary, with a view toward improving Fund performance over the long term.

     While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing such performance was given to a report (the "Lipper Report") for the Funds prepared by Lipper Inc. ("Lipper") and furnished specifically for the contract renewal process. (Lipper is an independent provider of investment company data retained by the Funds for this purpose.) The Lipper Report presented each Fund's short-term and long-term performance relative to a peer group of other mutual funds and relevant benchmarks, as selected by Lipper. The Board considered the composition of each peer group, selection criteria and the appropriateness of the benchmark used for each Fund. The Board also assessed each Fund's performance in the context of its review of the fees and expenses of each Fund as well as VIA's profitability.

     The Board noted that while many of the Funds had generally performed in line with their respective benchmarks and peer groups during the periods measured, some of the Funds had underperformed in comparison with their respective benchmarks and/or peer groups. Where significant, the Board extensively considered the performance of the underperforming Funds and the reasons for the performance issues. The Board discussed the possible reasons for the underperformance with VIA, and spoke with representatives from VIA regarding plans to monitor and address performance issues during the coming year.

     The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Funds' overall investment performance was reasonable, and concluded that VIA's and each subadviser's performance record and process in managing the Funds merited approval of the continuation of the Agreements. However, the Board noted that certain Funds' performance would continue to be closely monitored and it expected that if performance over a longer period of time did not improve, the adviser would recommend that the subadviser be replaced in a timely manner.

----------
2 F-Squared Investments, Inc. is the subadviser to Virtus AlphaSector(SM) Rotation Fund but provides limited services in this role. The Board considered both the VIA Agreement and the applicable sub-advisory Agreement in this context. (F-Squared Institutional Advisors, LLC provides limited services as the subadviser to Virtus Premium AlphaSectorSM Fund, Virtus Allocator Premium AlphaSectorSM Fund and Virtus Global Premium AlphaSectorSM Fund, but because those Funds are new, the Board did not consider their Agreements at the same time as the other Agreements.)

             CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS
                      BY THE BOARD OF TRUSTEES (CONTINUED)
                                  (UNAUDITED)

     PROFITABILITY

     The Board also considered the level of profits realized by VIA and its affiliates in connection with the operation of the Funds. In this regard, the Board reviewed the analysis presented regarding the overall profitability of VIA for its management of the Virtus Mutual Funds, as well as its profits and those of its affiliates for managing and providing other services to each Fund. In addition to the fees paid to VIA and its affiliates, the Trustees considered any other benefits derived by VIA or its affiliates from their relationship with the Funds. Specific attention was paid to the methodology used to allocate costs to each Fund, in recognition of the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this regard, the Board noted that the allocations appeared reasonable, and concluded that the profitability to VIA from each Fund was reasonable in light of the quality of all services rendered to the Funds by VIA and its affiliates.

     The Board did not separately review profitability information for each subadviser, noting that the sub-advisory fees are paid by VIA rather than the Funds, so that Fund shareholders are not directly impacted by those fees.

     MANAGEMENT FEES AND TOTAL EXPENSES

     In evaluating the management fees and total expenses of each Fund, the Board reviewed information provided by VIA and comparisons to other funds in each Fund's peer group as presented in the Lipper Report. The Board noted that certain Funds had higher gross expenses when expressed as a percentage of net assets than those of such Funds' larger peers, which the Trustees considered in the context of these Funds' expectations for future growth. With respect to Virtus Alternatives Diversifier Fund, the Board also noted that as part of the contract renewal process VIA had agreed to eliminate its management fee. The Board also noted that several of the Funds had fee waivers and/or expense caps in place to limit the total expenses incurred by the Funds and their shareholders, and that in connection with the contract renewal process VIA had agreed to institute such an arrangement with respect to Virtus High Yield Fund. Based upon the information presented by VIA and Lipper, the Trustees then determined, in the exercise of their business judgment, that the management fees charged by VIA and the total expenses of the Funds were reasonable, both on an absolute basis and in comparison with the fees and expenses of other funds in each Fund's peer group and the industry at large.

     The Board did not receive comparative fee information relating specifically to sub-advisory fees, in light of the fact that the sub-advisory fees are paid by VIA and not by the Funds, so that Fund shareholders are not directly impacted by those fees.

     ECONOMIES OF SCALE

     The Board noted that the management fees for several of the Funds included breakpoints based on assets under management, and that fee waivers and/or expense caps were also in place for several of the Funds. The Board determined that VIA and the Funds likely would achieve certain economies of scale, particularly in relationship to certain fixed costs, and that shareholders of the Funds would have an opportunity to benefit from these economies of scale.

     In considering the sub-advisory Agreements, the Board also considered the existence of any economies of scale and whether they would be passed along to the Funds' shareholders, but noted that any such economies would likely be generated at the Fund level rather than at the subadviser level.

             CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS
              FOR VIRTUS ALLOCATOR PREMIUM ALPHASECTOR(SM) FUND AND
             VIRTUS GLOBAL PREMIUM ALPHASECTOR(SM) FUND (THE "FUNDS")
                            BY THE BOARD OF TRUSTEES
                                   (UNAUDITED)

     The Board of Trustees of Virtus Opportunities Trust (the "Trust"), along with the Boards of Trustees of the other trusts in the Virtus Mutual Funds family of funds (collectively, the "Board"), is responsible for determining whether to approve the establishment and continuation of each investment advisory and subadvisory agreement (each, an "Agreement") for the Virtus Mutual Funds. At a meeting held on February 23-25, 2011, the Board, including a majority of the Trustees who are not interested persons as defined in Section 2(a)(19) of the Investment Company Act of 1940 as amended, considered and approved each Agreement for the Funds, as further discussed below. In approving each Agreement, the Board determined that the retention of the adviser and subadviser was in the best interests of the Funds and their shareholders. The Trustees considered each Fund separately, though they also collectively took into account those interests the Funds had in common.

     In reaching their decisions, the Board considered information for other Virtus Mutual Funds furnished throughout the year at regular Board meetings as well as information prepared specifically in connection with the approval review process. During the approval review process, the Board received assistance and advice from and met separately with independent legal counsel. The Board's determination contemplated a number of factors that the Trustees in light of the legal advice furnished to them as well as their own business judgment, believed to be relevant. Some of the factors that the Board considered are described below, although the Trustees did not identify any particular information or factor as controlling, but instead considered the Agreements in the totality of the circumstances. Each individual Trustee may have evaluated the information presented differently, giving different weights to different factors.

     NATURE, EXTENT AND QUALITY OF SERVICES

     The Funds would be managed using a "manager of managers" structure that generally involves the use of one or more subadvisers to manage some or all of each Fund's portfolio. Under this structure, Virtus Investment Advisers, Inc. ("VIA") is responsible for evaluating and selecting subadvisers on an ongoing basis and for making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. Therefore, in considering the Agreement with VIA as adviser, the Trustees considered VIA's existing process for supervising and managing the other Virtus Mutual Fund subadvisers, including (a) VIA's ability to select and monitor the subadvisers; (b) VIA's ability to provide the services necessary to monitor the subadvisers' compliance with the Funds' respective investment objectives, policies and restrictions as well as provide other oversight activities; and (c) VIA's ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (d) the experience, capability and integrity of VIA's management and other personnel; (e) the financial position of VIA; (f) the quality of VIA's own regulatory and legal compliance policies, procedures and systems; (g) the nature, extent and quality of administrative and other services provided by VIA to the Virtus Mutual Funds; and (h) VIA's supervision of the Virtus Mutual Funds' other service providers. Finally, the Board also noted the extent of benefits that are provided to Virtus Mutual Fund shareholders as a result of being part of the Virtus Mutual Funds family of funds, including the right to exchange investments between Virtus Mutual Funds within the same class without a sales charge, the ability to reinvest Virtus Mutual Fund dividends into other Virtus Mutual Funds and the right to combine holdings in other Virtus Mutual Funds to obtain a reduced sales charge.

             CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS
              FOR VIRTUS ALLOCATOR PREMIUM ALPHASECTOR(SM) FUND AND
             VIRTUS GLOBAL PREMIUM ALPHASECTOR(SM) FUND (THE "FUNDS")
                      BY THE BOARD OF TRUSTEES (CONTINUED)
                                   (UNAUDITED)

     With respect to the limited services subadvisory Agreement, the Board noted that F-Squared Institutional Advisors, LLC (the "Subadviser") provided information with respect to portfolio management, compliance with the Funds' investment policies and procedures, and compliance with applicable securities laws and assurances thereof. In considering the approval of the subadvisory Agreement, the Board considered the Subadviser's investment management process, including (a) the experience, capability and integrity of the Subadviser's management and other personnel committed by the Subadviser to manage the Funds; and (b) the quality and commitment of the Subadviser's regulatory and legal compliance policies, procedures and systems.

     After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and the Subadviser were reasonable and beneficial to the Funds and their shareholders.

     INVESTMENT PERFORMANCE

     Because the Funds had not commenced operations, the Board could not evaluate prior investment performance for the Funds. The Board reviewed and was satisfied with the Subadviser's investment approach and the investment performance of the historical investment returns of the AlphaSector Allocator Premium Index, AlphaSector Premium Index and Global Premium AlphaSector Index as published by the Subadviser, as compared with certain broad market indexes.

     PROFITABILITY

     The Board also considered certain information relating to profitability that had been provided by VIA, noting VIA's intention to cap the Funds' total expenses during the startup phase. The Board noted that the profitability appeared reasonable and concluded that the profitability to VIA was reasonable in light of the quality of all services rendered to the Funds by VIA and its affiliates and the expense caps to be implemented.

     The Board did not separately review profitability information for the Subadviser, noting that the subadvisory fees are paid by VIA rather than by the Funds, so that Fund shareholders would not be directly impacted by those fees.

     MANAGEMENT FEES AND TOTAL EXPENSES

     In evaluating the management fees and total expenses of the Funds, the Board reviewed information provided by VIA and comparisons to other funds in the Funds' peer group. As noted above, the Board also noted the fee waivers and/or expense caps that would be provided to the Funds in order to limit the total expenses incurred by the Funds and its shareholders. Based upon the information presented by VIA, the Trustees determined that the management fees charged by VIA and the total expenses of the Funds were reasonable.

     The Board acknowledged that the subadvisory fees to be paid would be paid by VIA and not by the Funds. The Board noted that the subadvisory fee appeared to be reasonable in light of the quality of services to be rendered by the Subadviser.

             CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS
              FOR VIRTUS ALLOCATOR PREMIUM ALPHASECTOR(SM) FUND AND
             VIRTUS GLOBAL PREMIUM ALPHASECTOR(SM) FUND (THE "FUNDS")
                      BY THE BOARD OF TRUSTEES (CONTINUED)
                                  (UNAUDITED)

     ECONOMIES OF SCALE

     The Board noted that the proposed management fees for the Funds included breakpoints based on assets under management, and fee waivers and/or expense caps would be in place for the Funds. The Board determined that VIA and the Funds likely would achieve certain economies of scale, particularly in relationship to certain fixed costs, and shareholders of the Funds would have an opportunity to benefit from these economies of scale.

     In considering the subadvisory Agreement, the Board also considered the existence of any economies of scale and whether they would be passed along to the Funds' shareholders, but noted that any such economies would likely be generated at the Fund level rather than at the Subadviser level.

     After considering the information presented, the Board ultimately concluded that it should approve the Agreements.

VIRTUS OPPORTUNITIES TRUST
101 Munson Street
Greenfield, MA 01301-9668

TRUSTEES

George R. Aylward
Leroy Keith, Jr.
Philip R. McLoughlin, Chairman
Geraldine M. McNamara
James M. Oates
Richard E. Segerson
Ferdinand L.J. Verdonck

OFFICERS

George R. Aylward, President
Francis G. Waltman, Senior Vice President
Nancy J. Engberg, Vice President and Chief Compliance Officer
W. Patrick Bradley, Chief Financial Officer and Treasurer
Kevin J. Carr, Vice President, Chief Legal Officer, Counsel and Secretary

INVESTMENT ADVISER

Virtus Investment Advisers, Inc.
100 Pearl Street
Hartford, CT 06103-4506

PRINCIPAL UNDERWRITER

VP Distributors, Inc.
100 Pearl Street
Hartford, CT 06103-4506

TRANSFER AGENT

VP Distributors, Inc.
100 Pearl Street
Hartford, CT 06103-4506

CUSTODIANS

The Bank of New York Mellon
One Wall Street
New York, NY 10005-2588

PFPC Trust Company

(A Bank of New York Mellon Company)
8800 Tinicum Boulevard
Philadelphia, PA 19153-3111

HOW TO CONTACT US

Mutual  Fund Services                    1-800-243-1574
Adviser Consulting Group                 1-800-243-4361
Telephone Orders                         1-800-367-5877
Text Telephone                           1-800-243-1926
Web  site                                    VIRTUS.COM

IMPORTANT NOTICE TO SHAREHOLDERS

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

                         THIS PAGE INTENTIONALLY BLANK.

                                              [VIRTUS LOGO]        PRSRT STD
                                             P.O. Box 9874       U.S. POSTAGE
                                       Providence, RI 02940-8074    PAID
                                                                  LANCASTER,
                                                                      PA
For more information about                                        PERMIT 1793
Virtus mutual funds, please call
your financial representative,
contact us at 1-800-243-1574
or Virtus.com

8453                              5-11

                                                                      SEMIANNUAL
                                                                          REPORT

                                   [VIRTUS LOGO]

                       Virtus Foreign Opportunities Fund

TRUST NAME:                   March 31, 2011               [eDELIVERY LOGO]
VIRTUS
OPPORTUNITIES
TRUST

NO BANK GUARANTEE             NOT FDIC INSURED             MAY LOSE VALUE

                               TABLE OF CONTENTS

VIRTUS FOREIGN OPPORTUNITIES FUND
("Foreign Opportunities Fund")

Message to Shareholders ....................................  1
Disclosure of Fund Expenses ................................  2
Schedule of Investments ....................................  4
Statement of Assets and Liabilities ........................  9
Statement of Operations .................................... 10
Statement of Changes in Net Assets ......................... 11
Financial Highlights ....................................... 12
Notes to Financial Statements .............................. 14
Consideration of Advisory and Sub-advisory Agreements
  by the Board of Trustees ................................. 22

PROXY VOTING PROCEDURES (FORM N-PX)

The adviser and subadviser vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

FORM N-Q INFORMATION

The Trust files a complete schedule of portfolio holdings for the Fund with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

This report is not authorized for distribution to prospective investors in the Virtus Foreign Opportunities Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

                             MESSAGE TO SHAREHOLDERS

Dear Fellow Shareholders of Virtus Mutual Funds:

The last six months -- especially the first quarter of this year -- provided a textbook lesson in the unpredictable nature of capital markets and the importance of maintaining a disciplined investment approach. Investors were reminded that it is impossible to predict the events that might influence market performance or how the market will react to such events.

The markets faced a number of unusual challenges around the world, including Japan's recent earthquake and social unrest in the critical oil regions of North Africa and the Middle East. At the same time, the equities markets benefited from the stabilizing effects of the second round of quantitative easing, the Federal Reserve's (the "Fed's") gradual purchase of $600 billion in U.S. Treasuries initiated last November. Confidence replaced concern, and investors started moving out of "safe haven" fixed income securities into equities.

Investors who stayed the course were rewarded for their perseverance. The S&P 500(R) Index, a broad measure of U.S. stock market performance, gained 17.3% for the six months ended March 31, 2011, and 5.92% in the first quarter alone -- its best opening quarter since 1998. Fixed income markets generated more modest returns as interest rates inched higher. The Barclays Capital U.S. Aggregate Bond Index, which measures the performance of the taxable bond market, had performance of (0.88)% for the six months ended March 31, 2011, and a gain of 0.42% in the first quarter of 2011.

It is clear the U.S. economic recovery is gathering speed. We are seeing signs of improvement in manufacturing, the labor market and consumer spending. GDP is growing and corporate earnings are on the rise. Certainly, this news is positive but challenges remain: higher oil prices, a depressed housing market, and some concern that interest rates may start to increase after the Fed's Treasury purchases end in June.

At times of uncertainty, diversification takes on greater importance. While diversification cannot guarantee a profit or prevent loss, owning a variety of asset classes can help cushion your portfolio against market volatility. Your financial adviser can help you ensure your portfolio is adequately diversified. You may also want to visit our website, www.virtus.com, to learn about the full range of Virtus Mutual Funds, including some new investment strategies that may be used to diversify a core portfolio.

As always, thank you for investing with Virtus. Our investment team is committed to your financial success.

Sincerely,

-s- George R. Aylward

George R. Aylward
President, Virtus Mutual Funds

MAY 2011

WHENEVER YOU HAVE QUESTIONS ABOUT YOUR ACCOUNT, OR REQUIRE ADDITIONAL INFORMATION, PLEASE VISIT US ON THE WEB AT WWW.VIRTUS.COM OR CALL OUR SHAREOWNER SERVICE GROUP TOLL-FREE AT 1-800-243-1574.

PERFORMANCE DATA QUOTED REPRESENTS PAST RESULTS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN PERFORMANCE SHOWN ABOVE.

                        VIRTUS FOREIGN OPPORTUNITIES FUND
                     DISCLOSURE OF FUND EXPENSES (UNAUDITED)
          FOR THE SIX-MONTH PERIOD OF OCTOBER 1, 2010 TO MARCH 31, 2011

     We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Virtus Foreign Opportunities Fund (the "Fund") you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. Class I shares are sold without a sales charge and do not incur distribution and service fees. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The following Expense Table illustrates your Fund's costs in two ways.

ACTUAL EXPENSES

      The first section of the accompanying table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The second section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second section of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

                        VIRTUS FOREIGN OPPORTUNITIES FUND
               DISCLOSURE OF FUND EXPENSES (UNAUDITED) (CONTINUED)
          FOR THE SIX-MONTH PERIOD OF OCTOBER 1, 2010 TO MARCH 31, 2011

EXPENSE TABLE

                       Beginning          Ending                     Expenses
                        Account           Account      Annualized      Paid
                         Value             Value        Expense       During
                    October 1, 2010   March 31, 2011     Ratio        Period*
                    ---------------   --------------   ----------   ----------
ACTUAL
Class A                  $ 1,000.00       $ 1,047.70         1.49%     $  7.61
Class C                    1,000.00         1,044.50         2.24        11.42
Class I                    1,000.00         1,049.50         1.24         6.34

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A                    1,000.00         1,017.41         1.49         7.52
Class C                    1,000.00         1,013.62         2.24        11.31
Class I                    1,000.00         1,018.67         1.24         6.26

* Expenses are equal to the Fund's annualized expense ratio which includes waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days
     (182) expenses were accrued in the most recent fiscal half-year, then divided by 365 days to reflect the one-half year period.

     The Fund may invest in other funds, and the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses were included, the expenses would have been higher.

     You can find more information about the Fund's expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the prospectus.

                        VIRTUS FOREIGN OPPORTUNITIES FUND
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2011 (UNAUDITED)

                                ASSET ALLOCATIONS

The following table presents the portfolio holdings within certain sectors as a percentage of total investments at March 31, 2011.

Consumer Staples                                     42%
Financials                                           18
Health Care                                          10
Industrials                                           8
Energy                                                6
Consumer Discretionary                                3
Utilities                                             3
Other (includes short-term investments
   and securities lending collateral)                10
                                                 ------
Total                                               100%
                                                 ======

($ reported in thousands)

                                          SHARES            VALUE
                                      --------------   --------------
PREFERRED STOCK--2.8%

CONSUMER STAPLES--1.5%
Companhia de Bebidas
   das Americas ADR
   2.94% (Brazil)                            624,310   $       17,675
                                                       --------------
UTILITIES--1.3%
AES Tiete SA 10.59%
   (Brazil)                                  983,415           14,920
                                                       --------------

TOTAL PREFERRED STOCK
(IDENTIFIED COST $14,044)                                      32,595
                                                       --------------
COMMON STOCKS--97.5%

CONSUMER DISCRETIONARY--3.7%
Domino's Pizza plc
   (United Kingdom)                        2,015,707           13,837
Hero Honda Motors
   Ltd. (India)(2)                           153,900            5,485
Nitori Co., Ltd. (Japan)                     255,750           22,476
                                                       --------------
                                                               41,798
                                                       --------------

CONSUMER STAPLES--43.8%
Anheuser-InBev N.V.
   (Belgium)                                 393,915           22,439
British American
   Tobacco plc
   (United Kingdom)                        1,536,790           61,683
Coca-Cola Amatil Ltd.
   (Australia)                             1,568,329           19,045
Colruyt SA (Belgium)                         307,925           16,216
Diageo plc
   (United Kingdom)                        1,240,526           23,582
Imperial Tobacco
   Group plc
   (United Kingdom)                        1,375,274           42,514
ITC Ltd. (India)                           7,157,078           29,225
Nestle India Ltd.
   (India)                                   128,988           10,692
Nestle S.A. Registered
   Shares (Switzerland)                      884,600           50,707
Pernod-Ricard SA
   (France)                                  141,775           13,241
Philip Morris
   International, Inc.
   (United States)                           995,572           65,339
Reckitt Benckiser
   Group plc
   (United Kingdom)                          560,232           28,777
SABMiller plc
   (United Kingdom)                          647,514           22,930
Souza Cruz SA (Brazil)                     1,949,425           20,299
Tesco plc
   (United Kingdom)                        4,899,184           29,944
Unilever N.V.
   (Netherlands)                             338,005           10,598

                        See Notes to Financial Statements

                        VIRTUS FOREIGN OPPORTUNITIES FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

                                          SHARES            VALUE
                                      --------------   --------------
CONSUMER STAPLES--CONTINUED
Wal-Mart de Mexico
   S.A.B. de C.V.
   (Mexico)                                2,677,660   $        8,037
Woolworths Ltd.
   (Australia)                               967,437           26,898
                                                       --------------
                                                              502,166
                                                       --------------

ENERGY--6.5%
Canadian Natural
   Resources Ltd.
   (Canada)                                  729,562           36,075
Core Laboratories N.V.
   (Netherlands)(3)                          290,640           29,695
Royal Dutch Shell plc
   A Shares
   (United Kingdom)                          245,686            8,929
                                                       --------------
                                                               74,699
                                                       --------------

FINANCIALS--19.6%
Admiral Group plc
   (United Kingdom)                          508,293           12,671
Amlin plc
   (United Kingdom)                        2,695,421           16,505
CETIP SA -- Balcao
   Organizado de Ativos
   e Derivativos (Brazil)                    835,165           13,633
Housing Development
   Finance Corp. (India)                   3,269,670           51,411
Housing Development
   Finance Corp.
   Bank Ltd. (India)(5)                    1,009,001           53,077
Muenchener
   Rueckversicherungs-
   Gesellschaft AG
   Registered Shares
   (Germany)                                 108,757           17,108
Oversea-Chinese
   Banking Corp., Ltd.
   (Singapore)                             1,470,000           11,172
QBE Insurance Group
   Ltd. (Australia)                          943,521           17,245
Standard Chartered plc
   (United Kingdom)                        1,221,196           31,678
                                                       --------------
                                                              224,500
                                                       --------------

HEALTH CARE--11.2%
BioMerieux (France)                          161,992           16,991
Cie Generale D'optique
   Essilor International
   SA (France)                               282,754           20,997
Covidien plc (Ireland)                       656,130           34,079
Novartis AG Registered
   Shares (Switzerland)                      428,697           23,253
Novo Nordisk A/S
   Class B (Denmark)(3)                      267,173           33,567
                                                       --------------
                                                              128,887
                                                       --------------

INDUSTRIALS--8.5%
Bharat Heavy Electricals
   Ltd. (India)(2)                           249,140           11,524
Bunzl plc
   (United Kingdom)                          678,200            8,100
Bureau Veritas SA
   (France)                                  193,403           15,190
Canadian National
   Railway Co. (Canada)                      236,675           17,857
Capita Group plc (The)
   (United Kingdom)                          758,007            9,035
Jain Irrigation Systems
   Ltd. (India)                              648,455            2,601
Kuehne & Nagel
   International AG
   (Switzerland)                              63,210            8,843
Prosegur Cia de
   Seguridad SA (Spain)                      137,558            8,188
Secom Co., Ltd.
   (Japan)(3)                                349,700           16,249
                                                       --------------
                                                               97,587
                                                       --------------

INFORMATION TECHNOLOGY--2.3%
Baidu.com, Inc.
   Sponsored ADR
   (China)(2)                                 74,229           10,230
Redecard SA (Brazil)                       1,109,060           16,269
                                                       --------------
                                                               26,499
                                                       --------------

                       See Notes to Financial Statements

                        VIRTUS FOREIGN OPPORTUNITIES FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

                                          SHARES            VALUE
                                      --------------   --------------
UTILITIES--1.9%
CPFL Energia SA
   (Brazil)                                  417,200   $       11,962
Scottish & Southern
   Energy plc
   (United Kingdom)                          463,384            9,374
                                                       --------------
                                                               21,336
                                                       --------------

TOTAL COMMON STOCKS
(IDENTIFIED COST $819,092)                                  1,117,472
                                                       --------------
TOTAL LONG-TERM INVESTMENTS--100.3%
(IDENTIFIED COST $833,136)                                  1,150,067
                                                       --------------

SHORT-TERM INVESTMENTS--0.8%
MONEY MARKET MUTUAL FUNDS--0.8%
Dreyfus Cash Management
   Fund - Institutional Shares
   (seven-day effective
   yield 0.110%)                           8,735,400            8,735
                                                       --------------

TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $8,735)                                        8,735
                                                       --------------

SECURITIES LENDING COLLATERAL--7.1%
Dreyfus Institutional Cash
   Advantage Fund -
   Institutional Shares
   (seven-day effective
   yield 0.060%)(4)                       81,396,184           81,396
                                                       --------------

TOTAL SECURITIES LENDING COLLATERAL
(IDENTIFIED COST $81,396)                                      81,396
                                                       --------------

TOTAL INVESTMENTS--108.2%
(IDENTIFIED COST $923,267)                             $    1,240,198(1)

Other assets and liabilities,
   net--(8.2)%
                                                              (93,632)
                                                       --------------

NET ASSETS--100.0%                                     $    1,146,566
                                                       ==============

FOOTNOTE LEGEND

(1)  Federal Income Tax Information: For tax information at March 31, 2011, see
     Note 8, Federal Income Tax Information in the Notes to Financial
     Statements.

(2)  Non-income producing.

(3)  All or a portion of security is on loan.

(4) Represents security purchased with cash collateral received for securities on loan.

(5)  All or a portion segregated as collateral.



COUNTRY WEIGHTINGS+
United Kingdom                                       26%
India                                                13
United States                                        12
Brazil                                                8
Switzerland                                           7
Australia                                             5
France                                                5
Other                                                24
                                                 ------
Total                                               100%
                                                 ======

+    % of total investments as of March 31, 2011.

KEY INVESTMENT TERMS

ADR (AMERICAN DEPOSITARY RECEIPT)

Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

QUANTITATIVE EASING

A government monetary policy occasionally used to increase the money supply by buying government securities or other securities from the market. Quantitative easing increases the money supply by flooding financial institutions with capital in an effort to promote increased lending and liquidity.

SPONSORED ADR (AMERICAN DEPOSITARY RECEIPT)

An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. Sponsored ADRs generally carry the same rights normally given to stockholders, such as voting rights. ADRs must be sponsored to be able to trade on a major U.S. exchange such as the NYSE.

                        VIRTUS FOREIGN OPPORTUNITIES FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

(Reported in thousands)

At March 31, 2011, the Fund had entered into forward currency contracts as follows:

                                                                                                 Unrealized
    Contracts        In Exchange                           Settlement                           Appreciation
   to Receive            for           Counterparty           Date               Value         (Depreciation)
---------------    ---------------    ---------------    ---------------    ---------------    ---------------
EUR      33,716    USD      47,525       Citibank            4/21/11        $        47,764    $           239
EUR      32,255    USD      45,551       Citibank            6/01/11                 45,656                105
GBP     107,750    USD     167,213       Citibank            6/01/11                165,815             (1,398)
                                                                                               ---------------
                                                                                               $        (1,054)
                                                                                               ===============

                                                                                                 Unrealized
    Contracts        In Exchange                           Settlement                           Appreciation
   to Sell               for           Counterparty           Date               Value         (Depreciation)
---------------    ---------------    ---------------    ---------------    ---------------    ---------------
EUR      33,716    USD      46,413       Citibank            4/21/11        $        47,763    $        (1,350)
EUR      26,755    USD      34,981       Citibank            6/01/11                 37,871             (2,890)
EUR       5,500    USD       7,527       Citibank            6/01/11                  7,785               (258)
GBP      45,125    USD      70,028       Citibank            6/01/11                 72,328             (2,300)
GBP      58,326    USD      92,253       Citibank            6/01/11                 93,487             (1,234)
                                                                                               ---------------
                                                                                                        (8,032)
                                                                                               ---------------
                                                                                               $        (9,086)
                                                                                               ===============

FOREIGN CURRENCIES:

EUR  European Currency Unit
GBP  United Kingdom Pound Sterling
USD  United States Dollar

                        See Notes to Financial Statements

                        VIRTUS FOREIGN OPPORTUNITIES FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund's investments as of March 31, 2011 (see Security Valuation Note 2A in the Notes to Financial Statements):

                                        Total Value                            Level 2 --
                                            at              Level 1 --        Significant
                                         March 31,           Quoted            Observable
                                           2011              Prices              Inputs
                                      ---------------    ---------------    ---------------
INVESTMENTS IN SECURITIES:
Equity Securities:
   Common Stocks                      $     1,117,472    $     1,117,472    $            --
   Preferred Stocks                            32,595             17,675             14,920
   Securities Lending Collateral               81,396             81,396                 --
   Short-Term Investments                       8,735              8,735                 --
                                      ---------------    ---------------    ---------------
Total Investments                     $     1,240,198    $     1,225,278    $        14,920
                                      ===============    ===============    ===============

Other Financial Instruments:
   Forward Currency Contracts(1)      $        (9,086)    $           --    $        (9,086)
                                      ===============    ===============    ===============

There are no Level 3 (significant unobservable inputs) priced securities.

(1)  Valued at the unrealized appreciation (depreciation) on the investment.

                        See Notes to Financial Statements

                        VIRTUS FOREIGN OPPORTUNITIES FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                           MARCH 31, 2011 (UNAUDITED)

(Reported in thousands except shares and per share amounts)

ASSETS
Investment in securities at value(1)(2) ..............................................    $    1,240,198
Receivables
     Investment securities sold ......................................................            14,108
     Fund shares sold ................................................................             1,095
     Dividends and interest receivable ...............................................             7,875
     Tax reclaims ....................................................................             2,152
Trustee retainer .....................................................................                 9
Prepaid expenses .....................................................................                53
Unrealized appreciation on forward currency contracts ................................               344
                                                                                          --------------
        Total assets .................................................................         1,265,834
                                                                                          --------------

LIABILITIES
Payables
     Fund shares repurchased .........................................................             5,788
     Investment securities purchased .................................................            21,065
     Collateral on securities loaned .................................................            81,396
     Investment advisory fee .........................................................               816
     Distribution and service fees ...................................................               147
     Administration fee ..............................................................               132
     Transfer agent fees and expenses ................................................               328
     Professional fee ................................................................                19
     Other accrued expenses ..........................................................               147
Unrealized depreciation on forward currency contracts ................................             9,430
                                                                                          --------------
        Total liabilities ............................................................           119,268
                                                                                          --------------
NET ASSETS ...........................................................................    $    1,146,566
                                                                                          ==============

NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest .....................................    $    1,216,073
Accumulated undistributed net investment income (loss) ...............................             4,187
Accumulated undistributed net realized gain (loss) ...................................          (381,789)
Net unrealized appreciation (depreciation) on investments ............................           308,095
                                                                                          --------------
NET ASSETS ...........................................................................    $    1,146,566
                                                                                          ==============
CLASS A
Net asset value (net assets/shares outstanding) per share ............................    $        22.77
Maximum offering price per share NAV/(1-5.75%) .......................................    $        24.16
Shares of beneficial interest outstanding, $0.001 par value, unlimited authorization .        19,895,817
Net Assets ...........................................................................    $      453,094

CLASS C
Net asset value (net assets/shares outstanding) and offering price per share .........    $        22.58
Shares of beneficial interest outstanding, $0.001 value, unlimited authorization .....         2,567,749
Net Assets ...........................................................................    $       57,970

CLASS I
Net asset value (net assets/shares outstanding) and offering price per share .........    $        22.81
Shares of beneficial interest outstanding, $0.001 value, unlimited authorization .....        27,862,308
Net Assets ...........................................................................    $      635,502

(1) Investment in securities at cost .................................................    $      923,267
(2) Market value of securities on loan ...............................................            78,303

                       See Notes to Financial Statements

                        VIRTUS FOREIGN OPPORTUNITIES FUND
                             STATEMENT OF OPERATIONS
                  SIX MONTHS ENDED MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

INVESTMENT INCOME
   Dividends ............................................................................   $    14,055
   Security lending .....................................................................            60
   Interest .............................................................................             1
   Foreign taxes withheld ...............................................................          (312)
                                                                                            -----------
     Total investment income ............................................................        13,804
                                                                                            -----------

EXPENSES
   Investment advisory fees .............................................................         4,906
   Service fees, Class A ................................................................           594
   Distribution and service fees, Class C ...............................................           306
   Administration fees ..................................................................           813
   Transfer agent fee and expenses ......................................................           940
   Custodian fees .......................................................................           248
   Printing fees and expenses ...........................................................            57
   Professional fees ....................................................................            29
   Registration fees ....................................................................            44
   Trustees' fee and expenses ...........................................................            42
   Miscellaneous expenses ...............................................................            58
                                                                                            -----------
     Total expenses .....................................................................         8,037
                                                                                            -----------
NET INVESTMENT INCOME (LOSS) ............................................................         5,767
                                                                                            -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on investments ..............................................        35,071
   Net realized gain (loss) on foreign currency transactions ............................       (13,048)
   Net change in unrealized appreciation (depreciation) on investments ..................        28,568
   Net change in unrealized appreciation (depreciation) on foreign currency
      translation .......................................................................        (2,890)
                                                                                            -----------
NET GAIN (LOSS) ON INVESTMENTS ..........................................................        47,701
                                                                                            -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........................   $    53,468
                                                                                            ===========

                       See Notes to Financial Statements

                       VIRTUS FOREIGN OPPORTUNITIES FUND
                       STATEMENT OF CHANGES IN NET ASSETS

(Reported in thousands)



                                                                                        Six Months Ended
                                                                                         March 31, 2011              Year Ended
                                                                                          (Unaudited)            September 30, 2010
                                                                                        ----------------         ------------------
FROM OPERATIONS
   Net investment income (loss) .....................................................   $          5,767         $           22,111
   Net realized gain (loss) .........................................................             22,023                    (10,019)
   Net change in unrealized appreciation (depreciation) .............................             25,678                    150,758
                                                                                        ----------------         ------------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........................             53,468                    162,850
                                                                                        ----------------         ------------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A ...................................................             (7,322)                    (6,262)
   Net investment income, Class C ...................................................               (526)                      (470)
   Net investment income, Class I ...................................................            (10,694)                    (8,996)
                                                                                        ----------------         ------------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ...........................            (18,542)                   (15,728)
                                                                                        ----------------         ------------------
FROM SHARE TRANSACTIONS
SALE OF SHARES
   Class A (2,003 and 6,955 shares, respectively) ...................................             44,332                    139,306
   Class C (128 and 389 shares, respectively) .......................................              2,811                      7,732
   Class I (2,094 and 6,263 shares, respectively) ...................................             46,479                    125,220
REINVESTMENT OF DISTRIBUTIONS
   Class A (299 and 286 shares, respectively) .......................................              6,670                      5,659
   Class C (17 and 17 shares, respectively) .........................................                366                        341
   Class I (435 and 402 shares, respectively) .......................................              9,694                      7,956
SHARES REPURCHASED
   Class A (4,760 and 10,912 shares, respectively) ..................................           (104,997)                  (218,783)
   Class C (533 and 1,104 shares, respectively) .....................................            (11,647)                   (21,975)
   Class I (2,841 and 7,031 shares, respectively) ...................................            (62,984)                  (141,846)
                                                                                        ----------------         ------------------
INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ...........................            (69,276)                   (96,390)
                                                                                        ----------------         ------------------
NET INCREASE (DECREASE) IN NET ASSETS ...............................................            (34,350)                    50,732

NET ASSETS
Beginning of period .................................................................          1,180,916                  1,130,184
                                                                                        ----------------         ------------------
END OF PERIOD .......................................................................   $      1,146,566         $        1,180,916
                                                                                        ================         ==================

Accumulated undistributed net investment income (loss) at end of period .............              4,187                     16,962

                       See Notes to Financial Statements

                        VIRTUS FOREIGN OPPORTUNITIES FUND
                              FINANCIAL HIGHLIGHTS
                 SELECTED PER SHARE DATA AND RATIOS FOR A SHARE
                       OUTSTANDING THROUGHOUT EACH PERIOD

                  NET
                 ASSETS                   NET REALIZED              DIVIDENDS   DISTRIBUTIONS
                 VALUE,                       AND         TOTAL       FROM          FROM                                      NET
               BEGINNING  NET INVESTMENT   UNREALIZED      FROM        NET           NET                       CHANGE IN     ASSET
                   OF         INCOME          GAIN      INVESTMENT  INVESTMENT    REALIZED          TOTAL      NET ASSET  VALUE, END
                 PERIOD    (LOSS)(1)(4)      (LOSS)     OPERATIONS    INCOME        GAINS       DISTRIBUTIONS    VALUE     OF PERIOD
              ---------   --------------  ------------  ----------  ----------  -------------   -------------  ---------  ----------
CLASS A
10/1/10 to
  3/31/11(8)  $    22.06            0.09          0.96        1.05       (0.34)            --           (0.34)      0.71  $    22.77
10/1/09 to
  9/30/10          19.40            0.37          2.54        2.91       (0.25)            --           (0.25)      2.66       22.06
10/1/08 to
  9/30/09          20.54            0.34         (1.29)      (0.95)      (0.18)         (0.01)          (0.19)     (1.14)      19.40
10/1/07 to
  9/30/08          28.58            0.20         (7.59)      (7.39)      (0.17)         (0.48)          (0.65)     (8.04)      20.54
3/1/07 to
  9/30/07          25.00            0.22          3.46        3.68       (0.06)         (0.04)          (0.10)      3.58       28.58
3/1/06 to
  2/28/07          21.47            0.21          4.08        4.29       (0.17)         (0.59)          (0.76)      3.53       25.00
3/1/05 to
  2/28/06          19.02            0.17          3.85        4.02       (0.22)         (1.35)          (1.57)      2.45       21.47

CLASS C
10/1/10 to
  3/31/11(8)  $    21.81            0.01          0.95        0.96       (0.19)            --           (0.19)      0.77  $    22.58
10/1/09 to
  9/30/10          19.21            0.21          2.52        2.73       (0.13)            --           (0.13)      2.60       21.81
10/1/08 to
  9/30/09          20.27            0.22         (1.27)      (1.05)         --          (0.01)          (0.01)     (1.06)      19.21
10/1/07 to
  9/30/08          28.31            0.01         (7.52)      (7.51)      (0.05)         (0.48)          (0.53)     (8.04)      20.27
3/1/07 to
  9/30/07          24.85            0.10          3.44        3.54       (0.04)         (0.04)          (0.08)      3.46       28.31
3/1/06 to
  2/28/07          21.41           (0.01)         4.11        4.10       (0.07)         (0.59)          (0.66)      3.44       24.85
3/1/05 to
  2/28/06          19.11           (0.06)         3.92        3.86       (0.21)         (1.35)          (1.56)      2.30       21.41

                                                                     RATIO OF
                                                                      GROSS
                                               RATIO                EXPENSES TO               RATIO OF
                                   NET           OF                   AVERAGE                   NET
                                 ASSETS,    NET EXPENSES             NET ASSETS              INVESTMENT
                                  END OF         TO                   (BEFORE              INCOME (LOSS)      PORTFOLIO
                   TOTAL          PERIOD       AVERAGE                WAIVERS                TO AVERAGE       TURNOVER
                 RETURN(1)       (000'S)    NET ASSETS(7)      AND REIMBURSEMENTS)(7)        NET ASSETS         RATE
                 ---------      ----------  -------------      ----------------------      -------------      ---------
CLASS A
10/1/10 to
  3/31/11(8)          4.77%(3)  $  453,094           1.49%(2)                    1.49%(2)           0.85%(2)         18%(3)
10/1/09 to
  9/30/10            15.34         493,214           1.47                        1.47               1.82             34
10/1/08 to
  9/30/09            (4.41)        505,009           1.48                        1.48               2.09             63
10/1/07 to
  9/30/08           (26.48)        620,952           1.37(5)                     1.39               0.78            129
3/1/07 to
  9/30/07            14.72(3)      667,719           1.36(2)                     1.40(2)            1.44(2)          49(3)
3/1/06 to
  2/28/07            20.39         360,822           1.37                        1.43               0.88             57
3/1/05 to
  2/28/06            21.82         128,991           1.25                        1.62               0.85             52

CLASS C
10/1/10 to
  3/31/11(8)          4.45%(3)   $  57,970           2.24%(2)                    2.24%(2)           0.10%(2)         18%(3)
10/1/09 to
  9/30/10            14.42          64,480           2.22                        2.21               1.04             34
10/1/08 to
  9/30/09            (5.18)         70,201           2.23                        2.23               1.33             63
10/1/07 to
  9/30/08           (27.04)         95,523           2.12(5)                     2.15               0.03            129
3/1/07 to
  9/30/07            14.24(3)      106,847           2.11(2)                     2.16(2)            0.64(2)          49(3)
3/1/06 to
  2/28/07            19.46          45,154           2.13                        2.17              (0.06)            57
3/1/05 to
  2/28/06            20.96           6,019           2.00                        2.35              (0.29)            52

                       See Notes to Financial Statements

                        VIRTUS FOREIGN OPPORTUNITIES FUND
                              FINANCIAL HIGHLIGHTS
                 SELECTED PER SHARE DATA AND RATIOS FOR A SHARE
                       OUTSTANDING THROUGHOUT EACH PERIOD

                   NET
                  ASSETS                  NET REALIZED              DIVIDENDS   DISTRIBUTIONS
                  VALUE,                      AND         TOTAL       FROM          FROM                                     NET
                BEGINNING NET INVESTMENT   UNREALIZED      FROM        NET           NET                      CHANGE IN     ASSET
                    OF        INCOME          GAIN      INVESTMENT  INVESTMENT    REALIZED         TOTAL      NET ASSET  VALUE, END
                  PERIOD   (LOSS)(1)(4)      (LOSS)     OPERATIONS    INCOME        GAINS      DISTRIBUTIONS    VALUE     OF PERIOD
               ---------  --------------  ------------  ----------  ----------  -------------  -------------  ---------  ----------
CLASS I
10/1/10 to
  3/31/11(8)   $    22.12           0.13          0.95        1.08       (0.39)            --          (0.39)      0.69  $    22.81
10/1/09 to
  9/30/10           19.45           0.42          2.54        2.96       (0.29)            --          (0.29)      2.67       22.12
10/1/08 to
  9/30/09           20.58           0.40         (1.28)      (0.88)      (0.24)         (0.01)         (0.25)     (1.13)      19.45
10/1/07 to
  9/30/08           28.61           0.27         (7.61)      (7.34)      (0.21)         (0.48)         (0.69)     (8.03)      20.58
3/1/07 to
  9/30/07           25.00           0.25          3.47        3.72       (0.07)         (0.04)         (0.11)      3.61       28.61
5/15/06(6) to
  2/28/07           22.54           0.13          3.14        3.27       (0.22)         (0.59)         (0.81)      2.46       25.00

                                                                     RATIO OF
                                                                      GROSS
                                               RATIO                EXPENSES TO               RATIO OF
                                   NET           OF                   AVERAGE                   NET
                                 ASSETS,    NET EXPENSES             NET ASSETS              INVESTMENT
                                  END OF         TO                   (BEFORE              INCOME (LOSS)      PORTFOLIO
                   TOTAL          PERIOD       AVERAGE                WAIVERS                TO AVERAGE       TURNOVER
                 RETURN(1)       (000'S)    NET ASSETS(7)      AND REIMBURSEMENTS)(7)        NET ASSETS         RATE
                 ---------      ----------  -------------      ----------------------      -------------      ---------
CLASS I
10/1/10 to
  3/31/11(8)          4.95%(3)  $  635,502           1.24%(2)                    1.24%(2)           1.20%(2)         18%(3)
10/1/09 to
  9/30/10            15.60         623,222           1.22                        1.22               2.08             34
10/1/08 to
  9/30/09            (4.03)        554,974           1.23                        1.23               2.42             63
10/1/07 to
  9/30/08           (26.31)        399,898           1.12(5)                     1.15               1.01            129
3/1/07 to
  9/30/07            14.88(3)      431,985           1.11(2)                     1.15(2)            1.59(2)          49(3)
5/15/06(6) to
  2/28/07            14.84(3)       83,938           1.13(2)                     1.17(2)            0.71(2)          57(3)

(1) Sales charges, where applicable, are not reflected in the total return calculation.

(2)   Annualized.

(3)   Not annualized.

(4)   Computed using average shares outstanding.

(5)   Blended net expense ratio.

(6)   Inception date.

(7) The Fund may invest in other funds, and the annualized expense ratios do not reflect fees and expenses associated with the underlying funds.

(8)   Unaudited. See Notes to Financial Statements

                       See Notes to Financial Statements

                        VIRTUS FOREIGN OPPORTUNITIES FUND
                          NOTES TO FINANCIAL STATEMENTS
                           MARCH 31, 2011 (UNAUDITED)

1.    ORGANIZATION

      Virtus Opportunities Trust, (the "Trust"), is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940 ("1940 Act"), as amended, as an open-end management investment company.

      As of the date of this report, 22 funds are offered for sale, of which the Foreign Opportunities Fund is reported in this semiannual report. The Fund is diversified and has an investment objective to seek long-term capital appreciation. THERE IS NO GUARANTEE THE FUND WILL ACHIEVE ITS OBJECTIVE.

      The Fund offers Class A shares, Class C shares and Class I shares.

      Class A shares are sold with a front-end sales charge of up to 5.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Fund when redeemed; however, a 1% contingent deferred sales charge ("CDSC") may be imposed on certain redemptions made within 18 months following purchases on which a finder's fee has been paid. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.

      Class C shares are generally sold with a 1% CDSC, if applicable, if redeemed within one year of purchase. Class I shares are sold without a front-end sales charge or CDSC.

      Effective January 1, 2011, Virtus Mutual Funds impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statements of additional information. The fees collected will be used to offset certain expenses of the Funds.

      Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service fees under a Board-approved 12b-1 and shareholder service plan and has exclusive voting rights with respect to this plan. Class I shares are not subject to a 12b-1 plan. Income and other expenses and realized and unrealized gains and losses of the Fund are borne pro rata by the holders of each class of shares.

2.    SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.

   A. SECURITY VALUATION:

      Security Valuation procedures for the Fund have been approved by the Board of Trustees. All internally fair valued securities, referred to below, are approved by a valuation committee appointed under the direction of the Board of Trustees.

      The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

      -     Level 1 -  quoted prices in active markets for identical
                       securities

      -     Level 2 -  prices determined using other significant
                       observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

                        VIRTUS FOREIGN OPPORTUNITIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

            -     Level 3 -  prices determined using significant unobservable inputs (including the valuation committee's own assumptions in determining the fair value of investments)

      A description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

      Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the valuation committee, are generally categorized as Level 3 in the hierarchy.

      Certain foreign securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the New York Stock Exchange ("NYSE")) that may impact the value of securities traded in these foreign markets. In such cases the Fund fair values foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, Financial Futures, Exchange Traded Funds, and certain Indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain Foreign Common stocks may occur on a frequent basis.

      Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over the counter (OTC) derivative contracts, which include Forward Currency Contracts and Equity Linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

      Investments in open-end mutual funds are valued at their closing net asset value determined as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) each business day and are categorized as Level 1 in the hierarchy.

      Short-term Notes having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market and are generally categorized as Level 2 in the hierarchy.

      A summary of the inputs used to value the Fund's major categories of assets and liabilities, which primarily include investments of the Fund by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B.    SECURITY TRANSACTIONS AND RELATED INCOME:

      Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

                        VIRTUS FOREIGN OPPORTUNITIES FUND
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

C.    INCOME TAXES:

      The Fund is treated as a separate taxable entity. It is the policy of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

      The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

      The Fund has adopted the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from the adoption of this authoritative guidance. The Fund does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months. The Fund files tax returns as prescribed by the tax laws of the jurisdictions in which they operate. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable. As of March 31, 2011, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations is from the year 2007 forward (with limited exceptions).

D.    DISTRIBUTIONS TO SHAREHOLDERS:

      Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E.    EXPENSES:

      Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more appropriately made.

F.    FOREIGN CURRENCY TRANSLATION:

      Foreign securities and other foreign assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Trust does not isolate that portion of the results of operations arising from changes in exchange rates or from fluctuations which arise due to changes in the market prices of securities.

                        VIRTUS FOREIGN OPPORTUNITIES FUND
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

G.    DERIVATIVE FINANCIAL INSTRUMENTS:
      ($ REPORTED IN THOUSANDS)

      Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enhanced disclosure that enables the investors to understand how and why a fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a fund's results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Fund.

      Forward Currency Contracts: A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss in the Statement of Operations. When the contract is closed or offset with the same counterparty, on settlement date, the Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as net realized gain (loss) from foreign currency transactions.

      The Fund enters into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. The Fund also from time to time hedges the currency exposure of foreign denominated securities held in the portfolio, back to U.S. dollars during perceived times of U.S. dollar strength. This is done in order to protect U.S. dollar value of the portfolio. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

      The following is a summary of the Fund's derivative instrument holdings categorized by primary risk exposure as of March 31, 2011:

                     ASSET DERIVATIVES        LIABILITY DERIVATIVES
                 -------------------------  --------------------------
                  BALANCE SHEET     FAIR     BALANCE SHEET     FAIR
                    LOCATION        VALUE      LOCATION        VALUE
                 -------------------------  --------------------------
      Foreign    Unrealized                 Unrealized
      exchange   appreciation on            depreciation on
      contracts  forward currency           forward currency
                 contracts         $ 344    contracts         $ 9,430

            For the period ended March 31, 2011, the Fund's average volume of derivative activities is as follows:

                                  FORWARD CURRENCY          FORWARD CURRENCY
                              CONTRACTS - PURCHASED(1)     CONTRACTS - SOLD(2)
                              --------------------------   -------------------
                                     $252,116                   $(368,552)

      (1)   Value at Settlement Date Payable.

      (2)   Value at Settlement Date Receivable.

                        VIRTUS FOREIGN OPPORTUNITIES FUND
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

                                            REALIZED GAIN (LOSS) ON
                               DERIVATIVES RECOGNIZED IN RESULTS FROM OPERATIONS
                               -------------------------------------------------
Foreign exchange contracts(1)                       $(12,611)

                               CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON
                                DERIVATIVES RECOGNIZED IN RESULTS FROM OPERATIONS
                               ---------------------------------------------------
Foreign exchange contracts(2)                       $(2,860)

(1) Located within Net realized gain (loss) on foreign currency transactions on the Statement of Operations.

(2) Located within Net change in unrealized appreciation (depreciation) on foreign currency translation on the Statement of Operations.

H.    SECURITIES LENDING ($ REPORTED IN THOUSANDS):

      The Fund may loan securities to qualified brokers through an agreement with The Bank of New York Mellon ("BNY Mellon"). Under the terms of the agreement, the Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash, or securities issued or guaranteed by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged by BNY Mellon for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral.

      At March 31, 2011, the Fund had securities on loan with a market value of $78,303 and received cash collateral of $81,396.

3.    INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS
      ($ REPORTED IN THOUSANDS EXCEPT AS NOTED)

      A.    ADVISER:

            Virtus Investment Advisers, Inc. ("VIA," the "Adviser"), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. ("Virtus"), is the Adviser to the Fund.

            For managing, or directing the management of, the investments of the Fund, the Adviser is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of the
            Fund: 0.85% of 1st $2 billion; 0.80% $2+ billion through $4 billion; and 0.75% $4+ billion.

            The Adviser manages the Fund's investment program and general operations of the Fund, including oversight of the Fund's subadviser.

      B.    SUBADVISER:

            The subadviser manages the investments of the Fund for which it is paid a fee by the Adviser. Vontobel Asset Management, Inc. ("Vontobel") serves as the Fund's subadviser.

                        VIRTUS FOREIGN OPPORTUNITIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

      C.    EXPENSE RECAPTURE:

            The Adviser may recapture operating expenses waived or reimbursed under arrangements previously in effect, within three fiscal years following the end of the fiscal year in which such waiver or reimbursement occurred. The Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations. All or a portion of reimbursed expenses may be recaptured by the end of the fiscal year shown below:

                               2011      TOTAL
                               ----      -----
                               $341       $341

      D.    DISTRIBUTOR:

            As the distributor of the Fund's shares, VP Distributors, Inc. ("VP Distributors"), an indirect wholly-owned subsidiary of Virtus, has advised the Fund that for the six months (the "period") ended March 31, 2011, it retained Class A net commissions of $9 and Class C deferred sales charges of $1.

            In addition, the Fund pays VP Distributors distribution and/or service fees under Board-approved 12b-1 and shareholder service plans, at the annual rate of 0.25% for Class A shares, and 1.00% for Class C shares applied to the average daily net assets of each respective class. Class I shares are not subject to a 12b-1 plan.

            Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.

      E.    ADMINISTRATION AND TRANSFER AGENT SERVICES:

            VP Distributors serves as the Administrator to the Fund. For the period ended March 31, 2011, VP Distributors received administration fees totaling $575 which are included in the Statement of Operations. A portion of these fees is paid to outside entities that also provide services to the Fund.

            VP Distributors also serves as the Trust's transfer agent. For the period ended March 31, 2011, VP Distributors received transfer agent fees totaling $828 which are included in the Statement of Operations. A portion of these fees is paid to outside entities that also provide services to the Fund.

      F.    AFFILIATED SHAREHOLDERS:

            At March 31, 2011, Virtus, its affiliates, Bank of Montreal (a minority investor in Virtus) and its affiliates, and the retirement plans of Virtus and its affiliates, held shares of the Fund which may be redeemed at any time that aggregated the following:

                                AGGREGATE  NET ASSET
                                 SHARES      VALUE
                                ---------  ---------
            Class A shares....     5,742    $   131
            Class I shares....   756,160     17,248

                        VIRTUS FOREIGN OPPORTUNITIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

4.    PURCHASES AND SALES OF SECURITIES
      ($ REPORTED IN THOUSANDS)

      Purchases and sales of investment securities for the Fund (excluding U.S. Government securities and agency securities, forward currency contracts and short-term securities) during the period ended March 31, 2011, were as follows:

                        PURCHASES           SALES
                        ---------          --------
                         $201,637          $284,936

      There were no purchases or sales of long-term U.S. Government and agency securities.

 5.   10% SHAREHOLDERS

      As of March 31, 2011, the Fund had individual shareholder accounts and/or omnibus shareholder accounts (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of the Fund as detailed below. The shareholder is not affiliated with Virtus.

                           % OF             NUMBER
                          SHARES              OF
                        OUTSTANDING        ACCOUNTS
                        -----------        --------
                            29%               1

6.    CREDIT RISK AND ASSET CONCENTRATIONS

      In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

      The Fund may invest a high percentage of its assets in specific sectors of the market in its pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

      At March 31, 2011, the Fund held securities issued by various companies in the consumer staples sector, representing 42% of the total investments of the Fund.

7.    INDEMNIFICATIONS

      Under the Fund's organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these arrangements.

                        VIRTUS FOREIGN OPPORTUNITIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

8.    FEDERAL INCOME TAX INFORMATION
      ($ REPORTED IN THOUSANDS)

      At March 31, 2011, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows:

                                                            NET UNREALIZED
      FEDERAL           UNREALIZED         UNREALIZED        APPRECIATION
      TAX COST         APPRECIATION       DEPRECIATION      (DEPRECIATION)
      --------         ------------       ------------      --------------
      $935,819           $307,876           $(3,497)          $304,379

      The Fund has capital loss carryovers which may be used to offset future capital gains, as follows:

                           EXPIRATION YEAR
                   --------------------------------
                     2017        2018        TOTAL
                   --------    --------    --------
                   $153,055    $224,240    $377,295

      The Fund may not realize the benefit of these losses to the extent the Fund does not realize gains on investments prior to the expiration of the capital loss carryovers. The Fund's capital loss carryover may include losses acquired in connection with prior year mergers. Utilization of these capital loss carryovers is subject to annual limitations.

9.    RECENT ACCOUNTING PRONOUNCEMENT

      In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2010-06, "Improving Disclosures about Fair Value Measurements." ASU No. 2010-06 will require reporting entities to make new disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2010. At this time, management is evaluating the implications of ASU No. 2010-06 and its impact on the financial statements has not been determined.

10.   SUBSEQUENT EVENT EVALUATIONS

      Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available for issuance, and has determined that the following subsequent event requires recognition or disclosure in the financial statements.

      Effective April 18, 2011, BNY Mellon Investment Servicing (US), Inc. became sub-transfer agent for the Virtus Mutual Funds, replacing the prior sub-transfer agent.

             CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS
                            BY THE BOARD OF TRUSTEES
                                   (UNAUDITED)

      The Board of Trustees of the Trust, along with the Boards of Trustees of the other trusts in the Virtus Mutual Funds family of funds (collectively, the "Board"), is responsible for determining whether to approve the establishment and continuation of each investment advisory and sub-advisory agreement (each, an "Agreement") applicable to the Virtus Mutual Funds (collectively, the "Funds"). At meetings held on November 17-18, 2010, the Board, including a majority of the Trustees who are not interested persons as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, considered and approved the continuation of each Agreement, as further discussed below. In approving each Agreement, the Board determined that the continued retention of the applicable adviser or subadviser was in the best interests of the Funds and their shareholders. The Trustees considered each Fund separately, though they also collectively took into account those interests that all the Funds had in common.

      In reaching their decisions, the Board considered information furnished throughout the year at regular Board meetings as well as information prepared specifically in connection with the annual review process. During the review process, the Board received assistance and advice from, and met separately with, independent legal counsel. The Board's determination contemplated a number of factors that the Trustees believed, in light of the legal advice furnished to them as well as their own business judgment, to be relevant. Some of the factors that the Board considered are described below, although the Trustees did not identify any particular information or factor as controlling but instead considered the Agreements in the totality of the circumstances. Each individual Trustee may have evaluated the information presented differently, giving different weights to different factors.

      NATURE, EXTENT AND QUALITY OF SERVICES

      The majority of the Funds(1) are managed using a "manager of managers" structure that generally involves the use of one or more subadvisers to manage some or all of a Fund's portfolio. Under this structure, Virtus Investment Advisers, Inc. ("VIA") is responsible for evaluating and selecting subadvisers on an ongoing basis and for making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Agreement with VIA, therefore, the Trustees considered VIA's process for supervising and managing the Funds' subadvisers, including (a) VIA's ability to select and monitor the subadvisers; (b) VIA's ability to provide the services necessary to monitor the subadvisers' compliance with the Funds' respective investment objectives, policies and restrictions as well as provide other oversight activities; and (c) VIA's ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (d) the experience, capability and integrity of VIA's management and other personnel; (e) the financial position of VIA; (f) the quality of VIA's own regulatory and legal compliance policies, procedures and systems; (g) the nature, extent and quality of administrative and other services provided by VIA to the Funds; and (h) VIA's supervision of the Funds' other service providers. Finally, the Board also noted the extent of benefits that are provided to Fund shareholders as a result of being part of the family of Virtus Mutual Funds, including the right to exchange investments between Funds within the same class without a sales charge, the ability to reinvest Fund dividends into other Funds and the right to combine holdings in other Funds to obtain a reduced sales charge.

----------
(1) During the period being reported, the only Funds that did not employ a manager of managers structure were Virtus Growth & Income Fund, which is a series of Virtus Equity Trust; and Virtus Alternatives Diversifier Fund and Virtus CA Tax-Exempt Bond Fund, each of which is a series of Virtus Opportunities Trust. VIA acted as the adviser for these Funds without employing a subadviser, and the Board considered the VIA Agreement with respect to these Funds in that context.

              CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS
                      BY THE BOARD OF TRUSTEES (CONTINUED)
                                   (UNAUDITED)

      With respect to the sub-advisory Agreements, the Board noted that each full-service subadviser(2) provided portfolio management, compliance with the respective Fund's investment policies and procedures, compliance with applicable securities laws and assurances thereof. In considering the renewal of the sub-advisory Agreements, therefore, the Board considered each subadviser's investment management process, including (a) the experience, capability and integrity of the subadviser's management and other personnel committed by the subadviser to its respective Fund(s); (b) the financial position of the subadviser; (c) the quality and commitment of the subadviser's regulatory and legal compliance policies, procedures and systems; and (d) the subadviser's brokerage and trading practices.

      After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and each subadviser were reasonable and beneficial to the Funds and their shareholders.

      INVESTMENT PERFORMANCE

      The Board placed significant emphasis on its consideration of the investment performance of the Funds, in view of its importance to shareholders, and evaluated Fund performance in the context of the special considerations that a manager-of-managers structure requires. The Board also considered that VIA continued to be proactive in seeking to replace and/or add subadvisers as necessary, with a view toward improving Fund performance over the long term.

      While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing such performance was given to a report (the "Lipper Report") for the Funds prepared by Lipper Inc. ("Lipper") and furnished specifically for the contract renewal process. (Lipper is an independent provider of investment company data retained by the Funds for this purpose.) The Lipper Report presented each Fund's short-term and long-term performance relative to a peer group of other mutual funds and relevant benchmarks, as selected by Lipper. The Board considered the composition of each peer group, selection criteria and the appropriateness of the benchmark used for each Fund. The Board also assessed each Fund's performance in the context of its review of the fees and expenses of each Fund as well as VIA's profitability.

      The Board noted that while many of the Funds had generally performed in line with their respective benchmarks and peer groups during the periods measured, some of the Funds had underperformed in comparison with their respective benchmarks and/or peer groups. Where significant, the Board extensively considered the performance of the underperforming Funds and the reasons for the performance issues. The Board discussed the possible reasons for the underperformance with VIA, and spoke with representatives from VIA regarding plans to monitor and address performance issues during the coming year.

      The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Funds' overall investment performance was reasonable, and concluded that VIA's and each subadviser's performance record and process in managing the Funds merited approval of the continuation of the Agreements. However, the Board noted that certain Funds' performance would continue to be closely monitored and it expected that if performance over a longer period of time did not improve, the adviser would recommend that the subadviser be replaced in a timely manner.

----------
(2) F-Squared Investments, Inc. is the subadviser to Virtus AlphaSector(SM) Rotation Fund but provides limited services in this role. The Board considered both the VIA Agreement and the applicable sub-advisory Agreement in this context. (F-Squared Institutional Advisors, LLC provides limited services as the subadviser to Virtus Premium AlphaSector(SM) Fund, Virtus Allocator Premium AlphaSector(SM) Fund and Virtus Global Premium AlphaSector(SM) Fund, but because those Funds are new, the Board did not consider their Agreements at the same time as the other Agreements.)

              CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS
                      BY THE BOARD OF TRUSTEES (CONTINUED)
                                   (UNAUDITED)

      PROFITABILITY

      The Board also considered the level of profits realized by VIA and its affiliates in connection with the operation of the Funds. In this regard, the Board reviewed the analysis presented regarding the overall profitability of VIA for its management of the Virtus Mutual Funds, as well as its profits and those of its affiliates for managing and providing other services to each Fund. In addition to the fees paid to VIA and its affiliates, the Trustees considered any other benefits derived by VIA or its affiliates from their relationship with the Funds. Specific attention was paid to the methodology used to allocate costs to each Fund, in recognition of the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this regard, the Board noted that the allocations appeared reasonable, and concluded that the profitability to VIA from each Fund was reasonable in light of the quality of all services rendered to the Funds by VIA and its affiliates.

      The Board did not separately review profitability information for each subadviser, noting that the sub-advisory fees are paid by VIA rather than the Funds, so that Fund shareholders are not directly impacted by those fees.

      MANAGEMENT FEES AND TOTAL EXPENSES

      In evaluating the management fees and total expenses of each Fund, the Board reviewed information provided by VIA and comparisons to other funds in each Fund's peer group as presented in the Lipper Report. The Board noted that certain Funds had higher gross expenses when expressed as a percentage of net assets than those of such Funds' larger peers, which the Trustees considered in the context of these Funds' expectations for future growth. With respect to Virtus Alternatives Diversifier Fund, the Board also noted that as part of the contract renewal process VIA had agreed to eliminate its management fee. The Board also noted that several of the Funds had fee waivers and/or expense caps in place to limit the total expenses incurred by the Funds and their shareholders, and in connection with the contract renewal process VIA had agreed to institute such an arrangement with respect to Virtus High Yield Fund. Based upon the information presented by VIA and Lipper, the Trustees then determined, in the exercise of their business judgment, that the management fees charged by VIA and the total expenses of the Funds were reasonable, both on an absolute basis and in comparison with the fees and expenses of other funds in each Fund's peer group and the industry at large.

      The Board did not receive comparative fee information relating specifically to sub-advisory fees, in light of the fact that the sub-advisory fees are paid by VIA and not by the Funds, so that Fund shareholders are not directly impacted by those fees.

      ECONOMIES OF SCALE

      The Board noted that the management fees for several of the Funds included breakpoints based on assets under management, and that fee waivers and/or expense caps were also in place for several of the Funds. The Board determined that VIA and the Funds likely would achieve certain economies of scale, particularly in relationship to certain fixed costs, and that shareholders of the Funds would have an opportunity to benefit from these economies of scale.

      In considering the sub-advisory Agreements, the Board also considered the existence of any economies of scale and whether they would be passed along to the Funds' shareholders, but noted that any such economies would likely be generated at the Fund level rather than at the subadviser level.

VIRTUS OPPORTUNITIES TRUST
101 Munson Street
Greenfield, MA 01301-9668

TRUSTEES
George R. Aylward
Leroy Keith, Jr.
Philip R. McLoughlin, Chairman
Geraldine M. McNamara
James M. Oates
Richard E. Segerson
Ferdinand L.J. Verdonck

OFFICERS
George R. Aylward, President
Francis G. Waltman, Senior Vice President
Nancy J. Engberg, Vice President and
   Chief Compliance Officer
W. Patrick Bradley, Chief Financial Officer and Treasurer
Kevin J. Carr, Vice President, Chief Legal
   Officer, Counsel and Secretary

INVESTMENT ADVISER
Virtus Investment Advisers, Inc.
100 Pearl Street
Hartford, CT 06103-4506

PRINCIPAL UNDERWRITER
VP Distributors, Inc.
100 Pearl Street
Hartford, CT 06103-4506

TRANSFER AGENT
VP Distributors, Inc.
100 Pearl Street
Hartford, CT 06103-4506

CUSTODIAN
The Bank of New York Mellon
One Wall Street
New York, NY 10005-2588

HOW TO CONTACT US
Mutual Fund Services          1-800-243-1574
Adviser Consulting Group      1-800-243-4361
Telephone Orders              1-800-367-5877
Text Telephone                1-800-243-1926
Web site                          VIRTUS.COM

IMPORTANT NOTICE TO SHAREHOLDERS

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

                         THIS PAGE INTENTIONALLY BLANK.

                         THIS PAGE INTENTIONALLY BLANK.

                         THIS PAGE INTENTIONALLY BLANK.

For more information about Virtus mutual funds, please call your financial representative, contact us at 1-800-243-1574 or VIRTUS.COM.

8025                                                                        4-11

(VIRTUS LOGO)                                                      PRSRT STD
                                                                 U.S. POSTAGE
                                                                     PAID
                                                                  LANCASTER,
                                                                      PA
                                                                 PERMIT 1793

      P.O. Box 9874
Providence, RI 02940-8074

                     [VIRTUS LOGO]       SEMIANNUAL REPORT

           Virtus Multi-Sector Short Term Bond Fund

TRUST NAME:          March 31, 2011          [SIGN LOGO]
VIRTUS
OPPORTUNITIES
TRUST

NO BANK GUARANTEE     NOT FDIC INSURED      MAY LOSE VALUE

                                 TABLE OF CONTENTS

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
("Multi-Sector Short Term Bond Fund")
Message to Shareholders ..............................................................................   1
Disclosure of Fund Expenses ..........................................................................   2
Schedule of Investments ..............................................................................   4
Statement of Assets and Liabilities ..................................................................  29
Statement of Operations ..............................................................................  30
Statement of Changes in Net Assets ...................................................................  31
Financial Highlights .................................................................................  32
Notes to Financial Statements ........................................................................  34
Consideration of Advisory and Sub-advisory Agreements by the Board of Trustees .......................  42

PROXY VOTING PROCEDURES (FORM N-PX)

The adviser and subadviser vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

FORM N-Q INFORMATION

The Trust files a complete schedule of portfolio holdings for the Fund with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

This report is not authorized for distribution to prospective investors in the Virtus Multi-Sector Short Term Bond Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund's record and other pertinent information.

                            MESSAGE TO SHAREHOLDERS

Dear Fellow Shareholders of Virtus Mutual Funds:

The last six months - especially the first quarter of this year - provided a textbook lesson in the unpredictable nature of capital markets and the importance of maintaining a disciplined investment approach. Investors were reminded that it is impossible to predict the events that might influence market performance or how the market will react to such events.

The markets faced a number of unusual challenges around the world, including Japan's recent earthquake and social unrest in the critical oil regions of North Africa and the Middle East. At the same time, the equities markets benefited from the stabilizing effects of the second round of quantitative easing, the Federal Reserve's (the "Fed's") gradual purchase of $600 billion in U.S. Treasuries initiated last November. Confidence replaced concern, and investors started moving out of "safe haven" fixed income securities into equities.

Investors who stayed the course were rewarded for their perseverance. The S&P 500(R) Index, a broad measure of U.S. stock market performance, gained 17.3% for the six months ended March 31, 2011, and 5.92% in the first quarter alone - its best opening quarter since 1998. Fixed income markets generated more modest returns as interest rates inched higher. The Barclays Capital U.S. Aggregate Bond Index, which measures the performance of the taxable bond market, had performance of (0.88)% for the six months ended March 31, 2011, and a gain of 0.42% in the first quarter of 2011.

It is clear the U.S. economic recovery is gathering speed. We are seeing signs of improvement in manufacturing, the labor market and consumer spending. GDP is growing and corporate earnings are on the rise. Certainly, this news is positive but challenges remain: higher oil prices, a depressed housing market, and some concern that interest rates may start to increase after the Fed's Treasury purchases end in June.

At times of uncertainty, diversification takes on greater importance. While diversification cannot guarantee a profit or prevent loss, owning a variety of asset classes can help cushion your portfolio against market volatility. Your financial adviser can help you ensure your portfolio is adequately diversified. You may also want to visit our website, www.virtus.com, to learn about the full range of Virtus Mutual Funds, including some new investment strategies that may be used to diversify a core portfolio.

As always, thank you for investing with Virtus. Our investment team is committed to your financial success.

Sincerely,

/S/ George R. Aylward
George R. Aylward
President, Virtus Mutual Funds

MAY 2011

WHENEVER YOU HAVE QUESTIONS ABOUT YOUR ACCOUNT, OR REQUIRE ADDITIONAL INFORMATION, PLEASE VISIT US ON THE WEB AT WWW.VIRTUS.COM OR CALL OUR SHAREOWNER SERVICE GROUP TOLL-FREE AT 1-800-243-1574.

PERFORMANCE DATA QUOTED REPRESENTS PAST RESULTS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN PERFORMANCE SHOWN ABOVE.

                   VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                    DISCLOSURE OF FUND EXPENSES (UNAUDITED)
         FOR THE SIX-MONTH PERIOD OF OCTOBER 1, 2010 TO MARCH 31, 2011

     We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Virtus Multi-Sector Short Term Bond Fund (the "Fund") you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class T shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. Class C shares are sold without a sales charge. Class I shares are sold without a sales charge and do not incur distribution and service fees. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The following Expense Table illustrates your Fund's costs in two ways.

ACTUAL EXPENSES

     The first section of the accompanying table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The second section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second section of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if those transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

                     VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                 DISCLOSURE OF FUND EXPENSES (UNAUDITED) (CONTINUED) FOR THE SIX-MONTH PERIOD OF OCTOBER 1, 2010 TO MARCH 31, 2011

EXPENSE TABLE
--------------------------------------------------------------------------------------------------------------------------------
                                                             Beginning           Ending                             Expenses
                                                             Account             Account           Annualized         Paid
                                                              Value               Value             Expense         During
                                                           October 1, 2010      March 31, 2011       Ratio          Period*
--------------------------------------------------------------------------------------------------------------------------------
MULTI-SECTOR SHORT TERM BOND FUND
--------------------------------------------------------------------------------------------------------------------------------
ACTUAL
Class A                                                        $  1,000.00         $ 1,034.70        1.06%          $5.38
Class B                                                           1,000.00           1,030.10        1.56            7.90
Class C                                                           1,000.00           1,033.00        1.31            6.64
Class T                                                           1,000.00           1,030.50        1.81            9.16
Class I                                                           1,000.00           1,033.80        0.81            4.11

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A                                                           1,000.00           1,019.58        1.06            5.35
Class B                                                           1,000.00           1,017.05        1.56            7.88
Class C                                                           1,000.00           1,018.32        1.31            6.61
Class T                                                           1,000.00           1,015.79        1.81            9.14
Class I                                                           1,000.00           1,020.84        0.81            4.09

----------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (182) expenses were accrued in the most recent fiscal half-year, then divided by 365 days to reflect the one-half year period.

     The Fund may invest in other funds, and the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses were included, the expenses would have been higher.

     You can find more information about the Fund's expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the prospectus.

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                            SCHEDULE OF INVESTMENTS
                          MARCH 31, 2011  (UNAUDITED)

                               ASSET ALLOCATIONS
                               -----------------

The following table presents the portfolio holdings within certain sectors as a percentage of total investments as of March 31, 2011.

Corporate Bonds and Notes                      36%
Mortgage-Backed Securities                     28
Asset-Backed Securities                        12
Foreign Government Securities                  12
Loan Agreements                                11
Other (includes short-term investments)         1
                                          -------
Total                                         100%
                                          =======

($ reported in thousands)

                                                             PAR VALUE        VALUE
                                                            ------------     ---------
MUNICIPAL BONDS-0.3%

CONNECTICUT-0.0%
Mashantucket Western
 Pequot Tribe Taxable
 Series A, 144A
 (NATL Insured)
 6.910%, 9/1/12(4)                                         $ 1,715           $  1,527
                                                                             --------
KENTUCKY-0.2%
State of Kentucky General
 Fund Taxable
 3.165%, 4/1/18                                              7,100              6,889
                                                                               ------
VIRGINIA-0.1%
Tobacco Settlement
 Financing Corp. Taxable
 Series 07-A1,
 6.706%, 6/1/46                                              4,850              3,050
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $13,277)                                                      11,466
-------------------------------------------------------------------------------------
FOREIGN GOVERNMENT SECURITIES-11.5%
Bolivarian Republic of Venezuela
 8.500%, 10/8/14                                            22,580             20,706
 RegS
 5.750%, 2/26/16(5)                                         26,205             19,523
 RegS
 7.000%, 12/1/18(5)                                          3,230              2,237
Bundesobligation
 Series 154,
 2.250%, 4/11/14                                            12,083 (EUR)     $ 17,216
Commonwealth of Australia
 Series 123,
 5.750%, 4/15/12                                            57,272 (AUD)       59,803
Commonwealth of Canada
 2.000%, 9/1/12                                             47,418 (CAD)       49,188
Commonwealth of New
 Zealand Series 1111,
 6.000%, 11/15/11                                           42,370 (NZD)       33,005
 Series 413,
 6.500%, 4/15/13                                            11,084 (NZD)        8,959
Federative Republic of Brazil
 12.500%, 1/5/16                                            44,484 (BRL)       31,061
 10.250%, 1/10/28                                            4,275 (BRL)        2,618
Kingdom of Norway
 Series 469,
 6.000%, 5/16/11                                           159,065 (NOK)       28,882
 Series 470,
 6.500%, 5/15/13                                           125,782 (NOK)       24,431
Kingdom of Sweden
 Series 1046,
 5.500%, 10/8/12                                           111,305 (SEK)       18,456
Republic of Argentina
 PIK Interest Capitalization
 8.280%, 12/31/33                                         $ 43,491             38,989
 Series GDP
 3.169%, 12/15/35(3)                                        24,420              4,066

                       See Notes to Financial Statements

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                      SCHEDULE OF INVESTMENTS (Continued)
                           MARCH 31, 2011 (Unaudited)

($ reported in thousands)

                                                                                            PAR VALUE                 VALUE
                                                                                          -------------             ----------
Republic of Colombia
 12.000%, 10/22/15                                                                            9,935,000 (COP)       $    6,798
Republic of Indonesia
 Series
 FR-23,
 11.000%, 12/15/12                                                                           26,600,000 (IDR)            3,280
 Series  FR-30,
 10.750%, 5/15/16                                                                            40,550,000 (IDR)            5,259
Republic of Korea
 Series  1112,
 4.750%, 12/10/11                                                                            23,141,000 (KRW)           21,293
Republic of Lithuania
 144A
 6.750%, 1/15/15(4)                                                                         $     4,000                  4,354
Republic of Poland
 Series  0414,
 5.750%, 4/25/14                                                                                 67,160 (PLZ)           23,916
 3.875%, 7/16/15                                                                                  1,950                  1,971
Republic of South Africa
 Series R- 201,
 8.750%, 12/21/14                                                                                55,865 (ZAR)            8,602
Republic of Turkey
 0.000%, 4/25/12                                                                                 13,190 (TRY)            7,804
Russian Federation RegS
 7.500%, 3/31/30(3)(5)                                                                            1,730                  2,023

------------------------------------------------------------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $415,389)                                                                                             444,440
------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES-27.9%

AGENCY-1.5%
FHLMC
 6.000%, 8/1/34                                                                                   1,219                  1,338
FNMA
 5.500%, 1/1/17                                                                                     316                    343
 6.000%, 5/1/17                                                                                     100                    109
 5.500%, 8/1/17                                                                                      76                     82
 4.500%, 4/1/18                                                                                     621                    658
 5.000%, 10/1/19                                                                                  1,462                  1,565
 5.500%, 2/1/20                                                                                     697                    756
 5.500%, 3/1/20                                                                                     189                    205
 5.500%, 3/1/20                                                                                     347                    377
 5.500%, 3/1/20                                                                                     710                    770
 5.500%, 3/1/20                                                                                     991                  1,076
 5.500%, 4/1/20                                                                                     875                    950
 5.000%, 6/1/20                                                                                   2,404                  2,572
 6.000%, 12/1/32                                                                                    167                    184
 5.500%, 2/1/33                                                                                     408                    439
 5.500%, 5/1/34                                                                                   1,634                  1,758
 6.000%, 8/1/34                                                                                   1,076                  1,184
 6.000%, 10/1/34                                                                                    596                    655
 6.000%, 10/1/34                                                                                  1,025                  1,126
 5.500%, 11/1/34                                                                                  1,525                  1,640
 5.500%, 11/1/34                                                                                  1,728                  1,858
 6.000%, 11/1/34                                                                                  1,458                  1,602
 5.500%, 12/1/34                                                                                    912                    981
 5.500%, 1/1/35                                                                                   2,040                  2,194
 6.000%, 1/1/37                                                                                   1,980                  2,163
 6.000%, 1/1/37                                                                                   1,316                  1,438
 5.500%, 7/1/37                                                                                      11                     12
 6.000%, 7/1/37                                                                                     526                    573
 6.000%, 12/1/37                                                                                  2,494                  2,717
 6.000%, 4/1/38                                                                                   1,757                  1,914
 5.500%, 9/1/38                                                                                   1,788                  1,914
 5.500%, 12/1/38                                                                                  1,835                  1,964
 5.000%, 7/1/40                                                                                   8,000                  8,384
 5.000%, 7/1/40                                                                                   9,948                 10,426
GNMA
 6.500%, 7/15/31                                                                                     28                     32
 6.500%, 8/15/31                                                                                     62                     70
 6.500%, 11/15/31                                                                                    59                     67
 6.500%, 2/15/32                                                                                     27                     30
 6.500%, 4/15/32                                                                                    106                    121
 6.500%, 4/15/32                                                                                     97
                                                                                                                           110
                                                                                                                        ------
                                                                                                                        56,357
                                                                                                                        ------
NON-AGENCY-26.4%
ABN AMRO Mortgage
 Corp. 02-9, M
 5.750%, 12/25/32                                                                                 2,897                  2,896
American General
 Mortgage Loan   Trust
 06-1, A2 144A
 5.750%,  12/25/35(3)(4)                                                                            285                    284
 09-1, A6 144A
 5.750%, 9/25/48(3)(4)                                                                           13,850                 14,079
American Tower Trust
 07-1A, C 144A
 5.615%, 4/15/37(4)                                                                               3,685                  3,897
Americold LLC Trust
 10-ARTA, A1 144A
 3.847%, 1/14/29(4)                                                                              14,115                 14,304
Banc of America Alternative
 Loan Trust
 03-10, 2A1
 6.000%, 12/25/33                                                                                 7,228                  7,560

                       See Notes to Financial Statements

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

                                              PAR VALUE            VALUE
                                           -------------       ----------
NON-AGENCY-CONTINUED
Banc of America Commercial
 Mortgage,  Inc.
 05-2, B
 5.038%,  7/10/43(3)                       $ 5,000           $ 5,150
 05-6, AM
 5.196%,  9/10/47(3)                         1,630             1,701
 07-1, AMFX
 5.482%,  1/15/49(3)                         8,700             8,617
Banc of America
 Funding  Corp.
 06-5, 4A4
 6.000%,  9/25/36                            6,801             6,796
Banc of America Mortgage
 Securities,  Inc.
 05-1, 1A22
 5.250%,  2/25/35                            5,037             5,034
Bear Stearns Commercial
 Mortgage  Securities, Inc.
 06-PW12, A4
 5.723%,  9/11/38(3)                        10,025            10,997
 06-PW12, AM
 5.762%,  9/11/38(3)                         8,600             8,866
 06-PW14, A4
 5.201%,  12/11/38                           7,400             7,804
 06-PW14,  AM
 5.243%,  12/11/38                          10,000            10,063
 05-PW10, A4
 5.405%,  12/11/40(3)                        1,720             1,840
 05-PW10, AM
 5.449%,  12/11/40(3)                       11,550            11,894
 04-PWR3,  A4
 4.715%,  2/11/41                            6,500             6,820
 05-PWR8,  A4
 4.674%,  6/11/41                            7,100             7,460
 04-PWR5,  A5
 4.978%,  7/11/42(3)                         3,925             4,162
 07-T28, A4
 5.742%,  9/11/42(3)                         3,360             3,648
 07-PW18, A4
 5.700%,  6/13/50                            6,500             6,929
Chase Mortgage
 Finance  Corp.
 05-S1, A10
 5.500%,  5/25/35                            6,065             6,004
Citicorp Mortgage
 Securities, Inc.
 03-11, 2A10
 5.500%, 12/25/33                           13,131            13,198
 04-4, A6
 5.500%, 6/25/34                            13,637            14,041
Citigroup/Deutsche
 Bank Commercial
 Mortgage Trust
 05-CD1, AM
 5.222%, 7/15/44(3)                          6,410             6,779
 05-CD1, A4
 5.222%, 7/15/44(3)                          5,000             5,375
 07-CD4, A4
 5.322%, 12/11/49                            6,465             6,795
Commercial Mortgage
 Pass-Through
 Certificates 01-J2A,
 A2 144A
 6.096%, 7/16/34(4)                          5,202             5,197
Countrywide Alternative
 Loan Trust
 04-24CB, 1A1
 6.000%, 11/25/34                            5,782             5,778
Countrywide Home
 Loan Mortgage
 Pass-Through Trust
 02-35, 1A2
 5.000%, 2/25/18                             6,261             6,270
 04-9, A6
 5.250%, 6/25/34                             2,828             2,851
Credit Suisse First
 Boston Mortgage
 Securities Corp.
 04-8, 7A1
 6.000%, 12/25/34                           14,090            14,077
 03-CPN1, C
 4.763%, 3/15/35                             7,964             8,116
 02-CKS4, B
 5.333%, 11/15/36                            5,000             5,148
 02-CKS4, C
 5.394%, 11/15/36                            5,000             5,113
 04-C5, A3
 4.499%, 11/15/37                            3,560             3,598

                       See Notes to Financial Statements

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

                                              PAR VALUE            VALUE
                                           ---------------        --------
NON-AGENCY-CONTINUED
Credit Suisse Mortgage
 Capital  Certificates
 06-C1, A3
 5.441%,  2/15/39(3)                              $ 9,977          $ 10,460
 06-C1, AM
 5.441%,  2/15/39(3)                                4,745             4,894
Deutsche Bank/UBS
 Mortgage  Trust
 11-LC1A, A3,  144A
 5.002%,  11/10/46(4)                               3,500             3,629
Entertainment Properties
 Trust 03- EPR,
 A2 144A
 5.244%,  2/15/18(4)                                7,854             8,195
Extended Stay America
 Trust
 10-ESHA, A  144A
 2.951%,  11/5/27(4)                                5,961             5,864
 10-ESHA, D  144A
 5.498%, 11/5/27(4)                                 9,310             9,416
First Horizon Asset
 Securities, Inc.
 06-1, 1A8
 6.000%, 5/25/36                                    8,891             8,945
First Union National Bank
 Commercial Mortgage
 01-C3, F 144A
 7.201%, 8/15/33(3)(4)                              3,000             3,023
 01-C3, G 144A
 7.299%, 8/15/33(3)(4)                             10,282            10,348
GE Capital Commercial
 Mortgage Corp.
 03-C1, C
 4.975%, 1/10/38(3)                                 4,332             4,491
 04-C3, A4
 5.189%, 7/10/39(3)                                13,500            14,491
GMAC Commercial
 Mortgage Securities, Inc.
 03-C1, D
 4.283%, 5/10/36                                   10,000            10,270
 04-C2, A3
 5.134%, 8/10/38                                    1,200             1,256
 04-C2, A4
 5.301%, 8/10/38(3)                                 8,178             8,723
 04-C3, A4
 4.547%, 12/10/41                                   4,820             4,882
Goldman Sachs Mortgage
 Securities Corp. II
 07-EOP, G 144A
 3.018%, 3/6/20(3)(4)                               5,840             5,842
 07-EOP, H 144A
 3.585%, 3/6/20(3)(4)                               1,850             1,850
 11-ALF, B
 3.215%, 2/10/21(4)                                 8,000             7,962
 04-GG2, A4
 4.964%, 8/10/38                                    6,900             6,974
 07-GG10, A4
 5.808%, 8/10/45(3)                                10,550            11,201
Greenwich Capital
 Commercial Funding
 Corp. 04-GG1, A7
 5.317%, 6/10/36(3)                                 7,950             8,511
GSR Mortgage Loan Trust
 04-6F, 1A1
 5.000%, 5/25/34                                    2,512             2,508
 05-5F, 2A8
 5.500%, 6/25/35                                    9,820            10,216
 05-AR6, 3A1
 2.772%, 9/25/35(3)                                 8,149             7,459
Heller Financial Commercial
 Mortgage Asset
 00-PH1, G 144A
 6.750%, 1/17/34(4)                                 2,925             2,923
JPMorgan Chase
 Commercial Mortgage
 Securities Corp.
 09-IWST, A1 144A
 4.314%, 12/5/27(4)                                 9,020             9,321
 04-C1, A3
 4.719%, 1/15/38                                    5,565             5,883
 05-LDP2, AM
 4.780%, 7/15/42                                    9,240             9,592
 06-CB17, AM
 5.464%, 12/12/43                                  11,905            11,992
 05-LDP5, AM
 5.244%, 12/15/44(3)                               14,822            15,525
 06-LDP7, A4
 5.863%, 4/15/45(3)                                 9,997            10,985
 06-LDP7, AM
 5.863%, 4/15/45(3)                                11,125            11,496
 06-LDP9, A3
 5.336%, 5/15/47                                   12,175            12,747
 07-LD12, A4
 5.882%, 2/15/51                                    8,029             8,596

                       See Notes to Financial Statements

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

                                              PAR VALUE        VALUE
                                            -------------    ---------
NON-AGENCY-CONTINUED
JPMorgan Mortgage Trust
 03-A2, 3A1
 2.162%, 11/25/33(3)                        $ 14,405          $ 14,463
 05-A1, 4A1
 4.783%, 2/25/35(3)                            4,109             4,141
 05-A4, 3A1
 5.162%, 7/25/35(3)                            7,446             7,221
 06-A1, B1
 3.919%, 2/25/36(3)                            7,577               370
Lehman Brothers-UBS
 Commercial Mortgage Trust
 01-C3, A2
 6.365%, 12/15/28                              4,167             4,178
 04-C7, A6
 4.786%, 10/15/29(3)                          10,536            11,138
 01-C2, C
 6.975%, 9/15/34                               5,378             5,383
 06-C3, AM
 5.712%, 3/15/39(3)                              960               982
 06-C6, A4
 5.372%, 9/15/39                              11,830            12,627
 06-06, AM
 5.413%, 9/15/39                              10,000            10,295
 07-C2, A2
 5.303%, 2/15/40                              10,018            10,223
 07-C2, A3
 5.430%, 2/15/40                               6,830             7,197
 05-C3, AM
 4.794%, 7/15/40                               7,460             7,773
 07-C6, A2
 5.845%, 7/15/40                              11,025            11,421
 07-C6, A4
 5.858%, 7/15/40(3)                            4,950             5,269
 07-C7, A3
 5.866%, 9/15/45(3)                           10,300            11,025
MASTR Alternative Loans
 Trust
 04-7, 4A1
 4.500%, 7/25/19                              12,586            12,912
MASTR Asset Securitization
 Trust
 05-1, 1A1
 5.000%, 5/25/20                               3,135             3,165
 06-1, 1A2
 5.750%, 5/25/36                              10,000             9,994
Merrill Lynch Floating Trust
 08-LAQA,
 A1 144A
 0.797%, 7/9/21(3)(4)                         14,897            14,165
Merrill Lynch Mortgage
 Investors, Inc.
 98-C1, B
 6.750%, 11/15/26(3)                          10,000            10,458
Merrill Lynch Mortgage
 Trust
 06-C1, AM
 5.669%, 5/12/39(3)                            7,520             7,800
 04-KEY2, A3
 4.615%, 8/12/39                              12,250            12,665
Merrill Lynch-Countrywide
 Commercial Mortgage
 Trust
 06-3, A4
 5.414%, 7/12/46(3)                            4,700             4,978
 06-4, A3
 5.172%, 12/12/49(3)                           9,500             9,970
Morgan Stanley Capital I
 04-IQ7, C
 5.409%, 6/15/38(3)                            6,654             6,664
 04-HQ4, A6
 4.830%, 4/14/40                               6,000             6,220
 06-T23, A4
 5.806%, 8/12/41(3)                           11,115            12,322
 06-T23, AM
 5.806%, 8/12/41(3)                           10,000            10,601
 06-IQ12, A4
 5.332%, 12/15/43                             14,500            15,299
 07-IQ14, A4
 5.692%, 4/15/49(3)                            9,720            10,241
Morgan Stanley Mortgage
 Loan Trust
 04-2AR, 3A
 2.388%, 2/25/34(3)                            3,497             3,529
 04-2AR, 4A
 4.753%, 2/25/34(3)                            8,974             9,114
 05-5AR, 4A1
 5.401%, 9/25/35(3)                            1,675             1,307
Prudential Commercial
 Mortgage Trust
 03-PWR1, D 144A
 4.775%, 2/11/36(4)                            4,950             4,896

                       See Notes to Financial Statements

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)


($ reported in thousands)

                                         PAR VALUE           VALUE
                                         ---------        ----------
NON-AGENCY-CONTINUED
RAAC
   05-SP1, 2A2
   5.250%, 9/25/34                       $   3,044        $   3,041
Residential Accredit
   Loans, Inc.
   03-QS6, A4
   4.250%, 3/25/33                           8,296            8,513
Residential Asset Mortgage
   Products, Inc.
   04-SL2, A3
   7.000%, 10/25/31                          6,190            6,490
   04-SL1, A8
   6.500%, 11/25/31                          6,599            6,679
   04-RS6, AI4
   5.457%, 5/25/32(3)                        4,245            4,304
   04-SL4, A3
   6.500%, 7/25/32                           3,444            3,503
Residential Asset
   Securitization Trust
   04-A4, A5
   5.500%, 8/25/34                           3,292            3,291
Residential Funding Mortgage
   Securities I, Inc.
   06-S12, 1A1
   5.500%, 12/25/21                          7,242            7,601
   06-S4, A2
   6.000%, 4/25/36                           3,238            3,220
Salomon Brothers Mortgage
   Securities VII, Inc.
   01-C1, C
   6.729%, 12/18/35(3)                       2,189            2,186
   01-C1, D
   6.831%, 12/18/35(3)                       3,290            3,284
Structured Asset
   Securities Corp.
   03-21, 2A2
   5.250%, 8/25/33                           5,224            5,438
Timberstar Trust
   06-1A, A 144A
   5.668%, 10/15/36(4)                      10,240           10,946
Wachovia Bank Commercial
   Mortgage Trust
   03-C8, 5
   4.951%, 11/15/35(3)                       5,500            5,563
   04-C12, A2
   5.001%, 7/15/41                           4,828            4,837
   04-C12, A4
   5.308%, 7/15/41(3)                        10,145          10,89
   04-C15, B
   4.892%, 10/15/41                           4,875           4,945
   05-C20, AMFX
   5.179%, 7/15/42(3)                         6,000           6,312
   07-C30, A5
   5.342%, 12/15/43                           6,935           7,181
   05-C22, AM
   5.320%, 12/15/44(3)                        8,310           8,738
   07-C33, A4
   5.900%, 2/15/51(3)                         8,940           9,573
   Wachovia Mortgage Loan
   Trust LLC
   06-A, B1
   5.470%, 5/20/36(3)                             1               -(12)
Washington Mutual Commercial
Mortgage Securities Trust
   07-SL3, A 144A
   5.940%, 3/23/45(3)(4)                      8,083           8,204
Washington Mutual Mortgage
   Pass-Through Certificates
   04-CB1, 5A
   5.000%, 6/25/19                            5,094           5,313
Wells Fargo Mortgage-Backed
   Securities Trust
   03-6, 1A1
   5.000%, 6/25/18                            2,282           2,360
   06-17, A1
   5.500%, 11/25/21                           1,065           1,072
   04-CC, A1
   4.910%, 1/25/35(3)                         5,477           5,499
   05-9, 2A11
   5.250%, 10/25/35                             163             162
   05-9,1A6
   5.500%, 10/25/35                             252             252
   05-14, 2A1
   5.500%, 12/25/35                           7,936           8,058
   06-AR1, 2A3
   5.413%, 3/25/36(3)                        10,000           9,987
   06-4, 2A2
   5.500%, 4/25/36                            1,152           1,089
   06-6, 1A15
   5.750%, 5/25/36                            3,737           3,687
   06-9, 1A15
   6.000%, 8/25/36                            3,273           3,298

                       See Notes to Financial Statements

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)


($ reported in thousands)

                                  PAR VALUE                VALUE
                                  -----------           -----------
NON-AGENCY-CONTINUED
  07-16, 1A7
  6.000%, 12/28/37                $     8,731            $    7,888
  07-AR10, 2A1
  6.382%, 1/25/38(3)                   12,210                12,331
                                                         ----------
                                                          1,015,352
-------------------------------------------------------------------
TOTAL MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $1,017,118)                              1,071,709
-------------------------------------------------------------------
ASSET-BACKED SECURITIES-11.6%
1st Financial Bank USA
   10-B, A 144A
   3.000%, 7/17/17(4)                          5,000          4,977
   10-C, B 144A
   5.190%, 9/17/18(4)                          5,000          4,943
   10-D, C 144A
   5.920%, 6/17/19(4)                          3,000          2,993
Aircraft Certificate Owner
   Trust 03-1A, D, 144A
   6.455%, 9/20/22(4)                          2,111          2,090
American General
   Mortgage Loan Trust
   10-1A, A1 144A
   5.150%, 3/25/58(3)(4)                      14,289         14,762
AmeriCredit Automobile
   Receivables Trust
   10-1, B
   3.720%, 11/17/14                            9,825         10,130
   10-1, C
   5.190%, 8/17/15                             3,925          4,199
Ameriquest Mortgage
   Securities, Inc.
   03-10, AF6
   4.710%, 11/25/33(3)                         6,939          6,991
Asset Backed Funding
   Certificates
   05-AQ1, A6
   4.780%, 6/25/35(3)                          8,312          8,124
Avis Budget Rental Car
   Funding/AESOP LLC
   09-2A, A 144A
   5.680%, 2/20/14(4)                          9,825         10,496
Bayview Financial
   Acquisition Trust
   06-B, 1A2
   5.800%, 4/28/36(3)                          2,198          2,191
   06-A, 1A2
   5.483%, 2/28/41(3)                            478            480
Bombardier Capital
   Mortgage Securitization
   Corp. 99-A, A3
   5.980%, 1/15/18(3)                          2,570          2,251
Bosphorus Financial
   Services Ltd. 144A
   2.113%, 2/15/12(3)(4)                         500            494
Bush Truck Leasing
   LLC 11-44, A, 144A
   5.000%, 9/25/18(4)                          5,500          5,487
BXG Receivables Note
   Trust 10-A, A 144A
   5.100%, 3/2/26(4)                           6,466          6,415
Capital Auto Receivables
   Asset Trust 07-1, C
   5.380%, 11/15/12                            6,080          6,280
Carmax Auto Owner
   Trust 09-2, A4
   2.820%, 12/15/14                           11,750         12,080
Chase Funding Mortgage
   Loan Asset-Backed
   Certificates 04-1,1A4
   4.111%, 8/25/30                               953            923
Chrysler Financial Auto
   Securitization Trust
   10-A, D
   3.520%, 8/8/16                              7,000          6,968
CIT Group, Inc.
   10-VT1A, B 144A
   3.880%, 9/16/13(4)                          5,900          6,081
Citicorp Residential
   Mortgage Securities, Inc.
   07-1, A3
   5.667%, 3/25/37(3)                          2,382          2,381
   07-2, A4
   6.538%, 6/25/37(3)                          7,000          6,249
Conseco Finance
   Securitizations Corp.
   01-3, A4
   6.910%, 5/1/33(3)                          12,628         13,102

                       See Notes to Financial Statements

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

                                   PAR VALUE               VALUE
                                  -----------           -----------
Conseco Financial Corp.
   94-1, A5
   7.650%, 4/15/19                $     1,034           $     1,072
Countrywide Asset-
   Backed Certificates
   04-10, AF6
   4.485%, 12/25/34(3)                  8,914                 8,791
Credit-Based Asset
   Servicing &
   Securitization LLC
   05-CB6, A3
   5.120%, 7/25/35(3)                    1,540                1,407
Daimler Chrysler Auto
   Trust 08-B, A4A
   5.320%, 11/10/14                      9,620                9,897
Dominos Pizza Master
   Issuer LLC
   07-1, A2 144A
   5.261%, 4/25/37(4)                   25,000               25,438
DSC Floorplan Master
   Owner Trust
   11-1, A, 144A
   3.910%, 3/15/16(4)                    8,500                8,500
DT Auto Owner Trust
   10-1A, C, 144A
   3.460%, 1/15/14(4)                    3,500                3,501
   09-1, B, 144A
   5.920%, 10/15/15(4)                   2,591                2,599
First Franklin Mortgage
   Loan Asset-Backed
   Certificates
   06-FF13, A2B
   0.350%, 10/25/36(3)                   9,146                8,827
Ford Credit Auto Owner
   Trust 09-E, D 144A
   5.530%, 5/15/16(4)                   17,750               18,907
Ford Credit Floorplan
   Master Owner Trust
   10-3, A1 144A
   4.200%, 2/15/17(4)                   11,800               12,480
GMAC Mortgage Corp.
   Loan Trust
   06-HE2, A3
   6.320%, 5/25/36(3)                    9,875                6,559
   07-HE1-, A2
   5.621%, 8/25/37(3)                    6,664                6,541
Great America Leasing
   Receivables
   09-1, B 144A
   4.520%, 11/15/14(4)                    3,000               3,143
Harley-Davidson
   Motorcycle Trust
   09-4, B
   3.190%, 9/15/14                         9,000              9,116
   07-2, C
   5.410%, 8/15/15                         6,750              6,943
Hertz Vehicle Financing
   LLC 09-2A, A1, 144A
   4.260%, 3/25/14(4)                      5,000              5,239
Hyundai Auto Receivables
   Trust 11-A, C
   3.000%, 6/15/17                         7,500              7,462
IndyMac Manufactured
   Housing Contract
   98-1, A3
   6.370%, 9/25/28                         1,643              1,365
Long Grove Collateral
   Loan Obligation Ltd.
   04-1A, C 144A
   2.712%, 5/25/16(3)(4)(7)                1,600              1,428
   04-1A, D 144A
   7.062%, 5/25/16(3)(4)(7)                 422                 405
Marriott Vacation Club
   Owner Trust
   10-1A, A 144A
   3.540%, 10/20/32(4)                     1,840              1,843
   10-1A, B 144A
   4.520%, 10/20/32(4)                     3,587              3,560
Merrill Auto Trust
   Securitization
   07-1, B
   5.790%, 12/15/13                         715                 718
MMCA Automobile
   Trust
   11-A, B, 144A
   2.720%, 10/17/16(4)                     3,500              3,482
Navistar Financial Corp.
   Owner Trust
   10-A, B 144A
   4.170%, 10/20/14(4)                     7,000              7,181
New Century Home
   Equity Loan Trust
   05-A, A4W
   5.035%, 8/25/35(3)                      17,069             15,988

                       See Notes to Financial Statements

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

                                                PAR VALUE           VALUE
                                                ---------          --------
Popular ABS Mortgage
  Pass-Through Trust
  05-5, AF3
  5.086%, 11/25/35(3)                           $ 17,369           $ 17,212
Renaissance Home
  Equity Loan Trust
  05-3, AF4
  5.140%, 11/25/35(3)                              5,380              4,714
Residential Funding Mortgage
  Securities II, Inc.
  04-HI3, A5
  5.480%, 6/25/34(3)                               4,705              3,655
  06-HI2, A3
  5.790%, 2/25/36                                  5,020              4,731
  07-HI1, A2
  5.640%, 3/25/37                                  7,459              7,292
Santander Drive Auto
  Receivables Trust
  10-B, C 144A
  3.020%, 10/17/16(4)                              5,000              4,998
  10-3, C
  3.060%, 11/15/17                                10,000              9,896
Saxon Asset Securities Trust
  06-3 A2
  0.360%, 10/25/46(3)                             15,533             14,530
Sierra Receivables Funding
  Co., LLC
  11-1A, B, 144A
  4.230%, 6/20/18(4)                               9,000              9,000
  10-3A, B 144A
  4.440%, 11/20/25(4)                              5,284              5,247
SVO MOI Mortgage Corp.
  10-AA, A 144A
  3.650%, 7/20/27(4)                               7,550              7,487
TAL Advantage LLC
  1-1A, A, 144A
  4.600%, 1/20/26(4)                               9,833              9,937
Tidewater Auto Receivables Trust
  10-A, A 144A
  5.920%, 5/15/17(4)                               3,150              3,184
U-Haul S Fleet LLC
  10-BT1A, 1 144A
  4.899%, 10/25/23(4)                              8,775              8,863
Wachovia Auto Loan
  Owner Trust
  07-1, D
  5.650%, 2/20/13                                 11,083             11,133
----------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $442,485)                                          445,358
----------------------------------------------------------------------------
CORPORATE BONDS AND NOTES-36.1%
CONSUMER DISCRETIONARY-2.3%
AutoZone, Inc.
  5.750%, 1/15/15                                  4,420              4,875
Boyd Gaming Corp. 144A
  9.125%, 12/1/18(4)                               2,425              2,516
Caesar's Entertainment
  Operating Co., Inc.
  10.000%, 12/15/18                                3,800              3,486
Cequel Communications
  Holdings I LLC/Cequel
  Capital Corp. 144A
  8.625%, 11/15/17(4)                              5,790              6,065
Citadel Broadcasting
  Corp. 144A
  7.750%, 12/15/18(4)                              1,270              1,383
CityCenter Holdings
  LLC/CityCenter
  Finance Corp. 144A
  7.625%, 1/15/16(4)                               1,218              1,264
Dana Holding Corp.
  6.500%, 2/15/19                                    855                855
DigitalGlobe, Inc.
  10.500%, 5/1/14                                    700                797
Hyatt Hotels Corp. 144A
  5.750%, 8/15/15(4)                                 900                932
Hyundai Capital America 144A
  3.750%, 4/6/16(4)                                  500                493
International Game Technology
  7.500%, 6/15/19                                  1,115              1,266
Isle of Capri Casinos, Inc.
  7.000%, 3/1/14                                   2,750              2,743
Korea Expressway Corp. 144A
  4.500%, 3/23/15(4)                               2,670              2,770
Landry's Restaurants, Inc.
  11.625%, 12/1/15                                 2,851              3,086
Libbey Glass, Inc.
  10.000%, 2/15/15                                   337                369
McJunkin Red Man Corp. 144A
  9.500%, 12/15/16(4)                              2,590              2,635
MGM Resorts International, Inc.
  10.375%, 5/15/14                                   160                184
  144A
  10.000%, 11/1/16(4)                              3,065              3,234
Mobile Mini, Inc.
  6.875%, 5/1/15                                     540                559

                       See Notes to Financial Statements

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)


($ reported in thousands)


                                              PAR VALUE              VALUE
                                              ---------             -------
CONSUMER DISCRETIONARY-CONTINUED
Nissan Motor Acceptance
  Corp. 144A
  4.500%, 1/30/15(4)                          $   8,620             $ 9,010
Ono Finance II plc 144A
  10.875%, 7/15/19(4)                             1,035               1,113
Penn National Gaming,
  Inc.
  8.750%, 8/15/19                                   800                 887
QVC, Inc.
  144A
  7.125%, 4/15/17(4)                              4,550               4,800
  144A
  7.500%, 10/1/19(4)                              2,710               2,859
Royal Caribbean Cruises Ltd.
  7.000%, 6/15/13                                 4,550               4,868
Scientific Games
  International, Inc.
  9.250%, 6/15/19                                 1,570               1,731
Seminole Hard Rock
  Entertainment, Inc./
  Seminole Hard Rock
  International LLC 144A
  2.810%, 3/15/14(3)(4)                             767                 752
Starwood Hotels & Resort
  Worldwide, Inc.
  6.250%, 2/15/13                                 2,815               3,023
TRW Automotive, Inc. 144A
  8.875%, 12/1/17(4)                                780                 877
United Rentals North
  America, Inc.
  10.875%, 6/15/16                                1,772               2,056
Universal City Development
  Partners Ltd./Universal City
  Development Partners
  Finance, Inc.
  8.875%, 11/15/15                                  820                 897
Videotron Ltee
  6.375%, 12/15/15                                3,500               3,622
Wyndham Worldwide Corp.
  6.000%, 12/1/16                                 3,905               4,143
  5.750%, 2/1/18                                  1,660               1,722
Wynn Las Vegas LLC/Wynn
  Las Vegas Capital Corp.
  7.875%, 11/1/17                                 7,000               7,542
                                                                    -------
                                                                     89,414
                                                                    -------
CONSUMER STAPLES-0.8%
Altria Group, Inc.
  8.500%, 11/10/13                                2,775               3,236
BAT International
  Finance plc 144A
  9.500%, 11/15/18(4)                             1,410               1,865
Bumble Bee
  Acquisition Corp. 144A
  9.000%, 12/15/17(4)                               740                 773
Bunge Ltd. Finance Corp.
  5.100%, 7/15/15                                 6,000               6,260
Diversey, Inc.
  8.250%, 11/15/19                                  435                 469
Pilgrim's Pride Corp. 144A
  7.875%, 12/15/18 (4)                           10,500              10,238
Reynolds Group Issuer,
  Inc./Reynolds Group
  Issuer LLC/Reynolds
  Group Issuer 144A
  7.125%, 4/15/19(4)                                875                 901
Tyson Foods, Inc.
  10.500%, 3/1/14                                   940               1,133
Yankee Acquisition Corp.
  Series B,
  8.500%, 2/15/15                                 5,320               5,546
                                                                    -------
                                                                     30,421
                                                                    -------
ENERGY-4.3%
Afren plc 144A
  11.500%, 2/1/16(4)                              4,790               5,065
Alta Mesa Holdings
  LP/Alta Mesa Finance
  Services Corp. 144A
  9.625%, 10/15/18(4)                             8,150               8,313
Anadarko Petroleum Corp.
  6.375%, 9/15/17                                12,050              13,263
  8.700%, 3/15/19                                 2,925               3,583
Buckeye Partners LP
  6.050%, 1/15/18                                   854                 935
Carrizo Oil & Gas, Inc. 144A
  8.625%, 10/15/18(4)                             3,399               3,620
Cloud Peak Energy
  Resources LLC/Cloud
  Peak Energy Finance
  Corp.
  8.250%, 12/15/17                                2,920               3,197

                       See Notes to Financial Statements

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)


($ reported in thousands)

                                                  PAR VALUE            VALUE
                                                  ---------         ----------
ENERGY-CONTINUED
EV Energy Partners LP/EV
  Energy Finance Corp.
  144A
  8.000%, 4/15/19(4)                              $   250           $      255
Expro Finance Luxembourg
  SCA 144A
  8.500%, 12/15/16(4)                               3,395                3,378
Frontier Oil Corp.
  6.875%, 11/15/18                                  2,550                2,671
Gaz Capital SA 144A
  7.343%, 4/11/13(4)                                2,000                2,200
Gazprom International
  SA 144A
  7.201%, 2/1/20(4)                                 1,553                1,688
Gazprom OAO
  (Gaz Capital SA)
  144A
  6.212%, 11/22/16(4)                              10,405               11,362
  144A
  6.510%, 3/7/22(4)                                 3,235                3,437
Helix Energy Solutions
  Group, Inc. 144A
  9.500%, 1/15/16(4)                                  692                  734
Hilcorp Energy I LP/Hilcorp
  Finance Co. 144A
  7.750%, 11/1/15(4)                                7,675                7,982
Holly Corp.
  9.875%, 6/15/17                                   3,000                3,405
KazMunaiGaz Finance
  Sub BV 144A
  8.375%, 7/2/13(4)                                 3,900                4,324
Kinder Morgan Energy
  Partners LP
  6.850%, 2/15/20                                   2,545                2,916
Korea National Oil Corp.
  144A
  5.375%, 7/30/14(4)                                4,345                4,661
  144A
  2.875%, 11/9/15(4)                                5,000                4,841
Lukoil International Finance
  BV 144A
  6.375%, 11/5/14(4)                                4,900                5,347
NAK Naftogaz Ukraine
  9.500%, 9/30/14                                   2,900                3,205
OPTI Canada, Inc. 144A
  9.000%, 12/15/12(4)                               6,525                6,664
Petrobras International
  Finance Co.
  3.875%, 1/27/16                                   4,930                4,963
Petroplus Finance Ltd.
  144A
  6.750%, 5/1/14(4)                                 5,455                5,373
Pioneer Drilling Co.
  9.875%, 3/15/18                                   1,245                1,345
Pride International, Inc.
  8.500%, 6/15/19                                   4,065                5,020
Rowan Cos., Inc.
  5.000%, 9/1/17                                    6,195                6,410
SEACOR Holdings, Inc.
  7.375%, 10/1/19                                   2,200                2,340
Tesoro Corp.
  6.250%, 11/1/12                                   4,340                4,600
TNK-BP Finance SA
  RegS
  6.125%, 3/20/12(5)                                4,210                4,405
  144A
  7.500%, 3/13/13(4)                                1,750                1,923
  144A
  6.250%, 2/2/15(4)                                   500                  537
Transocean, Inc.
  4.950%, 11/15/15                                  3,955                4,180
Valero Energy Corp.
  4.500%, 2/1/15                                      800                  842
Venoco, Inc. 144A
  8.875%, 2/15/19 (4)                               5,675                5,682
Weatherford International Ltd.
  9.625%, 3/1/19                                    4,110                5,234
Western Refining, Inc.
  144A
  10.750%, 6/15/14(3)(4)                            3,285                3,564
  144A
  11.250%, 6/15/17(4)                               2,465                2,798
                                                                    ----------
                                                                       166,262
                                                                    ----------
FINANCIALS-17.5%
ABN Amro Bank NV 144A
  3.000%, 1/31/14(4)                                9,000                8,984
ADCB Finance Cayman
  Ltd. 144A
  4.750%, 10/8/14(4)                                5,290                5,396
AFLAC, Inc.
  8.500%, 5/15/19                                   1,059                1,280

                       See Notes to Financial Statements

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)


($ reported in thousands)

                                                      PAR VALUE    VALUE
                                                      ---------   -------
FINANCIALS-CONTINUED
Agile Property Holdings
  Ltd. 144A
  10.000%, 11/14/16(4)                                $1,660      $ 1,726
Akbank TAS 144A
  5.125%, 7/22/15(4)                                   4,000        4,035
Alfa Invest Ltd. 144A
  9.250%, 6/24/13(4)                                   4,940        5,409
Allstate Corp.
  6.125%, 5/15/67(3)                                   4,730        4,777
Ally Financial, Inc.
  4.500%, 2/11/14                                      2,625        2,632
  Series 8,
  6.750%, 12/1/14                                        552          584
American Express Credit Corp.
  5.875%, 5/2/13                                       4,805        5,188
  Series C,
  7.300%, 8/20/13                                      2,600        2,907
American General (Springleaf)
  Finance Corp.
  5.400%, 12/1/15                                      3,000        2,753
American Honda Finance
  Corp. 144A
  6.700%, 10/1/13(4)                                   4,850        5,412
AmSouth Bank N.A.
  4.850%, 4/1/13                                       7,275        7,402
AON Corp.
  3.500%, 9/30/15                                      1,980        1,987
Associated Banc Corp.
  5.125%, 3/28/16                                      4,590        4,607
Assurant, Inc.
  5.625%, 2/15/14                                      4,060        4,294
Avalonbay Communities, Inc.
  5.700%, 3/15/17                                      2,950        3,280
Banco Bilbao Vizcaya
  Argentaria Bancomer
  SA 144A
  4.500%, 3/10/16(4)                                   5,000        5,011
Banco de Credito del
  Per 144A
  4.750%, 3/16/16(4)                                  10,850       10,769
Banco Industrial e Comercial
  SA 144A
  5.250%, 10/25/15(4)                                  5,000        5,010
Banco Santander SA
  144A
  4.500%, 4/6/15(4)                                    7,000        7,120
  144A
  3.750%, 9/22/15(4)                                     800          798
  Unipersonal 144A
  3.781%, 10/7/15(4)                                   8,100        7,829
Banco Votorantim SA 144A
  5.250%, 2/11/16(4)                                   4,500        4,624
Bank of America Corp.
  5.420%, 3/15/17                                      3,700        3,777
Barclays Bank plc
  5.200%, 7/10/14                                      1,610        1,740
  144A
  6.050%, 12/4/17(4)                                   4,130        4,303
  144A
  7.375%(3)(4)(8)(9)                                   6,900        6,900
  144A
  5.926%(3)(4)(8)(9)                                   3,773        3,509
Bear Stearns Cos., Inc.
  LLC (The)
  7.250%, 2/1/18                                       4,365        5,086
BioMed Realty LP
  3.850%, 4/15/16                                      9,375        9,274
Brandywine Operating
  Partnership LP
  7.500%, 5/15/15                                      4,305        4,864
Capital One Financial Corp.
  6.150%, 9/1/16                                       4,300        4,709
Chubb Corp.
  6.375%, 3/29/67(3)                                   4,730        4,978
CIT Group, Inc.
  7.000%, 5/1/13                                       2,444        2,496
  7.000%, 5/1/14                                         459          469
  7.000%, 5/1/15                                         459          464
  7.000%, 5/1/16                                       3,290        3,302
Citigroup, Inc.
  5.000%, 9/15/14                                      3,200        3,341
  4.875%, 5/7/15                                      12,075       12,453
  5.500%, 2/15/17                                      3,635        3,776
CNA Financial Corp.
  5.850%, 12/15/14                                     7,575        8,167
Colonial Realty LP
  4.800%, 4/1/11                                       1,442        1,442
Comerica Bank
  5.700%, 6/1/14                                       1,900        2,068
  5.750%, 11/21/16                                     5,940        6,539

                       See Notes to Financial Statements

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

                                              PAR VALUE          VALUE
                                              ---------         -------
FINANCIALS-CONTINUED
Comerica, Inc.
  4.800%, 5/1/15                              $ 1,828           $ 1,919
Corporacion Andina
  de Fomento
  5.200%, 5/21/13                               1,000             1,066
Countrywide Financial Corp.
  6.250%, 5/15/16                              12,000            12,811
Credit Suisse
  6.000%, 2/15/18                               4,875             5,178
Deutsche Bank
  Financial LLC
  5.375%, 3/2/15                                2,933             3,123
Discover Bank
  8.700%, 11/18/19                              1,750             2,097
DuPont Fabros Technology LP
  8.500%, 12/15/17                              5,025             5,559
Equity One, Inc.
  6.250%, 12/15/14                              2,485             2,666
Export-Import Bank of Korea
  8.125%, 1/21/14                               1,480             1,697
  5.875%, 1/14/15                               4,625             5,065
  4.125%, 9/9/15                                4,000             4,105
Fidelity National Financial
  Services, Inc.
  6.600%, 5/15/17                               6,475             6,698
Fifth Third Bancorp
  6.250%, 5/1/13                                1,770             1,920
  4.750%, 2/1/15                                  750               787
  4.500%, 6/1/18                                6,745             6,566
First Horizon National Corp.
  4.500%, 5/15/13                               1,950             2,005
First Tennessee Bank N.A.
  5.050%, 1/15/15                               7,875             8,067
  5.650%, 4/1/16                                2,220             2,277
Ford Motor Credit Co., LLC
  9.875%, 8/10/11                               3,480             3,579
  3.053%, 1/13/12(3)                            2,000             2,020
  8.000%, 6/1/14                                4,865             5,415
  8.700%, 10/1/14                                 735               835
  6.625%, 8/15/17                               2,335             2,495
General Electric Capital Corp.
  3.750%, 11/14/14                              3,940             4,105
  0.691%, 5/5/26(3)                             8,000             6,918
Genworth Financial, Inc.
  5.750%, 6/15/14                               6,890             7,098
  6.515%, 5/22/18                               3,275             3,240
Glen Meadow Pass-Through
  Trust 144A
  6.505%, 2/12/67(3)(4)                        10,345             9,207
Goldman Sachs Group,
  Inc. (The)
  5.350%, 1/15/16                               3,225             3,442
  5.625%, 1/15/17                               2,800             2,951
  7.500%, 2/15/19                               2,451             2,847
Hana Bank 144A
  4.500%, 10/30/15(4)                           6,000             6,179
HBOS plc 144A
  6.750%, 5/21/18(4)                              685               670
HCP, Inc.
  3.750%, 2/1/16                                8,000             8,040
Health Care REIT, Inc.
  4.700%, 9/15/17                               8,565             8,590
Healthcare Realty Trust, Inc.
  6.500%, 1/17/17                               3,000             3,306
Host Hotels & Resorts LP
  9.000%, 5/15/17                                 875               991
Huntington Bancshares, Inc.
  7.000%, 12/15/20                              1,025             1,132
Huntington National
  Bank (The)
  4.900%, 1/15/14                               1,400             1,405
Hyundai Capital Services,
  Inc. 144A
  6.000%, 5/5/15(4)                             4,975             5,340
  144A
  4.375%, 7/27/16(4)                            1,500             1,508
ICICI Bank Ltd. 144A
  5.500%, 3/25/15(4)                            3,000             3,128
ING Bank NV 144A
  4.000%, 3/15/16(4)                            9,000             8,987
International Lease Finance
  Corp.
  5.300%, 5/1/12                                5,375             5,496
  5.650%, 6/1/14                                5,820             5,878
IPIC GMTN Ltd. 144A
  3.125%, 11/15/15(4)                           2,000             1,950
JPMorgan Chase & Co.
  6.125%, 6/27/17                               3,550             3,863
Kazkommerts Bank
  International BV RegS
  8.000%, 11/3/15(5)                            1,000             1,028

                       See Notes to Financial Statements

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)


($ reported in thousands)

                                                PAR VALUE            VALUE
                                                ---------          ---------
FINANCIAL-CONTINUED
KeyBank NA
 5.700%, 8/15/12                                $  1,800           $  1,903
 5.800%, 7/1/14                                    1,450              1,584
 4.950%, 9/15/15                                   1,295              1,361
 7.413%, 10/15/27                                  3,000              3,398
KeyCorp
 6.500%, 5/14/13                                   2,925              3,188
Kimco Realty Corp.
 4.820%, 8/15/11                                   1,945              1,968
Kookmin Bank 144A
 7.250%, 5/14/14 (4)                               5,700              6,431
Korea Development Bank
 5.300%, 1/17/13                                   1,113              1,175
 4.375%, 8/10/15                                   2,525              2,621
Lincoln National Corp.
 8.750%, 7/1/19                                    2,340              2,963
 6.050%, 4/20/67(3)                                2,885              2,697
Lloyds TSB Bank plc 144A
 4.375%, 1/12/15(4)                                2,900              2,954
 4.875%, 1/21/16                                   9,000              9,280
Manufacturers & Traders Trust Co.
 1.805%, 4/1/13(3)                                 3,175              3,172
 5.629%, 12/1/21(3)                                5,000              4,837
Marshall & Ilsley Bank
 5.000%, 1/17/17                                   3,500              3,619
Mercantile Bankshares Corp. Series B,
 4.625%, 4/15/13                                   4,708              4,977
MetLife, Inc.
 6.750%, 6/1/16                                      910              1,052
Metropolitan Life Global Funding I 144A
 5.125%, 6/10/14(4)                                1,160              1,257
Morgan Stanley
 6.000%, 5/13/14                                   1,970              2,143
 5.750%, 10/18/16                                  3,455              3,699
 144A
 10.090%, 5/3/17(4)                               10,525(BRL)         6,157
Nationwide Health Properties, Inc.
 6.250%, 2/1/13                                    4,825              5,155
Nordea Bank AB 144A
 2.125%, 1/14/14(4)                                5,000              4,988
OJSC AK Transneft
(TransCapitalInvest Ltd.) 144A
 5.670%, 3/5/14(4)                                 5,715              6,103
PNC Funding Corp.
 5.625%, 2/1/17                                    3,130              3,395
Principal Financial Group, Inc.
 7.875%, 5/15/14                                   2,595              2,998
ProLogis
 7.625%, 8/15/14                                   5,275              6,035
 6.625%, 5/15/18                                   1,110              1,202
Prudential Financial, Inc.
 4.750%, 9/17/15                                   4,770              5,079
 8.875%, 6/15/68(3)                                4,200              4,956
Regions Financial Corp.
 7.750%, 11/10/14                                  2,525              2,727
 5.750%, 6/15/15                                   2,535              2,583
Royal Bank of Scotland
Group plc (The)
 6.400%, 10/21/19                                  3,130              3,222
Royal Bank of Scotland
plc (The)
 3.400%, 8/23/13                                   7,000              7,160
 4.875%, 3/16/15                                   3,230              3,357
 3.950%, 9/21/15                                   3,860              3,863
Russian Agricultural Bank
OJSC (RSHB Capital SA)
 144A 9.000%, 6/11/14(4)                             780                896
 144A 6.299%, 5/15/17(4)                           2,905              3,043
Senior Housing Properties Trust
 4.300%, 1/15/16                                   6,875              6,825
Simon Property Group LP
 4.200%, 2/1/15                                      700                736
SLM Corp.
 6.250%, 1/25/16                                  17,900             18,661
Societe Generale
 144A
 3.100%, 9/14/15(4)                                2,900              2,855
 144A
 3.500%, 1/15/16(4)                                6,895              6,805
 144A
 5.922%(3)(4)(8)(10)                               6,800              6,426
Sovereign Bank
 5.125%, 3/15/13                                   7,000              7,217
State Street Corp.
 4.956%(8)(9)                                      5,000              5,152
SunTrust Banks, Inc.
 6.000%, 9/11/17                                   4,925              5,422
Unum Group
 7.125%, 9/30/16                                   6,620              7,463

                       See Notes to Financial Statements

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)


($ reported in thousands)

                                                    PAR VALUE         VALUE
                                                    ----------       --------
FINANCIALS-CONTINUED
Vnesheconombank
 (VEB Finance Ltd.)
 144A
 5.450%,11/22/17(4)(14)                             $   1,500        $   1,523
 144A
 6.902%, 7/9/20(4)                                      7,345            7,905
VTB Capital SA 144A
 6.465%, 3/4/15(4)                                      6,000            6,427
Wachovia Bank NA
 5.000%, 8/15/15                                        2,600            2,773
Wachovia Corp.
 5.250%, 8/1/14                                         5,000            5,347
WEA Finance LLC/WT
Finance Australia 144A
 5.750%, 9/2/15(4)                                      5,425            5,952
Webster Financial Corp.
 5.125%, 4/15/14                                        2,500            2,425
Westpac Banking Corp.
 4.200%, 2/27/15                                        4,920            5,148
Willis Group Holdings plc
 4.125%, 3/15/16                                        6,000            5,969
Woori Bank
 144A 7.000%, 2/2/15(4)                                 4,000            4,469
 144A 4.750%, 1/20/16(4)                                4,725            4,871
XL Capital Ltd.
 5.250%, 9/15/14                                        4,335            4,567
Yapi Ve Kredi Bankasi
 (Unicredit Luxembourg SA)
 144A
 5.188%, 10/13/15(4)(14)                                2,000            2,002
Zions Bancorp
 5.650%, 5/15/14                                        1,775            1,811
 7.750%, 9/23/14                                        1,880            2,042
                                                                      --------
                                                                       672,711
                                                                      --------
HEALTH CARE-0.9%
CareFusion Corp.
 5.125%, 8/1/14                                         2,940            3,160
Giant Funding Corp. 144A
 8.250%, 2/1/18(4)                                        250              258
Life Technologies Corp.
 3.500%, 1/15/16                                        3,000            2,991
Medco Health Solutions, Inc.
 7.250%, 8/15/13                                        1,000            1,120
Mylan, Inc. 144A
 6.000%, 11/15/18(4)                                    6,900            6,934
Patheon, Inc. 144A
 8.625%, 4/15/17(4)                                       720              741
Rotech Healthcare, Inc. 144A
 10.500%, 3/15/18(4)                                    3,700            3,682
Select Medical Corp.
 7.625%, 2/1/15                                         4,270            4,366
U.S. Oncology, Inc. Escrow
 0.000%, 2/16/49(2)(13)                                 1,263                0
Valeant Pharmaceuticals
 International, Inc.
 144A
 6.500%, 7/15/16(4)                                     6,900            6,848
Vanguard Health Holding
 Co. II LLC/Vanguard
Holding Co. II, Inc. 144A
 7.750%, 2/1/19(4)                                      3,212            3,268
                                                                      --------
                                                                        33,368
                                                                      --------

INDUSTRIALS-3.8%
Acquisition Co. 144A
 10.000%, 6/1/17(4)                                     1,550            1,717
ADS Tactical, Inc. 144A
 11.000%, 4/1/18(4)                                     5,200            5,346
America West Airlines
 98-1A,
 6.870%, 7/2/18                                         2,715            2,701
 99-1G,
 7.930%, 1/2/19                                        10,794           11,172
 00-1G,
 8.057%, 7/2/20                                         8,299            8,672
AWAS Aviation Capital Ltd.
 144A
 7.000%, 10/15/16(4)                                   10,750           10,804
Continental Airlines, Inc.
 6.900%, 7/2/19                                         5,523            5,868
Continental Airlines, Inc.
 Pass-Through Trust 98-1A,
 6.648%, 3/15/19                                        4,036            4,248
Delta Air Lines
 Pass-Through Trust
 11-1, A
 5.300%, 4/15/19                                        6,675            6,675
 10-2A, 2A
 4.950%, 5/23/19                                       15,500           15,500
Deluxe Corp. 144A
 7.000%, 3/15/19(4)                                     4,970            4,970

                       See Notes to Financial Statements

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

                                          PAR VALUE        VALUE
                                         -----------     ---------
INDUSTRIALS-CONTINUED
GATX Corp.
   4.750%, 5/15/15                        $ 4,940       $    5,157
General Cable Corp.
   2.680%, 4/1/15(3)                        3,375            3,333
Griffon Corp. 144A
   7.125%, 4/1/18(4)                        6,900            7,055
Hutchison Whampoa
   International Ltd. 144A
   4.625%, 9/11/15(4)                       3,900            4,139
Kratos Defense & Security
   Solutions, Inc.
   10.000%, 6/1/17                          7,020            7,775
Marquette Transportation
   Co./Marquette
   Transportation Finance
   Corp. 144A
   10.875%, 1/15/17(4)                        750              786
Northwest Airlines 01-1
   Class B
   Pass-Through Trust
   7.691%, 10/1/18                          5,547            5,602
Owens Corning, Inc.
   6.500%, 12/1/16                          3,150            3,430
Ryder System, Inc.
   3.600%, 3/1/16                           3,120            3,152
Smiths Group plc 144A
   7.200%, 5/15/19(4)                       1,700            1,892
Steelcase, Inc.
   6.500%, 8/15/11                          2,825            2,876
Toledo Edison Co. (The)
   7.250%, 5/1/20                           1,360            1,608
Transnet Ltd. 144A
   4.500%, 2/10/16(4)                       9,000            9,188
U.S. Airways 99-1A
   Pass-Through Trust
   8.360%, 7/20/20                          1,062            1,115
UAL 07-1
   Pass-Through Trust
   6.636%, 1/2/24                          12,104           12,225
                                                         ---------
                                                           147,006
                                                         ---------
INFORMATION TECHNOLOGY-1.4%
Agilent Technologies, Inc.
   5.500%, 9/14/15                          2,185            2,376
CDW LLC/CDW Finance Corp.
   PIK Interest Capitalization
   11.500%, 10/12/15(3)                     4,785            5,192
CommScope, Inc. 144A
   8.250%, 1/15/19(4)                       7,135            7,492
Crown Castle Holdings
   GS V LLC/Crown Castle
   GS III Corp. 144A
   7.750%, 5/1/17(4)                        4,375            4,769
eAccess Ltd. 144A
   8.250%, 4/1/18(4)                        1,635            1,669
Intuit, Inc.
   5.750%, 3/15/17                          1,334            1,461
Jabil Circuit, Inc.
   7.750%, 7/15/16                          2,952            3,365
National Semiconductor Corp.
   6.600%, 6/15/17                          3,330            3,664
Seagate HDD Cayman 144A
   7.750%, 12/15/18(4)                      6,700            6,968
Sorenson Communications,
   Inc. 144A
   10.500%, 2/1/15(4)                       3,400            2,550
Spansion LLC 144A
   7.875%, 11/15/17(4)                      2,955            3,021
STATS ChipPAC Ltd. 144A
   7.500%, 8/12/15(4)                         875              958
SunGard Data Systems, Inc.
   144A
   7.375%, 11/15/18(4)                      1,650            1,695
Xerox Corp.
   5.650%, 5/15/13                          4,345            4,680
   4.250%, 2/15/15                          4,000            4,211
                                                           -------
                                                            54,071
                                                           -------
MATERIALS-2.8%
Allegheny Technologies, Inc.
   9.375%, 6/1/19                           7,245            9,179
Anglo American Capital plc
   144A
   9.375%, 4/8/19(4)                        1,950            2,598
ArcelorMittal
   5.375%, 6/1/13                           4,825            5,131
   9.000%, 2/15/15                          2,560            3,064
Bemis Co., Inc.
   5.650%, 8/1/14                             980            1,066
Berry Plastics Corp.
   9.500%, 5/15/18                          1,480            1,480

                       See Notes to Financial Statements

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

                                          PAR VALUE       VALUE
                                         -----------     --------
MATERIALS-CONTINUED
Catalyst Paper Corp.
   7.375%, 3/1/14                           $1,055       $  815
   144A
   11.000%, 12/15/16(4)                      3,520        3,555
Cemex Finance LLC 144A
   9.500%, 12/14/16(4)                       1,430        1,548
Cemex SAB de CV 144A
   5.301%, 9/30/15(3)(4)                     3,100        3,084
Commercial Metals Co.
   7.350%, 8/15/18                           7,760        8,090
CRH America, Inc.
   4.125%, 1/15/16                           4,000        4,004
   8.125%, 7/15/18                           4,770        5,614
Domtar Corp.
   7.125%, 8/15/15                             547          602
Dow Chemical Co. (The)
   7.600%, 5/15/14                           2,950        3,409
   5.900%, 2/15/15                           3,950        4,378
Georgia-Pacific LLC
   7.700%, 6/15/15                           4,820        5,483
   144A
   7.125%, 1/15/17(4)                        3,525        3,759
Gerdau Holdings, Inc. 144A
   7.000%, 1/20/20(4)                        1,950        2,160
Ineos Finance plc 144A
   9.000%, 5/15/15(4)                        4,200        4,604
International Paper Co.
   9.375%, 5/15/19                           5,330        6,861
JMC Steel Group, Inc. 144A
   8.250%, 3/15/18(4)                        2,610        2,682
Metinvest BV 144A
   8.750%, 2/14/18(4)                        1,500        1,553
Omnova Solutions, Inc. 144A
   7.875%, 11/1/18(4)                          250          254
Oxea Finance/Cy SCA 144A
   9.500%, 7/15/17(4)                        1,645        1,801
Sappi Pappier Holding AG
   144A
   6.750%, 6/15/12(4)                        3,000        3,122
Severstal OAO Via Steel
   Capital SA 144A
   6.700%, 10/25/17(4)(14)                   1,775        1,819
Solo Cup Co./Solo Cup
   Operating Corp.
   10.500%, 11/1/13                          3,279        3,443
Steel Dynamics, Inc.
   7.375%, 11/1/12                           1,528        1,635
USG Corp. 144A
   9.750%, 8/1/14(4)                           701          771
Vedanta Resources plc 144A
   8.750%, 1/15/14(4)                        3,400        3,642
Verso Paper Holdings
   LLC/Verso Paper, Inc.
   11.500%, 7/1/14                           3,285        3,605
   Series B,
   4.054%, 8/1/14(3)                         2,570        2,544
   144A
   8.750%, 2/1/19(4)                           225          235
                                                     ----------
                                                        107,590
                                                     ----------
TELECOMMUNICATION SERVICES-1.7%
Axtel SAB de C.V. 144A
   9.000%, 9/22/19(4)                          750          724
Cincinnati Bell, Inc.
   8.250%, 10/15/17                          3,760        3,807
Clearwire Communications
   LLC/Clearwire Finance,
   Inc. 144A
   12.000%, 12/1/15(4)                       1,395        1,514
   12.000%, 12/1/15(4)                       2,000        2,170
Crown Castle Towers LLC
   144A
   4.523%, 1/15/35(4)                        4,925        5,101
   144A
   3.214%, 8/15/35(4)                        4,950        4,936
   144A
   5.495%, 1/15/37(4)                        5,915        6,260
Embarq Corp.
   6.738%, 6/1/13                            2,385        2,588
Nextel Communications, Inc.
   Series E
   6.875%, 10/31/13                          5,590        5,660
   Series D
   7.375%, 8/1/15                            2,095        2,113
OJSC Vimpel Communications
   (VIP Finance Ireland Ltd.)
   144A
   8.375%, 4/30/13(4)                        1,400        1,534
   144A
   6.493%, 2/2/16(4)                         1,300        1,352

                       See Notes to Financial Statements

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

                                                       PAR VALUE          VALUE
                                                      ----------       ---------
TELECOMMUNICATION SERVICES-CONTINUED
SBA Tower Trust 144A
4.254%, 4/15/40(4)                                       $8,660        $   9,024
Telecom Italia Capital SA
   6.175%, 6/18/14                                        4,900            5,261
Telefonica Emisiones SAU
   3.992%, 2/16/16                                        8,000            8,039
Wind Acquisition Escrow 144A
   0.000%, 7/15/17(4)                                     2,450                0
Wind Acquisition Finance S.A.
   144A
   11.750%, 7/15/17(4)(13)                                2,450            2,830
Windstream Corp.
   7.875%, 11/1/17                                        2,000            2,155
                                                                       ---------
                                                                          65,068
                                                                       ---------
UTILITIES-0.6%
Allegheny Energy Supply Co.
   LLC 144A
   8.250%, 4/15/12(4)                                     1,860            1,972
Enel Finance International NV
   144A
   3.875%, 10/7/14(4)                                     2,000            2,067
Israel Electric Corp., Ltd. 144A
   7.250%, 1/15/19(4)                                     2,285            2,428
Korea Electric Power Corp.
   144A
   5.500%, 7/21/14(4)                                     3,420            3,691
Korea Gas Corp. 144A
   6.000%, 7/15/14(4)                                     2,000            2,182
Korea Hydro & Nuclear
   Power Co., Ltd. 144A
   3.125%, 9/16/15(4)                                     1,000              973
Midwest Generation LLC
   Series B
   8.560%, 1/2/16                                         1,205            1,229
NRG Energy, Inc. 144A
   7.625%, 1/15/18(4)                                     1,485            1,543
ONEOK Partners LP
   5.900%, 4/1/12                                           980            1,026
Sempra Energy
   6.500%, 6/1/16                                         1,760            2,009
TransAlta Corp.
   4.750%, 1/15/15                                        2,220
                                                                           2,359
                                                                        --------
                                                                          21,479
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS AND NOTES
(IDENTIFIED COST $1,308,256)                                           1,387,390
--------------------------------------------------------------------------------
CREDIT LINKED NOTES-0.2%
Helios Finance LP
   07-S1, B2 144A
   2.604%, 10/20/14(3)(4)                                 9,337            9,233
--------------------------------------------------------------------------------
TOTAL CREDIT LINKED NOTES
(IDENTIFIED COST $9,043)                                                   9,233
--------------------------------------------------------------------------------
LOAN AGREEMENTS-10.7%

CONSUMER DISCRETIONARY-3.0%
Advantage Sales & Marketing, Inc.
   5.250%, 12/17/17                                         723              726
AMF Bowling Worldwide, Inc.
   Tranche B,
   2.750%, 6/7/13                                         2,048            1,840
Brickman Group Holdings,
   Inc. Tranche B,
   7.250%, 10/14/16                                       3,007            3,072
Building Materials
   Holdings Corp.
   3.000%, 1/5/15(6)                                      1,289            1,147
Burger King Holdings,
   Inc. Tranche B
   4.500%, 10/19/16                                       1,646            1,646
Caesars Entertainment
   Operating Co., Inc.
   Tranche B-2,
   3.300%, 1/28/15                                        1,577            1,469
   Tranche B-4,
   9.500%, 10/31/16                                       2,143            2,263
Cedar Fair LP Tranche 1,
   4.000%, 12/15/17                                       1,596            1,607
Cengage Learning
   Acquisitions, Inc.
   2.500%, 7/3/14                                         6,995            6,715
Charter Communications
   Operating LLC
   Tranche B-1,
   2.250%, 3/6/14                                           213              213
   Tranche C,
   3.560%, 9/6/16                                         4,257            4,267
CityCenter Holdings LLC
   0.000%, 1/21/15                                          660              669
CSC Holdings, LLC
   Tranche B-2,
   2.060%, 3/29/16                                           10               10
DineEquity, Inc. Tranche B-1
   4.250%, 10/19/17                                       3,691            3,724

                       See Notes to Financial Statements

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)



($ reported in thousands)

                                      PAR VALUE             VALUE
                                     -----------           --------
CONSUMER DISCRETIONARY-CONTINUED
Dunkin Brands, Inc.
 Tranche B-1
 4.250%, 11/23/17                      $     3,978          $ 4,007
Filmyard Holdings LLC
 (Miramax)
  7.750%, 6/22/16                            1,107            1,126
Focus Brands, Inc.
 5.750%, 11/5/16                             1,553            1,566
Ford Motor Co. Tranche B-1,
 3.010%, 12/15/13                            3,440            3,443
Gateway Casinos &
Entertainment Ltd.
Tranche B,
 7.000%, 11/2/15                         2,460(CAD)           2,557
Getty Images, Inc.
 5.250%, 11/7/16                             2,667            2,691
Gymboree Corp.
 5.000%, 2/23/18                             2,819            2,822
Intelsat Jackson Holding Ltd.
 3.300%, 2/1/14                              2,335            2,296
Tranche B,
 5.250%, 4/2/18                              4,000            4,034
inVentiv Health, Inc.
Tranche B,
 4.750%, 8/4/16                              3,150            3,165
Landry's Restaurants, Inc.
 6.625%, 12/1/14                             2,617            2,635
Las Vegas Sands LLC
Tranche B,
 3.000%, 11/23/16                            1,752            1,714
Tranche DD-I,
 3.000%, 11/23/16                              354              346
Leslie's Poolmart, Inc.
Tranche B
 4.500%, 11/21/16                            3,367            3,384
Mediacom Illinois LLC
Tranche D,
 5.500%, 3/31/17                             4,705            4,713
MGM Mirage Tranche E,
 7.000%, 2/21/14                             1,500            1,478
Neiman Marcus Group,
Inc. (The) Tranche B-2,
 4.310%, 4/6/16                              8,102            8,128
Nielsen Finance LLC
Tranche A,
 2.260%, 8/9/13                              1,969            1,961
Tranche B,
 4.010%, 5/1/16                              3,324            3,331
Ozburn-Hessey Holding
Co., LLC
 7.500%, 4/8/16                              1,362            1,376
Pilot Travel Centers LLC
 0.000%, 3/30/18                             3,285            3,307
Radio One, Inc.
 0.000%, 3/7/16                              1,938            1,966
Revel Entertainment Group
LLC Tranche B
 9.000%, 2/17/17                             2,470            2,407
Sinclair Television Group, Inc.
Tranche B
 4.000%, 10/28/16                            1,036            1,039
Sports Authority, Inc. (The)
Tranche B,
 7.500%, 11/16/17                            2,294            2,278
Toys "R" Us, Inc.
 6.000%, 9/1/16                              4,408            4,441
UCI International, Inc.
 5.500%, 7/26/17                               723              730
Universal City Development
Partners Ltd.
 5.500%, 11/6/14                               662              667
Visant Corp. Tranche B
 5.250%, 12/22/16                            9,590            9,585
VWR Funding, Inc.
 2.750%, 6/30/14                             3,245            3,192
                                                           --------
                                                            115,753
                                                           --------

CONSUMER STAPLES-0.6%
Del Monte Foods Co.
 4.500%, 3/8/18                              1,625           1,630
Green Mountain Coffee
Roasters, Inc. Tranche B,
 5.500%, 12/16/16                            6,733           6,796
Michael Foods, Inc.
Tranche B
 4.250%, 2/25/18                             3,400           3,425
Revlon Consumer Products
Corp.
 6.000%, 3/11/15                             5,955           5,984
Reynolds Group Holdings Ltd.
 4.250%, 2/9/18                              7,100           7,143
                                                          --------
                                                            24,978
                                                          --------



                      See Notes to Financial Statements

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)


($ reported in thousands)

                                            PAR VALUE     VALUE
                                           -----------   --------
ENERGY-0.1%
CITGO Petroleum Corp.
 Tranche C,
 9.000%, 6/24/17                           $    2,206    $  2,323
                                                         --------

FINANCIALS-1.0%
 Agile Property Holdings Ltd.
 3.000%, 1/25/13                                3,750       3,525
American General (Springleaf)
 Financial Services
 7.250%, 4/21/15                                5,525       5,541
Asurion, LLC Tranche B-2,
 6.750%, 3/31/15                                3,217       3,261
CIT Group, Inc.
 Tranche 3,
 6.250%, 8/11/15                                  580         590
Delos Aircraft, Inc.
 Tranche 2,
 7.000%, 3/17/16                                  243         247
Fifth Third Processing
 Solutions LLC Tranche B,
 5.500%, 11/3/16                                1,756       1,766
Fortress Invest Group LLC (FIG)
 5.750%, 10/7/15                                3,251       3,290
Green Tree Credit
 Solutions LLC
 8.000%, 12/18/15                               1,389       1,398
International Lease Finance
 Corp. (Delos Aircraft, Inc.)
 Tranche 1,
 6.750%, 3/17/15                                  332         334
iStar Financial, Inc.
 Tranche A-1
 5.000%, 6/28/13                                4,400       4,365
 Tranche A-2
 7.000%, 6/30/14                                3,724       3,726
Nuveen Investments, Inc.
 5.810%, 11/13/14                               1,245       1,198
 3.310%, 5/13/17                                1,455       1,461
Pinafore LLC (Tomkins, LLC)
 Tranche B-1,
 4.250%, 9/29/16                                  837         841
Pinnacle Foods Finance LLC
 2.760%, 4/2/14                                 2,402       2,396
TransUnion LLC
 4.750%, 2/10/18                                2,889       2,906
                                                         --------
                                                           36,845
                                                         --------

HEALTH CARE-0.8%
Axcan Intermediate
 Holdings, Inc.
 5.500%, 2/10/17                                 3,117      3,113
Butler Animal Health
 Supply LLC
 5.500%, 12/31/15                                1,234      1,238
HCA, Inc.
 Tranche B-1,
 2.560%, 11/18/13                                  537        535
Tranche B-2,
 3.560%, 3/31/17                                 1,287      1,287
HCR Manorcare LLC
 0.000%, 2/28/18                                   667        658
Health Management
 Associates, Inc. Tranche B,
 2.060%, 2/28/14                                 1,127      1,117
Houghton International, Inc.
 Tranche B-1
 6.750%, 1/29/16                                 3,385      3,417
MultiPlan, Inc. Tranche B-1
 4.750%, 8/26/17                                 2,885      2,895
NBTY, Inc. Tranche B-1
 4.250%, 10/1/17                                 2,703      2,712
Onex Carestream Health,
 Finance LLP
 5.000%, 2/25/17                                 2,075      2,040
RehabCare Group, Inc.
 Tranche B,
 6.000%, 11/24/15                                3,906      3,913
Select Medical Corp.
 Tranche B-1,
 5.030%, 8/22/14                                 1,471      1,475
Universal Health Services, Inc.
 Tranche B
 4.000%, 11/15/16                                3,815      3,840
Vanguard Health Holding
 Co., LLC
 5.000%, 1/29/16                                 2,069      2,079
Viking Acquisition, Inc.
 6.000%, 11/5/16                                   748        746
                                                          -------
                                                           31,065
                                                          -------





                       See Notes to Financial Statements

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)




($ reported in thousands)

                                        PAR VALUE        VALUE
                                       -----------     ----------
INDUSTRIALS-1.0%
Advanced Disposal Services,
  Inc. Tranche B,
  6.000%, 1/14/15                        $  494         $     495
Altegrity, Inc.
  (U.S. Investigations
  Services, Inc.)
  3.060%, 2/21/15                         1,458             1,445
Brock Holdings Ill, Inc.
  6.000%, 3/16/17                         1,595             1,600
Bucyrus International, Inc.
  Tranche C,
  4.250%, 2/19/16                         2,819             2,827
Ceridian Corp.
  3.250%, 11/9/14                         6,575             6,420
Goodman Global, Inc.
  5.750%, 10/28/16                        2,718             2,734
Harland Clarke Holdings
  Corp. Tranche B,
  2.786%, 6/30/14                         8,435             8,050
Holdings Gaming Borrower
  LP Tranche B-1,
  12.000%, 6/30/15                        1,428             1,499
Protection One, Inc.
  6.000%, 6/4/16                          2,847             2,849
ServiceMaster Co. (The)
  Tranche DD,
  2.750%, 7/24/14                           784               770

  2.777%, 7/24/14                         7,870             7,738
Swift Transportation Co.,
  Inc. (The)
  6.000%, 12/21/16                        1,769             1,782
                                                       ----------

                                                           38,209
                                                       ----------

INFORMATION TECHNOLOGY-2.2%
Attachmate Corp.
  0.000%, 2/3/17                          6,800             6,763
Avaya, Inc.
  Tranche B-1
  3.060%, 10/24/14                        5,547             5,381
Tranche B-3
  4.810%, 10/26/17                        3,108             3,034
BOC Edwards
  0.000%, 5/31/16                         3,500             3,493
CCC Information Services
  5.500%, 11/11/15                          425               427
CDW LLC
  4.010%, 10/10/14                        1,704             1,701
  4.500%, 7/15/17                         6,105             6,096

CommScope, Inc.
  5.000%, 1/14/18                        $1,720             1,736
DynCorp International LLC
  6.250%, 7/7/16                          4,058             4,088
Fidelity National Information
  Services, Inc. Tranche B,
  5.250%, 7/18/16                         1,214             1,224
First Data Corp.
  Tranche B-3,
  3.000%, 9/24/14                         6,526             6,265
  Tranche B-2,
  3.000%, 9/24/14                           466               447
  Tranche B-1,
  3.000%, 9/24/14                         1,873             1,798
Freescale Semiconductor, Inc.
  4.510%, 12/1/16                         7,294             7,265
Infor Enterprise Solutions
  Holdings, Inc.
  6.000%, 7/28/15                         4,541             4,508
Tranche DD
  6.000%, 7/28/15                         2,369             2,352
Instant Web, Inc.
  3.630%, 8/7/14                          3,034             2,601
Tranche DD
  3.630%, 8/7/14                            316               271
Interactive Data Corp.
  Tranche B
  4.750%, 2/11/18                         5,510             5,527
MedAssets, Inc.
  5.250%, 11/16/16                        1,247             1,256
MSCI, Inc. Tranche B-1
  3.750%, 3/14/17                           726               730
NDS Finance Ltd. Tranche B
  4.000%, 3/10/18                         1,275             1,274
NuSil Technology LLC
  Tranche B,
  6.250%, 2/18/15                         2,175             2,178
Reynolds & Reynolds
  Co. (The)
  5.250%, 4/21/17                         1,193             1,195
Scitor Corp.
  5.000%, 2/15/17                           798               804
Spansion LLC
  6.250%, 2/9/15                          3,705             3,741
Springboard Finance LLC
  7.000%, 2/23/15                         3,738             3,755



                       See Notes to Financial Statements

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)




($ reported in thousands)

                                            PAR VALUE         VALUE
                                            ---------        ---------
INFORMATION TECHNOLOGY-CONTINUED
SSI Investments II Ltd.
 6.500%, 5/26/17                              $3,037         $   3,081
Transaction Network
Services, Inc.
 6.000%, 11/18/15                              2,529
                                                                 2,540
                                                             ---------
                                                                85,531
                                                             ---------
MATERIALS-1.1%
Anchor Glass Container Corp.
 6.000%, 3/2/16                                3,556             3,596
 10.000%, 9/2/16                               3,975             4,071
Baker (J.T.) Holdings, Inc.
 (Avantor)
 6.250%, 10/7/16                               1,270             1,282
Berry Plastics Group, Inc.
 Tranche C,
 2.310%, 4/3/15                                3,625             3,486
Building Materials Holding
 Corp. of America
 3.000%, 2/22/14(6)                              392               393
CPG International, Inc.
 Tranche B
 6.000%, 2/18/17                               2,418             2,425
Diversey, Inc. Tranche B
 4.000%, 11/24/15                                599               603
General Chemical Corp.
 Tranche B
 5.000%, 10/6/15                               5,689             5,714
Huntsman International LLC
 Tranche B,
 1.800%, 4/19/14                                 565               557
Extended Tranche B
 2.775%, 4/19/17                               1,541             1,532
Ineos Holdings Ltd.
 Tranche B-2,
 7.500%, 12/16/13                              1,163             1,203
 Tranche C-2,
 8.000%, 12/16/14                              1,330             1,382
JMC Steel Group
 4.750%, 4/1/17                                  640               643
Momentive Performance
 Materials Tranche B-1B
 3.750%, 5/5/15                                3,959             3,927
Nalco Co. Tranche B-1,
 4.500%, 10/5/17                               1,217             1,229
New Sunward Holding BV
 Tranche B,
 4.810%, 2/14/14                               3,069             2,885
Novelis, Inc. Tranche B
4.000%, 3/10/17                                2,419             2,428
Smurfit-Stone Container
Enterprise
6.750%, 7/15/16                                1,582             1,588
Solutia, Inc. Tranche 1,
3.500%, 8/1/17                                 1,634             1,646
Styron S.A.R.L.
6.000%, 8/2/17                                 2,411             2,430
                                                            ----------
                                                                43,020
                                                            ----------

TELECOMMUNICATION SERVICES-0.6%
Level 3 Communications, Inc.
 Tranche A,
 2.550%, 3/13/14                               8,362             8,133
Tranche B
 11.500%, 3/13/14                              1,044             1,119
nTelos, Inc. Tranche B
 4.000%, 8/7/15                                5,244             5,264
U.S. TelePacific Corp.
 5.750%, 2/23/17                               3,181             3,191
Univision Communications,
 Inc.
 4.500%, 3/31/17                               5,359             5,239
                                                            ----------
                                                                22,946
                                                            ----------
UTILITIES-0.3%
Equipower Resources Corp.
Tranche B
 5.750%, 1/26/18                                 682               689
NRG Energy, Inc.
 2.060%, 2/1/13                                3,244             3,235
Letter of Credit
 2.060%, 2/1/13                                2,863             2,855
Texas Competitive Electric
Holdings Co., LLC
Tranche B-2,
 3.770%, 10/10/14                              2,221             1,875
Tranche B-3,
 3.770%, 10/10/14                              3,944
                                                                 3,321
                                                            ----------
                                                                11,975
----------------------------------------------------------------------
TOTAL LOAN AGREEMENTS
(IDENTIFIED COST $402,986)                                     412,645
----------------------------------------------------------------------




                       See Notes to Financial Statements

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

                                            SHARES                 VALUE
                                          ----------          --------------
PREFERRED STOCK-0.3%

FINANCIALS-0.3%
Ally Financial, Inc.
Series G, 144A
7.00%(4)                                         702          $          653
Banco Bilbao Vizcaya
Argentaria S.A.
International Preferred
S.A. Unipersonal
5.92%(3)                                       5,835                   4,939
Banco do Brasil S.A.
144A 8.50%(3)(4)                                 700                     802
JPMorgan Chase & Co.
Series 1, 7.90%                                3,360                   3,676
----------------------------------------------------------------------------
TOTAL PREFERRED STOCK
(IDENTIFIED COST $9,038)                                              10,070
----------------------------------------------------------------------------

COMMON STOCKS-0.0%

FINANCIALS-0.0%
CIT Group, Inc.(2)                            26,344                  1,121
                                                                  ---------
INDUSTRIALS-0.0%
Building Materials
Holding Corp.(2)(6)                          677,817                    722
---------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $1,987)                                              1,843
---------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS-98.6%
(IDENTIFIED COST $3,619,579)                                      3,794,154
---------------------------------------------------------------------------

SHORT-TERM INVESTMENTS-1.0%

MONEY MARKET MUTUAL FUNDS-1.0%
BlackRock Liquidity Funds
TempFund Portfolio -
Institutional Shares
(seven-day effective
yield 0.150%)                             37,004,949                37,005
--------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $37,005)                                           37,005
--------------------------------------------------------------------------
TOTAL INVESTMENTS-99.6%
(IDENTIFIED COST $3,656,584)                                     3,831,159(1)
Other assets and liabilities, net-0.4%                              15,982
                                                              ------------
NET ASSETS-100.0%                                             $  3,847,141
                                                              ============








COUNTRY WEIGHTINGS+
-------------------------------------------
United States                           77%
Australia                                2
Brazil                                   2
Canada                                   2
South Korea                              2
United Kingdom                           2
Norway                                   1
Other                                   12
-------------------------------------------
Total                                  100%
-------------------------------------------

----------
+   % of total investments as of March 31, 2011.

ABBREVIATIONS:
FHLMC                Federal Home Loan Mortgage
                     Corporation ("Freddie Mac")
FNMA                 Federal National Mortgage Association
                     ("Fannie Mae")
GNMA                 Government National Mortgage
                     Association ("Ginnie Mae")
NATL                 National Public Finance Guarantee Corp.
PIK                  Payment-in-Kind Security
REIT                 Real Estate Investment Trust

FOREIGN CURRENCIES:
AUD                  Australian Dollar
BRL                  Brazilian Real
CAD                  Canadian Dollar
COP                  Colombian Peso
EUR                  European Currency Unit
IDR                  Indonesian Rupiah
KRW                  Korean Won
NOK                  Norwegian Krone
NZD                  New Zealand Dollar
PLZ                  Polish Zloty
SEK                  Swedish Krona
TRY                  New Turkish Lira
ZAR                  South African Rand


                       See Notes to Financial Statements

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

KEY INVESTMENT TERMS

PIK (PAYMENT-IN-KIND SECURITY)

A bond which pays some or all interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.

QUANTITATIVE EASING

A government monetary policy occasionally used to increase the money supply by buying government securities or other securities from the market. Quantitative easing increases the money supply by flooding financial institutions with capital in an effort to promote increased lending and liquidity.

REIT (REAL ESTATE INVESTMENT TRUST)

A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

FOOTNOTE LEGEND

($ REPORTED IN THOUSANDS)

(1)  Federal Income Tax Information: For tax information at March 31, 2011, see
     Note 9, Federal Income Tax Information in the Notes to Financial
     Statements.

(2)  Non-income producing.

(3) Variable or step coupon security; interest rate shown reflects the rate in effect at March 31, 2011.

(4) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, these securities amounted to a value of $903,408 or 23.5% of net assets.

(5) Regulation S Security. Security is offered and sold outside of the United States.

(6)  Illiquid security.

(7) Illiquid and restricted security. At March 31, 2011, these securities amounted to a value of $1,833 or 0.01% of net assets. For acquisition information, see Note 7, "Illiquid and Restricted Securities" in the Notes to Financial Statements.

(8)  No contractual maturity date.

(9)  Interest payments may be deferred.

(10) Issuer may elect not to pay interest, causing the payment to be forfeited and no longer due. The issuer has not invoked this election since the Fund purchased this security.

(11) Security in default.

(12) Amounts are less than $500 (not reported in 000s).

(13) Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security could be disclosed as a Level 3 security in the table located after the Schedule of Investments.

(14) This note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

                       See Notes to Financial Statements

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund's investments as of March 31, 2011 (see Security Valuation Note 2A in the Notes to Financial Statements):

                                            Total                             Level 2 -         Level 3 -
                                           Value at          Level 1 -      Significant        Significant
                                           March 31,          Quoted        Observable        Unobservable
                                             2011             Prices          Inputs             Inputs
                                          ----------         ---------     -------------      ------------
INVESTMENT IN SECURITIES:
Debt Securities:
 Asset-Backed Securities                  $  445,358         $      --     $     439,965      $     5,393
 Corporate Bonds and Notes                 1,387,390                --         1,387,390               --(1)
 Credit Linked Notes                           9,233                --             9,233               --
 Foreign Government Securities               444,440                --           444,440               --
 Loan Agreements                             412,645                --           409,120            3,525
 Mortgage-Backed Securities                1,071,709                --         1,055,543           16,166
 Municipal Bonds                              11,466                --            11,466               --
Equity Securities:
 Common Stocks                                 1,843             1,121                --              722
 Preferred Stocks                             10,070                --            10,070
 Short-Term Investments                       37,005            37,005                --               --
                                          ----------         ---------     -------------      -----------
 Total Investments                        $3,831,159         $  38,126     $   3,767,227      $    25,806
                                          ==========         =========     =============      ===========

----------
(1)  Level 3 Corporate Bonds and Notes valued at zero at end of period.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value:

                                                                Asset-       Credit                      Mortgage-
                                                                Backed       Linked         Loan           Backed        Common
                                                 Total        Securities      Notes      Agreements      Securities      Stocks
                                                ---------     ----------    --------     -----------     -----------     ------
INVESTMENT IN SECURITIES:
BALANCE AS OF SEPTEMBER 30, 2010                $ 15,353      $    1,166    $ 9,236      $    4,456        $    --        $495
Accrued discounts/(premiums)(a)                       47               3         36               8             --          --
Realized gain (loss)(b)                              320              --        253              67             --          --
Change in unrealized appreciation
 (depreciation)(b)                                   303             327       (213)             --            (38)        227
Net purchases/(sales)(c)                          11,818           3,897        (79)             --          8,000          --
Transfers in and/or (out) of level 3(d)           (2,035)             --     (9,233)         (1,006)         8,204          --
                                                --------      ----------    -------      ----------        -------        ----
BALANCE AS OF MARCH 31, 2011                    $ 25,806      $    5,393    $    --      $    3,525        $16,166        $722
                                                ========      ==========    =======      ==========        =======        ====

------------
(a)  Disclosed in the Statement of Operations under interest income.

(b) Disclosed in the Statement of Operations under Net realized and unrealized gain (loss) on investments.

(c)  Includes paydowns, if any.

(d) "Transfers in and/or out" represent the ending value as of March 31, 2011, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

                       See Notes to Financial Statements

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                           MARCH 31, 2011 (UNAUDITED)


(Reported in thousands except shares and per share amounts)

ASSETS
Investment in securities at value(1)                                                         $  3,831,159
Foreign currency at value(2)                                                                           23
Cash                                                                                                   79
Receivables
 Investment securities sold                                                                         6,202
 Fund shares sold                                                                                  41,745
 Dividends and interest receivable                                                                 39,815
Trustee retainer                                                                                       31
Prepaid expenses                                                                                      186
                                                                                             ------------
 Total assets                                                                                   3,919,240
                                                                                             ------------
LIABILITIES
Payables
 Fund shares repurchased                                                                           17,049
 Investment securities purchased                                                                   48,209
 Dividend distributions                                                                             2,501
 Investment advisory fee                                                                            1,560
 Distribution and service fees                                                                      1,068
 Administration fee                                                                                   437
 Transfer agent fees and expenses                                                                   1,022
 Professional fee                                                                                      39
 Other accrued expenses                                                                               214
                                                                                             ------------
  Total liabilities                                                                                72,099
                                                                                             ------------
NET ASSETS                                                                                   $  3,847,141
                                                                                             ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                                             $  3,769,526
Accumulated undistributed net investment income (loss)                                              1,694
Accumulated undistributed net realized gain (loss)                                                (98,941)
Net unrealized appreciation (depreciation) on investments                                         174,862
                                                                                             ------------
NET ASSETS                                                                                   $  3,847,141
                                                                                             ============
CLASS A
Net asset value (net assets/shares outstanding) per share                                    $       4.85
Maximum offering price per share NAV/(1-2.25%)                                               $       4.96
Shares of beneficial interest outstanding, no par value, unlimited authorization              460,338,394
Net Assets                                                                                   $  2,232,126
CLASS B
Net asset value (net assets/shares outstanding) and offering price per share                 $       4.82
Shares of beneficial interest outstanding, no par value, unlimited authorization                1,699,410
Net Assets                                                                                   $      8,200
CLASS C
Net asset value (net assets/shares outstanding) and offering price per share                 $       4.90
Shares of beneficial interest outstanding, no par value, unlimited authorization              110,160,229
Net Assets                                                                                   $    539,531
CLASS T
Net asset value (net assets/shares outstanding) and offering price per share                 $       4.89
Shares of beneficial interest outstanding, no par value, unlimited authorization               93,746,090
Net Assets                                                                                   $    458,255
CLASS I
Net asset value (net assets/shares outstanding) and offering price per share                 $       4.85
Shares of beneficial interest outstanding, no par value, unlimited authorization              125,449,370
Net Assets                                                                                   $    609,029

-----------
(1)Investment in securities at cost                                                          $  3,656,584
(2)Foreign currency at cost                                                                            23


                       See Notes to Financial Statements

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                            STATEMENT OF OPERATIONS
                    SIX MONTHS ENDED MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

INVESTMENT INCOME
  Interest...............................................................................  $ 99,274
  Dividends..............................................................................        24
  Foreign taxes withheld.................................................................       (42)
                                                                                           --------
     Total investment income.............................................................    99,256
                                                                                           --------

EXPENSES
  Investment advisory fees ..............................................................     8,515
  Service fees, Class A..................................................................     2,505
  Distribution and service fees, Class B.................................................        32
  Distribution and service fees, Class C.................................................     1,247
  Distribution and service fees, Class T ................................................     2,089
  Administration fees....................................................................     2,431
  Transfer agent fee and expenses........................................................     2,331
  Custodian fees.........................................................................        89
  Printing fees and expenses ............................................................       119
  Professional fees......................................................................        38
  Registration fees......................................................................       134
  Trustees' fee and expenses.............................................................       120
  Miscellaneous expenses.................................................................       232
                                                                                           --------
    Total expenses.......................................................................    19,882
                                                                                           --------
NET INVESTMENT INCOME (LOSS).............................................................    79,374
                                                                                           --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on investments................................................    14,373
  Net realized gain (loss) on foreign currency transactions..............................     1,300
  Net change in unrealized appreciation (depreciation) on investments....................    20,131
  Net change in unrealized appreciation (depreciation) on foreign currency translation...        93
                                                                                           --------
NET GAIN (LOSS) ON INVESTMENTS...........................................................    35,897
                                                                                           --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS..........................  $115,271
                                                                                           ========

                       See Notes to Financial Statements

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                       STATEMENT OF CHANGES IN NET ASSETS

(Reported in thousands)

                                                                              Six Months Ended
                                                                               March 31, 2011          Year Ended
                                                                                (Unaudited)        September 30, 2010
                                                                             -----------------     ------------------
INCREASE/DECREASE IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)..............................................    $    79,374             $  134,886
  Net realized gain (loss)..................................................         15,673                 24,250
  Net change in unrealized appreciation (depreciation)......................         20,224                126,948
                                                                                -----------             ----------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.................        115,271                286,084
                                                                                -----------             ----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class A............................................        (47,664)               (88,301)
  Net investment income, Class B............................................           (186)                  (561)
  Net investment income, Class C............................................        (11,107)               (18,460)
  Net investment income, Class T............................................         (8,285)               (14,085)
  Net investment income, Class I............................................        (13,076)               (16,037)
                                                                                -----------             ----------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS...................        (80,318)              (137,444)
                                                                                -----------             ----------
FROM SHARE TRANSACTIONS
SALE OF SHARES
  Class A (125,274 and 205,603 shares, respectively)........................        605,031                956,348
  Class B (177 and 227 shares, respectively)................................            852                  1,045
  Class C (28,809 and 65,468 shares, respectively)..........................        140,544                307,830
  Class T (20,431 and 42,955 shares, respectively)..........................         99,478                201,526
  Class I (51,530 and 109,379 shares, respectively).........................        249,066                508,675
REINVESTMENT OF DISTRIBUTIONS
  Class A (9,065 and 15,453 shares, respectively)...........................         43,782                 72,115
  Class B (32 and 91 shares, respectively)..................................            153                    422
  Class C (1,939 and 2,882 shares, respectively)............................          9,460                 13,586
  Class T (1,014 and 1,499 shares, respectively)............................          4,936                  7,054
  Class I (1,371 and 1,119 shares, respectively)............................          6,628                  5,252
SHARES REPURCHASED
  Class A (69,316 and 141,888 shares, respectively).........................       (334,594)              (658,236)
  Class B (484 and 1,167 shares, respectively)..............................         (2,328)                (5,400)
  Class C (17,824 and 23,847 shares, respectively)..........................        (86,839)              (112,249)
  Class T (9,175 and 11,024 shares, respectively)...........................        (44,612)               (51,787)
  Class I (24,892 and 17,582 shares, respectively)..........................       (120,074)               (82,189)
                                                                                -----------             ----------
INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS...................        571,483              1,163,992
                                                                                -----------             ----------
NET INCREASE (DECREASE) IN NET ASSETS.......................................        606,436              1,312,632
NET ASSETS
Beginning of period ........................................................      3,240,705              1,928,073
                                                                                -----------             ----------
END OF PERIOD...............................................................    $ 3,847,141             $3,240,705
                                                                                ===========             ==========
Accumulated undistributed net investment income (loss) at end of period.....    $     1,694             $    2,638

                       See Notes to Financial Statements

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                              FINANCIAL HIGHLIGHTS
           SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
                             THROUGHOUT EACH PERIOD

                                                                                                                         RATIO OF
               NET                   NET                                                 NET                 NET         EXPENSES
              ASSET      NET      REALIZED     TOTAL    DIVIDENDS                CHANGE ASSET               ASSETS,         TO
              VALUE,   INVESTMENT   AND        FROM      FROM NET                IN NET VALUE,   TOTAL       END OF      AVERAGE
            BEGINNING   INCOME   UNREALIZED  INVESTMENT INVESTMENT     TOTAL     ASSET  END OF  RETURN       PERIOD        NET
            OF PERIOD (LOSS)-(2) GAIN (LOSS) OPERATIONS   INCOME   DISTRIBUTIONS VALUE  PERIOD    (1)       (000'S)    ASSETS (6)(7)
------------------------------------------------------------------------------------------------------------------------------------
CLASS A
10/1/10 to
 3/31/11(8)   $4.80      0.11       0.05        0.16       (0.11)     (0.11)      0.05  $ 4.85    3.47%(4) $ 2,232,126     1.06%(3)
10/1/09 to
 9/30/10       4.54      0.25       0.26        0.51       (0.25)     (0.25)      0.26    4.80   11.65       1,897,491     1.07
10/1/08 to
 9/30/09       4.21      0.24       0.35        0.59       (0.26)     (0.26)      0.33    4.54   14.91       1,433,927     1.12
10/1/07 to
 9/30/08       4.70      0.25      (0.48)      (0.23)      (0.26)     (0.26)     (0.49)   4.21   (5.07)      1,377,371     1.08
11/1/06 to
 9/30/07       4.74      0.21      (0.03)       0.18       (0.22)     (0.22)     (0.04)   4.70  3.84(4)      1,435,415     1.11(3)
11/1/05 to
 10/31/06      4.70      0.22       0.03        0.25       (0.21)     (0.21)      0.04    4.74    5.37       1,062,479     1.04
CLASS B
10/1/10 to
 3/31/11(8)   $4.78      0.10       0.04        0.14       (0.10)     (0.10)      0.04  $ 4.82    3.01%(4)   $   8,200     1.56%(3)
10/1/09 to
 9/30/10       4.52      0.23       0.26        0.49       (0.23)     (0.23)      0.26    4.78   11.16           9,435     1.56
10/1/08 to
 9/30/09       4.19      0.22       0.35        0.57       (0.24)     (0.24)      0.33    4.52   14.41          12,753     1.62
10/1/07 to
 9/30/08       4.68      0.23      (0.48)      (0.25)      (0.24)     (0.24)     (0.49)   4.19   (5.57)         15,919     1.57
11/1/06 to
 9/30/07       4.72      0.19      (0.03)       0.16       (0.20)     (0.20)     (0.04)   4.68    3.38(4)       21,487     1.61(3)
11/1/05 to
 10/31/06      4.68      0.20       0.02        0.22       (0.18)     (0.18)      0.04    4.72    4.64          27,845     1.54
CLASS C
10/1/10 to
 3/31/11(8)   $4.85      0.11       0.05        0.16       (0.11)     (0.11)      0.05  $ 4.90    3.30%(4)   $ 539,531     1.31%(3)
10/1/09 to
 9/30/10       4.58      0.24       0.27        0.51       (0.24)     (0.24)      0.27    4.85   11.49         471,332     1.32
10/1/08 to
 9/30/09       4.24      0.23       0.36        0.59       (0.25)     (0.25)      0.34    4.58   14.75         241,339     1.36
10/1/07 to
 9/30/08       4.73      0.24      (0.48)      (0.24)      (0.25)     (0.25)     (0.49)   4.24   (5.28)        161,770     1.33
11/1/06 to
 9/30/07       4.77      0.20      (0.03)       0.17       (0.21)     (0.21)     (0.04)   4.73    3.57(4)      179,222     1.36(3)
11/1/05 to
 10/31/06      4.73      0.21       0.02        0.23       (0.19)     (0.19)      0.04    4.77    5.07         205,385     1.28


              RATIO OF
                NET
             INVESTMENT
             INCOME TO
              AVERAGE        PORTFOLIO
               NET           TURNOVER
              ASSETS           RATE
             -------------------------
CLASS A
10/1/10 to   4.69%(3)        23%(4)
 3/31/11(8)
10/1/09 to       5.31            49
 9/30/10
10/1/08 to       5.93            88
 9/30/09
10/1/07 to       5.54            83
 9/30/08
11/1/06 to       4.93(3)         57(4)
 9/30/07
11/1/05 to       4.75            93
 10/31/06
CLASS B
10/1/10 to       4.18%(3)        23%(4)
 3/31/11(8)
10/1/09 to       4.86            49
 9/30/10
10/1/08 to       5.47            88
 9/30/09
10/1/07 to       5.03            83
 9/30/08
11/1/06 to       4.40(3)         57(4)
 9/30/07
11/1/05 to       4.24            93
 10/31/06
CLASS C
10/1/10 to       4.43%(3)        23%(4)
 3/31/11(8)
10/1/09 to       5.04            49
 9/30/10
10/1/08 to       5.63            88
 9/30/09
10/1/07 to       5.28            83
 9/30/08
11/1/06 to       4.66(3)         57(4)
 9/30/07
11/1/05 to       4.48            93
 10/31/06


                       See Notes to Financial Statements

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                              FINANCIAL HIGHLIGHTS
           SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
                             THROUGHOUT EACH PERIOD


                                                                                                                         RATIO OF
               NET                   NET                                                 NET                  NET        EXPENSES
              ASSET      NET      REALIZED     TOTAL    DIVIDENDS                CHANGE ASSET               ASSETS,         TO
              VALUE,    INCOME       AND        FROM     FROM NET                IN NET VALUE,   TOTAL       END OF       AVERAGE
            BEGINNING INVESTMENT UNREALIZED  INVESTMENT INVESTMENT     TOTAL     ASSET  END OF  RETURN       PERIOD         NET
            OF PERIOD  (LOSS)-2  GAIN (LOSS) OPERATIONS   INCOME   DISTRIBUTIONS VALUE  PERIOD    (1)       (000'S)    ASSETS(6)(7)
-----------------------------------------------------------------------------------------------------------------------------------
CLASS T
10/1/10 to
 3/31/11(8)  $ 4.84     0.10        0.05        0.15      (0.10)      (0.10)      0.05  $ 4.89     3.05%(4)  $458,255      1.81%(3)
10/1/09 to
 9/30/10       4.57     0.21        0.28        0.49      (0.22)      (0.22)      0.27    4.84    10.96       394,183      1.82
10/1/08 to
 9/30/09       4.23     0.21        0.36        0.57      (0.23)      (0.23)      0.34    4.57    14.21       219,501      1.86
10/1/07 to
 9/30/08       4.72     0.22       (0.48)      (0.26)     (0.23)      (0.23)     (0.49)   4.23    (5.78)      141,131      1.83
11/1/06 to
 9/30/07       4.76     0.18       (0.03)       0.15      (0.19)      (0.19)     (0.04)   4.72     3.11(4)    155,450      1.86(3)
11/1/05 to
 10/31/06      4.73     0.19        0.01        0.20      (0.17)      (0.17)      0.03    4.76     4.34       153,395      1.79
CLASS I
10/1/10 to
 3/31/11(8)  $ 4.81     0.12        0.04        0.16      (0.12)      (0.12)      0.04  $ 4.85      3.38%(4) $609,029      0.81%(3)
10/1/09 to
 9/30/10       4.54     0.26        0.28        0.54      (0.27)      (0.27)      0.27    4.81     12.16      468,264      0.83
10/1/08 to
 9/30/09       4.21     0.28        0.32        0.60      (0.27)      (0.27)      0.33    4.54     15.20        20,553     1.03
6/6/08(5) to
 9/30/08       4.53     0.08       (0.31)      (0.23)     (0.09)      (0.09)     (0.32)   4.21     (5.11)(4)       95      0.89(3)

                 RATIO OF
                   NET
                INVESTMENT
                INCOME TO
                 AVERAGE       PORTFOLIO
                  NET          TURNOVER
                 ASSETS          RATE
                ------------------------
CLASS T
10/1/10 to      3.93%(3)        23%(4)
 3/31/11(8)
10/1/09 to       4.54            49
 9/30/10
10/1/08 to       5.11            88
 9/30/09
10/1/07 to       4.79            83
 9/30/08
11/1/06 to       4.17(3)         57(4)
 9/30/07
11/1/05 to       3.98            93
 10/31/06
CLASS I
10/1/10 to       4.94%(3)        23%(4)
 3/31/11(8)
10/1/09 to       5.51            49
 9/30/10
10/1/08 to       6.47            88
 9/30/09
6/6/08(5)to      5.85(3)         83(4)
 9/30/08

----------
(1) Sales charges, where applicable, are not reflected in the total return calculation.

(2)  Computed using average shares outstanding.

(3)  Annualized.

(4)  Not annualized.

(5)  Inception date.

(6) The Fund may invest in other funds and the annualized expense ratios do not reflect fees and expenses associated with the underlying funds.

(7) For more information regarding expenses, see Note 3C in the Notes to Financial Statements.

(8)  Unaudited.

                       See Notes to Financial Statements

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                         NOTES TO FINANCIAL STATEMENTS
                           MARCH 31, 2011 (UNAUDITED)
1.   ORGANIZATION

     Virtus Opportunities Trust, (the "Trust"), is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940 ("1940 Act"), as amended, as an open-end management investment company.

     As of the date of this report, 22 funds are offered for sale, of which the Virtus MultiSector Short Term Bond Fund (the "Fund") is reported in this semiannual report. The Fund is diversified and has an investment objective to provide high current income while attempting to limit changes in the Fund's net asset value per share caused by interest rate changes. There is NO GUARANTEE THAT THE FUND WILL ACHIEVE ITS OBJECTIVE.

     The Fund offers Class A shares, Class C shares, Class T shares and Class I shares. Class B shares are no longer available for purchase by new or existing shareholders, except by existing shareholders through Qualifying Transactions (for information regarding Qualifying Transactions refer to the Trust's prospectus).

     Class A shares are sold with a front-end sales charge of up to 2.25%. Generally, Class A shares are not subject to any charges by the Fund when redeemed; however, a 0.50% contingent deferred sales charge ("CDSC") may be imposed on certain redemptions made within 18 months following purchases on which a finder's fee has been paid. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.

     Class B shares were sold with a CDSC which declines from 2% to zero depending on the period of time the shares are held. Class C shares are sold without a sales charge. Class T shares of the Fund are sold with a 1% contingent deferred sales charge, if applicable, if redeemed within one year of purchase. Class I shares are sold without a front-end sales charge or CDSC.

     Effective January 1, 2011, Virtus Mutual Funds impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statements of additional information. The fees collected will be used to offset certain expenses of the Funds.

     Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service fees under a Board-approved 12b-1 and shareholder service plan and has exclusive voting rights with respect to this plan. Class I shares are not subject to a 12b-1 plan. Income and other expenses and realized and unrealized gains and losses of the Fund are borne pro rata by the holders of each class of shares.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.

     A.   SECURITY VALUATION:

          Security Valuation procedures for the Fund have been approved by the Board of Trustees. All internally fair valued securities referred to below, are approved by a valuation committee appointed under the direction of the Board of Trustees.

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

          The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

          -   Level 1 - quoted prices in active markets for identical securities

          -   Level 2 - prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

          -   Level 3 - prices determined using significant unobservable inputs
                        (including the valuation committee's own assumptions in determining the fair value of investments)

          A description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

          Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the valuation committee, are generally categorized as Level 3 in the hierarchy.

          Certain foreign securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the New York Stock Exchange ("NYSE")) that may impact the value of securities traded in these foreign markets. In such cases the Fund fair values foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, Financial Futures, Exchange Traded Funds, and certain Indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain Foreign Common Stocks may occur on a frequent basis.

          Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured Debt Instruments such as Mortgage-Backed and Asset-Backed Securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the valuation committee are generally categorized as Level 3 in the hierarchy.

          Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over the counter (OTC) derivative contracts, which include forward currency contracts and equity linked

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

          instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

          Investments in open-end mutual funds are valued at their closing net asset value determined as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) each business day and are categorized as Level 1 in the hierarchy.

          Short-term Notes having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market and are generally categorized as Level 2 in the hierarchy.

          A summary of the inputs used to value the Fund's major categories of assets and liabilities, which primarily include investments of the Fund, by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

     B.   SECURITY TRANSACTIONS AND RELATED INCOME:

          Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

     C.   INCOME TAXES:

          The Fund is treated as a separate taxable entity. It is the policy of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

          The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

          The Fund has adopted the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from the adoption of this authoritative guidance. The Fund does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months. The Fund files tax returns as prescribed by the tax laws of the jurisdictions in which they operate. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable. As of March 31, 2011, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations is from the year 2007 forward (with limited exceptions).

     D.   DISTRIBUTIONS TO SHAREHOLDERS:

          Distributions are recorded by the Fund on the ex-dividend date. Income distributions are recorded daily. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses,

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

          expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

     E.   EXPENSES:

          Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more appropriately made.

     F.   FOREIGN CURRENCY TRANSLATION:

          Foreign securities and other foreign assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Trust does not isolate that portion of the results of operations arising from changes in exchange rates or from fluctuations which arise due to changes in the market prices of securities.

     G.   WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS:

          The Fund may engage in when-issued or delayed delivery transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date, ordinarily up to 90 days later. When-issued or forward commitments enable a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. The Fund records when-issued and delayed delivery securities on the trade date. The Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

     H.   LOAN AGREEMENTS:

          The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due. Currently, the Fund only holds assignment loans.

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

     I.   CREDIT LINKED NOTES:

          The Fund may invest in credit linked notes which are usually issued by a special purpose vehicle that is selling credit protection through a credit default swap. The performance of the notes is linked to the performance of the underlying reference obligation. The special purpose vehicle invests the proceeds from the notes to cover its contingent obligation. Credit linked notes may also have risks with default by the referenced obligation, currency and/or interest rates.

3.   INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS
     ($ REPORTED IN THOUSANDS EXCEPT AS NOTED)

     A.   ADVISER:

          Virtus Investment Advisers, Inc. ("VIA," the "Adviser"), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. ("Virtus") is the Adviser to the Fund.

          For managing, or directing the management of, the investments of the Fund, the Adviser is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of the Fund:
          0.55% of the first $1 billion; 0.50%of $1 billion to $2 billion; 0.45% of $2+ billion.

          The Adviser manages the Fund's investment program and general operations of the Fund, including oversight of the Fund's subadviser.

     B.   SUBADVISER:

          The subadviser manages the investments of the Fund for which it is paid a fee by the Adviser. Goodwin Capital Advisers, Inc. ("Goodwin") serves as the Fund's subadviser.

     C.   EXPENSE LIMITATIONS:

          The Adviser agreed to voluntarily limit the Fund's total operating expenses (excluding interest, taxes and extraordinary expenses) to 1.10% for Class A shares, 1.60% for Class B shares, 1.35% for Class C shares, 1.85% for Class T shares and 0.85% for Class I shares. This voluntary expense limitation may be modified or discontinued at any time.

     D.   DISTRIBUTOR:

          As the distributor of each Fund's shares, VP Distributors, Inc. ("VP Distributors"), an indirect wholly-owned subsidiary of Virtus, has advised the Funds for the six months (the "period") ended March 31, 2011, it retained Class A net commissions of $54 and deferred sales charges of $39; Class B deferred sales charges of $2; Class C deferred sales charges of $2; and Class T deferred sales charges of $73.

          In addition, the Fund pays VP Distributors distribution and/or service fees under Board-approved 12b-1 and shareholder service plans, at the annual rate of 0.25% for Class A shares, 0.75% for Class B shares, 0.50% for Class C shares, and 1.00% for Class T shares applied to the average daily net assets of each respective class. Class I shares are not subject to a 12b-1 plan.

          Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry CDSC, the CDSC schedule of the original shares purchased continues to apply.

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

     E.   ADMINISTRATION AND TRANSFER AGENT SERVICES:

          VP Distributors serves as the Administrator to the Fund. For the period ended March 31, 2011, VP Distributors received administration fees totaling $1,721 which are included in the Statement of Operations. A portion of these fees is paid to outside entities that also provide services to the Fund.

          VP Distributors also serves as the Trust's transfer agent. For the period ended March 31, 2011, VP Distributors received transfer agent fees totaling $2,052 which are included in the Statement of Operations. A portion of these fees is paid to outside entities that also provide services to the Fund.

4.   PURCHASES AND SALES OF SECURITIES
     ($ REPORTED IN THOUSANDS)

     Purchases and sales of investment securities for the Fund (excluding U.S. Government securities and agency securities, forward currency contracts, and short-term securities) during the period ended March 31, 2011, were as follows:

                                 PURCHASES            SALES
                                -----------        -----------
                                $ 1,316,295        $   705,812

     Purchases and sales of long-term U.S. Government and agency securities for the Fund during the period ended March 31, 2011, were as follows:

                                 PURCHASES            SALES
                                -----------        -----------
                                $    39,669        $    99,896

5.   10% SHAREHOLDERS

     As of March 31, 2011, the Fund had individual shareholder accounts and/or omnibus shareholder accounts (comprised of a group of individual shareholders), which in each case individually amounted to more than 10% of the total shares outstanding of the Fund as detailed below. The shareholders are not affiliated with Virtus.

                                % OF SHARES         NUMBER OF
                                OUTSTANDING         ACCOUNTS
                                -----------        -----------
                                         38%                 2

6.   CREDIT RISK AND ASSET CONCENTRATIONS

     In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

     High yield/high risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the adviser and/or subadviser to accurately predict risk.

     The Fund may invest a high percentage of its assets in specific sectors of the market in its pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

7.   ILLIQUID AND RESTRICTED SECURITIES
     ($ REPORTED IN THOUSANDS)

     Investments generally are considered illiquid if they cannot be disposed of in seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining illiquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of the Fund's Schedule of Investments where applicable.

     Restricted securities are not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid.

     At March 31, 2011, the Fund held the following illiquid and restricted securities:

                                                                         % OF
                           ACQUISITION  ACQUISITION   MARKET VALUE    NET ASSETS
                              DATE          COST       AT 3/31/11     AT 3/31/11
                           -----------  ------------  -------------   ----------
    Long Grove Collateral
    Loan Obligation Ltd.
    04-1A, C 144A
    2.712%, 5/25/16            5/12/04  $      1,589  $       1,428         0.1%
    04-1A, D 144A
    7.062%, 5/25/16            5/12/04           418            405         0.0%

     The Fund will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.

8.   INDEMNIFICATIONS

     Under the Fund's organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these arrangements.

9.   FEDERAL INCOME TAX INFORMATION
     ($ REPORTED IN THOUSANDS)

     At March 31, 2011, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows:

                                                     NET UNREALIZED
         FEDERAL      UNREALIZED      UNREALIZED      APPRECIATION
         TAX COST    APPRECIATION   (DEPRECIATION)   (DEPRECIATION)
         ---------   -------------  --------------   ---------------
         3,657,714   $     197,971  $      (24,526)  $       173,445

     The Fund has capital loss carryovers which may be used to offset future capital gains, as follows:

                              EXPIRATION YEAR
        ------------------------------------------------------------
        2014         2016         2017          2018         TOTAL
        ------       -----       -------       -------       -------
         5,307       $ 575       $32,373       $75,397       $113,652

     The Fund may not realize the benefit of these losses to the extent the Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

10.  RECENT ACCOUNTING PRONOUNCEMENT

     In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2010-06, "Improving Disclosures about Fair Value Measurements." ASU No. 2010-06 will require reporting entities to make new disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2010. At this time, management is evaluating the implications of ASU No. 2010-06 and its impact on the financial statements has not been determined.

11.  SUBSEQUENT EVENT EVALUATIONS

     Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available for issuance, and has determined that the following subsequent event requires recognition or disclosure in the financial statements.

     Effective April 18, 2011, BNY Mellon Investment Servicing (US), Inc. became sub-transfer agent for the Virtus Mutual Funds, replacing the prior sub-transfer agent.

             CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS
                            BY THE BOARD OF TRUSTEES
                                  (UNAUDITED)

     The Board of Trustees of the Trust, along with the Boards of Trustees of the other trusts in the Virtus Mutual Funds family of funds (collectively, the "Board"), is responsible for determining whether to approve the establishment and continuation of each investment advisory and sub-advisory agreement (each, an "Agreement") applicable to the Virtus Mutual Funds (collectively, the "Funds"). At meetings held on November 17-18, 2010, the Board, including a majority of the Trustees who are not interested persons as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, considered and approved the continuation of each Agreement, as further discussed below. In approving each Agreement, the Board determined that the continued retention of the applicable adviser or subadviser was in the best interests of the Funds and their shareholders. The Trustees considered each Fund separately, though they also collectively took into account those interests that all the Funds had in common.

     In reaching their decisions, the Board considered information furnished throughout the year at regular Board meetings as well as information prepared specifically in connection with the annual review process. During the review process, the Board received assistance and advice from, and met separately with, independent legal counsel. The Board's determination contemplated a number of factors that the Trustees believed, in light of the legal advice furnished to them as well as their own business judgment, to be relevant. Some of the factors that the Board considered are described below, although the Trustees did not identify any particular information or factor as controlling but instead considered the Agreements in the totality of the circumstances. Each individual Trustee may have evaluated the information presented differently, giving different weights to different factors.

     NATURE, EXTENT AND QUALITY OF SERVICES

     The majority of the Funds(1) are managed using a "manager of managers" structure that generally involves the use of one or more subadvisers to manage some or all of a Fund's portfolio. Under this structure, Virtus Investment Advisers, Inc. ("VIA") is responsible for evaluating and selecting subadvisers on an ongoing basis and for making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Agreement with VIA, therefore, the Trustees considered VIA's process for supervising and managing the Funds' subadvisers, including (a) VIA's ability to select and monitor the subadvisers; (b) VIA's ability to provide the services necessary to monitor the subadvisers' compliance with the Funds' respective investment objectives, policies and restrictions as well as provide other oversight activities; and (c) VIA's ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (d) the experience, capability and integrity of VIA's management and other personnel; (e) the financial position of VIA; (f) the quality of VIA's own regulatory and legal compliance policies, procedures and systems; (g) the nature, extent and quality of administrative and other services provided by VIA to the Funds; and (h) VIA's supervision of the Funds' other service providers. Finally, the Board also noted the extent of benefits that are provided to Fund shareholders as a result of being part of the family of Virtus Mutual Funds, including the right to exchange investments between Funds within the same class without a sales charge, the ability to reinvest Fund dividends into other Funds and the right to combine holdings in other Funds to obtain a reduced sales charge.

--------------
(1) During the period being reported, the only Funds that did not employ a manager of managers structure were Virtus Growth & Income Fund, which is a series of Virtus Equity Trust; and Virtus Alternatives Diversifier Fund and Virtus CA Tax-Exempt Bond Fund, each of which is a series of Virtus Opportunities Trust. VIA acted as the adviser for these Funds without employing a subadviser, and the Board considered the VIA Agreement with respect to these Funds in that context.

             CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS
                      BY THE BOARD OF TRUSTEES (CONTINUED)
                                  (UNAUDITED)

     With respect to the sub-advisory Agreements, the Board noted that each full-service subadviser(2) provided portfolio management, compliance with the respective Fund's investment policies and procedures, compliance with applicable securities laws and assurances thereof. In considering the renewal of the sub-advisory Agreements, therefore, the Board considered each subadviser's investment management process, including (a) the experience, capability and integrity of the subadviser's management and other personnel committed by the subadviser to its respective Fund(s); (b) the financial position of the subadviser; (c) the quality and commitment of the subadviser's regulatory and legal compliance policies, procedures and systems; and (d) the subadviser's brokerage and trading practices.

     After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and each subadviser were reasonable and beneficial to the Funds and their shareholders.

     INVESTMENT PERFORMANCE

     The Board placed significant emphasis on its consideration of the investment performance of the Funds, in view of its importance to shareholders, and evaluated Fund performance in the context of the special considerations that a manager-of-managers structure requires. The Board also considered that VIA continued to be proactive in seeking to replace and/or add subadvisers as necessary, with a view toward improving Fund performance over the long term.

     While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing such performance was given to a report (the "Lipper Report") for the Funds prepared by Lipper Inc. ("Lipper") and furnished specifically for the contract renewal process. (Lipper is an independent provider of investment company data retained by the Funds for this purpose.) The Lipper Report presented each Fund's short-term and long-term performance relative to a peer group of other mutual funds and relevant benchmarks, as selected by Lipper. The Board considered the composition of each peer group, selection criteria and the appropriateness of the benchmark used for each Fund. The Board also assessed each Fund's performance in the context of its review of the fees and expenses of each Fund as well as VIA's profitability.

     The Board noted that while many of the Funds had generally performed in line with their respective benchmarks and peer groups during the periods measured, some of the Funds had underperformed in comparison with their respective benchmarks and/or peer groups. Where significant, the Board extensively considered the performance of the underperforming Funds and the reasons for the performance issues. The Board discussed the possible reasons for the underperformance with VIA, and spoke with representatives from VIA regarding plans to monitor and address performance issues during the coming year.

     The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Funds' overall investment performance was reasonable, and concluded that VIA's and each subadviser's performance record and process in managing the Funds merited approval of the continuation of the Agreements. However, the Board noted that certain Funds' performance would continue to be closely monitored and it expected that if performance over a longer period of time did not improve, the adviser would recommend that the subadviser be replaced in a timely manner.

--------------
(2) F-Squared Investments, Inc. is the subadviser to Virtus AlphaSector(SM) Rotation Fund but provides limited services in this role. The Board considered both the VIA Agreement and the applicable sub-advisory Agreement in this context. (F-Squared Institutional Advisors, LLC provides limited services as the subadviser to Virtus Premium AlphaSector(SM) Fund, Virtus Allocator Premium AlphaSector(SM) Fund and Virtus Global Premium AlphaSector(SM) Fund, but because those Funds are new, the Board did not consider their Agreements at the same time as the other Agreements.)

             CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS
                      BY THE BOARD OF TRUSTEES (CONTINUED)
                                  (UNAUDITED)

     PROFITABILITY

     The Board also considered the level of profits realized by VIA and its affiliates in connection with the operation of the Funds. In this regard, the Board reviewed the analysis presented regarding the overall profitability of VIA for its management of the Virtus Mutual Funds, as well as its profits and those of its affiliates for managing and providing other services to each Fund. In addition to the fees paid to VIA and its affiliates, the Trustees considered any other benefits derived by VIA or its affiliates from their relationship with the Funds. Specific attention was paid to the methodology used to allocate costs to each Fund, in recognition of the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this regard, the Board noted that the allocations appeared reasonable, and concluded that the profitability to VIA from each Fund was reasonable in light of the quality of all services rendered to the Funds by VIA and its affiliates.

     The Board did not separately review profitability information for each subadviser, noting that the sub-advisory fees are paid by VIA rather than the Funds, so that Fund shareholders are not directly impacted by those fees.

     MANAGEMENT FEES AND TOTAL EXPENSES

     In evaluating the management fees and total expenses of each Fund, the Board reviewed information provided by VIA and comparisons to other funds in each Fund's peer group as presented in the Lipper Report. The Board noted that certain Funds had higher gross expenses when expressed as a percentage of net assets than those of such Funds' larger peers, which the Trustees considered in the context of these Funds' expectations for future growth. With respect to Virtus Alternatives Diversifier Fund, the Board also noted that as part of the contract renewal process VIA had agreed to eliminate its management fee. The Board also noted that several of the Funds had fee waivers and/or expense caps in place to limit the total expenses incurred by the Funds and their shareholders, and in connection with the contract renewal process VIA had agreed to institute such an arrangement with respect to Virtus High Yield Fund. Based upon the information presented by VIA and Lipper, the Trustees then determined, in the exercise of their business judgment, that the management fees charged by VIA and the total expenses of the Funds were reasonable, both on an absolute basis and in comparison with the fees and expenses of other funds in each Fund's peer group and the industry at large.

     The Board did not receive comparative fee information relating specifically to sub-advisory fees, in light of the fact that the sub-advisory fees are paid by VIA and not by the Funds, so that Fund shareholders are not directly impacted by those fees.

     ECONOMIES OF SCALE

     The Board noted that the management fees for several of the Funds included breakpoints based on assets under management, and that fee waivers and/or expense caps were also in place for several of the Funds. The Board determined that VIA and the Funds likely would achieve certain economies of scale, particularly in relationship to certain fixed costs, and that shareholders of the Funds would have an opportunity to benefit from these economies of scale.

     In considering the sub-advisory Agreements, the Board also considered the existence of any economies of scale and whether they would be passed along to the Funds' shareholders, but noted that any such economies would likely be generated at the Fund level rather than at the subadviser level.

VIRTUS OPPORTUNITIES TRUST
101 Munson Street
Greenfield, MA 01301-9668

TRUSTEES
George R. Aylward
Leroy Keith, Jr.
Philip R. McLoughlin, Chairman
Geraldine M. McNamara
James M. Oates
Richard E. Segerson
Ferdinand L.J. erdonck

OFFICERS
George R. Aylward, President
Francis G. Waltman, Senior Vice resident
Nancy J. Engberg, Vice President and
 Chief Compliance Officer
W. Patrick Bradley, Chief Financial Officer and Treasurer
Kevin J. Carr, Vice President,
 Chief Legal Officer, Counsel and Secretary

INVESTMENT ADVISER
Virtus Investment Advisers, Inc.
100 Pearl Street
Hartford, CT 06103-4506

PRINCIPAL UNDERWRITER
VP Distributors, Inc.
100 Pearl Street
Hartford, CT 06103-4506

TRANSFER AGENT
VP Distributors, Inc.
100 Pearl Street
Hartford, CT 06103-4506

CUSTODIAN
PFPC Trust Company
(A Bank of New York Mellon Company)
8800 Tinicum Boulevard
Philadelphia, PA 19153-3111

HOW TO CONTACT US

Mutual Fund Services      1-800-243-1574
Adviser Consulting Group  1-800-243-4361
Telephone Orders          1-800-367-5877
Text Telephone            1-800-243-1926
Web site                      VIRTUS.COM

--------------------------------------------------------------------------------

IMPORTANT NOTICE TO SHAREHOLDERS

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

--------------------------------------------------------------------------------

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For more information about               (VIRTUS LOGO)           PRSRT STD
Virtus mutual funds, please call         P.O. Box 9874          U.S. POSTAGE
your financial representative,     Providence, Rl 02940-8074        PAID
contact us at 1-800-243-1574                                     LANCASTER
or virtus.com                                                        PA
                                                                 PERMIT 1793
8024                     4-11

                                   (VIRTUS LOGO)                      SEMIANNUAL
                                                                          REPORT

                       Virtus Real Estate Securities Fund

TRUST NAME:                             March 31, 2011                   (LOGO)
VIRTUS
OPPORTUNITIES
TRUST

NO BANK GUARANTEE                       NOT FDIC INSURED         MAY LOSE VALUE

                                TABLE OF CONTENTS

VIRTUS REAL ESTATE SECURITIES FUND
("Real Estate Securities Fund")

Message to Shareholders ..................................................    1
Disclosure of Fund Expenses ..............................................    2
Schedule of Investments ..................................................    4
Statement of Assets and Liabilities ......................................    7
Statement of Operations ..................................................    8
Statement of Changes in Net Assets .......................................    9
Financial Highlights .....................................................   10
Notes to Financial Statements ............................................   12
Consideration of Advisory and Sub-advisory Agreements
   by the Board of Trustees ..............................................   18

PROXY VOTING PROCEDURES (FORM N-PX)

The adviser and subadviser vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

FORM N-Q INFORMATION

The Trust files a complete schedule of portfolio holdings for the fund with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

This report is not authorized for distribution to prospective investors in the Virtus Real Estate Securities Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund's record and other pertinent information.

                       MESSAGE TO SHAREHOLDERS

Dear Fellow Shareholders of Virtus Mutual Funds:

The last six months -- especially the first quarter of this year -- provided a textbook lesson in the unpredictable nature of capital markets and the importance of maintaining a disciplined investment approach. Investors were reminded that it is impossible to predict the events that might influence market performance or how the market will react to such events.

The markets faced a number of unusual challenges around the world, including Japan's recent earthquake and social unrest in the critical oil regions of North Africa and the Middle East. At the same time, the equities markets benefited from the stabilizing effects of the second round of quantitative easing, the Federal Reserve's (the "Fed's") gradual purchase of $600 billion in U.S. Treasuries initiated last November. Confidence replaced concern, and investors started moving out of "safe haven" fixed income securities into equities.

Investors who stayed the course were rewarded for their perseverance. The S&P 500(R) Index, a broad measure of U.S. stock market performance, gained 17.3% for the six months ended March 31, 2011, and 5.92% in the first quarter alone -- its best opening quarter since 1998. Fixed income markets generated more modest returns as interest rates inched higher. The Barclays Capital U.S. Aggregate Bond Index, which measures the performance of the taxable bond market, had performance of (0.88)% for the six months ended March 31, 2011, and a gain of 0.42% in the first quarter of 2011.

It is clear the U.S. economic recovery is gathering speed. We are seeing signs of improvement in manufacturing, the labor market and consumer spending. GDP is growing and corporate earnings are on the rise. Certainly, this news is positive but challenges remain: higher oil prices, a depressed housing market, and some concern that interest rates may start to increase after the Fed's Treasury purchases end in June.

At times of uncertainty, diversification takes on greater importance. While diversification cannot guarantee a profit or prevent loss, owning a variety of asset classes can help cushion your portfolio against market volatility. Your financial adviser can help you ensure your portfolio is adequately diversified. You may also want to visit our website, www.virtus.com, to learn about the full range of Virtus Mutual Funds, including some new investment strategies that may be used to diversify a core portfolio.

As always, thank you for investing with Virtus. Our investment team is committed to your financial success.

Sincerely,

(-S- SIGNATURE)

George R. Aylward
President, Virtus Mutual Funds

MAY 2011

WHENEVER YOU HAVE QUESTIONS ABOUT YOUR ACCOUNT, OR REQUIRE ADDITIONAL INFORMATION, PLEASE VISIT US ON THE WEB AT WWW.VIRTUS.COM OR CALL OUR SHAREOWNER SERVICE GROUP TOLL-FREE AT 1-800-243-1574.

PERFORMANCE DATA QUOTED REPRESENTS PAST RESULTS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN PERFORMANCE SHOWN ABOVE.

                       VIRTUS REAL ESTATE SECURITIES FUND
                     DISCLOSURE OF FUND EXPENSES (UNAUDITED)
         FOR THE SIX-MONTH PERIOD OF OCTOBER 1, 2010 TO MARCH 31, 2011

     We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Virtus Real Estate Securities Fund (the "Fund"), you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and
(2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. Class I shares are sold without a sales charge and do not incur distribution and service fees. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The following Expense Table illustrates your Fund's costs in two ways.

ACTUAL EXPENSES

     The first section of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The second section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower depending on the amount of your investments and timing of any purchases or redemptions.

                       VIRTUS REAL ESTATE SECURITIES FUND
              DISCLOSURE OF FUND EXPENSES (UNAUDITED) (CONTINUED)
          FOR THE SIX-MONTH PERIOD OF OCTOBER 1, 2010 TO MARCH 31, 2011

EXPENSE TABLE

                          Beginning         Ending                    Expenses
                           Account         Account      Annualized      Paid
                            Value           Value        Expense       During
                       October 1, 2010  March 31, 2011    Ratio       Period*
                       ---------------  --------------  ----------   ----------
ACTUAL
Class A                      $1,000.00       $1,142.40        1.49%      $ 7.96
Class B                       1,000.00        1,137.70        2.24        11.94
Class C                       1,000.00        1,138.30        2.24        11.94
Class I                       1,000.00        1,143.90        1.24         6.63

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A                       1,000.00        1,017.41        1.49         7.52
Class B                       1,000.00        1,013.62        2.24        11.31
Class C                       1,000.00        1,013.62        2.24        11.31
Class I                       1,000.00        1,018.67        1.24         6.26

* Expenses are equal to the Fund's annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days
      (182) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.

      The Fund may invest in other funds, and the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses were included, the expenses would have been higher.

      You can find more information about the Fund's expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the prospectus.

                       VIRTUS REAL ESTATE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2011 (UNAUDITED)

                                ASSET ALLOCATIONS

The following table presents asset allocations within certain sectors as a percentage of total investments at March 31, 2011.

Apartments                                                                   17%
Regional Malls                                                               16
Office                                                                       15
Health Care                                                                  10
Shopping Centers                                                              9
Lodging/Resorts                                                               7
Self Storage                                                                  7
Other (includes short-term investments)                                      19
                                                                            ----
Total                                                                       100%
                                                                            ----

($ reported in thousands)

                                                  SHARES        VALUE
                                                 ---------   -----------
COMMON STOCKS--98.8%

REAL ESTATE INVESTMENT TRUSTS--98.8%

DIVERSIFIED--7.5%
Digital Realty Trust, Inc.                         462,249   $    26,875
Vornado Realty Trust                               638,967        55,910
                                                 ---------   -----------
TOTAL DIVERSIFIED                                                 82,785
                                                             -----------
HEALTH CARE--9.8%
HCP, Inc.                                          825,471        31,318
Health Care REIT, Inc.                             388,429        20,369
Nationwide Health Properties, Inc.                 745,306        31,698
Ventas, Inc.                                       444,824        24,154
                                                 ---------   -----------
TOTAL HEALTH CARE                                                107,539
                                                             -----------

INDUSTRIAL/OFFICE--24.1%
INDUSTRIAL--5.6%
AMB Property Corp.                                 574,650        20,670
ProLogis                                         2,555,545        40,838
                                                             -----------
                                                                  61,508
                                                             -----------

MIXED--3.1%
Duke Realty Corp.                                1,195,891        16,754
Liberty Property Trust                             526,530        17,323
                                                             -----------
                                                                  34,077
                                                             -----------


OFFICE--15.4%
Alexandria Real Estate Equities, Inc.              204,475        15,943
BioMed Realty Trust, Inc.                          975,181        18,548
Boston Properties, Inc.                            542,183        51,426
Corporate Office Properties Trust                  384,445        13,894
Kilroy Realty Corp.                                764,737        29,695
Mack-Cali Realty Corp.                             398,287        13,502
SL Green Realty Corp.                              351,291        26,417
                                                             -----------
                                                                 169,425
                                                             -----------
TOTAL INDUSTRIAL/OFFICE                                          265,010
                                                             -----------

LODGING/RESORTS--6.9%
Host Hotels & Resorts, Inc.                      2,810,752        49,497
LaSalle Hotel Properties                           640,511        17,294
Starwood Hotels & Resorts Worldwide, Inc.          156,760         9,111
                                                             -----------
TOTAL LODGING/RESORTS                                             75,902
                                                             -----------

RESIDENTIAL--18.6%

APARTMENTS--17.3%
American Campus Communities, Inc.                   96,319        3,179
Apartment Investment & Management Co. Class A      820,057        20,887

                       See Notes to Financial Statements

                       VIRTUS REAL ESTATE SECURITIES FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

                                                  SHARES        VALUE
                                                 ---------   -----------
APARTMENTS--CONTINUED
AvalonBay Communities, Inc.                        355,001   $    42,628
BRE Properties, Inc.                               335,703        15,838
Campus Crest Communities, Inc.                     363,366         4,299
Equity Residential                               1,377,179        77,687
Essex Property Trust, Inc.                          58,852         7,298
UDR, Inc.                                          768,464        18,727
                                                             -----------
                                                                 190,543
                                                             -----------

MANUFACTURED HOMES--1.3%
Equity Lifestyle Properties, Inc.                  242,331        13,970
                                                             -----------
TOTAL RESIDENTIAL                                                204,513
                                                             -----------

RETAIL--25.1%

REGIONAL MALLS--16.1%
General Growth Properties, Inc.(2)               1,043,275        16,150
Macerich Co. (The)                                 636,475        31,525
Simon Property Group, Inc.                       1,059,906       113,579
Taubman Centers, Inc.                              279,480        14,974
                                                             -----------
                                                                 176,228
                                                             -----------
SHOPPING CENTERS--9.0%
Developers Diversified Realty Corp.                983,217        13,765
Federal Realty Investment Trust                     23,671         1,931
Kimco Realty Corp.                               2,244,775        41,169
Regency Centers Corp.                              483,940        21,042
Weingarten Realty Investors                        848,100        21,253
                                                             -----------
                                                                  99,160
                                                             -----------
TOTAL RETAIL                                                     275,388
                                                             -----------

SELF STORAGE--6.8%
Extra Space Storage, Inc.                        1,193,230        24,712
Public Storage                                     453,723        50,322
                                                 ---------   -----------
TOTAL SELF STORAGE                                                75,034
                                                             -----------
TOTAL COMMON STOCKS
(IDENTIFIED COST $ 678,869)                                    1,086,171
                                                             -----------
TOTAL LONG-TERM INVESTMENTS--98.8%
(IDENTIFIED COST $ 678,869)                                    1,086,171
                                                             -----------
SHORT-TERM INVESTMENTS--0.8%

MONEY MARKET MUTUAL FUNDS--0.8%
BlackRock Liquidity Funds
   TempFund Portfolio --
   Institutional Shares
   (seven-day effective
   yield 0.150%)                                 9,561,725         9,562
                                                 ---------   -----------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $ 9,562)                                          9,562
                                                             -----------

TOTAL INVESTMENTS--99.6%
(IDENTIFIED COST $ 688,431)                                    1,095,733(1)

Other assets and liabilities, net--0.4%                            3,948
                                                             -----------
NET ASSETS--100.0%                                           $ 1,099,681
                                                             ===========

ABBREVIATION:

REIT         Real Estate Investment Trust

KEY INVESTMENT TERM

QUANTITATIVE EASING

A government monetary policy occasionally used to increase the money supply by buying government securities or other securities from the market. Quantitative easing increases the money supply by flooding financial institutions with capital in an effort to promote increased lending and liquidity.

FOOTNOTE LEGEND

(1)   Federal Income Tax Information: For tax information at March 31, 2011, see
      Note 8, Federal Income Tax Information in the Notes to Financial
      Statements.

(2)   Non-income producing.

                        See Notes to Financial Statements

                       VIRTUS REAL ESTATE SECURITIES FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund's investments as of March 31, 2011 (see Security Valuation Note 2A in the Notes to Financial Statements):

                                                         Total Value at    Level 1 --
                                                         --------------   -------------
                                                         March 31, 2011   Quoted Prices
INVESTMENT IN SECURITIES:
Common Stocks:
   Real Estate Investment Trusts                         $    1,086,171   $   1,086,171
   Short-Term Investments                                         9,562           9,562
                                                         --------------   -------------
Total Investments                                        $    1,095,733   $   1,095,733
                                                         ==============   =============

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

                        See Notes to Financial Statements

                       VIRTUS REAL ESTATE SECURITIES FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                           MARCH 31, 2011 (UNAUDITED)

(Reported in thousands except shares and per share amounts)


ASSETS
Investment in securities at value(1) .................................   $  1,095,733
Receivables
   Investment securities sold ........................................          7,848
   Fund shares sold ..................................................          2,452
   Dividends and interest receivable .................................          2,473
Trustee retainer .....................................................              9
Prepaid expenses .....................................................             95
                                                                         ------------
     Total assets ....................................................      1,108,610
                                                                         ------------
LIABILITIES
Payables
   Fund shares repurchased ...........................................          2,842
   Investment securities purchased ...................................          4,367
   Investment advisory fee ...........................................            680
   Distribution and service fees .....................................            195
   Administration fee ................................................            125
   Transfer agent fees and expenses ..................................            628
   Professional fee ..................................................             24
   Other accrued expenses ............................................             68
                                                                         ------------
     Total liabilities ...............................................          8,929
                                                                         ------------
NET ASSETS ...........................................................   $  1,099,681
                                                                         ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest .....................   $    829,126
Accumulated undistributed net investment income (loss) ...............          (1,426)
Accumulated undistributed net realized gain (loss) ...................        (135,321)
Net unrealized appreciation (depreciation) on investments ............        407,302
                                                                         ------------
NET ASSETS ...........................................................   $  1,099,681
                                                                         ------------
CLASS A
Net asset value (net assets/shares outstanding) per share ............   $      29.66
Maximum offering price per share NAV/(1--5.75%) ......................   $      31.47
Shares of beneficial interest outstanding, no par value, unlimited
authorization.........................................................     22,658,742
Net Assets ...........................................................   $    671,986
CLASS B
Net asset value (net assets/shares outstanding) and offering price
per share ............................................................   $      29.26
Shares of beneficial interest outstanding, no par value, unlimited
authorization ........................................................        511,137
Net Assets ...........................................................   $     14,957
CLASS C
Net asset value (net assets/shares outstanding) and offering price
per share ...........................................................    $      29.62
Shares of beneficial interest outstanding, no par value, unlimited
authorization ........................................................      1,763,141
Net Assets ...........................................................   $     52,216
CLASS I
Net asset value (net assets/shares outstanding) and offering price
per share ............................................................   $      29.64
Shares of beneficial interest outstanding, no par value, unlimited
authorization ........................................................     12,164,277
Net Assets ...........................................................   $    360,522

(1) Investment in securities at cost .................................   $    688,431

                                         See Notes to Financial Statements

                       VIRTUS REAL ESTATE SECURITIES FUND
                             STATEMENT OF OPERATIONS
                   SIX MONTHS ENDED MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

INVESTMENT INCOME
   Dividends ............................................................   $ 11,417
                                                                            --------
     Total investment income ............................................     11,417
                                                                            --------
EXPENSES
   Investment advisory fees .............................................      3,796
   Service fees, Class A ................................................        771
   Distribution and service fees, Class B ...............................         79
   Distribution and service fees, Class C ...............................        245
   Administration fees ..................................................        715
   Transfer agent fee and expenses ......................................      1,513
   Custodian fees .......................................................         13
   Printing fees and expenses ...........................................         72
   Professional fees ....................................................         20
   Registration fees ....................................................         60
   Trustees' fee and expenses ...........................................         36
   Miscellaneous expenses ...............................................         47
                                                                            --------
     Total expenses .....................................................      7,367
                                                                            --------
NET INVESTMENT INCOME (LOSS) ............................................      4,050
                                                                            --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on investments ..............................     51,972
   Net change in unrealized appreciation (depreciation) on investments ..     79,325
                                                                            --------
NET GAIN (LOSS) ON INVESTMENTS ..........................................    131,297
                                                                            --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........   $135,347
                                                                            ========

                        See Notes to Financial Statements

                       VIRTUS REAL ESTATE SECURITIES FUND
                       STATEMENT OF CHANGES IN NET ASSETS

(Reported in thousands)


                                                               Six Months Ended
                                                                March 31, 2011         Year Ended
                                                                (Unaudited)        September 30, 2010
                                                                ---------------- --------------------

INCREASE/DECREASE IN NET ASSETS FROM OPERATIONS
     Net investment income (loss) ..........................   $          4,050   $       12,507
     Net realized gain (loss) ..............................             51,972           39,494
     Net change in unrealized appreciation (depreciation) ..             79,325          185,836
                                                                                  --------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS..           135,347          237,837

                                                                                  --------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
     Net investment income, Class A ........................             (3,228)          (7,668)
     Net investment income, Class B ........................                (25)            (121)
     Net investment income, Class C ........................                (74)            (311)
     Net investment income, Class I ........................             (2,172)          (4,625)
                                                                                  --------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ..             (5,499)         (12,725)
                                                                                  --------------
FROM SHARE TRANSACTIONS
SALE OF SHARES
     Class A (4,480 and 8,024 shares, respectively) ........            125,683          189,394
     Class B (2 and 5 shares, respectively) ................                 66              112
     Class C (197 and 261 shares, respectively) ............              5,507            6,044
     Class I (1,636 and 5,484 shares, respectively) ........             45,799          117,414

REINVESTMENT OF DISTRIBUTIONS
     Class A (104 and 283 shares, respectively) ............              2,891            6,776
     Class B (1 and 4 shares, respectively) ................                 20               99
     Class C (2 and 11 shares, respectively) ...............                 59              252
     Class I (68 and 171 shares, respectively) .............              1,892            4,098

SHARES REPURCHASED
     Class A (4,021 and 13,553 shares, respectively) .......           (112,317)        (305,363)
     Class B (136 and 249 shares, respectively) ............             (3,754)          (5,597)
     Class C (228 and 550 shares, respectively) ............             (6,390)         (12,723)
     Class I (1,299 and 4,122 shares, respectively) ........            (36,440)         (97,259)
                                                                                  --------------
INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ..             23,016          (96,753)
                                                                                  --------------
NET INCREASE (DECREASE) IN NET ASSETS ......................            152,864          128,359

NET ASSETS
Beginning of period ........................................            946,817          818,458
                                                               ----------------   --------------
END OF PERIOD ..............................................  $       1,099,681   $      946,817
                                                               ================   ==============
Accumulated undistributed net investment income (loss) at
 end of period .............................................  $          (1,426)  $           23

                        See Notes to Financial Statements

                       VIRTUS REAL ESTATE SECURITIES FUND
                              FINANCIAL HIGHLIGHTS
           SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
                             THROUGHOUT EACH PERIOD

                NET                   NET
               ASSET      NET        REALIZED                    DIVIDENDS      DISTRIBUTIONS                      CHANGE
              VALUE,    INVESTMENT    AND           TOTAL         FROM             FROM                             IN
             BEGINNING   INCOME      UNREALIZED      FROM          NET             NET                              NET
               OF        (LOSS)       GAIN        INVESTMENT      INVESTMENT      REALIZED          TOTAL          ASSET
              PERIOD     (2)         (LOSS)       OPERATIONS      INCOME           GAINS        DISTRIBUTIONS      VALUE
             ---------  ----------  ---------- --------------  ------------     -------------  ---------------  ---------

CLASS A
10/1/10 to
 3/31/11(8)  $   26.10        0.11        3.60           3.71         (0.15)               --            (0.15)      3.56
10/1/09 to
 9/30/10         20.21        0.32        5.90           6.22         (0.33)               --            (0.33)      5.89
10/1/08 to
 9/30/09         29.19        0.47       (8.99)         (8.52)        (0.46)               --            (0.46)     (8.98)
10/1/07 to
 9/30/08         34.10        0.45       (3.88)         (3.43)        (0.47)            (1.01)           (1.48)     (4.91)
12/1/06 to
 9/30/07         38.18        0.32       (2.59)         (2.27)        (0.32)            (1.49)           (1.81)     (4.08)
12/1/05 to
 11/30/06        28.15        0.30       10.73          11.03         (0.37)            (0.63)           (1.00)     10.03
12/1/04 to
 11/30/05        25.46        0.43        4.08           4.51         (0.42)            (1.40)           (1.82)      2.69
CLASS B
10/1/10 to
 3/31/11(8)  $   25.76        0.05        3.50           3.55         (0.05)               --            (0.05)      3.50
10/1/09 to
 9/30/10         19.95        0.16        5.81           5.97         (0.16)               --            (0.16)      5.81
10/1/08 to
 9/30/09         28.85        0.35       (8.91)         (8.56)        (0.34)               --            (0.34)     (8.90)
10/1/07 to
 9/30/08         33.72        0.22       (3.83)         (3.61)        (0.25)            (1.01)           (1.26)     (4.87)
12/1/06 to
 9/30/07         37.74        0.10       (2.56)         (2.46)        (0.07)            (1.49)           (1.56)     (4.02)
12/1/05 to
 11/30/06        27.86        0.07       10.59          10.66         (0.15)            (0.63)           (0.78)      9.88
12/1/04 to
 11/30/05        25.21        0.23        4.05           4.28         (0.23)            (1.40)           (1.63)      2.65
CLASS C
10/1/10 to
 3/31/11(8)  $   26.06        0.01        3.59           3.60         (0.04)               --            (0.04)      3.56
10/1/09 to
 9/30/10         20.19        0.15        5.88           6.03         (0.16)               --            (0.16)      5.87
10/1/08 to
 9/30/09         29.17        0.35       (8.99)         (8.64)        (0.34)               --            (0.34)     (8.98)
10/1/07 to
 9/30/08         34.07        0.23       (3.88)         (3.65)        (0.24)            (1.01)           (1.25)     (4.90)
12/1/06 to
 9/30/07         38.11        0.10       (2.59)         (2.49)        (0.06)            (1.49)           (1.55)     (4.04)
12/1/05 to
 11/30/06        28.12        0.06       10.71          10.77         (0.15)            (0.63)           (0.78)      9.99
12/1/04 to
 11/30/05        25.43        0.25        4.07           4.32         (0.23)            (1.40)           (1.63)      2.69

                                                                            RATIO
                                                                            OF
                                                                           GROSS
                                                                         EXPENSES              RATIO
                                                          RATIO             TO                  OF
                                                           OF             AVERAGE               NET
                                                          NET               NET              INVESTMENT
               NET                            NET        EXPENSES           ASSETS             INCOME
              ASSET                         ASSETS,        TO            (BEFORE              (LOSS)
              VALUE,                         END         AVERAGE           WAIVERS              TO
               END         TOTAL              OF          NET              AND                 AVERAGE           PORTFOLIO
                OF       RETURN             PERIOD        ASSETS         REIMBURSEMENTS)        NET              TURNOVER
              PERIOD       (1)             (000'S)        (7)             (7)                 ASSETS              RATE
             ---------  ----------       ------------  -----------      ---------------      -----------------  -----------

CLASS A
10/1/10 to
 3/31/11(8)  $   29.66       14.24%(4)   ($)  671,986         1.49%(3)     1.49%(3)                 0.76%(3)           23%(4)
10/1/09 to
 9/30/10         26.10       30.93            576,760         1.48         1.48                     1.39               35
10/1/08 to
 9/30/09         20.21      (28.61)           552,518         1.59         1.59                     2.88               48
10/1/07 to
 9/30/08         29.19       (9.94)           862,062        1.37(5)       1.45                     1.51               32
12/1/06 to
 9/30/07         34.10       (6.14)(4)      1,136,923        1.32(3)       1.39(3)                1.06(3)             25(4)
12/1/05 to
 11/30/06        38.18       40.37          1,289,007         1.30         1.30                   0.9424
12/1/04 to
 11/30/05        28.15       18.67            737,744         1.30         1.30                   1.6822
CLASS B
10/1/10 to
 3/31/11(8)  $   29.26       13.77%(4)   ($)   14,957         2.24%(3)     2.24%(3)                 0.33%(3)           23%(4)
10/1/09 to
 9/30/10         25.76       30.01             16,595         2.23         2.23                     0.70               35
10/1/08 to
 9/30/09         19.95      (29.20)            17,648         2.34         2.34                     2.16               48
10/1/07 to
 9/30/08         28.85      (10.65)            35,376        2.12(5)       2.20                      0.7              632
12/1/06 to
 9/30/07         33.72       (6.72)(4)         49,964        2.07(3)       2.13(3)                  0.32(3)           25(4)
12/1/05 to
 11/30/06        37.74       39.29             71,240         2.05         2.05                     0.2424
12/1/04 to
 11/30/05        27.86       17.81             59,042         2.05         2.05                     0.9322
CLASS C
10/1/10 to
 3/31/11(8)  $   29.62       13.83%      ($)   52,216         2.24%(3)     2.24%(3)                 0.09%(3)           23%(4)
10/1/09 to
 9/30/10         26.06       29.95             46,722         2.23         2.23                     0.65               35
10/1/08 to
 9/30/09         20.19      (29.17)            41,818         2.34         2.34                     2.12               48
10/1/07 to
 9/30/08         29.17      (10.63)            71,278        2.12(5)       2.20                     0.7632
12/1/06 to
 9/30/07         34.07       (6.71)(4)        100,321        2.07(3)       2.14(3)                  0.32 (3)          25(4)
12/1/05 to
 11/30/06        38.11       39.32            112,794         2.05         2.05                     0.19               24
12/1/04 to
 11/30/05        28.12       17.80             67,764         2.05         2.05                     0.97               22


                        See Notes to Financial Statements

                       VIRTUS REAL ESTATE SECURITIES FUND
                              FINANCIAL HIGHLIGHTS
           SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
                             THROUGHOUT EACH PERIOD


                    NET                     NET
                   ASSET      NET         REALIZED                 DIVIDENDS    DISTRIBUTIONS                  CHANGE
                  VALUE,    INVESTMENT      AND        TOTAL         FROM           FROM                         IN
                 BEGINNING   INCOME      UNREALIZED    FROM          NET           NET                           NET
                    OF        (LOSS)       GAIN       INVESTMENT   INVESTMENT     REALIZED          TOTAL       ASSET
                  PERIOD     (2)          (LOSS)      OPERATIONS  INCOME          GAINS        DISTRIBUTIONS    VALUE
                ---------  ----------  ---------- --------------  ---------     -------------  -------------  ---------

CLASS I
10/1/10 to
 3/31/11(8)     $  26.08      0.14             3.60        3.74       (0.18)               --          (0.18)     3.56
10/1/09 to
 9/30/10           20.19      0.38             5.90        6.28       (0.39)               --          (0.39)     5.89
10/1/08 to
 9/30/09           29.17      0.49            (8.97)      (8.48)      (0.50)               --          (0.50)    (8.98)
10/1/07 to
 9/30/08           34.08      0.62            (3.98)      (3.36)      (0.54)            (1.01)         (1.55)    (4.91)
12/29/06(6) to
 9/30/07           35.99      0.28            (1.87)      (1.59)      (0.31)            (0.01)         (0.32)    (1.91)


                                                                   RATIO
                                                                    OF
                                                                   GROSS
                                                                   EXPENSES        RATIO
                                                       RATIO         TO             OF
                                                         OF        AVERAGE          NET
                                                        NET          NET          INVESTMENT
                   NET                       NET      EXPENSES     ASSETS        INCOME
                  ASSET                     ASSETS,      TO        (BEFORE         (LOSS)
                  VALUE,                     END       AVERAGE     WAIVERS          TO
                   END         TOTAL          OF        NET         AND            AVERAGE      PORTFOLIO
                    OF       RETURN         PERIOD      ASSETS   REIMBURSEMENTS)   NET         TURNOVER
                  PERIOD       (1)         (000'S)      (7)        (7)             ASSETS         RATE
                 ---------  ----------    ---------  ---------  -----------     ---------     -----------

CLASS I
10/1/10 to
 3/31/11(8)     $    29.64    14.39%(4)  $  360,522      1.24%(3) 1.24%(3)           0.99%(3)           23%(4)
10/1/09 to
 9/30/10             26.08    31.27         306,740      1.23      1.23              1.63               35
10/1/08 to
 9/30/09             20.19   (28.45)        206,474      1.32      1.32              3.00               48
10/1/07 to
 9/30/08             29.17    (9.71)        106,159     1.12(5)    1.20              2.11               32
12/29/06(6) to
 9/30/07             34.08    (4.44)(4)      32,887     1.11(3)    1.23  (3)         1.09 (3)          25(4)


(1) Sales charges, where applicable, are not reflected in the total return calculation.

(2)  Computed using average shares outstanding.

(3)  Annualized.

(4)  Not annualized.

(5) Blended net expense ratio.

(6)  Inception date.

(7) The Fund may invest in other funds, and the annualized expense ratios do not reflect fees and expenses associated with the underlying funds.

(8)  Unaudited.


                        See Notes to Financial Statements

                       VIRTUS REAL ESTATE SECURITIES FUND
                          NOTES TO FINANCIAL STATEMENTS
                           MARCH 31, 2011 (UNAUDITED)

1.    ORGANIZATION

      Virtus Opportunities Trust (the "Trust"), is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940 ("1940 Act"), as amended, as an open-end management investment company.

      As of the date of this report, 22 funds are offered for sale, of which the Real Estate Securities Fund (the "Fund") is reported in this semiannual report. The Fund is non-diversified and has an investment objective of capital appreciation and income with approximately equal emphasis. There is no guarantee that the Fund will achieve its objective.

      The Fund offers Class A shares, Class C shares and Class I shares for sale. Class B shares are no longer available for by new or existing shareholders, except by existing shareholders through Qualifying Transactions (for information regarding Qualifying Transactions, refer to the Trust's prospectus).

      Class A shares are sold with a front-end sales charge of up to 5.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Fund when redeemed; however, a 1% contingent deferred sales charge ("CDSC") may be imposed on certain redemptions made within 18 months following purchases on which a finder's fee has been paid. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.

      Class B shares were sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held.

      Class C shares are generally sold with a 1% CDSC, if applicable, if redeemed within one year of purchase. Class I shares are sold without a front-end sales charge or CDSC.

      Effective January 1, 2011, Virtus Mutual Funds impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statements of additional information. The fees collected will be used to offset certain expenses of the Funds.

      Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service fees under a Board-approved 12b-1 and shareholder service plan and has exclusive voting rights with respect to this plan. Class I shares are not subject to a 12b-1 plan. Income and other expenses and realized and unrealized gains and losses of the Fund are borne pro rata by the holders of each class of shares.

2.    SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.

      A.    SECURITY VALUATION:

            Security Valuation procedures for the Fund have been approved by the Board of Trustees. All internally fair valued securities, referred to below, are approved by a valuation committee approved under the direction of the Board of Trustees.

                       VIRTUS REAL ESTATE SECURITIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

-     Level 1 -- quoted prices in active markets for identical securities

-     Level 2 -- prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

-     Level 3 -- prices determined using significant unobservable inputs
                 (including the valuation committee's own assumptions in determining the fair value of investments)

A description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the valuation committee, are generally categorized as Level 3 in the hierarchy.

Certain foreign securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the New York Stock Exchange ("NYSE")) that may impact the value of securities traded in these foreign markets. In such cases the Fund fair values foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, Financial Futures, Exchange Traded Funds, and certain Indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain Foreign Common Stocks may occur on a frequent basis.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over the counter (OTC) derivative contracts, which include forward currency contracts and equity linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value determined as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) each business day and are categorized as Level 1 in the hierarchy.

Short-term Notes having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market and are generally categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Fund's major categories of assets and liabilities which primarily include investments of the Fund by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs

                       VIRTUS REAL ESTATE SECURITIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

      or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B.    SECURITY TRANSACTIONS AND RELATED INCOME:

      Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

      Dividend income is recorded using management's estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

C.    INCOME TAXES:

      The Fund is treated as a separate taxable entity. It is the policy of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

      The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

      The Fund has adopted the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from the adoption of this authoritative guidance. The Fund does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months. The Fund files tax returns as prescribed by the tax laws of the jurisdictions in which they operate. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable. As of March 31, 2011, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations is from the year 2007 forward (with limited exceptions).

D.    DISTRIBUTIONS TO SHAREHOLDERS:

      Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

                       VIRTUS REAL ESTATE SECURITIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

      E.    EXPENSES:

            Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more appropriately made.

3. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS ($ REPORTED IN THOUSANDS EXCEPT AS NOTED)

      A.    ADVISER:

            Virtus Investment Advisers, Inc. ("VIA," the "Adviser"), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. ("Virtus"), is the Adviser to the Fund.

            For managing, or directing the management of, the investments of each Fund, the Adviser is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of the
            Fund: 0.75% of 1st $1 billion; 0.70% $1+ billion through $2 billion and 0.65% $2+ billion.

            The Adviser manages the Fund's investment program and general operations of the Fund, including oversight of the Fund's subadviser.

      B.    SUBADVISER:

            The subadviser manages the investments of the Fund for which it is paid a fee by the Adviser. Duff & Phelps Investment Management Co. ("Duff & Phelps") serves as the Fund's subadviser. Duff & Phelps is an indirect, wholly-owned subsidiary of Virtus.

      C.    EXPENSE RECAPTURE:

            The Adviser may recapture operating expenses waived or reimbursed under arrangements previously in effect, within three fiscal years following the end of the fiscal year in which such waiver or reimbursement occurred. The Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations at the time the fees were waived. All or a portion of the following Adviser reimbursed expenses may be recaptured by the end of the fiscal year shown below:

                                  EXPIRATION DATE
                              ------------------------
                                  2011        TOTAL
                              -----------   ----------
                                  $832         $832

      D.    DISTRIBUTOR:

            As the distributor of the Fund's shares, VP Distributors, Inc. ("VP Distributors"), an indirect wholly-owned subsidiary of Virtus, has advised the Fund that for the six months (the "period") ended March 31, 2011, it retained Class A net commissions of $29; Class B deferred sales charges of $8; and Class C deferred sales charges of $2.

            In addition, the Fund pays VP Distributors distribution and/or service fees under Board-approved 12b-1 and shareholder service plans, at the annual rate of 0.25% for Class A shares, 1.00% for Class B shares, and 1.00% for Class C shares applied to the average daily net assets of each respective class. Class I shares are not subject to a 12b-1 plan.

            Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on

                          VIRTUS REAL ESTATE SECURITIES
                 FUND NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

            the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.

      E.    ADMINISTRATION AND TRANSFER AGENT SERVICES:

            VP Distributors serves as the Administrator to the Fund. For the period ended March 31, 2011, VP Distributors received administration fees totaling $505 which are included in the Statement of Operations. A portion of these fees is paid to outside entities that also provide services to the Fund.

            VP Distributors also serves as the Trust's transfer agent. For the period ended March 31, 2011, VP Distributors received transfer agent fees totaling $1,338 which are included in the Statement of Operations. A portion of these fees is paid to outside entities that also provide services to the Fund.

      F.    AFFILIATED SHAREHOLDERS:

            At March 31, 2011, Virtus, its affiliates, Bank of Montreal (a minority investor in Virtus) and its affiliates, and the retirement plans of Virtus and its affiliates, held shares of the Fund which may be redeemed at any time that aggregated the following:

                                            AGGREGATE       NET ASSET
                                              SHARES          VALUE
                                          -------------   -------------
                  Class I shares             794,541         $23,550

4.    PURCHASES AND SALES OF SECURITIES ($ REPORTED IN THOUSANDS)

      Purchases and sales of investment securities for the Fund (excluding U.S. Government securities or agency securities and short-term securities) during the period ended March 31, 2011, were as follows:

                                        LONG-TERM
                          ---------------------------------
                              PURCHASES            SALES
                          -----------------   -------------
                               $263,426         $ 236,625

      There were no purchases or sales of long-term U.S. Government or agency securities.

5.    10% SHAREHOLDERS

      As of March 31, 2011, the Fund had individual shareholder accounts and/or omnibus shareholder accounts (comprised of a group of individual shareholders), which in each case individually amounted to more than 10% of the total shares outstanding of the Fund as detailed below. The shareholders are not affiliated with Virtus.

                                % OF             NUMBER
                               SHARES              OF
                             OUTSTANDING        ACCOUNTS
                          ------------------  -------------
                                 26%               2

6.    CREDIT RISK AND ASSET CONCENTRATIONS

      The Fund may invest a high percentage of its assets in specific sectors of the market in its pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

                          VIRTUS REAL ESTATE SECURITIES
                 FUND NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

7.    INDEMNIFICATIONS

      Under the Fund's organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these arrangements.

8.    FEDERAL INCOME TAX INFORMATION ($ REPORTED IN THOUSANDS)

      At March 31, 2011, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows:

                                                          NET UNREALIZED
            FEDERAL        UNREALIZED      UNREALIZED      APPRECIATION
           TAX COST       APPRECIATION   (DEPRECIATION)   (DEPRECIATION)
          -------------  --------------  --------------  ----------------
            $730,411        $407,547        $(42,225)        $365,322

      The Fund has capital loss carryovers which may be used to offset future capital gains as follows:

                    2017             2018            TOTAL
                 -------------  --------------  --------------
                  $ 34,344        $ 107,534        $ 141,878

      The Fund may not realize the benefit of these losses to the extent the Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.

9.    RECENT ACCOUNTING PRONOUNCEMENT

      In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2010-06, "Improving Disclosures about Fair Value Measurements." ASU No. 2010-06 will require reporting entities to make new disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2010. At this time, management is evaluating the implications of ASU No. 2010-06 and its impact on the financial statements has not been determined.

10.   SUBSEQUENT EVENT EVALUATIONS

      Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available for issuance, and has determined that the following subsequent event requires recognition or disclosure in the financial statements.

      Effective April 18, 2011, BNY Mellon Investment Servicing (US), Inc. became sub-transfer agent for the Virtus Mutual Funds, replacing the prior sub-transfer agent.

              CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS
                            BY THE BOARD OF TRUSTEES
                                   (UNAUDITED)

      The Board of Trustees of the Trust, along with the Boards of Trustees of the other trusts in the Virtus Mutual Funds family of funds (collectively, the "Board"), is responsible for determining whether to approve the establishment and continuation of each investment advisory and sub-advisory agreement (each, an "Agreement") applicable to the Virtus Mutual Funds (collectively, the "Funds"). At meetings held on November 17-18, 2010, the Board, including a majority of the Trustees who are not interested persons as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, considered and approved the continuation of each Agreement, as further discussed below. In approving each Agreement, the Board determined that the continued retention of the applicable adviser or subadviser was in the best interests of the Funds and their shareholders. The Trustees considered each Fund separately, though they also collectively took into account those interests that all the Funds had in common.

      In reaching their decisions, the Board considered information furnished throughout the year at regular Board meetings as well as information prepared specifically in connection with the annual review process. During the review process, the Board received assistance and advice from, and met separately with, independent legal counsel. The Board's determination contemplated a number of factors that the Trustees believed, in light of the legal advice furnished to them as well as their own business judgment, to be relevant. Some of the factors that the Board considered are described below, although the Trustees did not identify any particular information or factor as controlling but instead considered the Agreements in the totality of the circumstances. Each individual Trustee may have evaluated the information presented differently, giving different weights to different factors.

      NATURE, EXTENT AND QUALITY OF SERVICES

      The majority of the Funds(1) are managed using a "manager of managers" structure that generally involves the use of one or more subadvisers to manage some or all of a Fund's portfolio. Under this structure, Virtus Investment Advisers, Inc. ("VIA") is responsible for evaluating and selecting subadvisers on an ongoing basis and for making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Agreement with VIA, therefore, the Trustees considered VIA's process for supervising and managing the Funds' subadvisers, including (a) VIA's ability to select and monitor the subadvisers; (b) VIA's ability to provide the services necessary to monitor the subadvisers' compliance with the Funds' respective investment objectives, policies and restrictions as well as provide other oversight activities; and (c) VIA's ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (d) the experience, capability and integrity of VIA's management and other personnel; (e) the financial position of VIA; (f) the quality of VIA's own regulatory and legal compliance policies, procedures and systems; (g) the nature, extent and quality of administrative and other services provided by VIA to the Funds; and (h) VIA's supervision of the Funds' other service providers. Finally, the Board also noted the extent of benefits that are provided to Fund shareholders as a result of being part of the family of Virtus Mutual Funds, including the right to exchange investments between Funds within the same class without a sales charge, the ability to reinvest Fund dividends into other Funds and the right to combine holdings in other Funds to obtain a reduced sales charge.

1 During the period being reported, the only Funds that did not employ a manager of managers structure were Virtus Growth & Income Fund, which is a series of Virtus Equity Trust; and Virtus Alternatives Diversifier Fund and Virtus CA Tax-Exempt Bond Fund, each of which is a series of Virtus Opportunities Trust. VIA acted as the adviser for these Funds without employing a subadviser, and the Board considered the VIA Agreement with respect to these Funds in that context.

              CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS
                      BY THE BOARD OF TRUSTEES (CONTINUED)
                                  (UNAUDITED)

      With respect to the sub-advisory Agreements, the Board noted that each full-service subadviser(2) provided portfolio management, compliance with the respective Fund's investment policies and procedures, compliance with applicable securities laws and assurances thereof. In considering the renewal of the sub-advisory Agreements, therefore, the Board considered each subadviser's investment management process, including (a) the experience, capability and integrity of the subadviser's management and other personnel committed by the subadviser to its respective Fund(s); (b) the financial position of the subadviser; (c) the quality and commitment of the subadviser's regulatory and legal compliance policies, procedures and systems; and (d) the subadviser's brokerage and trading practices.

      After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and each subadviser were reasonable and beneficial to the Funds and their shareholders.

      INVESTMENT PERFORMANCE

      The Board placed significant emphasis on its consideration of the investment performance of the Funds, in view of its importance to shareholders, and evaluated Fund performance in the context of the special considerations that a manager-of-managers structure requires. The Board also considered that VIA continued to be proactive in seeking to replace and/or add subadvisers as necessary, with a view toward improving Fund performance over the long term.

      While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing such performance was given to a report (the "Lipper Report") for the Funds prepared by Lipper Inc. ("Lipper") and furnished specifically for the contract renewal process. (Lipper is an independent provider of investment company data retained by the Funds for this purpose.) The Lipper Report presented each Fund's short-term and long-term performance relative to a peer group of other mutual funds and relevant benchmarks, as selected by Lipper. The Board considered the composition of each peer group, selection criteria and the appropriateness of the benchmark used for each Fund. The Board also assessed each Fund's performance in the context of its review of the fees and expenses of each Fund as well as VIA's profitability.

      The Board noted that while many of the Funds had generally performed in line with their respective benchmarks and peer groups during the periods measured, some of the Funds had underperformed in comparison with their respective benchmarks and/or peer groups. Where significant, the Board extensively considered the performance of the underperforming Funds and the reasons for the performance issues. The Board discussed the possible reasons for the underperformance with VIA, and spoke with representatives from VIA regarding plans to monitor and address performance issues during the coming year.

      The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Funds' overall investment performance was reasonable, and concluded that VIA's and each subadviser's performance record and process in managing the Funds merited approval of the continuation of the Agreements. However, the Board noted that certain Funds' performance would continue to be closely monitored and it expected that if performance over a longer period of time did not improve, the adviser would recommend that the subadviser be replaced in a timely manner.

2 F-Squared Investments, Inc. is the subadviser to Virtus AlphaSectorSM Rotation Fund but provides limited services in this role. The Board considered both the VIA Agreement and the applicable sub-advisory Agreement in this context. (F-Squared Institutional Advisors, LLC provides limited services as the subadviser to Virtus Premium AlphaSectorSM Fund, Virtus Allocator Premium AlphaSectorSM Fund and Virtus Global Premium AlphaSectorSM Fund, but because those Funds are new, the Board did not consider their Agreements at the same time as the other Agreements.)

             CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS
                      BY THE BOARD OF TRUSTEES (CONTINUED)
                                  (UNAUDITED)

      PROFITABILITY

      The Board also considered the level of profits realized by VIA and its affiliates in connection with the operation of the Funds. In this regard, the Board reviewed the analysis presented regarding the overall profitability of VIA for its management of the Virtus Mutual Funds, as well as its profits and those of its affiliates for managing and providing other services to each Fund. In addition to the fees paid to VIA and its affiliates, the Trustees considered any other benefits derived by VIA or its affiliates from their relationship with the Funds. Specific attention was paid to the methodology used to allocate costs to each Fund, in recognition of the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this regard, the Board noted that the allocations appeared reasonable, and concluded that the profitability to VIA from each Fund was reasonable in light of the quality of all services rendered to the Funds by VIA and its affiliates.

      The Board did not separately review profitability information for each subadviser, noting that the sub-advisory fees are paid by VIA rather than the Funds, so that Fund shareholders are not directly impacted by those fees.

      MANAGEMENT FEES AND TOTAL EXPENSES

      In evaluating the management fees and total expenses of each Fund, the Board reviewed information provided by VIA and comparisons to other funds in each Fund's peer group as presented in the Lipper Report. The Board noted that certain Funds had higher gross expenses when expressed as a percentage of net assets than those of such Funds' larger peers, which the Trustees considered in the context of these Funds' expectations for future growth. With respect to Virtus Alternatives Diversifier Fund, the Board also noted that as part of the contract renewal process VIA had agreed to eliminate its management fee. The Board also noted that several of the Funds had fee waivers and/or expense caps in place to limit the total expenses incurred by the Funds and their shareholders, and in connection with the contract renewal process VIA had agreed to institute such an arrangement with respect to Virtus High Yield Fund. Based upon the information presented by VIA and Lipper, the Trustees then determined, in the exercise of their business judgment, that the management fees charged by VIA and the total expenses of the Funds were reasonable, both on an absolute basis and in comparison with the fees and expenses of other funds in each Fund's peer group and the industry at large.

      The Board did not receive comparative fee information relating specifically to sub-advisory fees, in light of the fact that the sub-advisory fees are paid by VIA and not by the Funds, so that Fund shareholders are not directly impacted by those fees.

      ECONOMIES OF SCALE

      The Board noted that the management fees for several of the Funds included breakpoints based on assets under management, and that fee waivers and/or expense caps were also in place for several of the Funds. The Board determined that VIA and the Funds likely would achieve certain economies of scale, particularly in relationship to certain fixed costs, and that shareholders of the Funds would have an opportunity to benefit from these economies of scale.

      In considering the sub-advisory Agreements, the Board also considered the existence of any economies of scale and whether they would be passed along to the Funds' shareholders, but noted that any such economies would likely be generated at the Fund level rather than at the subadviser level.

VIRTUS OPPORTUNITIES TRUST
101 Munson Street
Greenfield, MA 01301-9668

TRUSTEES                                      INVESTMENT ADVISER
George R. Aylward                             Virtus Investment Advisers, Inc.
Leroy Keith, Jr.                              100 Pearl Street
Philip R. McLoughlin, Chairman                Hartford, CT 06103-4506
Geraldine M. McNamara
James M. Oates                                PRINCIPAL UNDERWRITER
Richard E. Segerson                           VP Distributors, Inc.
Ferdinand L.J. Verdonck                       100 Pearl Street
                                              Hartford, CT 06103-4506
OFFICERS
George R. Aylward, President                  TRANSFER AGENT
Francis G. Waltman, Senior Vice President     VP Distributors, Inc.
Nancy J. Engberg, Vice President and          100 Pearl Street
   Chief Compliance Officer                   Hartford, CT 06103-4506
W. Patrick Bradley, Chief Financial Officer
   and Treasurer                              CUSTODIAN
Kevin J. Carr, Vice President, Chief Legal    PFPC Trust Company
   Officer, Counsel and Secretary             (A Bank of New York Mellon Company)
                                              8800 Tinicum Boulevard
                                              Philadelphia, PA 19153-3111

                                              HOW TO CONTACT US
                                              Mutual Fund Services                 1-800-243-1574
                                              Adviser Consulting Group             1-800-243-4361
                                              Telephone Orders                     1-800-367-5877
                                              Text Telephone                       1-800-243-1926
                                              Web site                                 VIRTUS.COM


IMPORTANT NOTICE TO SHAREHOLDERS

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

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

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

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
                                                                      PRSRT STD
                                                                    U.S. POSTAGE
                                                                        PAID
                                                                      LANCASTER
                                                                         PA
                                                                     PERMIT1793

                           [VIRTUS MUTUAL FUNDS LOGO]

                                 P.O. Box 9874
                            Providence RI 02940-8074

For more information about
Virtus mutual funds, please call
your financial  representative,
contact us at 1-800-243-2574
or VIRTUS.COM

                                 (VIRTUS LOGO)                       Semiannual
                                                                          Report

                  Virtus Allocator Premium AlphaSector(SM) Fund
                       Virtus AlphaSector(SM) Rotation Fund
                   Virtus Global Premium AlphaSector(SM) Fund
                       Virtus Premium AlphaSector(SM) Fund
                      Virtus Alternatives Diversifier Fund

TRUST NAME:                      March 31, 2011              (SINGN UP LOGO)
VIRTUS
OPPORTUNITIES
TRUST

NO BANK GUARANTEE                NOT FDIC INSURED            MAY LOSE VALUE

                               TABLE OF CONTENTS

Message to Shareholders...................................................................1
Disclosure of Fund Expenses...............................................................2
Key Investment Terms......................................................................5
Portfolio Holdings Summary Weightings.....................................................6

                                                                                  SCHEDULE
                                                                                     OF
FUND                                                                            INVESTMENTS
  Virtus Allocator Premium AlphaSector(SM) Fund
    ("Allocator Premium AlphaSector(SM) Fund")............................................7
  Virtus AlphaSector(SM) Rotation Fund
    ("AlphaSector(SM) Rotation Fund").....................................................8
  Virtus Global Premium AlphaSector(SM) Fund
    ("Global Premium AlphaSector(SM) Fund")...............................................9
  Virtus Premium AlphaSector(SM) Fund
    ("Premium AlphaSector(SM) Fund").....................................................10
  Virtus Alternatives Diversifier Fund
    ("Alternatives Diversifier Fund")....................................................11
Statement of Assets and Liabilities......................................................12
Statement of Operations..................................................................14
Statement of Changes in Net Assets.......................................................16
Financial Highlights.....................................................................20
Notes to Financial Statements............................................................24
Consideration of Advisory and Subadvisory Agreements by the Board of Trustees............37

--------------------------------------------------------------------------------

PROXY VOTING PROCEDURES AND VOTING RECORD (FORM N-PX)
The adviser and subadvisers vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

FORM N-Q INFORMATION
The Trust files a complete schedule of portfolio holdings for each Fund with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

--------------------------------------------------------------------------------

This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund's record and other pertinent information.

                            MESSAGE TO SHAREHOLDERS

Dear Fellow Shareholders of Virtus Mutual Funds:

The last six months - especially the first quarter of this year - provided a textbook lesson in the unpredictable nature of capital markets and the importance of maintaining a disciplined investment approach. Investors were reminded that it is impossible to predict the events that might influence market performance or how the market will react to such events.

The markets faced a number of unusual challenges around the world, including Japan's recent earthquake and social unrest in the critical oil regions of North Africa and the Middle East. At the same time, the equities markets benefited from the stabilizing effects of the second round of quantitative easing, the Federal Reserve's (the "Fed's") gradual purchase of $600 billion in U.S. Treasuries initiated last November. Confidence replaced concern, and investors started moving out of "safe haven" fixed income securities into equities.

Investors who stayed the course were rewarded for their perseverance. The S&P 500(R) Index, a broad measure of U.S. stock market performance, gained 17.3% for the six months ended March 31, 2011, and 5.92% in the first quarter alone - its best opening quarter since 1998. Fixed income markets generated more modest returns as interest rates inched higher. The Barclays Capital U.S. Aggregate Bond Index, which measures the performance of the taxable bond market, had performance of (0.88)% for the six months ended March 31, 2011, and a gain of 0.42% in the first quarter of 2011.

It is clear the U.S. economic recovery is gathering speed. We are seeing signs of improvement in manufacturing, the labor market and consumer spending. GDP is growing and corporate earnings are on the rise. Certainly, this news is positive but challenges remain: higher oil prices, a depressed housing market, and some concern that interest rates may start to increase after the Fed's Treasury purchases end in June.

At times of uncertainty, diversification takes on greater importance. While diversification cannot guarantee a profit or prevent loss, owning a variety of asset classes can help cushion your portfolio against market volatility. Your financial adviser can help you ensure your portfolio is adequately diversified. You may also want to visit our website, www.virtus.com, to learn about the full range of Virtus Mutual Funds, including some new investment strategies that may be used to diversify a core portfolio.

As always, thank you for investing with Virtus. Our investment team is committed to your financial success.

Sincerely,

-S- George R. Aylward
George R. Aylward
President, Virtus Mutual Funds

MAY 2011

WHENEVER YOU HAVE QUESTIONS ABOUT YOUR ACCOUNT, OR REQUIRE ADDITIONAL INFORMATION, PLEASE VISIT US ON THE WEB AT WWW.VIRTUS.COM OR CALL OUR SHAREOWNER SERVICE GROUP TOLL-FREE AT 1-800-243-1574.

PERFORMANCE DATA QUOTED REPRESENTS PAST RESULTS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN PERFORMANCE SHOWN ABOVE.

                           VIRTUS OPPORTUNITIES TRUST
                          DISCLOSURE OF FUND EXPENSES
   FOR THE SIX-MONTH PERIOD OF OCTOBER 1, 2010 TO MARCH 31, 2011 (UNAUDITED)

     We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Virtus Opportunities Trust Fund (each, a "Fund") you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. Class I shares are sold without sales charges. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The following Expense Table illustrates your Fund's costs in two ways.

ACTUAL EXPENSES

     The first section of the accompanying table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The second section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second section of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

                           VIRTUS OPPORTUNITIES TRUST
                    DISCLOSURE OF FUND EXPENSES (CONTINUED)
   FOR THE SIX-MONTH PERIOD OF OCTOBER 1, 2010 TO MARCH 31, 2011 (UNAUDITED)

EXPENSE TABLE
---------------------------------------------------------------------------------------------------------------------------
                                                                 Beginning      Ending                            Expenses
                                                                  Account       Account         Annualized          Paid
                                                                   Value         Value           Expense           During
                                                              October 1, 2010  March 31, 2011     Ratio           Period*
---------------------------------------------------------------------------------------------------------------------------
ALLOCATOR PREMIUM ALPHASECTOR(SM) FUND
---------------------------------------------------------------------------------------------------------------------------
ACTUAL
Class A                                                            $1,000.00     $1,032.00        1.75%             $ 8.87
Class C                                                             1,000.00      1,032.00        2.50               12.67
Class I                                                             1,000.00      1,032.00        1.50                7.60
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A                                                             1,000.00      1,016.09        1.75                8.84
Class C                                                             1,000.00      1,012.31        2.50               12.62
Class I                                                             1,000.00      1,017.36        1.50                7.57
HYPOTHETICAL (5% RETURN BEFORE EXPENSES SINCE INCEPTION)+
Class A                                                             1,000.00      1,001.33        1.75                0.72
Class C                                                             1,000.00      1,001.03        2.50                1.03
Class I                                                             1,000.00      1,001.44        1.50                0.62
---------------------------------------------------------------------------------------------------------------------------
ALPHASECTOR(SM) ROTATION FUND
---------------------------------------------------------------------------------------------------------------------------
ACTUAL
Class A                                                            $1,000.00     $1,159.80        1.05%             $ 5.65
Class C                                                             1,000.00      1,155.30        1.80                9.67
Class I                                                             1,000.00      1,161.30        0.80                4.31
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A                                                             1,000.00      1,019.63        1.05                5.30
Class C                                                             1,000.00      1,015.85        1.80                9.09
Class I                                                             1,000.00      1,020.89        0.80                4.04
---------------------------------------------------------------------------------------------------------------------------
GLOBAL PREMIUM ALPHASECTOR(SM) FUND
---------------------------------------------------------------------------------------------------------------------------
ACTUAL
Class A                                                            $1,000.00     $1,050.00        1.75%             $ 8.94
Class C                                                             1,000.00      1,050.00        2.50               12.78
Class I                                                             1,000.00      1,051.00        1.50                7.67
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A                                                             1,000.00      1,016.10        1.75                8.83
Class C                                                             1,000.00      1,012.31        2.50               12.62
Class I                                                             1,000.00      1,017.36        1.50                7.57
HYPOTHETICAL (5% RETURN BEFORE EXPENSES SINCE INCEPTION)+
Class A                                                             1,000.00      1,001.33        1.75                0.72
Class C                                                             1,000.00      1,001.03        2.50                1.03
Class I                                                             1,000.00      1,001.44        1.50                0.62
---------------------------------------------------------------------------------------------------------------------------

                           VIRTUS OPPORTUNITIES TRUST
                    DISCLOSURE OF FUND EXPENSES (CONTINUED)
   FOR THE SIX-MONTH PERIOD OF OCTOBER 1, 2010 TO MARCH 31, 2011 (UNAUDITED)

EXPENSE TABLE
-----------------------------------------------------------------------------------------------------------------
                                                    Beginning           Ending                           Expenses
                                                     Account            Account       Annualized          Paid
                                                      Value              Value         Expense           During
                                                October 1, 2010      March 31, 2011      Ratio           Period*
-----------------------------------------------------------------------------------------------------------------
PREMIUM ALPHASECTOR(SM) FUND
-----------------------------------------------------------------------------------------------------------------
ACTUAL
Class A                                              $1,000.00         $1,159.50        1.67%            $ 8.99
Class C                                               1,000.00          1,154.50        2.42              13.00
Class I                                               1,000.00          1,160.90        1.42               7.65
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A                                               1,000.00          1,016.50        1.67               8.43
Class C                                               1,000.00          1,012.71        2.42              12.22
Class I                                               1,000.00          1,017.76        1.42               7.17
-----------------------------------------------------------------------------------------------------------------
ALTERNATIVES DIVERSIFIER FUND
-----------------------------------------------------------------------------------------------------------------
ACTUAL
Class A                                              $1,000.00         $1,117.30        0.45%            $ 2.38
Class C                                               1,000.00          1,113.20        1.20               6.32
Class I                                               1,000.00          1,118.70        0.20               1.06
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A                                               1,000.00          1,022.66        0.45               2.27
Class C                                               1,000.00          1,018.87        1.20               6.06
Class I                                               1,000.00          1,023.92        0.20               1.01
-----------------------------------------------------------------------------------------------------------------

----------

+ Inception date is March 15, 2011. Expenses are equal to the Fund's annualized expense ratio, which includes waived fees and reimbursed fees, if applicable, multiplied by the average account value over the period, multiplied by the number of days (15) expenses were accrued, then divided by 365 days to reflect the period since inception.

* Expenses are equal to the relevant Funds' annualized expense ratio, which includes waived fees, reimbursed expenses, dividends and interest on short sales, if applicable, multiplied by the average account value over the period, multiplied by the number of days (182) expenses were accrued in the most recent fiscal half-year, then divided by 365 days to reflect the one-half year period.

     For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher.

     You can find more information about the Funds' expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the prospectus.

                              KEY INVESTMENT TERMS

EXCHANGE-TRADED FUNDS (ETF)

Portfolios of stocks or bonds that track a specific market index.

FUND OF FUNDS

A mutual fund that invests in the shares of other open-end mutual funds according to an established asset allocation model, resulting in a diversified portfolio of asset classes and investment strategies appropriate for pursuit of the overall investment objective.

ISHARES

Represents shares of an open-end Exchange-Traded Fund.

QUANTITATIVE EASING
A government monetary policy occasionally used to increase the money supply by buying government securities or other securities from the market. Quantitative easing increases the money supply by flooding financial institutions with capital in an effort to promote increased lending and liquidity.

                           VIRTUS OPPORTUNITIES TRUST
                     PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS
                            MARCH 31, 2011 (UNAUDITED)

For each Fund, the following tables present portfolio holdings within certain sectors or countries and as a percentage of total investments attributable to each sector.

---------------------------------------------------------------------
                      ALLOCATOR PREMIUM ALPHASECTOR(SM) FUND
                      --------------------------------------

Exchange-Traded Funds                                              98%
Other (includes short-term investments)                             2
                                                                -----
Total                                                             100%
                                                                =====

---------------------------------------------------------------------

---------------------------------------------------------------------
                          ALPHASECTOR(SM) ROTATION FUND
                          -----------------------------

Exchange-Traded Funds                                              77%
Other (includes short-term investments and
securities lending collateral)                                     23
                                                                -----
Total                                                             100%
                                                                =====

---------------------------------------------------------------------

---------------------------------------------------------------------
                       GLOBAL PREMIUM ALPHASECTOR(SM) FUND

Exchange-Traded Funds                                              95%
Other (includes short-term investments)                             5
                                                                -----
Total                                                             100%
                                                                =====

---------------------------------------------------------------------

---------------------------------------------------------------------
                           PREMIUM ALPHASECTOR(SM) FUND
                           ----------------------------

Exchange-Traded Funds                                              83%
Other (includes short-term investments and
securities lending collateral)                                     17
                                                                -----
Total                                                             100%
                                                                =====

---------------------------------------------------------------------

---------------------------------------------------------------------
                         ALTERNATIVES DIVERSIFIER FUND
                         -----------------------------

Equity Mutual Funds                                                53%
Exchange-Traded Funds                                              38
Fixed Income Mutual Funds                                           9
                                                                -----
Total                                                             100%
                                                                =====

---------------------------------------------------------------------

                  VIRTUS ALLOCATOR PREMIUM ALPHASECTOR(SM) FUND
                            SCHEDULE OF INVESTMENTS
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

                                          SHARES      VALUE
                                         --------    --------
EXCHANGE-TRADED FUNDS-93.8%
Consumer Discretionary
  Select Sector SPDR Fund                1,780       $     69
Consumer Staples Select
  Sector SPDR Fund                       2,300             69
Energy Select Sector
  SPDR Fund                                865             69
Financial Select Sector
  SPDR Fund                              4,120             68
Health Care Select Sector
  SPDR Fund                              2,080             69
Industrial Select Sector
  SPDR Fund                              1,810             68
iShares Barclays MBS
  Bond Fund                              1,165            123
iShares Dow Jones US Real
  Estate Index Fund                      1,450             86
iShares iBoxx $High Yield
  Corporate Bond Fund                    1,310            120
iShares Lehman 7-10 Year
  Treasury Bond Fund                     1,325            123
iShares MSCI EAFE(R)
  Index Fund                             3,545            213
iShares MSCI Emerging
  Markets Index Fund                     4,325            211
iShares S&P National
  Municipal Bond Fund                    1,205            120
Materials Select Sector
  SPDR Fund                              1,660             66
SPDR S&P 500 ETF
  Trust Series 1                           630             84
Technology Select Sector
  SPDR Fund                              2,530             66
Utilities Select Sector
  SPDR Fund                              2,200             70
-------------------------------------------------------------
TOTAL EXCHANGE-TRADED FUNDS
(IDENTIFIED COST $1,657)                                1,694
-------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS-93.8%
(IDENTIFIED COST $1,657)                                1,694
-------------------------------------------------------------
SHORT-TERM INVESTMENTS-2.3%
MONEY MARKET MUTUAL FUNDS-2.3%
Dreyfus Cash Management
  Fund - Institutional Shares
  (seven-day effective yield 0.110%)    40,535             41
-------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $41)                                      41
-------------------------------------------------------------
TOTAL INVESTMENTS-96.1%
(IDENTIFIED COST $1,698)                                1,735(1)
Other assets and liabilities, net-3.9%                     71
                                                    ---------
NET ASSETS-100.0%                                   $   1,806
                                                    =========

---------
ABBREVIATIONS:

ETF   Exchange-Traded Fund

SPDR  S&P Depositary Receipt

FOOTNOTE LEGEND:

(1)  Federal Income Tax Information: For tax information at March 31, 2011, see
     Note 11, Federal Income Tax Information in the Notes to Financial
     Statements.

The following table provides a summary of inputs used to value the Fund's investments as of March 31, 2011 (see Security Valuation Note 2A in the Notes to Financial Statements).

                                                    Total Value                 Level 1 -
                                                        at                       Quoted
                                                   March 31,2011                 Prices
                                                   -------------                ---------
INVESTMENTS IN SECURITIES:
Equity Securities:
  Exchange-Traded Funds                            $       1,694                $   1,694
  Short-Term Investments                                      41                       41
                                                   -------------                ---------
Total Investments                                  $       1,735                $   1,735
                                                   =============                =========

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

        For information regarding the Key Investment Terms, see page 5.

                       See Notes to Financial Statements

                       VIRTUS ALPHASECTOR(SM) ROTATION FUND
                            SCHEDULE OF INVESTMENTS
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

                                             SHARES             VALUE
                                            ---------          --------
EXCHANGE-TRADED FUNDS-99.8%
Consumer Discretionary
  Select Sector
  SPDR Fund(2)                              1,399,960          $ 54,613
Consumer Staples Select
  Sector SPDR Fund(2)                       1,811,950            54,250
Energy Select Sector
  SPDR Fund(2)                                697,880            55,698
Financial Select Sector
  SPDR Fund(2)                              3,232,750            53,049
Health Care Select Sector
  SPDR Fund(2)                              1,646,670            54,554
Industrial Select Sector
  SPDR Fund(2)                              1,463,170            55,132
Materials Select Sector
  SPDR Fund(2)                              1,394,900            55,838
Technology Select Sector
  SPDR Fund(2)                              2,112,560            55,074
Utilities Select Sector
  SPDR Fund(2)                              1,704,520            54,374
-----------------------------------------------------------------------
TOTAL EXCHANGE-TRADED FUNDS
(IDENTIFIED COST $418,543)                                      492,582
-----------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS-99.8%
(IDENTIFIED COST $418,543)                                      492,582
-----------------------------------------------------------------------
SHORT-TERM INVESTMENTS-0.4%
MONEY MARKET MUTUAL FUNDS-0.4%
BlackRock Liquidity Funds
  TempFund Portfolio -
  Institutional Shares
  (seven-day effective
  yield 0.150%)                             1,972,646             1,973
-----------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,973)                                          1,973
-----------------------------------------------------------------------
SECURITIES LENDING COLLATERAL-29.8%
BlackRock Institutional
  Money Market Trust
  (seven-day effective
  yield 0.252%)(3)                          9,903,216            9,903
BlackRock Liquidity Funds
  TempCash Portfolio -
  Institutional Shares
  (seven-day effective
  yield 0.160%)(3)                        136,995,653           136,996
-----------------------------------------------------------------------
TOTAL SECURITIES LENDING COLLATERAL
(IDENTIFIED COST $146,899)                                      146,899
-----------------------------------------------------------------------
TOTAL INVESTMENTS-130.0%
(IDENTIFIED COST $567,415)                                     641,454(1)
Other assets and liabilities,
net-(30.0)%                                                    (147,941)
                                                             ----------
NET ASSETS-100.0%                                              $493,513
                                                             ==========

----------
ABBREVIATION:
SPDR   S&P Depositary Receipt

FOOTNOTE LEGEND:

(1)  Federal Income Tax Information: For tax information at March 31, 2011, see
     Note 11, Federal Income Tax Information in the Notes to Financial
     Statements.

(2)  All or a portion of security is on loan.

(3) Represents security purchased with cash collateral received for securities on loan.

The following table provides a summary of inputs used to value the Fund's investments as of March 31, 2011 (see Security Valuation Note 2A in the Notes to Financial Statements).

                                          Total Value            Level 1 -         Level 2 -
                                              at                 Quoted           Significant
                                         March 31, 2011          Prices         Observable Inputs
                                         --------------        -----------      ------------------
INVESTMENTS IN SECURITIES:
Equity Securities:
  Exchange-Traded Funds                  $      492,582        $   492,582      $               --
  Securities Lending Collateral                 146,899            136,996                   9,903
  Short-Term Investments                          1,973              1,973                      --
                                         --------------        -----------      ------------------
Total Investments                        $      641,454        $   631,551      $            9,903
                                         ==============        ===========      ==================

There are no Level 3 (significant unobservable inputs) priced securities.

        For information regarding the Key Investment Terms, see page 5.

                       See Notes to Financial Statements

                    VIRTUS GLOBAL PREMIUM ALPHASECTOR(SM) FUND
                            SCHEDULE OF INVESTMENTS
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

                                               SHARES             VALUE
                                              -------          ----------
EXCHANGE-TRADED FUNDS-93.2%
Consumer Discretionary
  Select Sector SPDR Fund                       1,620          $       63
Consumer Staples Select
  Sector SPDR Fund                              2,100                  63
Energy Select Sector
  SPDR Fund                                       810                  65
Financial Select Sector
  SPDR Fund                                     3,720                  61
Health Care Select Sector
  SPDR Fund                                     1,900                  63
Industrial Select Sector
  SPDR Fund                                     1,680                  63
iShares MSCI EAFE(R)
  Index Fund                                    3,490                 210
iShares MSCI Emerging
  Markets Index Fund                            4,740                 231
Materials Select Sector
  SPDR Fund                                     1,550                  62
Technology Select Sector
  SPDR Fund                                     2,310                  60
Utilities Select Sector
  SPDR Fund                                     1,950                  62
-------------------------------------------------------------------------
TOTAL EXCHANGE-TRADED FUNDS
(IDENTIFIED COST $955)                                              1,003
-------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS-93.2%
(IDENTIFIED COST $955)                                              1,003
-------------------------------------------------------------------------
SHORT-TERM INVESTMENTS-4.5%
MONEY MARKET MUTUAL FUNDS-4.5%
Dreyfus Cash Management
  Fund - Institutional Shares
  (seven-day effective
  yield 0.110%)                                48,196                  48
-------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $48)                                                  48
-------------------------------------------------------------------------
TOTAL INVESTMENTS-97.7%
(IDENTIFIED COST $1,003)                                            1,051(1)
Other assets and liabilities, net-2.3%                                 25
                                                               ----------
NET ASSETS-100.0%                                              $    1,076
                                                               ==========

----------
ABBREVIATION:
SPDR   S&P Depositary Receipt

FOOTNOTE LEGEND:
(1)  Federal Income Tax Information: For tax information at March 31, 2011, see
     Note 11, Federal Income Tax Information in the Notes to Financial
     Statements.

The following table provides a summary of inputs used to value the Fund's investments as of March 31, 2011 (see Security Valuation Note 2A in the Notes to Financial Statements).

                                       Total Value            Level 1 -
                                           at                  Quoted
                                      March 31, 2011           Prices
                                     ----------------       ------------
INVESTMENTS IN SECURITIES:
Equity Securities:
  Exchange-Traded Funds              $          1,003        $     1,003
  Short-Term Investments                           48                 48
                                     ----------------        -----------
Total Investments                    $          1,051        $     1,051
                                     =================       ===========

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

        For information regarding the Key Investment Terms, see page 5.

                       See Notes to Financial Statements

                       VIRTUS PREMIUM ALPHASECTOR(SM) FUND
                            SCHEDULE OF INVESTMENTS
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

                                               SHARES             VALUE
                                              ---------        ----------
EXCHANGE-TRADED FUNDS-98.8%
Consumer Discretionary
  Select Sector
  SPDR Fund(2)                                3,139,000        $  122,452
Consumer Staples Select
  Sector SPDR Fund(2)                         4,106,600           122,952
Energy Select Sector
  SPDR Fund(2)                                1,611,600           128,622
Financial Select Sector
  SPDR Fund(2)                                7,259,400           119,127
Health Care Select Sector
  SPDR Fund(2)                                3,728,300           123,518
Industrial Select Sector
  SPDR Fund(2)                                3,277,400           123,492
Materials Select Sector
  SPDR Fund(2)                                3,067,700           122,800
Technology Select Sector
  SPDR Fund                                   4,558,700           118,845
Utilities Select Sector
  SPDR Fund(2)                                3,798,300           121,166
-------------------------------------------------------------------------
TOTAL EXCHANGE-TRADED FUNDS
(IDENTIFIED COST $1,040,257)                                    1,102,974
-------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS-98.8%
(IDENTIFIED COST $1,040,257)                                    1,102,974
-------------------------------------------------------------------------
SHORT-TERM INVESTMENTS-0.7%
MONEY MARKET MUTUAL FUNDS-0.7%
BlackRock Liquidity Funds
  TempFund Portfolio -
  Institutional Shares
  (seven-day effective
  yield 0.150%)                               8,368,313             8,368
-------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $8,368)                                            8,368
-------------------------------------------------------------------------
SECURITIES LENDING COLLATERAL-19.5%
BlackRock Institutional
  Money Market Trust
  (seven-day effective
  yield 0.252%)(3)                           14,729,989         $  14,730
BlackRock Liquidity Funds
  TempCash Portfolio -
  Institutional Shares
  (seven-day effective
  yield 0.160%)(3)                          203,766,572           203,767
-------------------------------------------------------------------------
TOTAL SECURITIES LENDING COLLATERAL
(IDENTIFIED COST $218,497)                                        218,497
-------------------------------------------------------------------------
TOTAL INVESTMENTS-119.0%
(IDENTIFIED COST $1,267,122)                                 1,329,839(1)
Other assets and liabilities,
net-(19.0)%                                                     (212,197)
                                                             ------------
NET ASSETS-100.0%                                            $  1,117,642
                                                             ============

----------
ABBREVIATION:
SPDR  S&P Depositary Receipt

FOOTNOTE LEGEND:
(1) Federal Income Tax Information: For tax information at March 31, 2011, see Note 11, Federal Income Tax Information in the Notes to Financial Statements.

(2)  All or a portion of security is on loan.

(3) Represents security purchased with cash collateral received for securities on loan.

The following table provides a summary of inputs used to value the Fund's investments as of March 31, 2011 (see Security Valuation Note 2A in the Notes to Financial Statements).


                                          Total Value          Level 1 -          Level 2 -
                                               at              Quoted            Significant
                                         March 31, 2011        Prices         Observable Inputs
                                         -------------      -------------       ---------------
INVESTMENTS IN SECURITIES:
Equity Securities:
  Exchange-Traded Funds                  $   1,102,974      $   1,102,974       $       --
  Securities Lending Collateral                218,497            203,767           14,730
  Short-Term Investments                         8,368              8,368               --
                                         -------------      -------------       ----------
Total Investments                        $   1,329,839      $   1,315,109       $   14,730
                                         =============      =============       ==========

There are no Level 3 (significant unobservable inputs) priced securities.

        For information regarding the Key Investment Terms, see page 5.

                       See Notes to Financial Statements

                      VIRTUS ALTERNATIVES DIVERSIFIER FUND
                            SCHEDULE OF INVESTMENTS
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

                                                  SHARES              VALUE
                                                 ---------           --------
MUTUAL FUNDS(3)-62.3%
EQUITY FUNDS-53.0%
Virtus Global Infrastructure
 Fund Class I                                    2,921,200           $ 34,675
Virtus International Real
 Estate Securities Fund
 Class I                                         3,667,954             22,851
Virtus Market Neutral
 Fund Class I                                    3,859,678             38,365
Virtus Real Estate
 Securities Class I                                794,541             23,550
                                                                     --------
                                                                      119,441
                                                                     --------
FIXED INCOME FUNDS-9.3%
Virtus Senior Floating
 Rate Fund Class I                               2,122,693             21,036
-----------------------------------------------------------------------------
TOTAL MUTUAL FUNDS
(IDENTIFIED COST $127,936)                                            140,477
-----------------------------------------------------------------------------

EXCHANGE-TRADED FUNDS-37.5%
iShares S&P North American
 Natural Resources Sector
 Index Fund                                        537,700             25,191
PowerShares DB
 Commodity Index
 Tracking Fund(2)                                1,209,600             36,905
PowerShares DB G10
 Currency Harvest Fund(2)                          922,870             22,481
-----------------------------------------------------------------------------
TOTAL EXCHANGE-TRADED FUNDS
(IDENTIFIED COST $69,683)                                              84,577
-----------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS-99.8%
(IDENTIFIED COST $197,619)                                            225,054
-----------------------------------------------------------------------------
SHORT-TERM INVESTMENTS-0.1%
MONEY MARKET MUTUAL FUNDS-0.1%
BlackRock Liquidity Funds
 TempFund Portfolio -
 Institutional Shares
 (seven-day effective
 yield 0.150%)                                     331,522                332
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $332)                                                    332
-----------------------------------------------------------------------------
TOTAL INVESTMENTS-99.9%
(IDENTIFIED COST $197,951)                                            225,386(1)
Other assets and liabilities,
net-0.1%                                                                  211
                                                                   ----------
NET ASSETS-100.0%                                                  $  225,597
                                                                   ==========

----------
FOOTNOTE LEGEND:

(1) Federal Income Tax Information: For tax information at March 31, 2011, see
    Note 11, Federal Income Tax Information in the Notes to Financial
    Statements.

(2) Non-income producing.

(3) Affiliated Fund.

The following table provides a summary of inputs used to value the Fund's investments as of March 31, 2011 (see Security Valuation Note 2A in the Notes to Financial Statements).

                                             Total Value       Level 1 -
                                                 at             Quoted
                                            March 31, 2011      Prices
                                            --------------    ----------
INVESTMENTS IN SECURITIES:
Equity Securities:
 Exchange-Traded Funds                       $   84,577       $  84,577
 Mutual Funds                                   140,477         140,477
 Short-Term Investments                             332             332
                                             ----------       ---------
Total Investments                            $  225,386       $ 225,386
                                             ==========       =========

  There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

        For information regarding the Key Investment Terms, see page 5.

                       See Notes to Financial Statements

                           VIRTUS OPPORTUNITIES TRUST
                      STATEMENT OF ASSETS AND LIABILITIES
                           MARCH 31, 2011 (UNAUDITED)

(Reported in thousands except shares and per share amounts)

                                                                                          ALLOCATOR PREMIUM
                                                                                            ALPHASECTOR(SM)
                                                                                                FUND
                                                                                          -----------------
ASSETS
Investment in securities at value(1)(2).........................................          $     1,735
Investment in affiliated funds at value(3).......................................                  --
Receivables
 Investment securities sold......................................................                 179
 Fund shares sold ...............................................................                 172
 Receivable from adviser.........................................................                   4
 Dividends and interest receivable...............................................                  --(4)
Trustee retainer ................................................................                  --
Prepaid expenses ................................................................                  --
                                                                                          -----------
   Total assets .................................................................               2,090
                                                                                          -----------
LIABILITIES
Cash overdraft ..................................................................                  --
Payables
 Fund shares repurchased.........................................................                  --
 Investment securities purchased.................................................                 280
 Collateral on securities loaned.................................................                  --
 Dividend distributions .........................................................                  --
 Investment advisory fee.........................................................                  --
 Distribution and service fees...................................................                  --(4)
 Administration fee .............................................................                  --(4)
 Transfer agent fees and expenses................................................                  --(4)
 Trustees' fee and expenses......................................................                  --(4)
 Professional fee ...............................................................                   2
 Other accrued expenses..........................................................                   2
                                                                                          -----------
   Total liabilities.............................................................                 284
                                                                                          -----------
NET ASSETS ......................................................................         $     1,806
                                                                                          ===========
NET ASSETS CONSIST OF:
 Capital paid in on shares of beneficial interest................................         $     1,767
 Accumulated undistributed net investment income (loss)..........................                   2
 Accumulated undistributed net realized gain (loss)..............................                  --(4)
 Net unrealized appreciation (depreciation) on investments.......................                  37
                                                                                          -----------
NET ASSETS ......................................................................         $     1,806
                                                                                          ===========
CLASS A
Net asset value (net assets/shares outstanding) per share........................         $     10.32
Maximum offering price per share NAV/(1-5.75%)...................................         $     10.95
Shares of beneficial interest outstanding, no par value, unlimited
 authorization...................................................................              32,613
Net Assets ......................................................................         $       337
CLASS C
Net asset value (net assets/shares outstanding) and offering price per share.....         $     10.32
Shares of beneficial interest outstanding, no par value, unlimited
 authorization...................................................................              10,000
Net Assets ......................................................................         $       103
CLASS I
Net asset value (net assets/shares outstanding) and offering price per share.....         $     10.32
Shares of beneficial interest outstanding, no par value, unlimited
 authorization...................................................................             132,297
Net Assets ......................................................................         $     1,366

---------
(1) Investment in securities at cost.............................................         $     1,698
(2) Market value of securities on loan...........................................                  --
(3) Investments in affiliated funds at cost......................................                  --
(4) Amount is less than $500 (not reported in thousands).

                       See Notes to Financial Statements

                           VIRTUS OPPORTUNITIES TRUST
                STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

 ALPHASECTOR(SM)               GLOBAL PREMIUM                 PREMIUM              ALTERNATIVES
   ROTATION                    ALPHASECTOR(SM)             ALPHASECTOR(SM)         DIVERSIFIER
     FUND                           FUND                        FUND                    FUND
-----------------             -----------------            ---------------         -------------
$       641,454                 $       1,051                $ 1,329,839            $    84,909

             --                            --                         --                140,477

             --                            --                         --                    500
          2,001                            25                     37,309                    674
             --                             4                         --                     28
             30                            --(4)                      57                     --(4)
              4                            --                          6                      2
             42                            --                         93                     25
---------------                 -------------                -----------             ----------
        643,531                         1,080                  1,367,304                226,615
---------------                 -------------                -----------             ----------

            645                            --                         --                     --(4)

          1,817                            --                        880                    781
             --                            --                     28,857                     --
        146,899                            --                    218,497                     --
             --(4)                         --                         --                     --
            185                            --                        868                     --
            172                            --(4)                     252                     92
             58                            --(4)                     108                     26
            147                            --(4)                     145                     86
             --                            --(4)                      --                     --
             55                             2                         15                     17
             40                             2                         40                     16
---------------                 -------------                -----------             ----------
        150,018                             4                    249,662                  1,018
---------------                 -------------                -----------             ----------
$       493,513                 $       1,076                $ 1,117,642             $  225,597
===============                 =============                ===========             ==========

$       432,621                 $       1,025                $ 1,052,303             $  285,864
            735                             2                      1,112                    729
        (13,882)                            1                      1,510                (88,431)
         74,039                            48                     62,717                 27,435
---------------                 -------------                -----------             ----------
$       493,513                 $       1,076                $ 1,117,642             $  225,597
===============                 =============                ===========             ==========

$         11.69                 $       10.50                $     12.88             $    11.05
$         12.40                 $       11.14                $     13.67             $    11.72
     19,169,155                        10,000                 41,592,172              9,541,608
$       224,101                 $         105                $   535,635             $  105,410

$         11.58                 $       10.50                $     12.82             $    10.94
     14,289,307                        12,381                 17,714,241              7,589,368
$       165,523                 $         130                $   227,092             $   82,990

$         11.69                 $       10.51                $     12.89             $    11.06
      8,885,916                        80,000                 27,534,496              3,363,817
$       103,889                 $         841                $   354,915             $   37,197
$       567,415                 $       1,003                $ 1,267,122             $   70,015
        142,894                            --                    212,317                     --
             --                            --                         --                127,936

                       See Notes to Financial Statements

                           VIRTUS OPPORTUNITIES TRUST
                            STATEMENT OF OPERATIONS
                  SIX MONTHS ENDED MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

                                                                                ALLOCATOR PREMIUM
                                                                                  ALPHASECTOR(SM)
                                                                                     FUND(2)
                                                                                -----------------
INVESTMENT INCOME
  Dividends ...........................................................               $  2
  Dividend income from affiliated funds................................                 --
  Security lending ....................................................                 --
                                                                                      ----
   Total investment income ............................................                  2
                                                                                      ----
EXPENSES
  Investment advisory fees ............................................                  1
  Service fees, Class A ...............................................                 --(1)
  Distribution and service fees, Class C...............................                 --(1)
  Administration fees .................................................                 --(1)
  Transfer agent fee and expenses .....................................                 --(1)
  Custodian fees ......................................................                 --(1)
  Printing fees and expenses ..........................................                 --(1)
  Professional fees ...................................................                  2
  Registration fees ...................................................                  2
  Trustees' fee and expenses ..........................................                 --(1)
  Miscellaneous expenses ..............................................                 --(1)
                                                                                      ----
   Total expenses .....................................................                  5
  Less expenses reimbursed and/or waived by investment adviser
   and/or distributor..................................................                 (5)
                                                                                      ----
    Net expenses ......................................................                 --
                                                                                      ----
  NET INVESTMENT INCOME (LOSS) ........................................                  2
                                                                                      ----
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on investments .............................                 --(1)
  Net realized gain (loss) on affiliated funds ........................                 --
  Capital gain distributions from affiliated funds ....................                 --
  Capital gain distributions from non-affiliated funds ................                 --
  Net change in unrealized appreciation (depreciation) on
   investments.........................................................                 37
                                                                                      ----
  NET GAIN (LOSS) ON INVESTMENTS ......................................                 37
                                                                                      ----
Net increase (decrease) in net assets resulting from operations .......               $ 39
                                                                                      ====

----------
(1) Amount is less than $500 (not reported in thousands).

(2) Inception date for the Fund is March 15, 2011.

                       See Notes to Financial Statements

                           VIRTUS OPPORTUNITIES TRUST
                      STATEMENT OF OPERATIONS (CONTINUED)
                  SIX MONTHS ENDED MARCH 31, 2011 (UNAUDITED)

  ALPHASECTOR(SM)        GLOBAL PREMIUM      PREMIUM          ALTERNATIVES
    ROTATION             ALPHASECTOR(SM)  ALPHASECTOR(SM)     DIVERSIFIER
      FUND                  FUND(2)            FUND               FUND
---------------         --------------    --------------     --------------
    $     4,918             $   2           $  6,531              $   257
             --                --                 --                3,751
            115                --                123                   --
    -----------             -----           --------              -------
          5,033                 2              6,654                4,008
    -----------             -----           --------              -------

          1,011                 1              2,706                   39
            248                --(1)             324                  135
            717                --(1)             520                  419
            317                --(1)             346                  160
            367                --(1)             317                  208
              5                --(1)               7                    3
             37                --(1)              41                   18
             58                 2                 14                   11
             45                 2                 40                   23
             16                --(1)              12                    8
             20                --(1)               7                   12
    -----------             -----           --------             --------
          2,841                 5              4,334                1,036

            (83)               (5)                (1)                (255)
    -----------             -----           --------             --------
          2,758                --              4,333                  781
    -----------             -----           --------             --------
          2,275                 2              2,321                3,227
    -----------             -----           --------             --------

         20,875                 1              2,290               (1,195)
             --                --                 --                 (650)
             --                --                 --                1,404
              1                --                  1                   --
         43,165                48             58,515               22,152
    -----------             -----           --------             --------
         64,041                49             60,806               21,711
    -----------             -----           --------             --------
    $    66,316             $  51           $ 63,127             $ 24,938
    ===========             =====           ========             ========

                       See Notes to Financial Statements

                           VIRTUS OPPORTUNITIES TRUST
                       STATEMENT OF CHANGES IN NET ASSETS

($ reported in thousands)

                                                                                          --------------------------------------
                                                                                          ALLOCATOR PREMIUM ALPHASECTOR(SM) FUND
                                                                                          --------------------------------------
                                                                                                 FROM INCEPTION MARCH 15,
                                                                                                  2011 TO MARCH 31, 2011
                                                                                                      (UNAUDITED)
                                                                                          --------------------------------------
INCREASE/(DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)........................................................                       $     2
Net realized gain (loss)............................................................                            --(1)
                                                                                                           -------
Net change in unrealized appreciation (depreciation)................................                            37
                                                                                                           -------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.........................                            39
                                                                                                           -------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income, Class A......................................................                            --
Net investment income, Class C......................................................                            --
Net investment income, Class I......................................................                            --
                                                                                                           -------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS...........................                            --
                                                                                                           -------
FROM SHARE TRANSACTIONS (SEE NOTE 5)
Change in net assets from share transactions, Class A...............................                           332
Change in net assets from share transactions, Class C...............................                           100
Change in net assets from share transactions, Class I...............................                         1,335
                                                                                                           -------
INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS...........................                         1,767
                                                                                                           -------
NET INCREASE (DECREASE) IN NET ASSETS...............................................                         1,806

NET ASSETS
Beginning of period.................................................................                            --
                                                                                                           -------
END OF PERIOD.......................................................................                         1,806
                                                                                                           =======
Accumulated undistributed net investment income (loss) at end of period.............                       $     2

------------
(1) Amount is less than $500 (not reported in thousands).

                       See Notes to Financial Statements

                           VIRTUS OPPORTUNITIES TRUST
                       STATEMENT OF CHANGES IN NET ASSETS(CONTINUED)

      ALPHASECTOR(SM) ROTATION FUND                    GLOBAL PREMIUM ALPHASECTOR(SM) FUND
------------------------------------------             -----------------------------------
  SIX MONTHS
    ENDED                                                       FROM INCEPTION
   MARCH 31,                   YEAR ENDED                      MARCH 15, 2011 TO
     2011                     SEPTEMBER 30,                      MARCH 31, 2011
  (UNAUDITED)                     2010                            (UNAUDITED)
  ----------                  ------------            ---------------------------------

$     2,275                   $     3,659                        $         2
     20,876                       (16,759)                                 1
     43,165                        26,684                                 48
-----------                   -----------                        -----------
     66,316                        13,584                                 51
-----------                   -----------                        -----------
     (1,955)                         (805)                                --
       (943)                          (97)                                --
     (1,207)                         (520)                                --
-----------                   -----------                        -----------
     (4,105)                       (1,422)                                --
-----------                   -----------                        -----------
      4,371                       149,521                                100
     12,477                        88,764                                125
    (23,506)                      109,673                                800
-----------                   -----------                        -----------
     (6,658)                      347,958                              1,025
-----------                   -----------                        -----------
     55,553                       360,120                              1,076

    437,960                        77,840                                 --
----- -----                   -----------                        -----------
$   493,513                   $   437,960                        $     1,076
===========                   ===========                        ===========
$       735                   $     2,565                        $         2

                       See Notes to Financial Statements

                           VIRTUS OPPORTUNITIES TRUST
                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

($ reported in thousands)

                                                                                     PREMIUM ALPHASECTOR(SM) FUND
                                                                           --------------------------------------------
                                                                           SIX MONTHS
                                                                              ENDED
                                                                            MARCH 31,                         YEAR ENDED
                                                                               2011                         SEPTEMBER 30,
                                                                           (UNAUDITED)                           2010
                                                                           ----------                       ------------
INCREASE/(DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)........................................      $     2,321                       $        604
Net realized gain (loss)............................................            2,291                               (217)
Net change in unrealized appreciation (depreciation)................           58,515                              4,202
                                                                          -----------                       ------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.........           63,127                              4,589
                                                                          -----------                       ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income, Class A......................................           (1,040)                                --
Net investment income, Class C......................................             (274)                                --
Net investment income, Class I......................................             (499)                                --
Net realized short-term gains, Class A..............................             (310)                                --
Net realized short-term gains, Class C..............................             (121)                                --
Net realized short-term gains, Class I..............................             (133)                                --
                                                                          -----------                       ------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS...........           (2,377)                                --
                                                                          -----------                       ------------
FROM SHARE TRANSACTIONS (SEE NOTE 5)
Change in net assets from share transactions, Class A...............          414,516                             86,114
Change in net assets from share transactions, Class C...............          184,623                             28,722
Change in net assets from share transactions, Class I...............          314,424                             23,904
                                                                          -----------                       ------------
INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS...........          913,563                            138,740
                                                                          -----------                       ------------
NET INCREASE (DECREASE) IN NET ASSETS...............................          974,313                            143,329
NET ASSETS
Beginning of period.................................................          143,329                                 --
                                                                          -----------                       ------------
END OF PERIOD.......................................................      $ 1,117,642                       $    143,329
                                                                          ===========                       ============
Accumulated undistributed net investment income (loss) at end of
 period.............................................................      $     1,112                       $        604

                       See Notes to Financial Statements

                           VIRTUS OPPORTUNITIES TRUST
                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

 ALTERNATIVES DIVERSIFIER FUND
 -----------------------------
  SIX MONTHS
     ENDED
   MARCH 31,       YEAR ENDED
     2011         SEPTEMBER 30,
 (UNAUDITED)          2010
--------------    ------------
$        3,227    $   3,976
          (441)     (13,282)
        22,152       29,546
--------------    ---------
        24,938       20,240
--------------    ---------
        (1,588)      (3,206)
          (949)      (1,519)
          (599)        (561)
            --           --
            --           --
            --           --
--------------    ---------
        (3,136)      (5,286)
--------------    ---------
       (20,127)     (59,963)
       (10,345)     (21,365)
         2,124       29,962
--------------    ---------
       (28,348)     (51,366)
--------------    ---------
        (6,546)     (36,412)


       232,143      268,555
--------------    ---------
$      225,597    $ 232,143
==============    =========

$          729    $     638

                       See Notes to Financial Statements

                           VIRTUS OPPORTUNITIES TRUST
                              FINANCIAL HIGHLIGHTS
           SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
                             THROUGHOUT EACH PERIOD


                                                     CAPITAL
                              NET                     GAINS          NET
                             ASSET                DISTRIBUTIONS   REALIZED             DIVIDENDS DISTRIBUTIONS               CHANGE
                            VALUE,       NET         RECEIVED        AND      TOTAL       FROM       FROM                      IN
                           BEGINNING  INVESTMENT       FROM      UNREALIZED    FROM       NET         NET                      NET
                              OF        INCOME      AFFILIATED      GAIN    INVESTMENT INVESTMENT  REALIZED        TOTAL      ASSET
                            PERIOD    (LOSS)(2)      FUNDS(2)      (LOSS)   OPERATIONS   INCOME      GAINS     DISTRIBUTIONS  VALUE
                           ---------------------------------------------------------------------------------------------------------
-------------------------
ALLOCATOR PREMIUM
ALPHASECTOR(SM) FUND
-------------------------
CLASS A
3/15/11(6) to 3/31/11(11)  $  10.00       0.01           --         0.31         0.32        --        --            --        0.32

CLASS C
3/15/11(6) to 3/31/11(11)  $  10.00       0.01           --         0.31         0.32        --        --            --        0.32

CLASS I
3/15/11(6) to 3/31/11(11)  $  10.00       0.01           --         0.31         0.32        --        --            --        0.32
-------------------------
ALPHASECTOR(SM)
ROTATION FUND
-------------------------
CLASS A
10/1/10 to 3/31/11(11)     $  10.18       0.06           --         1.56         1.62     (0.11)       --         (0.11)       1.51
10/1/09 to 9/30/10             9.34       0.14           --         0.76         0.90     (0.06)       --         (0.06)       0.84
10/1/08 to 9/30/09             9.95       0.15           --        (0.48)       (0.33)    (0.15)    (0.13)        (0.28)      (0.61)
10/1/07 to 9/30/08            12.81       0.18         0.29        (2.92)       (2.45)    (0.24)    (0.17)        (0.41)      (2.86)
8/1/07 to 9/30/07             12.91       0.02           --         0.53         0.55     (0.03)    (0.62)        (0.65)      (0.10)
8/1/06 to 7/31/07             11.89       0.20         0.60         0.86         1.66     (0.42)    (0.22)        (0.64)       1.02
8/1/05 to 7/31/06             12.07       0.15         0.12         0.40         0.67     (0.16)    (0.69)        (0.85)      (0.18)

CLASS C
10/1/10 to 3/31/11(11)     $  10.09       0.03           --         1.53         1.56     (0.07)       --         (0.07)       1.49
10/1/09 to 9/30/10             9.29       0.07           --         0.75         0.82     (0.02)       --         (0.02)       0.80
10/1/08 to 9/30/09             9.88       0.08           --        (0.45)       (0.37)    (0.09)    (0.13)        (0.22)      (0.59)
10/1/07 to 9/30/08            12.74       0.09         0.30        (2.92)       (2.53)    (0.16)    (0.17)        (0.33)      (2.86)
8/1/07 to 9/30/07             12.85         --(5)        --         0.54         0.54     (0.03)    (0.62)        (0.65)      (0.11)
8/1/06 to 7/31/07             11.84       0.10         0.60         0.86         1.56     (0.33)    (0.22)        (0.55)       1.01
8/1/05 to 7/31/06             12.02       0.06         0.12         0.40         0.58     (0.07)    (0.69)        (0.76)      (0.18)

CLASS I
10/1/10 to 3/31/11(11)     $  10.18       0.08           --         1.55         1.63     (0.12)       --         (0.12)       1.51
10/1/09(6) to 9/30/10          9.11       0.20           --         0.94         1.14     (0.07)       --         (0.07)       1.07
------------------------
GLOBAL PREMIUM
ALPHASECTOR(SM) FUND
------------------------
CLASS A
3/15/11(6) to 3/31/11(11)  $  10.00       0.02           --         0.48         0.50        --        --            --        0.50

CLASS C
3/15/11(6) to 3/31/11(11)  $  10.00       0.01           --         0.49         0.50        --        --            --        0.50

CLASS I
3/15/11(6) to 3/31/11(11)  $  10.00       0.02           --         0.49         0.51        --        --            --        0.51

                       See Notes to Financial Statements

                           VIRTUS OPPORTUNITIES TRUST
                        FINANCIAL HIGHLIGHTS (CONTINUED)
           SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
                             THROUGHOUT EACH PERIOD

                                                                   RATIO OF           RATIO OF
                                                 RATIO OF           GROSS               NET
                                                   NET            EXPENSES          INVESTMENT
       NET                         NET          OPERATING        TO AVERAGE           INCOME
      ASSET                       ASSETS,        EXPENSES            NET              (LOSS)
      VALUE,                       END              TO              ASSETS              TO
       END                         OF            AVERAGE       (BEFORE WAIVERS        AVERAGE        PORTFOLIO
       OF        TOTAL            PERIOD           NET                AND                NET         TURNOVER
     PERIOD     RETURN(1)     (IN THOUSANDS)    ASSETS(8)     REIMBURSEMENTS)(8)       ASSETS          RATE
 --------------------------------------------------------------------------------------------------------------
  $    10.32       3.20%(4)    $        337       1.75%(3)         12.54%(3)          2.88%(3)        16%(4)

  $    10.32       3.20%(4)    $        103       2.50%(3)         12.20%(3)          2.69%(3)        16%(4)

  $    10.32       3.20%(4)    $      1,366       1.50%(3)         11.13%(3)          3.09%(3)        16%(4)

  $    11.69      15.98%(4)    $    224,101       1.05%(3)          1.05%(3)          1.16%(3)        58%(4)
       10.18       9.63             192,375       1.06              1.06              1.41           245
        9.34      (2.81)             37,722       0.64              0.64              1.80           131
        9.95     (19.66)             41,396       0.21(7)           0.45              1.57            23
       12.81       4.23(4)           58,663       0.26(3)           0.49(3)           0.72(3)          2(4)
       12.91      14.16              56,857       0.06              0.45              1.54            43
       11.89       5.76              51,755       0.20(7)           0.45              1.25            74

  $    11.58      15.53%(4)    $    165,523       1.80%(3)          1.91%(3)          0.53%(3)        58%(4)
       10.09       8.79             133,453       1.81              1.81              0.68           245
        9.29      (3.41)             40,118       1.38              1.38              1.03           131
        9.88     (20.35)             50,007       0.96(7)           1.20              0.81            23
       12.74       4.17(4)           77,181       1.01(3)           1.24(3)          (0.03)(3)         2(4)
       12.85      13.29              76,049       0.80              1.20              0.79            43
       11.84       4.99              75,168       0.96(7)           1.19              0.48            74

  $    11.69      16.13%(4)    $    103,889       0.80%(3)          0.80%(3)          1.38%(3)        58%(4)
       10.18      12.63(4)          112,132       0.83(3)           0.83(3)           2.04(3)          245

  $    10.50       5.00%(4)    $        105       1.75%(3)         12.72%(3)          4.07%(3)         3%(4)

  $    10.50       5.00%(4)    $        130       2.50%(3)         13.46%(3)          3.32%(3)         3%(4)

  $    10.51       5.10%(4)    $        841       1.50%(3)         12.47%(3)          4.32%(3)         3%(4)

                       See Notes to Financial Statements

                           VIRTUS OPPORTUNITIES TRUST
                        FINANCIAL HIGHLIGHTS (CONTINUED)
           SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
                             THROUGHOUT EACH PERIOD



                                                     CAPITAL
                              NET                     GAINS          NET
                             ASSET                DISTRIBUTIONS   REALIZED             DIVIDENDS DISTRIBUTIONS               CHANGE
                            VALUE,       NET         RECEIVED        AND      TOTAL       FROM       FROM                     IN
                           BEGINNING  INVESTMENT       FROM      UNREALIZED    FROM       NET         NET                     NET
                              OF        INCOME      AFFILIATED      GAIN    INVESTMENT  INVESTMENT REALIZED        TOTAL     ASSET
                            PERIOD    (LOSS)(2)      FUNDS(2)      (LOSS)   OPERATIONS    INCOME     GAINS     DISTRIBUTIONS VALUE

                           --------------------------------------------------------------------------------------------------------
----------------------
PREMIUM
ALPHASECTOR(SM) FUND
---------------------
CLASS A
10/1/10 to 3/31/11(11)    $  11.17       0.06           --            1.72      1.78      (0.05)     (0.02)       (0.07)      1.71
7/1/10(6) to 9/30/10         10.00       0.12           --            1.05      1.17         --         --           --       1.17

CLASS C
10/1/10 to 3/31/11(11)    $  11.15       0.02           --            1.71      1.73      (0.04)     (0.02)       (0.06)      1.67
7/1/10(6) to 9/30/10         10.00       0.09           --            1.06      1.15         --         --           --       1.15

CLASS I
10/1/10 to 3/31/11(11)    $  11.17       0.09           --            1.71      1.80      (0.06)     (0.02)       (0.08)      1.72
7/1/10(6) to 9/30/10         10.00       0.11           --            1.06      1.17         --         --           --       1.17
----------------------
ALTERNATIVES
DIVERSIFIER FUND
----------------------
CLASS A
10/1/10 to 3/31/11(11)    $  10.05       0.16         0.06            0.94      1.16      (0.16)        --        (0.16)      1.00
10/1/09 to 9/30/10            9.43       0.18         0.02            0.64      0.84      (0.22)        --        (0.22)      0.62
10/1/08 to 9/30/09           10.62       0.13         0.01           (1.22)    (1.08)     (0.11)        --        (0.11)     (1.19)
10/1/07 to 9/30/08           11.80       0.10         0.11           (1.25)    (1.04)     (0.14)        --        (0.14)     (1.18)
8/1/07 to 9/30/07            11.15       0.03           --            0.69      0.72      (0.01)     (0.06)       (0.07)      0.65
8/1/06 to 7/31/07            10.63       0.18         0.13            0.41(9)   0.72      (0.20)        --(5)     (0.20)      0.52
11/30/05(6) to 7/31/06       10.00       0.08         0.02            0.57      0.67      (0.04)        --        (0.04)      0.63

CLASS C
10/1/10 to 3/31/11(11)    $   9.95       0.12         0.06            0.93      1.11      (0.12)        --        (0.12)      0.99
10/1/09 to 9/30/10            9.34       0.10         0.02            0.64      0.76      (0.15)        --        (0.15)      0.61
10/1/08 to 9/30/09           10.50       0.07         0.01           (1.19)    (1.11)     (0.05)        --        (0.05)     (1.16)
10/1/07 to 9/30/08           11.70       0.02         0.12           (1.27)    (1.13)     (0.07)        --        (0.07)     (1.20)
8/1/07 to 9/30/07            11.07       0.02           --            0.68      0.70      (0.01)     (0.06)       (0.07)      0.63
8/1/06 to 7/31/07            10.58       0.11         0.14            0.38(9)   0.63      (0.14)        --(5)     (0.14)      0.49
11/30/05(6) to 7/31/06       10.00       0.03         0.04            0.54      0.61      (0.03)        --        (0.03)      0.58

CLASS I
10/1/10 to 3/31/11(11)    $  10.06       0.18         0.07            0.92      1.17      (0.17)        --        (0.17)      1.00
10/1/09(6) to 9/30/10         9.27       0.18         0.01            0.84      1.03      (0.24)        --        (0.24)      0.79

------------
FOOTNOTE LEGEND

(1) Sales charges, where applicable, are not reflected in the total return calculation.

(2)  Computed using average shares outstanding.

(3)  Annualized.

(4)  Not annualized.

(5)  Amount is less than $0.005.

(6)  Inception date.

(7) Due to a change in expense ratio, the ratio shown is a blended expense ratio.

                       See Notes to Financial Statements

                           VIRTUS OPPORTUNITIES TRUST
                        FINANCIAL HIGHLIGHTS (CONTINUED)
           SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
                             THROUGHOUT EACH PERIOD

                                                                   RATIO OF           RATIO OF
                                                 RATIO OF           GROSS               NET
                                                   NET            EXPENSES           INVESTMENT
       NET                         NET          OPERATING        TO AVERAGE           INCOME
      ASSET                       ASSETS,        EXPENSES            NET              (LOSS)
      VALUE,                       END              TO              ASSETS              TO
       END                         OF            AVERAGE       (BEFORE WAIVERS        AVERAGE        PORTFOLIO
       OF        TOTAL            PERIOD           NET                AND                NET         TURNOVER
      PERIOD    RETURN(1)     (IN THOUSANDS)    ASSETS(8)     REIMBURSEMENTS)(8)       ASSETS          RATE
--------------------------------------------------------------------------------------------------------------
   $   12.88       15.95%(4)   $  535,635     1.67%(3)(10)     1.66%(3)              0.97%(3)          64%(4)
       11.17       11.70(4)        88,916     1.70(3)          1.83(3)               4.64(3)           47(4)

   $   12.82       15.45%(4)   $  227,092     2.42%(3)(10)     2.46%(3)              0.30%(3)          64%(4)
       11.15       11.50(4)        29,864     2.45(3)          2.67(3)               3.51(3)           47(4)

   $   12.89       16.09%(4)   $  354,915     1.42%(3)(10)     1.41%(3)              1.41%(3)          64%(4)
       11.17       11.70(4)        24,549     1.45(3)          1.75(3)               4.02(3)           47(4)

   $   11.05       11.73%(4)   $  105,410     0.45%(3)         0.68%(3)              3.04%(3)           3%(4)
       10.05        8.91          115,081     0.45             0.75                  1.87               4
        9.43      (10.00)         167,472     0.29             0.58                  1.62              20
       10.62       (8.94)         267,294     0.31             0.52                  0.89              32
       11.80        6.45(4)       109,620     0.34(3)          0.54(3)               1.74(3)           18(4)
       11.15        6.76           95,230     0.26             0.51                  1.61              11
       10.63        6.72(4)         1,231     0.20(3)         31.52(3)               1.11(3)           81(4)

   $   10.94       11.32%(4)   $   82,990     1.20%(3)         1.42%(3)              2.32%(3)           3%(4)
        9.95        8.06           85,330     1.20             1.50                  1.07               4
        9.34      (10.55)         101,083     1.04             1.33                  0.91              20
       10.50       (9.71)         137,964     1.06             1.27                  0.14              32
       11.70        6.32(4)        68,343     1.09(3)          1.29(3)               0.99(3)           18(4)
       11.07        6.01           60,669     1.01             1.26                  0.93              11
       10.58        6.16(4)           581     0.95(3)         46.88(3)               0.38(3)           81(4)

   $   11.06       11.87%(4)   $   37,197     0.20%(3)         0.42%(3)              3.40%(3)           3%(4)
       10.06       11.11(4)        31,732     0.20(3)          0.51(3)               1.83(3)            4

------------
(8) The Funds will also indirectly bear their prorated share of expenses of the underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.

(9) The amount shown for a share outstanding throughout the period does not accord with the aggregate net loss on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

(10) See Note 3C in the Notes to Financial Statements for information on recapture of expense previously waived.

(11) Unaudited.

                       See Notes to Financial Statements

                           VIRTUS OPPORTUNITIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           MARCH 31, 2011 (UNAUDITED)

1. ORGANIZATION Virtus Opportunities Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940 ("1940 Act"), as amended, as an open-end management investment company.

     As of the date of this report, 22 funds are offered for sale (each a "Fund"), of which five are reported in this semiannual report.

     Each Fund is diversified and has a distinct investment objective. The Funds have the following investment objectives.

                                                     INVESTMENT OBJECTIVE
                                               -------------------------------
     Allocator Premium AlphaSector(SM) Fund    Capital appreciation.
     AlphaSector(SM) Rotation Fund             Long-term capital appreciation.
     Global Premium AlphaSector(SM) Fund       Capital appreciation.
     Premium AlphaSector(SM) Fund              Long-term capital appreciation.
     Alternatives Diversifier Fund             Long-term capital appreciation.

     There is no guarantee that a Fund will achieve its objective.

     All the Funds offer Class A, Class C, and Class I shares. Class A shares of the Funds are sold with a front-end sales charge of up to 5.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 0.50% - 1% contingent deferred sales charge ("CDSC") may be imposed on certain redemptions made within a certain period following purchases on which a finder's fee has been paid. The period for which such CDSC applies for the Funds is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.

     Class C shares are generally sold with a 1% CDSC if redeemed within one year of purchase. Class I shares are sold without a front-end sales charge or CDSC.

     Effective January 1, 2011, Virtus Mutual Funds impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statements of additional information. The fees collected will be used to offset certain expenses of the Funds.

     Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service fees under a Board-approved 12b-1 and shareholder servicing plan and has exclusive voting rights with respect to this plan. Class I shares are not subject to a 12b-1 plan. Income and other expenses and realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.

                           VIRTUS OPPORTUNITIES TRUST
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

     A.   SECURITY VALUATION:

          Security valuation procedures for the Funds have been approved by the Board of Trustees. All internally fair valued securities, referred to below, are approved by a valuation committee appointed under the direction of the Board of Trustees.

          The Funds utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

          -    Level 1 - quoted  prices in active markets for identical
                         securities

          -    Level 2 - prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

          -    Level 3 - prices determined using significant unobservable inputs
                         (including the valuation committee's own assumptions in determining the fair value of investments)

          A description of the valuation techniques applied to the Funds' major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

          Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the valuation committee, are generally categorized as Level 3 in the hierarchy.

          Certain foreign securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the New York Stock Exchange ("NYSE")) that may impact the value of securities traded in these foreign markets. In such cases the Funds fair value foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, Financial Futures, Exchange Traded Funds, and certain Indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain Foreign Common Stocks may occur on a frequent basis.

          Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments such as Mortgage-Backed and Asset-Backed Securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally

                           VIRTUS OPPORTUNITIES TRUST
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

          fair valued by the valuation committee are generally categorized as Level 3 in the hierarchy.

          Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over the counter (OTC) derivative contracts, which include Forward Currency Contracts and Equity Linked Instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

          Investments in open-end mutual funds are valued at their closing net asset value determined as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) each business day and are categorized as Level 1 in the hierarchy.

          The Funds value their investments in the BlackRock Institutional Money Market Trust ("IMM Trust") at fair value, which is based upon the net asset value of the IMM Trust, calculated each day that the NYSE is open for business. Investments held by the IMM Trust are valued using amortized cost and the IMM Trust intends to comply with relevant maturity, portfolio quality and diversification requirements set forth in Rule 2a-7 ("2a-7"), as well as monitoring procedures called for by 2a-7. The IMM Trust is not registered under the 1940 Act, and is categorized as Level 2 in the hierarchy.

          Short-term Notes having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market and are generally categorized as Level 2 in the hierarchy.

          A summary of the inputs used to value the Funds' major categories of assets and liabilities, which primarily includes investments of the Fund, by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

     B.   SECURITY TRANSACTIONS AND RELATED INCOME:

          Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

          Dividend income is recorded using management's estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

     C.   INCOME TAXES:

          Each Fund is treated as a separate taxable entity. It is the policy of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

          The Trust may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

                           VIRTUS OPPORTUNITIES TRUST
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

          The Funds have adopted the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds have determined that there was no effect on the financial statements from the adoption of this authoritative guidance. The Funds do not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months. The Funds file tax returns as prescribed by the tax laws of the jurisdictions in which they operate. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable. As of March 31, 2011, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations is from the year 2007 forward (with limited exceptions).

     D.   DISTRIBUTIONS TO SHAREHOLDERS:

          Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

     E.   EXPENSES:

          Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more appropriately made.

          In addition to the Net Annual Operating Expenses that the Funds bear directly, the shareholders of the Funds indirectly bear the pro-rata expenses of the underlying mutual funds in which certain funds invest.

     F.   SECURITIES LENDING:

          Certain Funds may loan securities to qualified brokers through an agreement with Bank of New York Mellon ("BNY Mellon") or PFPC Trust Company ("PFPC"). Under the terms of agreement, each such Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged by BNY Mellon or PFPC for their services as securities lending agents and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.

                           VIRTUS OPPORTUNITIES TRUST
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

          At March 31, 2011, the following Funds had securities on loan (reported in thousands):

                                      MARKET VALUE    CASH COLLATERAL
                                      ------------    ---------------
AlphaSector(SM) Rotation Fund         $    142,894    $       146,899
Premium AlphaSector(SM) Fund               212,317            218,497

3.   INVESTMENT  ADVISORY  FEE  AND  RELATED  PARTY  TRANSACTIONS
     ($ REPORTED IN THOUSANDS  EXCEPT  AS  NOTED)

     A.   ADVISER:

          Virtus Investment Advisers, Inc. ("VIA," the "Adviser"), an indirect wholly-owned subsidiary of Virtus Investment Partners, Inc. ("Virtus"), is the Adviser to the Trust.

          For managing, or directing the management of, the investments of each Fund, the Adviser is entitled to a fee based upon the following annual rates:

               ALPHASECTOR(SM) ROTATION FUND - 0.45% of the first $1 billion of the average daily net assets and 0.40% of average daily net assets over one billion.

               ALLOCATOR PREMIUM ALPHASECTOR(SM) FUND AND THE GLOBAL PREMIUM ALPHASECTOR(SM) FUND - 1.10% for the first $2 billion, 1.05% for over $2 billion up to $4 billion and 1.00% for average daily net assets over $4 billion.

               PREMIUM ALPHASECTOR(SM) FUND - 1.10% of the average daily net assets.

               ALTERNATIVES DIVERSIFIER FUND - for the period of October 1, 2010 through November 30, 2010, the rate was 0.10% of the average daily net assets. Effective December 1, 2010, the adviser has discontinued this fee.

          The Adviser manages the Funds' investment programs and general operations of the Funds, including oversight of the Funds' subadvisers.

     B.   SUBADVISER:

          The subadvisers manage the investments of the Funds for which they are paid a fee by the Adviser. The subadvisers with respect to the Funds they serve are as follows:

                                                              SUBADVISER
                                                         --------------------
          Allocator Premium AlphaSector(SM) Fund         F-Squared LLC(1)(3)
          AlphaSector(SM) Rotation Fund                  F-Squared Inc.(2)(3)
          Global Premium AlphaSector(SM) Fund            F-Squared LLC(1)(3)
          Premium AlphaSector(SM) Fund                   F-Squared LLC(1)(3)

          ----------
          (1)  F-Squared  Institutional  Advisors,  LLC  ("F-Squared  LLC")

          (2)  F-Squared  Investments,  Inc.  ("F-Squared  Inc.")

          (3) F-Squared Inc. and/or F-Squared LLC (collectively "F-Squared") provides VIA with a proposed asset allocation among ETFs. Final allocations and trading for each Fund is conducted by VIA based on F-Squared's recommendations.

     C.   EXPENSE LIMITS AND FEE WAIVERS:

          The Adviser has voluntarily agreed to limit each Fund's total operating expenses (excluding taxes and extraordinary expenses), so that such expenses do not exceed the below percentages of the average daily net asset values for the following Funds. The Adviser may discontinue these voluntary expense caps at any time.

                                    CLASS A    CLASS C    CLASS I
                                    -------    -------    --------
Alternatives Diversifier Fund(1)     0.20%      0.20%       0.20%

                           VIRTUS OPPORTUNITIES TRUST
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

          The Adviser has contractually agreed to limit the following Funds' total operating expenses (excluding interest, taxes, and extraordinary expenses).

                                                                     THROUGH
                                          CLASS A  CLASS C  CLASS I   DATE
                                          -------  -------  -------  --------
          Allocator Premium
           AlphaSector(SM) Fund(2)           1.75%    2.50%    1.50% 3/31/12
          Global Premium
           AlphaSector(SM) Fund(2)           1.75     2.50     1.50  3/31/12
          Premium AlphaSector(SM) Fund(2)    1.70     2.45     1.45  6/30/11

          ----------
          (1)  Excluding 12b-1 fees and acquired Fund fees and expenses.

          (2)  Excluding acquired Fund fees and expenses.

          The Adviser may recapture operating expenses waived or reimbursed under this arrangement, within three fiscal years following the end of the fiscal year in which such waiver or reimbursement occurred. Each Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with applicable expense limitations. All or a portion of the following Adviser reimbursed expenses may be recaptured by the end of the fiscal year shown below.


                                                  EXPIRATION DATE
                                        -------------------------------------
                                         2011      2012      2013       TOTAL
                                        -----      ----      ----       -----
AlphaSector(SM) Rotation Fund           $ 274      $ --      $ --       $274
Premium AlphaSector(SM) Fund*              --        --        24         24
Alternatives Diversifier Fund             571       775       770      2,116

----------
*     ADVISER IS CURRENTLY RECAPTURING PREVIOUSLY WAIVED OR REIMBURSED EXPENSES.

     D.   DISTRIBUTOR:

          As the distributor of each Fund's shares, VP Distributors, Inc. ("VP Distributors"), an indirect wholly-owned subsidiary of Virtus, has advised the Funds that for the six months (the "period") ended March 31, 2011, it retained Class A net commissions of $348 and deferred sales charges of $2; and Class C deferred sales charges of $23.

          In addition, each Fund pays VP Distributors distribution and/or service fees under Board-approved 12b-1 and shareholder service plans as a percentage of the average daily net assets of each respective class at the annual rates as follows: Class A shares 0.25%(1); Class C shares 1.00%(2); Class I shares are not subject to a 12b-1 plan.

          Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a CDSC fee, the CDSC schedule of the original shares purchased continues to apply.

          (1) The Funds invest in ETFs. The Funds bear their proportionate share of any distribution and shareholder servicing fees of the ETFs.

          (2) The Funds' distributor has contractually agreed to waive its 12b-1 fees applicable to Class C Shares to the extent that the Funds' investments in underlying ETFs with their own 12b-1 fees would otherwise cause the total 12b-1 fees paid directly or indirectly by the Fund to exceed the limits set forth in applicable law or regulation.

                           VIRTUS OPPORTUNITIES TRUST
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

     E.   ADMINISTRATION AND TRANSFER AGENT SERVICES:

          VP Distributors serves as the Administrator to the Trust. For the period ended March 31, 2011, VP Distributors received administration fees totaling $582 which are included in the Statement of Operations. A portion of these fees is paid to outside entities that also provide services to the Funds.

          VP Distributors also serves as the Trust's transfer agent. For the period ended March 31, 2011, VP Distributors received transfer agent fees totaling $786 which are included in the Statements of Operations. A portion of these fees is paid to outside entities that also provide services to the Funds.

     F.   AFFILIATED SHAREHOLDERS:

          At March 31, 2011, Virtus, its affiliates, Bank of Montreal ("BoM") (a minority investor in Virtus) and its affiliates, and the retirement plans of Virtus and its affiliates, held shares of the Funds which may be redeemed at any time that aggregated the following:

                                                  AGGREGATE    NET ASSET
                                                   SHARES        VALUE
                                                  ---------    ----------
          Allocator Premium AlphaSector(SM) Fund
             Class A                                 10,000         $103
             Class C                                 10,000          103
             Class I                                 80,000          826
          Global Premium AlphaSector(SM) Fund
             Class A                                 10,000          105
             Class C                                 10,000          105
             Class I                                 80,000          841

     G.   INVESTMENTS IN AFFILIATES:
          ($ REPORTED IN THOUSANDS)

          A summary of the Fund of Fund's total long-term and short-term purchases and sales of the shares of the underlying Funds during the period ended March 31, 2011 is as follows:

                                      BALANCE
                                        AT
                                      9/30/10       PURCHASES(1)      SALES PROCEEDS
                                     ---------      -----------       --------------
ALTERNATIVES DIVERSIFIER FUND.....
Global Infrastructure Fund           $ 34,692       $   409                $   3,960
International Real Estate
 Securities Fund..................     23,845         2,393                    3,350

Market Neutral Fund...............     45,358         1,226                    5,500
Real Estate Securities Fund.......     22,889           147                    2,450
Senior Floating Rate Fund.........     22,789           980                    3,000
                                     --------       -------                ---------
                                     $149,573       $ 5,155                $  18,260
                                     ========       =======                =========

                           VIRTUS OPPORTUNITIES TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            MARCH 31, 2011 (UNAUDITED)

                                            BALANCE                      DISTRIBUTIONS
                                               AT          DIVIDEND       OF REALIZED
                                            3/31/11         INCOME           GAINS
                                         -----------     -----------    ---------------
ALTERNATIVES DIVERSIFIER FUND
Global Infrastructure Fund.............    $ 34,675        $  409           $   --
International Real Estate
 Securities Fund.......................      22,851         2,393               --
Market Neutral Fund....................      38,265            --            1,226
Real Estate Securities Fund............      23,550           147               --
Senior Floating Rate Fund..............      21,036           802              178
                                           --------        ------           ------
                                           $140,377        $3,751           $1,404
                                           ========        ======           ======

------------
(1) Includes reinvested dividends from income and capital gain distributions.

4.   PURCHASES AND SALES OF SECURITIES
     ($ REPORTED IN THOUSANDS)

     Purchases and sales of investment securities (excluding U.S. Government securities and agency securities, forward currency contracts, futures and short-term securities) during the period ended March 31, 2011, were as follows:

                                                 PURCHASES            SALES
                                                -----------         --------
Allocator Premium AlphaSector(SM) Fund           $    1,872         $    214
AlphaSector(SM) Rotation Fund                       260,010          310,186
Global Premium AlphaSector(SM) Fund                       979               25
Premium AlphaSector(SM) Fund                      1,234,276          330,739
Alternatives Diversifier Fund                         6,983           33,869

5.   CAPITAL SHARE TRANSACTIONS
     (REPORTED IN THOUSANDS)

     Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:

                                                ALLOCATOR PREMIUM ALPHASECTOR(SM) FUND
                                                --------------------------------------
                                                           FROM INCEPTION
                                                          MARCH 15, 2011 TO
                                                            MARCH 31, 2011
                                                              (UNAUDITED)
                                                        ------------------------
                                                         SHARES          AMOUNT
                                                        --------        --------
CLASS A
Sale of shares                                                33        $    332
                                                        --------        --------
Net Increase / (Decrease)                                     33        $    332
                                                        ========        ========

CLASS C
Sale of shares                                                10        $    100
                                                        --------        --------
Net Increase / (Decrease)                                     10        $    100
                                                        ========        ========

CLASS I
Sale of shares                                               132        $  1,335
                                                        --------        --------
Net Increase / (Decrease)                                    132        $  1,335
                                                        ========        ========

                           VIRTUS OPPORTUNITIES TRUST
                         NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 MARCH 31, 2011

                                                         ALPHASECTORSM(SM) ROTATION FUND
                                   ------------------------------------------------------------------------
                                            SIX MONTHS ENDED
                                             MARCH 31, 2011                            YEAR ENDED
                                              (UNAUDITED)                         SEPTEMBER 30, 2010
                                   ---------------------------------       --------------------------------
                                     SHARES               AMOUNT            SHARES                AMOUNT
                                   -------------       -------------       -------------       ------------
CLASS A
Sale of shares                             4,181       $      46,279              23,021       $    229,246
Reinvestment of distributions                161               1,784                  78                733
Plan of Reorganization
(See Note 9)                               1,740              20,108                  --                 --
Shares repurchased                        (5,803)            (63,800)             (8,246)           (80,458)
                                   -------------       -------------       -------------       ------------
Net Increase / (Decrease)                    279       $       4,371              14,853       $    149,521
                                   =============       =============       =============       ============

CLASS C
Sale of shares                             2,395       $      26,232              11,903       $    117,490
Reinvestment of distributions                 56                 612                   5                 54
Plan of Reorganization
(See Note 9)                               1,628              18,644                  --                 --
Shares repurchased                        (3,017)            (33,011)             (3,000)           (28,780)
                                   -------------       -------------       -------------       ------------
Net Increase / (Decrease)                  1,062        $     12,477               8,908       $     88,764
                                   =============       =============       =============       ============
CLASS I
Sale of shares                             2,842        $     31,272              12,711       $    126,049
Reinvestment of distributions                 44                 482                  19                176
Plan of Reorganization
(See Note 9)                                 216               2,500                  --                 --
Shares repurchased                        (5,226)            (57,760)             (1,720)           (16,552)
                                   -------------       -------------       -------------       ------------
Net Increase / (Decrease)                 (2,124)       $    (23,506)             11,010       $    109,673
                                   =============       =============       =============       ============

                                                GLOBAL PREMIUM ALPHASECTOR(SM) FUND
                                            -----------------------------------------
                                                         FROM INCEPTION
                                                        MARCH 15, 2011 TO
                                                          MARCH 31, 2011
                                                            (UNAUDITED)
                                                       ---------------------
                                                       SHARES         AMOUNT
                                                       ------         ------
CLASS A
Sale of shares                                             10          $ 100
                                                       ------         ------
Net Increase / (Decrease)                                  10          $ 100
                                                       ======         ======

CLASS C
Sale of shares                                             12          $ 125
                                                       ------         ------
Net Increase / (Decrease)                                  12          $ 125
                                                       ======         ======

CLASS I
Sale of shares                                             80          $ 800
                                                       ------         ------
Net Increase / (Decrease)                                  80          $ 800
                                                       ======         ======

                           VIRTUS OPPORTUNITIES TRUST
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 MARCH 31, 2011

                                                              PREMIUM ALPHASECTOR(SM) FUND
                                -------------------------------------------------------------------------------------------
                                          SIX MONTHS ENDED                                    FROM INCEPTION
                                           MARCH 31, 2011                                     JULY 1, 2010 TO
                                            (UNAUDITED)                                     SEPTEMBER 30, 2010
                                -----------------------------------            --------------------------------------------
                                     SHARES             AMOUNT                      SHARES                     AMOUNT
                                ----------------   ----------------            ----------------            ----------------
CLASS A
Sale of shares                            36,376   $        448,279                       8,409            $         90,954
Reinvestment of distributions                102              1,249                          --                          --
Shares repurchased                        (2,844)           (35,012)                       (451)                     (4,840)
                                ----------------   ----------------            ----------------            ----------------
Net Increase / (Decrease)                 33,634   $        414,516                       7,958            $         86,114
                                ================   ================            ================            ================

CLASS C
Sale of shares                            15,327   $        188,236                       2,697            $         28,909
Reinvestment of distributions                 26                321                          --                          --
Shares repurchased                          (318)            (3,934)                        (17)                       (187)
                                ----------------   ----------------            ----------------            ----------------
Net Increase / (Decrease)                 15,035   $        184,623                       2,680            $         28,722
                                ================   ================            ================            ================

CLASS I
Sale of shares                            25,987   $        322,420                       2,291            $         24,912
Reinvestment of distributions                 34                419                          --                          --
Shares repurchased                          (684)            (8,415)                        (94)                     (1,008)
                                ----------------   ----------------            ----------------            ----------------
Net Increase / (Decrease)                 25,337   $        314,424                       2,197            $         23,904
                                ================   ================            ================            ================

                                                          ALTERNATIVES DIVERSIFIER FUND
                                -------------------------------------------------------------------------------------------
                                          SIX MONTHS ENDED
                                           MARCH 31, 2011                                      YEAR ENDED
                                            (UNAUDITED)                                    SEPTEMBER 30, 2010
                                -----------------------------------            --------------------------------------------
                                     SHARES              AMOUNT                     SHARES                      AMOUNT
                                ----------------   ----------------            ----------------            ----------------
CLASS A
Sale of shares                               961   $         10,200                       4,042            $         39,056
Reinvestment of distributions                134              1,411                         295                       2,845
Shares repurchased                        (3,008)           (31,738)                    (10,636)                   (101,864)
                                ----------------   ----------------            ----------------            ----------------
Net Increase / (Decrease)                 (1,913)  $        (20,127)                     (6,299)           $        (59,963)
                                ================   ================            ================            ================

CLASS C
Sale of shares                               399   $          4,180                       1,406            $         13,424
Reinvestment of distributions                 57                593                          96                         927
Shares repurchased                        (1,446)           (15,118)                     (3,747)                    (35,716)
                                ----------------   ----------------            ----------------            ----------------
Net Increase / (Decrease)                   (990)  $        (10,345)                     (2,245)           $        (21,365)
                                ================   ================            ================            ================

CLASS I
Sale of shares                             1,223   $         12,903                       4,673            $         44,596
Reinvestment of distributions                 25                261                           9                          84
Shares repurchased                        (1,040)           (11,040)                     (1,527)                    (14,718)
                                ----------------   ----------------            ----------------            ----------------
Net Increase / (Decrease)                    208   $          2,124                       3,155            $         29,962
                                ================   ================            ================            ================

                           VIRTUS OPPORTUNITIES TRUST
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

6.   10% SHAREHOLDERS

     As of March 31, 2011, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprised of a group of individual shareholders), which in each case individually amounted to more than 10% of the total shares outstanding of the Fund as detailed below.

                                           % OF SHARES   NUMBER OF
                                           OUTSTANDING   ACCOUNTS
                                           -----------   ---------
     Allocator Premium AlphaSector(SM) Fund     46%         1*
     AlphaSector(SM) Rotation Fund              27          2
     Global Premium AlphaSector(SM) Fund        70          1*
     Premium AlphaSector(SM) Fund               23          2
     Alternatives Diversifier Fund+             13          1

     ----------

     *    Includes affiliated shareholder accounts.

     + The Alternatives Diversifier Fund does not invest in the underlying funds for the purpose of exercising management or control; however, investments made by the Fund within each of its principal investment strategies may represent a significant portion of an underlying fund's net assets. At March 31, 2011, the Fund was the owner of record of approximately 80% of the International Real Estate Securities Fund, 51% of the Market Neutral Fund and 50% of the Global Infrastructure Fund.

7.   CREDIT RISK AND ASSET CONCENTRATION

     Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

8.   PLAN OF REORGANIZATION
     (ALL AMOUNTS EXCEPT FOR THE PER SHARE AMOUNTS ARE REPORTED IN THOUSANDS)

     At the Board Meeting held on November 17, 2010, all of the Trustees of the Virtus Opportunities Trust on behalf of Virtus AlphaSector(SM) Allocation Fund ("AlphaSector(SM) Allocation," the "Merging Fund") including the Disinterested Trustees, considered and approved The Agreement and Plan of Reorganization (the "Plan") as set forth. In the reorganization, all of the assets of Merging Fund were acquired by AlphaSector(SM) Rotation (the "Acquiring Fund") in exchange for Class A, Class C and Class I shares of AlphaSector(SM) Rotation and the assumption of the liabilities of Merging Fund (the "Reorganization"). Class A, Class C and Class I shares of the Acquiring Fund were distributed to each shareholder in liquidation of Merging Fund. The purpose of the transaction was to eliminate the offering of overlapping Funds with similar investment objectives and similar investment strategies within the Trust, while simultaneously creating economies of scale for the surviving Fund that were intended to lower Fund expenses. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Merging Fund was carried forward to align ongoing reporting of the Acquiring Fund with respect to realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The acquisitions were accomplished by a tax-free exchange of shares on March 25, 2011.

                           VIRTUS OPPORTUNITIES TRUST
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

                                                                                       NET ASSET
                                                                                       VALUE OF
     MERGING                  SHARES            ACQUIRING             SHARES           CONVERTED
     FUND                     OUTSTANDING       FUND                  CONVERTED        SHARES
     ---------------------------------------------------------------------------------------------
     AlphaSector(SM)                            AlphaSector(SM)
     Allocation     Class A         1,780       Rotation   Class A       1,740             $20,108
                    Class C         1,653                  Class C       1,628              18,644
                    Class I           221                  Class I         216               2,500

     The net assets and net unrealized appreciation (depreciation) immediately before the acquisition were as follows:

                                                UNREALIZED
     MERGING                                    APPRECIATION          ACQUIRING
     FUND                     NET ASSETS        (DEPRECIATION)        FUND             NET ASSETS
     ---------------------------------------------------------------------------------------------
     AlphaSector(SM)                                                  AlphaSector(SM)
     Allocation               $   41,252        $       4,809         Rotation         $   447,106

     Assuming the acquisition had been completed on October 1, 2010, AlphaSector(SM) Rotation's results of operations for the period ended March 31, 2011, would have been as follows:

     Net investment income (loss)                              $ 2,569(a)
     Net gain (loss) on investments                            $70,821(b)
     Net increase (decrease) in assets from operations         $73,390

     ----------
     (a) $2,275, as reported in the Statement of Operations, plus $294 Net Investment Income from AlphaSector(SM) Allocation pre-merger.

     (b) $64,041, as reported in the Statement of Operations, plus $6,780 Net Realized and Unrealized Gain (Loss) on Investments from
          AlphaSector(SM) Allocation pre-merger.

          Because both AlphaSector(SM) Allocation and AlphaSector(SM) Rotation sold and redeemed shares throughout the period, providing pro-forma information on a per-share basis is not feasible. Because the combined Funds have been managed as an integrated single Fund since the completion date it is also not feasible to separate the income/(losses) and gains/(losses) of the merged AlphaSector(SM) Allocation Fund that have been included in the acquiring AlphaSector(SM) Rotation Fund's Statement of Operations since March 25, 2011.

9.   INDEMNIFICATIONS

     Under the Funds' organizational documents, their trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, the Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these arrangements.

10.  EXEMPTIVE ORDER

     On June 5, 2006, the SEC issued an order under Section 12(d) (1) (J) of the Investment Company Act ("1940 Act") granting an exemption from Sections 12(d) (1) (A) and (B) of the 1940 Act and under Sections 6(c) and 17(b) of the 1940 Act granting an exemption from Section 17(a) of the 1940 Act, which permits the Trust to invest in other affiliated and unaffiliated funds, including exchange-traded funds.

                           VIRTUS OPPORTUNITIES TRUST
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

11.  FEDERAL  INCOME  TAX  INFORMATION
    ($  REPORTED  IN THOUSANDS)

    At March 31, 2011, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Funds were as follows:

                                                                                          NET UNREALIZED
                                               FEDERAL    UNREALIZED       UNREALIZED      APPRECIATION
    FUND                                      TAX COST   APPRECIATION    (DEPRECIATION)   (DEPRECIATION)
    -------------------                       ---------  ------------    --------------   --------------
    Allocator Premium
      AlphaSector(SM) Fund                    $   1,698  $         39    $          (2)   $           37
    AlphaSector(SM) Rotation Fund               573,891        74,039           (6,476)           67,563
    Global Premium
      AlphaSector(SM) Fund                        1,003            48               --                48
    Premium AlphaSector(SM) Fund              1,267,929        62,716             (806)           61,910
    Alternatives Diversifier Fund               215,863        48,420          (38,897)            9,523

     The Funds have capital loss carryovers which may be used to offset future capital gains, as follows:

                                                                EXPIRATION YEAR
                                    ---------------------------------------------------------------------
                                     2015              2016           2017            2018             TOTAL
                                    ------            ------         -------         --------         --------
     ALPHASECTORSM ROTATION FUND    $  --             $   --         $   687          $17,328          $18,015
     ALTERNATIVES DIVERSIFIER FUND    443              1,961           2,258           63,092           67,754

     The Trust may not realize the benefit of these losses to the extent each Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.

12.  RECENT ACCOUNTING PRONOUNCEMENT

     In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2010-06, "Improving Disclosures about Fair Value Measurements." ASU No. 2010-06 will require reporting entities to make new disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2010. At this time, management is evaluating the implications of ASU No. 2010-06 and its impact on the financial statements has not been determined.

13.  SUBSEQUENT EVENT EVALUATIONS

     Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that the following subsequent event requires recognition or disclosure in the financial statements.

     Effective April 18, 2011, BNY Mellon Investment Servicing (US), Inc. became sub-transfer agent for the Virtus Mutual Funds, replacing the prior sub-transfer agent.

             CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS
                            BY THE BOARD OF TRUSTEES
                                  (UNAUDITED)

     The Board of Trustees of the Trust, along with the Boards of Trustees of the other trusts in the Virtus Mutual Funds family of funds (collectively, the "Board"), is responsible for determining whether to approve the establishment and continuation of each investment advisory and sub-advisory agreement (each, an "Agreement") applicable to the Virtus Mutual Funds (collectively, the "Funds"). At meetings held on November 17-18, 2010, the Board, including a majority of the Trustees who are not interested persons as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, considered and approved the continuation of each Agreement, as further discussed below. In approving each Agreement, the Board determined that the continued retention of the applicable adviser or subadviser was in the best interests of the Funds and their shareholders. The Trustees considered each Fund separately, though they also collectively took into account those interests that all the Funds had in common.

     In reaching their decisions, the Board considered information furnished throughout the year at regular Board meetings as well as information prepared specifically in connection with the annual review process. During the review process, the Board received assistance and advice from, and met separately with, independent legal counsel. The Board's determination contemplated a number of factors that the Trustees believed, in light of the legal advice furnished to them as well as their own business judgment, to be relevant. Some of the factors that the Board considered are described below, although the Trustees did not identify any particular information or factor as controlling but instead considered the Agreements in the totality of the circumstances. Each individual Trustee may have evaluated the information presented differently, giving different weights to different factors.

     NATURE, EXTENT AND QUALITY OF SERVICES

     The majority of the Funds1 are managed using a "manager of managers" structure that generally involves the use of one or more subadvisers to manage some or all of a Fund's portfolio. Under this structure, Virtus Investment Advisers, Inc. ("VIA") is responsible for evaluating and selecting subadvisers on an ongoing basis and for making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Agreement with VIA, therefore, the Trustees considered VIA's process for supervising and managing the Funds' subadvisers, including (a) VIA's ability to select and monitor the subadvisers; (b) VIA's ability to provide the services necessary to monitor the subadvisers' compliance with the Funds' respective investment objectives, policies and restrictions as well as provide other oversight activities; and (c) VIA's ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (d) the experience, capability and integrity of VIA's management and other personnel; (e) the financial position of VIA; (f) the quality of VIA's own regulatory and legal compliance policies, procedures and systems; (g) the nature, extent and quality of administrative and other services provided by VIA to the Funds; and (h) VIA's supervision of the Funds' other service providers. Finally, the Board also noted the extent of benefits that are provided to Fund shareholders as a result of being part of the family of Virtus Mutual Funds, including the right to exchange investments between Funds within the same class without a sales charge, the ability to reinvest Fund dividends into other Funds and the right to combine holdings in other Funds to obtain a reduced sales charge.

----------
1 During the period being reported, the only Funds that did not employ a manager of managers structure were Virtus Growth & Income Fund, which is a series of Virtus Equity Trust; and Virtus Alternatives Diversifier Fund and Virtus CA Tax-Exempt Bond Fund, each of which is a series of Virtus Opportunities Trust. VIA acted as the adviser for these Funds without employing a subadviser, and the Board considered the VIA Agreement with respect to these Funds in that context.

             CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS
                      BY THE BOARD OF TRUSTEES (CONTINUED)
                                  (UNAUDITED)

     With respect to the sub-advisory Agreements, the Board noted that each full-service subadviser2 provided portfolio management, compliance with the respective Fund's investment policies and procedures, compliance with applicable securities laws and assurances thereof. In considering the renewal of the sub-advisory Agreements, therefore, the Board considered each subadviser's investment management process, including (a) the experience, capability and integrity of the subadviser's management and other personnel committed by the subadviser to its respective Fund(s); (b) the financial position of the subadviser; (c) the quality and commitment of the subadviser's regulatory and legal compliance policies, procedures and systems; and (d) the subadviser's brokerage and trading practices.

     After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and each subadviser were reasonable and beneficial to the Funds and their shareholders.

     INVESTMENT PERFORMANCE

     The Board placed significant emphasis on its consideration of the investment performance of the Funds, in view of its importance to shareholders, and evaluated Fund performance in the context of the special considerations that a manager-of-managers structure requires. The Board also considered that VIA continued to be proactive in seeking to replace and/or add subadvisers as necessary, with a view toward improving Fund performance over the long term.

     While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing such performance was given to a report (the "Lipper Report") for the Funds prepared by Lipper Inc. ("Lipper") and furnished specifically for the contract renewal process. (Lipper is an independent provider of investment company data retained by the Funds for this purpose.) The Lipper Report presented each Fund's short-term and long-term performance relative to a peer group of other mutual funds and relevant benchmarks, as selected by Lipper. The Board considered the composition of each peer group, selection criteria and the appropriateness of the benchmark used for each Fund. The Board also assessed each Fund's performance in the context of its review of the fees and expenses of each Fund as well as VIA's profitability.

     The Board noted that while many of the Funds had generally performed in line with their respective benchmarks and peer groups during the periods measured, some of the Funds had underperformed in comparison with their respective benchmarks and/or peer groups. Where significant, the Board extensively considered the performance of the underperforming Funds and the reasons for the performance issues. The Board discussed the possible reasons for the underperformance with VIA, and spoke with representatives from VIA regarding plans to monitor and address performance issues during the coming year.

     The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Funds' overall investment performance was reasonable, and concluded that VIA's and each subadviser's performance record and process in managing the Funds merited approval of the continuation of the Agreements. However, the Board noted that certain Funds' performance would continue to be closely monitored and it expected that if performance over a longer period of time did not improve, the adviser would recommend that the subadviser be replaced in a timely manner.

----------
2 F-Squared Investments, Inc. is the subadviser to Virtus AlphaSector(SM) Rotation Fund but provides limited services in this role. The Board considered both the VIA Agreement and the applicable sub-advisory Agreement in this context. (F-Squared Institutional Advisors, LLC provides limited services as the subadviser to Virtus Premium AlphaSectorSM Fund, Virtus Allocator Premium AlphaSectorSM Fund and Virtus Global Premium AlphaSectorSM Fund, but because those Funds are new, the Board did not consider their Agreements at the same time as the other Agreements.)

             CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS
                      BY THE BOARD OF TRUSTEES (CONTINUED)
                                  (UNAUDITED)

     PROFITABILITY

     The Board also considered the level of profits realized by VIA and its affiliates in connection with the operation of the Funds. In this regard, the Board reviewed the analysis presented regarding the overall profitability of VIA for its management of the Virtus Mutual Funds, as well as its profits and those of its affiliates for managing and providing other services to each Fund. In addition to the fees paid to VIA and its affiliates, the Trustees considered any other benefits derived by VIA or its affiliates from their relationship with the Funds. Specific attention was paid to the methodology used to allocate costs to each Fund, in recognition of the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this regard, the Board noted that the allocations appeared reasonable, and concluded that the profitability to VIA from each Fund was reasonable in light of the quality of all services rendered to the Funds by VIA and its affiliates.

     The Board did not separately review profitability information for each subadviser, noting that the sub-advisory fees are paid by VIA rather than the Funds, so that Fund shareholders are not directly impacted by those fees.

     MANAGEMENT FEES AND TOTAL EXPENSES

     In evaluating the management fees and total expenses of each Fund, the Board reviewed information provided by VIA and comparisons to other funds in each Fund's peer group as presented in the Lipper Report. The Board noted that certain Funds had higher gross expenses when expressed as a percentage of net assets than those of such Funds' larger peers, which the Trustees considered in the context of these Funds' expectations for future growth. With respect to Virtus Alternatives Diversifier Fund, the Board also noted that as part of the contract renewal process VIA had agreed to eliminate its management fee. The Board also noted that several of the Funds had fee waivers and/or expense caps in place to limit the total expenses incurred by the Funds and their shareholders, and that in connection with the contract renewal process VIA had agreed to institute such an arrangement with respect to Virtus High Yield Fund. Based upon the information presented by VIA and Lipper, the Trustees then determined, in the exercise of their business judgment, that the management fees charged by VIA and the total expenses of the Funds were reasonable, both on an absolute basis and in comparison with the fees and expenses of other funds in each Fund's peer group and the industry at large.

     The Board did not receive comparative fee information relating specifically to sub-advisory fees, in light of the fact that the sub-advisory fees are paid by VIA and not by the Funds, so that Fund shareholders are not directly impacted by those fees.

     ECONOMIES OF SCALE

     The Board noted that the management fees for several of the Funds included breakpoints based on assets under management, and that fee waivers and/or expense caps were also in place for several of the Funds. The Board determined that VIA and the Funds likely would achieve certain economies of scale, particularly in relationship to certain fixed costs, and that shareholders of the Funds would have an opportunity to benefit from these economies of scale.

     In considering the sub-advisory Agreements, the Board also considered the existence of any economies of scale and whether they would be passed along to the Funds' shareholders, but noted that any such economies would likely be generated at the Fund level rather than at the subadviser level.

             CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS
              FOR VIRTUS ALLOCATOR PREMIUM ALPHASECTOR(SM) FUND AND
             VIRTUS GLOBAL PREMIUM ALPHASECTOR(SM) FUND (THE "FUNDS")
                            BY THE BOARD OF TRUSTEES
                                   (UNAUDITED)

     The Board of Trustees of Virtus Opportunities Trust (the "Trust"), along with the Boards of Trustees of the other trusts in the Virtus Mutual Funds family of funds (collectively, the "Board"), is responsible for determining whether to approve the establishment and continuation of each investment advisory and subadvisory agreement (each, an "Agreement") for the Virtus Mutual Funds. At a meeting held on February 23-25, 2011, the Board, including a majority of the Trustees who are not interested persons as defined in Section 2(a)(19) of the Investment Company Act of 1940 as amended, considered and approved each Agreement for the Funds, as further discussed below. In approving each Agreement, the Board determined that the retention of the adviser and subadviser was in the best interests of the Funds and their shareholders. The Trustees considered each Fund separately, though they also collectively took into account those interests the Funds had in common.

     In reaching their decisions, the Board considered information for other Virtus Mutual Funds furnished throughout the year at regular Board meetings as well as information prepared specifically in connection with the approval review process. During the approval review process, the Board received assistance and advice from and met separately with independent legal counsel. The Board's determination contemplated a number of factors that the Trustees in light of the legal advice furnished to them as well as their own business judgment, believed to be relevant. Some of the factors that the Board considered are described below, although the Trustees did not identify any particular information or factor as controlling, but instead considered the Agreements in the totality of the circumstances. Each individual Trustee may have evaluated the information presented differently, giving different weights to different factors.

     NATURE, EXTENT AND QUALITY OF SERVICES

     The Funds would be managed using a "manager of managers" structure that generally involves the use of one or more subadvisers to manage some or all of each Fund's portfolio. Under this structure, Virtus Investment Advisers, Inc. ("VIA") is responsible for evaluating and selecting subadvisers on an ongoing basis and for making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. Therefore, in considering the Agreement with VIA as adviser, the Trustees considered VIA's existing process for supervising and managing the other Virtus Mutual Fund subadvisers, including (a) VIA's ability to select and monitor the subadvisers; (b) VIA's ability to provide the services necessary to monitor the subadvisers' compliance with the Funds' respective investment objectives, policies and restrictions as well as provide other oversight activities; and (c) VIA's ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (d) the experience, capability and integrity of VIA's management and other personnel; (e) the financial position of VIA; (f) the quality of VIA's own regulatory and legal compliance policies, procedures and systems; (g) the nature, extent and quality of administrative and other services provided by VIA to the Virtus Mutual Funds; and (h) VIA's supervision of the Virtus Mutual Funds' other service providers. Finally, the Board also noted the extent of benefits that are provided to Virtus Mutual Fund shareholders as a result of being part of the Virtus Mutual Funds family of funds, including the right to exchange investments between Virtus Mutual Funds within the same class without a sales charge, the ability to reinvest Virtus Mutual Fund dividends into other Virtus Mutual Funds and the right to combine holdings in other Virtus Mutual Funds to obtain a reduced sales charge.

             CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS
              FOR VIRTUS ALLOCATOR PREMIUM ALPHASECTOR(SM) FUND AND
             VIRTUS GLOBAL PREMIUM ALPHASECTOR(SM) FUND (THE "FUNDS")
                      BY THE BOARD OF TRUSTEES (CONTINUED)
                                   (UNAUDITED)

     With respect to the limited services subadvisory Agreement, the Board noted that F-Squared Institutional Advisors, LLC (the "Subadviser") provided information with respect to portfolio management, compliance with the Funds' investment policies and procedures, and compliance with applicable securities laws and assurances thereof. In considering the approval of the subadvisory Agreement, the Board considered the Subadviser's investment management process, including (a) the experience, capability and integrity of the Subadviser's management and other personnel committed by the Subadviser to manage the Funds; and (b) the quality and commitment of the Subadviser's regulatory and legal compliance policies, procedures and systems.

     After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and the Subadviser were reasonable and beneficial to the Funds and their shareholders.

     INVESTMENT PERFORMANCE

     Because the Funds had not commenced operations, the Board could not evaluate prior investment performance for the Funds. The Board reviewed and was satisfied with the Subadviser's investment approach and the investment performance of the historical investment returns of the AlphaSector Allocator Premium Index, AlphaSector Premium Index and Global Premium AlphaSector Index as published by the Subadviser, as compared with certain broad market indexes.

     PROFITABILITY

     The Board also considered certain information relating to profitability that had been provided by VIA, noting VIA's intention to cap the Funds' total expenses during the startup phase. The Board noted that the profitability appeared reasonable and concluded that the profitability to VIA was reasonable in light of the quality of all services rendered to the Funds by VIA and its affiliates and the expense caps to be implemented.

     The Board did not separately review profitability information for the Subadviser, noting that the subadvisory fees are paid by VIA rather than by the Funds, so that Fund shareholders would not be directly impacted by those fees.

     MANAGEMENT FEES AND TOTAL EXPENSES

     In evaluating the management fees and total expenses of the Funds, the Board reviewed information provided by VIA and comparisons to other funds in the Funds' peer group. As noted above, the Board also noted the fee waivers and/or expense caps that would be provided to the Funds in order to limit the total expenses incurred by the Funds and its shareholders. Based upon the information presented by VIA, the Trustees determined that the management fees charged by VIA and the total expenses of the Funds were reasonable.

     The Board acknowledged that the subadvisory fees to be paid would be paid by VIA and not by the Funds. The Board noted that the subadvisory fee appeared to be reasonable in light of the quality of services to be rendered by the Subadviser.

             CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS
              FOR VIRTUS ALLOCATOR PREMIUM ALPHASECTOR(SM) FUND AND
             VIRTUS GLOBAL PREMIUM ALPHASECTOR(SM) FUND (THE "FUNDS")
                      BY THE BOARD OF TRUSTEES (CONTINUED)
                                  (UNAUDITED)

     ECONOMIES OF SCALE

     The Board noted that the proposed management fees for the Funds included breakpoints based on assets under management, and fee waivers and/or expense caps would be in place for the Funds. The Board determined that VIA and the Funds likely would achieve certain economies of scale, particularly in relationship to certain fixed costs, and shareholders of the Funds would have an opportunity to benefit from these economies of scale.

     In considering the subadvisory Agreement, the Board also considered the existence of any economies of scale and whether they would be passed along to the Funds' shareholders, but noted that any such economies would likely be generated at the Fund level rather than at the Subadviser level.

     After considering the information presented, the Board ultimately concluded that it should approve the Agreements.

VIRTUS OPPORTUNITIES TRUST
101 Munson Street
Greenfield, MA 01301-9668

TRUSTEES

George R. Aylward
Leroy Keith, Jr.
Philip R. McLoughlin, Chairman
Geraldine M. McNamara
James M. Oates
Richard E. Segerson
Ferdinand L.J. Verdonck

OFFICERS

George R. Aylward, President
Francis G. Waltman, Senior Vice President
Nancy J. Engberg, Vice President and Chief Compliance Officer
W. Patrick Bradley, Chief Financial Officer and Treasurer
Kevin J. Carr, Vice President, Chief Legal Officer, Counsel and Secretary

INVESTMENT ADVISER

Virtus Investment Advisers, Inc.
100 Pearl Street
Hartford, CT 06103-4506

PRINCIPAL UNDERWRITER

VP Distributors, Inc.
100 Pearl Street
Hartford, CT 06103-4506

TRANSFER AGENT

VP Distributors, Inc.
100 Pearl Street
Hartford, CT 06103-4506

CUSTODIANS

The Bank of New York Mellon
One Wall Street
New York, NY 10005-2588

PFPC Trust Company

(A Bank of New York Mellon Company)
8800 Tinicum Boulevard
Philadelphia, PA 19153-3111

HOW TO CONTACT US

Mutual  Fund Services                    1-800-243-1574
Adviser Consulting Group                 1-800-243-4361
Telephone Orders                         1-800-367-5877
Text Telephone                           1-800-243-1926
Web  site                                    VIRTUS.COM

IMPORTANT NOTICE TO SHAREHOLDERS

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

                         THIS PAGE INTENTIONALLY BLANK.

                                              [VIRTUS LOGO]        PRSRT STD
                                             P.O. Box 9874       U.S. POSTAGE
                                       Providence, RI 02940-8074    PAID
                                                                  LANCASTER,
                                                                      PA
For more information about                                        PERMIT 1793
Virtus mutual funds, please call
your financial representative,
contact us at 1-800-243-1574
or Virtus.com

8453                              5-11

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)  Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
          Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)  Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
          Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Virtus Opportunities Trust


By (Signature and Title)* /s/ George R. Aylward
                          -------------------------------
                          George R. Aylward, President
                          (principal executive officer)

Date June 3, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ George R. Aylward
                          -------------------------------
                          George R. Aylward, President
                          (principal executive officer)

Date June 3, 2011


By (Signature and Title)* /s/ W. Patrick Bradley
                          -------------------------------
                          W. Patrick Bradley, Chief
                          Financial Officer and Treasurer
                          (principal financial officer)

Date June 3, 2011

* Print the name and title of each signing officer under his or her signature.